UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 to March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2011

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2011

Artio International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-7
BlackRock Aggressive Growth Portfolio	MSF-19
BlackRock Bond Income Portfolio	MSF-22
BlackRock Diversified Portfolio	MSF-33
BlackRock Large Cap Value Portfolio	MSF-46
BlackRock Legacy Large Cap Growth Portfolio	MSF-50
BlackRock Money Market Portfolio	MSF-53
Davis Venture Value Portfolio	MSF-56
FI Value Leaders Portfolio	MSF-60
Jennison Growth Portfolio	MSF-63
Loomis Sayles Small Cap Core Portfolio	MSF-66
Loomis Sayles Small Cap Growth Portfolio	MSF-71
Met/Artisan Mid Cap Value Portfolio	MSF-74
Met/Dimensional International Small Company Portfolio	MSF-77
MetLife Aggressive Allocation Portfolio	MSF-114
MetLife Conservative Allocation Portfolio	MSF-115
MetLife Conservative to Moderate Allocation Portfolio	MSF-116
MetLife Mid Cap Stock Index Portfolio	MSF-118
MetLife Moderate Allocation Portfolio	MSF-125
MetLife Moderate to Aggressive Allocation Portfolio	MSF-127
MetLife Stock Index Portfolio	MSF-129
MFS Total Return Portfolio	MSF-137
MFS Value Portfolio	MSF-148
Morgan Stanley EAFE Index Portfolio	MSF-152
Neuberger Berman Genesis Portfolio	MSF-162
Neuberger Berman Mid Cap Value Portfolio	MSF-165
Oppenheimer Global Equity Portfolio	MSF-168
Russell 2000 Index Portfolio	MSF-171
T. Rowe Price Large Cap Growth Portfolio	MSF-189
T. Rowe Price Small Cap Growth Portfolio	MSF-194
Van Eck Global Natural Resources Portfolio	MSF-200
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-202
Western Asset Management U.S. Government Portfolio	MSF-215
Zenith Equity Portfolio	MSF-221
Notes to Schedule of Investments	MSF-222

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.1% of Net Assets

Security Description	Shares	Value

Australia—2.2%
Asciano Group	1,540,577	$2,774,895
MAp Group	3,150,369	9,914,945
Newcrest Mining, Ltd.	438,537	18,144,196

		30,834,036

Austria—1.2%
Erste Group Bank AG (a)	323,245	16,327,804

Brazil—2.6%
Diagnosticos da America S.A. (b)	450,784	5,809,607
Embraer S.A. (ADR) (a)	159,106	5,361,872
Hypermarcas S.A. (b)	1,083,216	14,359,118
Petroleo Brasileiro S.A. (ADR) (a)	249,295	10,078,997

		35,609,594

Canada—6.1%
Barrick Gold Corp.	336,702	17,458,750
Cenovus Energy, Inc. (a)	230,526	9,085,353
First Quantum Minerals, Ltd. (a)	23,227	2,997,664
Goldcorp, Inc. (a)	123,015	6,119,104
Ivanhoe Mines, Ltd. (a) (b)	464,981	12,722,623
Pan American Silver Corp. (a)	38,556	1,428,691
Potash Corp. of Saskatchewan, Inc.	263,451	15,503,975
Silver Wheaton Corp. (b)	52,899	2,292,762
Suncor Energy, Inc.	377,852	16,905,747

		84,514,669

China—3.7%
Anhui Conch Cement Co., Ltd. (a)	490,000	3,083,720
Baidu, Inc. (ADR) (a) (b)	124,995	17,225,561
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. (b)	2,196,000	5,627,078
China National Building Material Co., Ltd.	1,212,000	4,438,415
Ctrip.com International, Ltd. (ADR)	246,955	10,246,163
Dongfeng Motor Group Co., Ltd.	2,366,000	4,054,132
Lianhua Supermarket Holdings Co., Ltd.	712,000	2,866,979
Wumart Stores, Inc.	1,630,000	3,562,924

		51,104,972

Czech Republic—0.9%
Komercni Banka A.S.	48,613	12,280,660

Denmark—2.0%
Carlsberg A/S (Class B) (a)	87,367	9,416,933

Novo Nordisk A/S (a)	139,672	17,521,517

		26,938,450

Finland—1.1%
Fortum Oyj	97,086	3,304,745
Stora Enso Oyj	472,539	5,633,285
UPM-Kymmene Oyj (a)	322,257	6,820,916

		15,758,946

France—6.3%
Aeroports de Paris	41,079	3,787,345
BNP Paribas	159,496	11,681,332
CFAO S.A.	100,130	3,759,359

Security Description	Shares	Value

France—(Continued)
Cie Generale d’Optique Essilor International S.A.	194,455	$14,461,848
Danone	88,966	5,816,139
Eutelsat Communications S.A.	82,093	3,281,306
L’Occitane International S.A.(HKD) (a) (b)	2,153,341	5,313,440
lliad S.A. (a)	13,533	1,623,969
LVMH Moet Hennessy Louis Vuitton S.A.	82,558	13,077,283
PPR S.A.	43,767	6,713,417
Schneider Electric S.A.	49,560	8,478,174
SES S.A. (a)	129,160	3,329,169
Technip S.A.	47,906	5,121,581

		86,444,362

Germany—6.8%
Allianz SE	53,304	7,485,359
Bayerische Motoren Werke AG	63,489	5,304,747
Bilfinger Berger AG	30,714	2,668,363
Brenntag AG (b)	23,201	2,578,956
Daimler AG	209,830	14,820,011
Fraport AG	324,444	23,805,006
Fresenius SE	157,395	14,575,381
HeidelbergCement AG	90,248	6,309,258
Henkel AG & Co. KGaA	5,772	301,895
MAN AG	97,952	12,221,090
Siemens AG	25,182	3,452,432

		93,522,498

Greece—0.5%
Coca-Cola Hellenic Bottling Co. S.A.	242,498	6,511,929

Hong Kong—7.8%
Belle International Holdings, Ltd.	5,621,000	10,366,746

China Merchants Holdings International Co., Ltd.	790,468	3,336,059
China Resources Enterprise, Ltd.	2,629,000	10,757,906
China Yurun Food Group, Ltd. (a)	2,675,000	9,028,456
Geely Automobile Holdings, Ltd. (a)	7,930,000	2,941,927
Golden Eagle Retail Group, Ltd. (a)	2,282,000	4,939,164
Hang Lung Properties, Ltd.	6,460,000	28,251,145
Intime Department Store Group Co., Ltd. (a)	3,610,000	4,906,529
Li & Fung, Ltd.	2,928,000	15,051,693
Sands China, Ltd. (b)	2,602,800	5,795,524
The United Laboratories International Holdings, Ltd. (a)	1,382,000	2,483,907
Tingyi Cayman Islands Holding Corp. (a)	1,006,000	2,472,729
Wynn Macau, Ltd. (a) (b)	2,510,000	7,001,698

		107,333,483

India—4.1%
Adani Enterprises, Ltd.	680,583	10,154,154
Axis Bank, Ltd.	132,529	4,176,010
HDFC Bank, Ltd.	119,795	6,305,283
Housing Development Finance Corp.	180,592	2,820,333
ITC, Ltd.	1,699,024	6,954,665
JSW Steel, Ltd.	279,110	5,745,007
Larsen & Toubro, Ltd.	233,242	8,663,958
Mahindra & Mahindra, Ltd.	113,228	1,774,133
Mundra Port & Special Economic Zone, Ltd.	1,089,851	3,334,990
State Bank of India	100,095	6,190,652

		56,119,185

MSF-1

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Ireland—1.5%
CRH plc	446,761	$10,261,887
Dragon Oil plc (b)	1,041,620	10,009,358

		20,271,245

Israel—0.6%
Teva Pharmaceutical Industries, Ltd. (ADR)	156,424	7,847,792

Italy—1.8%
Buzzi Unicem S.p.A. (a)	211,274	3,078,889
Enel S.p.A.	337,299	2,133,774
Fiat Industrial S.p.A. (b)	687,226	9,864,039

Saipem S.p.A.	182,231	9,686,577

		24,763,279

Japan—8.4%
Aisin Seiki Co., Ltd.	62,201	2,170,309
Asahi Glass Co., Ltd. (a)	340,000	4,296,726
Canon, Inc. (a)	69,867	3,055,679
Daikin Industries, Ltd. (a)	14,432	434,337
Denso Corp.	61,990	2,067,082
Fanuc, Ltd.	48,063	7,260,685
Honda Motor Co., Ltd. (a)	215,783	8,117,460
Isuzu Motors, Ltd. (a)	1,304,000	5,183,231
Itochu Corp. (a)	445,057	4,683,396
KDDI Corp. (a)	594	3,663,676
Komatsu, Ltd. (a)	407,325	13,813,295
Mitsubishi Corp. (a)	201,119	5,610,532
Mitsubishi Electric Corp.	388,607	4,555,804
Mitsui & Co., Ltd. (a)	75,800	1,365,444
Nidec Corp. (a)	36,300	3,157,666
Nintendo Co., Ltd. (a)	23,000	6,243,929
Nissan Motor Co., Ltd. (a)	457,800	4,081,870
Nitto Denko Corp.	22,500	1,183,565
SMC Corp. (a)	20,900	3,421,920
Softbank Corp. (a)	155,400	6,174,799
Suzuki Motor Corp.	315,695	7,090,456
Toyota Motor Corp.	249,570	10,032,229
Unicharm Corp. (a)	224,910	8,170,496

		115,834,586

Mexico—0.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR) (a)	91,266	5,357,314
Genomma Lab Internacional S.A.B. de C.V. (b)	939,189	2,119,834
Grupo Financiero Banorte S.A.B. de C.V.	845,410	3,972,392

		11,449,540

Netherlands—2.7%
ASML Holding NV	32,272	1,424,620
Heineken NV	64,026	3,501,410
ING Groep NV	1,067,086	13,555,171
Koninklijke KPN NV	300,958	5,136,505
Koninklijke Philips Electronics NV	103,441	3,306,750
X5 Retail Group NV (GDR) (b)	245,472	10,334,591

		37,259,047

Security Description	Shares	Value

Norway—0.4%
Marine Harvest ASA (b)	4,587,414	$5,692,012

Portugal—0.2%
Jeronimo Martins, SGPS, S.A.	132,155	2,127,503

Russia—8.9%
Gazprom OAO (ADR)	553,715	17,945,442
IDGC Holding JSC (b)	28,394,707	4,812,903
Magnit OAO (GDR)	275,855	8,368,866
Mail.ru Group, Ltd. (GDR) (144A) (b)	15,123	452,660
NovaTek OAO (GDR)	44,294	6,166,969
O’Key Group S.A. (GDR) (b)	359,752	4,524,191
Pharmstandard (GDR) (b)	109,296	3,054,762
Rosneft Oil Co. (GDR)	1,871,169	17,054,515
Sberbank	10,038,771	37,743,731
VTB Bank OJSC (GDR)	3,166,363	22,190,274

		122,314,313

South Africa—1.1%
Aspen Pharmacare Holdings, Ltd.	529,891	6,181,274
Shoprite Holdings, Ltd.	558,233	8,548,442

		14,729,716

South Korea—2.0%
Celltrion, Inc.	331,870	10,521,825
Hyundai Motor Co.	41,631	7,727,170
Samsung Electronics Co., Ltd.	10,193	8,647,533

		26,896,528

Sweden—1.5%
Atlas Copco AB (Series A) (a)	238,375	6,335,932
Elekta AB	119,220	4,766,379
Volvo AB (Series B) (a)	570,097	10,014,945

		21,117,256

Switzerland—3.8%
Dufry AG	64,642	7,456,588
Flughafen Zuerich AG	5,982	2,500,643
Nobel Biocare Holding AG	198,557	4,127,604
Novartis AG	112,755	6,130,612
Swatch Group AG (Class B)	19,524	8,653,160
Swiss Reinsurance Co., Ltd.	73,910	4,242,399
Syngenta AG	41,388	13,492,793
UBS AG	293,265	5,278,990

		51,882,789

Taiwan—3.1%
HTC Corp.	1,106,000	43,279,332

United Kingdom—15.0%
AMEC plc	140,904	2,694,775
ARM Holdings plc	613,382	5,719,433
Barclays plc	784,022	3,518,591
BG Group plc	1,148,999	28,555,239
BHP Billiton plc	642,696	25,486,849
Burberry Group plc	148,848	2,804,815
Cairn Energy plc (b)	757,463	5,624,209

MSF-2

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

United Kingdom—(Continued)
Compass Group plc	670,499	$6,037,289
Diageo plc	245,972	4,683,334
Hikma Pharmaceuticals plc	402,989	4,772,900
HSBC Holdings plc	737,409	7,586,051
Lloyds Banking Group plc	18,432,269	17,190,575
Premier Oil plc (b)	126,129	4,033,292
Reckitt Benckiser Group plc	84,373	4,335,186
Rio Tinto plc	323,567	22,839,518
Rolls-Royce Group plc	319,412	3,173,047
Royal Dutch Shell plc (Class A) (a)	567,786	20,606,850
Shire plc	142,228	4,131,472
Smith & Nephew plc	191,304	2,157,272
Vodafone Group plc	3,793,337	10,744,859
WPP plc	338,894	4,180,517
Xstrata plc	658,296	15,376,880

		206,252,953

Total Common Stock (Identified Cost $1,174,960,849)		1,335,018,479

Preferred Stock—1.0%

Germany—1.0%
Henkel AG & Co. KGaA	51,735	3,206,148
Volkswagen AG	61,363	9,983,667

Total Preferred Stock (Identified Cost $10,193,143)		13,189,815

Exchange Traded Funds—0.3%

United States—0.3%
Market Vectors Gold Miners ETF (a)	80,379	4,827,563

Total Exchange Traded Funds (Identified Cost $4,214,204)		4,827,563

Short Term Investments—15.0%

United States—15.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $22,084,006 on 04/01/11, collateralized by $23,590,000 Federal Home Loan Mortgage Corp. due 11/24/20 with a value of $22,528,450.	$22,084,000	22,084,000
State Street Navigator Securities Lending Prime Portfolio(c)	184,247,000	184,247,000

Total Short Term Investments (Identified Cost $206,331,000)		206,331,000

Total Investments—113.4% (Identified Cost $1,395,699,196) (d)		1,559,366,857
Liabilities in excess of other assets		(183,919,708)

Net Assets—100.0%		$1,375,447,149

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $175,805,201 and the collateral received consisted of cash in the amount of $184,247,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,395,699,196. The aggregate unrealized appreciation and depreciation of investments was $187,456,151 and $(23,788,490), respectively, resulting in net unrealized appreciation of $163,667,661 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $452,660, which is 0.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(HKD)—	Hong Kong Dollar

Ten Largest Industries as of March 31, 2011	% of Net Assets
Oil, Gas & Consumable Fuels	11.0%
Commercial Banks	10.8%
Metals & Mining	9.5%
Automobiles	5.9%
Pharmaceuticals	4.7%
Machinery	4.5%
Computers & Peripherals	3.1%
Transportation Infrastructure	3.1%
Food & Staples Retailing	2.9%
Health Care Equipment & Supplies	2.9%

MSF-3

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2011	Unrealized Depreciation
Euro (sold)	Credit Suisse	6/15/2011	20,016,439	$27,888,204	$28,351,410	($463,206)
Euro (sold)	Deutsche Bank AG	6/15/2011	10,210,796	14,228,949	14,462,635	(233,686)
Japanese Yen (bought)	JPMorgan Chase Bank N.A	6/15/2011	1,036,712,645	12,673,749	12,530,773	(142,976)

Net Unrealized Depreciation						($839,868)

MSF-4

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2		Level 3	Total
Common Stock
Australia	$—	$30,834,036		$—	$30,834,036
Austria	—	16,327,804		—	16,327,804
Brazil	15,440,869	20,168,725		—	35,609,594
Canada	84,514,669	—		—	84,514,669
China	27,471,724	23,633,248		—	51,104,972
Czech Republic	—	12,280,660		—	12,280,660
Denmark	—	26,938,450		—	26,938,450
Finland	—	15,758,946		—	15,758,946
France	—	86,444,362		—	86,444,362
Germany	—	93,522,498		—	93,522,498
Greece	—	6,511,929		—	6,511,929
Hong Kong	—	107,333,483		—	107,333,483
India	—	56,119,185		—	56,119,185
Ireland	—	20,271,245		—	20,271,245
Israel	7,847,792	—		—	7,847,792
Italy	—	24,763,279		—	24,763,279
Japan	—	115,834,586		—	115,834,586
Mexico	11,449,540	—		—	11,449,540
Netherlands	10,334,591	26,924,456		—	37,259,047
Norway	—	5,692,012		—	5,692,012
Portugal	—	2,127,503		—	2,127,503
Russia	—	122,314,313		—	122,314,313
South Africa	—	14,729,716		—	14,729,716
South Korea	—	26,896,528		—	26,896,528
Sweden	—	21,117,256		—	21,117,256
Switzerland	—	51,882,789		—	51,882,789
Taiwan	—	43,279,332		—	43,279,332
United Kingdom	—	206,252,953		—	206,252,953
Total Common Stock	157,059,185	1,177,959,294		—	1,335,018,479
Exchange Traded Funds
United States	4,827,563	—		—	4,827,563
Preferred Stock
Germany	—	13,189,815		—	13,189,815
Short Term Investments
United States	184,247,000	22,084,000		—	206,331,000
Total Investments	$346,133,748	$1,213,233,109		$—	$1,559,366,857

Forward Contracts*
Forward Currency Contracts (Depreciation)	$—	$(839,868	) $	—	$(839,868)

*	Derivative instruments such as forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-5

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2010	$0
Transfers Into Level 3	1,271,651
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	(412,932)
Change in unrealized appreciation/(depreciation)	372,446
Security Purchases	0
Security Sales	(1,231,165)

Balance as of March 31, 2011	$0

MSF-6

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—71.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—32.2%
Fannie Mae 15 Yr. 3.500%, TBA	$2,975,000	$2,982,437
Fannie Mae 15 Yr. Pool 3.500%, 02/01/26	3,976,268	3,993,551
4.000%, 04/01/19	980,353	1,026,890
4.000%, 05/01/19	1,601,539	1,677,565
4.000%, 01/01/20	1,021,370	1,067,269
4.000%, 06/01/24	2,893,910	2,983,620
4.000%, 08/01/25	4,449,361	4,583,803
4.500%, 07/01/18	2,043,422	2,161,863
4.500%, 05/01/19	582,835	617,321
4.500%, 08/01/24	3,223,257	3,387,665
4.500%, 06/01/25	3,920,169	4,119,231
5.000%, 06/01/18	512,794	549,490
5.000%, 01/01/19	825,859	886,094
5.000%, 02/01/20	1,203,275	1,289,383
5.000%, 01/01/22	1,766,505	1,886,481
5.000%, 02/01/24	4,291,043	4,562,280
5.500%, 11/01/17	535,494	580,470
5.500%, 02/01/18	219,664	238,328
5.500%, 04/01/18	1,370,005	1,486,413
6.000%, 09/01/13	174,753	190,127
6.000%, 10/01/13	115,500	125,661
6.000%, 03/01/14	27,819	30,290
6.000%, 06/01/14	4,730	5,150
6.000%, 07/01/14	34,123	37,155
6.000%, 09/01/14	11,841	12,893
6.000%, 09/01/17	538,309	588,507
6.500%, 01/01/13	2,966	3,247
6.500%, 04/01/13	310	340
6.500%, 06/01/13	16,051	17,570
6.500%, 07/01/13	134	146
6.500%, 06/01/14	7,778	8,515
6.500%, 04/01/17	1,436,567	1,568,778
7.000%, 04/01/12	2,001	2,040
7.000%, 02/01/14	2,694	2,747
7.500%, 08/01/15	10,799	11,854
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	2,932,011	2,944,569
4.500%, 08/01/30	2,629,169	2,718,934
5.000%, 02/01/24	1,064,887	1,139,122
5.000%, 09/01/25	1,089,947	1,159,276
5.500%, 07/01/23	646,255	699,639
5.500%, 01/01/24	365,763	395,977
5.500%, 07/01/24	1,098,529	1,188,325
7.000%, 10/01/21	52,912	61,123
Fannie Mae 30 Yr. 4.500%, TBA	2,925,000	2,976,644
Fannie Mae 30 Yr. Pool 3.500%, 12/01/40	5,260,082	4,942,012
4.000%, 08/01/39	3,705,191	3,655,663
4.000%, 09/01/39	3,844,043	3,792,659
4.000%, 06/01/40	4,372,526	4,308,464
4.000%, 09/01/40	4,049,511	3,990,182
4.000%, 12/01/40	12,901,718	12,712,696
4.000%, 01/01/41	5,989,887	5,900,424
4.500%, 08/01/33	1,029,293	1,061,579
4.500%, 10/01/33	1,702,448	1,755,848

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 04/01/34	$1,369,614	$1,407,033
4.500%, 01/01/39	3,081,454	3,142,929
4.500%, 07/01/39	6,298,021	6,421,017
4.500%, 09/01/39	11,658,077	11,885,752
4.500%, 10/01/39	4,177,675	4,259,262
4.500%, 05/01/40	4,529,399	4,616,750
4.500%, 10/01/40	5,626,351	5,734,857
4.500%, 12/01/40	4,954,783	5,050,338
5.000%, 07/01/33	1,076,138	1,133,428
5.000%, 08/01/33	1,758,716	1,852,345
5.000%, 09/01/33	1,385,049	1,458,785
5.000%, 10/01/33	6,192,677	6,522,358
5.000%, 03/01/34	1,542,915	1,625,055
5.000%, 04/01/34	3,463,504	3,646,821
5.000%, 05/01/34	964,569	1,015,349
5.000%, 09/01/34	1,746,686	1,838,641
5.000%, 02/01/35	2,073,967	2,183,152
5.000%, 04/01/35	1,448,314	1,523,171
5.000%, 05/01/35	702,839	739,166
5.000%, 11/01/35	1,280,205	1,346,374
5.000%, 03/01/36	4,569,696	4,805,886
5.000%, 07/01/37	4,516,873	4,730,443
5.000%, 04/01/40	6,844,333	7,175,667
5.500%, 10/01/32	356,889	383,873
5.500%, 02/01/33	861,022	926,339
5.500%, 03/01/33	2,097,141	2,256,228
5.500%, 05/01/33	3,574,664	3,845,835
5.500%, 08/01/33	3,155,567	3,394,946
5.500%, 10/01/33	425,841	458,145
5.500%, 12/01/33	3,135,780	3,373,657
5.500%, 02/01/34	1,567,618	1,685,891

5.500%, 03/01/34	963,861	1,036,582
5.500%, 04/01/34	628,189	675,585
5.500%, 05/01/34	1,172,354	1,260,805
5.500%, 09/01/34	1,309,905	1,408,734
5.500%, 12/01/34	3,530,756	3,797,143
5.500%, 01/01/35	1,042,282	1,120,920
5.500%, 02/01/35	2,198,769	2,364,661
5.500%, 04/01/35	1,267,626	1,361,790
5.500%, 06/01/35	4,613,520	4,956,230
5.500%, 06/13/35 (a)	943,874	1,017,386
5.500%, 01/01/37	3,407,226	3,646,500
5.500%, 05/01/37	1,591,263	1,703,009
5.500%, 05/01/38	1,981,157	2,118,922
5.500%, 06/01/38	2,065,226	2,208,837
5.500%, 07/01/38	2,390,663	2,556,904
6.000%, 08/01/28	14,259	15,685
6.000%, 11/01/28	4,560	5,016
6.000%, 12/01/28	5,241	5,766
6.000%, 06/01/31	83,661	92,016
6.000%, 09/01/32	473,328	520,602
6.000%, 01/01/33	197,649	217,389
6.000%, 02/01/33	462,995	509,456
6.000%, 03/01/33	282,559	310,913
6.000%, 04/01/33	649,463	714,636
6.000%, 05/01/33	1,132,099	1,245,703
6.000%, 05/01/34	1,611,297	1,768,020

MSF-7

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 09/01/34	$877,404	$962,745
6.000%, 11/01/34	2,073,355	2,275,020
6.000%, 01/01/35	600,200	655,957
6.000%, 07/01/36	1,111,032	1,211,670
6.000%, 09/01/36	1,558,568	1,699,744
6.000%, 07/01/37	1,754,961	1,910,612
6.000%, 08/01/37	2,749,196	2,993,029
6.000%, 09/01/37	5,492,236	5,979,355
6.000%, 10/01/37	3,154,438	3,434,213
6.000%, 12/01/38	2,662,255	2,897,100
6.500%, 05/01/28	199,943	225,709
6.500%, 12/01/28	689,701	778,579
6.500%, 03/01/29	17,742	20,027
6.500%, 04/01/29	84,761	95,674
6.500%, 05/01/29	13,035	14,713
6.500%, 08/01/29	2,381	2,688
6.500%, 05/01/30	106,399	120,098
6.500%, 09/01/31	38,345	43,284

6.500%, 02/01/32	8,613	9,753
6.500%, 06/01/32	128,006	144,454
6.500%, 09/01/33	161,803	182,689
6.500%, 10/01/33	305,530	344,969
6.500%, 10/01/34	1,124,386	1,269,524
6.500%, 10/01/37	1,747,226	1,958,451
7.000%, 06/01/26	1,383	1,581
7.000%, 06/01/28	57,845	66,076
7.000%, 10/01/29	34,069	38,934
7.000%, 12/01/29	4,443	5,077
7.000%, 01/01/32	267,357	304,987
7.000%, 04/01/32	49,334	56,186
7.000%, 06/01/32	197,405	224,825
7.000%, 10/01/37	1,126,208	1,277,171
7.500%, 09/01/25	13,447	15,542
7.500%, 06/01/26	15,393	17,503
7.500%, 09/01/27	2,379	2,708
7.500%, 11/01/27	472	537
7.500%, 08/01/28	462	536
7.500%, 07/01/29	34,783	40,287
7.500%, 10/01/29	11,951	13,602
8.000%, 10/01/26	1,080	1,262
8.000%, 11/01/29	521	609
8.000%, 05/01/30	35,458	40,421
8.000%, 11/01/30	9,014	10,275
8.000%, 01/01/31	12,153	13,854
8.000%, 02/01/31	17,966	20,480
Fannie Mae ARM Pool 5.303%, 11/01/36 (a)	770,040	819,216
5.397%, 03/01/36 (a)	1,384,317	1,481,443
Freddie Mac 15 Yr. Gold Pool 3.500%, 12/01/25	4,876,279	4,902,594
4.000%, 06/01/19	1,193,065	1,249,702
4.000%, 05/01/25	5,734,309	5,913,341
4.000%, 10/01/25	2,866,033	2,955,514
4.500%, 09/01/18	1,303,019	1,377,565
4.500%, 10/01/18	2,226,365	2,353,737
4.500%, 04/01/19	2,376,103	2,515,000
4.500%, 06/01/19	1,296,643	1,372,440

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.500%, 08/01/19	$423,275	$448,018
5.000%, 05/01/18	3,124,502	3,349,276
5.000%, 12/01/18	700,135	750,503
5.000%, 06/01/19	1,303,039	1,397,670
5.500%, 11/01/17	351,306	380,011

5.500%, 01/01/24	2,786,925	3,008,860
6.000%, 04/01/16	23,824	25,971
6.000%, 05/01/17	310,642	339,151
7.000%, 06/01/11	540	549
7.000%, 12/01/15	6,573	7,133
7.500%, 03/01/16	31,426	34,392
Freddie Mac 20 Yr. Gold Pool 4.000%, 01/01/31	2,978,979	2,993,025
4.500%, 05/01/29	2,125,079	2,199,717
5.000%, 03/01/27	1,012,757	1,066,171
Freddie Mac 30 Yr. 4.000%, TBA	3,560,000	3,486,019
Freddie Mac 30 Yr. Gold Pool 4.000%, 06/01/39	5,220,638	5,147,665
4.000%, 12/01/39	4,556,005	4,492,322
4.500%, 10/01/35	2,766,563	2,834,524
4.500%, 11/01/35 (a)	1,196,891	1,226,292
4.500%, 03/01/39	4,280,306	4,361,150
4.500%, 04/01/39	4,795,287	4,885,858
4.500%, 09/01/39	3,963,423	4,038,282
4.500%, 11/01/39	4,035,620	4,111,843
4.500%, 01/01/40	2,718,272	2,768,950
4.500%, 05/01/40	4,386,242	4,468,018
4.500%, 11/01/40	3,739,348	3,809,063
4.500%, 02/01/41	2,980,000	3,031,767
5.000%, 10/01/33	1,904,882	2,002,630
5.000%, 03/01/34	724,920	761,452
5.000%, 08/01/35	4,123,886	4,329,075
5.000%, 09/01/35	2,059,296	2,161,759
5.000%, 10/01/35	1,741,041	1,827,669
5.000%, 01/01/36	3,050,645	3,202,433
5.000%, 04/01/38	3,345,598	3,493,993
5.000%, 11/01/39	5,685,613	5,947,295
5.000%, 05/01/40	8,595,375	8,997,014
5.500%, 05/01/29	114,971	123,364
5.500%, 06/01/34	2,229,803	2,392,578
5.500%, 10/01/35	1,747,117	1,872,465
5.500%, 12/01/35	3,499,067	3,750,110
5.500%, 01/01/36	3,929,430	4,211,349
5.500%, 12/01/37	3,082,766	3,294,399
5.500%, 07/01/38	2,612,612	2,786,614
5.500%, 08/01/38	4,902,158	5,228,646
6.000%, 11/01/28	36,957	40,620
6.000%, 12/01/28	28,728	31,575

6.000%, 02/01/29	60,810	66,820
6.000%, 04/01/29	23,956	26,324
6.000%, 05/01/29	5,090	5,593
6.000%, 06/01/31	10,414	11,441
6.000%, 07/01/31	3,937	4,325
6.000%, 08/01/31	53,361	58,626
6.000%, 09/01/31	320,257	351,856
6.000%, 04/01/32	533,113	585,810

MSF-8

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 11/01/32	$156,939	$172,452
6.000%, 06/01/34	763,895	837,201
6.000%, 11/01/35	606,223	661,698
6.000%, 02/01/36	1,429,095	1,556,541
6.000%, 08/01/36	1,239,887	1,350,460
6.000%, 10/01/36	1,907,670	2,077,795
6.000%, 11/01/36	1,376,414	1,499,163
6.000%, 01/01/37	2,376,271	2,588,186
6.000%, 02/01/38	1,935,226	2,102,366
6.000%, 04/01/40	3,572,957	3,881,543
6.500%, 10/01/29	34,714	39,188
6.500%, 02/01/30	19,824	22,379
6.500%, 08/01/31	39,624	44,716
6.500%, 10/01/31	18,781	21,194
6.500%, 11/01/31	87,293	98,510
6.500%, 03/01/32	1,243,453	1,403,611
6.500%, 04/01/32	1,148,648	1,296,596
6.500%, 09/01/36	2,131,732	2,391,437
6.500%, 11/01/37	4,615,724	5,167,334
7.000%, 12/01/27	4,587	5,187
7.000%, 11/01/28	12,737	14,405
7.000%, 04/01/29	12,025	13,599
7.000%, 05/01/29	3,387	3,830
7.000%, 06/01/29	16,937	19,153
7.000%, 07/01/29	6,696	7,572
7.000%, 01/01/31	119,049	134,434
7.000%, 12/01/31	48,373	54,625
7.500%, 08/01/24	41,290	47,591
7.500%, 10/01/27	29,545	33,960
7.500%, 10/01/29	43,112	48,578
7.500%, 05/01/30	26,817	30,215
8.000%, 02/01/27	9,993	11,796
8.000%, 10/01/28	18,048	21,276
Freddie Mac ARM Non-Gold Pool 5.014%, 08/01/36 (a)	968,480	1,020,357

Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/20	1,123,027	1,196,980
5.000%, 01/15/21	1,147,309	1,222,859
Ginnie Mae I 30 Yr. Pool 4.000%, 07/15/39	2,889,188	2,896,665
4.000%, 03/15/41	2,968,000	2,974,183
4.500%, 01/15/39	3,123,415	3,237,060
4.500%, 04/15/39	2,398,511	2,485,780
4.500%, 05/15/39	6,649,588	6,891,533
4.500%, 08/15/39	3,505,879	3,633,440
4.500%, 01/15/40	4,589,316	4,747,049
4.500%, 04/15/40	4,585,816	4,743,429
4.500%, 02/15/41	2,919,061	3,016,818
5.000%, 12/15/35	1,505,236	1,604,101
5.000%, 12/15/36	1,648,319	1,752,343
5.000%, 02/15/39	2,860,356	3,039,865
5.000%, 08/15/39	7,140,308	7,588,416
5.000%, 09/15/39	1,970,099	2,093,737
5.000%, 12/15/39	3,066,976	3,259,451
5.000%, 05/15/40	6,238,742	6,632,331
5.500%, 03/15/36	1,465,734	1,591,138
5.500%, 01/15/37	2,440,141	2,645,978

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.500%, 11/15/37	$2,441,737	$2,647,709
5.500%, 09/15/38	2,247,447	2,436,806
5.500%, 08/15/39	5,899,309	6,398,067
6.000%, 01/15/29	20,030	22,230
6.000%, 01/15/33	670,975	742,704
6.000%, 03/15/35	818,775	904,552
6.000%, 12/15/35	781,079	862,906
6.000%, 06/15/36	1,243,229	1,371,009
6.000%, 09/15/36	1,611,981	1,777,662
6.000%, 07/15/38	4,473,411	4,920,116
6.500%, 05/15/23	6,331	7,225
6.500%, 02/15/27	92,429	104,664
6.500%, 07/15/28	19,810	22,512
6.500%, 08/15/28	36,231	41,173
6.500%, 11/15/28	22,390	25,443
6.500%, 12/15/28	12,899	14,658
6.500%, 07/15/29	9,065	10,304
6.500%, 07/15/32	60,167	68,359
6.500%, 05/15/36	640,492	725,696
7.000%, 01/15/28	5,096	5,879
7.000%, 04/15/28	3,992	4,606
7.000%, 05/15/28	27,510	31,738
7.000%, 06/15/28	15,203	17,540
7.000%, 10/15/28	14,066	16,229
7.000%, 06/15/29	6,424	7,410
7.000%, 09/15/29	27,463	31,680
7.000%, 01/15/31	1,548	1,786
7.000%, 03/15/31	33,011	38,088
7.000%, 07/15/31	1,087,521	1,254,792
7.000%, 08/15/31	164,418	189,708
7.000%, 02/15/32	115,517	132,210
7.000%, 07/15/32	75,768	86,717
7.500%, 08/15/29	26,020	29,622
7.500%, 04/15/30	9,675	11,268
8.000%, 08/15/26	5,283	6,200
8.000%, 09/15/26	6,864	8,054
8.000%, 05/15/27	5,087	5,979
8.000%, 06/15/29	53,060	62,472
9.000%, 11/15/24	29,934	35,091
Ginnie Mae II 30 Yr. Pool 4.000%, 11/20/40	4,853,988	4,863,546
4.000%, 12/20/40	3,483,868	3,490,728
4.500%, 08/20/40	5,533,873	5,713,727
4.500%, 12/20/40	2,879,931	2,973,530
5.000%, 08/20/40	2,663,001	2,830,633
5.000%, 10/20/40	2,690,784	2,860,165
6.500%, 06/20/31	69,730	78,739
7.500%, 02/20/28	7,647	8,859

		557,551,005

Federal Agencies—6.9%
Federal Home Loan Bank 0.875%, 08/22/12 (b)	5,950,000	5,978,292
3.625%, 10/18/13 (b)	2,770,000	2,939,388
4.875%, 05/17/17 (b)	4,420,000	4,934,720
5.250%, 06/18/14 (b)	9,500,000	10,618,021
5.375%, 05/18/16 (b)	2,900,000	3,311,988
5.375%, 05/15/19	2,470,000	2,784,534

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 3.500%, 05/29/13 (b)	$7,120,000	$7,506,528
4.750%, 03/05/12 (b)	12,000,000	12,491,527
4.750%, 01/19/16 (b)	2,850,000	3,160,424
5.125%, 11/17/17 (b)	3,530,000	3,981,722
5.250%, 04/18/16	4,280,000	4,847,839
5.625%, 11/23/35	1,040,000	1,058,648
6.250%, 07/15/32 (b)	2,600,000	3,166,627
6.750%, 03/15/31	965,000	1,232,504
Federal National Mortgage Association 0.875%, 01/12/12	10,000,000	10,040,210
1.000%, 09/23/13	4,940,000	4,924,756
1.750%, 08/10/12 (b)	6,000,000	6,101,629
2.875%, 12/11/13 (b)	9,480,000	9,894,963
4.125%, 04/15/14	2,350,000	2,537,186
4.375%, 03/15/13 (b)	4,650,000	4,967,247
5.375%, 06/12/17 (b)	4,250,000	4,849,221
6.625%, 11/15/30 (b)	2,450,000	3,084,085
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	3,511,521
6.000%, 03/15/13	1,000,000	1,098,427

		119,022,007

U.S. Treasury—32.8%
U.S. Treasury Bonds 3.500%, 02/15/39	2,080,000	1,743,810
3.875%, 08/15/40 (b)	10,380,000	9,288,232
4.250%, 11/15/40 (b)	7,280,000	6,961,136
4.375%, 11/15/39 (b)	3,900,000	3,815,370
4.375%, 05/15/40 (b)	5,220,000	5,102,863
4.500%, 02/15/36 (b)	5,675,000	5,731,410
4.500%, 05/15/38 (b)	4,950,000	4,964,504
5.000%, 05/15/37	2,760,000	2,999,099
5.250%, 11/15/28 (b)	2,700,000	3,039,984
5.250%, 02/15/29 (b)	750,000	844,898
5.375%, 02/15/31 (b)	7,075,000	8,092,951
5.500%, 08/15/28	2,420,000	2,802,723
6.250%, 08/15/23	7,700,000	9,562,861
6.375%, 08/15/27	2,800,000	3,545,836
6.500%, 11/15/26 (b)	1,000,000	1,278,160
7.125%, 02/15/23 (b)	6,100,000	8,092,748
7.250%, 08/15/22 (b)	6,120,000	8,176,014
7.875%, 02/15/21 (b)	4,450,000	6,132,055
8.000%, 11/15/21	2,920,000	4,078,452
8.125%, 08/15/19 (b)	2,645,000	3,631,717
8.125%, 08/15/21 (b)	1,250,000	1,756,550
8.500%, 02/15/20 (b)	6,700,000	9,457,586
8.750%, 08/15/20 (b)	1,000,000	1,440,410
8.875%, 02/15/19 (b)	10,215,000	14,458,720
9.125%, 05/15/18 (b)	1,600,000	2,254,032
9.250%, 02/15/16 (b)	1,375,000	1,831,074
U.S. Treasury Notes 0.750%, 09/15/13 (b)	16,000,000	15,899,360
0.750%, 12/15/13 (b)	5,000,000	4,949,400
1.000%, 03/31/12 (b)	8,000,000	8,052,480
1.375%, 03/15/12	28,800,000	29,086,849
1.375%, 05/15/12	11,950,000	12,081,689
1.375%, 11/15/12 (b)	6,000,000	6,073,620

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.375%, 02/15/13 (b)	$9,000,000	$9,106,560
1.375%, 05/15/13 (b)	10,000,000	10,109,401
1.500%, 07/15/12 (b)	12,860,000	13,038,881
1.875%, 06/30/15	6,700,000	6,696,516
2.000%, 11/30/13 (b)	6,000,000	6,140,400
2.125%, 05/31/15 (b)	12,000,000	12,132,001
2.375%, 08/31/14 (b)	9,950,000	10,243,027
2.375%, 10/31/14 (b)	21,000,000	21,588,211
2.375%, 02/28/15	15,000,000	15,365,399
2.375%, 03/31/16 (b)	20,560,000	20,709,471
2.500%, 04/30/15	5,980,000	6,143,553
2.625%, 06/30/14	12,000,000	12,470,640
2.625%, 02/29/16 (b)	2,510,000	2,561,580
2.625%, 08/15/20	6,000,000	5,628,840
2.750%, 05/31/17	9,840,000	9,892,249
2.875%, 01/31/13 (b)	6,000,000	6,241,860
3.000%, 08/31/16	8,350,000	8,610,937
3.000%, 02/28/17	5,850,000	5,975,227
3.125%, 05/15/19 (b)	3,000,000	2,999,880
3.250%, 05/31/16 (b)	8,230,000	8,619,608
3.375%, 11/30/12	7,010,000	7,333,651
3.375%, 06/30/13 (b)	4,650,000	4,907,563
3.500%, 05/31/13 (b)	9,170,000	9,696,909
3.500%, 02/15/18 (b)	4,000,000	4,164,320
3.625%, 02/15/20 (b)	17,190,000	17,656,707
3.750%, 11/15/18 (b)	4,550,000	4,780,685
3.875%, 05/15/18 (b)	4,700,000	4,997,510
4.000%, 11/15/12 (b)	7,250,000	7,646,503
4.000%, 02/15/14	15,010,000	16,220,707
4.000%, 08/15/18 (b)	9,620,000	10,291,765
4.250%, 09/30/12	5,000,000	5,275,600
4.250%, 08/15/13 (b)	14,980,000	16,140,950
4.250%, 08/15/14	4,430,000	4,845,179
4.250%, 08/15/15 (b)	2,300,000	2,524,618
4.250%, 11/15/17 (b)	4,700,000	5,124,316
4.375%, 08/15/12	5,000,000	5,267,200
4.500%, 11/15/15	8,950,000	9,931,636
4.500%, 02/15/16 (b)	4,520,000	5,016,432
4.750%, 08/15/17	9,850,000	11,042,145
4.875%, 08/15/16 (b)	8,330,000	9,405,903
5.125%, 05/15/16 (b)	4,830,000	5,503,496

		569,274,629

Total U.S. Treasury & Government Agencies (Identified Cost $1,209,694,905)		1,245,847,641

Corporate Bonds & Notes—21.7%

Aerospace & Defense—0.5%
Honeywell International, Inc. 5.000%, 02/15/19 (b)	2,000,000	2,168,475
Lockheed Martin Corp. 4.121%, 03/14/13	2,800,000	2,935,521
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	652,533
Raytheon Co. 3.125%, 10/15/20	1,000,000	907,116

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Aerospace & Defense—(Continued)
The Boeing Co. 7.250%, 06/15/25	$460,000	$549,158
United Technologies Corp. 4.875%, 05/01/15	900,000	987,015
7.500%, 09/15/29	200,000	252,233

		8,452,051

Air Freight & Logistics—0.0%
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	840,863

Beverages—0.3%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	2,104,873
6.450%, 09/01/37	880,000	993,097
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	378,062
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	368,847
PepsiCo., Inc. 5.000%, 06/01/18 (b)	1,000,000	1,089,443

		4,934,322

Biotechnology—0.1%
Amgen, Inc. 5.700%, 02/01/19	850,000	946,092

Building Products—0.1%
CRH America, Inc. 6.000%, 09/30/16	900,000	968,457

Capital Markets—2.8%
BlackRock, Inc. 3.500%, 12/10/14	1,500,000	1,565,378
Credit Suisse USA, Inc. 5.375%, 03/02/16 (b)	1,550,000	1,696,672
7.125%, 07/15/32	800,000	953,958
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	510,762
8.750%, 06/15/30 (a)	1,000,000	1,308,242
European Investment Bank 1.625%, 03/15/13	1,950,000	1,977,931
4.875%, 02/15/36	3,700,000	3,770,064
5.125%, 05/30/17 (b)	1,750,000	1,965,321
Mellon Funding Corp. 6.400%, 05/14/11	250,000	251,607
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	2,000,000	2,128,507
6.500%, 07/15/18	200,000	218,074
Morgan Stanley 2.000%, 09/22/11	4,000,000	4,034,536
4.750%, 04/01/14 (b)	1,515,000	1,574,531
5.300%, 03/01/13	1,800,000	1,911,347
5.625%, 09/23/19	1,900,000	1,928,295
7.250%, 04/01/32 (b)	1,850,000	2,156,005
State Street Bank & Trust Co. 5.300%, 01/15/16	300,000	329,485

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Bank of New York Mellon Corp. 5.450%, 05/15/19 (b)	$2,000,000	$2,184,324
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	992,150
The Goldman Sachs Group, Inc. 3.250%, 06/15/12 (b)	4,760,000	4,918,907
5.700%, 09/01/12 (b)	1,000,000	1,059,462
6.000%, 06/15/20	2,000,000	2,115,169
6.125%, 02/15/33 (b)	2,075,000	2,126,759
6.250%, 09/01/17	760,000	833,224
6.450%, 05/01/36	2,000,000	1,946,736
UBS Preferred Funding Trust V 6.243%, 05/29/49 (a)	1,000,000	980,000
Verizon Global Funding Corp. 7.750%, 12/01/30	2,390,000	2,878,383

		48,315,829

Chemicals—0.3%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (b)	1,000,000	1,031,848
6.000%, 07/15/18	1,000,000	1,135,210
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20	970,000	1,003,674
Praxair, Inc. 4.375%, 03/31/14	810,000	865,400
6.375%, 04/01/12	80,000	84,635
The Dow Chemical Co. 9.400%, 05/15/39	650,000	958,008

		5,078,775

Commercial Banks—2.2%
American Express Bank FSB 5.500%, 04/16/13	2,700,000	2,885,664
Barclays Bank plc 5.000%, 09/22/16	1,750,000	1,855,039
5.200%, 07/10/14	900,000	972,617
Credit Suisse 5.000%, 05/15/13	1,300,000	1,386,396
Deutsche Bank AG 3.875%, 08/18/14	620,000	646,800
6.000%, 09/01/17 (b)	1,500,000	1,661,452
HSBC Holdings plc 5.250%, 12/12/12	2,050,000	2,150,254
6.500%, 09/15/37	905,000	925,832
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	2,949,337
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13	3,000,000	3,158,553
4.875%, 01/17/17 (b)	2,900,000	3,219,468
Lloyds TSB Bank plc 6.375%, 01/21/21	1,500,000	1,551,921
PNC Bank N.A. 4.875%, 09/21/17	1,000,000	1,031,974
5.250%, 01/15/17 (b)	1,600,000	1,680,949
Royal Bank of Scotland NV 7.750%, 05/15/23	230,000	240,021
U.S. Bancorp 4.200%, 05/15/14	1,900,000	2,019,219

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Wachovia Corp. 5.750%, 06/15/17 (b)	$700,000	$773,727
Wells Fargo & Co. 4.950%, 10/16/13	1,450,000	1,548,271
5.000%, 11/15/14	2,000,000	2,142,507
5.125%, 09/01/12	500,000	526,076
Wells Fargo Bank N.A. 4.750%, 02/09/15	1,565,000	1,653,671
5.950%, 08/26/36	1,900,000	1,971,172
Westpac Banking Corp. 3.000%, 12/09/15 (b)	2,000,000	1,976,132

		38,927,052

Commercial Services & Supplies—0.2%
Waste Management, Inc. 6.100%, 03/15/18 (b)	2,000,000	2,226,662
7.000%, 07/15/28	1,265,000	1,471,802

		3,698,464

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	1,960,330
Motorola, Inc. 6.500%, 11/15/28	86,000	88,380

		2,048,710

Computers & Peripherals—0.3%
Hewlett-Packard Co. 5.500%, 03/01/18	1,950,000	2,168,258
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	1,062,065
7.500%, 06/15/13 (b)	1,000,000	1,132,149
8.375%, 11/01/19	425,000	560,630

		4,923,102

Consumer Finance—0.3%
American Express Centurion Bank 5.550%, 10/17/12	300,000	318,035
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,367,539
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	122,494
HSBC Finance Corp. 5.500%, 01/19/16	900,000	981,924
SLM Corp. 5.125%, 08/27/12	2,175,000	2,245,687

		5,035,679

Diversified Financial Services—3.7%
Anadarko Finance Co. 7.500%, 05/01/31	1,800,000	1,963,974
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,410,021
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,923,780

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 3.125%, 06/15/12	$3,900,000	$4,024,384
4.750%, 08/15/13	1,000,000	1,054,004
5.125%, 11/15/14	1,000,000	1,070,186
5.420%, 03/15/17	900,000	923,735
5.750%, 08/15/16	2,850,000	2,977,055
6.500%, 08/01/16	1,750,000	1,942,532
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14 (b)	1,500,000	1,664,070
Citigroup, Inc. 2.125%, 04/30/12 (a)	2,940,000	2,994,249
5.500%, 08/27/12 (b)	840,000	885,418
5.850%, 08/02/16 (b)	500,000	544,623
6.125%, 05/15/18	1,900,000	2,061,737
6.875%, 03/05/38	1,950,000	2,148,646
Diageo Finance BV 5.300%, 10/28/15 (b)	870,000	955,864
General Electric Capital Corp. 3.000%, 12/09/11	5,000,000	5,093,200
5.300%, 02/11/21 (b)	1,915,000	1,943,749
5.400%, 02/15/17 (b)	2,000,000	2,161,069
5.450%, 01/15/13 (b)	1,800,000	1,923,553
5.875%, 01/14/38	2,050,000	2,024,055
6.000%, 06/15/12	1,000,000	1,057,339
6.750%, 03/15/32 (b)	1,250,000	1,368,913
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	875,000	939,925
Inter-American Development Bank 2.375%, 08/15/17 (b)	2,000,000	1,940,162
JPMorgan Chase & Co. 2.125%, 12/26/12 (b)	1,950,000	1,997,101
4.750%, 05/01/13	1,500,000	1,588,683
5.125%, 09/15/14	850,000	911,399
6.300%, 04/23/19	1,900,000	2,108,218
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	300,000	382,823
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	927,573
Petrobras International Finance Co. 6.125%, 10/06/16	600,000	667,500
Shell International Finance BV 4.000%, 03/21/14 (b)	1,900,000	2,024,303
4.300%, 09/22/19 (b)	1,000,000	1,024,738
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,725,000	2,804,518

		64,433,099

Diversified Telecommunication Services—0.5%
AT&T, Inc. 5.800%, 02/15/19 (b)	1,700,000	1,880,214
5.875%, 02/01/12 (b)	1,400,000	1,459,528
6.300%, 01/15/38	1,300,000	1,310,028
British Telecommunications plc 9.875%, 12/15/30 (a)	1,000,000	1,376,096
Qwest Corp. 7.500%, 10/01/14	850,000	973,250

MSF-12

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Telefonica Emisiones SAU 6.221%, 07/03/17 (b)	$1,400,000	$1,527,912
Verizon New York, Inc. 7.375%, 04/01/32	500,000	560,903

		9,087,931

Electric Utilities—1.2%
Consolidated Edison Co. of New York, Inc. 5.850%, 04/01/18 (b)	855,000	961,652
Duke Energy Carolinas, LLC 5.300%, 02/15/40 (b)	2,000,000	1,950,946
6.250%, 01/15/12	500,000	522,212
Exelon Corp. 4.900%, 06/15/15 (b)	1,060,000	1,120,660
5.625%, 06/15/35	1,500,000	1,380,254
FirstEnergy Solutions Corp. 4.800%, 02/15/15	2,850,000	2,990,772
Florida Power & Light Co. 5.950%, 02/01/38 (b)	1,700,000	1,826,639
Georgia Power Co. 5.700%, 06/01/17 (b)	1,400,000	1,571,415
Oncor Electric Delivery Co., LLC 7.000%, 05/01/32	950,000	1,066,482
Pacific Gas & Electric Co. 4.800%, 03/01/14	1,125,000	1,206,778
6.050%, 03/01/34	2,195,000	2,272,613

Progress Energy, Inc. 5.625%, 01/15/16 (b)	1,900,000	2,096,226
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,641,523

		20,608,172

Food & Staples Retailing—0.5%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	527,259
CVS Caremark Corp. 4.875%, 09/15/14 (b)	1,800,000	1,939,915
Safeway, Inc. 7.250%, 02/01/31 (b)	813,000	888,041
The Kroger Co. 5.500%, 02/01/13 (b)	950,000	1,015,876
Wal-Mart Stores, Inc. 4.550%, 05/01/13 (b)	2,075,000	2,223,208
5.250%, 09/01/35 (b)	935,000	924,874
Walgreen Co. 4.875%, 08/01/13	445,000	482,045
5.250%, 01/15/19 (b)	900,000	986,997

		8,988,215

Food Products—0.5%
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (a)	2,000,000	2,026,140
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,077,606
General Mills, Inc. 6.000%, 02/15/12	1,000,000	1,046,455

Security Description	Par Amount	Value

Food Products—(Continued)
Kellogg Co. 7.450%, 04/01/31 (b)	$1,500,000	$1,864,894
Kraft Foods, Inc. 5.375%, 02/10/20	1,800,000	1,897,304
6.250%, 06/01/12	900,000	953,637

		8,866,036

Health Care Equipment & Supplies—0.2%
Baxter International, Inc. 4.625%, 03/15/15	2,700,000	2,924,748
5.375%, 06/01/18	1,400,000	1,546,043

		4,470,791

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.850%, 01/15/36 (b)	1,800,000	1,804,631

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. 5.350%, 03/01/18	885,000	989,188

Household Products—0.2%
Kimberly-Clark Corp. 6.125%, 08/01/17	500,000	574,686
The Procter & Gamble Co. 4.950%, 08/15/14 (b)	2,000,000	2,214,748
6.450%, 01/15/26	200,000	231,879

		3,021,313

Independent Power Producers & Energy Traders—0.1%
PSEG Power, LLC 8.625%, 04/15/31	1,000,000	1,253,266

Industrial Conglomerates—0.3%
General Electric Co. 5.000%, 02/01/13	930,000	990,486
5.250%, 12/06/17	1,800,000	1,956,780
Koninklijke Philips Electronics NV 5.750%, 03/11/18 (b)	900,000	1,008,929
Tyco International, Ltd. 6.875%, 01/15/21	1,275,000	1,515,464

		5,471,659

Insurance—0.8%
ACE INA Holdings, Inc. 5.875%, 06/15/14	850,000	941,629
AXA S.A. 8.600%, 12/15/30 (b)	1,165,000	1,363,907
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13	1,900,000	2,031,069
Chubb Corp. 6.000%, 05/11/37 (b)	865,000	897,633
Hartford Financial Services Group, Inc. 6.100%, 10/01/41 (b)	780,000	736,907
Principal Life Income Funding Trusts 5.300%, 04/24/13	900,000	966,502

MSF-13

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
Prudential Financial, Inc. 5.700%, 12/14/36 (b)	$1,525,000	$1,490,773
7.375%, 06/15/19 (b)	2,450,000	2,872,860

The Allstate Corp. 6.900%, 05/15/38 (b)	150,000	174,240
7.450%, 05/16/19 (b)	1,700,000	2,012,147

		13,487,667

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (b)	1,757,000	2,240,433
Deere & Co. 6.950%, 04/25/14 (b)	850,000	979,690

		3,220,123

Media—1.0%
CBS Corp. 8.875%, 05/15/19	750,000	938,935
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	620,000	699,987
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,571,128
5.650%, 06/15/35	1,500,000	1,402,562
Discovery Communications, LLC 6.350%, 06/01/40	1,800,000	1,855,930
News America, Inc. 6.550%, 03/15/33 (b)	1,950,000	2,026,547
The Walt Disney Co. 6.375%, 03/01/12	200,000	210,649
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	922,388
Time Warner Cable, Inc. 5.000%, 02/01/20	1,900,000	1,912,892
5.850%, 05/01/17	1,800,000	1,965,382
6.550%, 05/01/37	100,000	101,635
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	468,978
Time Warner, Inc. 6.100%, 07/15/40	925,000	903,991
7.700%, 05/01/32	685,000	798,711
Turner Broadcasting System, Inc. 8.375%, 07/01/13 (b)	660,000	752,189
Viacom, Inc. 6.250%, 04/30/16	770,000	878,287

		17,410,191

Metals & Mining—0.5%
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	1,061,834
5.720%, 02/23/19 (b)	523,000	545,431
5.870%, 02/23/22 (b)	101,000	102,754
ArcelorMittal 7.000%, 10/15/39 (b)	2,000,000	2,009,910
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	1,896,837

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	$1,050,000	$1,130,527
Teck Resources, Ltd. 9.750%, 05/15/14	290,000	350,900
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,172,727

		8,270,920

Multi-Utilities—0.3%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,742,381
MidAmerican Energy Holdings Co. 5.875%, 10/01/12 (b)	2,690,000	2,870,417
Sempra Energy 6.150%, 06/15/18	900,000	1,004,907

		5,617,705

Multiline Retail—0.1%
Target Corp. 6.350%, 11/01/32	1,000,000	1,113,411

Office Electronics—0.2%
Xerox Corp. 6.350%, 05/15/18 (b)	2,550,000	2,875,385

Oil, Gas & Consumable Fuels—0.9%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	1,920,065
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	849,712
Devon Energy Corp. 6.300%, 01/15/19 (b)	850,000	988,720
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	270,908
Enterprise Products Operating, LLC 5.000%, 03/01/15 (b)	2,000,000	2,133,306
6.300%, 09/15/17	1,900,000	2,131,967

Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	2,045,461
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,175,263
Weatherford International, Ltd. 9.625%, 03/01/19	1,500,000	1,908,947
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,927,211

		16,351,560

Paper & Forest Products—0.1%
International Paper Co. 7.950%, 06/15/18	820,000	986,579

Pharmaceuticals—0.6%
Abbott Laboratories 5.125%, 04/01/19	1,350,000	1,457,567
AstraZeneca plc 5.400%, 06/01/14	639,000	701,978

MSF-14

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co. 5.875%, 11/15/36 (b)	$2,000,000	$2,163,148
Eli Lilly & Co. 4.200%, 03/06/14 (b)	900,000	965,062
Johnson & Johnson 5.950%, 08/15/37	910,000	1,022,919
6.950%, 09/01/29	250,000	308,238
Merck & Co., Inc. 5.950%, 12/01/28	300,000	335,432
6.550%, 09/15/37	1,000,000	1,167,281
Wyeth 5.500%, 02/01/14	1,000,000	1,100,797
5.500%, 02/15/16	1,700,000	1,898,934

		11,121,356

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc. 6.100%, 03/15/20 (b)	860,000	960,250
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	189,000	195,098
ERP Operating, L.P. 5.750%, 06/15/17 (b)	900,000	984,420
Kimco Realty Corp. 6.875%, 10/01/19	550,000	630,814
Regency Centers, L.P. 5.250%, 08/01/15	850,000	885,796

Simon Property Group, L.P. 5.250%, 12/01/16	2,000,000	2,164,930

		5,821,308

Road & Rail—0.3%
Burlington Northern Santa Fe, LLC 5.900%, 07/01/12	1,000,000	1,060,784
7.000%, 02/01/14	1,850,000	2,111,085
CSX Corp. 7.900%, 05/01/17	500,000	608,085
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	152,233
7.250%, 02/15/31	156,000	187,257
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,378,918

		5,498,362

Software—0.2%
Microsoft Corp. 2.950%, 06/01/14 (b)	1,400,000	1,457,583
Oracle Corp. 5.250%, 01/15/16	2,000,000	2,220,366

		3,677,949

Specialty Retail—0.1%
Home Depot, Inc. 5.400%, 03/01/16	900,000	994,740
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,171,745

		2,166,485

Security Description	Par Amount	Value

Tobacco—0.2%
Altria Group, Inc. 9.700%, 11/10/18	$750,000	$982,231
Philip Morris International, Inc. 4.500%, 03/26/20	925,000	948,829
6.875%, 03/17/14 (b)	755,000	865,893

		2,796,953

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC 7.125%, 12/15/31 (b)	100,000	116,917
Cellco Partnership, Inc. 5.550%, 02/01/14	850,000	933,628
8.500%, 11/15/18	750,000	963,902
New Cingular Wireless Services, Inc. 8.125%, 05/01/12	500,000	538,320
Rogers Communications, Inc. 6.800%, 08/15/18 (b)	800,000	933,220
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,310,566

		5,796,553

Yankee—1.0%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	371,363
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,651,810
EnCana Corp. 4.750%, 10/15/13	2,000,000	2,136,838
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,642,303
8.400%, 01/15/22	1,000,000	1,355,689
Inter-American Development Bank 6.800%, 10/15/25	500,000	615,684
7.000%, 06/15/25	200,000	253,053
International Bank for Reconstruction & Development 2.375%, 05/26/15	1,420,000	1,448,038
7.625%, 01/19/23	1,400,000	1,877,555
8.875%, 03/01/26	535,000	775,384
Statoil ASA 6.700%, 01/15/18	300,000	352,520
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,821,926
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	1,904,577

		17,206,740

Total Corporate Bonds & Notes (Identified Cost $366,281,838)		376,582,944

Mortgage-Backed Securities—2.5%

Commercial Mortgage-Backed Securities—2.5%
Banc of America Commerical Mortgage, Inc. 5.414%, 09/10/47	2,752,000	2,902,146
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	3,000,000	3,232,602
5.694%, 06/11/50 (a)	1,500,000	1,596,133

MSF-15

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust 4.733%, 10/15/41	$1,000,000	$1,044,702
5.372%, 04/15/40 (a)	1,000,000	1,066,298
5.431%, 10/15/49	1,500,000	1,610,046
5.733%, 03/15/49 (a)	1,800,000	1,954,288
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.222%, 07/15/44 (a)	2,000,000	2,146,698
Commercial Mortgage Pass-Through Certificates 5.815%, 12/10/49 (a)	2,400,000	2,606,166
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38	500,000	514,308
4.691%, 10/15/39	500,000	524,135
5.100%, 08/15/15 (a)	3,000,000	3,205,819
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	1,500,000	1,591,956
GMAC Commercial Mortgage Securities, Inc. 4.697%, 05/10/43 (a)	1,500,000	1,561,268
Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (a)	1,000,000	1,066,656
GS Mortgage Securities Corp. II 4.751%, 07/10/39	2,000,000	2,100,817
JPMorgan Chase Commercial Mortgage Securities Corp. 5.420%, 01/15/49	2,500,000	2,632,045
5.440%, 06/12/47	890,000	940,968
LB-UBS Commercial Mortgage Trust 4.367%, 03/15/36	3,000,000	3,109,602
5.156%, 02/15/31	2,500,000	2,666,014
Merrill Lynch Mortgage Trust 4.855%, 10/12/41 (a)	500,000	521,995
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	1,058,177
5.646%, 06/11/42 (a)	2,000,000	2,172,427
5.877%, 06/11/49 (a)	1,430,000	1,535,812

Total Mortgage-Backed Securities (Identified Cost $40,479,123)		43,361,078

Foreign Government & Agency Obligations—1.4%

Regional Government—0.3%
Province of Nova Scotia Canada 5.125%, 01/26/17	900,000	992,493
Province of Ontario Canada 5.125%, 07/17/12	2,000,000	2,113,975
Province of Quebec Canada 4.875%, 05/05/14 (b)	1,925,000	2,112,003

		5,218,471

Sovereign—1.1%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,224,375
Canada Government International Bond 2.375%, 09/10/14	1,900,000	1,949,905

Security Description	Par Amount	Value

Sovereign—(Continued)
Mexico Government International Bond 6.750%, 09/27/34	$1,050,000	$1,186,500
8.000%, 09/24/22 (b)	2,200,000	2,899,600
Panama Government International Bond 5.200%, 01/30/20 (b)	1,370,000	1,452,200
Republic of Italy 4.500%, 01/21/15	2,975,000	3,143,263
5.625%, 06/15/12 (b)	3,650,000	3,835,504

		18,691,347

Yankee—0.0%
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	337,437
Province of Quebec Canada 7.500%, 07/15/23	350,000	458,372

		795,809

Total Foreign Government & Agency Obligations (Identified Cost $23,729,508)		24,705,627

Municipal Bonds & Notes—0.5%

Municipal Agency—0.5%
Los Angeles California Community College District 6.750%, 08/01/49	2,210,000	2,325,163
Los Angeles California Unified School District 6.758%, 07/01/34	2,160,000	2,262,341
Municipal Electric Authority of Georgia 6.637%, 04/01/57	2,000,000	1,900,000
State of California 7.300%, 10/01/39	2,000,000	2,108,500
State of Illinois 5.100%, 06/01/33	1,230,000	997,370

Total Municipal Bonds & Notes (Identified Cost $9,892,655)		9,593,374

Asset-Backed Securities—0.4%

Asset Backed—Credit Card—0.4%
Capital One Multi-Asset Execution Trust 5.050%, 02/15/16	2,000,000	2,150,748
Citibank Credit Card Issuance Trust 4.850%, 04/22/15 (b)	1,472,000	1,579,834
4.850%, 03/10/17	2,500,000	2,731,596

		6,462,178

Asset Backed—Home Equity—0.0%
Centex Home Equity 3.750%, 12/25/31 (a)	58,001	56,451

Total Asset-Backed Securities (Identified Cost $6,721,153)		6,518,629

MSF-16

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—14.9%

Security Description	Shares/Par Amount	Value

Discount Notes—0.6%
Federal Home Loan Bank 0.050%, 04/27/11	$9,300,000	$9,299,530

Mutual Funds—12.8%
State Street Navigator Securities Lending Prime Portfolio (c)	222,283,710	222,283,710

U.S. Treasury—1.5%
U.S. Treasury Bills 0.060%, 04/21/11 (b)	16,100,000	16,099,593
0.080%, 06/23/11	10,000,000	9,998,155

		26,097,748

Total Short Term Investments (Identified Cost $257,680,988)		257,680,988

Total Investments—113.3% (Identified Cost $1,914,480,170) (d)		1,964,290,281
Liabilities in excess of other assets		(230,820,150)

Net Assets—100.0%		$1,733,470,131

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $282,545,956 and the collateral received consisted of cash in the amount of $222,283,710 and non-cash collateral with a value of $66,168,604. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,914,271,205. The aggregate unrealized appreciation and depreciation of investments was $61,934,098 and $(11,915,022), respectively, resulting in net unrealized appreciation of $50,019,076 for federal income tax purposes.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

MSF-17

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,245,847,641	$—	$1,245,847,641
Total Corporate Bonds & Notes*	—	376,582,944	—	376,582,944
Total Mortgage-Backed Securities*	—	43,361,078	—	43,361,078
Total Foreign Government & Agency Obligations*	—	24,705,627	—	24,705,627
Total Municipal Bonds & Notes*	—	9,593,374	—	9,593,374
Total Asset-Backed Securities*	—	6,518,629	—	6,518,629
Short Term Investments
Discount Notes	—	9,299,530	—	9,299,530
Mutual Funds	222,283,710	—	—	222,283,710
U.S. Treasury	—	26,097,748	—	26,097,748
Total Short Term Investments	222,283,710	35,397,278	—	257,680,988
Total Investments	$222,283,710	$1,742,006,571	$—	$1,964,290,281

*	See Schedule of Investments for additional detailed categorizations.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
BE Aerospace, Inc. (a)	429,300	$15,253,029
Precision Castparts Corp.	88,600	13,040,148

		28,293,177

Auto Components—2.5%
Lear Corp. (a)	308,800	15,091,056
The Goodyear Tire & Rubber Co. (a)	550,100	8,240,498

		23,331,554

Biotechnology—2.7%
BioMarin Pharmaceutical, Inc. (a) (b)	183,400	4,608,842
Cubist Pharmaceuticals, Inc. (a) (b)	440,400	11,115,696
Dendreon Corp. (a)	249,800	9,350,014

		25,074,552

Capital Markets—1.1%
Lazard, Ltd.	251,700	10,465,686

Chemicals—5.2%
Agrium, Inc.	138,300	12,759,558
Ashland, Inc.	163,600	9,449,536
Celanese Corp. (Series A)	447,600	19,860,012
Solutia, Inc. (a)	240,000	6,096,000

		48,165,106

Commercial Banks—0.5%
SVB Financial Group (a) (b)	82,300	4,685,339

Commercial Services & Supplies—1.5%
Copart, Inc. (a) (b)	111,100	4,813,963
IESI-BFC, Ltd.	346,300	8,785,631

		13,599,594

Communications Equipment—3.2%
Aruba Networks, Inc. (a)	252,700	8,551,368
Ciena Corp. (a) (b)	522,300	13,558,908
Finisar Corp. (a)	112,100	2,757,660
Polycom, Inc. (a)	89,400	4,635,390

		29,503,326

Computers & Peripherals—2.4%
NetApp, Inc. (a)	238,400	11,486,112
Western Digital Corp. (a)	288,000	10,739,520

		22,225,632

Construction & Engineering—3.1%
Fluor Corp.	257,400	18,960,084
Jacobs Engineering Group, Inc. (a)	186,500	9,591,695

		28,551,779

Containers & Packaging—0.9%
Owens-Illinois, Inc. (a)	266,500	8,045,635

Diversified Financial Services—0.5%
IntercontinentalExchange, Inc. (a)	36,300	4,484,502

Security Description	Shares	Value

Electrical Equipment—1.6%
AMETEK, Inc.	337,800	$14,819,286

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp. (Class A)	233,700	12,710,943

Energy Equipment & Services—2.5%
Dril-Quip, Inc. (a)	60,500	4,781,315
Superior Energy Services, Inc. (a) (b)	239,800	9,831,800
Weatherford International, Ltd. (a)	380,700	8,603,820

		23,216,935

Food & Staples Retailing—2.5%
Safeway, Inc. (b)	375,900	8,848,686
Whole Foods Market, Inc.	212,300	13,990,570

		22,839,256

Health Care Equipment & Supplies—2.7%
Boston Scientific Corp. (a)	1,455,500	10,465,045
CareFusion Corp. (a)	261,900	7,385,580
NxStage Medical, Inc. (a) (b)	306,700	6,741,266

		24,591,891

Health Care Providers & Services—3.7%
AmerisourceBergen Corp.	219,400	8,679,464
Health Net, Inc. (a)	150,700	4,927,890
Lincare Holdings, Inc. (b)	684,393	20,299,096

		33,906,450

Health Care Technology—0.6%
SXC Health Solutions Corp. (a)	90,686	4,969,593

Hotels, Restaurants & Leisure—5.2%
Darden Restaurants, Inc.	189,600	9,315,048
Scientific Games Corp. (a) (b)	1,248,709	10,913,717
Starwood Hotels & Resorts Worldwide, Inc.	164,100	9,537,492
The Cheesecake Factory, Inc. (a) (b)	281,300	8,464,317
Wynn Resorts, Ltd.	78,700	10,014,575

		48,245,149

Household Durables—1.4%
Stanley Black & Decker, Inc.	165,000	12,639,000

Insurance—1.5%
Brown & Brown, Inc.	353,000	9,107,400
RenaissanceRe Holdings, Ltd.	67,400	4,649,926

		13,757,326

Internet & Catalog Retail—1.3%
priceline.com, Inc. (a)	23,900	12,103,916

IT Services—3.7%
Alliance Data Systems Corp. (a) (b)	189,500	16,276,155
Gartner, Inc. (Class A) (a) (b)	212,100	8,838,207
Teradata Corp. (a)	89,800	4,552,860
VeriFone Systems, Inc. (a)	79,800	4,385,010

		34,052,232

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc. (a)	204,300	$9,148,554
Thermo Fisher Scientific, Inc. (a)	74,500	4,138,475

		13,287,029

Machinery—3.8%
CNH Global NV	102,900	4,995,795
Flowserve Corp.	72,200	9,299,360
Oshkosh Corp. (a)	313,500	11,091,630
Terex Corp. (b)	259,200	9,600,768

		34,987,553

Media—1.5%
CKX, Inc. (a) (b)	880,360	3,715,119
The Interpublic Group of Cos., Inc. (a)	804,300	10,110,051

		13,825,170

Metals & Mining—0.5%
Allegheny Technologies, Inc.	69,200	4,686,224

Multiline Retail—0.9%
Nordstrom, Inc.	185,500	8,325,240

Oil, Gas & Consumable Fuels—6.0%
Consol Energy, Inc.	244,700	13,123,261
International Coal Group, Inc. (a) (b)	482,900	5,456,770
Massey Energy Co. (b)	215,000	14,697,400
Plains Exploration & Production Co. (a)	481,600	17,448,368
SandRidge Energy, Inc. (a)	381,700	4,885,760

		55,611,559

Pharmaceuticals—3.4%
Allergan, Inc.	127,900	9,083,458
Elan Corp. plc (ADR) (a) (b)	1,922,700	13,228,176
Mylan, Inc. (a)	413,300	9,369,511

		31,681,145

Professional Services—4.4%
IHS, Inc. (a) (b)	118,300	10,499,125
Manpower, Inc.	138,000	8,677,440
Robert Half International, Inc. (b)	315,900	9,666,540
The Corporate Executive Board Co.	112,900	4,557,773
Verisk Analytics, Inc. (a)	221,700	7,262,892

		40,663,770

Real Estate Investment Trusts—0.5%
DuPont Fabros Technology, Inc. (b)	181,900	4,411,075

Semiconductors & Semiconductor Equipment—8.5%
Analog Devices, Inc.	299,800	11,806,124
Avago Technologies, Ltd.	422,600	13,142,860
Broadcom Corp.	351,700	13,849,946
Netlogic Microsystems, Inc. (a) (b)	353,863	14,869,323
NVIDIA Corp. (a)	184,800	3,411,408
Skyworks Solutions, Inc. (a)	327,500	10,617,550
Xilinx, Inc. (b)	334,200	10,961,760

		78,658,971

Security Description	Shares/Par Amount	Value

Software—6.1%
Check Point Software Technologies, Ltd. (a)	247,000	$12,609,350
Intuit, Inc. (a)	239,000	12,690,900
MICROS Systems, Inc. (a)	155,600	7,691,308
Salesforce.com, Inc. (a) (b)	73,500	9,818,130
SuccessFactors, Inc. (a) (b)	206,600	8,075,994

TiVo, Inc. (a) (b)	637,000	5,580,120

		56,465,802

Specialty Retail—3.8%
Abercrombie & Fitch Co. (Class A) (b)	123,300	7,237,710
GameStop Corp. (Class A) (a) (b)	415,700	9,361,564
Limited Brands, Inc.	279,800	9,199,824
PetSmart, Inc.	220,100	9,013,095

		34,812,193

Textiles, Apparel & Luxury Goods—2.4%
Coach, Inc.	178,300	9,278,732
Fossil, Inc. (a)	63,400	5,937,410
Phillips-Van Heusen Corp.	111,500	7,250,845

		22,466,987

Total Common Stock (Identified Cost $749,275,156)		904,160,577

Short Term Investments—16.2%

Mutual Funds—14.3%
State Street Navigator Securities Lending Prime Portfolio (c)	131,719,375	131,719,375

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $17,918,005 on 04/01/11, collateralized by $14,245,000 Federal National Mortgage Association due 11/15/30 with a value of $18,281,571.	$17,918,000	17,918,000

Total Short Term Investments (Identified Cost $149,637,375)		149,637,375

Total Investments—114.3% (Identified Cost $898,912,531) (d)		1,053,797,952
Liabilities in excess of other assets		(131,530,701)

Net Assets—100.0%		$922,267,251

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $129,114,471 and the collateral received consisted of cash in the amount of $131,719,375. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $898,912,531. The aggregate unrealized appreciation and depreciation of investments was $190,340,593 and $(35,455,172), respectively, resulting in net unrealized appreciation of $154,885,421 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$904,160,577	$—	$—	$904,160,577
Short Term Investments
Mutual Funds	131,719,375	—	—	131,719,375
Repurchase Agreement	—	17,918,000	—	17,918,000
Total Short Term Investments	131,719,375	17,918,000	—	149,637,375
Total Investments	$1,035,879,952	$17,918,000	$—	$1,053,797,952

*	See Schedule of Investments for additional detailed categorizations.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—69.3% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—52.7%
Fannie Mae 15 Yr. 4.000%, TBA	$22,500,000	$23,118,750
5.000%, TBA	7,900,000	8,392,518
5.500%, TBA	4,500,000	4,867,029
Fannie Mae 15 Yr. Pool 3.500%, 01/01/26	20,934,847	21,019,300
3.500%, 02/01/26	16,693,785	16,761,129
3.500%, 03/01/26	23,945,621	24,045,169
4.500%, 12/01/20	8,703,004	9,199,101
Fannie Mae 30 Yr. 3.500%, TBA	4,000,000	3,766,248
4.500%, TBA	156,200,000	158,509,683
5.000%, TBA	109,500,000	114,188,023
6.000%, TBA	40,700,000	44,261,250
6.500%, TBA	39,400,000	44,158,771
Fannie Mae 30 Yr. Pool 4.000%, 09/01/40	3,567,721	3,514,435
4.000%, 11/01/40	10,992,397	10,828,218
4.000%, 12/01/40	30,101,865	29,652,272
4.000%, 01/01/41	92,332,258	90,950,847
4.000%, 02/01/41	42,579,429	41,939,858
4.500%, 12/01/40	89,752,693	91,466,074
5.000%, 08/01/40	20,759,883	21,757,045
5.500%, 11/01/32	9,761,500	10,517,478
5.500%, 12/01/32	1,660,015	1,788,575
5.500%, 01/01/33	7,950,475	8,566,199
5.500%, 05/01/33	15,141,009	16,304,139
5.500%, 06/01/33	27,757,637	29,889,974
5.500%, 07/01/33	9,109,651	9,809,453
5.500%, 11/01/33	8,819,142	9,496,627
5.500%, 12/01/33	17,672,813	19,047,786
5.500%, 05/01/34	9,681,541	10,425,275
5.500%, 05/01/35	12,497,559	13,457,619
5.500%, 04/01/37	16,226,683	17,483,356
5.500%, 01/01/38	9,380,959	10,107,466
6.000%, 02/01/34	1,516,184	1,668,485
6.000%, 08/01/34	1,208,127	1,329,484
6.000%, 04/01/35	18,626,295	20,508,954
6.000%, 06/01/36	3,649,050	4,008,757
9.000%, 04/01/16	4	4
Fannie Mae ARM Pool 3.054%, 03/01/41 (a)	2,693,623	2,746,686
3.148%, 03/01/41 (a)	3,880,000	3,955,431
3.320%, 12/01/40 (a)	5,517,146	5,605,510
5.020%, 07/01/38 (a)	4,321,331	4,591,967
Fannie Mae REMICS 5.000%, 04/25/35	1,080,359	1,152,997
5.500%, 06/25/28	317,069	321,240
6.000%, 03/25/27	263,921	264,246
Freddie Mac 15 Yr. 5.000%, TBA	2,300,000	2,440,875
5.500%, TBA	7,600,000	8,205,625
Freddie Mac 30 Yr. 5.500%, TBA	1,000,000	1,066,562
Freddie Mac 30 Yr. Gold Pool 4.500%, 12/01/40	59,324,158	60,354,697
4.500%, 02/01/41	11,681,688	11,895,566

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.500%, 03/01/41	$3,710,000	$3,777,926
5.000%, 07/01/35	103,598,168	108,780,937
Freddie Mac ARM Non-Gold Pool 3.061%, 02/01/41 (a)	4,300,000	4,386,618
Ginnie Mae 5.947%, 05/20/37 (a) (b)	11,711,717	1,383,432
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	99,110	106,923
Ginnie Mae I 30 Yr. Pool 5.500%, 04/15/33	186,603	203,417
6.500%, 04/15/33	109,498	123,903
8.000%, 11/15/29	22,507	26,499
8.500%, 01/15/17	8,134	9,313
8.500%, 02/15/17	2,944	2,974
8.500%, 03/15/17	2,237	2,257
8.500%, 05/15/17	7,682	8,795
8.500%, 10/15/21	262	263
8.500%, 11/15/21	3,697	4,359
8.500%, 05/15/22	2,575	3,048
9.000%, 10/15/16	3,001	3,027
Ginnie Mae II 30 Yr. Pool 5.000%, 10/20/33	4,920,950	5,260,034

		1,173,490,478

Federal Agencies—1.0%
Federal Home Loan Mortgage Corp. 3.525%, 09/30/19	4,980,000	4,913,343
Federal National Mortgage Association 5.125%, 01/02/14	7,095,000	7,741,624
5.250%, 08/01/12	3,100,000	3,278,969

Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	4,813,956

		20,747,892

U.S. Treasury—15.6%
U.S. Treasury Bonds 3.500%, 02/15/39 (c)	14,615,000	12,253,771
3.875%, 08/15/40 (c)	6,270,000	5,610,672
4.250%, 11/15/40 (c)	9,670,000	9,248,446
4.375%, 05/15/40 (c)	43,338,000	42,369,829
4.750%, 02/15/41 (a)	25,890,000	26,913,463
6.250%, 08/15/23 (d)	17,480,000	21,707,975
8.125%, 05/15/21 (d)	17,705,000	24,809,131
8.125%, 08/15/21 (e)	975,000	1,370,179
U.S. Treasury Notes 0.625%, 01/31/13 (d)	1,500,000	1,497,305
0.750%, 03/31/13	25,585,000	25,565,044
1.250%, 03/15/14	16,220,000	16,214,931
2.125%, 02/29/16	110,185,000	109,840,672
2.625%, 08/15/20	6,410,000	6,013,381
2.750%, 02/28/18	15,295,000	15,179,094
3.625%, 02/15/21 (a)	28,715,000	29,123,299

		347,717,192

Total U.S. Treasury & Government Agencies (Identified Cost $1,546,146,819)		1,541,955,562

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—33.3%

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
AWAS Aviation Capital, Ltd. (144A) 7.000%, 10/15/16	$1,500,000	$1,500,000

Auto Components—0.1%
BorgWarner, Inc. 4.625%, 09/15/20	1,605,000	1,604,350

Beverages—0.9%
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12	14,100,000	14,503,909
5.375%, 01/15/20	5,845,000	6,273,450

		20,777,359

Capital Markets—2.7%
ABN Amro North American Holding Preferred Capital Repackage Trust I (144A) 6.523%, 12/29/49 (a)	935,000	892,925
CDP Financial, Inc. (144A) 3.000%, 11/25/14	9,910,000	10,101,590
Credit Suisse 5.860%, 05/29/49 (a) (e)	5,320,000	5,160,400
Credit Suisse AG 5.400%, 01/14/20 (e)	1,540,000	1,555,363
Credit Suisse USA, Inc. 6.125%, 11/15/11	1,600,000	1,654,066
Goldman Sachs Capital II 5.793%, 12/29/49 (a) (e)	2,435,000	2,100,187
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (f)	4,775,000	478
Morgan Stanley 2.812%, 05/14/13 (a)	10,750,000	11,128,862
4.000%, 07/24/15 (e)	2,340,000	2,378,095
6.250%, 08/28/17	3,840,000	4,173,638
State Street Capital Trust IV 1.310%, 06/15/37 (a)	420,000	346,562
The Goldman Sachs Group, Inc. 3.625%, 02/07/16	1,840,000	1,822,614
3.700%, 08/01/15	4,650,000	4,684,312
5.375%, 03/15/20	8,330,000	8,457,741
6.000%, 06/15/20	2,770,000	2,928,236
6.250%, 02/01/41	2,090,000	2,081,343
UBS Preferred Funding Trust V 6.243%, 05/29/49 (a)	355,000	350,563

		59,816,975

Chemicals—0.4%
CF Industries, Inc. 7.125%, 05/01/20	5,020,000	5,697,700
The Dow Chemical Co. 4.250%, 11/15/20	2,625,000	2,506,962

		8,204,662

Commercial Banks—6.8%
Bank Nederlandse Gemeenten (144A) 1.500%, 03/28/14	13,190,000	13,088,437
Bank of Nova Scotia (144A) 1.650%, 10/29/15 (e)	20,240,000	19,334,500

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Barclays Bank plc (144A) 5.926%, 09/29/49 (a)	$400,000	$372,000

Canadian Imperial Bank of Commerce (144A) 2.750%, 01/27/16	9,060,000	9,071,579
Cie de Financement Foncier (144A) 2.250%, 03/07/14	4,100,000	4,094,759
CIT Group, Inc. 7.000%, 05/01/14 (e)	140,000	142,625
7.000%, 05/01/16 (e)	150,000	150,187
7.000%, 05/01/17 (e)	3,264,438	3,268,519
CIT Group, Inc. (144A) 6.625%, 04/01/18 (e)	1,829,000	1,855,738
Discover Bank 7.000%, 04/15/20	435,000	478,588
8.700%, 11/18/19 (e)	4,013,000	4,807,827
DnB NOR Boligkreditt (144A) 2.100%, 10/14/15	23,295,000	22,545,833
2.900%, 03/29/16	15,930,000	15,834,101
Fifth Third Capital Trust IV 6.500%, 04/15/37 (a)	695,000	676,756
HSBC Bank USA N.A. 5.875%, 11/01/34	2,300,000	2,250,831
Japan Finance Corp. 2.000%, 06/24/11	4,420,000	4,433,980
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	8,225,000	9,034,110
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	3,785,000	3,812,172
Royal Bank of Canada (144A) 3.125%, 04/14/15 (e)	22,805,000	23,381,807
Sparebanken 1 Boligkreditt (144A) 1.250%, 10/25/13	9,160,000	9,015,649
SunTrust Capital VIII 6.100%, 12/15/36 (a)	350,000	341,250
U.S. Bank N.A. 4.950%, 10/30/14	2,300,000	2,502,952
Wachovia Capital Trust III 5.570%, 03/29/49 (a)	350,000	321,125

		150,815,325

Consumer Finance—0.6%
Ally Financial, Inc. 8.000%, 03/15/20	4,680,000	5,066,100
Ford Motor Credit Co., LLC 6.625%, 08/15/17 (e)	1,820,000	1,942,397
SLM Corp. 5.400%, 10/25/11	2,470,000	2,520,084

6.250%, 01/25/16	3,996,000	4,165,830

		13,694,411

Containers & Packaging—0.3%
Reynolds Group Issuer, Inc. (144A) 7.125%, 04/15/19	2,002,000	2,052,050
7.750%, 10/15/16	5,025,000	5,313,938

		7,365,988

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—7.5%
Bank of America Corp. 3.625%, 03/17/16 (e)	$1,840,000	$1,814,089
5.375%, 06/15/14 (e)	3,100,000	3,317,301
5.625%, 07/01/20 (e)	3,340,000	3,429,098
7.625%, 06/01/19	4,700,000	5,443,535
BNP Paribas Home Loan Covered Bonds S.A. (144A) 2.200%, 11/02/15	13,770,000	13,233,053
BP Capital Markets plc 3.125%, 03/10/12 (e)	5,445,000	5,564,670
3.125%, 10/01/15	2,000,000	2,011,182
Citigroup, Inc. 4.587%, 12/15/15	3,525,000	3,645,023
4.750%, 05/19/15 (e)	2,115,000	2,216,951
5.375%, 08/09/20 (e)	3,225,000	3,319,986
8.500%, 05/22/19	4,520,000	5,577,120
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	7,445,000	8,069,286
Daimler Finance North America, LLC 7.300%, 01/15/12	3,800,000	3,991,482
Eksportfinans ASA 0.507%, 04/05/13 (a)	3,980,000	3,980,000
2.000%, 09/15/15	13,980,000	13,675,488
5.500%, 05/25/16	5,970,000	6,702,561
General Electric Capital Corp. 0.423%, 04/10/12 (a)	4,740,000	4,744,451
2.000%, 09/28/12	9,050,000	9,236,285
2.125%, 12/21/12 (e)	3,560,000	3,644,101
5.300%, 02/11/21 (e)	2,255,000	2,290,334
5.500%, 01/08/20	5,640,000	5,967,222
JPMorgan Chase & Co. 0.961%, 02/26/13 (a)	2,975,000	2,994,876
2.600%, 01/15/16	4,070,000	3,907,645
3.450%, 03/01/16	2,000,000	1,992,858
6.300%, 04/23/19	1,500,000	1,660,330
7.900%, 12/31/49 (a)	7,540,000	8,249,589
JPMorgan Chase Capital XXIII 1.313%, 05/15/47 (a)	420,000	347,636
Level 3 Financing, Inc. 8.750%, 02/15/17 (e)	548,000	543,890
10.000%, 02/01/18	1,100,000	1,111,000
Level 3 Financing, Inc. (144A) 9.375%, 04/01/19 (e)	1,096,000	1,060,380
Novus USA Trust Series 1.564%, 10/25/15 (a)	5,110,000	5,086,458
Petrobras International Finance Co. 3.875%, 01/27/16	8,809,000	8,867,888
5.750%, 01/20/20	8,660,000	8,933,950
5.875%, 03/01/18 (e)	2,050,000	2,171,460
Sprint Capital Corp. 6.875%, 11/15/28	1,193,000	1,100,542
8.375%, 03/15/12	200,000	211,000
Swiss Re Capital I LP (144A) 6.854%, 05/29/49 (a)	700,000	684,978
Telecom Italia Capital S.A. 5.250%, 11/15/13	850,000	897,551

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15 (e)	$2,850,000	$2,877,862
Virgin Media Secured Finance plc 6.500%, 01/15/18	3,110,000	3,397,675

		167,970,786

Diversified Telecommunication Services—2.1%
CCH II, LLC 13.500%, 11/30/16	9,030,000	10,813,425
GTE Corp. 6.840%, 04/15/18	725,000	837,849
Intelsat Jackson Holdings S.A. (144A) 7.250%, 04/01/19	2,216,000	2,218,770
7.250%, 10/15/20	3,300,000	3,300,000
Qwest Communications International, Inc. 7.125%, 04/01/18	1,375,000	1,483,281
8.000%, 10/01/15	2,055,000	2,268,206
Telefonica Emisiones SAU 4.949%, 01/15/15 (e)	6,775,000	7,148,445
7.045%, 06/20/36 (e)	825,000	894,536
Verizon Communications, Inc. 6.100%, 04/15/18 (e)	2,113,000	2,368,200
6.400%, 02/15/38	3,504,000	3,670,790
8.750%, 11/01/18 (e)	9,195,000	11,764,506

		46,768,008

Electric Utilities—0.9%
Energy Future Intermediate Co., LLC 10.000%, 12/01/20 (e)	12,520,000	13,267,131
Florida Power & Light Co. 5.625%, 04/01/34	475,000	487,834
5.950%, 02/01/38 (e)	1,330,000	1,431,317
Florida Power Corp. 6.400%, 06/15/38	1,300,000	1,460,369
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,182,162
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	1,525,000	1,569,070

		19,397,883

Energy Equipment & Services—0.3%
Transocean, Ltd. 6.000%, 03/15/18	5,735,000	6,191,942

Food Products—0.4%
Kraft Foods, Inc. 5.375%, 02/10/20	3,890,000	4,106,852
6.500%, 08/11/17 (a)	1,540,000	1,756,142
6.500%, 02/09/40	1,870,000	1,997,321

		7,860,315

Gas Utilities—0.0%
Elwood Energy, LLC 8.159%, 07/05/26	163,456	161,822

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19 (e)	$3,025,000	$3,381,466

Health Care Providers & Services—0.6%
HCA, Inc. 7.250%, 09/15/20	5,000,000	5,350,000
Tenet Healthcare Corp. 8.875%, 07/01/19	5,953,000	6,786,420
9.000%, 05/01/15 (e)	1,530,000	1,683,000

		13,819,420

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18 (e)	2,450,000	2,235,625

Independent Power Producers & Energy Traders—0.0%
AES Red Oak, LLC 9.200%, 11/30/29	85,000	85,425

Insurance—0.9%
American International Group, Inc. 8.175%, 05/15/58 (a)	695,000	747,994
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (e)	2,100,000	2,190,541
Genworth Financial, Inc. 6.150%, 11/15/66 (a)	550,000	434,500
Liberty Mutual Group, Inc. (144A) 10.750%, 06/15/58 (a)	550,000	715,000
Lincoln National Corp. 7.000%, 06/15/40	1,780,000	2,031,749
Manulife Financial Corp. 3.400%, 09/17/15	4,510,000	4,524,757
Prudential Financial, Inc. 4.750%, 09/17/15 (e)	5,960,000	6,345,856
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	2,570,000	2,897,744
XL Group plc 6.500%, 12/29/49 (a)	1,045,000	958,788

		20,846,929

IT Services—0.3%
First Data Corp. (144A) 7.375%, 06/15/19	3,105,000	3,170,981
12.625%, 01/15/21	3,580,000	3,884,300

		7,055,281

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 5.000%, 01/15/21	860,000	859,884
6.000%, 03/01/20	2,250,000	2,423,403

		3,283,287

Machinery—0.1%
Navistar International Corp. 3.000%, 10/15/14	1,580,000	2,385,800

Security Description	Par Amount	Value

Media—2.5%
CBS Corp. 5.750%, 04/15/20	$1,540,000	$1,628,796
8.875%, 05/15/19	2,990,000	3,754,552
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17 (e)	5,594,000	6,132,423
9.250%, 12/15/17	1,019,000	1,113,258
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,869,279
Comcast Corp. 5.875%, 02/15/18	2,684,000	2,958,839
6.950%, 08/15/37	958,000	1,042,959
COX Communications, Inc. (144A) 8.375%, 03/01/39	2,800,000	3,554,186
Discovery Communications, LLC 3.700%, 06/01/15	2,750,000	2,840,918
NBC Universal, Inc. (144A) 4.375%, 04/01/21	5,875,000	5,624,666
5.150%, 04/30/20	5,378,000	5,542,830
News America, Inc. 6.650%, 11/15/37	3,800,000	3,985,421
News America, Inc. (144A) 4.500%, 02/15/21	3,810,000	3,732,775
6.150%, 02/15/41 (e)	4,575,000	4,536,771
Time Warner Cable, Inc. 5.000%, 02/01/20 (e)	2,030,000	2,052,379
5.875%, 11/15/40 (e)	2,705,000	2,541,751
Time Warner, Inc. 4.700%, 01/15/21 (e)	1,230,000	1,224,770
6.100%, 07/15/40	810,000	792,822

		55,929,395

Metals & Mining—0.6%
Arch Coal, Inc. 7.250%, 10/01/20	5,220,000	5,598,450
Cliffs Natural Resources, Inc. 4.800%, 10/01/20 (e)	1,390,000	1,372,286
4.875%, 04/01/21	1,540,000	1,519,011
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	1,519,000	1,418,190
Novelis, Inc. (144A) 8.750%, 12/15/20 (e)	3,975,000	4,372,500

		14,280,437

Multi-Utilities—0.2%
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	2,290,000	2,361,427
6.500%, 09/15/37	1,900,000	2,101,250

		4,462,677

Multiline Retail—0.2%
Dollar General Corp. 11.875%, 07/15/17 (g)	4,285,000	4,938,463

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,480,844

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—2.0%
Anadarko Petroleum Corp. 5.950%, 09/15/16	$2,000,000	$2,174,770
Chesapeake Energy Corp. 6.625%, 08/15/20	3,783,000	4,028,895
Consol Energy, Inc. 8.000%, 04/01/17	3,027,000	3,314,565
8.250%, 04/01/20	1,923,000	2,132,126
Ensco plc 3.250%, 03/15/16 4.700%, 03/15/21	1,020,000 2,127,000	1,016,248 2,111,273
Enterprise Products Operating, LLC 6.125%, 10/15/39	2,250,000	2,239,425
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	1,085,794
6.375%, 03/01/41	640,000	698,195
Marathon Petroleum Corp. (144A) 6.500%, 03/01/41 (e)	4,559,000	4,606,245
MEG Energy Corp. (144A) 6.500%, 03/15/21 (e)	3,455,000	3,511,144
Peabody Energy Corp. 6.500%, 09/15/20 (e)	4,835,000	5,185,537
Petrohawk Energy Corp. 7.250%, 08/15/18 (e)	5,265,000	5,422,950
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	3,570,000	3,534,561
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	500,000	555,604
Valero Energy Corp. 6.125%, 02/01/20 (e)	1,540,000	1,665,618
6.625%, 06/15/37	542,000	546,311

		43,829,261

Paper & Forest Products—0.2%
International Paper Co. 5.300%, 04/01/15	257,000	276,959
7.300%, 11/15/39	1,880,000	2,103,273
Inversiones CMPC S.A. (144A) 4.750%, 01/19/18	1,385,000	1,362,751

		3,742,983

Pharmaceuticals—0.1%
Merck & Co., Inc. 4.000%, 06/30/15 (e)	3,005,000	3,200,595

Real Estate Investment Trusts—0.3%
Hospitality Properties Trust 5.625%, 03/15/17 (e)	1,992,000	2,066,405
Kimco Realty Corp. 6.875%, 10/01/19	1,345,000	1,569,335
Mack-Cali Realty L.P. 7.750%, 08/15/19	1,610,000	1,939,962

		5,575,702

Real Estate Management & Development—0.2%
Realogy Corp. (144A) 7.875%, 02/15/19 (e)	3,458,000	3,432,065

Security Description	Par Amount	Value

Road & Rail—0.2%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	$5,410,000	$5,478,777

Tobacco—0.3%
Philip Morris International, Inc. 4.500%, 03/26/20 (e)	6,740,000	6,925,370

Wireless Telecommunication Services—0.5%
America Movil S.A.B. de C.V. 6.375%, 03/01/35	325,000	350,396
Cricket Communications, Inc. 7.750%, 05/15/16	2,420,000	2,571,250
Vodafone Group plc 4.150%, 06/10/14	7,375,000	7,818,680

		10,740,326

Yankee—0.5%
Hydro-Quebec 8.400%, 01/15/22	4,455,000	6,038,062
Nexen, Inc. 7.500%, 07/30/39	5,050,000	5,686,416

		11,724,478

Total Corporate Bonds & Notes (Identified Cost $733,841,885)		740,964,432

Mortgage-Backed Securities—16.9%

Collateralized-Mortgage Obligation—6.9%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	5,123,124	4,950,826
Arkle Master Issuer plc (144A) 1.464%, 05/17/60 (a)	8,220,000	8,227,689
Banc of America Alternative Loan Trust 5.500%, 10/25/35	5,866,645	5,067,074
Bear Stearns Adjustable Rate Mortgage Trust 1.000%, 11/25/34 (a)	2,140,956	1,990,040
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	7,964,059	6,206,646
Countrywide Alternative Loan Trust 0.444%, 03/20/47 (a)	4,245,541	2,479,684
5.500%, 11/25/35	3,646,794	2,942,062
5.500%, 04/25/37	2,812,860	1,981,292
Countrywide Home Loan Mortgage Pass-Through Trust 0.450%, 04/25/46 (a)	1,617,036	986,132
5.500%, 09/25/35	4,343,694	4,267,127
6.000%, 04/25/36	3,430,333	3,018,806
6.250%, 09/25/36	3,991,166	3,754,733
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	1,397,853	1,162,097
6.000%, 02/25/37	2,626,642	2,251,723
Credit Suisse Mortgage Capital Certificates (144A) 4.736%, 08/26/46 (a)	6,815,000	5,852,041
5.171%, 05/27/36 (a)	6,859,215	6,241,885
5.214%, 03/27/37 (a)	4,329,400	4,260,792

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Credit Suisse Mortgage Capital Certificates (144A) 5.659%, 05/27/36 (a)	$7,512,115	$6,929,926
6.225%, 05/27/36 (a)	5,363,700	4,777,072
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.450%, 02/25/47 (a)	1,252,884	836,839
0.650%, 04/25/35 (a)	1,699,933	1,407,213
GMAC Mortgage Corp. Loan Trust 5.431%, 04/19/36 (a)	5,919,029	4,773,863
GSR Mortgage Loan Trust 5.181%, 11/25/35 (a)	8,079,747	7,764,863
6.000%, 07/25/37	4,089,020	3,904,155
Harborview Mortgage Loan Trust 0.424%, 12/19/36 (a)	8,192,862	5,420,553
0.564%, 11/19/35 (a)	2,558,251	1,766,004
0.584%, 09/19/35 (a)	422,081	290,563
Indymac INDA Mortgage Loan Trust 5.539%, 09/25/36 (a)	2,175,669	1,692,318
JPMorgan Mortgage Trust 5.500%, 03/25/22	513,722	502,120
5.875%, 07/25/36	637,477	626,669
6.500%, 08/25/36	2,864,500	2,794,864
Merrill Lynch Mortgage Investors, Inc. 3.448%, 05/25/36 (a)	5,000,453	3,778,433
Residential Funding Mortgage Securities I 5.500%, 11/25/35	3,770,030	3,668,892
6.000%, 04/25/37	4,543,940	3,771,425
Structured Adjustable Rate Mortgage Loan Trust 5.390%, 04/25/37 (a)	3,913,070	2,770,504
Thornburg Mortgage Securities Trust 0.370%, 10/25/46 (a)	7,883,764	7,809,877
WaMu Mortgage Pass-Through Certificates 2.696%, 06/25/33 (a)	511,811	209,150
2.782%, 08/25/35 (a)	2,262,414	1,912,663
Wells Fargo Mortgage Backed Securities Trust 2.837%, 07/25/36 (a)	4,474,608	4,204,852
5.206%, 10/25/35 (a)	5,888,845	5,834,037
5.500%, 03/25/36	2,090,166	2,117,596
5.629%, 04/25/36 (a)	2,903,000	2,746,014
5.892%, 09/25/36 (a)	1,893,571	1,711,887
6.000%, 08/25/36	2,571,744	2,563,188

		152,226,189

Commercial Mortgage-Backed Securities—10.0%
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,320,456
5.356%, 12/10/16	4,785,000	5,036,295
5.448%, 09/10/47	685,000	678,755
5.658%, 06/10/49 (a)	2,408,627	2,502,371
5.675%, 07/10/46	1,540,000	1,576,156
5.689%, 04/10/49 (a)	4,270,000	4,532,140
6.186%, 06/11/35	5,142,092	5,271,528
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	803,224

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	$1,230,000	$1,313,863
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	10,210,000	10,974,765
Commercial Mortgage Pass-Through Certificates 5.167%, 06/10/44 (a)	7,050,000	7,366,056
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	10,324,926
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	2,093,575	2,123,802
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	3,465,000	3,594,266
Extended Stay America Trust (144A) 2.951%, 11/05/27	14,848,551	14,609,809
4.221%, 11/05/27 (a)	9,350,000	9,422,261
4.860%, 11/05/27	4,410,000	4,445,263
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,335,276
GMAC Commercial Mortgage Securities, Inc. 5.134%, 08/10/38 (a)	3,000,000	3,140,574
5.290%, 11/10/45 (a)	1,190,000	1,181,118
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (a)	10,480,000	11,056,104
5.444%, 03/10/39	5,050,000	5,345,240
5.890%, 07/10/38 (a)	3,760,000	3,767,765
JPMorgan Chase Commercial Mortgage Securities Corp. 4.996%, 08/15/42 (a)	2,300,000	2,364,996
5.441%, 12/12/44 (a)	2,010,000	2,028,482
5.447%, 06/12/47	5,440,000	5,597,347
5.803%, 06/15/49 (a)	5,500,000	5,674,605
5.857%, 10/12/35	4,686,605	4,721,608
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.158%, 01/12/39	3,855,792	3,900,589
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	635,962	646,271
4.559%, 07/17/12 (a)	4,075,000	4,141,858
5.156%, 02/15/31	4,580,000	4,897,312
5.347%, 11/15/38	7,141,255	7,554,874
5.378%, 11/15/38	850,000	862,572
5.430%, 02/17/40 (a)	16,920,000	17,828,946
5.642%, 12/15/25	67,362	67,433
5.858%, 07/15/40 (a)	4,815,000	5,124,858
5.866%, 09/15/45 (a)	6,725,000	7,198,376
5.896%, 06/15/38 (a)	860,000	914,068
Morgan Stanley Capital I 5.837%, 06/11/49 (a)	2,200,000	2,279,921
Morgan Stanley Capital I (144A) 6.340%, 01/15/13	3,050,000	3,183,377
RBSCF Trust (144A) 5.900%, 04/16/17 (a)	8,820,000	9,404,325
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,870,079	3,922,164

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.900%, 02/15/51 (a)	$10,010,000	$10,718,933

		222,754,928

Total Mortgage-Backed Securities (Identified Cost $368,938,790)		374,981,117

Asset-Backed Securities—6.2%

Asset Backed—Automobile—1.9%
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	5,830,000	5,801,038
Ford Credit Floorplan Master Owner Trust 0.805%, 06/15/13 (a)	2,065,000	2,060,703
Globaldrive BV 4.000%, 10/20/16 (EUR)	2,404,069	3,435,085
Santander Consumer Acquired Receivables Trust (144A) 2.010%, 08/15/16	3,720,000	3,719,868
3.190%, 10/15/15	3,520,000	3,555,483
Santander Drive Auto Receivables Trust 3.890%, 07/17/17	5,780,000	5,933,011
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	3,400,483	3,400,262
2.100%, 09/15/14 (a)	4,195,000	4,198,033
2.240%, 12/15/14	4,910,000	4,911,709
3.020%, 10/17/16 (a)	4,405,000	4,400,101

		41,415,293

Asset Backed—Credit Card—1.2%
Capital One Multi-Asset Execution Trust 0.315%, 01/15/16 (a)	2,010,000	2,002,477
Citibank Omni Master Trust (144A) 2.355%, 05/16/16 (a)	16,070,000	16,312,667
3.350%, 08/15/16	3,640,000	3,735,750
5.350%, 08/15/18	4,915,000	5,347,702

		27,398,596

Asset Backed—Home Equity—0.3%
GSAA Trust 0.530%, 10/25/35 (a)	7,074,621	5,303,810
Option One Mortgage Loan Trust 1.375%, 01/25/33 (a)	255,361	187,942

		5,491,752

Asset Backed—Other—0.7%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	2,394,116	2,325,140
5.560%, 07/15/59	6,407,386	6,721,762
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,057,808	1,069,832
Countrywide Asset-Backed Certificates 0.400%, 07/25/36 (a)	5,799,762	4,112,715
Knollwood CDO, Ltd. (144A) 3.503%, 02/08/39 (a) (h)	665,467	0

Security Description	Par Amount	Value

Asset Backed—Other—(Continued)
Residential Asset Mortgage Products, Inc. 0.370%, 05/25/37 (a)	$1,757,630	$1,712,619

		15,942,068

Asset Backed—Student Loan—2.1%
Nelnet Student Loan Trust 0.423%, 08/23/27 (a)	6,490,000	6,131,130
Scholar Funding Trust (144A) 1.209%, 10/28/43 (a)	3,530,000	3,436,918
SLM Student Loan Trust 0.510%, 06/15/21 (a)	3,350,318	3,207,217
0.750%, 09/15/20 (a)	1,950,475	1,874,882
1.603%, 01/25/28 (a)	11,260,000	11,570,935
2.003%, 07/25/23 (a)	15,860,000	16,581,798
SLM Student Loan Trust (144A) 1.905%, 12/15/17 (a)	4,782,291	4,818,241

		47,621,121

Total Asset-Backed Securities (Identified Cost $138,737,870)		137,868,830

Municipal Bonds & Notes—1.4%

Municipal Agency—1.4%
City of Chicago 6.395%, 01/01/40	1,300,000	1,247,246
Metropolitan Transportation Authority 7.336%, 11/15/39	2,720,000	3,083,610
New York City Municipal Water Finance Authority 5.375%, 06/15/43	2,360,000	2,389,146
5.500%, 06/15/43	2,825,000	2,897,320
5.724%, 06/15/42	4,010,000	3,967,614
New York State Dormitory Authority 5.628%, 03/15/39	2,700,000	2,644,083
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,930,000	1,975,837
State of California 5.450%, 04/01/15	10,000,000	10,529,700
University of California 5.946%, 05/15/45	2,560,000	2,315,392

Total Municipal Bonds & Notes (Identified Cost $30,428,628)		31,049,948

Foreign Government & Agency Obligations—0.4%

Sovereign—0.4%
Hellenic Republic 4.600%, 09/20/40 (EUR)	820,000	627,253
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,306,416
Mexico Government International Bond 5.125%, 01/15/20 (e)	910,000	951,860
5.625%, 01/15/17	2,130,000	2,349,390

Total Foreign Government & Agency Obligations (Identified Cost $9,219,037)		9,234,919

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Options Purchased—0.1%

Security Description	Shares/Par Amount	Value

Call Options—0.1%
USD Call/JPY Put 86	17,905,000	$74,127
USD Call/JPY Put 86	17,905,000	154,162
USD Call/JPY Put 86	26,405,000	109,316
USD Call/JPY Put 84	33,440,000	535,040
USD Call/JPY Put 84	16,720,000	267,520
USD Call/JPY Put 84	35,980,000	309,788
USD Call/JPY Put 86	14,180,000	122,090
U.S. Treasury Notes 10 Year Futures 119.5 Call	60	22,200
U.S. Treasury Notes 10 Year Futures 120 Call	714	568,969

		2,163,212

Put Options—0.0%
EUR Put/USD Call 1.32	39,040,000	50,944
EUR Put/USD Call 1.32	39,040,000	50,944
Euro Dollar Midcurve 1 Year Futures	1,345	857,438
U.S. Treasury Notes 10 Year Futures 119.5 Put	60	60,600

		1,019,926

Total Options Purchased (Identified Cost $4,280,253)		3,183,138

Preferred Stock—0.0%

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (i)	70,000	119,000
Federal National Mortgage Association (i)	70,000	119,000

Total Preferred Stock (Identified Cost $238,000)		238,000

Short Term Investments—4.3%

Mutual Funds—4.1%
State Street Navigator Securities Lending Prime Portfolio (j)	91,106,045	91,106,045

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $5,184,001 on 04/01/11, collateralized by $4,310,000 Federal Home Loan Mortgage Corp. due 07/15/32 with a value of $5,290,525.	$5,184,000	5,184,000

Total Short Term Investments (Identified Cost $96,290,045)		96,290,045

Total Investments—131.9% (Identified Cost $2,928,121,327) (k)		2,935,765,991
Liabilities in excess of other assets		(709,666,900)

Net Assets—100.0%		$2,226,099,091

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $9,226,945.
(e)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $89,344,045 and the collateral received consisted of cash in the amount of $91,106,045. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(h)	Security was valued in good faith under procedures approved by the Board of Directors.
(i)	Non-Income Producing.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $2,928,121,327. The aggregate unrealized appreciation and depreciation of investments was $47,020,671 and $(39,376,007), respectively, resulting in net unrealized appreciation of $7,644,664 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $383,377,681, which is 17.2% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
Euro (bought)	Citibank N.A.	5/6/2011	6,152,500	$8,433,115	$8,721,495	$288,380
Euro (sold)	Citibank N.A.	4/27/2011	3,402,500	4,656,321	4,824,043	(167,722)
Euro (sold)	UBS AG	5/6/2011	6,152,500	8,291,977	8,721,495	(429,518)
British Pound (sold)	Citibank N.A.	4/14/2011	2,618,500	4,084,860	4,201,821	(116,961)

Net Unrealized Depreciation						$(425,821)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	6/8/2011	25	$4,342,464	$4,300,587	$(41,877)
German Euro Schatz Futures	6/8/2011	964	146,871,884	146,551,190	(320,694)
90 Day Euro Dollar Futures	6/13/2011	9	2,242,037	2,241,900	(137)
90 Day Euro Dollar Futures	6/18/2012	50	12,336,049	12,349,375	13,326
90 Day Euro Dollar Futures	9/17/2012	60	14,748,944	14,761,500	12,556
90 Day Euro Dollar Futures	12/17/2012	41	10,046,463	10,050,125	3,662
90 Day Euro Dollar Futures	3/18/2013	21	5,132,624	5,132,138	(486)
90 Day Euro Dollar Futures	6/17/2013	61	14,878,226	14,866,463	(11,763)
90 Day Euro Dollar Futures	9/16/2013	81	19,743,123	19,690,088	(53,035)
90 Day Euro Dollar Futures	12/16/2013	51	12,362,915	12,366,863	3,948
U.S. Treasury Bond 30 Year Futures	6/21/2011	90	10,821,771	10,816,875	(4,896)

Futures Contracts-Short
90 Day Euro Dollar Futures	9/19/2011	(9)	(2,236,475)	(2,239,650)	(3,175)
90 Day Euro Dollar Futures	12/19/2011	(449)	(111,088,600)	(111,570,888)	(482,288)
90 Day Euro Dollar Futures	3/19/2012	(13)	(3,221,527)	(3,222,213)	(686)
U.S. Treasury Notes 2 Year Futures	6/30/2011	(2,517)	(549,657,746)	(549,020,625)	637,121
U.S. Treasury Notes 5 Year Futures	6/30/2011	(289)	(33,762,266)	(33,752,039)	10,227
U.S. Treasury Notes 10 Year Futures	6/21/2011	(521)	(61,987,223)	(62,015,281)	(28,058)
U.S. Treasury Bond Ultra Long Futures	6/21/2011	(393)	(48,202,351)	(48,560,063)	(357,712)

Net Unrealized Depreciation					$(623,967)

Options Written
Options Written-Call	Expiration Date	Number of Contracts	Premiums Received	Valuation as of March 31, 2011	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 121	5/20/2011	(714)	$(619,246)	$(345,844)	$273,402
U.S. Treasury Notes 10 Year Futures 122	5/20/2011	(714)	(401,699)	(189,656)	212,043
USD Call/JPY Put 84	6/27/2011	(35,980,000)	(591,511)	(575,680)	15,831
USD Call/JPY Put 84	6/27/2011	(14,180,000)	(236,664)	(236,664)	0

Options Written-Puts
Eurodollar Mid Curve 1 Year Futures 97.75	9/16/2011	(1,345)	(524,989)	(420,313)	104,676

Totals			$(2,374,109)	$(1,768,157)	$605,952

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value
Barclays Capital, Inc.	0.210%	3/15/2011	4/15/2011	$68,957,126	$68,944,659

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

TBA Sale Commitments
	Face
Federal Agencies	Amount	Value
Federal Home Loan Mortgage Corp.
4.500% (30 Year TBA)	$(74,700,000)	$(75,645,403)
5.000% (30 Year TBA)	(98,300,000)	(102,278,103)
Federal National Mortgage Association
3.500% (15 Year TBA)	(56,800,000)	(56,942,000)
4.000% (30 Year TBA)	(74,800,000)	(73,561,162)
4.500% (15 Year TBA)	(4,700,000)	(4,925,454)
5.500% (30 Year TBA)	(13,800,000)	(14,714,250)

Total TBA Sale Commitments (Proceeds $(328,927,086))		$(328,066,372)

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,541,955,562	$—	$1,541,955,562
Total Corporate Bonds & Notes*	—	740,964,432	—	740,964,432
Total Mortgage-Backed Securities*	—	374,981,117	—	374,981,117
Total Asset-Backed Securities*	—	137,868,830	—	137,868,830
Total Municipal Bonds & Notes*	—	31,049,948	—	31,049,948
Total Foreign Government & Agency Obligations*	—	9,234,919	—	9,234,919
Total Preferred Stock*	238,000	—	—	238,000
Total Options Purchased*	3,183,138	—	—	3,183,138
Short Term Investments
Mutual Funds	91,106,045	—	—	91,106,045
Repurchase Agreement	—	5,184,000	—	5,184,000
Total Short Term Investments	91,106,045	5,184,000	—	96,290,045
Total Investments	$94,527,183	$2,841,238,808	$—	$2,935,765,991

Total TBA Sale Commitments	$—	$(328,066,372)	$—	$(328,066,372)

Total Reverse Repurchase Agreements	$—	$68,944,659	$—	$68,944,659

Futures Contracts**
Futures Contracts (Appreciation)	$680,840	$—	$—	$680,840
Futures Contracts (Depreciation)	(1,304,807)	—	—	(1,304,807)
Total Futures Contracts (Net Unrealized Depreciation)	(623,967)	—	—	(623,967)
Forward Contracts**
Forward Foreign Currency Contracts (Appreciation)	—	288,380	—	288,380
Forward Foreign Currency Contracts (Depreciation)	—	(714,201)	—	(714,201)
Total Forward Contracts (Net Unrealized Depreciation)	—	(425,821)	—	(425,821)
Written Options
Call Options Written	—	(1,347,844)	—	(1,347,844)
Put Options Written	—	(420,313)	—	(420,313)
Total Written Options	—	(1,768,157)	—	(1,768,157)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—63.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Raytheon Co.	175,000	$8,902,250
Textron, Inc. (a)	331,000	9,066,090

		17,968,340

Airlines—0.3%
Southwest Airlines Co. (a)	352,000	4,445,760

Automobiles—0.7%
Harley-Davidson, Inc. (a)	220,000	9,347,800

Beverages—0.6%
Dr. Pepper Snapple Group, Inc.	231,000	8,583,960

Biotechnology—1.7%
Amgen, Inc. (b)	232,000	12,400,400
Cephalon, Inc. (a) (b)	147,000	11,139,660

		23,540,060

Capital Markets—0.7%
Ameriprise Financial, Inc.	152,000	9,284,160

Chemicals—0.8%
Albemarle Corp.	109,000	6,514,930
Cytec Industries, Inc.	26,000	1,413,620
Nalco Holding Co. (a)	100,000	2,731,000

		10,659,550

Commercial Banks—1.3%
Fifth Third Bancorp	562,000	7,800,560
KeyCorp	982,000	8,720,160
Wells Fargo & Co.	50,000	1,585,000

		18,105,720

Commercial Services & Supplies—1.1%
Avery Dennison Corp.	196,000	8,224,160
Covanta Holding Corp. (a)	56,000	956,480
Iron Mountain, Inc. (a)	121,000	3,778,830
Waste Connections, Inc. (a)	61,500	1,770,585

		14,730,055

Communications Equipment—1.2%
Motorola Solutions, Inc. (b)	228,000	10,189,320
Tellabs, Inc. (a)	1,110,000	5,816,400

		16,005,720

Computers & Peripherals—3.0%
Apple, Inc. (b)	34,000	11,847,300
Dell, Inc. (b)	688,000	9,982,880
QLogic Corp. (b)	65,000	1,205,750
Seagate Technology (b)	628,000	9,043,200
Western Digital Corp. (b)	246,000	9,173,340

		41,252,470

Construction & Engineering—0.4%
Chicago Bridge & Iron Co., NV	32,000	1,301,120
URS Corp. (b)	100,000	4,605,000

		5,906,120

Security Description	Shares	Value

Consumer Finance—0.8%
Capital One Financial Corp.	141,000	$7,326,360
Discover Financial Services	127,000	3,063,240

		10,389,600

Containers & Packaging—0.6%
Crown Holdings, Inc. (b)	229,000	8,834,820

Diversified Consumer Services—0.7%
ITT Educational Services, Inc. (a) (b)	125,000	9,018,750

Diversified Financial Services—0.3%
Bank of America Corp.	69,000	919,770
JPMorgan Chase & Co.	69,000	3,180,900

		4,100,670

Diversified Telecommunication Services—0.8%
AT&T, Inc.	78,000	2,386,800
Qwest Communications International, Inc.	1,337,000	9,131,710

		11,518,510

Electronic Equipment, Instruments & Components—0.8%
Corning, Inc.	501,000	10,335,630

Energy Equipment & Services—1.4%
Nabors Industries, Ltd. (b)	310,000	9,417,800
Weatherford International, Ltd. (a) (b)	453,000	10,237,800

		19,655,600

Food & Staples Retailing—1.4%
Safeway, Inc. (a)	391,000	9,204,140
The Kroger Co.	407,000	9,755,790

		18,959,930

Food Products—0.7%
Smithfield Foods, Inc. (a) (b)	67,000	1,612,020
Tyson Foods, Inc.	394,000	7,560,860

		9,172,880

Health Care Providers & Services—5.7%
Aetna, Inc.	260,000	9,731,800
AmerisourceBergen Corp.	259,000	10,246,040
CIGNA Corp.	202,000	8,944,560
Community Health Systems, Inc. (b)	208,000	8,317,920
Health Net, Inc. (b)	283,000	9,254,100
Humana, Inc. (b)	119,000	8,322,860
Lincare Holdings, Inc. (a)	129,000	3,826,140
Tenet Healthcare Corp. (b)	1,018,000	7,584,100
UnitedHealth Group, Inc.	270,000	12,204,000

		78,431,520

Hotels, Restaurants & Leisure—0.5%
Starbucks Corp.	171,000	6,318,450

Household Durables—0.0%
Newell Rubbermaid, Inc.	5,809	111,126

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.2%
The Procter & Gamble Co.	46,000	$2,833,600

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	3,015,600

Industrial Conglomerates—1.5%
General Electric Co.	1,016,000	20,370,800

Insurance—0.6%
American Financial Group, Inc.	46,600	1,631,932
Berkshire Hathaway, Inc. (Class B) (b)	15,000	1,254,450
Brown & Brown, Inc. (a)	126,000	3,250,800
W.R. Berkley Corp. (a)	79,000	2,544,590

		8,681,772

Internet & Catalog Retail—0.5%
Expedia, Inc. (a)	327,000	7,409,820

Internet Software & Services—0.1%
Google, Inc. (Class A) (b)	2,000	1,172,420

IT Services—1.2%
Amdocs, Ltd. (b)	101,000	2,913,850
International Business Machines Corp.	29,000	4,729,030
The Western Union Co. (a)	458,000	9,512,660

		17,155,540

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc. (b)	207,000	9,269,460
Illumina, Inc. (a) (b)	48,000	3,363,360

		12,632,820

Machinery—0.3%
Harsco Corp. (a)	71,000	2,505,590
Oshkosh Corp. (a) (b)	33,000	1,167,540

		3,673,130

Media—3.7%
CBS Corp. (Class B)	408,000	10,216,320
Comcast Corp. (Class A)	528,000	13,052,160
DIRECTV (b)	237,000	11,091,600
DISH Network Corp. (b)	381,000	9,281,160
Gannett Co., Inc. (a)	493,000	7,508,390

		51,149,630

Metals & Mining—2.0%
Alcoa, Inc. (a)	596,000	10,519,400
Cliffs Natural Resources, Inc. (a)	70,000	6,879,600
Walter Energy, Inc. (a)	71,000	9,615,530

		27,014,530

Multi-Utilities—0.8%
CMS Energy Corp. (a)	69,200	1,359,088
NiSource, Inc. (a)	468,000	8,976,240

		10,335,328

Security Description	Shares	Value

Multiline Retail—0.7%
Macy’s, Inc.	395,000	$9,582,700

Oil, Gas & Consumable Fuels—3.4%
Chevron Corp.	45,000	4,834,350
Exxon Mobil Corp.	222,000	18,676,860
Marathon Oil Corp.	212,000	11,301,720
Murphy Oil Corp.	21,000	1,541,820
Valero Energy Corp.	341,000	10,168,620

		46,523,370

Paper & Forest Products—0.7%
International Paper Co.	325,000	9,808,500

Pharmaceuticals—3.9%
Bristol-Myers Squibb Co.	426,000	11,259,180
Eli Lilly & Co.	323,000	11,359,910
Endo Pharmaceuticals Holdings, Inc. (b)	50,000	1,908,000
Forest Laboratories, Inc. (b)	279,000	9,011,700
Johnson & Johnson	311,000	18,426,750
Pfizer, Inc.	95,000	1,929,450

		53,894,990

Semiconductors & Semiconductor Equipment—7.9%
Altera Corp. (a)	231,000	10,168,620
Analog Devices, Inc.	232,000	9,136,160
Applied Materials, Inc.	653,000	10,199,860
Atmel Corp. (b)	604,000	8,232,520
Cypress Semiconductor Corp. (a) (b)	97,000	1,879,860
Intel Corp.	761,000	15,349,370
Lam Research Corp. (b)	172,000	9,745,520
LSI Corp. (b)	648,000	4,406,400
Maxim Integrated Products, Inc.	297,000	7,603,200
National Semiconductor Corp. (a)	67,000	960,780
NVIDIA Corp. (b)	500,000	9,230,000
ON Semiconductor Corp. (a) (b)	164,000	1,618,680
Teradyne, Inc. (a) (b)	513,000	9,136,530
Texas Instruments, Inc.	316,000	10,920,960

		108,588,460

Software—2.0%
Autodesk, Inc. (b)	75,000	3,308,250
CA Technologies (a)	388,000	9,381,840
Microsoft Corp.	211,000	5,350,960
Symantec Corp. (b)	521,000	9,659,340

		27,700,390

Specialty Retail—3.2%
Advance Auto Parts, Inc. (a)	131,000	8,596,220
GameStop Corp. (Class A) (a) (b)	290,000	6,530,800
Limited Brands, Inc.	285,000	9,370,800
PetSmart, Inc. (a)	91,000	3,726,450
Ross Stores, Inc.	127,000	9,032,240
Williams-Sonoma, Inc. (a)	157,000	6,358,500

		43,615,010

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	93,000	4,839,720

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—1.2%
Philip Morris International, Inc.	255,000	$16,735,650

Wireless Telecommunication Services—1.4%
MetroPCS Communications, Inc. (a) (b)	596,000	9,679,040
Sprint Nextel Corp. (a) (b)	2,032,000	9,428,480

		19,107,520

Total Common Stock (Identified Cost $734,727,890)		872,518,501

U.S. Treasury & Government Agencies—26.2%

Agency Sponsored Mortgage-Backed—19.7%
Fannie Mae 15 Yr. 4.000%, TBA	$6,800,000	6,987,000
4.500%, TBA	1,100,000	1,152,766
5.000%, TBA	2,500,000	2,655,860
Fannie Mae 15 Yr. Pool 3.500%, 01/01/26	4,717,712	4,736,744
3.500%, 02/01/26	3,676,607	3,691,439
3.500%, 03/01/26	5,266,043	5,287,937
Fannie Mae 30 Yr. 3.500%, TBA	1,000,000	941,562
4.500%, TBA	34,700,000	35,211,616
5.000%, TBA	10,000,000	10,468,290
5.000%, TBA	25,100,000	26,105,569
6.000%, TBA	7,300,000	7,938,750
6.500%, TBA	9,100,000	10,199,107
Fannie Mae 30 Yr. Pool 4.000%, 09/01/40	792,827	780,985
4.000%, 11/01/40	2,591,854	2,553,143
4.000%, 12/01/40	6,760,554	6,659,580
4.000%, 01/01/41	20,617,875	20,309,403
4.000%, 02/01/41	9,473,078	9,330,813
4.500%, 12/01/40	18,801,699	19,160,624
5.000%, 08/01/40	4,513,018	4,729,792
5.500%, 08/01/28	48,771	52,700
5.500%, 04/01/33	404,956	436,064
5.500%, 05/01/33	2,284,719	2,460,230
5.500%, 06/01/33	6,208,470	6,685,404
5.500%, 11/01/33	6,389,261	6,880,083
5.500%, 12/01/33	2,308,779	2,488,533
5.500%, 06/01/36	10,103,585	10,886,056
5.500%, 04/01/37	3,629,375	3,910,452
6.000%, 03/01/28	31,663	34,862
6.000%, 05/01/28	37,515	41,307
6.000%, 06/01/28	2,899	3,192
6.000%, 02/01/34	1,286,459	1,415,684
6.000%, 08/01/34	728,711	801,911
6.000%, 04/01/35	6,020,620	6,629,157
Fannie Mae ARM Pool 3.055%, 03/01/41 (c)	598,583	610,375
3.148%, 03/01/41 (c)	895,000	912,400
3.320%, 12/01/40 (c)	1,139,947	1,158,205
Fannie Mae REMICS 4.000%, 08/25/19	2,161,212	2,242,258
Freddie Mac 30 Yr. Gold Pool 4.500%, 12/01/40	12,499,739	12,716,876

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.500%, 02/01/41	$2,595,931	$2,643,459
4.500%, 03/01/41	830,000	845,196
5.000%, 07/01/35	23,306,717	24,472,697
5.500%, 07/01/33	1,207,135	1,297,459
Freddie Mac ARM Non-Gold Pool 3.061%, 02/01/41 (c)	1,000,000	1,020,144
Ginnie Mae 5.947%, 05/20/37 (c) (d)	2,429,558	286,989
Ginnie Mae I 15 Yr. Pool 6.500%, 07/15/14	9,027	9,834
7.500%, 12/15/14	176,717	190,647
Ginnie Mae I 30 Yr. Pool 9.000%, 11/15/19	9,145	9,262

		270,042,416

Federal Agencies—0.6%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	400,000	434,544
Federal Home Loan Bank 5.500%, 07/15/36	360,000	389,674
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	1,640,000	1,798,096
Federal Home Loan Mortgage Corp. 3.525%, 09/30/19	1,130,000	1,114,875
Federal National Mortgage Association 5.125%, 01/02/14	1,205,000	1,314,821
Tennessee Valley Authority 5.250%, 09/15/39	2,390,000	2,506,613
5.980%, 04/01/36	430,000	494,528

		8,053,151

U.S. Treasury—5.9%
U.S. Treasury Bonds 3.500%, 02/15/39 (e)	410,000	343,760
3.875%, 08/15/40 (e)	1,025,000	917,215
4.250%, 11/15/40 (e)	4,045,000	3,868,662
4.375%, 05/15/40 (e) (f)	10,284,000	10,054,255
4.750%, 02/15/41 (c)	7,620,000	7,921,228
6.250%, 08/15/23 (f)	3,440,000	4,272,050
8.125%, 05/15/21 (f)	4,785,000	6,704,981
U.S. Treasury Notes 0.500%, 10/15/13 (e)	3,905,000	3,851,611
0.625%, 07/31/12 (a)	380,000	380,863
0.625%, 01/31/13	7,270,000	7,256,936
0.750%, 03/31/13	925,000	924,278
2.125%, 02/29/16 (e)	23,370,000	23,296,969
2.625%, 08/15/20 (f)	1,395,000	1,308,684
2.750%, 02/28/18	3,210,000	3,185,675
3.625%, 02/15/21 (c)	6,380,000	6,470,717

		80,757,884

Total U.S. Treasury & Government Agencies (Identified Cost $358,879,137)		358,853,451

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—12.0%

Security Description	Par Amount	Value

Airlines—0.0%
Continental Airlines, Inc. 5.983%, 04/19/22	$289,386	$296,621

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	335,000	334,864

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12	3,052,000	3,139,427
5.375%, 01/15/20	950,000	1,019,637

		4,159,064

Capital Markets—0.9%
ABN Amro North American Holding Preferred Capital Repackage Trust I (144A) 6.523%, 12/29/49 (c)	210,000	200,550
CDP Financial, Inc. (144A) 3.000%, 11/25/14	2,665,000	2,716,522
Credit Suisse 5.860%, 05/29/49	1,020,000	989,400
Credit Suisse AG 5.400%, 01/14/20	340,000	343,392
Credit Suisse USA, Inc. 6.125%, 11/15/11	140,000	144,731
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	470,000	405,375
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (g)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (g)	1,770,000	177
6.750%, 12/28/17 (g)	2,505,000	251
Morgan Stanley 2.812%, 05/14/13 (c)	1,275,000	1,319,935
5.500%, 01/26/20 (c)	500,000	502,175
5.625%, 09/23/19	775,000	791,535
State Street Capital Trust IV 1.310%, 06/15/37 (c)	90,000	74,263
The Goldman Sachs Group, Inc. 3.625%, 02/07/16	415,000	411,079
3.700%, 08/01/15	1,030,000	1,037,600
5.375%, 03/15/20	2,365,000	2,401,267
6.000%, 06/15/20	870,000	919,699
6.250%, 02/01/41	465,000	463,074
UBS Preferred Funding Trust V 6.243%, 05/29/49 (c)	85,000	83,937

		12,804,995

Chemicals—0.1%
CF Industries, Inc. 7.125%, 05/01/20	880,000	998,800
The Dow Chemical Co. 4.250%, 11/15/20	570,000	544,369

		1,543,169

Security Description	Par Amount	Value

Commercial Banks—2.3%
Bank Nederlandse Gemeenten (144A) 1.500%, 03/28/14	$3,375,000	$3,349,012
Bank of Nova Scotia (144A) 1.650%, 10/29/15	4,270,000	4,078,968
Barclays Bank plc (144A) 5.926%, 09/29/49 (c)	100,000	93,000
Canadian Imperial Bank of Commerce (144A) 2.750%, 01/27/16	2,025,000	2,027,588
CIT Group, Inc. 7.000%, 05/01/14 (a)	30,000	30,563
7.000%, 05/01/16 (a)	30,000	30,038
7.000%, 05/01/17	735,409	736,328
CIT Group, Inc. (144A) 6.625%, 04/01/18	392,000	397,731
Discover Bank 8.700%, 11/18/19	883,000	1,057,890
DnB NOR Boligkreditt (144A) 2.100%, 10/14/15	5,070,000	4,866,667
2.900%, 03/29/16	3,580,000	3,558,448
Fifth Third Capital Trust IV 6.500%, 04/15/37 (c)	155,000	150,931
Glitnir Banki Hf (144A) 1.000%, 06/15/16 (c) (g) (h)	230,000	0
6.330%, 07/28/11 (g)	100,000	30,500
Japan Finance Corp. 2.000%, 06/24/11	1,290,000	1,294,080
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	1,720,000	1,889,200
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	845,000	851,066
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (g)	320,000	25,600
Royal Bank of Canada (144A) 3.125%, 04/14/15	4,835,000	4,957,292
Sparebanken 1 Boligkreditt (144A) 1.250%, 10/25/13	1,970,000	1,938,955
SunTrust Capital VIII 6.100%, 12/01/66 (c)	80,000	78,000

Wachovia Capital Trust III 5.570%, 03/29/49 (c)	80,000	73,400

		31,515,257

Consumer Finance—0.3%
Ally Financial, Inc. 7.500%, 12/31/13	116,000	124,845
8.000%, 12/31/18 (a)	109,000	117,039
8.000%, 03/15/20	1,200,000	1,299,000
Ford Motor Credit Co., LLC 6.625%, 08/15/17	390,000	416,228
SLM Corp. 5.000%, 10/01/13	160,000	165,614
5.050%, 11/14/14	40,000	40,377
5.375%, 05/15/14	385,000	399,240
5.400%, 10/25/11	890,000	908,047
6.250%, 01/25/16	896,000	934,080

		4,404,470

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Containers & Packaging—0.1%
Reynolds Group Issuer, Inc. (144A) 7.750%, 10/15/16	$1,275,000	$1,348,312

Diversified Financial Services—2.8%
Bank of America Corp. 3.625%, 03/17/16	415,000	409,156
5.625%, 07/01/20	710,000	728,940
7.625%, 06/01/19	950,000	1,100,289
BNP Paribas Home Loan Covered Bonds S.A. (144A) 2.200%, 11/02/15	3,035,000	2,916,653
BP Capital Markets plc 3.125%, 03/10/12	1,930,000	1,972,418
3.125%, 10/01/15	450,000	452,516
5.250%, 11/07/13	240,000	259,551
Citigroup, Inc. 4.587%, 12/15/15	795,000	822,069
4.750%, 05/19/15	465,000	487,415
5.375%, 08/09/20	630,000	648,555
8.500%, 05/22/19	950,000	1,172,182
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	2,045,000	2,216,479
Daimler Finance North America, LLC 7.300%, 01/15/12	360,000	378,140
Eksportfinans ASA 0.507%, 04/05/13 (c)	895,000	895,000

2.000%, 09/15/15	3,065,000	2,998,238
5.500%, 05/25/16	1,450,000	1,627,925
FMC Finance III S.A. 6.875%, 07/15/17	90,000	95,063
General Electric Capital Corp. 0.423%, 04/10/12 (c)	1,515,000	1,516,423
2.000%, 09/28/12	2,500,000	2,551,460
2.125%, 12/21/12	1,020,000	1,044,097
5.300%, 02/11/21 (a)	500,000	507,835
Intergas Finance BV (144A) 6.375%, 05/14/17	260,000	275,600
JPMorgan Chase & Co. 0.961%, 02/26/13 (c)	855,000	860,712
2.600%, 01/15/16	865,000	830,495
3.450%, 03/01/16	450,000	448,393
5.125%, 09/15/14	360,000	386,395
5.150%, 10/01/15	190,000	203,529
6.125%, 06/27/17	380,000	413,516
7.900%, 12/31/49 (c)	1,480,000	1,619,283
JPMorgan Chase Capital XXIII 1.313%, 05/15/77 (c)	90,000	74,493
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	243,914
Level 3 Financing, Inc. 8.750%, 02/15/17	123,000	122,078
10.000%, 02/01/18	250,000	251,178
Level 3 Financing, Inc. (144A) 9.375%, 04/01/19	246,000	238,005
Novus USA Trust Series 1.564%, 10/25/15 (c)	1,080,000	1,075,024
Petrobras International Finance Co. 3.875%, 01/27/16	1,981,000	1,994,243

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Petrobras International Finance Co. 5.750%, 01/20/20	$1,855,000	$1,913,681
5.875%, 03/01/18	500,000	529,625
6.125%, 10/06/16	180,000	199,465
Sprint Capital Corp. 6.875%, 11/15/28	270,000	249,075
8.375%, 03/15/12	560,000	590,800
Swiss Re Capital I LP (144A) 6.854%, 05/29/49 (c)	160,000	156,566
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	720,000	727,039
Virgin Media Secured Finance plc 6.500%, 01/15/18	690,000	753,825

		38,957,338

Diversified Telecommunication Services—0.6%
CCH II, LLC 13.500%, 11/30/16	1,650,000	1,975,875
GTE Corp. 6.840%, 04/15/18	162,000	187,216
Intelsat Jackson Holdings S.A. (144A) 7.250%, 04/01/19	496,000	496,620
Qwest Communications International, Inc. 7.125%, 04/01/18	310,000	334,412
8.000%, 10/01/15	460,000	507,725
Telefonica Emisiones SAU 4.949%, 01/15/15	1,575,000	1,661,816
Verizon Communications, Inc. 6.100%, 04/15/18	474,000	531,248
6.400%, 02/15/38	775,000	807,472
8.750%, 11/01/18	1,894,000	2,423,271

		8,925,655

Electric Utilities—0.3%
Edison Mission Energy 7.625%, 05/15/27	65,000	48,425
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	2,265,000	2,400,164
Florida Power & Light Co. 5.625%, 04/01/34	300,000	308,106
5.950%, 02/01/38	525,000	564,993
Pacific Gas & Electric Co. 5.800%, 03/01/37	20,000	20,219
6.050%, 03/01/34	210,000	218,828
Southern California Edison Co. 5.950%, 02/01/38	475,000	510,479
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	345,000	354,970

		4,426,184

Energy Equipment & Services—0.1%
Transocean, Ltd. 6.000%, 03/15/18	790,000	852,944

Food & Staples Retailing—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	382,104	415,282

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Food & Staples Retailing—(Continued)
Wal-Mart Stores, Inc. 6.200%, 04/15/38	$80,000	$87,831

		503,113

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	836,000	882,603
6.500%, 08/11/17	960,000	1,094,738
6.500%, 02/09/40	440,000	469,958

		2,447,299

Gas Utilities—0.0%
Elwood Energy, LLC 8.159%, 07/05/26	91,765	90,847

Health Care Equipment & Supplies—0.1%
CareFusion Corp. 6.375%, 08/01/19	850,000	950,164

Health Care Providers & Services—0.2%
HCA, Inc. 5.750%, 03/15/14	358,000	364,712
7.250%, 09/15/20	1,100,000	1,177,000
Tenet Healthcare Corp. 8.875%, 07/01/19	450,000	513,000
9.000%, 05/01/15	390,000	429,000

		2,483,712

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18	550,000	501,875

Independent Power Producers & Energy Traders—0.0%
AES Red Oak, LLC 9.200%, 11/30/29	50,000	50,250

Insurance—0.4%
American International Group, Inc. 8.175%, 05/15/58 (c)	155,000	166,819
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	230,000	239,916
Genworth Financial, Inc. 6.150%, 11/15/66 (c)	125,000	98,750
Liberty Mutual Group, Inc. (144A) 10.750%, 06/15/88 (c)	125,000	162,500
Lincoln National Corp. 6.050%, 04/20/67	675,000	631,125
7.000%, 06/15/40	450,000	513,644
Manulife Financial Corp. 3.400%, 09/17/15	990,000	993,239
Prudential Financial, Inc. 4.750%, 09/17/15	1,290,000	1,373,516
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	710,000	800,544
XL Group plc 6.500%, 12/29/49 (c)	235,000	215,613

		5,195,666

Security Description	Par Amount	Value

IT Services—0.1%
First Data Corp. (144A) 7.375%, 06/15/19	$695,000	$709,769
12.625%, 01/15/21	805,000	873,425

		1,583,194

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 5.000%, 01/15/21	180,000	179,976
6.000%, 03/01/20	650,000	700,094

		880,070

Machinery—0.0%
Navistar International Corp. 3.000%, 10/15/14	280,000	422,800

Media—1.0%
CBS Corp. 5.750%, 04/15/20	340,000	359,604
8.875%, 05/15/19	635,000	797,371
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	1,752,000	1,919,576
Comcast Corp. 5.875%, 02/15/18	205,000	225,992
COX Communications, Inc. (144A) 8.375%, 03/01/39	795,000	1,009,135
Discovery Communications, LLC 3.700%, 06/01/15	700,000	723,143
NBC Universal, Inc. (144A) 4.375%, 04/01/21	1,300,000	1,244,607
5.150%, 04/30/20	1,416,000	1,459,399
News America, Inc. 6.200%, 12/15/34	660,000	663,777
6.650%, 11/15/37	10,000	10,488
News America, Inc. (144A) 4.500%, 02/15/21	845,000	827,873
6.150%, 02/15/41	1,010,000	1,001,560
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,389,765
Time Warner Cable, Inc. 5.000%, 02/01/20	440,000	444,851
5.875%, 11/15/40	580,000	544,996
Time Warner, Inc. 4.700%, 01/15/21	270,000	268,852
6.100%, 07/15/40	180,000	176,183

		13,067,172

Metals & Mining—0.2%
Arch Coal, Inc. 7.250%, 10/01/20	1,160,000	1,244,100
Cliffs Natural Resources, Inc. 4.800%, 10/01/20	300,000	296,177
4.875%, 04/01/21	340,000	335,366
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	325,000	303,431
Novelis, Inc. (144A) 8.750%, 12/15/20	895,000	984,500

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Steel Dynamics, Inc. 6.750%, 04/01/15	$45,000	$46,069
7.375%, 11/01/12	15,000	15,975

		3,225,618

Multi-Utilities—0.2%
Dominion Resources, Inc. 8.875%, 01/15/19	290,000	370,172
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,160,090
6.500%, 09/15/37 (c)	725,000	801,793

		2,332,055

Multiline Retail—0.1%
Dollar General Corp. 11.875%, 07/15/17 (i)	685,000	789,463

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	995,740

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 5.950%, 09/15/16	450,000	489,323
Chesapeake Energy Corp. 6.625%, 08/15/20	646,000	687,990
Consol Energy, Inc. 8.000%, 04/01/17	762,000	834,390
8.250%, 04/01/20	488,000	541,070
Ensco plc 3.250%, 03/15/16	230,000	229,154
4.700%, 03/15/21	479,000	475,458
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	200,000	217,159
6.375%, 03/01/41	147,000	160,367
Marathon Petroleum Corp. (144A) 6.500%, 03/01/41	1,048,000	1,058,860
MEG Energy Corp. (144A) 6.500%, 03/15/21	780,000	792,675
Peabody Energy Corp. 6.500%, 09/15/20	1,065,000	1,142,213
Pemex Project Funding Master Trust 6.625%, 06/15/35	305,000	305,950
Petrohawk Energy Corp. 7.250%, 08/15/18	1,167,000	1,202,010
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	1,020,000	1,009,874
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	211,129
Valero Energy Corp. 6.125%, 02/01/20	340,000	367,734
6.625%, 06/15/37	105,000	105,835

		9,831,191

Paper & Forest Products—0.1%
International Paper Co. 5.300%, 04/01/15	58,000	62,504
7.300%, 11/15/39	535,000	598,538

Security Description	Par Amount	Value

Paper & Forest Products—(Continued)
Inversiones CMPC S.A. (144A) 4.750%, 01/19/18	$310,000	$305,020

		966,062

Pharmaceuticals—0.0%
Wyeth 5.950%, 04/01/37	390,000	416,931

Real Estate Investment Trusts—0.1%
Hospitality Properties Trust 5.625%, 03/15/17	429,000	445,024
Kimco Realty Corp. 6.875%, 10/01/19	285,000	332,536
Mack-Cali Realty L.P. 7.750%, 08/15/19	335,000	403,656

		1,181,216

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19	777,000	771,173

Road & Rail—0.0%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	660,000	668,391

Semiconductors & Semiconductor Equipment—0.0%
Amkor Technology, Inc. 6.000%, 04/15/14	50,000	119,880

Tobacco—0.1%
Philip Morris International, Inc. 4.500%, 03/26/20	1,301,000	1,336,781

Wireless Telecommunication Services—0.2%
Cricket Communications, Inc. 7.750%, 05/15/16	621,000	659,813
Nextel Communications, Inc. 6.875%, 10/31/13	50,000	50,375
Vodafone Group plc 4.150%, 06/10/14	1,514,000	1,605,082

		2,315,270

Yankee—0.2%
Hydro-Quebec 8.400%, 01/15/22	1,010,000	1,368,899
Nexen, Inc. 7.500%, 07/30/39	880,000	990,900

		2,359,799

Total Corporate Bonds & Notes (Identified Cost $166,525,656)		165,054,605

Mortgage-Backed Securities—6.6%

Collateralized-Mortgage Obligation—2.4%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	1,095,356	1,058,518

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Arkle Master Issuer plc (144A) 1.464%, 05/17/60 (c)	$2,120,000	$2,121,983
Banc of America Funding Corp. 0.334%, 07/20/36 (c)	830	828
Bear Stearns Adjustable Rate Mortgage Trust 5.803%, 06/25/47 (c)	3,514,903	2,959,024
Countrywide Alternative Loan Trust 5.500%, 11/25/35	2,452,929	2,005,973
5.500%, 04/25/37	1,278,573	900,587
Countrywide Home Loan Mortgage Pass-Through Trust 0.450%, 04/25/46 (c)	684,131	417,210
0.590%, 02/25/35 (c)	402,164	304,356
Credit Suisse Mortgage Capital Certificates (144A) 4.736%, 08/26/46 (c)	3,080,000	2,644,796
5.171%, 05/27/36 (c)	1,580,000	1,437,800
5.659%, 05/27/36 (c)	1,705,000	1,572,863
5.691%, 05/27/36 (c)	1,220,000	1,086,569
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	1,840,048	1,368,833
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.450%, 02/25/47 (c)	540,328	360,901
Deutsche Mortgage Securities, Inc. (144A) 5.214%, 06/26/35 (c)	280,000	270,248
GSR Mortgage Loan Trust 5.181%, 11/25/35 (c)	1,776,571	1,707,334
6.000%, 07/25/37	1,503,316	1,435,351
Harborview Mortgage Loan Trust 0.564%, 11/19/35 (c)	1,441,637	995,187
1.250%, 11/25/47 (c)	214,351	158,031
Indymac INDA Mortgage Loan Trust 5.539%, 09/25/36 (c)	932,114	725,034
Indymac Index Mortgage Loan Trust 0.870%, 06/25/34 (c)	75,984	54,484
5.153%, 10/25/35 (c)	238,911	195,890
JPMorgan Mortgage Trust 5.500%, 03/25/22	220,166	215,194
6.500%, 08/25/36	761,449	742,938
MASTR Adjustable Rate Mortgages Trust 2.448%, 09/25/33 (c)	287,336	256,774
MASTR Reperforming Loan Trust (144A) 5.456%, 05/25/36 (c)	382,996	340,081
Thornburg Mortgage Securities Trust 0.370%, 10/25/46 (c)	2,228,020	2,207,139

WaMu Mortgage Pass-Through Certificates 2.782%, 08/25/35 (c)	969,606	819,713
5.444%, 02/25/37 (c)	1,558,983	1,109,011
5.602%, 11/25/36 (c)	550,000	406,166
5.739%, 08/25/36 (c)	270,000	228,604
Wells Fargo Mortgage Backed Securities Trust 5.206%, 10/25/35 (c)	1,234,903	1,223,409
5.500%, 03/25/36	856,626	867,867
5.892%, 09/25/36 (c)	817,226	738,814

		32,937,510

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—4.2%
Banc of America Commercial Mortgage, Inc. 5.071%, 11/10/42 (c)	$3,630,000	$3,737,249
5.448%, 09/10/47	150,000	148,632
5.451%, 01/15/49	1,040,000	1,094,381
5.675%, 07/10/46	350,000	358,217
5.689%, 04/10/49 (c)	1,970,000	2,090,941
Bayview Commercial Asset Trust (144A) 0.480%, 07/25/36 (c)	599,180	507,004
0.520%, 04/25/36 (c)	290,445	276,694
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	641,828
5.449%, 12/11/40 (c)	170,000	175,062
5.694%, 06/11/50 (c)	1,180,000	1,261,785
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	830,000	892,170
5.886%, 11/15/44 (c)	448,929	485,695
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	4,129,970
5.603%, 07/15/35	3,850,000	3,997,841
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	4,199,948
5.467%, 09/15/39 (c)	370,000	391,728
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	790,000	819,472
Extended Stay America Trust (144A) 2.951%, 11/05/27	3,164,445	3,113,566
4.221%, 11/05/27	510,000	513,942
4.860%, 11/05/27	940,000	947,516
GE Business Loan Trust (144A) 1.555%, 04/15/31 (c)	310,809	273,623
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,570,531
6.269%, 12/10/35	3,306,681	3,411,406

GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (c)	260,000	258,059
Greenwich Capital Commercial Funding Corp. 5.890%, 07/10/38 (c)	4,090,000	4,399,146
JPMorgan Chase Commercial Mortgage Securities Corp. 5.445%, 12/12/44 (c)	450,000	454,138
5.447%, 06/12/47	1,135,000	1,167,829
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	352,051	357,757
5.372%, 09/15/39	1,570,000	1,675,721
5.378%, 11/15/38	190,000	192,810
5.430%, 02/15/40 (c)	2,800,000	2,950,417
5.642%, 12/15/25 (c)	31,954	31,987
5.858%, 07/15/40 (c)	1,035,000	1,101,605
5.896%, 06/15/38 (c)	190,000	201,945
5.934%, 12/15/25	28,998	29,030
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,707,829
Morgan Stanley Capital I (144A) 6.340%, 01/15/13	680,000	709,737

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
RBSCF Trust (144A) 5.900%, 04/16/17 (c)	$2,250,000	$2,399,063
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	2,588,858	2,623,700

		57,299,974

Total Mortgage-Backed Securities (Identified Cost $88,951,024)		90,237,484

Asset-Backed Securities—2.4%

Asset Backed—Automobile—0.7%
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	1,250,000	1,243,790
Ford Credit Floorplan Master Owner Trust 0.805%, 06/15/13 (c)	440,000	439,085
Globaldrive BV 4.000%, 10/20/16 (EUR)	655,655	936,842
Santander Consumer Acquired Receivables Trust (144A) 2.010%, 08/15/16	840,000	839,970
3.190%, 10/15/15	785,000	792,913
Santander Drive Auto Receivables Trust 3.890%, 07/17/17	1,265,000	1,298,488

Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	754,780	754,731
2.100%, 09/15/14 (c)	875,000	875,633
2.240%, 12/15/14	1,075,000	1,075,374
3.020%, 10/17/16 (c)	925,000	923,971

		9,180,797

Asset Backed—Credit Card—0.4%
Capital One Multi-Asset Execution Trust 0.315%, 01/15/16 (c)	440,000	438,353
Citibank Omni Master Trust (144A) 2.355%, 05/16/16 (c)	3,455,000	3,507,173
3.350%, 08/15/16	785,000	805,649
5.350%, 08/15/18	1,100,000	1,196,841

		5,948,016

Asset Backed—Home Equity—0.1%
GSAA Trust 0.350%, 03/25/47 (c)	1,001,530	608,525
Home Equity Asset Trust 0.360%, 07/25/37 (c)	424,980	414,402
Morgan Stanley Home Equity Loan Trust 0.570%, 09/25/35 (c)	441,997	403,118
Residential Asset Securities Corp. 6.349%, 03/25/32	152,497	141,820
Structured Asset Securities Corp. 0.500%, 11/25/37 (c)	111,704	108,006

		1,675,871

Asset Backed—Other—0.4%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	478,823	465,028
5.560%, 07/15/59	1,809,756	1,898,551

Security Description	Par Amount	Value

Asset Backed—Other—(Continued)
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	$203,425	$205,737
Countrywide Asset-Backed Certificates 0.400%, 07/25/36 (c)	2,469,505	1,751,170
0.920%, 07/25/34 (c)	212,542	151,394
5.071%, 12/25/34 (c)	546,757	244,082
Countrywide Asset-Backed Certificates (144A) 0.700%, 03/25/47 (c)	491,372	248,207
Finance America Mortgage Loan Trust 1.300%, 09/25/33 (c)	211,272	174,921
Fremont Home Loan Trust 1.300%, 12/25/33 (c)	192,854	152,244
GMAC Mortgage Corp. Loan Trust 0.490%, 10/25/34 (c)	379,309	283,612
Greenpoint Mortgage Funding Trust 0.650%, 09/25/34 (c)	178,548	157,923
Knollwood CDO, Ltd. (144A) 3.503%, 02/08/39 (c) (h)	488,328	0
Long Beach Mortgage Loan Trust 1.900%, 03/25/34 (c)	234,487	152,915

		5,885,784

Asset Backed—Student Loan—0.8%
Nelnet Student Loan Trust 0.423%, 08/23/27 (c)	1,455,000	1,374,545
1.783%, 04/25/24 (c)	150,000	153,959
Scholar Funding Trust (144A) 1.209%, 10/28/43 (c)	795,000	774,037
SLM Student Loan Trust 0.510%, 06/15/21 (c)	758,833	726,421
0.750%, 09/15/20 (c)	436,443	419,528
1.603%, 01/25/28 (c)	1,520,000	1,561,973
2.003%, 07/25/23 (c)	4,100,000	4,286,593
SLM Student Loan Trust (144A) 1.905%, 12/15/17 (c)	1,067,123	1,075,145

		10,372,201

Total Asset-Backed Securities (Identified Cost $34,296,695)		33,062,669

Municipal Bonds & Notes—0.6%

Municipal Agency—0.6%
City of Chicago 6.395%, 01/01/40	350,000	335,797
Metropolitan Transportation Authority 7.336%, 11/15/39	895,000	1,014,644
New York City Municipal Water Finance Authority 5.375%, 06/15/43	530,000	536,545
5.500%, 06/15/43	630,000	646,128
New York State Dormitory Authority 5.628%, 03/15/39	775,000	758,950
Port Authority of New York & New Jersey 6.040%, 12/01/29	565,000	578,419
State of California 5.450%, 04/01/15	3,300,000	3,474,801

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Shares/Par Amount	Value

Municipal Agency—(Continued)
University of California 5.946%, 05/15/45	$560,000	$506,492

Total Municipal Bonds & Notes (Identified Cost $7,608,477)		7,851,776

Foreign Government & Agency Obligations—0.4%

Sovereign—0.4%
Hellenic Republic 4.600%, 09/20/40 (EUR)	230,000	175,937
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,565,687
Mexico Government International Bond 5.125%, 01/15/20	385,000	402,710
5.625%, 01/15/17	475,000	523,925
6.750%, 09/27/34	215,000	242,520

Total Foreign Government & Agency Obligations (Identified Cost $4,838,786)		4,910,779

Preferred Stock—0.0%

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (b)	20,000	34,000
Federal National Mortgage Association (b)	20,000	34,000

Total Preferred Stock (Identified Cost $68,000)		68,000

Convertible Bonds & Notes—0.0%

Health Care Equipment & Supplies—0.0%
Conceptus, Inc. 2.250%, 02/15/27	25,000	24,750

Semiconductors & Semiconductor Equipment—0.0%
Jazz Technologies, Inc. 8.000%, 12/31/11	75,000	75,187
Jazz Technologies, Inc. (144A) 8.000%, 12/31/11	100,000	100,250

		175,437

Total Convertible Bonds & Notes (Identified Cost $191,616)		200,187

Options Purchased—0.0%

Call Options—0.0%
USD Call/JPY Put 86	3,945,000	16,332
USD Call/JPY Put 86	3,945,000	33,966
USD Call/JPY Put 86	5,960,000	24,674
USD Call/JPY Put 84	7,500,000	120,000
USD Call/JPY Put 84	3,750,000	60,000
USD Call/JPY Put 86	8,050,000	69,311
USD Call/JPY Put 86	3,200,000	27,552

Security Description	Shares/Par Amount	Value

Call Options—(Continued)
U.S. Treasury Notes 10 Year Futures 119.5 Call	13,000	$3,283
U.S. Treasury Notes 10 Year Futures 120 Call	162,000	129,094

		484,212

Put Options—0.0%
EUR Put/USD Call 1.32	8,615,000	11,242
EUR Put/USD Call 1.32	8,615,000	11,242
U.S. Treasury Notes 10 Year Futures 119.5 Put	13,000	6,126

		28,610

Total Options Purchased (Identified Cost $754,197)		512,822

Short Term Investments—5.7%

Mutual Funds—5.6%
State Street Navigator Securities Lending Prime Portfolio (j)	76,805,545	76,805,545

Repurchase Agreement—0.1%
Deutsche Bank Repurchase Agreement dated 03/30/11 at 0.210% to be repurchased at $125,624 on 04/15/11, collateralized by $125,613 U.S. Treasury Note due 11/15/40 with a value of $125,613.	$125,612	125,612
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $1,978,001 on 04/01/11, collateralized by $2,010,000 Federal National Mortgage Association due 07/14/14 with a value of $2,022,563.	1,978,000	1,978,000

		2,103,612

Total Short Term Investments (Identified Cost $78,909,157)		78,909,157

Total Investments—117.5% (Identified Cost $1,475,750,635) (k)		1,612,179,431
Liabilities in excess of other assets		(240,186,475)

Net Assets—100.0%		$1,371,992,956

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $76,808,079 and the collateral received consisted of cash in the amount of $76,805,545 and non-cash collateral with a value of $642,006. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $2,479,181.
(g)	Non-Income Producing; Defaulted Bond.
(h)	Security was valued in good faith under procedures approved by the Board of Directors.
(i)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,475,750,635. The aggregate unrealized appreciation and depreciation of investments was $161,368,722 and $(24,939,926), respectively, resulting in net unrealized appreciation of $136,428,796 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $86,088,107, which is 6.3% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
Euro (bought)	Citibank N.A.	5/6/2011	1,300,000	$1,781,885	$1,842,819	$60,934
Euro (sold)	Citibank N.A.	4/27/2011	951,000	1,301,444	1,348,322	(46,878)
Euro (sold)	UBS AG	5/6/2011	1,300,000	1,752,063	1,842,819	(90,756)
Euro (sold) for Japanese Yen*	Citibank N.A.	5/11/2011	40,139,172	510,268	485,047	(25,221)
Euro (sold) for Japanese Yen*	Citibank N.A.	5/11/2011	58,786,000	737,054	710,378	(26,676)
Japanese Yen (bought)	HSBC Bank USA	5/16/2011	99,340,120	1,240,000	1,200,478	(39,522)
Japanese Yen (sold) for Euro*	Citibank N.A.	5/11/2011	360,000	496,959	510,268	13,309
Japanese Yen (sold) for Euro*	Deutsche Bank AG	5/11/2011	520,000	721,732	737,054	15,322
Japanese Yen (sold)	BNP Paribas S.A.	5/16/2011	96,959,320	1,240,000	1,171,707	68,293
British Pound (sold)	Citibank N.A.	4/14/2011	727,500	1,134,900	1,167,395	(32,495)

Net Unrealized Depreciation						($103,690)

*	For cross-currency exchange contracts, the local currency amount represents the local currency being purchased. The aggregate face value represents the U.S. dollar value at March 31, 2011 of the currency being sold and the valuation as of March 31, 2011 is the U.S. dollar value of the currency being purchased.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	6/8/2011	4	$694,794	$688,094	($6,700)
German Euro Schatz Futures	6/8/2011	217	33,061,411	32,989,220	(72,191)
90 Day Euro Dollar Futures	6/13/2011	1	249,115	249,100	(15)
90 Day Euro Dollar Futures	6/18/2012	11	2,713,730	2,716,863	3,133
90 Day Euro Dollar Futures	9/17/2012	14	3,441,251	3,444,350	3,099
90 Day Euro Dollar Futures	12/17/2012	11	2,694,680	2,696,375	1,695
90 Day Euro Dollar Futures	3/18/2013	7	1,709,874	1,710,713	839
90 Day Euro Dollar Futures	6/17/2013	18	4,395,316	4,386,825	(8,491)
90 Day Euro Dollar Futures	9/16/2013	20	4,875,705	4,861,750	(13,955)
90 Day Euro Dollar Futures	12/16/2013	12	2,909,008	2,909,850	842
U.S. Treasury Bond 30 Year Futures	6/21/2011	16	1,923,862	1,923,000	(862)

Futures Contracts—Short
90 Day Euro Dollar Futures	9/19/2011	(7)	(1,738,831)	(1,741,950)	(3,119)
90 Day Euro Dollar Futures	12/19/2011	(132)	(32,654,564)	(32,800,350)	(145,786)
90 Day Euro Dollar Futures	3/19/2012	(6)	(1,485,696)	(1,487,175)	(1,479)
U.S. Treasury Notes 2 Year Futures	6/30/2011	(606)	(132,330,918)	(132,183,750)	147,168
U.S. Treasury Notes 5 Year Futures	6/30/2011	(29)	(3,388,128)	(3,386,883)	1,245
U.S. Treasury Notes 10 Year Futures	6/21/2011	(137)	(16,311,550)	(16,307,281)	4,269
U.S. Treasury Bond Ultra Long Futures	6/21/2011	(110)	(13,499,676)	(13,591,875)	(92,199)

Net Unrealized Depreciation					($182,507)

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Options Written
Options Written-Call	Expiration Date	Number of Contracts	Premiums Received	Valuation as of March 31, 2011	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 121	5/20/2011	(162)	$(140,501)	$(78,469)	$62,032
U.S. Treasury Notes 10 Year Futures 122	5/20/2011	(162)	(91,142)	(43,031)	48,111
USD Call/JPY Put 84	6/27/2011	(8,050,000)	(132,342)	(128,800)	3,542
USD Call/JPY Put 84	6/27/2011	(3,200,000)	(53,408)	(51,200)	2,208

Totals			$(417,393)	$(301,500)	$115,893

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value
Deutsche Bank Secuities, Inc.	0.180%	3/30/2011	3/31/2011	$13,330,749	$13,330,816
Deutsche Bank Secuities, Inc.	0.210%	3/15/2011	4/15/2011	19,303,467	19,299,976

Total Reverse Repurchase Agreements					$32,630,792

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
4.500% (30 Year TBA)	$(15,800,000)	$(15,999,965)
5.000% (30 Year TBA)	(22,100,000)	(22,994,365)
5.500% (30 Year TBA)	(1,200,000)	(1,279,874)
Federal National Mortgage Association
3.500% (15 Year TBA)	(12,600,000)	(12,631,500)
4.000% (30 Year TBA)	(17,400,000)	(17,111,821)
5.500% (30 Year TBA)	(2,700,000)	(2,878,875)

Total TBA Sale Commitments (Proceeds $(73,152,867))		$(72,896,400)

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$872,518,501	$—	$—	$872,518,501
Total U.S. Treasury & Government Agencies*	—	358,853,451	—	358,853,451
Total Corporate Bonds & Notes*	—	165,054,605	—	165,054,605
Total Mortgage-Backed Securities*	—	90,237,484	—	90,237,484
Total Asset-Backed Securities*	—	33,062,669	—	33,062,669
Total Municipal Bonds & Notes*	—	7,851,776	—	7,851,776
Total Foreign Government & Agency Obligations	—	4,910,779	—	4,910,779
Total Preferred Stock*	68,000	—	—	68,000
Total Convertible Bonds & Notes*	—	200,187	—	200,187
Total Options Purchased*	512,822	—	—	512,822
Short Term Investments
Mutual Funds	76,805,545	—	—	76,805,545
Repurchase Agreement	—	2,103,612	—	2,103,612
Total Short Term Investments	76,805,545	2,103,612	—	78,909,157
Total Investments	$949,904,868	$662,274,563	$—	$1,612,179,431

Total TBA Sale Commitments	$—	$(72,896,400)	$—	$(72,896,400)

Total Reverse Repurchase Agreements	$—	$32,630,792	$—	$32,630,792

Futures Contracts**
Futures Contracts (Appreciation)	$162,290	$—	$—	$162,290
Futures Contracts (Depreciation)	(344,797)	—	—	(344,797)
Total Futures Contracts (Net Unrealized Depreciation)	(182,507)	—	—	(182,507)
Forward Contracts**
Forward Foreign Currency Contracts (Appreciation)	—	157,858	—	157,858
Forward Foreign Currency Contracts (Depreciation)	—	(261,548)	—	(261,548)
Total Forward Contracts (Net Unrealized Depreciation)	—	(103,690)	—	(103,690)
Written Options
Call Options Written	—	(301,500)	—	(301,500)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Raytheon Co.	520,000	$26,452,400

Airlines—1.0%
Southwest Airlines Co.	1,730,000	21,849,900

Auto Components—2.0%
Autoliv, Inc.	300,000	22,269,000
TRW Automotive Holdings Corp. (a)	370,000	20,379,600

		42,648,600

Beverages—1.8%
Coca-Cola Enterprises, Inc.	600,000	16,380,000
Constellation Brands, Inc. (a)	350,000	7,098,000
Dr. Pepper Snapple Group, Inc.	390,000	14,492,400

		37,970,400

Biotechnology—3.5%
Amgen, Inc. (a)	680,000	36,346,000
Biogen Idec, Inc. (a)	340,000	24,952,600
Cephalon, Inc. (a) (b)	170,000	12,882,600

		74,181,200

Capital Markets—1.3%
Ameriprise Financial, Inc.	390,000	23,821,200
Ares Capital Corp.	150,000	2,535,000

		26,356,200

Chemicals—0.9%
Cabot Corp.	120,000	5,554,800
Huntsman Corp.	620,000	10,775,600
RPM International, Inc.	70,000	1,661,100

		17,991,500

Commercial Banks—2.2%
East West Bancorp, Inc.	160,000	3,513,600
Fifth Third Bancorp	610,000	8,466,800
KeyCorp	2,460,000	21,844,800
Popular, Inc. (a)	1,740,000	5,063,400
Wells Fargo & Co.	250,000	7,925,000

		46,813,600

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	200,000	8,392,000
Pitney Bowes, Inc.	70,000	1,798,300

		10,190,300

Communications Equipment—1.9%
Motorola Solutions, Inc. (a)	580,000	25,920,200
Tellabs, Inc.	2,540,000	13,309,600

		39,229,800

Computers & Peripherals—2.3%
Lexmark International, Inc. (Class A) (a)	110,000	4,074,400
Seagate Technology (a)	1,480,000	21,312,000
Western Digital Corp. (a)	610,000	22,746,900

		48,133,300

Security Description	Shares	Value

Construction & Engineering—0.9%
Chicago Bridge & Iron Co., NV	190,000	$7,725,400
URS Corp. (a)	250,000	11,512,500

		19,237,900

Consumer Finance—2.4%
Capital One Financial Corp.	250,000	12,990,000
Discover Financial Services	1,100,000	26,532,000
SLM Corp. (a)	720,000	11,016,000

		50,538,000

Containers & Packaging—0.3%
Sealed Air Corp.	270,000	7,198,200

Diversified Consumer Services—0.4%
H&R Block, Inc.	380,000	6,361,200
Service Corp. International	100,000	1,106,000

		7,467,200

Diversified Financial Services—1.8%
Bank of America Corp.	250,000	3,332,500
JPMorgan Chase & Co.	340,000	15,674,000
The NASDAQ OMX Group, Inc. (a)	700,000	18,088,000

		37,094,500

Diversified Telecommunication Services—4.2%
AT&T, Inc.	370,000	11,322,000
Qwest Communications International, Inc.	3,610,000	24,656,300
Verizon Communications, Inc.	1,350,000	52,029,000

		88,007,300

Electric Utilities—2.0%
Edison International	590,000	21,588,100
FirstEnergy Corp.	300,150	11,132,564
Pepco Holdings, Inc.	500,000	9,325,000

		42,045,664

Electrical Equipment—0.8%
Thomas & Betts Corp. (a)	300,000	17,841,000

Electronic Equipment, Instruments & Components—1.5%
Corning, Inc.	1,380,000	28,469,400
Vishay Intertechnology, Inc. (a)	220,000	3,902,800

		32,372,200

Energy Equipment & Services—1.3%
Dresser-Rand Group, Inc. (a)	80,000	4,289,600
Nabors Industries, Ltd. (a)	750,000	22,785,000

		27,074,600

Food & Staples Retailing—2.2%
Safeway, Inc.	870,000	20,479,800
The Kroger Co.	1,090,000	26,127,300

		46,607,100

Food Products—1.0%
Tyson Foods, Inc.	1,140,000	21,876,600

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—0.9%
Atmos Energy Corp.	460,000	$15,686,000
UGI Corp.	130,000	4,277,000

		19,963,000

Health Care Providers & Services—9.0%
Aetna, Inc.	690,000	25,826,700
AmerisourceBergen Corp.	410,000	16,219,600
Cardinal Health, Inc.	560,000	23,032,800
CIGNA Corp.	550,000	24,354,000
Community Health Systems, Inc. (a)	240,000	9,597,600
Coventry Health Care, Inc. (a)	400,000	12,756,000
Health Net, Inc. (a)	280,000	9,156,000
Humana, Inc. (a)	360,000	25,178,400
UnitedHealth Group, Inc.	820,000	37,064,000
WellPoint, Inc.	90,000	6,281,100

		189,466,200

Household Durables—0.1%
Pulte Group, Inc. (a)	350,000	2,590,000

Household Products—0.5%
The Procter & Gamble Co.	170,000	10,472,000

Independent Power Producers & Energy Traders—0.4%
The AES Corp. (a)	720,000	9,360,000

Industrial Conglomerates—3.2%
General Electric Co.	3,400,000	68,170,000

Insurance—9.2%
American Financial Group, Inc.	574,000	20,101,480
American International Group, Inc. (a) (b)	600,000	21,084,000
Assurant, Inc.	470,000	18,099,700
Axis Capital Holdings, Ltd.	250,000	8,730,000
Berkshire Hathaway, Inc. (Class B) (a)	50,000	4,181,500
HCC Insurance Holdings, Inc.	590,000	18,472,900
MBIA, Inc. (a) (b)	1,770,000	17,770,800
Principal Financial Group, Inc.	570,000	18,302,700
The Travelers Cos., Inc.	360,000	21,412,800
Unum Group	870,000	22,837,500
XL Group plc	940,000	23,124,000

		194,117,380

Internet & Catalog Retail—0.5%
Liberty Media Interactive (Series A) (a)	660,000	10,586,400

Machinery—0.3%
AGCO Corp. (a)	80,000	4,397,600
Harsco Corp.	70,000	2,470,300

		6,867,900

Media—5.9%
CBS Corp. (Class B)	1,090,000	27,293,600
Comcast Corp. (Class A)	1,690,000	41,776,800
DISH Network Corp. (a)	870,000	21,193,200
Gannett Co., Inc.	1,380,000	21,017,400
Liberty Media Capital Corp. (Series A) (a)	100,000	7,367,000
Time Warner Cable, Inc.	80,000	5,707,200

		124,355,200

Security Description	Shares	Value

Metals & Mining—2.3%
Alcoa, Inc.	1,530,000	$27,004,500
Walter Energy, Inc.	160,000	21,668,800

		48,673,300

Multi-Utilities—1.4%
Ameren Corp.	360,000	10,105,200

CMS Energy Corp.	750,000	14,730,000
Integrys Energy Group, Inc.	90,000	4,545,900

		29,381,100

Multiline Retail—1.2%
Macy’s, Inc.	1,000,000	24,260,000

Oil, Gas & Consumable Fuels—7.1%
Chevron Corp.	190,000	20,411,700
ConocoPhillips	130,000	10,381,800
Marathon Oil Corp.	580,000	30,919,800
Murphy Oil Corp.	320,000	23,494,400
Sunoco, Inc.	310,000	14,132,900
Tesoro Corp. (a)	860,000	23,073,800
Valero Energy Corp.	900,000	26,838,000

		149,252,400

Paper & Forest Products—2.3%
Domtar Corp.	230,000	21,109,400
International Paper Co.	780,000	23,540,400
MeadWestvaco Corp.	120,000	3,639,600

		48,289,400

Pharmaceuticals—5.8%
Bristol-Myers Squibb Co.	1,340,000	35,416,200
Eli Lilly & Co.	840,000	29,542,800
Endo Pharmaceuticals Holdings, Inc. (a)	498,000	19,003,680
Forest Laboratories, Inc. (a)	670,000	21,641,000
Johnson & Johnson	130,000	7,702,500
Pfizer, Inc.	480,000	9,748,800

		123,054,980

Road & Rail—0.5%
Ryder System, Inc.	200,000	10,120,000

Semiconductors & Semiconductor Equipment—6.0%
Atmel Corp. (a)	1,570,000	21,399,100
Fairchild Semiconductor International, Inc. (a)	650,000	11,830,000
Intel Corp.	1,450,000	29,246,500
International Rectifier Corp. (a)	20,000	661,200
LSI Corp. (a)	640,000	4,352,000
National Semiconductor Corp.	1,380,000	19,789,200
Novellus Systems, Inc. (a)	330,000	12,252,900

Texas Instruments, Inc.	780,000	26,956,800

		126,487,700

Software—0.9%
CA Technologies	770,000	18,618,600

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Specialty Retail—2.1%
Foot Locker, Inc.	190,000	$3,746,800
GameStop Corp. (Class A) (a)	1,000,000	22,520,000
Limited Brands, Inc.	540,000	17,755,200

		44,022,000

Tobacco—1.3%
Philip Morris International, Inc.	410,000	26,908,300

Wireless Telecommunication Services—1.2%
Sprint Nextel Corp. (a)	5,330,000	24,731,200

Total Common Stock (Identified Cost $1,765,936,983)		2,098,924,524

Short Term Investments—2.2%

Mutual Funds—1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	38,904,071	38,904,071

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $6,434,002 on 04/01/11, collateralized by $5,350,000 Federal Home Loan Mortgage Corp. due 07/15/32 with a value of $6,567,125.	$6,434,000	6,434,000

Total Short Term Investments (Identified Cost $45,338,071)		45,338,071

Total Investments—101.8% (Identified Cost $1,811,275,054) (d)		2,144,262,595
Liabilities in excess of other assets		(37,409,063)

Net Assets—100.0%		$2,106,853,532

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $37,343,070 and the collateral received consisted of cash in the amount of $38,904,071 and non-cash collateral with a value of $69,079. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,811,275,054. The aggregate unrealized appreciation and depreciation of investments was $353,802,466 and $(20,814,925), respectively, resulting in net unrealized appreciation of $332,987,541 for federal income tax purposes.

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$2,098,924,524	$—	$—	$2,098,924,524
Short Term Investments
Mutual Funds	38,904,071	—	—	38,904,071
Repurchase Agreement	—	6,434,000	—	6,434,000
Total Short Term Investments	38,904,071	6,434,000	—	45,338,071
Total Investments	$2,137,828,595	$6,434,000	$—	$2,144,262,595

*	See Schedule of Investments for additional detailed categorizations.

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
General Dynamics Corp.	182,100	$13,941,576
The Boeing Co.	383,600	28,359,548

		42,301,124

Air Freight & Logistics—1.7%
United Parcel Service, Inc. (Class B)	200,700	14,916,024

Airlines—2.0%
Delta Air Lines, Inc. (a)	1,169,900	11,465,020
United Continental Holdings, Inc. (a) (b)	256,200	5,890,038

		17,355,058

Auto Components—1.5%
BorgWarner, Inc. (a)	59,300	4,725,617
Johnson Controls, Inc.	190,800	7,931,556

		12,657,173

Automobiles—2.1%
Ford Motor Co. (a)	375,900	5,604,669
General Motors Co. (a)	345,700	10,727,071
Tesla Motors, Inc. (a) (b)	87,700	2,429,290

		18,761,030

Beverages—2.3%
The Coca-Cola Co.	304,197	20,183,471

Biotechnology—2.9%
Alexion Pharmaceuticals, Inc. (a)	91,100	8,989,748
Dendreon Corp. (a)	280,200	10,487,886
Vertex Pharmaceuticals, Inc. (a)	130,600	6,259,658

		25,737,292

Capital Markets—0.8%
Jefferies Group, Inc.	290,800	7,252,552

Chemicals—1.3%
Monsanto Co.	160,900	11,626,634

Communications Equipment—6.2%
Acme Packet, Inc. (a)	30,500	2,164,280
Alcatel-Lucent (ADR) (a) (b)	1,627,900	9,458,099
Juniper Networks, Inc. (a)	199,300	8,386,544
QUALCOMM, Inc.	630,700	34,581,281

		54,590,204

Computers & Peripherals—7.8%
Apple, Inc. (a)	161,317	56,210,909
NetApp, Inc. (a)	245,000	11,804,100

		68,015,009

Construction & Engineering—1.2%
Fluor Corp.	140,700	10,363,962

Diversified Financial Services—1.5%
Moody’s Corp. (b)	389,300	13,201,163

Security Description	Shares	Value

Diversified Telecommunication Services—1.3%
Verizon Communications, Inc.	302,700	$11,666,058

Energy Equipment & Services—4.4%
Halliburton Co.	233,100	11,617,704
Schlumberger, Ltd.	293,093	27,333,853

		38,951,557

Food & Staples Retailing—1.7%
Whole Foods Market, Inc.	222,600	14,669,340

Health Care Equipment & Supplies—1.0%
St. Jude Medical, Inc.	165,800	8,498,908

Health Care Providers & Services—3.5%
AmerisourceBergen Corp.	155,200	6,139,712
Express Scripts, Inc. (a)	265,600	14,770,016
Lincare Holdings, Inc.	329,499	9,772,940

		30,682,668

Health Care Technology—1.4%
Cerner Corp. (a) (b)	107,600	11,965,120

Hotels, Restaurants & Leisure—4.3%
Ctrip.com International, Ltd. (ADR) (b)	109,900	4,559,751
Las Vegas Sands Corp. (a)	309,880	13,083,134
Starbucks Corp.	330,100	12,197,195
Starwood Hotels & Resorts Worldwide, Inc.	132,610	7,707,293

		37,547,373

Household Durables—1.2%
Stanley Black & Decker, Inc.	133,200	10,203,120

Household Products—2.8%
The Procter & Gamble Co.	400,800	24,689,280

Internet & Catalog Retail—3.3%
Amazon.com, Inc. (a)	116,600	21,003,158
NetFlix, Inc. (a)	34,100	8,092,953

		29,096,111

Internet Software & Services—4.2%
Baidu, Inc. (ADR) (a)	76,100	10,487,341
Google, Inc. (Class A) (a)	44,355	26,001,345

		36,488,686

IT Services—3.2%
Accenture plc	173,800	9,553,786
Cognizant Technology Solutions Corp. (Class A) (a)	142,600	11,607,640
VeriFone Systems, Inc. (a) (b)	130,100	7,148,995

		28,310,421

Life Sciences Tools & Services—1.4%
Covance, Inc. (a)	216,500	11,846,880

Machinery—4.9%
Caterpillar, Inc.	52,700	5,868,145
Danaher Corp.	466,800	24,226,920
Joy Global, Inc.	58,400	5,770,504
Terex Corp. (b)	198,200	7,341,328

		43,206,897

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—1.5%
The Walt Disney Co.	305,300	$13,155,377

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	164,450	9,135,197

Oil, Gas & Consumable Fuels—4.7%
Anadarko Petroleum Corp.	265,500	21,749,760
Massey Energy Co. (b)	287,700	19,667,172

		41,416,932

Pharmaceuticals—1.1%
Allergan, Inc.	134,300	9,537,986

Professional Services—1.3%
Manpower, Inc.	174,400	10,966,272

Semiconductors & Semiconductor Equipment—3.0%
Broadcom Corp.	280,200	11,034,276
Micron Technology, Inc. (a)	1,057,800	12,122,388
NVIDIA Corp. (a)	189,100	3,490,786

		26,647,450

Software—9.9%
Check Point Software Technologies, Ltd. (a)	305,620	15,601,901
Microsoft Corp.	273,200	6,928,352
Oracle Corp.	782,300	26,105,351
Red Hat, Inc. (a)	281,800	12,790,902
Salesforce.com, Inc. (a)	120,758	16,130,854
VMware, Inc. (a)	115,000	9,377,100

		86,934,460

Specialty Retail—1.7%
Home Depot, Inc.	412,200	15,276,132

Wireless Telecommunication Services—0.7%
NII Holdings, Inc. (a)	153,800	6,408,846

Total Common Stock (Identified Cost $651,418,849)		874,261,767

Short Term Investments—4.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.3%
State Street Navigator Securities Lending Prime Portfolio (c)	29,205,307	$29,205,307

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $7,779,002 on 04/01/11, collateralized by $8,345,000 Federal National Mortgage Association due 11/24/20 with a value of $7,938,181.	$7,779,000	7,779,000

Total Short Term Investments (Identified Cost $36,984,307)		36,984,307

Total Investments—103.8% (Identified Cost $688,403,156) (d)		911,246,074
Liabilities in excess of other assets		(33,358,429)

Net Assets—100.0%		$877,887,645

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $28,846,018 and the collateral received consisted of cash in the amount of $29,205,307. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $688,403,156. The aggregate unrealized appreciation and depreciation of investments was $226,567,873 and $(3,724,955), respectively, resulting in net unrealized appreciation of $222,842,918 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$874,261,767	$—	$—	$874,261,767
Short Term Investments
Mutual Funds	29,205,307	—	—	29,205,307
Repurchase Agreement	—	7,779,000	—	7,779,000
Total Short Term Investments	29,205,307	7,779,000	—	36,984,307
Total Investments	$903,467,074	$7,779,000	$—	$911,246,074

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Commercial Paper—47.3% of Net Assets

Security Description	Par Amount	Value

Asset Backed—22.5%
Amsterdam Funding Corp. 0.284%, 04/05/11	$20,000,000	$19,999,378
0.223%, 04/27/11	22,000,000	21,996,504
Antalis U.S. Funding Corp. 0.264%, 04/12/11	15,000,000	14,998,808
0.304%, 05/10/11	15,000,000	14,995,125
0.314%, 05/13/11	23,000,000	22,991,775
Chariot Funding, LLC 0.264%, 05/26/11	6,000,000	5,997,617
Falcon Asset Securitization Co., LLC 0.264%, 05/24/11	6,500,000	6,497,512
Govco, LLC 0.294%, 05/16/11	15,000,000	14,994,563
Jupiter Securitization Co., LLC 0.264%, 06/03/11	15,000,000	14,993,175
LMA Americas, LLC 0.243%, 04/20/11	20,000,000	19,997,467
0.274%, 05/16/11	15,000,000	14,994,937
Manhattan Asset Funding Co., LLC 0.274%, 05/06/11	18,400,000	18,395,170
Nieuw Amsterdam Receivables Corp. 0.274%, 06/08/11	8,000,000	7,995,920
Old Line Funding, LLC 0.264%, 05/05/11	10,000,000	9,997,544
0.253%, 06/08/11	15,079,000	15,071,879
0.253%, 06/27/11	6,200,000	6,196,254
Salisbury Receivables Co., LLC 0.122%, 04/01/11	27,433,000	27,433,000
Starbird Funding, Ltd. 0.274%, 04/11/11	15,000,000	14,998,875
Thunder Bay Funding, LLC 0.253%, 06/07/11	12,000,000	11,994,417
0.253%, 06/08/11	19,826,000	19,816,638
0.253%, 06/27/11	20,000,000	19,987,917
Variable Funding Capital Co., LLC 0.253%, 04/01/11	27,000,000	27,000,000
0.233%, 04/04/11	15,000,000	14,999,712
0.274%, 04/06/11	10,000,000	9,999,625
0.274%, 04/25/11	10,000,000	9,998,200
Victory Receivables Corp. 0.264%, 05/06/11	21,000,000	20,994,692
Windmill Funding Corp. 0.284%, 04/05/11	20,000,000	19,999,378

		427,336,082

Asset Backed—Other—7.3%
Argento Variable Funding Co., LLC 0.324%, 06/28/11	15,000,000	14,988,267
Atlantis One Funding Corp. 0.304%, 04/08/11	3,572,000	3,571,792
Fairway Finance Co., LLC 0.274%, 05/05/11	11,000,000	10,997,195
0.274%, 05/12/11	15,000,000	14,995,387
0.264%, 06/07/11	15,012,000	15,004,736
Grampian Funding, Ltd. 0.314%, 06/17/11	15,000,000	14,990,054
Scaldis Capital, LLC 0.284%, 04/08/11	10,000,000	9,999,456

Security Description	Par Amount	Value

Asset Backed—Other—(Continued)
Solitaire Funding, Ltd. 0.264%, 04/01/11	$19,000,000	$19,000,000
0.264%, 04/11/11	35,000,000	34,997,472

		138,544,359

Commercial Banks—3.6%
Bank of Nova Scotia 0.274%, 04/05/11	25,000,000	24,999,250
Natexis Banques Populaires Group 0.284%, 04/18/11	12,000,000	11,998,413
Northern Pines Funding, LLC 0.314%, 06/23/11	11,000,000	10,992,138
Westpac Securities NZ, Ltd. 0.264%, 05/12/11	21,000,000	20,993,782

		68,983,583

Diversified Financial Services—8.9%
Bank of America Corp. 0.142%, 04/04/11	20,000,000	19,999,767
Barclays U.S. Funding, LLC 0.172%, 04/01/11	80,000,000	80,000,000
Novartis Finance Corp. 0.264%, 08/12/11	21,000,000	20,979,828
Societe Generale North America, Inc. 0.142%, 04/05/11	35,000,000	34,999,455
0.345%, 05/16/11	12,400,000	12,394,730

		168,373,780

Yankee—5.0%
BPCE S.A. 0.193%, 04/05/11	5,000,000	4,999,894
0.304%, 05/09/11	10,000,000	9,996,833
0.426%, 05/12/11	15,000,000	14,992,825
DnB NOR Bank ASA 0.142%, 04/05/11	35,000,000	34,999,456
0.142%, 04/06/11	15,000,000	14,999,708
0.340%, 05/16/11	15,000,000	14,993,719

		94,982,435

Total Commercial Paper (Identified Cost $898,220,239)		898,220,239

Certificate of Deposit—32.4%

Commercial Banks—22.8%
Bank of Montreal 0.298%, 08/29/11 (a)	8,000,000	8,000,000
0.330%, 01/25/12 (a)	15,000,000	15,000,000
Bank of Nova Scotia 0.265%, 05/25/11	18,000,000	18,000,000
0.270%, 06/03/11	20,000,000	20,000,000
0.260%, 06/10/11	15,000,000	15,000,000
Barclays Bank plc 0.380%, 05/19/11	15,000,000	15,000,000
Canadian Imperial Bank 0.304%, 07/18/11 (a)	8,000,000	8,000,000

MSF-53

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Commonwealth Bank of Australia 0.323%, 10/06/11 (a)	$10,000,000	$9,999,409
Credit Agricole CIB 0.300%, 06/01/11	28,000,000	28,000,000
Rabobank Nederland NV 0.345%, 09/15/11 (a)	15,000,000	15,000,000
RBC Royal Bank 0.310%, 10/14/11 (a)	17,000,000	17,000,000
0.310%, 11/10/11 (a)	10,000,000	10,000,000
0.311%, 02/29/12 (a)	19,000,000	19,000,000
Royal Bank of Scotland plc 0.490%, 04/18/11	25,000,000	25,000,000
0.520%, 09/19/11	33,500,000	33,500,000
Societe Generale 0.350%, 04/21/11 (a)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp. 0.250%, 04/11/11	20,000,000	20,000,000
0.300%, 04/20/11	15,000,000	15,000,000
Svenska Handelsbanken 0.270%, 06/15/11	15,000,000	15,000,000
0.270%, 06/29/11	15,000,000	15,000,192
TD Bank Financial Group 0.250%, 04/27/11	15,000,000	15,000,000
0.250%, 06/07/11	13,000,000	13,000,000
0.330%, 09/06/11	11,900,000	11,900,000
Westpac Banking Corp. 0.335%, 11/04/11 (a)	10,000,000	10,000,000
0.340%, 01/06/12 (a)	20,000,000	20,000,000
0.380%, 01/13/12 (a)	21,500,000	21,500,000

		432,899,601

Diversified Financial Services—8.0%
BNP Paribas S.A. 0.390%, 05/05/11	15,000,000	15,000,000
0.360%, 06/13/11	28,000,000	28,000,000
Credit Suisse Group AG 0.280%, 04/12/11	10,000,000	10,000,000
0.250%, 04/25/11	30,000,000	30,000,000
Deutsche Bank AG 0.300%, 04/06/11	20,000,000	20,000,000
0.330%, 08/04/11 (a)	17,500,000	17,500,000
Lloyds TSB Bank plc 0.460%, 04/07/11 (a)	10,000,000	10,000,000
0.322%, 02/14/12 (a)	20,530,000	20,530,000

		151,030,000

Yankee—1.6%
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.300%, 04/11/11	15,000,000	15,000,000
0.240%, 04/14/11	10,000,000	10,000,000
National Australia Bank, Ltd. 0.348%, 02/10/12 (a)	6,000,000	6,000,000

		31,000,000

Total Certificate of Deposit (Identified Cost $614,929,601)		614,929,601

U.S. Treasury & Government Agencies—21.3%
Security Description	Par Amount	Value

Federal Agencies—10.4%
Federal Home Loan Bank 0.130%, 04/29/11	$35,000,000	$34,996,515
0.287%, 10/06/11 (a)	20,000,000	19,995,813
Federal Home Loan Mortgage Corp. 0.193%, 08/30/11	10,000,000	9,992,031
0.252%, 12/29/11 (a)	19,000,000	18,992,850
0.257%, 02/16/12 (a)	15,000,000	14,994,684
0.275%, 04/03/12 (a)	20,000,000	19,991,818
0.264%, 11/02/12 (a)	15,000,000	14,985,539
0.344%, 01/24/13 (a)	10,500,000	10,492,305
Federal National Mortgage Association 0.137%, 04/25/11	8,193,000	8,192,263
0.262%, 07/26/12 (a)	20,000,000	19,994,725
0.307%, 08/23/12 (a)	15,000,000	14,993,639
0.308%, 12/20/12 (a)	10,000,000	9,996,512

		197,618,694

U.S. Treasury—10.9%
U.S. Treasury Bills 0.217%, 06/02/11	25,000,000	24,990,829
0.218%, 06/30/11	20,000,000	19,989,250
0.203%, 07/07/11	15,000,000	14,991,917
0.207%, 07/28/11	20,000,000	19,986,594
0.269%, 09/22/11	15,000,000	14,980,788
0.175%, 09/29/11	25,000,000	24,978,293
U.S. Treasury Notes 4.875%, 05/31/11	15,000,000	15,113,976
5.000%, 08/15/11	20,000,000	20,355,667
4.500%, 09/30/11	20,000,000	20,419,324
0.200%, 10/31/11	15,000,000	15,066,777
4.625%, 10/31/11	15,000,000	15,380,523

		206,253,938

Total U.S. Treasury & Government Agencies (Identified Cost $403,872,632)		403,872,632

Total Investments—101.0% (Identified Cost $1,917,022,472) (b)		1,917,022,472
Liabilities in excess of other assets		(19,264,691)

Net Assets—100.0%		$1,897,757,781

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,917,022,472.

MSF-54

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Commercial Paper*	$—	$898,220,239	$—	$898,220,239
Total Certificates of Deposit*	—	614,929,601	—	614,929,601
Total U.S. Treasury & Government Agencies*	—	403,872,632	—	403,872,632
Total Investments	$—	$1,917,022,472	$—	$1,917,022,472

*	See Schedule of Investments for additional detailed categorizations.

MSF-55

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Lockheed Martin Corp. (a)	374,071	$30,075,308

Automobiles—1.2%
Harley-Davidson, Inc. (a)	1,193,970	50,731,785

Beverages—4.0%
Diageo plc (ADR)	520,988	39,709,705
Heineken Holding NV (EUR)	998,066	48,066,744
The Coca-Cola Co.	1,222,210	81,093,633

		168,870,082

Capital Markets—6.8%
Ameriprise Financial, Inc.	690,096	42,151,064
GAM Holding, Ltd. (CHF)	492,478	9,384,010
Julius Baer Group, Ltd. (CHF)	1,071,244	46,632,324
The Bank of New York Mellon Corp.	5,621,894	167,925,974
The Charles Schwab Corp. (a)	124,000	2,235,720
The Goldman Sachs Group, Inc.	134,930	21,382,357

		289,711,449

Chemicals—2.9%
Air Products & Chemicals, Inc.	224,655	20,259,388
Monsanto Co.	787,218	56,884,372
Potash Corp. of Saskatchewan, Inc.	511,188	30,124,309
Praxair, Inc. (a)	162,275	16,487,140

		123,755,209

Commercial Banks—4.3%
Wells Fargo & Co.	5,702,186	180,759,296

Commercial Services & Supplies—1.7%
Iron Mountain, Inc. (a)	2,340,530	73,094,752

Computers & Peripherals—0.7%
Hewlett-Packard Co.	771,530	31,609,584

Construction Materials—1.1%
Martin Marietta Materials, Inc. (a)	384,700	34,496,049
Vulcan Materials Co. (a)	273,336	12,464,122

		46,960,171

Consumer Finance—4.1%
American Express Co.	3,839,424	173,541,965

Containers & Packaging—1.8%
Sealed Air Corp. (a)	2,834,441	75,566,197

Diversified Financial Services—0.5%
Bank of America Corp.	283,391	3,777,602
JPMorgan Chase & Co.	124,482	5,738,620
Moody’s Corp. (a)	318,330	10,794,571

		20,310,793

Energy Equipment & Services—0.9%
Schlumberger, Ltd.	98,060	9,145,075
Transocean, Ltd. (a) (b)	380,164	29,633,784

		38,778,859

Security Description	Shares	Value

Food & Staples Retailing—7.2%
Costco Wholesale Corp. (a)	2,266,860	$166,206,175
CVS Caremark Corp.	4,083,011	140,128,938

		306,335,113

Food Products—1.2%
Kraft Foods, Inc. (Class A)	686,630	21,532,717
Nestle S.A. (CHF)	206,117	11,860,511
Unilever NV	597,220	18,728,819

		52,122,047

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	678,980	36,508,754
Becton, Dickinson & Co. (a)	413,619	32,932,345

		69,441,099

Health Care Providers & Services—2.0%
Express Scripts, Inc. (b)	1,505,700	83,731,977

Household Durables—0.2%
Hunter Douglas NV (EUR)	126,751	6,472,355

Household Products—1.2%
The Procter & Gamble Co.	853,930	52,602,088

Industrial Conglomerates—0.6%
Tyco International, Ltd.	582,162	26,063,393

Insurance—9.8%
ACE, Ltd. (a)	327,230	21,171,781
AON Corp.	82,810	4,385,618
Berkshire Hathaway, Inc. (Class A) (a) (b)	686	85,955,800
Everest Re Group, Ltd.	137,260	12,103,587
Fairfax Financial Holdings, Ltd.	36,440	13,767,396
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	6,494,268
Loews Corp.	3,105,237	133,804,662
Markel Corp. (a) (b)	9,270	3,841,952
The Progressive Corp.	4,674,571	98,773,685
Transatlantic Holdings, Inc.	720,746	35,078,708

		415,377,457

Internet & Catalog Retail—0.6%
Expedia, Inc. (a)	583,340	13,218,484
Liberty Media Interactive (Series A) (b)	712,550	11,429,302

		24,647,786

Internet Software & Services—0.9%
Google, Inc. (Class A) (b)	68,088	39,913,866

IT Services—0.2%
Visa, Inc. (Class A) (a)	135,640	9,985,817

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc. (b)	1,036,860	46,430,591

Marine—0.9%
China Shipping Development Co., Ltd. (HKD)	8,302,000	9,400,190
Kuehne & Nagel International AG (CHF)	210,099	29,476,536

		38,876,726

MSF-56

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—0.5%
Grupo Televisa S.A.B. (ADR) (b)	389,120	$9,545,114
Liberty Media Starz Group (Series A) (a) (b)	57,907	4,493,583
The Walt Disney Co.	165,730	7,141,306

		21,180,003

Metals & Mining—1.2%
BHP Billiton plc (GBP)	572,522	22,704,018
Rio Tinto plc (GBP)	368,232	25,992,272

		48,696,290

Oil, Gas & Consumable Fuels—15.5%
Canadian Natural Resources, Ltd. (a)	2,692,800	133,105,104
China Coal Energy Co. (H Shares) (HKD)	17,783,600	24,199,332
Devon Energy Corp.	1,635,776	150,115,164
EOG Resources, Inc.	1,350,100	160,000,351
Occidental Petroleum Corp.	1,570,040	164,053,480
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	2,054,600	24,777,004

		656,250,435

Paper & Forest Products—1.6%
Sino-Forest Corp. (CAD) (b)	2,511,180	65,376,471
Sino-Forest Corp. (144A) (CAD) (b)	66,100	1,720,858

		67,097,329

Personal Products—0.2%
Natura Cosmeticos S.A. (BRL)	219,600	6,199,392

Pharmaceuticals—7.7%
Johnson & Johnson	1,521,016	90,120,198
Merck & Co., Inc.	3,414,490	112,712,315
Pfizer, Inc.	2,666,150	54,149,506
Roche Holding AG (CHF)	472,240	67,646,933

		324,628,952

Professional Services—0.6%
Dun & Bradstreet Corp. (a)	333,800	26,784,112

Real Estate Management & Development—1.1%
Brookfield Asset Management, Inc.	540,261	17,536,872
Hang Lung Group, Ltd. (HKD)	4,740,000	29,627,379

		47,164,251

Semiconductors & Semiconductor Equipment—1.8%
Texas Instruments, Inc.	2,258,133	78,041,077

Software—1.5%
Activision Blizzard, Inc. (a)	1,759,500	19,301,715
Microsoft Corp.	1,785,750	45,286,620

		64,588,335

Specialty Retail—2.5%
Bed Bath & Beyond, Inc. (b)	1,496,900	72,255,363
CarMax, Inc. (a) (b)	1,026,999	32,966,668

		105,222,031

Security Description	Shares/Par Amount	Value

Tobacco—1.1%
Philip Morris International, Inc.	725,263	$47,599,011

Transportation Infrastructure—1.2%
China Merchants Holdings International Co., Ltd. (HKD)	10,793,311	45,551,657
LLX Logistica S.A. (BRL) (b)	763,700	2,357,489
PortX Operacoes Portuarias S.A. (BRL) (b)	886,800	2,100,738

		50,009,884

Wireless Telecommunication Services—0.5%
América Movil S.A.B. de C.V. (ADR)	385,440	22,394,064

Total Common Stock (Identified Cost $2,995,394,356)		4,041,620,931

Convertible Bonds & Notes—0.2%

Paper & Forest Products—0.2%
Sino-Forest Corp. (144A) 5.000%, 08/01/13	$5,844,000	8,218,125

Total Convertible Bonds & Notes (Identified Cost $5,844,000)		8,218,125

Short Term Investments—10.4%

Commercial Paper—4.6%
BNP Paribas Finance, Inc. 0.110%, 04/07/11	18,607,000	18,606,659
Intesa Funding, LLC 0.160%, 04/04/11	21,472,000	21,471,714
0.230%, 04/04/11	14,510,000	14,509,722
0.240%, 04/04/11	47,493,000	47,492,050
0.280%, 04/01/11	47,000,000	47,000,000
Societe Generale N.A., Inc. 0.140%, 04/06/11	45,701,000	45,700,111

		194,780,256

Mutual Funds—5.8%
State Street Navigator Securities Lending Prime Portfolio (c)	245,180,687	245,180,687

Total Short Term Investments (Identified Cost $439,960,943)		439,960,943

Total Investments—105.8% (Identified Cost $3,441,199,299) (d)		4,489,799,999
Liabilities in excess of other assets		(244,926,979)

Net Assets—100.0%		$4,244,873,020

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $237,271,253 and the collateral received consisted of cash in the amount of $245,180,687. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.

MSF-57

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $3,416,486,102. The aggregate unrealized appreciation and depreciation of investments was $1,112,783,585 and $(39,469,688), respectively, resulting in net unrealized appreciation of $1,073,313,897 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $16,433,251, which is 0.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$30,075,308	$—	$—	$30,075,308
Automobiles	50,731,785	—	—	50,731,785
Beverages	120,803,338	48,066,744	—	168,870,082
Capital Markets	233,695,115	56,016,334	—	289,711,449
Chemicals	123,755,209	—	—	123,755,209
Commercial Banks	180,759,296	—	—	180,759,296
Commercial Services & Supplies	73,094,752	—	—	73,094,752
Computers & Peripherals	31,609,584	—	—	31,609,584
Construction Materials	46,960,171	—	—	46,960,171
Consumer Finance	173,541,965	—	—	173,541,965
Containers & Packaging	75,566,197	—	—	75,566,197
Diversified Financial Services	20,310,793	—	—	20,310,793
Energy Equipment & Services	38,778,859	—	—	38,778,859
Food & Staples Retailing	306,335,113	—	—	306,335,113
Food Products	40,261,536	11,860,511	—	52,122,047
Health Care Equipment & Supplies	69,441,099	—	—	69,441,099
Health Care Providers & Services	83,731,977	—	—	83,731,977
Household Durables	—	6,472,355	—	6,472,355
Household Products	52,602,088	—	—	52,602,088
Industrial Conglomerates	26,063,393	—	—	26,063,393
Insurance	415,377,457	—	—	415,377,457
Internet & Catalog Retail	24,647,786	—	—	24,647,786
Internet Software & Services	39,913,866	—	—	39,913,866
IT Services	9,985,817	—	—	9,985,817
Life Sciences Tools & Services	46,430,591	—	—	46,430,591
Marine	—	38,876,726	—	38,876,726

MSF-58

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$21,180,003	$—	$—	$21,180,003
Metals & Mining	—	48,696,290	—	48,696,290
Oil, Gas & Consumable Fuels	607,274,099	48,976,336	—	656,250,435
Paper & Forest Products	67,097,329	—	—	67,097,329
Personal Products	—	6,199,392	—	6,199,392
Pharmaceuticals	256,982,019	67,646,933	—	324,628,952
Professional Services	26,784,112	—	—	26,784,112
Real Estate Management & Development	17,536,872	29,627,379	—	47,164,251
Semiconductors & Semiconductor Equipment	78,041,077	—	—	78,041,077
Software	64,588,335	—	—	64,588,335
Specialty Retail	105,222,031	—	—	105,222,031
Tobacco	47,599,011	—	—	47,599,011
Transportation Infrastructure	2,100,738	47,909,146	—	50,009,884
Wireless Telecommunication Services	22,394,064	—	—	22,394,064
Total Common Stock	3,631,272,785	410,348,146	—	4,041,620,931
Total Convertible Bonds & Notes*	—	8,218,125	—	8,218,125
Short Term Investments
Commercial Paper	—	194,780,256	—	194,780,256
Mutual Funds	245,180,687	—	—	245,180,687
Total Short Term Investments	245,180,687	194,780,256	—	439,960,943
Total Investments	$3,876,453,472	$613,346,527	$—	$4,489,799,999

*	See Schedule of Investments for additional detailed categorizations.

MSF-59

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Precision Castparts Corp.	35,390	$5,208,700
The Boeing Co.	97,430	7,203,000
United Technologies Corp.	83,440	7,063,196

		19,474,896

Auto Components—1.1%
Dana Holding Corp. (a) (b)	129,750	2,256,353
Tenneco, Inc. (a) (b)	79,770	3,386,236

		5,642,589

Beverages—1.9%
Dr. Pepper Snapple Group, Inc.	254,760	9,466,882

Biotechnology—1.7%
Biogen Idec, Inc. (b)	73,110	5,365,543
Gilead Sciences, Inc. (b)	71,280	3,025,123

		8,390,666

Capital Markets—5.1%
Invesco, Ltd.	226,900	5,799,564
Morgan Stanley	326,480	8,919,434
TD Ameritrade Holding Corp. (a) (b)	273,470	5,707,319
The Charles Schwab Corp.	267,410	4,821,402

		25,247,719

Chemicals—1.5%
Ashland, Inc.	126,440	7,303,174

Commercial Banks—4.5%
Regions Financial Corp.	525,390	3,814,331
Wells Fargo & Co.	577,340	18,301,678

		22,116,009

Communications Equipment—1.0%
Emulex Corp. (a) (b)	172,650	1,842,175
QUALCOMM, Inc.	60,160	3,298,573

		5,140,748

Computers & Peripherals—3.4%
Apple, Inc. (b)	17,320	6,035,154
Dell, Inc. (b)	227,490	3,300,880
Hewlett-Packard Co.	110,450	4,525,136
Western Digital Corp. (b)	82,220	3,065,984

		16,927,154

Construction & Engineering—0.8%
Foster Wheeler AG (b)	107,110	4,029,478

Diversified Financial Services—9.3%
Bank of America Corp.	261,430	3,484,862
Citigroup, Inc. (b)	2,603,050	11,505,481
CME Group, Inc.	22,740	6,857,247
Interactive Brokers Group, Inc. (a) (b)	188,280	2,991,769
JPMorgan Chase & Co.	448,968	20,697,425

		45,536,784

Security Description	Shares	Value

Diversified Telecommunication Services—4.1%
AT&T, Inc.	171,170	$5,237,802
CenturyLink, Inc. (a)	150,132	6,237,985
Qwest Communications International, Inc.	1,230,840	8,406,637

		19,882,424

Electric Utilities—3.5%
American Electric Power Co., Inc.	171,140	6,013,860
FirstEnergy Corp.	141,013	5,230,172
PPL Corp.	241,410	6,107,673

		17,351,705

Energy Equipment & Services—1.7%
Ensco plc (ADR)	91,200	5,275,008
Oil States International, Inc. (b)	40,830	3,108,796

		8,383,804

Food & Staples Retailing—2.2%
CVS Caremark Corp.	314,070	10,778,882

Health Care Providers & Services—2.8%
Express Scripts, Inc. (b)	67,910	3,776,475
McKesson Corp.	78,690	6,220,445
Medco Health Solutions, Inc. (b)	68,400	3,841,344

		13,838,264

Hotels, Restaurants & Leisure—1.0%
Wyndham Worldwide Corp.	153,440	4,880,926

Household Durables—0.5%
Garmin, Ltd. (a)	66,300	2,244,918

Household Products—3.7%
The Procter & Gamble Co.	291,930	17,982,888

Independent Power Producers & Energy Traders—1.5%
GenOn Energy, Inc. (b)	711,584	2,711,135
NRG Energy, Inc. (b)	208,390	4,488,721

		7,199,856

Industrial Conglomerates—1.0%
General Electric Co.	237,110	4,754,056

Insurance—5.5%
Aegon NV (b)	634,500	4,758,750
Assurant, Inc.	74,400	2,865,144
Genworth Financial, Inc. (Class A) (b)	352,050	4,738,593
Lincoln National Corp.	205,460	6,172,018
Prudential Financial, Inc.	133,900	8,245,562

		26,780,067

Internet & Catalog Retail—1.1%
Expedia, Inc. (a)	248,670	5,634,862

Internet Software & Services—0.9%
Google, Inc. (Class A) (b)	7,400	4,337,954

MSF-60

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.9%
Visa, Inc. (Class A)	58,000	$4,269,960

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc. (b)	91,350	5,074,493

Machinery—3.2%
Cummins, Inc.	54,820	6,009,369
Joy Global, Inc.	33,920	3,351,635
Navistar International Corp. (b)	90,310	6,261,192

		15,622,196

Media—3.4%
Comcast Corp. (Class A)	286,230	7,075,606
DreamWorks Animation SKG, Inc. (b)	143,280	4,001,810
The Walt Disney Co.	133,960	5,772,336

		16,849,752

Multiline Retail—1.0%
Target Corp.	94,390	4,720,444

Oil, Gas & Consumable Fuels—12.9%
Alpha Natural Resources, Inc. (a) (b)	36,820	2,186,003
Chevron Corp.	204,190	21,936,132
Hess Corp.	73,430	6,256,970
Marathon Oil Corp.	213,580	11,385,950
Occidental Petroleum Corp.	103,510	10,815,760
Valero Energy Corp.	258,860	7,719,205
Whiting Petroleum Corp. (b)	44,590	3,275,136

		63,575,156

Pharmaceuticals—6.5%
Merck & Co., Inc.	394,740	13,030,368
Pfizer, Inc.	931,400	18,916,734

		31,947,102

Road & Rail—1.3%
CSX Corp.	83,090	6,530,874

Semiconductors & Semiconductor Equipment—0.4%
Marvell Technology Group, Ltd. (b)	120,300	1,870,665

Specialty Retail—1.6%
Best Buy Co., Inc.	105,030	3,016,461
TJX Cos., Inc.	92,490	4,599,528

		7,615,989

Security Description	Shares	Value

Trading Companies & Distributors—1.1%
WESCO International, Inc. (a) (b)	84,620	$5,288,750

Wireless Telecommunication Services—2.8%
American Tower Corp. (Class A) (b)	105,850	5,485,147
NII Holdings, Inc. (b)	200,980	8,374,837

		13,859,984

Total Common Stock (Identified Cost $414,782,835)		490,552,070

Short Term Investments—5.4%

Mutual Funds—5.4%
State Street Navigator Securities Lending Prime Portfolio (c)	26,633,087	26,633,087

Total Short Term Investments (Identified Cost $26,633,087)		26,633,087

Total Investments—105.3% (Identified Cost $441,415,922) (d)		517,185,157
Liabilities in excess of other assets		(26,182,477)

Net Assets—100.0%		$491,002,680

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $26,975,443 and the collateral received consisted of cash in the amount of $26,633,087 and non-cash collateral with a value of $1,038,463. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $441,415,922. The aggregate unrealized appreciation and depreciation of investments was $81,259,346 and $(5,490,111), respectively, resulting in net unrealized appreciation of $75,769,235 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-61

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$490,552,070	$—	$—	$490,552,070
Total Short Term Investments*	26,633,087	—	—	26,633,087
Total Investments	$517,185,157	$—	$—	$517,185,157

*	See Schedule of Investments for additional detailed categorizations.

MSF-62

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.7%
Precision Castparts Corp.	325,671	$47,932,258
The Boeing Co.	419,044	30,979,923
United Technologies Corp.	400,894	33,935,677

		112,847,858

Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.	208,619	10,460,156
United Parcel Service, Inc. (Class B) (a)	187,687	13,948,898

		24,409,054

Auto Components—1.0%
BorgWarner, Inc. (a) (b)	298,393	23,778,938

Automobiles—1.1%
Bayerische Motoren Werke AG (EUR)	323,710	27,047,199

Biotechnology—3.7%
Alexion Pharmaceuticals, Inc. (b)	75,245	7,425,176
Celgene Corp. (b)	682,494	39,263,880
Gilead Sciences, Inc. (b)	306,621	13,012,995
Vertex Pharmaceuticals, Inc. (b)	625,548	29,982,516

		89,684,567

Capital Markets—2.7%
The Charles Schwab Corp. (a)	1,355,894	24,446,769
The Goldman Sachs Group, Inc.	260,700	41,313,129

		65,759,898

Chemicals—3.6%
E. I. du Pont de Nemours & Co.	713,208	39,205,044
Monsanto Co.	644,104	46,542,955

		85,747,999

Communications Equipment—3.6%
Juniper Networks, Inc. (b)	1,182,211	49,747,439
QUALCOMM, Inc.	688,153	37,731,429

		87,478,868

Computers & Peripherals—7.6%
Apple, Inc. (b)	309,389	107,806,597
EMC Corp. (a) (b)	1,143,246	30,353,181
NetApp, Inc. (a) (b)	932,564	44,930,934

		183,090,712

Consumer Finance—1.1%
American Express Co.	609,144	27,533,309

Energy Equipment & Services—3.5%
Schlumberger, Ltd.	914,120	85,250,831

Food & Staples Retailing—3.4%
Costco Wholesale Corp.	491,292	36,021,529
Whole Foods Market, Inc. (a)	697,410	45,959,319

		81,980,848

Food Products—1.0%
Mead Johnson Nutrition Co.	410,990	23,808,651

Security Description	Shares	Value

Health Care Providers & Services—1.8%
Express Scripts, Inc. (b)	787,793	$43,809,169

Hotels, Restaurants & Leisure—4.2%
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	44,137	12,021,595
Marriott International, Inc. (a)	815,088	29,000,831
McDonald’s Corp.	220,821	16,802,270
Starbucks Corp.	1,176,030	43,454,308

		101,279,004

Internet & Catalog Retail—3.9%
Amazon.com, Inc. (b)	498,643	89,820,563
priceline.com, Inc. (a) (b)	10,631	5,383,964

		95,204,527

Internet Software & Services—5.7%
Baidu, Inc. (ADR) (b)	345,652	47,634,302
Google, Inc. (Class A) (b)	107,881	63,240,921
Mail.ru Group, Ltd. (GDR) (144A) (b)	315,629	9,465,714
Tencent Holdings, Ltd. (HKD) (a)	751,227	18,260,244

		138,601,181

IT Services—6.4%
Cognizant Technology Solutions Corp. (Class A) (b)	316,220	25,740,308
International Business Machines Corp.	506,904	82,660,835
MasterCard, Inc.	180,023	45,315,390

		153,716,533

Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc. (b)	1,003,723	44,946,716
Illumina, Inc. (a) (b)	431,806	30,256,646

		75,203,362

Machinery—3.1%
Deere & Co.	413,576	40,071,379
Ingersoll-Rand plc (a)	742,524	35,871,334

		75,942,713

Media—2.5%
The Walt Disney Co.	1,403,807	60,490,044

Oil, Gas & Consumable Fuels—2.8%
Concho Resources, Inc. (b)	131,230	14,080,979
Occidental Petroleum Corp.	516,602	53,979,743

		68,060,722

Personal Products—1.3%
The Estee Lauder Cos., Inc.	316,524	30,500,253

Pharmaceuticals—6.6%
Allergan, Inc.	458,990	32,597,470
Novo Nordisk A/S (ADR)	197,583	24,743,319
Pfizer, Inc.	1,590,041	32,293,733
Shire plc (ADR) (a)	431,100	37,548,810
Teva Pharmaceutical Industries, Ltd. (ADR)	656,704	32,946,839

		160,130,171

MSF-63

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.1%
Union Pacific Corp.	267,425	$26,295,900

Semiconductors & Semiconductor Equipment—2.4%
Atmel Corp. (b)	954,018	13,003,265
Avago Technologies, Ltd.	521,314	16,212,866
Broadcom Corp.	755,282	29,743,005

		58,959,136

Software—7.4%
Oracle Corp.	2,048,471	68,357,477
Red Hat, Inc. (b)	651,464	29,569,951
Salesforce.com, Inc. (a) (b)	303,499	40,541,396
VMware, Inc. (a) (b)	486,148	39,640,508

		178,109,332

Specialty Retail—1.9%
Bed Bath & Beyond, Inc. (b)	248,662	12,002,915
Tiffany & Co. (a)	401,109	24,644,137
Urban Outfitters, Inc. (a) (b)	322,368	9,616,237

		46,263,289

Textiles, Apparel & Luxury Goods—5.7%
Burberry Group plc (ADR)	410,476	15,515,993
Coach, Inc.	525,606	27,352,536
LVMH Moet Hennessy Louis Vuitton S.A. (ADR)	460,356	14,574,871
Nike, Inc. (a)	562,913	42,612,514
Polo Ralph Lauren Corp.	298,207	36,873,296

		136,929,210

Wireless Telecommunication Services—1.3%
American Tower Corp. (Class A) (b)	607,729	31,492,517

Total Common Stock (Identified Cost $1,839,927,882)		2,399,405,795

Short Term Investments—5.3%

Mutual Funds—4.0%
State Street Navigator Securities Lending Prime Portfolio (c)	96,143,852	96,143,852

Security Description	Par Amount	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $31,679,009 on 04/01/11, collateralized by $25,180,000 Federal National Mortgage Association due 11/15/30 with a value of $32,315,195.	$31,679,000	$31,679,000

Total Short Term Investments (Identified Cost $127,822,852)		127,822,852

Total Investments—104.5% (Identified Cost $1,967,750,734) (d)		2,527,228,647
Liabilities in excess of other assets		(109,943,456)

Net Assets—100.0%		$2,417,285,191

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $94,950,131 and the collateral received consisted of cash in the amount of $96,143,852 and non-cash collateral with a value of $1,470,550. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,967,750,734. The aggregate unrealized appreciation and depreciation of investments was $565,831,691 and $(6,353,778), respectively, resulting in net unrealized appreciation of $559,477,913 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $9,465,714, which is 0.4% of net assets.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

MSF-64

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$112,847,858	$—	$—	$112,847,858
Air Freight & Logistics	24,409,054	—	—	24,409,054
Auto Components	23,778,938	—	—	23,778,938
Automobiles	—	27,047,199	—	27,047,199
Biotechnology	89,684,567	—	—	89,684,567
Capital Markets	65,759,898	—	—	65,759,898
Chemicals	85,747,999	—	—	85,747,999
Communications Equipment	87,478,868	—	—	87,478,868
Computers & Peripherals	183,090,712	—	—	183,090,712
Consumer Finance	27,533,309	—	—	27,533,309
Energy Equipment & Services	85,250,831	—	—	85,250,831
Food & Staples Retailing	81,980,848	—	—	81,980,848
Food Products	23,808,651	—	—	23,808,651
Health Care Providers & Services	43,809,169	—	—	43,809,169
Hotels, Restaurants & Leisure	101,279,004	—	—	101,279,004
Internet & Catalog Retail	95,204,527	—	—	95,204,527
Internet Software & Services	110,875,223	27,725,958	—	138,601,181
IT Services	153,716,533	—	—	153,716,533
Life Sciences Tools & Services	75,203,362	—	—	75,203,362
Machinery	75,942,713	—	—	75,942,713
Media	60,490,044	—	—	60,490,044
Oil, Gas & Consumable Fuels	68,060,722	—	—	68,060,722
Personal Products	30,500,253	—	—	30,500,253
Pharmaceuticals	160,130,171	—	—	160,130,171
Road & Rail	26,295,900	—	—	26,295,900
Semiconductors & Semiconductor Equipment	58,959,136	—	—	58,959,136
Software	178,109,332	—	—	178,109,332
Specialty Retail	46,263,289	—	—	46,263,289
Textiles, Apparel & Luxury Goods	136,929,210	—	—	136,929,210
Wireless Telecommunication Services	31,492,517	—	—	31,492,517
Total Common Stock	2,344,632,638	54,773,157	—	2,399,405,795
Short Term Investments
Mutual Funds	96,143,852	—	—	96,143,852
Repurchase Agreement	—	31,679,000	—	31,679,000
Total Short Term Investments	96,143,852	31,679,000	—	127,822,852
Total Investments	$2,440,776,490	$86,452,157	$—	$2,527,228,647

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
HEICO Corp. (Class B) (a)	30,698	$1,919,239
Hexcel Corp. (b)	110,679	2,179,269

		4,098,508

Air Freight & Logistics—1.7%
Atlas Air Worldwide Holdings, Inc. (b)	80,940	5,643,137
HUB Group, Inc. (b)	55,824	2,020,270

		7,663,407

Auto Components—1.7%
Amerigon, Inc. (a) (b)	151,613	2,315,131
Dana Holding Corp. (b)	113,993	1,982,338
Tenneco, Inc. (b)	84,815	3,600,397

		7,897,866

Biotechnology—1.4%
Cepheid, Inc. (a) (b)	83,668	2,344,377
Genomic Health, Inc. (a) (b)	50,093	1,232,288
Incyte Corp. (b)	70,574	1,118,598
Pharmasset, Inc. (b)	21,944	1,727,212

		6,422,475

Building Products—1.2%
Armstrong World Industries, Inc. (a) (b)	24,901	1,152,169
Griffon Corp. (b)	87,810	1,152,945
NCI Building Systems, Inc. (a) (b)	94,486	1,197,138
Trex Co., Inc. (a) (b)	64,141	2,092,280

		5,594,532

Capital Markets—2.7%
Ares Capital Corp.	127,520	2,155,088
Evercore Partners, Inc. (a)	56,725	1,945,100
Fifth Street Finance Corp. (a)	165,476	2,209,105
Greenhill & Co., Inc.	19,860	1,306,589
Stifel Financial Corp. (a) (b)	66,334	4,762,118

		12,378,000

Chemicals—2.9%
Chemtura Corp. (b)	114,685	1,972,582
Ferro Corp. (b)	140,661	2,333,566
Koppers Holdings, Inc. (a)	54,232	2,315,706
Minerals Technologies, Inc.	18,036	1,235,827
Olin Corp. (a)	56,123	1,286,339
Omnova Solutions, Inc. (b)	99,453	782,695
W.R. Grace & Co. (b)	64,254	2,460,286
Zep, Inc. (a)	67,400	1,173,434

		13,560,435

Commercial Banks—5.3%
Cathay General Bancorp (a)	151,143	2,576,988
City National Corp.	37,482	2,138,348
CVB Financial Corp. (a)	135,149	1,258,237
First Financial Bancorp	108,992	1,819,076
First Horizon National Corp. (a) (b)	118,084	1,323,722
Iberiabank Corp. (a)	34,714	2,087,353
Pinnacle Financial Partners, Inc. (a) (b)	62,966	1,041,458
Popular, Inc. (b)	539,913	1,571,147

Security Description	Shares	Value

Commercial Banks—(Continued)
Prosperity Bancshares, Inc. (a)	44,806	$1,916,353
Signature Bank (b)	79,291	4,472,012
SVB Financial Group (a) (b)	35,139	2,000,463
Wintrust Financial Corp.	59,232	2,176,776

		24,381,933

Commercial Services & Supplies—2.4%
KAR Auction Services, Inc. (b)	47,352	726,380
McGrath Rentcorp	53,437	1,457,227
Rollins, Inc. (a)	135,607	2,752,822
Standard Parking Corp. (b)	113,328	2,012,705
Team, Inc. (a) (b)	27,286	716,531
Waste Connections, Inc. (a)	117,561	3,384,581

		11,050,246

Communications Equipment—2.1%
ADTRAN, Inc.	32,013	1,359,272
Aruba Networks, Inc. (b)	51,353	1,737,786
Brocade Communications Systems, Inc. (b)	331,265	2,037,280
Ciena Corp. (a) (b)	70,868	1,839,733
Harmonic, Inc. (b)	93,234	874,535
Netgear, Inc. (b)	53,617	1,739,335

		9,587,941

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	79,084	1,644,947
MYR Group, Inc. (b)	53,079	1,269,650
URS Corp. (b)	14,287	657,916

		3,572,513

Consumer Finance—1.1%
Cash America International, Inc. (a)	48,122	2,216,018
Dollar Financial Corp. (b)	134,038	2,781,289

		4,997,307

Containers & Packaging—0.5%
Temple-Inland, Inc.	94,391	2,208,749

Distributors—0.2%
Core-Mark Holding Co., Inc. (a) (b)	26,618	879,725

Diversified Consumer Services—0.4%
K12, Inc. (a) (b)	60,427	2,036,390

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	77,138	1,866,740
MSCI, Inc. (b)	49,839	1,835,072
PHH Corp. (a) (b)	75,626	1,646,378

		5,348,190

Diversified Telecommunication Services—0.0%
Neutral Tandem, Inc. (b)	13,141	193,830

Electric Utilities—1.3%
Allete, Inc.	45,545	1,774,889
ITC Holdings Corp.	32,256	2,254,694
UIL Holdings Corp.	58,660	1,790,303

		5,819,886

MSF-66

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—2.2%
AZZ, Inc. (a)	45,212	$2,061,667
GrafTech International, Ltd. (a) (b)	89,729	1,851,109
II-VI, Inc. (b)	42,569	2,117,808
LaBarge, Inc. (b)	22,214	393,188
Polypore International, Inc. (b)	25,603	1,474,221
Thomas & Betts Corp. (b)	37,153	2,209,489

		10,107,482

Electronic Equipment, Instruments & Components—3.8%
Brightpoint, Inc. (b)	103,765	1,124,813
Cognex Corp.	55,466	1,566,914
GSI Group, Inc. (b)	84,911	874,583
IPG Photonics Corp. (a) (b)	34,866	2,011,071
Littelfuse, Inc. (b)	31,401	1,792,997
Maxwell Technologies, Inc. (b)	88,218	1,523,525
Methode Electronics, Inc.	130,520	1,576,682
Rofin-Sinar Technologies, Inc. (b)	37,338	1,474,851
Rogers Corp. (b)	30,024	1,352,881
Scansource, Inc. (b)	67,983	2,582,674
TTM Technologies, Inc. (b)	99,530	1,807,465

		17,688,456

Energy Equipment & Services—2.6%
Dresser-Rand Group, Inc. (a) (b)	45,642	2,447,324
Helix Energy Solutions Group, Inc. (b)	68,394	1,176,377
Lufkin Industries, Inc.	36,973	3,455,866
Oceaneering International, Inc. (b)	56,077	5,016,088

		12,095,655

Food & Staples Retailing—0.6%
Spartan Stores, Inc.	100,389	1,484,753
The Fresh Market, Inc. (b)	29,663	1,119,482

		2,604,235

Food Products—2.6%
Corn Products International, Inc.	41,001	2,124,672
Darling International, Inc. (b)	167,749	2,578,302
Diamond Foods, Inc. (a)	39,341	2,195,228
Fresh Del Monte Produce, Inc. (a) (b)	41,890	1,093,748
J&J Snack Foods Corp.	38,615	1,817,608
Pilgrim’s Pride Corp. (b)	260,440	2,007,992

		11,817,550

Gas Utilities—0.7%
UGI Corp.	95,189	3,131,718

Health Care Equipment & Supplies—3.4%
Accuray, Inc. (a) (b)	133,462	1,205,162
Alere, Inc. (b)	35,475	1,388,491
HeartWare International, Inc. (b)	10,023	857,267
Insulet Corp. (b)	111,963	2,308,677
Natus Medical, Inc. (b)	107,324	1,803,043
NxStage Medical, Inc. (b)	60,867	1,337,857
Teleflex, Inc.	26,766	1,551,893
Volcano Corp. (a) (b)	66,147	1,693,363
West Pharmaceutical Services, Inc. (a)	32,630	1,460,845
Zoll Medical Corp. (a) (b)	44,432	1,990,998

		15,597,596

Security Description	Shares	Value

Health Care Providers & Services—3.4%
ExamWorks Group, Inc. (a) (b)	80,521	$1,789,982
Hanger Orthopedic Group, Inc. (b)	67,145	1,747,784
HMS Holdings Corp. (b)	23,041	1,885,906
Mednax, Inc. (b)	27,071	1,803,199
MWI Veterinary Supply, Inc. (a) (b)	22,726	1,833,534
PSS World Medical, Inc. (a) (b)	75,352	2,045,807
Team Health Holdings, Inc. (b)	91,149	1,593,285
WellCare Health Plans, Inc. (b)	66,414	2,786,067

		15,485,564

Health Care Technology—0.5%
SXC Health Solutions Corp. (b)	44,640	2,446,272

Hotels, Restaurants & Leisure—2.8%
Bob Evans Farms, Inc. (a)	40,001	1,304,033
California Pizza Kitchen, Inc. (b)	49,525	835,982
Isle of Capri Casinos, Inc. (b)	111,558	1,059,801
Life Time Fitness, Inc. (a) (b)	47,748	1,781,478
Panera Bread Co. (b)	14,776	1,876,552
Shuffle Master, Inc. (b)	132,702	1,417,257
Six Flags Entertainment Corp. (a)	11,423	822,456
Texas Roadhouse, Inc. (b)	109,225	1,855,733
Wyndham Worldwide Corp.	54,455	1,732,213

		12,685,505

Household Durables—1.1%
Jarden Corp. (b)	45,023	1,601,468
Leggett & Platt, Inc.	28,043	687,054
Tempur-Pedic International, Inc. (b)	52,712	2,670,390

		4,958,912

Industrial Conglomerates—0.5%
Raven Industries, Inc. (a)	39,170	2,405,821

Insurance—2.3%
Employers Holdings, Inc.	107,047	2,211,591
HCC Insurance Holdings, Inc.	66,562	2,084,056
Old Republic International Corp. (a)	114,406	1,451,812
ProAssurance Corp. (b)	28,369	1,797,744
Reinsurance Group of America, Inc.	37,022	2,324,241
The Hanover Insurance Group, Inc.	13,825	625,581

		10,495,025

Internet & Catalog Retail—0.2%
HSN, Inc. (b)	31,219	999,945

Internet Software & Services—3.4%
Ancestry.com, Inc. (a) (b)	39,853	1,412,789
comScore, Inc. (b)	41,832	1,234,462
Constant Contact, Inc. (a) (b)	54,013	1,885,054
DealerTrack Holdings, Inc. (b)	65,918	1,513,477
Dice Holdings, Inc. (b)	98,465	1,487,806
IAC/InterActiveCorp. (b)	44,573	1,376,860
IntraLinks Holdings, Inc. (b)	42,550	1,137,787
Perficient, Inc. (b)	29,315	352,073
SAVVIS, Inc. (b)	36,733	1,362,427
Vocus, Inc. (b)	71,409	1,846,637
WebMD Health Corp. (b)	40,716	2,175,049

		15,784,421

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.1%
Alliance Data Systems Corp. (b)	9,350	$803,071
InterXion Holding NV (b)	97,781	1,271,153
Wright Express Corp. (a) (b)	57,283	2,969,551

		5,043,775

Life Sciences Tools & Services—0.2%
Pharmaceutical Product Development, Inc.	36,832	1,020,615

Machinery—4.3%
Actuant Corp. (a)	77,221	2,239,409
Albany International Corp. (a)	109,911	2,736,784
Altra Holdings, Inc. (a) (b)	97,614	2,305,643
Chart Industries, Inc. (a) (b)	25,880	1,424,435
Commercial Vehicle Group, Inc. (b)	73,328	1,308,171
John Bean Technologies Corp.	67,488	1,297,794
Meritor, Inc. (b)	47,160	800,305
Middleby Corp. (b)	9,541	889,412
RBC Bearings, Inc. (a) (b)	27,127	1,037,065
Robbins & Myers, Inc. (a)	36,272	1,668,149
Wabash National Corp. (b)	133,503	1,545,965
Wabtec Corp.	11,578	785,336
Westport Innovations, Inc. (a) (b)	83,466	1,834,583

		19,873,051

Marine—0.3%
Kirby Corp. (a) (b)	27,014	1,547,632

Media—2.4%
Arbitron, Inc.	37,093	1,484,833
Harte-Hanks, Inc.	41,150	489,685
IMAX Corp. (a) (b)	67,688	2,164,662
John Wiley & Sons, Inc.	52,043	2,645,866
Liberty Media Starz Group (Series A) (b)	40,699	3,158,243
Live Nation Entertainment, Inc. (b)	39,608	396,080
Madison Square Garden, Inc. (b)	34,304	925,865

		11,265,234

Metals & Mining—1.7%
Haynes International, Inc. (a)	24,355	1,350,485
Horsehead Holding Corp. (b)	137,342	2,341,681
Reliance Steel & Aluminum Co.	42,736	2,469,286
Schnitzer Steel Industries, Inc.	22,153	1,440,166

		7,601,618

Multiline Retail—0.3%
Fred’s, Inc. (a)	116,167	1,547,344

Oil, Gas & Consumable Fuels—4.6%
Approach Resources, Inc. (b)	39,717	1,334,491
Berry Petroleum Co. (a)	40,719	2,054,273
Brigham Exploration Co. (b)	49,337	1,834,350
Cloud Peak Energy, Inc. (b)	64,121	1,384,372
Comstock Resources, Inc. (a) (b)	98,885	3,059,502
Energy Partners, Ltd. (b)	120,758	2,173,644
Oasis Petroleum, Inc. (a) (b)	45,040	1,424,165
Petroleum Development Corp. (a) (b)	25,658	1,231,841
Rosetta Resources, Inc. (b)	78,013	3,708,738

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
SemGroup Corp. (b)	20,725	$583,616
World Fuel Services Corp.	53,199	2,160,411

		20,949,403

Paper & Forest Products—0.3%
Deltic Timber Corp. (a)	20,356	1,360,595

Pharmaceuticals—1.0%
Auxilium Pharmaceuticals, Inc. (a) (b)	54,646	1,173,250
Nektar Therapeutics (a) (b)	125,485	1,188,343
Obagi Medical Products, Inc. (b)	70,477	890,829
Questcor Pharmaceuticals, Inc. (a) (b)	107,448	1,548,326

		4,800,748

Professional Services—1.4%
IHS, Inc. (a) (b)	24,358	2,161,773
The Advisory Board Co. (a) (b)	46,541	2,396,861
The Corporate Executive Board Co.	42,367	1,710,356

		6,268,990

Real Estate Investment Trusts—4.5%
American Campus Communities, Inc. (a)	72,317	2,386,461
BioMed Realty Trust, Inc.	113,245	2,153,920
DuPont Fabros Technology, Inc. (a)	88,770	2,152,672
Hersha Hospitality Trust	267,915	1,591,415
Mid-America Apartment Communities, Inc.	32,646	2,095,873
National Retail Properties, Inc.	61,927	1,618,152
Omega Healthcare Investors, Inc.	93,346	2,085,350
Potlatch Corp. (a)	48,426	1,946,725
Sovran Self Storage, Inc.	32,354	1,279,601
U-Store-It Trust	173,351	1,823,653
UDR, Inc.	73,787	1,798,189

		20,932,011

Road & Rail—1.4%
Genesee & Wyoming, Inc. (a) (b)	64,085	3,729,747
Old Dominion Freight Line, Inc. (b)	51,785	1,817,136
Vitran Corp., Inc. (b)	73,569	1,036,587

		6,583,470

Semiconductors & Semiconductor Equipment—5.2%
Advanced Energy Industries, Inc. (b)	101,692	1,662,664
Cavium Networks, Inc. (b)	43,325	1,946,592
Cohu, Inc.	35,745	549,043
Cymer, Inc. (b)	41,122	2,326,683
Diodes, Inc. (a) (b)	39,381	1,341,317
GT Solar International, Inc. (a) (b)	136,984	1,460,249
Hittite Microwave Corp. (b)	29,527	1,882,937
Inphi Corp. (b)	75,935	1,595,394
Netlogic Microsystems, Inc. (a) (b)	45,121	1,895,984
PMC-Sierra, Inc. (b)	135,633	1,017,248
Power Integrations, Inc. (a)	32,600	1,249,558
Silicon Laboratories, Inc. (b)	29,822	1,288,609
Teradyne, Inc. (a) (b)	132,632	2,362,176
TriQuint Semiconductor, Inc. (b)	93,281	1,204,258
Varian Semiconductor Equipment Associates, Inc. (b)	45,547	2,216,773

		23,999,485

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—4.5%
Ariba, Inc. (a) (b)	86,642	$2,957,958
Concur Technologies, Inc. (a) (b)	36,404	2,018,602
Informatica Corp. (b)	60,728	3,171,823
Monotype Imaging Holdings, Inc. (b)	46,636	676,222
Progress Software Corp. (b)	66,622	1,938,034
QLIK Technologies, Inc. (b)	54,168	1,408,368
Radiant Systems, Inc. (b)	80,750	1,429,275
SS&C Technologies Holdings, Inc. (b)	56,907	1,162,041
SuccessFactors, Inc. (a) (b)	57,197	2,235,831
Ultimate Software Group, Inc. (a) (b)	37,758	2,218,282
VanceInfo Technologies, Inc. (b)	48,824	1,533,562

		20,749,998

Specialty Retail—3.6%
Asbury Automotive Group, Inc. (a) (b)	72,309	1,336,993
DSW, Inc. (Class A) (a) (b)	49,244	1,967,790
Genesco, Inc. (b)	43,591	1,752,358
Hibbett Sports, Inc. (a) (b)	53,620	1,920,132
HOT Topic, Inc.	258,298	1,472,299
OfficeMax, Inc. (b)	47,768	618,118
PEP Boys-Manny, Moe & Jack (a)	160,478	2,039,675
Sally Beauty Holdings, Inc. (a) (b)	121,860	1,707,259
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	39,015	1,877,792
Vitamin Shoppe, Inc. (a) (b)	56,396	1,907,877

		16,600,293

Textiles, Apparel & Luxury Goods—1.7%
Deckers Outdoor Corp. (b)	18,784	1,618,242
G-III Apparel Group, Ltd. (b)	48,594	1,826,162
Kenneth Cole Productions, Inc. (b)	37,872	491,200
Movado Group, Inc. (a) (b)	102,252	1,501,059
Phillips-Van Heusen Corp.	28,169	1,831,830
Vera Bradley, Inc. (b)	10,046	424,042

		7,692,535

Thrifts & Mortgage Finance—0.9%
BankUnited, Inc. (a)	51,407	1,475,895
Capitol Federal Financial, Inc.	118,771	1,338,549
First Niagara Financial Group, Inc.	87,656	1,190,369

		4,004,813

Trading Companies & Distributors—0.8%
H&E Equipment Services, Inc. (a) (b)	70,211	1,369,817
Rush Enterprises, Inc. (a) (b)	70,728	1,400,414
Titan Machinery, Inc. (b)	41,448	1,046,562

		3,816,793

Water Utilities—0.2%
Middlesex Water Co. (a)	61,079	1,111,027

Total Common Stock (Identified Cost $315,682,942)		452,765,520

Short Term Investments—24.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—22.6%
State Street Navigator Securities Lending Prime Portfolio (c)	104,144,445	$104,144,445

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $7,936,002 on 04/01/11, collateralized by $8,510,000 Federal National Mortgage Association due 11/24/20 with a value of $8,095,138.	$7,936,000	7,936,000

Total Short Term Investments (Identified Cost $112,080,445)		112,080,445

Total Investments—122.6% (Identified Cost $427,763,387) (d)		564,845,965
Liabilities in excess of other assets		(104,309,503)

Net Assets—100.0%		$460,536,462

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $101,919,780 and the collateral received consisted of cash in the amount of $104,144,445. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $427,765,874. The aggregate unrealized appreciation and depreciation of investments was $139,269,974 and $(2,189,883), respectively, resulting in net unrealized appreciation of $137,080,091 for federal income tax purposes.

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$452,765,520	$—	$—	$452,765,520
Short Term Investments
Mutual Funds	104,144,445	—	—	104,144,445
Repurchase Agreement	—	7,936,000	—	7,936,000
Total Short Term Investments	104,144,445	7,936,000	—	112,080,445
Total Investments	$556,909,965	$7,936,000	$—	$564,845,965

*	See Schedule of Investments for additional detailed categorizations.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
HEICO Corp. (Class B) (a)	18,513	$1,157,433
Hexcel Corp. (a) (b)	67,458	1,328,248

		2,485,681

Air Freight & Logistics—2.3%
Atlas Air Worldwide Holdings, Inc. (b)	20,682	1,441,949
HUB Group, Inc. (b)	33,803	1,223,331

		2,665,280

Auto Components—2.2%
Amerigon, Inc. (a) (b)	91,885	1,403,084
Tenneco, Inc. (b)	25,745	1,092,875

		2,495,959

Biotechnology—3.3%
Cepheid, Inc. (a) (b)	50,066	1,402,849
Genomic Health, Inc. (a) (b)	30,565	751,899
Incyte Corp. (a) (b)	42,317	670,724
Pharmasset, Inc. (a) (b)	13,277	1,045,033

		3,870,505

Building Products—1.7%
NCI Building Systems, Inc. (a) (b)	57,097	723,419
Trex Co., Inc. (a) (b)	38,872	1,268,005

		1,991,424

Capital Markets—2.8%
Evercore Partners, Inc. (a)	33,945	1,163,974
Greenhill & Co., Inc. (a)	11,880	781,585
Stifel Financial Corp. (a) (b)	17,439	1,251,946

		3,197,505

Commercial Banks—2.1%
Signature Bank (a) (b)	21,625	1,219,650
SVB Financial Group (a) (b)	21,293	1,212,210

		2,431,860

Commercial Services & Supplies—1.1%
Waste Connections, Inc. (a)	44,241	1,273,698

Communications Equipment—1.9%
Aruba Networks, Inc. (a) (b)	31,032	1,050,123
Ciena Corp. (a) (b)	42,427	1,101,405

		2,151,528

Construction & Engineering—0.9%
MasTec, Inc. (a) (b)	47,851	995,301

Diversified Consumer Services—1.1%
K12, Inc. (a) (b)	36,669	1,235,745

Diversified Financial Services—1.0%
MSCI, Inc. (a) (b)	30,243	1,113,547

Security Description	Shares	Value

Electrical Equipment—1.7%
GrafTech International, Ltd. (a) (b)	54,689	$1,128,234
Polypore International, Inc. (a) (b)	15,372	885,120

		2,013,354

Electronic Equipment, Instruments & Components—1.8%
IPG Photonics Corp. (a) (b)	21,096	1,216,817
Maxwell Technologies, Inc. (a) (b)	53,541	924,653

		2,141,470

Energy Equipment & Services—2.0%
Lufkin Industries, Inc. (a)	10,780	1,007,607
Oceaneering International, Inc. (b)	14,285	1,277,793

		2,285,400

Food & Staples Retailing—0.6%
The Fresh Market, Inc. (b)	17,901	675,584

Food Products—1.1%
Diamond Foods, Inc. (a)	23,789	1,327,426

Health Care Equipment & Supplies—5.8%
Accuray, Inc. (a) (b)	80,884	730,383
HeartWare International, Inc. (b)	6,063	518,568
Insulet Corp. (a) (b)	68,130	1,404,841
Natus Medical, Inc. (a) (b)	65,044	1,092,739
NxStage Medical, Inc. (a) (b)	36,439	800,929
Volcano Corp. (a) (b)	39,972	1,023,283
Zoll Medical Corp. (a) (b)	26,814	1,201,535

		6,772,278

Health Care Providers & Services—5.7%
ExamWorks Group, Inc. (a) (b)	48,831	1,085,513
Hanger Orthopedic Group, Inc. (a) (b)	40,313	1,049,347
HMS Holdings Corp. (b)	13,964	1,142,954
MWI Veterinary Supply, Inc. (a) (b)	13,740	1,108,543
PSS World Medical, Inc. (a) (b)	45,473	1,234,592
Team Health Holdings, Inc. (b)	55,240	965,595

		6,586,544

Health Care Technology—1.3%
SXC Health Solutions Corp. (b)	27,031	1,481,299

Hotels, Restaurants & Leisure—3.6%
Life Time Fitness, Inc. (a) (b)	28,359	1,058,074
Panera Bread Co. (a) (b)	8,917	1,132,459
Shuffle Master, Inc. (a) (b)	80,454	859,249
Texas Roadhouse, Inc. (a) (b)	66,004	1,121,408

		4,171,190

Household Durables—1.4%
Tempur-Pedic International, Inc. (a) (b)	31,941	1,618,131

Internet Software & Services—7.3%
Ancestry.com, Inc. (a) (b)	23,837	845,022
comScore, Inc. (a) (b)	25,362	748,432
Constant Contact, Inc. (a) (b)	32,921	1,148,943
DealerTrack Holdings, Inc. (a) (b)	39,964	917,573

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Dice Holdings, Inc. (a) (b)	59,697	$902,022
IntraLinks Holdings, Inc. (a) (b)	25,787	689,544
SAVVIS, Inc. (b)	22,197	823,287
Vocus, Inc. (a) (b)	43,094	1,114,411
WebMD Health Corp. (a) (b)	24,816	1,325,671

		8,514,905

IT Services—0.7%
InterXion Holding NV (b)	59,282	770,666

Machinery—2.6%
Chart Industries, Inc. (b)	15,755	867,155
Robbins & Myers, Inc.	21,684	997,247
Westport Innovations, Inc. (a) (b)	50,438	1,108,628

		2,973,030

Media—1.1%
IMAX Corp. (a) (b)	40,611	1,298,740

Metals & Mining—0.8%
Schnitzer Steel Industries, Inc.	13,423	872,629

Oil, Gas & Consumable Fuels—5.6%
Approach Resources, Inc. (a) (b)	23,887	802,603
Brigham Exploration Co. (a) (b)	29,852	1,109,897
Comstock Resources, Inc. (a) (b)	39,090	1,209,444
Oasis Petroleum, Inc. (b)	26,964	852,602
Rosetta Resources, Inc. (b)	26,692	1,268,938
World Fuel Services Corp. (a)	31,849	1,293,388

		6,536,872

Pharmaceuticals—2.0%
Auxilium Pharmaceuticals, Inc. (a) (b)	33,022	708,982
Nektar Therapeutics (a) (b)	76,079	720,468
Questcor Pharmaceuticals, Inc. (a) (b)	65,143	938,711

		2,368,161

Professional Services—3.3%
IHS, Inc. (a) (b)	14,762	1,310,128
The Advisory Board Co. (b)	28,217	1,453,175
The Corporate Executive Board Co. (a)	25,676	1,036,540

		3,799,843

Road & Rail—1.0%
Genesee & Wyoming, Inc. (a) (b)	20,533	1,195,021

Semiconductors & Semiconductor Equipment—9.1%
Advanced Energy Industries, Inc. (b)	61,710	1,008,958
Cavium Networks, Inc. (b)	25,934	1,165,215
Cymer, Inc. (a) (b)	24,950	1,411,671
GT Solar International, Inc. (a) (b)	81,892	872,969
Hittite Microwave Corp. (b)	17,743	1,131,471
Inphi Corp. (b)	46,133	969,254
Netlogic Microsystems, Inc. (a) (b)	27,341	1,148,869
Power Integrations, Inc. (a)	19,590	750,885
Silicon Laboratories, Inc. (a) (b)	17,845	771,082
Varian Semiconductor Equipment Associates, Inc. (b)	27,268	1,327,134

		10,557,508

Security Description	Shares/Par Amount	Value

Software—8.1%
Ariba, Inc. (a) (b)	52,509	$1,792,657
Concur Technologies, Inc. (a) (b)	21,783	1,207,867
Informatica Corp. (b)	36,351	1,898,613
QLIK Technologies, Inc. (b)	32,734	851,084
SuccessFactors, Inc. (a) (b)	34,242	1,338,520
Ultimate Software Group, Inc. (a) (b)	22,786	1,338,678
VanceInfo Technologies, Inc. (b)	29,710	933,191

		9,360,610

Specialty Retail—4.7%
Asbury Automotive Group, Inc. (a) (b)	43,696	807,939
DSW, Inc. (Class A) (a) (b)	29,248	1,168,750
Hibbett Sports, Inc. (a) (b)	32,359	1,158,776
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	23,634	1,137,505
Vitamin Shoppe, Inc. (a) (b)	34,228	1,157,933

		5,430,903

Textiles, Apparel & Luxury Goods—2.7%
Deckers Outdoor Corp. (a) (b)	11,351	977,889
G-III Apparel Group, Ltd. (a) (b)	29,461	1,107,144
Phillips-Van Heusen Corp.	16,731	1,088,017

		3,173,050

Trading Companies & Distributors—0.5%
Titan Machinery, Inc. (a) (b)	25,047	632,437

Total Common Stock (Identified Cost $73,493,320)		112,465,084

Short Term Investments—23.0%

Mutual Funds—19.9%
State Street Navigator Securities Lending Prime Portfolio (c)	23,084,399	23,084,399

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $3,612,001 on 04/01/11, collateralized by $3,875,000 Federal National Mortgage Association due 11/24/20 with a value of $3,686,094.	$3,612,000	3,612,000

Total Short Term Investments (Identified Cost $26,696,399)		26,696,399

Total Investments—120.0% (Identified Cost $100,189,719) (d)		139,161,483
Liabilities in excess of other assets		(23,218,664)

Net Assets—100.0%		$115,942,819

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $22,529,536 and the collateral received consisted of cash in the amount of $23,084,399. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $100,189,719. The aggregate unrealized appreciation and depreciation of investments was $ 39,364,411 and $(392,647), respectively, resulting in net unrealized appreciation of $38,971,764 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$112,465,084	$—	$—	$112,465,084
Short Term Investments
Mutual Funds	23,084,399	—	—	23,084,399
Repurchase Agreement	—	3,612,000	—	3,612,000
Total Short Term Investments	23,084,399	3,612,000	—	26,696,399
Total Investments	$135,549,483	$3,612,000	$—	$139,161,483

*	See Schedule of Investments for additional detailed categorizations.

MSF-73

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
L-3 Communications Holdings, Inc. (a)	459,500	$35,983,445
Rockwell Collins, Inc. (a)	116,400	7,546,212
Spirit Aerosystems Holdings, Inc. (a) (b)	802,900	20,610,443

		64,140,100

Commercial Services & Supplies—1.5%
Cintas Corp. (a)	740,800	22,424,016

Computers & Peripherals—2.0%
Lexmark International, Inc. (Class A) (a) (b)	828,100	30,672,824

Construction & Engineering—2.3%
Jacobs Engineering Group, Inc. (a) (b)	667,700	34,339,811

Diversified Consumer Services—2.0%
H&R Block, Inc. (a)	1,827,100	30,585,654

Electric Utilities—1.1%
Westar Energy, Inc. (a)	633,300	16,731,786

Electrical Equipment—3.1%
Acuity Brands, Inc. (a)	112,085	6,555,852
Hubbell, Inc. (Class B)	577,251	41,002,138

		47,557,990

Electronic Equipment, Instruments & Components—7.9%
Arrow Electronics, Inc. (b)	1,015,636	42,534,836
Avnet, Inc. (b)	1,154,400	39,353,496
Ingram Micro, Inc. (b)	1,801,100	37,877,133

		119,765,465

Energy Equipment & Services—3.1%
Nabors Industries, Ltd. (b)	531,000	16,131,780
Pride International, Inc. (b)	714,900	30,704,955

		46,836,735

Food & Staples Retailing—3.7%
Sysco Corp. (a)	717,700	19,880,290
The Kroger Co.	1,500,900	35,976,573

		55,856,863

Food Products—2.4%
Campbell Soup Co. (a)	651,600	21,574,476
H.J. Heinz Co. (a)	293,700	14,338,434

		35,912,910

Health Care Providers & Services—2.8%
CIGNA Corp.	768,700	34,038,036
Quest Diagnostics, Inc.	150,300	8,675,316

		42,713,352

Household Durables—1.3%
Mohawk Industries, Inc. (a) (b)	313,830	19,190,705

Insurance—15.7%
Alleghany Corp. (b)	126,655	41,920,418
Allied World Assurance Co. Holdings, Ltd.	252,677	15,840,321

Security Description	Shares	Value

Insurance—(Continued)
AON Corp.	736,388	$38,999,108
Arch Capital Group, Ltd. (a) (b)	291,100	28,874,209
Fidelity National Financial, Inc. (a)	2,086,200	29,478,006
The Allstate Corp.	941,500	29,920,870
The Progressive Corp.	1,538,100	32,500,053
W.R. Berkley Corp. (a)	647,000	20,839,870

		238,372,855

Internet Software & Services—1.3%
Open Text Corp. (a) (b)	311,400	19,406,448

IT Services—6.3%
Broadridge Financial Solutions, Inc.	48,400	1,098,196
SAIC, Inc. (a) (b)	1,728,200	29,241,144
The Western Union Co. (a)	1,738,200	36,102,414
Total System Services, Inc. (a)	1,640,800	29,567,216

		96,008,970

Leisure Equipment & Products—1.8%
Mattel, Inc.	1,071,300	26,707,509

Machinery—1.1%
Flowserve Corp. (a)	125,500	16,164,400

Media—1.7%
Omnicom Group, Inc. (a)	522,300	25,624,038

Multi-Utilities—6.2%
DTE Energy Co.	324,800	15,902,208
OGE Energy Corp.	575,100	29,077,056
SCANA Corp. (a)	589,700	23,216,489
Wisconsin Energy Corp.	21,700	661,850
Xcel Energy, Inc.	1,049,500	25,072,555

		93,930,158

Oil, Gas & Consumable Fuels—5.7%
Cimarex Energy Co. (a)	218,400	25,168,416
Range Resources Corp. (a)	533,800	31,205,948
Southwestern Energy Co. (b)	715,500	30,745,035

		87,119,399

Professional Services—6.4%
Dun & Bradstreet Corp. (a)	186,100	14,932,664
Equifax, Inc.	882,900	34,300,665
Manpower, Inc.	297,900	18,731,952
Towers Watson & Co.	526,300	29,188,598

		97,153,879

Real Estate Investment Trusts—1.7%
Annaly Capital Management, Inc. (a)	1,471,300	25,674,185

Road & Rail—1.1%
Ryder System, Inc.	316,000	15,989,600

Semiconductors & Semiconductor Equipment—5.8%
Analog Devices, Inc.	729,700	28,735,586
Applied Materials, Inc.	1,863,500	29,107,870
National Semiconductor Corp. (a)	2,075,600	29,764,104

		87,607,560

MSF-74

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Software—1.8%
Synopsys, Inc. (b)	966,600	$26,726,490

Water Utilities—1.9%
American Water Works Co., Inc.	1,044,400	29,295,420

Total Common Stock (Identified Cost $1,105,230,484)		1,452,509,122

Short Term Investments—14.9%

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (c)	168,743,569	168,743,569

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $56,405,016 on 04/01/11, collateralized by $60,485,000 Federal National Mortgage Association due 11/24/20 with a value of $57,536,356.	$56,405,000	56,405,000

Total Short Term Investments (Identified Cost $225,148,569)		225,148,569

Total Investments—110.8% (Identified Cost $1,330,379,053) (d)		1,677,657,691
Liabilities in excess of other assets		(163,019,648)

Net Assets—100.0%		$1,514,638,043

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $165,139,108 and the collateral received consisted of cash in the amount of $168,743,569. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,330,379,053. The aggregate unrealized appreciation and depreciation of investments was $350,804,874 and $(3,526,236), respectively, resulting in net unrealized appreciation of $347,278,638 for federal income tax purposes.

MSF-75

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,452,509,122	$—	$—	$1,452,509,122
Short Term Investments
Mutual Funds	168,743,569	—	—	168,743,569
Repurchase Agreement	—	56,405,000	—	56,405,000
Total Short Term Investments	168,743,569	56,405,000	—	225,148,569
Total Investments	$1,621,252,691	$56,405,000	$—	$1,677,657,691

*	See Schedule of Investments for additional detailed categorizations.

MSF-76

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.3% of Net Assets

Security Description	Shares	Value

Australia—8.1%
A-Cap Resources, Ltd. (a)	5,318	$1,984
Acrux, Ltd. (a) (b)	47,161	147,802
Adamus Resources, Ltd. (a)	73,763	56,752
Adelaide Brighton, Ltd.	221,157	736,911
Aditya Birla Minerals, Ltd. (b)	37,610	57,530
AED Oil, Ltd. (a) (b)	93,946	24,703
AJ Lucas Group, Ltd. (b)	27,744	52,020
Alchemia, Ltd. (a)	56,649	40,371
AlesCo.Corp., Ltd.	53,425	177,083
Alkane Resources, Ltd. (a)	49,902	97,332
Alliance Resources, Ltd. (a)	81,385	26,955
Allied Gold, Ltd. (a)	156,970	102,506
Amalgamated Holdings, Ltd.	32,181	198,307
Amcom Telecommunications, Ltd.	234,284	81,301
Ampella Mining, Ltd. (a)	5,910	18,352
Ansell, Ltd.	77,271	1,081,417
Antares Energy, Ltd. (a)	95,957	44,842
APA Group (b)	225,105	981,244
Apex Minerals NL (a)	1,068,781	13,286
APN News & Media, Ltd.	246,131	395,667
Arafura Resources, Ltd. (a) (b)	96,318	122,856
ARB Corp., Ltd.	20,809	178,102
Aristocrat Leisure, Ltd. (b)	82,629	277,941
ASG Group, Ltd. (b)	51,299	53,869
Aspire Mining, Ltd. (a)	78,512	80,539
Atlantic, Ltd. (a)	13,212	26,590
Atlas Iron, Ltd.	262,834	1,013,638
Aurora Oil & Gas, Ltd. (a)	103,318	315,503
Ausdrill, Ltd. (b)	60,769	240,511
Ausenco., Ltd. (b)	28,077	97,324
Austal, Ltd.	24,582	77,474
Austar United Communications, Ltd. (a)	294,317	400,403
Austbrokers Holdings, Ltd.	11,722	77,716
Austereo Group, Ltd.	60,601	131,762
Austin Engineering, Ltd.	12,481	61,953
Australian Agricultural Co., Ltd. (b)	85,033	141,631
Australian Infrastructure Fund	247,994	492,107
Australian Pharmaceutical Industries, Ltd.	157,007	52,156
Australian Worldwide Exploration, Ltd. (a)	243,914	437,023
Automotive Holdings Group	92,092	267,663
AV Jennings, Ltd.	7,380	4,029
Azumah Resources, Ltd. (a)	30,017	18,233
Bandanna Energy, Ltd. (a)	67,170	122,881
Bank of Queensland, Ltd.	64,095	658,438
Bannerman Resources, Ltd. (a)	54,366	23,677
BC Iron, Ltd. (a)	27,808	70,772
Beach Petroleum, Ltd.	497,787	499,672
Berkeley Resources, Ltd. (a)	25,720	26,920
Billabong International, Ltd. (b)	54,673	427,139
Bionomics, Ltd. (a)	51,919	27,989
Biota Holdings, Ltd. (a) (b)	70,678	76,811
Blackmores, Ltd.	4,906	151,933
Boart Longyear Group	211,078	1,021,706
Boom Logistics, Ltd.	57,490	22,930
Boulder Steel, Ltd. (a)	19,202	2,090
Bow Energy, Ltd. (a)	104,887	109,199
Bradken, Ltd.	71,633	581,904
Breville Group, Ltd.	1,180	4,395
Brickworks, Ltd.	796	9,057

Security Description	Shares	Value

Australia—(Continued)
Brockman Resources, Ltd. (b)	46,159	$282,873
BT Investment Management, Ltd.	11,643	33,055
Cabcharge Australia, Ltd.	58,685	335,373
Campbell Brothers, Ltd.	28,680	1,376,236
Cape Lambert Iron Ore, Ltd. (a)	97,229	54,807
Cardno, Ltd.	23,391	141,460
Carnarvon Petroleum, Ltd. (a)	261,557	91,559
Carnegie Corp., Ltd. (a)	63,298	6,547
carsales.com.au, Ltd. (b)	7,410	39,733
Cash Converters International, Ltd.	89,886	74,165
Catalpa Resources, Ltd. (a)	43,540	79,960
Cellestis, Ltd. (a)	25,191	77,764
Centrebet International, Ltd.	9,600	16,488
Centrex Metals, Ltd. (a)	25,334	10,081
Ceramic Fuel Cells, Ltd. (a)	335,470	43,374
CGA Mining, Ltd. (a)	7,066	22,340
Chalice Gold Mines, Ltd. (a)	25,904	13,339
Challenger Financial Services Group, Ltd.	282,888	1,444,339
Chandler Macleod Group, Ltd.	16,111	9,124
Chemgenex Pharmaceuticals, Ltd.	34,831	23,272
Citigold Corp., Ltd. (a)	104,691	10,403
Clean Seas Tuna, Ltd. (a)	857	128
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	16,559
Clough, Ltd.	89,000	77,434
Coal of Africa, Ltd. (a)	162,768	193,525
Coalspur Mines, Ltd. (a) (b)	106,861	236,693
Cockatoo Coal, Ltd. (a)	360,139	181,963
Codan, Ltd.	44,453	67,009
Coffey International, Ltd.	21,485	15,681
Collection House, Ltd.	18,260	14,348
Comet Ridge, Ltd. (a)	17,561	2,819
ConnectEast Group (b)	1,832,262	863,222
Conquest Mining, Ltd. (a)	140,042	83,208
Consolidated Media Holdings, Ltd. (b)	220,029	642,714
Continental Coal, Ltd. (a)	382,843	24,283
Cooper Energy, Ltd. (a)	123,859	52,577
Count Financial, Ltd. (b)	64,404	82,305
Credit Corp. Group, Ltd.	10,896	64,267
Crescent Gold, Ltd. (a)	55,131	2,822
CSG, Ltd.	103,334	149,565
CSR, Ltd.	31,771	107,844
Cudeco, Ltd. (a)	51,210	163,904
Cue Energy Resources, Ltd. (a)	195,411	68,914
Customers, Ltd. (a)	33,696	50,583
Data #3, Ltd.	665	10,484
David Jones, Ltd. (b)	112,834	554,867
Decmil Group, Ltd. (a)	29,809	107,068
Deep Yellow, Ltd. (a)	335,540	77,186
Devine, Ltd.	184,720	51,645
Discovery Metals, Ltd. (a)	145,887	189,937
Domino’s Pizza Enterprises, Ltd.	11,943	76,693
Downer EDI, Ltd. (b)	148,392	582,093
Dragon Mining, Ltd. (a)	2,861	4,992
Drillsearch Energy, Ltd. (a)	27,559	18,840
DUET Group	436,507	756,492
DuluxGroup, Ltd. (b)	106,955	300,075
DWS Advanced Business Solutions, Ltd.	24,661	36,875
Dyesol, Ltd. (a)	37,128	31,741
Eastern Star Gas, Ltd. (a) (b)	321,107	250,811

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Elders, Ltd. (b)	166,506	$86,990
Elemental Minerals, Ltd. (a)	9,144	25,106
Emeco Holdings, Ltd.	231,231	290,344
Energy Resources of Australia, Ltd.	1,418	11,681
Energy World Corp., Ltd.	437,888	219,600
Envestra, Ltd.	509,028	316,234
Equatorial Resources, Ltd. (a)	6,460	19,990
Eservglobal, Ltd.	43,068	30,557
Euroz, Ltd.	8,343	17,241
Exco Resources, Ltd. (a)	62,226	37,979
Extract Resources, Ltd. (a)	22,616	184,397
Fantastic Holdings, Ltd.	250	593
Ferraus, Ltd. (a)	40,308	33,382
Finbar Group, Ltd.	3,897	4,198
FKP Property Group (b)	503,287	443,214
Fleetwood Corp., Ltd.	37,965	475,681
FlexiGroup, Ltd.	62,397	125,384
Flight Centre, Ltd. (b)	25,757	593,883
Flinders Mines, Ltd. (a)	503,440	95,306
Focus Minerals, Ltd. (a)	350,050	31,528
Forge Group, Ltd.	13,647	95,040
Forte Energy NL (a)	61,924	5,179
Galaxy Resources, Ltd. (a) (b)	50,341	67,813
Geodynamics, Ltd. (a)	82,317	25,690
Ginalbie Metals, Ltd. (a) (b)	287,521	337,315
Gloucester Coal, Ltd. (a)	10,879	123,687
Gold One International, Ltd. (a)	265,777	117,008
Goodman Fielder, Ltd.	604,465	769,765
GrainCorp., Ltd.	100,018	787,453
Grange Resources, Ltd. (a)	120,000	81,266
Greenland Minerals & Energy, Ltd. (a)	35,524	36,068
Gryphon Minerals, Ltd. (a)	19,031	39,305
GUD Holdings, Ltd.	35,495	352,037
Gujarat NRE Coking Coal, Ltd. (a)	18,343	11,307
Gunns, Ltd. (b)	443,508	284,261
GWA International, Ltd.	136,258	466,781
Hastie Group, Ltd. (c)	57,395	54,991
Heron Resources, Ltd. (a)	35,984	7,991
HFA Holdings, Ltd.	45,623	60,668
Highlands Pacific, Ltd. (a)	173,904	62,382
Hillgrove Resources, Ltd.	69,463	20,474
Hills Industries, Ltd.	34,454	54,555
Horizon Oil, Ltd.	306,459	117,889
Icon Energy, Ltd. (a)	103,127	23,858
iiNET, Ltd.	29,332	80,469
Iluka Resources, Ltd. (a)	1,099	15,111
Imdex, Ltd.	56,956	123,709
IMF Australia, Ltd.	36,858	61,235
IMX Resources, Ltd. (a)	7,034	4,516
Independence Group NL (b)	33,492	228,317
Indophil Resources NL (a)	55,747	37,255
Industrea, Ltd.	133,245	193,095
Infigen Energy (b)	389,202	148,979
Infomedia, Ltd.	67,545	17,492
Integra Mining, Ltd. (a)	226,101	109,071
Integrated Research, Ltd.	28,972	9,597
Intrepid Mines, Ltd. (a) (b)	115,210	245,255
Invocare, Ltd.	52,080	382,166
IOOF Holdings, Ltd.	107,724	808,976

Security Description	Shares	Value

Australia—(Continued)
Iress Market Technology, Ltd.	51,660	$499,648
Iron Ore Holdings, Ltd. (a)	17,526	34,501
iSOFT Group, Ltd.	340,747	18,492
Ivanhoe Australia, Ltd. (a) (b)	25,761	88,735
Jabiru Metals, Ltd. (a)	194,534	161,009
JB Hi-Fi, Ltd. (b)	50,206	1,044,917
Jupiter Mines, Ltd. (a)	63,164	35,918
Kagara, Ltd.	25,207	16,006
Kangaroo Resources, Ltd. (a)	196,326	25,511
Karoon Gas Australia, Ltd. (a)	66,375	491,807
Kingsgate Consolidated, Ltd. (b)	54,496	488,719
Kingsrose Mining, Ltd. (a) (b)	78,221	141,713
Linc Energy, Ltd. (a)	119,994	362,170
Liquefied Natural Gas, Ltd. (a)	11,253	5,888
Lycopodium, Ltd.	1,794	12,720
M2 Telecommunications Group, Ltd. (b)	24,748	94,837
Macmahon Holdings, Ltd.	344,513	201,370
Macquarie Telecom Group, Ltd.	3,983	46,035
Magma Metals, Ltd. (a)	61,670	22,428
Mantra Resources, Ltd. (a)	10,048	69,603
Marengo Mining, Ltd. (a)	125,291	40,250
Matrix Composites & Engineering, Ltd. (b)	8,883	84,196
McMillan Shakespeare, Ltd.	15,824	160,270
McPherson’s Ltd.	21,089	69,963
Medusa Mining, Ltd.	39,249	285,553
Melbourne IT, Ltd.	32,435	62,404
MEO Australia, Ltd. (a)	220,030	48,920
Mermaid Marine Australia, Ltd.	90,016	299,185
Mesoblast, Ltd. (a) (b)	48,994	367,363
Metals X, Ltd. (a)	122,921	38,049
Metgasco, Ltd. (a)	143,193	51,150
Minara Resources, Ltd. (b)	192,345	152,110
Mincor Resources NL	55,742	79,230
Mineral Deposits, Ltd. (a)	10,701	80,470
Mineral Resources, Ltd.	53,299	688,228
Mirabela Nickel, Ltd. (a) (b)	59,990	122,426
Molopo Australia, Ltd.	90,190	83,560
Moly Mines, Ltd. (a) (b)	32,667	35,282
Monadelphous Group, Ltd. (b)	35,802	792,833
Morning Star Gold NL (a)	33,455	13,455
Mortgage Choice, Ltd.	27,374	41,782
Mount Gibson Iron, Ltd.	306,999	631,443
Murchison Metals, Ltd. (a) (b)	99,288	102,193
Myer Holdings, Ltd.	198,691	660,365
Nanosonics, Ltd. (a)	56,370	54,794
Navitas, Ltd.	169,383	749,768
Neptune Marine Services, Ltd. (a)	74,800	3,564
Nexbis, Ltd. (a)	121,902	12,586
NIB Holdings, Ltd.	97,384	142,865
Nido Petroleum, Ltd. (a)	522,236	59,326
Norfolk Group, Ltd.	47,507	63,202
North Australian Diamonds, Ltd. (a)	582	209
Northern Energy Corp., Ltd. (a) (b)	29,448	50,917
Northern Iron, Ltd. (a) (b)	34,445	61,498
Norton Gold Fields, Ltd. (a)	119,909	20,495
NRW Holdings, Ltd.	51,247	152,897
Nucoal Resources NL (a)	80,799	37,595
Nufarm, Ltd. (b)	104,906	563,550
Oaks Hotels & Resorts, Ltd.	12,541	4,660

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Oakton, Ltd.	32,057	$76,251
Orocobre, Ltd. (a)	20,107	52,992
OrotonGroup, Ltd.	3,352	27,718
Otto Energy, Ltd. (a)	308,140	30,008
Pacific Brands, Ltd.	738,497	646,324
Pan Pacific Petroleum NL (a)	55,564	8,907
PanAust, Ltd. (a)	1,136,101	921,600
Panoramic Resources, Ltd.	70,453	165,271
PaperlinX, Ltd. (b)	340,846	125,250
Patties Foods, Ltd.	762	1,112
Peet, Ltd.	48,359	96,729
Peninsula Energy, Ltd. (a)	454,116	41,900
Perilya, Ltd.	53,814	35,868
Perpetual, Ltd. (b)	19,754	594,857
Perseus Mining, Ltd. (a)	138,950	444,797
Petsec Energy, Ltd. (a)	3,946	920
Pharmaxis, Ltd. (a)	99,632	276,090
Photon Group, Ltd.	319,019	22,844
Platinum Australia, Ltd. (a) (b)	116,796	71,230
Pluton Resources, Ltd. (a)	16,329	15,125
PMP, Ltd.	104,593	79,489
Premier Investments, Ltd.	22,452	147,561
Prima Biomed, Ltd. (a)	213,074	60,693
Primary Health Care, Ltd.	201,110	686,667
Prime Media Group, Ltd.	1,327	989
PrimeAg Australia, Ltd. (a)	7,839	12,093
Probiotec, Ltd.	13,845	8,174
Programmed Maintenance Services, Ltd.	41,023	72,349
Quickstep Holdings, Ltd. (a)	31,204	11,307
Ramelius Resources, Ltd. (a)	71,244	104,596
RCR Tomlinson, Ltd.	13,292	23,338
REA Group, Ltd.	33,617	457,906
Reckon, Ltd.	24,309	65,474
Red Fork Energy, Ltd. (a)	32,178	15,073
Red Hill Iron, Ltd. (a)	3,707	8,735
Redflex Holdings, Ltd.	17,543	46,157
Reed Resources, Ltd. (a)	24,760	14,865
Regional Express Holdings, Ltd. (a)	9,952	10,130
Regis Resources, Ltd. (a)	98,371	229,256
Resolute Mining, Ltd. (b)	154,408	200,450
Resource & Investment NL (a)	1,284	1,508
Resource Generation, Ltd. (a)	44,432	42,398
Retail Food Group, Ltd.	25,018	74,647
Rex Minerals, Ltd. (a)	23,357	69,821
Rialto Energy, Ltd. (a)	13,119	6,309
Ridley Corp., Ltd.	94,194	119,039
Riversdale Mining, Ltd. (b)	92,987	1,588,861
Robust Resources, Ltd. (a)	3,414	6,684
Roc Oil Co., Ltd. (a)	348,894	142,017
Rock Building Society, Ltd.	1,453	3,624
RP Data, Ltd.	7,597	13,212
Runge, Ltd.	4,190	2,003
Ruralco Holdings, Ltd.	2,336	7,195
SAI Global, Ltd.	78,414	406,958
Salmat, Ltd.	36,428	137,282
Sandfire Resources NL (a)	55,851	393,353
Saracen Mineral Holdings, Ltd.	91,120	69,711
Sedgman, Ltd.	35,928	69,153
Seek, Ltd.	93,134	653,046

Security Description	Shares	Value

Australia—(Continued)
Select Harvests, Ltd.	8,048	$24,914
Senex Energy, Ltd. (a)	99,714	38,710
Servcorp, Ltd.	18,320	56,022
Service Stream, Ltd.	34,463	23,839
Seven Group Holdings, Ltd.	48,283	448,022
Sigma Pharmaceuticals, Ltd.	621,692	315,307
Sihayo Gold, Ltd. (a)	40,036	9,514
Silex Systems, Ltd. (a)	42,628	210,613
Silver Lake Resources, Ltd. (a)	34,334	74,018
Sirtex Medical, Ltd. (a)	18,491	101,651
Skilled Group, Ltd.	35,531	71,535
Slater & Gordon, Ltd.	580	1,351
SMS Management & Technology, Ltd.	27,181	182,487
Southern Cross Electrical Engineering, Ltd.	13,042	14,187
Southern Cross Media Group	176,836	303,272
Spark Infrastructure Group	688,162	797,569
Specialty Fashion Group, Ltd. (b)	46,931	51,051
Spotless Group, Ltd. (b)	124,066	248,854
St. Barbara, Ltd.	126,668	285,896
Starpharma Holdings, Ltd. (a)	62,500	80,205
Straits Resources, Ltd. (a)	39,613	33,440
Strike Resources, Ltd. (a)	13,614	5,211
STW Communications Group, Ltd.	122,011	152,705
Sundance Energy Australia, Ltd. (a)	57,204	57,363
Sundance Resources, Ltd. (a)	585,574	281,427
Sunland Group, Ltd.	93,411	67,245
Super Cheap Auto Group, Ltd.	41,121	299,444
Swick Mining Services, Ltd. (a)	44,723	15,057
Talent2 International, Ltd.	14,642	25,246
Talisman Mining, Ltd. (a)	8,018	7,010
Tanami Gold NL (a)	58,725	53,500
Tap Oil, Ltd.	106,752	122,664
Tassal Group, Ltd.	62,669	110,357
Technology One, Ltd.	38,530	38,308
Ten Network Holdings, Ltd.	257,217	348,594
Teranga Gold Corp. (a) (b)	26,882	69,583
Terramin Australia, Ltd. (a)	34,330	12,443
TFS Corp., Ltd.	52,699	44,225
Thakral Holdings Group (REIT)	143,461	74,477
The Reject Shop, Ltd. (b)	11,148	140,037
Thorn Group, Ltd.	49,951	113,248
Tiger Resources, Ltd. (a)	107,569	60,661
Toro Energy, Ltd. (a)	57,265	5,934
Tower Australia Group, Ltd.	187,024	765,928
Tox Free Solutions, Ltd. (a)	14,167	30,813
TPG Telecom, Ltd.	249,608	430,905
Transfield Services Infrastructure Fund (b)	166,787	136,278
Transfield Services, Ltd. (b)	246,536	854,469
Transpacific Industries Group, Ltd. (a)	173,520	201,788
Troy Resources NL	20,344	79,709
Trust Co., Ltd.	3,656	23,349
United Group, Ltd.	52,164	846,769
Unity Mining, Ltd.	45,078	3,937
UXC, Ltd.	101,253	66,520
Village Roadshow, Ltd.	20,281	86,154
Virgin Blue Holdings, Ltd.	968,773	315,732
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	5,755	25,930
Watpac, Ltd.	37,999	61,749

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
WDS, Ltd.	58,280	$42,221
Webjet, Ltd.	17,109	34,542
West Australian Newspapers Holdings, Ltd. (b)	61,766	339,497
Western Areas NL (b)	55,986	391,292
White Energy Co., Ltd. (a) (b)	78,162	251,033
WHK Group, Ltd.	95,315	94,727
Wide Bay Australia, Ltd.	8,906	91,505
Wotif.com Holdings, Ltd. (b)	51,701	292,205
WPG Resources, Ltd. (a)	42,581	30,385

		64,175,855

Austria—0.8%
A-TEC Industries AG	1,749	5,232
Agrana Beteiligungs AG	1,574	180,754
Andritz AG (b)	1,182	110,299
Austria Technologie & Systemtechnik AG	5,013	112,798
bwin Interactive Entertainment AG (a)	12,484	494,701
BWT AG	1,843	54,052
CA Immobilien Anlagen AG (a)	11,368	209,747
CAT Oil AG	3,768	38,919
EVN AG (b)	12,148	227,009
Flughafen Wien AG	5,320	338,287
Intercell AG (a) (b)	15,606	199,315
Kapsch TrafficCom AG	949	84,286
Lenzing AG	1,148	144,259
Mayr Melnhof Karton AG	3,602	421,135
Oberbank AG	174	11,105
Oesterreichische Post AG (b)	17,148	587,338
Palfinger AG (b)	5,413	200,239
POLYTEC Holding AG	3,267	30,174
RHI AG (a)	12,102	436,937
Rosenbauer International AG	555	31,901
Schoeller-Bleckmann Oilfield Equipment AG	4,650	458,098
Semperit AG Holding (b)	2,842	165,648
Strabag SE	2,132	67,826
Uniqa Versicherungen AG	4,427	100,390
Warimpex Finanz-und Beteiligungs AG	4,925	17,784
Wienerberger AG	58,361	1,177,107
Wolford AG	856	32,203
Zumtobel AG	16,442	562,138

		6,499,681

Belgium—1.0%
Ablynx NV (a)	3,569	42,297
Ackermans & van Haaren NV	10,676	1,032,641
AGFA-Gevaert NV	86,666	375,268
AGFA-Gevaert NV (VVPR Strip) (a)	21,666	92
Arseus NV	2,085	35,636
Atenor Group	224	11,050
Banque Nationale de Belgique	88	437,879
Barco NV	2,759	212,623
Compagnie d’Entreprises CFE	3,390	281,536
Compagnie Immobiliere de Belgique S.A.	1,022	45,385
Compagnie Maritime Belge S.A.	2,195	64,955
D’ieteren S.A.	7,804	535,352
Deceuninck NV	22,460	64,977
Deceuninck NV (VVPR Strip)	17,412	74
Devgen (a)	3,173	27,200

Security Description	Shares	Value

Belgium—(Continued)
Duvel Moortgat S.A.	136	$14,233
Econocom Group	3,742	82,297
Elia System Operator S.A.	9,848	402,315
Euronav NV	11,341	175,573
EVS Broadcast Equipment S.A.	4,586	292,141
Exmar NV	8,113	77,097
Galapagos NV (a)	4,909	82,067
Gimv NV	225	13,566
Hamon & CIE S.A.	226	8,776
Ion Beam Applications	3,465	40,092
IRIS	560	28,597
Kinepolis	1,629	130,567
Lotus Bakeries S.A.	29	16,458
Melexis NV	5,734	102,315
Nyrstar	71,799	1,035,873
Nyrstar (VVPR Strip) (a)	23,989	204
Omega Pharma S.A.	8,374	403,834
Option NV	9,790	7,230
RealDolmen NV	42	8
RealDolmen NV (Post Reverse Split Shares)	737	15,915
Recticel S.A.	4,073	45,402
Resilux	55	4,814
Roularta Media Group NV	701	23,829
Sioen Industries NV	1,153	11,053
Sipef S.A.	1,740	172,514
Telenet Group Holding NV (a)	27,321	1,281,394
Tessenderlo Chemie NV	6,088	218,356
Tessenderlo Chemie NV (VVPR Strip) (a)	189	121
ThromboGenics NV (a)	5,803	177,787
Van de Velde	2,138	120,538

		8,151,931

Canada—15.2%
5N Plus, Inc. (a)	12,421	118,484
Aastra Technologies, Ltd. (a)	3,324	85,169
Aberdeen International, Inc.	9,500	8,212
Absolute Software Corp. (a) (b)	19,254	62,806
Advantage Oil & Gas, Ltd. (a)	84,244	754,191
Aecon Group, Inc. (b)	26,300	268,196
AEterna Zentaris, Inc. (a) (b)	12,766	24,959
AG Growth International, Inc. (b)	5,038	236,814
AGF Management, Ltd.	46,037	928,983
Ainsworth Lumber Co., Ltd. (a)	16,295	64,556
Air Canada (a)	15,459	38,815
Akita Drilling, Ltd.	2,003	22,878
Alacer Gold Corp. (a)	78,337	718,237
Alamos Gold, Inc. (a)	60,790	959,579
Alarmforce Industries, Inc. (a)	2,200	24,902
Alexco Resource Corp. (a)	18,644	163,073
Alexis Minerals Corp. (a)	18,500	2,284
Algoma Central Corp.	441	45,834
Algonquin Power & Utilities Corp.	42,604	226,216
Alliance Grain Traders, Inc.	5,179	135,897
AltaGas, Ltd. (b)	36,024	951,200
Altius Minerals Corp. (a)	10,960	149,434
Amerigo Resources, Ltd.	43,359	51,756
Anderson Energy, Ltd. (a)	60,799	75,702
Andrew Peller, Ltd.	300	2,856
Angle Energy, Inc. (a)	22,038	214,302

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Antrim Energy, Inc. (a)	26,096	$28,464
Anvil Mining, Ltd.	57,664	375,605
Armtec Infrastructure, Inc.	1,600	27,232
Arsenal Energy, Inc. (a)	71,551	65,528
Astral Media, Inc.	22,017	876,330
Atco, Ltd. (b)	1,694	102,323
Atlantic Power Corp. (b)	25,962	391,915
Atrium Innovations, Inc.	14,000	238,135
ATS Automation Tooling Systems, Inc. (a)	33,938	241,317
Augusta Resource Corp. (a)	36,290	183,354
Aura Minerals, Inc. (a)	55,579	161,853
Aurizon Mines, Ltd.	75,368	528,925
Avalon Rare Metals, Inc. (a) (b)	28,205	226,963
Avion Gold Corp. (a)	93,000	160,774
Axia NetMedia Corp. (a)	16,400	25,314
Azure Dynamics Corp. (a)	170,010	51,608
B2Gold Corp. (a)	95,043	291,447
Baja Mining Corp. (a)	127,376	137,626
Ballard Power Systems, Inc. (b)	49,749	115,695
Bankers Petroleum, Ltd. (a)	106,542	953,813
Bellatrix Exploration, Ltd. (a)	38,574	223,871
Bengal Energy, Ltd. (a)	3,333	6,688
BioExx Specialty Proteins, Ltd. (a)	68,455	128,203
Bioniche Life Sciences, Inc. (a)	21,600	27,339
BioteQ Environmental Technologies, Inc. (a)	8,975	6,650
Birchcliff Energy, Ltd. (b)	51,665	646,477
Bird Construction, Inc.	3,770	143,499
Black Diamond Group, Ltd. (b)	5,206	138,212
BlackPearl Resources, Inc. (a)	115,717	852,576
BMTC Group, Inc.	5,387	126,665
Bonterra Energy Corp. (b)	4,953	283,174
Boralex, Inc. (a)	10,730	93,300
Breakwater Resources, Ltd. (a)	38,493	240,037
Bridgewater Systems Corp. (a)	7,000	63,748
Brigus Gold Corp. (a) (b)	42,854	65,705
Brookfield Real Estate Services, Inc.	100	1,583
Burcon NutraScience Corp. (a)	7,510	76,043
CAE, Inc. (b)	114,697	1,520,166
Calfrac Well Services, Ltd.	15,268	490,970
Calian Technologies, Ltd.	1,200	22,523
Calvalley Petroleums, Inc. (a)	34,810	93,849
Canaccord Capital, Inc. (a)	37,094	534,386
Canada Bread Co., Ltd.	139	6,580
Canadian Energy Services & Technology Corp.	4,353	153,013
Canadian Helicopters Group, Inc.	868	16,381
Canadian Western Bank (b)	33,387	1,070,184
Canadian Zinc Corp. (a)	38,500	47,144
Canam Group, Inc.	15,313	131,416
Canfor Corp. (a)	46,100	702,079
Canfor Pulp Products, Inc.	11,700	218,758
Cangene Corp. (a)	12,069	32,538
Canyon Services Group, Inc.	18,800	251,492
Capstone Mining Corp. (a)	88,481	401,524
Cardero Resources Corp. (a)	17,277	32,712
Cardiome Pharma Corp. (a) (b)	28,600	121,251
Carpathian Gold, Inc. (a)	84,878	42,797
Cascades, Inc.	48,258	374,921
Catalyst Paper Corp. (a)	71,799	24,751
Cathedral Energy Services, Ltd.	4,687	45,819

Security Description	Shares	Value

Canada—(Continued)
CCL Industries	8,119	$264,005
CE Franklin, Ltd. (a)	1,700	15,910
Celestica, Inc.	107,681	1,152,379
Celtic Exploration, Ltd.	33,000	701,904
Cequence Energy, Ltd. (a)	21,816	84,184
China Gold International Resources Corp., Ltd. (a) (b)	115,399	654,300
Chinook Energy, Inc. (a)	12,817	27,037
CIC Energy Corp. (a)	15,763	62,773
Cinch Energy Corp. (a)	27,561	29,779
Cineplex, Inc. (b)	12,014	286,318
Clairvest Group, Inc.	200	3,030
Clarke, Inc.	1,730	8,438
Claude Resources, Inc. (a)	55,162	136,230
Cline Mining Corp. (a)	45,858	164,689
CML HealthCare, Inc. (b)	16,129	168,792
Coastal Contacts, Inc. (a)	8,675	21,781
Coastal Contacts, Inc. (a)	13,510	34,001
Cogeco Cable, Inc. (b)	9,171	424,765
Cogeco, Inc.	1,061	45,298
Colabor Group, Inc.	4,073	52,558
Colossus Minerals, Inc. (a)	28,508	239,669
COM DEV International, Ltd. (a) (b)	28,381	66,294
Compton Petroleum Corp. (a)	69,500	23,958
Computer Modelling Group, Ltd.	5,630	150,753
Connacher Oil & Gas, Ltd. (a)	197,335	290,378
Consolidated Thompson Iron Mines, Ltd. (a)	76,374	1,347,037
Constellation Software, Inc.	2,142	142,543
Contrans Group, Inc.	5,064	46,899
Copper Mountain Mining Corp. (a)	28,166	215,636
Corby Distilleries, Ltd.	3,841	67,864
Coro Mining Corp. (a)	8,346	10,907
Corridor Resources, Inc. (a) (b)	36,085	197,543
Corus Entertainment, Inc. (a)	36,600	778,098
Corvus Gold, Inc. (a)	3,599	2,815
Cott Corp. (a)	38,895	326,593
Crew Energy, Inc.	38,210	692,011
Crocodile Gold Corp. (a)	29,515	26,727
Crocotta Energy, Inc. (a)	6,400	15,081
Crosshair Exploration & Mining Corp. (a)	12,100	14,070
Crystallex International Corp.	98,450	15,196
Davis & Henderson Income Corp.	5,454	114,939
Daylight Energy, Ltd. (b)	94,037	1,094,421
Delphi Energy Corp.	68,400	176,666
Denison Mines Corp. (a)	163,540	388,740
Detour Gold Corp. (a)	27,882	879,669
Dollarama, Inc. (a)	27,484	840,527
Dorel Industries, Inc.	14,400	461,280
DragonWave, Inc. (a)	13,252	109,229
Duluth Metals, Ltd. (a) (b)	26,307	71,195
Dundee Capital Markets, Inc. (a) (b)	25,486	34,093
Dundee Precious Metals, Inc. (a)	42,380	379,841
Dynasty Metals & Mining, Inc. (a)	12,018	39,450
E-L Financial Corp., Ltd.	35	17,558
Eastern Platinum, Ltd. (a)	330,795	442,512
Eastmain Resources, Inc. (a)	21,965	35,486
easyhome, Ltd.	2,000	17,288
ECU Silver Mining, Inc. (a)	104,114	104,993
EGI Financial Holdings, Inc.	900	7,465

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Electrovaya, Inc. (a)	11,336	$29,046
Enbridge Income Fund Holdings, Inc.	7,188	147,562
Endeavour Mining Corp. (a)	41,066	109,870
Endeavour Silver Corp. (b)	24,040	235,007
Enghouse Systems, Ltd.	3,109	32,312
Ensign Energy Services, Inc.	56,870	1,068,580
Entree Gold, Inc.	26,750	83,405
Epsilon Energy, Ltd. (a)	16,318	67,670
Equal Energy, Ltd. (a)	2,453	20,193
Equinox Minerals, Ltd. (a)	59,333	350,453
Equitable Group, Inc.	6,001	183,525
Essential Energy Services, Ltd. (a)	13,681	32,661
European Goldfields, Ltd. (a)	58,050	731,150
Evertz Technologies, Ltd.	14,249	260,552
Excellon Resources, Inc. (a)	69,422	69,293
Exchange Income Corp.	547	12,074
Exco Technologies, Ltd.	4,100	17,720
Exeter Resource Corp. (a)	11,335	60,186
EXFO, Inc. (a)	11,143	120,970
Fairborne Energy, Ltd.	56,559	316,609
Far West Mining, Ltd. (a)	14,807	113,666
Fibrek, Inc. (a)	4,460	7,343
Fiera Sceptre, Inc.	1,403	11,867
Firm Capital Mortgage Investment Corp.	413	5,312
First Capital Realty, Inc.	17,398	287,162
First Majestic Silver Corp. (a)	41,797	886,434
First National Financial Corp.	428	8,060
First Nickel, Inc. (a)	27,217	4,341
First Uranium Corp. (a) (b)	31,134	27,803
FirstService Corp. (a)	10,800	407,862
Flint Energy Services, Ltd. (a)	21,995	382,049
Formation Metals, Inc. (a)	10,328	13,497
Forsys Metals Corp. (a)	30,256	59,155
Fortress Paper, Ltd. (a)	800	39,344
Fortress Paper, Ltd. (a)	3,369	151,463
Fortuna Silver Mines, Inc. (a)	36,282	197,875
Fortune Minerals, Ltd. (a)	8,500	14,957
Fronteer Gold, Inc. (a)	45,064	679,809
Galleon Energy, Inc.	41,400	170,831
Gamehost, Inc.	915	10,395
Gammon Gold, Inc. (a) (b)	61,100	634,389
Garda World Security Corp. (a) (b)	8,200	84,295
Genesis Land Development Corp. (a)	17,608	78,636
Genivar, Inc.	4,096	131,082
Gennum Corp.	9,410	76,012
Genworth MI Canada, Inc. (b)	9,765	262,966
Geomark Exploration, Ltd.	3,200	5,005
Glacier Media, Inc. (a)	9,600	24,203
Glentel, Inc.	3,165	108,844
GLG Life Tech Corp. (a)	1,398	14,717
Gluskin Sheff & Associates, Inc. (b)	4,778	107,675
GLV, Inc. (a) (b)	11,935	101,321
GMP Capital, Inc.	25,773	418,234
Golden Star Resources, Ltd.	107,570	316,578
Gran Tierra Energy, Inc. (a)	92,328	742,957
Grande Cache Coal Corp. (a)	38,400	405,812
Great Basin Gold, Ltd. (a)	125,750	329,968
Great Canadian Gaming Corp. (a)	30,400	241,185
Great Panther Silver, Ltd. (a)	49,900	213,608

Security Description	Shares	Value

Canada—(Continued)
Greystar Resources, Ltd.	26,900	$75,845
Groupe Aeroplan, Inc.	105,679	1,427,830
Guyana Goldfields, Inc. (a)	19,255	186,645
Hanfeng Evergreen, Inc. (a) (b)	16,400	84,379
Harry Winston Diamond Corp.	27,544	442,722
Helix Biopharma Corp. (a)	100	340
Hemisphere GPS, Inc. (a)	2,975	3,612
Heroux-Devtek, Inc. (a)	15,800	147,952
High Liner Foods, Inc.	600	9,113
High River Gold Mines, Ltd. (a)	114,844	128,812
Home Capital Group, Inc.	15,584	912,621
Horizon North Logistics, Inc. (a)	27,424	140,535
HudBay Minerals, Inc. (a) (b)	85,618	1,391,130
IBI Group, Inc.	468	7,489
IESI-BFC, Ltd. (b)	38,606	978,856
Imax Corp. (a)	25,958	822,440
Imperial Metals Corp. (a)	9,963	227,597
Imris, Inc. (a)	8,226	59,761
Imris, Inc. (USD) (a)	900	6,534
Indigo Books & Music, Inc.	1,586	21,380
Industrial Alliance Insurance and Financial Services, Inc.	39,352	1,691,836
Innergex Renewable Energy, Inc.	19,839	195,164
Inter-Citic Minerals, Inc. (a)	28,492	52,187
International Forest Products, Ltd.	12,660	91,061
International Tower Hill Mines, Ltd. (a)	21,604	216,307
Intertape Polymer Group, Inc. (a)	8,282	10,653
Ivanhoe Energy, Inc. (a)	98,804	277,562
Ivernia, Inc. (a)	40,000	17,288
Jaguar Mining, Inc. (a) (b)	29,936	156,180
KAB Distribution, Inc. (a) (c)	3,622	0
Katanga Mining, Ltd. (a) (b)	148,953	265,166
Keegan Resources, Inc. (a)	14,060	122,255
Keyera Corp. (b)	15,269	617,799
Killam Properties, Inc.	1,338	14,305
Kingsway Financial Services, Inc.	35,061	32,471
Kirkland Lake Gold, Inc. (a)	18,730	260,771
La Mancha Resources, Inc. (a) (b)	46,790	109,295
Labopharm, Inc. (a)	19,530	10,450
Labrador Iron Mines Holdings, Ltd. (a)	13,799	194,390
Lake Shore Gold Corp. (a)	179,156	754,011
Laramide Resources (a)	27,131	39,923
Laurentian Bank of Canada (b)	12,100	630,276
Le Chateau, Inc.	5,199	59,972
Legacy Oil & Gas, Inc. (a)	61,637	934,259
Leon’s Furniture, Ltd. (b)	12,969	185,367
Linamar Corp.	30,800	665,886
MacDonald Dettwiler & Associates, Ltd. (a)	17,700	981,168
Macquarie Power & Infrastructure Corp.	8,359	68,296
MAG Silver Corp. (a)	13,742	163,609
MagIndustries Corp. (a)	74,397	12,249
Major Drilling Group International	38,700	655,885
Manitoba Telecom Services, Inc. (b)	13,354	412,932
Maple Leaf Foods, Inc.	46,770	593,889
March Networks Corp. (a)	400	1,655
Marsulex, Inc.	4,233	62,724
Martinrea International, Inc. (a)	28,496	275,635
Maxim Power Corp. (a)	2,800	8,500
MEGA Brands, Inc. (a)	153,175	91,420

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Mega Uranium, Ltd. (a)	92,800	$56,341
Mercator Minerals, Ltd. (a) (b)	64,310	222,352
Methanex Corp. (b)	62,400	1,935,312
MGM Energy Corp. (a)	6,492	1,470
Midway Energy, Ltd. (a)	27,997	138,573
Migao Corp. (a)	27,685	215,657
Minco Silver Corp. (a)	8,213	48,595
Minefinders Corp. (a)	34,019	447,729
Minera Andes, Inc. (a)	58,834	178,597
Miranda Technologies, Inc. (a)	11,073	75,772
MKS, Inc.	300	5,495
Mosaid Technologies, Inc.	4,790	154,672
Mullen Group, Ltd.	37,181	816,084
NAL Energy Corp. (b)	36,256	493,586
Nautilus Minerals, Inc. (a) (b)	52,914	153,003
Neo Material Technologies, Inc. (a)	50,900	488,678
Nevada Copper Corp. (a)	10,550	64,160
New Gold, Inc. (a)	63,038	740,135
Newalta, Inc.	21,758	289,047
NGEx Resources, Inc. (a)	50,496	100,805
Norbord, Inc. (a)	9,529	147,573
Nordion, Inc. (a)	51,900	610,965
North American Energy Partners, Inc. (a)	10,529	128,931
North American Palladium, Ltd.	40,651	265,624
Northern Dynasty Minerals, Ltd. (a)	27,464	412,327
Northgate Minerals Corp.	118,630	322,271
Northland Power, Inc.	12,272	201,292
Northland Resources S.A. (a)	49,166	155,320
Novagold Resources, Inc. (a) (b)	73,379	949,140
Noveko International, Inc. (a)	8,600	3,850
NuVista Energy, Ltd. (a) (b)	38,717	398,405
OceanaGold Corp. (a)	101,949	281,152
Oncolytics Biotech, Inc. (a)	27,072	157,395
Open Range Energy Corp. (a)	18,692	64,820
Open Text Corp. (a) (b)	27,460	1,702,192
OPTI Canada, Inc.	110,322	26,678
Orleans Energy, Ltd. (a)	19,639	52,341
Oromin Explorations, Ltd. (a)	27,300	33,149
Orvana Minerals Corp. (a)	28,762	89,678
Pace Oil & Gas, Ltd. (a)	10,104	97,526
Pacific Northern Gas, Ltd.	1,270	33,978
Paladin Labs, Inc. (a)	4,098	146,875
Paramount Resources, Ltd. (b)	18,235	630,475
Parkland Fuel Corp.	9,984	128,319
Pason Systems, Inc.	28,216	457,298
Patheon, Inc. (a)	5,086	13,032
Peregrine Diamonds, Ltd. (a)	28,001	62,237
Perpetual Energy, Inc. (b)	50,316	215,389
Petaquilla Minerals, Ltd. (a)	51,667	49,445
PetroBakken Energy, Ltd. (b)	36,100	682,029
Petrobank Energy & Resources, Ltd. (a)	47,773	1,007,274
Petrominerales, Ltd. (b)	14,100	533,066
Peyto Exploration & Development Corp. (b)	17,956	380,627
Phoscan Chemical Corp. (a)	39,767	23,325
PHX Energy Services Corp.	7,450	93,297
Platinum Group Metals, Ltd.	32,084	62,729
Platmin, Ltd. (a)	59,150	48,693
Plutonic Power Corp. (a)	20,300	54,520
Points International, Ltd. (a)	2,200	19,695

Security Description	Shares	Value

Canada—(Continued)
Polaris Minerals Corp. (a)	1,800	$2,223
PolyMet Mining Corp. (a) (b)	25,570	51,045
Precision Drilling Corp. (a)	111,397	1,506,232
Premium Brands Holdings Corp.	5,850	102,757
Primero Mining Corp. (a)	7,301	27,422
Progress Energy Resources Corp. (b)	77,295	1,110,350
Prometic Life Sciences, Inc. (a)	77,000	18,620
ProspEx Resources, Ltd. (a)	9,613	19,784
Provident Energy, Ltd. (b)	112,940	1,049,442
Pulse Seismic, Inc. (a)	7,964	19,177
QLT, Inc. (a)	26,200	180,364
Quadra FNX Mining, Ltd. (a)	63,725	885,907
Quebecor, Inc.	22,380	798,661
Queenston Mining, Inc. (a)	20,802	136,996
Questerre Energy Corp. (a)	70,969	89,825
Ram Power Corp. (a)	51,832	70,404
Redknee Solutions, Inc. (a)	16,690	19,750
Reitmans Canada, Ltd.	1,600	28,780
Reitmans Canada, Ltd. (Class A)	25,230	453,299
Resverlogix Corp. (a) (b)	12,830	28,781
Richelieu Hardware, Ltd.	6,330	195,411
Richmont Mines, Inc. (a)	10,200	67,279
Ritchie Bros. Auctioneers, Inc. (b)	34,001	956,912
Rock Energy, Inc. (a)	8,787	47,470
Rocky Mountain Dealerships, Inc.	4,399	46,443
RONA, Inc. (a)	64,750	946,131
Rubicon Minerals Corp.	49,480	255,597
RuggedCom, Inc. (a)	3,609	77,060
Russel Metals, Inc.	26,185	735,864
Sabina Gold & Silver Corp. (a)	45,006	270,462
San Gold Corp. (a)	81,500	214,694
Sandvine Corp.	85,000	214,293
Savanna Energy Services Corp.	40,539	379,610
Scorpio Mining Corp. (a)	66,900	97,066
Seabridge Gold, Inc. (a) (b)	9,584	302,471
Sears Canada, Inc.	18,168	374,465
SEMAFO, Inc. (a)	116,582	1,114,475
ShawCor, Ltd.	25,440	954,458
Sherritt International Corp.	166,959	1,367,559
Shore Gold, Inc.	88,170	70,768
Sierra Wireless, Inc. (a)	16,748	182,680
Silver Standard Resources, Inc. (a)	36,910	1,154,245
Silvercorp Metals, Inc. (b)	75,840	1,101,155
Softchoice Corp. (a)	830	7,559
Sonde Resources Corp. (a)	13,061	46,368
Southern Pacific Resource Corp. (a)	124,076	215,773
SouthGobi Energy Resources, Ltd. (a)	65,809	967,700
Sprott Resource Corp. (a) (b)	28,297	156,364
Sprott Resource Lending Corp. (a)	60,051	109,993
Sprott, Inc. (b)	19,573	182,679
St. Andrew Goldfields, Ltd. (a)	83,950	91,569
Stantec, Inc. (a) (b)	22,708	678,109
Stella-Jones, Inc.	2,833	117,920
Stornoway Diamond Corp. (a)	33,687	86,661
Strateco Resources, Inc. (a) (b)	32,150	22,496
Student Transportation, Inc. (b)	14,665	103,521
Sulliden Gold Corp, Ltd. (a)	49,100	101,050
SunOpta, Inc. (a)	24,071	178,588
Superior Plus Corp. (b)	43,805	508,459

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Swisher Hygiene, Inc. (a) (b)	36,117	$220,389
SXC Health Solutions Corp. (a)	26,043	1,417,117
Tanzanian Royalty Exploration Corp. (b)	33,054	210,542
Taseko Mines, Ltd.	81,800	484,840
Tembec, Inc. (a)	31,338	200,901
Terra Energy Corp.	18,547	21,185
Tethys Petroleum, Ltd. (a)	77,254	116,859
The Brick, Ltd. (a)	7,003	18,808
The Cash Store Financial Services, Inc.	4,705	67,733
The Churchill Corp. (a)	7,857	162,104
The Descartes Systems Group, Inc. (a)	27,487	180,456
The Forzani Group, Ltd.	13,508	244,501
The Jean Coutu Group PJC, Inc.	48,905	515,822
Theratechnologies, Inc. (a) (b)	21,224	104,395
Thompson Creek Metals Co., Inc. (a) (b)	70,839	885,670
Timminco, Ltd. (a)	78,700	37,253
TMX Group, Inc.	27,621	1,103,362
Torex Gold Resources, Inc. (a)	124,874	233,866
Toromont Industries, Ltd.	28,830	933,015
Torstar Corp.	23,209	341,281
Total Energy Services, Inc.	12,217	208,813
Transcontinental, Inc.	35,860	552,771
TransForce, Inc.	28,393	416,341
Transglobe Energy Corp. (a)	20,465	309,986
Transition Therapeutics, Inc.	800	3,466
Trican Well Service, Ltd.	69,980	1,576,314
Trilogy Energy Corp. (b)	23,117	484,796
Trinidad Drilling, Ltd.	59,328	573,866
TSO3, Inc. (a)	17,113	27,119
Twin Butte Energy, Ltd. (a)	44,144	159,896
Uex Corp. (a)	108,400	131,624
Uni-Select, Inc.	4,615	124,042
Ur-Energy, Inc. (a)	39,146	64,451
Uranium One, Inc. (a) (b)	161,250	630,531
Valener, Inc.	3,017	52,032
Vecima Networks, Inc. (a)	2,500	9,287
Vector Aerospace Corp.	6,615	87,333
Veresen, inc.	21,427	307,139
Vero Energy, Inc. (a)	17,207	98,093
Vicwest, Inc.	100	1,644
Virginia Mines, Inc. (a)	10,508	102,723
WaterFurnace Renewable Energy, Inc.	2,883	72,268
Wesdome Gold Mines, Ltd.	35,807	100,958
West Fraser Timber Co., Ltd.	16,233	1,009,426
Westaim Corp. (a)	35,191	19,917
Western Coal Corp. (a)	51,380	627,050
Western Financial Group, Inc.	20,248	86,259
Western Forest Products, Inc. (a)	31,800	38,940
Westport Innovations, Inc. (a) (b)	14,679	320,980
Wi-Lan, Inc.	44,824	274,903
Winpak, Ltd.	5,634	73,048
Winstar Resources, Ltd. (a)	10,678	44,611
Xtreme Coil Drilling Corp. (a)	5,600	30,368
Yellow Media, Inc. (b)	96,475	547,003
YM Biosciences, Inc. (a)	31,197	82,824
Yukon-Nevada Gold Corp. (a)	160,537	109,029
Zarlink Semiconductor, Inc. (a) (b)	33,170	74,068
ZCLComposites, Inc.	11,781	40,248

		120,580,571

Security Description	Shares	Value

Cyprus—0.1%
Bank of Cyprus Public Co., Ltd. (a)	214,090	$778,501
Marfin Popular Bank Public Co., Ltd. (b)	204,630	252,346

		1,030,847

Denmark—1.0%
ALK-Abello A/S	2,385	143,838
Alm Brand A/S (a)	48,370	104,005
Amagerbanken A/S (c)	178,000	0
Ambu A/S	102	3,220
Auriga Industries (b)	10,326	181,395
Bang & Olufsen A/S	16,200	238,790
Bavarian Nordic A/S (a) (b)	4,360	93,171
BoConcept Holding A/S	228	7,156
D/S Norden (b)	11,463	395,230
Dalhoff, Larsen & Horneman A/S	4,113	10,953
DFDS A/S	139	11,770
East Asiatic Co., Ltd. A/S	4,591	139,757
Fionia Bank A/S (c)	6,891	0
Genmab A/S (a)	9,904	105,495
GN Store Nord	150,500	1,414,379
Greentech Energy Systems (a)	18,503	60,883
Harboes Bryggeri A/S	1,454	35,426
IC Companys A/S	5,141	220,167
Jeudan A/S	201	16,528
NeuroSearch A/S	8,352	90,643
Newcap Holding A/S (a)	34,252	2,995
NKT Holding A/S (b)	11,166	654,096
Nordjyske Bank A/S	185	3,556
North Media A/S	3,568	30,019
Parken Sport & Entertainment A/S	1,676	34,377
PER Aarsleff A/S	822	69,529
Ringkjoebing Landbobank A/S	1,793	230,910
Rockwool International A/S	1,224	151,161
Royal UNIBREW A/S	3,773	260,289
Satair A/S	1,494	107,437
Schouw & Co.	7,984	222,369
SimCorp A/S (b)	2,069	331,936
Sjaelso Gruppen	9,226	17,168
Solar Holdings A/S	1,841	155,950
Spar Nord Bank A/S	6,592	60,819
Sydbank A/S	38,009	960,204
Thrane & Thrane A/S	1,621	77,378
TK Development (a)	20,622	79,589
Topdanmark A/S (a) (b)	6,902	1,148,445
TopoTarget A/S	49,340	25,441
Torm A/S (b)	15,066	86,721
Vestjysk Bank A/S	3,300	36,703

		8,019,898

Finland—2.5%
Ahlstrom Oyj	8,832	217,701
Aktia Oyj	273	2,633
Alma Media (b)	25,883	299,019
Amer Sports Oyj	47,450	610,572
Aspo Oyj	6,855	86,011
Atria plc	4,955	60,977
BasWare Oyj	2,480	92,800
Biotie Therapies Oyj (a)	28,162	22,361

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Cargotec Corp.	12,438	$607,026
Comptel plc	40,187	38,727
Cramo Oyj (b)	8,449	219,244
Elektrobit Corp.	43,163	37,978
Elisa Oyj (b)	55,046	1,212,634
F-Secure Oyj (b)	42,089	139,168
Finnair Oyj	27,639	150,720
Finnlines Oyj	9,624	107,873
Fiskars Oyj	15,946	384,303
Glaston Ojy ABP	2,749	3,936
HKScan Oyj	11,438	107,624
Huhtamaki Oyj	35,239	499,773
Ilkka-Yhtyma Oyj	2,976	37,181
Kemira Oyj (b)	46,771	756,585
Kesko Oyj	10,134	474,792
Konecranes Oyj (b)	21,184	981,698
Lassila & Tikanoja Oyj	9,258	166,740
Lemminkainen Oyj	3,196	119,495
M-real Oyj	69,644	304,060
Okmetic Oyj	1,163	10,794
Olvi Oyj	3,420	179,352
Oriola-KD Oyj	43,612	210,552
Orion Oyj (Series A)	17,905	433,863
Orion Oyj (Series B) (b)	42,792	1,038,807
Outokumpu Oyj (b)	51,098	885,166
Outotec Oyj (b)	13,100	788,757
PKC Group Oyj	12,102	268,078
Pohjola Bank plc (b)	81,277	1,109,135
Ponsse Oyj	1,419	23,064
Poyry Oyj (b)	18,838	287,361
Raisio plc	52,300	194,968
Ramirent Oyj	63,927	1,054,007
Rapala VMC Oyj	7,700	74,251
Rautaruukki Oyj (b)	42,125	1,010,611
Ruukki Group Oyj	95,130	244,096
Sanoma Oyj (b)	33,916	768,920
Scanfil Oyj	10,528	41,711
Stockmann Oyj Abp (b)	11,319	340,603
Technopolis plc (b)	2,735	14,660
Tecnomen Oyj (a)	33,483	19,504
Teleste Oyj	772	4,838
Tietoenator Oyj (b)	40,559	742,841
Tikkurila Oyj (a)	2,304	52,472
Uponor Oyj (b)	27,006	461,337
Vacon plc	2,124	130,967
Vaisala Oyj	3,399	111,006
YIT Oyj	45,663	1,354,635

		19,597,987

France—4.0%
ABC Arbitrage	2,221	23,816
Altamir Amboise (a)	828	9,515
Alten, Ltd. (a)	8,682	327,653
Altran Technologies S.A. (a)	53,165	370,358
April Group	5,915	163,690
Arkema S.A.	15,610	1,418,223
Assystem (b)	9,046	199,410
Atari S.A. (a)	13,748	57,038
Atos Origin S.A.	23,273	1,367,252

Security Description	Shares	Value

France—(Continued)
Audika	2,239	$65,142
Beneteau S.A.	21,876	461,864
Boiron S.A.	3,639	153,894
Bonduelle S.C.A.	1,643	154,698
Bongrain S.A.	1,234	114,705
Bourbon S.A. (b)	19,926	942,789
Boursorama (a)	2,157	25,239
Bull S.A. (a)	38,888	207,797
Canal Plus	27,664	219,636
Cegedim S.A.	1,169	79,974
Cegid Group	1,784	53,898
CFAO S.A.	116	4,355
Cie Generale de Geophysique-Veritas S.A. (a)	38,841	1,405,120
Ciments Francais S.A.	2,486	251,262
Club Mediterranee (a)	9,320	200,799
Delachaux S.A.	1,661	169,945
Derichebourg	37,828	325,113
Devoteam S.A.	600	15,358
EDF Energies Nouvelles S.A. (b)	9,918	523,169
Electricite de Strasbourg	88	15,000
Entrepose Contracting	219	29,512
Esso S.A. Francaise	211	29,917
Etablissements Maurel et Prom	36,660	707,125
Etam Developpement S.A.	51	2,418
Euler Hermes S.A.	9,804	934,674
Euro Disney S.C.A. (a)	12,177	130,859
Eurofins Scientific	1,147	101,189
Exel Industries	601	37,175
Faurecia (a) (b)	9,837	359,606
Fimalac S.A.	4,392	177,438
Fleury Michon S.A.	141	7,080
Flo Groupe	1,265	10,769
GameLoft S.A. (a)	522	3,415
GFI Informatique	21,618	114,139
GIFI	328	29,218
GL Events	3,491	119,899
Groupe Steria S.C.A.	17,503	563,656
Guerbet	570	56,592
Guyenne et Gascogne S.A.	1,236	160,516
Haulotte Group S.A.	4,253	86,747
Havas S.A.	117,044	628,716
Hi-Media S.A.	1,868	9,452
IMS-International Metal Service	2,270	48,375
Ingenico	15,073	675,130
Inter Parfums S.A.	308	10,740
IPSOS	10,750	526,831
Kaufman & Broad S.A.	2,689	93,546
Korian	2,409	56,549
Laurent-Perrier	1,269	142,200
Lectra	6,736	63,080
LISI	2,049	176,032
LVL Medical Groupe S.A. (a)	2,552	63,557
Manitou BF S.A.	5,576	169,233
Manutan International	64	4,616
Marseill Tunnel Prado-Carena	219	8,483
Meetic (a)	5,080	111,364
Mersen	7,234	402,161
METabolic EXplorer S.A. (a)	785	7,004
Metropole Television S.A.	19,537	510,885

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Naturex	369	$22,855
Neopost S.A. (b)	12,865	1,127,556
Nexans S.A.	10,452	1,000,894
Nexity	3,459	171,687
NicOx S.A. (a)	7,357	25,879
Norbert Dentressangle	1,639	176,037
NRJ Groupe	14,208	150,965
Orpea (a)	8,307	406,263
PagesJaunes Groupe (b)	55,218	554,236
Parrot S.A. (a)	1,305	46,873
Pierre & Vacances	2,151	189,122
Plastic Omnium S.A.	927	75,665
Rallye S.A.	10,938	495,280
Recylex S.A. (a)	9,886	93,573
Remy Cointreau S.A.	4,738	356,951
Rhodia S.A.	38,924	1,139,889
Robertet S.A.	14	2,403
Rubis	4,709	563,186
S.O.I.T.E.C. (a) (b)	51,917	789,033
Sa des Ciments Vicat	179	15,234
Saft Groupe S.A. (a)	11,520	490,076
Samse S.A.	107	11,285
Sartorius Stedim Biotech	639	37,433
Seche Environnement S.A.	389	37,277
Sechilienne-Sidec	7,641	214,542
Sequana	9,079	159,708
Société BIC S.A.	8,611	765,792
Somfy S.A.	75	20,733
Sopra Group S.A.	2,210	240,342
STEF-TFE	599	37,381
Sucriere de Pithiviers-Le-Vieil	2	2,327
Sword Group	571	18,028
Synergie S.A.	596	18,079
Technicolor (a)	9,707	70,770
Teleperformance	23,774	896,920
Tessi S.A.	70	6,754
TF1 Group (b)	769	14,130
Toupargel Groupe S.A.	66	1,432
Trigano S.A.	2,076	70,539
UBISOFT Entertainment	14,584	149,317
Union Financiere de France BQE S.A.	1,243	58,172
Valeo S.A.	32,972	1,923,460
Viel et Compagnie	3,524	16,260
Vilmorin & Cie (b)	2,448	293,593
Virbac S.A.	1,074	179,125
VM Materiaux S.A.	181	11,298
Vranken-Pommery Monopole	471	23,401
Zodiac S.A.	18,836	1,372,663

		31,241,028

Gabon—0.0%
Total Gabon	32	16,360

Germany—5.0%
Aareal Bank AG	19,138	614,299
ADVA AG Optical Networking (a)	11,190	93,935
Air Berlin plc (a) (b)	12,317	54,593
Aixtron AG (b)	45,746	2,002,305
Amadeus Fire AG	410	19,146

Security Description	Shares	Value

Germany—(Continued)
Asian Bamboo AG (b)	990	$48,735
Augusta Technologie AG	3,157	78,405
Aurubis AG	14,100	753,663
Baader Bank AG	2,098	9,148
Balda AG	9,861	118,922
Bauer AG	4,376	220,992
BayWa AG	1,578	71,533
Bechtle AG	5,404	228,261
Bertrandt AG	2,364	159,759
Bilfinger Berger AG	20,710	1,799,238
Biotest AG	1,525	106,170
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	133,509
Carl Zeiss Meditec AG	16,046	339,028
CENIT AG	2,149	15,824
Centrosolar Group AG (a)	1,587	13,727
CENTROTEC Sustainable AG (a)	1,358	42,721
Centrotherm Photovoltaics AG (a)	1,551	92,211
Cewe Color Holding AG	2,667	119,779
Comdirect Bank AG	15,966	180,711
Compugroup Holding AG	1,309	21,353
Conergy AG (a) (b)	33,140	18,798
Constantin Medien AG (a)	4,160	13,604
CropEnergies AG (a)	3,997	32,733
CTS Eventim AG	4,715	304,241
Curanum AG	13,816	46,045
DAB Bank AG	8,986	54,551
Delticom AG	543	49,225
Demag Cranes AG	5,175	263,799
Deutsche Beteiligungs AG (b)	1,323	38,158
Deutz AG (a)	25,308	213,163
Dialog Semiconductor plc (a) (b)	18,631	388,685
Douglas Holding AG	15,109	825,896
Drillisch AG	21,043	217,318
Duerr AG	3,254	108,137
Elexis AG	1,232	22,891
Elmos Semiconductor AG	673	10,883
ElringKlinger AG	14,732	464,777
Euromicron AG	790	21,697
Evotec AG (a)	61,225	258,273
Fielmann AG	4,544	429,703
Freenet AG	46,549	533,756
Fuchs Petrolub AG	1,254	169,467
Gerresheimer AG	14,605	668,965
Gerry Weber International AG	5,762	335,621
Gesco AG	554	46,294
GFK SE	7,350	406,773
GFT Technologies AG	3,908	22,727
Gigaset AG	1,234	7,449
Gildemeister AG (b)	25,474	577,665
Grammer AG	2,047	55,338
Grenkeleasing AG	2,244	134,460
H&R WASAG AG	3,539	102,476
Hamburger Hafen und Logistik AG	6,901	321,317
Hawesko Holding AG	570	28,324
Heidelberger Druckmaschinen AG	118,995	562,969
Homag Group AG	925	19,102
Indus Holding AG	8,923	265,943
Init Innovation In Traffic Systems AG	649	15,653
Interseroh SE	720	53,163

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Intershop Communications AG (a)	7,747	$24,048
IVG Immobilen AG (b)	54,751	454,444
Jenoptik AG (a)	17,633	141,044
Kizoo AG	3,469	43,292
Kloeckner & Co. SE	42,223	1,412,448
Koenig & Bauer AG	3,756	85,760
Kontron AG	23,408	290,517
Krones AG (b)	7,664	555,847
KUKA AG	6,919	163,278
KWS Saat AG	1,133	239,438
Leoni AG	12,611	539,337
Loewe AG	2,442	22,337
LPKF Laser & Electronics AG	2,390	46,071
Manz Automation AG (a)	1,003	71,938
Medigene AG (a)	13,692	39,860
Medion AG	13,811	196,041
MLP AG	27,190	251,828
Mobotix AG	7	542
Morphosys AG (a)	8,735	232,358
MTU Aero Engines Holding AG (a)	24,694	1,674,527
Muehlbauer Holding AG & Co. KGaA	508	28,131
MVV Energie AG	1,372	53,250
Nemetschek AG	1,294	57,929
Nexus AG (a)	429	3,356
Nordex AG (b)	13,112	144,261
OHB Technology AG	1,495	27,800
Patrizia Immobilien AG (a)	2,355	16,424
Pfeiffer Vacuum Technology AG	2,569	360,588
Pfleiderer AG (a) (b)	22,588	51,619
Phoenix Solar AG	971	33,027
PNE Wind AG	22,158	81,008
Praktiker Bau- und Heimwerkermaerkte AG	28,742	339,517
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	1,339	37,211
PVA TePla AG	1,617	9,838
Q-Cells AG (a) (b)	20,858	90,175
QSC AG (a)	47,186	177,983
R Stahl AG	196	8,338
Rational AG	1,474	352,022
REpower Systems AG	526	107,497
Rheinmetall AG	15,260	1,266,166
Rhoen Klinikum AG (a)	45,888	996,210
Roth & Rau AG (a)	2,412	53,974
SAG Solarstrom AG (a)	2,077	13,354
Schaltbau Holding AG	450	38,305
SGL Carbon AG (a) (b)	30,087	1,471,391
Silicon Sensor International AG	252	3,492
Singulus Technologies	22,160	138,029
Sixt AG	4,657	237,853
SKW Stahl-Metallurgie Holding AG	1,469	39,107
Sky Deutschland AG (a)	53,811	221,613
Software AG	9,850	1,633,002
Solar Millennium AG (a) (b)	7,256	188,342
Solar-Fabrik AG (a)	785	6,126
Solarworld AG (b)	36,593	597,155
Solon SE (a) (b)	2,301	14,570
Stada Arzneimittel AG	30,617	1,187,565
Stratec Biomedical Systems	3,381	135,495
Suss Microtec AG (a)	2,602	43,880

Security Description	Shares	Value

Germany—(Continued)
Symrise AG	41,865	$1,228,863
TAG Immobilien AG	5,022	49,004
Takkt AG	4,447	71,096
Telegate AG	1,956	22,252
Tipp24 SE	739	31,618
Tognum AG	43,400	1,564,345
Tomorrow Focus AG (a)	2,421	15,626
TUI AG (b)	84,434	1,010,405
United Internet AG	56,179	1,010,480
Verbio AG (a)	10,216	63,237
Versatel AG (a)	2,108	20,556
Vossloh AG	4,207	564,595
VTG AG	2,738	63,968
Wacker Construction Equipment AG	11,290	178,231
Washtec AG (a)	1,665	25,495
Wincor Nixdorf AG	16,737	1,355,510
Wirecard AG (b)	23,796	427,148
XING AG (a)	294	17,372
Zhongde Waste Technology AG	349	3,959
zooplus AG (a)	93	12,077

		39,934,401

Greece—1.1%
Aegean Airlines S.A.	598	1,671
Agricultural Bank of Greece	143,570	144,374
Alapis Holding Industrial & Commercial S.A.	78,448	27,791
Alpha Bank A.E.	92,484	598,171
Anek Lines S.A.	48,385	14,408
Bank of Attica	23,850	34,129
Bank of Greece	7,682	388,241
Corinth Pipeworks S.A. (a)	22,419	29,549
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,248	42,092
EFG Eurobank Ergasias S.A.	138,311	861,911
Ellaktor S.A.	72,280	317,483
Emporiki Bank S.A.	6,781	13,734
Folli Follie Group	13,199	249,027
Forthnet S.A. (a)	56,130	36,575
Fourlis Holdings S.A.	22,201	188,812
Frigoglass S.A.	13,245	212,434
GEK Terna S.A.	27,694	110,708
Geniki Bank (a)	2,439	5,151
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	29,646	260,578
Hellenic Petroleum S.A.	50,348	525,549
Iaso S.A.	9,418	19,355
Intracom Holdings S.A. (a)	56,166	34,218
Intralot S.A.	41,239	143,285
J&P-Avax S.A.	1,011	1,604
JUMBO S.A.	31,347	242,566
Lambrakis Press S.A.	7,345	5,199
Marfin Investment Group S.A.	274,416	303,305
Metka S.A.	9,569	130,199
Michaniki S.A.	26,207	13,036
Motor Oil Hellas Corinth Refineries S.A.	21,997	285,646
Mytilineos Holdings S.A.	48,489	374,452
Piraeus Bank S.A. (b)	496,110	984,341
Piraeus Port Authority S.A.	4,532	101,987
Proton Bank S.A.	14,856	15,365

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—(Continued)
Public Power Corp. S.A.	624	$10,874
S&B Industrial Minerals S.A.	11,161	75,917
Sarantis S.A.	14,104	65,187
Sidenor Steel Products Manufacturing Co. S.A.	1,428	5,911
Teletypos S.A.	3,647	9,364
Terna Energy S.A.	8,933	43,351
The Athens Water Supply & Sewage Co. S.A.	18,721	141,191
Titan Cement Co. S.A.	35,885	895,531
TT Hellenic Postbank S.A.	71,180	339,774
Viohalco	43,868	254,676

		8,558,722

Hong Kong—3.1%
ABC Communications Holdings, Ltd. (a)	54,000	5,352
Alco Holdings, Ltd.	136,000	61,532
Allan International Holdings	70,000	31,911
Allied Group, Ltd.	22,000	76,933
Allied Properties HK, Ltd.	1,774,024	365,709
Amax Holdings, Ltd.	1,102,000	18,968
Apac Resources, Ltd. (a)	2,300,000	137,787
APT Satellite Holdings, Ltd. (a)	74,000	27,733
Artel Solutions Group Holdings, Ltd. (a)	970,000	31,237
Artini China Co., Ltd. (a)	171,000	7,703
Arts Optical International Holdings	16,000	6,945
Asia Financial Holdings, Ltd.	300,000	135,226
Asia Satellite Telecommunications Holdings, Ltd.	66,000	123,287
Asia Standard International Group	206,000	50,795
Associated International Hotels, Inc. (a)	14,000	30,465
Aupu Group Holding Co., Ltd.	246,000	28,506
Automated Systems Holdings, Ltd. (a)	32,000	6,432
Bauhaus International Holdings, Ltd.	60,000	23,245
Bel Global Resources Holdings, Ltd. (a)	520,000	6,697
Bio-Dynamic Group, Ltd. (a)	190,000	28,844
Birmingham International Holdings, Ltd. (a)	1,110,000	30,245
Bonjour Holdings, Ltd.	362,000	61,361
Bossini International Holding	438,000	43,855
Burwill Holdings, Ltd. (a)	1,294,000	69,855
C C Land Holdings, Ltd.	831,000	283,579
C Y Foundation Group, Ltd. (a) (c)	1,040,000	15,649
Cafe de Coral Holdings, Ltd.	126,000	296,458
Capital Estate, Ltd. (a)	373,000	18,692
CCT Telecom Holdings, Ltd.	26,000	3,414
Celestial Asia Securities Holdings, Ltd.	1,024,000	74,975
Century City International (a)	616,000	48,557
Century Sunshine Group Holdings, Ltd.	265,000	9,197
Champion Technology Holdings, Ltd.	2,340,268	49,397
Chen Hsong Holdings	110,000	61,469
Cheuk Nang Holdings, Ltd.	69,807	31,632
Chevalier International Holdings, Ltd.	56,000	74,879
Chevalier Pacific Holdings, Ltd.	455,000	16,129
Chigo Holding, Ltd.	916,000	87,142
China Boon Holdings, Ltd. (a)	420,000	19,714
China Digital Licensing Group, Ltd. (a)	440,000	21,426
China Electronics Corp. Holdings Co., Ltd.	352,000	40,044
China Energy Development Holdings, Ltd. (a)	2,272,000	83,815
China Flavors & Fragrances Co., Ltd.	62,319	14,770
China Glass Holdings, Ltd.	38,000	34,470
China Infrastructure Investment, Ltd. (a)	626,000	22,979
China Mandarin Holdings, Ltd. (a)	251,200	13,556

Security Description	Shares	Value

Hong Kong—(Continued)
China Metal International Holdings, Inc.	300,000	$90,252
China Ocean Shipbuilding Industry Group, Ltd. (a)	402,000	7,659
China Oriental Culture Group, Ltd. (a)	220,000	17,212
China Pipe Group, Ltd. (a)	1,620,000	9,567
China Public Procurement, Ltd. (a) (c)	644,000	56,321
China Renji Medical Group, Ltd. (a) (c)	2,356,000	18,180
China Solar Energy Holdings, Ltd. (a)	1,620,000	28,170
China Sonangol Resources Enterprise, Ltd. (a)	142,000	26,086
China Strategic Holdings, Ltd. (a)	770,000	22,068
China Sunshine Paper Holdings Co., Ltd.	136,500	35,285
China Timber Resources Group, Ltd.	3,700,000	174,631
China Ting Group Holdings, Ltd.	318,550	47,147
China Tycoon Beverage Holdings, Ltd. (a)	272,000	15,043
China WindPower Group, Ltd. (a)	1,800,000	192,649
China-Hongkong Photo Products Holdings, Ltd.	284,000	24,600
ChinaVision Media Group, Ltd. (a)	240,000	14,389
Chinney Investment, Ltd.	8,000	1,245
Chong Hing Bank, Ltd.	63,000	161,971
Chow Sang Sang Holdings International, Ltd.	120,000	267,824
Chu Kong Shipping Development Co., Ltd.	252,000	57,120
Chuang’s China Investments, Ltd. (a)	341,000	25,130
Chuangs’s Consortium International, Ltd.	446,357	60,332
Citic 1616 Holdings, Ltd.	460,000	147,808
City Telecom HK, Ltd.	122,000	93,410
CK Life Sciences International Holdings, Inc. (a)	1,478,000	100,616
CNT Group, Ltd. (a)	246,000	11,244
Continental Holdings, Ltd.	780,000	16,663
Cosmos Machinery (a) (b)	126,000	15,383
Cosway Corp., Ltd.	75,000	8,305
CP Lotus Corp. (a)	1,750,000	75,525
Cross-Harbour Holdings, Ltd.	86,000	76,361
CSI Properties, Ltd.	3,361,108	104,412
CST Mining Group, Ltd. (a)	8,984,000	257,492
Culture Landmark Investment, Ltd. (a)	1,728,000	43,598
Dah Chong Hong Holdings, Ltd.	13,000	14,607
Dah Sing Financial Holdings, Ltd.	54,000	333,808
Dan Form Holdings Co., Ltd. (a)	568,000	57,792
DBA Telecommunication Asia Holdings, Ltd (a)	252,000	55,442
Dejin Resources Group Co., Ltd.	1,972,000	64,657
Dickson Concepts International, Ltd.	112,000	83,526
DVN Holdings, Ltd.	240,000	14,860
Dynamic Energy Holdings, Ltd. (a)	738,000	60,740
Eagle Nice International Holdings, Ltd.	120,000	33,608
EcoGreen Fine Chemicals Group, Ltd.	56,000	18,657
Emperor Entertainment Hotel, Ltd.	275,000	50,822
Emperor International Holdings, Ltd.	691,250	136,149
Emperor Watch & Jewellery, Ltd.	1,030,000	123,362
ENM Holdings, Ltd. (a)	556,000	49,637
EPI Holdings, Ltd. (a)	5,220,000	30,972
eSun Holdings, Ltd.	332,000	73,869
EVA Precision Industrial Holdings, Ltd.	224,000	164,026
Fairwood, Ltd.	20,000	28,602
Far East Consortium	600,503	144,267
Fong’s Industries Co., Ltd.	124,000	78,858
Fountain Set Holdings, Ltd.	338,000	58,284
Frasers Property China, Ltd. (a)	114,000	2,831
Freeman Financial Corp., Ltd. (a)	625,000	22,119
Fubon Bank Hong Kong, Ltd.	176,000	116,546

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Fujikon Industrial Holdings, Ltd.	64,000	$13,600
G-Resources Group, Ltd. (a)	6,270,000	461,635
Genting Hong Kong, Ltd. (a)	101,229	41,509
Get Nice Holdings, Ltd.	1,220,000	81,716
Giordano International, Ltd.	798,000	482,765
Global Green Tech Group, Ltd.	476,000	9,625
Glorious Sun Enterprises, Ltd.	262,000	104,688
Gold Peak Industries Holding, Ltd.	277,714	34,356
Golden Resorts Group, Ltd. (a)	1,639,000	218,882
Golden Resources Development International, Ltd.	370,000	25,721
Goldin Financial Holdings, Ltd. (a)	200,000	18,020
Goldin Properties Holdings, Ltd.	286,000	147,994
Good Fellow Resources Holdings, Ltd. (a)	190,000	12,375
Great Eagle Holdings, Ltd.	125,602	421,255
Greenheart Group, Ltd.	126,000	43,230
Guangnan Holdings	264,000	55,153
Guojin Resources Holdings, Ltd. (a)	274,000	7,409
Haitong International Securities Group, Ltd.	125,577	79,777
Hang Ten Group Holdings, Ltd.	210,000	44,366
Hannstar Board International Holdings, Ltd.	244,000	28,905
Hans Energy Co., Ltd. (a)	402,000	11,340
Harbour Centre Development, Ltd.	74,000	107,386
Henderson Investment, Ltd.	516,000	47,243
HKR International, Ltd.	348,800	197,870
Hon Kwok Land Investment Co., Ltd.	140,000	52,705
Hong Kong Ferry Holdings	10,000	9,203
Hong Kong Resources Holdings Co., Ltd.	291,500	25,922
Hongkong Chinese, Ltd. (a)	920,000	197,073
Hsin Chong Construction Group, Ltd.	140,000	30,638
Huafeng Group Holdings, Ltd.	460,000	21,319
Hung Hing Printing Group, Ltd.	252,000	101,389
Huscoke Resources Holdings, Ltd. (a)	1,202,000	61,677
Hutchison Harbour Ring, Ltd.	980,000	118,273
Hutchison Telecommunications Hong Kong Holdings, Ltd.	672,000	215,803
Hybrid Kinetic Group, Ltd. (a)	1,286,000	23,236
IDT International, Ltd. (a)	406,000	10,620
Imagi International Holdings, Ltd. (a)	2,139,000	102,808
iOne Holdings, Ltd.	820,000	15,325
IPE Group, Ltd.	170,000	32,832
IT, Ltd.	250,000	169,369
ITC Properties Group, Ltd. (a)	57,000	15,841
Jinchuan Group International Resources Co., Ltd. (a)	461,000	153,103
Jinhui Holdings, Ltd.	110,000	27,996
Jiuzhou Development Co., Ltd.	218,000	18,846
JLF Investment Co., Ltd.	360,000	34,825
K Wah International Holdings, Ltd.	757,000	302,122
Kam Hing International Holdings, Ltd.	196,000	30,034
Kantone Holdings, Ltd.	930,000	13,421
Karl Thomson Holdings, Ltd. (a)	94,000	7,013
Keck Seng Investments, Ltd.	94,000	44,926
Kin Yat Holdings, Ltd.	14,000	5,006
King Stone Energy Group, Ltd. (a)	8,380,000	190,369
Kingmaker Footwear Holdings, Ltd.	102,000	21,082
Kith Holdings, Ltd.	42,000	8,064
Kiu Hung Energy Holdings, Ltd.	960,000	36,553
Ko Yo Ecological Agrotech Group, Ltd.	2,680,000	68,135

Security Description	Shares	Value

Hong Kong—(Continued)
Kowloon Development Co., Ltd.	184,000	$246,738
KPI Co., Ltd. (a)	182,000	11,463
KTP Holdings, Ltd. (a)	44,000	7,348
Lai Sun Development Co., Ltd. (a)	4,564,000	149,286
Lai Sun Garment International, Ltd. (a)	430,000	59,718
LAM Soon Hong Kong, Ltd.	15,000	12,347
Le Saunda Holdings	112,000	53,281
Lee & Man Holding, Ltd.	190,000	219,562
Lerado Group Holdings Co.	202,000	36,515
Lippo China Resources, Ltd.	2,106,000	77,161
Lippo, Ltd.	122,000	58,915
Lisi Group Holdings, Ltd. (a)	400,000	26,227
Liu Chong Hing Investment, Ltd.	80,000	110,806
Longrun Tea Group Co., Ltd. (a)	260,000	19,777
Luen Thai Holdings, Ltd.	156,000	16,111
Luk Fook Holdings International, Ltd.	135,000	402,818
Luks Group Vietnam Holdings Co., Ltd.	68,000	20,150
Lung Cheong International Holdings, Ltd. (a)	551,254	31,914
Lung Kee Holdings	74,000	50,656
Magnificent Estates, Ltd.	868,000	34,488
Man Yue International Holdings, Ltd.	88,000	21,069
Mascotte Holdings, Ltd. (a)	700,000	45,135
Matrix Holdings, Ltd.	36,000	7,315
Mei Ah Entertainment Group, Ltd.	800,000	17,980
Melco International Development, Ltd. (a)	458,000	312,345
Midland Holdings, Ltd.	306,000	239,130
Ming Fai International Holdings, Ltd.	145,000	51,563
Ming Fung Jewellery Group, Ltd.	770,000	78,109
Miramar Hotel & Investment Co., Ltd.	4,000	4,890
Modern Beauty Salon Holdings, Ltd.	56,000	6,183
Mongolia Energy Corp., Ltd. (a)	1,282,000	257,721
Natural Beauty Bio-Technology, Ltd.	240,000	60,223
Neo-Neon Holdings, Ltd.	159,500	61,376
New Century Group Hong Kong, Ltd.	912,000	22,301
New Focus Auto Tech Holdings, Ltd. (a)	8,000	2,791
New Smart Energy Group, Ltd. (a)	100,000	1,253
New Times Energy Corp., Ltd. (a)	4,084,000	78,421
Neway Group Holdings, Ltd.	2,410,000	133,432
Newocean Energy Holdings, Ltd.	262,000	49,940
Next Media, Ltd.	318,000	40,074
Ngai LIK Industrial Holding (a)	2,098,000	29,903
Norstar Founders Group, Ltd.	120,000	0
North Asia Resources Holdings, Ltd. (a)	335,000	45,826
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	555,882	32,206
Oriental Watch Holdings	118,000	54,568
Pacific Andes International Holdings, Ltd. (a)	640,356	103,619
Pacific Basin Shipping, Ltd.	918,000	581,103
Pacific Century Premium Development, Ltd.	420,000	81,473
Pacific Textile Holdings, Ltd.	260,000	150,289
Paliburg Holdings, Ltd.	362,000	144,702
Pan Asia Environmental Protection Group, Ltd.	194,000	38,704
Pearl Oriental Innovation, Ltd. (a)	380,000	69,139
Phoenix Satellite Television Holdings, Ltd.	172,000	70,740
Pico Far East Holdings, Ltd.	284,000	54,507
Playmates Holdings, Ltd.	36,000	13,271
PME Group, Ltd. (a)	770,000	53,525
PNG Resources Holdings, Ltd. (a)	1,520,000	50,856
Polytec Asset Holdings, Ltd.	565,000	86,563

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Public Financial Holdings, Ltd.	166,000	$107,828
PYI Corp., Ltd.	1,250,000	46,582
Regal Hotels International Holdings, Ltd.	454,000	205,918
Rising Development Holdings (a)	272,000	56,670
Rivera Holdings, Ltd.	20,000	901
Royale Furniture Holdings, Ltd.	114,000	49,932
Sa Sa International Holdings, Ltd.	460,000	234,578
Samling Global, Ltd.	1,240,000	127,204
Samson Paper Holdings, Ltd.	72,000	5,194
SEA Holdings, Ltd.	94,000	60,601
Shenyin Wanguo HK, Ltd.	95,000	41,174
Shenzhen High-Tech Holdings, Ltd. (a)	120,000	10,812
Shougang Concord Grand Group (a)	206,000	10,742
Shougang Concord Technology Holdings, Ltd. (a)	634,000	30,126
Shui On Construction & Materials, Ltd.	174,000	233,301
Shun Tak Holdings, Ltd.	548,000	301,355
Sing Tao News Corp., Ltd.	276,000	89,433
Singamas Container Holdings, Ltd.	638,000	266,171
Sino Dragon New Energy Holdings, Ltd. (a)	584,000	80,185
Sino Gas Group, Ltd. (a)	450,000	16,192
Sino-Tech International Holdings, Ltd.	2,220,000	45,950
Sinocop Resources Holdings, Ltd. (a)	390,000	57,304
SIS International Holdings	16,000	6,686
SmarTone Telecommunications Holding, Ltd.	269,000	445,775
Solomon Systech International, Ltd.	656,000	36,769
South China China, Ltd.	496,000	37,763
South China Land, Ltd. (a)	480,000	11,009
Stella International Holdings, Ltd.	101,000	225,572
Success Universe Group, Ltd.	188,000	12,363
Suga International Holdings, Ltd.	26,000	7,770
Sun Hing Vision Group Holdings, Ltd.	42,000	17,251
Sun Hung Kai & Co., Ltd.	361,601	292,670
Sun Innovation Holdings, Ltd.	1,950,000	92,819
Superb Summit International Timber Co., Ltd. (a)	1,555,000	67,029
Sustainable Forest Holdings, Ltd. (a)	1,162,500	70,350
SW Kingsway Capital Holdings, Ltd.	894,000	33,448
Symphony Holdings, Ltd.	272,000	14,693
Tack Hsin Holdings	68,000	31,003
TAI Cheung Holdings	250,000	186,199
Tan Chong International, Ltd.	63,000	16,286
Techtronic Industries Co., Ltd.	592,000	820,340
Texhong Textile Group, Ltd.	112,000	102,871
Texwinca Holdings, Ltd.	276,000	292,581
Theme International Holdings, Ltd.	400,000	27,317
Titan Petrochemicals Group, Ltd.	1,000,000	73,399
Tom Group, Ltd. (a)	628,000	73,453
Tomorrow International Holdings, Ltd. (a)	420,000	18,164
Tongda Group Holdings, Ltd.	1,350,000	68,490
Top Form International, Ltd.	126,000	10,914
Town Health International Investments, Ltd.	176,000	29,210
Tradelink Electronic Commerce, Ltd.	344,000	51,848
Transport International Holdings, Ltd.	106,000	327,504
Trinity, Ltd.	422,000	393,195
TSC Offshore Group, Ltd. (a)	133,000	40,560
Tse Sui Luen Jewellery International, Ltd.	40,000	32,351
Tysan Holdings, Ltd.	104,000	19,430
Upbest Group, Ltd.	8,000	1,009
Value Convergence Holdings, Ltd. (a)	80,000	20,797
Value Partners Group, Ltd.	334,000	316,084

Security Description	Shares	Value

Hong Kong—(Continued)
Vantage International Holdings, Ltd. (a)	264,000	$32,701
Varitronix International, Ltd.	164,000	110,467
Vedan International Holdings, Ltd.	296,000	25,478
Veeko International Holdings, Ltd.	460,000	21,948
Victory City International Holdings	345,780	70,127
Vision Values Holdings, Ltd.	80,000	3,138
Vitasoy International Holdings, Ltd.	380,000	312,555
VST Holdings, Ltd.	364,000	108,727
Wah Nam International Holdings, Ltd. (a)	952,000	173,939
Wai Kee Holdings, Ltd. (a)	54,000	11,770
Wang On Group, Ltd.	1,100,000	15,844
Water Oasis Group, Ltd.	164,000	23,117
Win Hanverky Holdings, Ltd.	194,000	24,737
Wing Hing International Holdings, Ltd. (a) (c)	220,000	16,977
Wing On Co. International, Ltd.	46,000	96,625
Wing Tai Properties, Ltd.	280,000	113,273
Winteam Pharmaceutical Group, Ltd.	398,000	70,549
Xingye Copper International Group, Ltd.	114,000	22,381
Yeebo International Holdings	158,000	26,828
YGM Trading, Ltd.	32,000	63,038
Yugang International, Ltd.	1,466,000	14,554

		24,276,077

Ireland—1.0%
Aer Lingus (a)	42,387	43,093
Allied Irish Banks plc (c)	218,713	52,408
C&C Group plc (b)	200,973	904,351
C&C Group plc (Settlement Issue)	3,081	13,951
DCC plc	50,148	1,600,007
Dragon Oil plc (a)	76,387	727,110
Elan Corp. plc (a)	1,061	7,317
FBD Holdings plc	13,939	143,277
Glanbia plc	9,357	56,377
Glanbia plc (Settlement Issue)	43,888	271,337
Grafton Group plc	110,585	520,634
Greencore Group plc	89,512	149,719
IFG Group plc	42,623	81,523
Independent News & Media plc (a)	24,691	21,709
Irish Continental Group plc	3,087	77,391
Irish Life & Permanent Group Holdings plc (a)	66,772	38,636
Kingspan Group plc (a)	62,675	561,255
Paddy Power plc	27,063	1,186,241
Smurfit Kappa Group plc	80,404	1,020,609
United Drug plc	82,617	269,254

		7,746,199

Israel—1.1%
Africa Israel Investments, Ltd.	22,019	190,798
Africa Israel Properties, Ltd.	2,071	29,747
Africa Israel Residences, Ltd.	880	13,937
AL-ROV Israel, Ltd.	2,474	94,657
Albaad Massuot Yitzhak, Ltd.	23	376
Alon Holdings Blue Square, Ltd.	4,478	43,694
Alvarion, Ltd. (a)	21,791	41,724
Amot Investments, Ltd.	2,247	6,956
AudioCodes, Ltd. (a)	15,440	91,417
Avgol Industries 1953, Ltd.	13,786	10,533
Azorim-Investment Development & Construction Co., Ltd.	2,824	10,966

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Bayside Land Corp.	146	$35,052
Biocell, Ltd. (a)	2,190	19,316
BioLine RX, Ltd. (a)	25,645	17,620
Blue Square Real Estate, Ltd.	374	10,151
Ceragon Networks, Ltd. (a)	3,977	47,428
Clal Biotechnology Industries, Ltd. (a)	7,766	49,324
Clal Industries and Investments, Ltd.	28,708	215,802
Clal Insurance Enterprise Holdings, Ltd.	9,401	276,126
Compugen, Ltd. (USD) (a)	6,352	32,649
Dan Vehicle & Transportation DVT, Ltd.	122	1,044
Delek Automotive Systems, Ltd.	11,864	145,473
Delek Energy Systems, Ltd. (a)	329	139,161
Delek The Israeli Fuel Corp., Ltd.	453	14,829
Delta-Galil Industries, Ltd.	1,404	10,604
Direct Insurance Financial Investments, Ltd.	2,601	7,349
DS Apex Holdings, Ltd.	3,587	21,312
El Al Israel Airlines	115,685	45,083
Elbit Imaging, Ltd.	5,286	62,963
Electra Real Estate, Ltd.	1,409	10,356
Electra, Ltd.	423	52,644
Elron Electronic Industries	9,922	57,839
Equital, Ltd. (a)	550	4,976
Evogene, Ltd. (a)	5,924	32,974
EZchip Semiconductor, Ltd. (a)	5,994	175,902
First International Bank of Israel, Ltd.	7,844	122,710
FMS Enterprises Migun, Ltd.	910	24,937
Formula Systems 1985, Ltd.	4,463	84,414
Frutarom Industries, Ltd.	16,158	171,764
Fundtech, Ltd. (a)	965	16,746
Fundtech, Ltd. (USD) (a)	1,698	29,545
Gilat Satellite Networks, Ltd. (a)	11,183	59,940
Given Imaging, Ltd. (a)	6,316	121,747
Golf & Co., Ltd.	4,811	25,422
Granite Hacarmel Investments, Ltd.	15,628	30,968
Hadera Paper, Ltd.	1,047	76,871
Harel Insurance Investments & Financial Services, Ltd.	4,104	257,249
Hot Telecommunication System, Ltd.	5,608	102,517
Industrial Buildings Corp.	6,600	14,168
Israel Discount Bank, Ltd.	199,065	419,468
Ituran Location & Control, Ltd.	5,023	74,800
Jerusalem Oil Exploration (a)	4,987	103,838
Kamada (a)	5,991	55,057
Kerur Holdings, Ltd.	931	12,691
Maabarot Products, Ltd.	4,183	57,350
Magic Software Enterprises, Ltd. (a)	1,143	8,574
Makhteshim-Agan Industries, Ltd.	109,568	579,248
Matrix IT, Ltd.	10,543	69,673
Melisron, Ltd.	1,959	46,394
Mellanox Technologies, Ltd. (a)	8,069	202,175
Menorah Mivtachim Holdings, Ltd.	15,439	210,449
Migdal Insurance & Financial Holding, Ltd.	113,126	211,337
Mizrahi Tefahot Bank, Ltd.	6,517	73,545
Naphtha Israel Petroleum Corp., Ltd. (a)	16,352	63,544
Ness Technologies, Inc. (USD) (a)	1,333	8,526
Neto ME Holdings, Ltd. (a)	1,150	72,957
NetVision, Ltd.	3,945	52,240
NICE Systems, Ltd. (a)	23,426	865,571
Oil Refineries, Ltd.	367,242	269,863

Security Description	Shares	Value

Israel—(Continued)
Ormat Industries	27,534	$203,205
Osem Investments, Ltd.	13,851	233,392
Paz Oil Co., Ltd.	1,405	263,327
Plasson	1,247	29,579
RADVision, Ltd. (a)	2,383	27,455
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,823	67,772
Retalix, Ltd.	9,715	139,553
Scailex Corp., Ltd.	2,628	54,169
Shikun & Binui, Ltd.	74,644	217,471
Shufersal, Ltd.	34,594	213,620
Space Communication, Ltd. (a)	729	14,265
Strauss Group, Ltd.	12,514	204,365
Suny Electronics, Ltd.	3,311	42,910
The Israel Land Development Co., Ltd.	1,512	12,588
The Phoenix Holdings, Ltd.	18,314	65,552
Tower Semiconductor, Ltd. (a)	73,221	100,352
Union Bank of Israel	15,420	78,007

		8,584,662

Italy—3.2%
ACEA S.p.A.	27,772	327,905
AcegasAps S.p.A.	8,490	46,354
Acotel Group S.p.A.	81	4,510
Aedes S.p.A. (a)	98,520	25,407
Alerion Cleanpower S.p.A.	37,583	30,371
Amplifon S.p.A.	40,752	247,820
Ansaldo STS S.p.A. (a) (b)	33,818	495,970
Antichi Pellettieri S.p.A.	981	766
Arnoldo Mondadori Editore S.p.A. (b)	53,051	207,212
AS Roma S.p.A. (a)	4,139	6,424
Ascopiave S.p.A.	4,836	11,137
Astaldi S.p.A.	26,266	217,112
Autogrill S.p.A. (b)	58,608	825,536
Azimut Holding S.p.A.	55,054	615,623
Banca Finnat Euramerica S.p.A.	51,884	34,953
Banca Generali S.p.A.	18,656	284,269
Banca IFIS S.p.A.	5,159	38,220
Banca Intermobiliare S.p.A.	16,613	99,813
Banca Popolare dell’Emilia Romagna Scrl	101,967	1,229,595
Banca Popolare dell’Etruria e del Lazio (a)	17,966	78,251
Banca Popolare di Milano Scarl (b)	138,838	522,477
Banca Popolare di Sondrio (b)	125,032	1,064,105
Banca Profilo S.p.A.	64,232	33,539
Banco di Desio e della Brianza S.p.A.	21,066	114,751
BasicNet S.p.A.	4,027	14,373
Benetton Group S.p.A. (b)	38,769	291,116
Biesse S.p.A.	6,021	62,398
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	24,630
Brembo S.p.A.	15,672	193,285
Bulgari S.p.A. (b)	69,332	1,202,251
Buongiorno S.p.A. (a)	25,547	48,398
Buzzi Unicem S.p.A. (b)	39,838	580,558
Caltagirone Editore S.p.A.	6,273	15,906
Carraro S.p.A.	5,504	31,042
Cementir Holding S.p.A.	25,410	75,907
CIR-Compagnie Industriali Riunite S.p.A. (b)	272,712	613,176
Credito Artigiano S.p.A.	13,358	26,673
Credito Bergamasco S.p.A.	1,543	51,281

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Credito Emiliano S.p.A. (b)	41,264	$271,087
Danieli & C Officine Meccaniche S.p.A.	4,753	144,454
Datalogic S.p.A.	4,380	37,555
Davide Campari-Milano S.p.A.	166,597	1,128,975
De’Longhi S.p.A.	11,168	107,900
DeA Capital S.p.A. (a)	18,071	39,739
DiaSorin S.p.A.	10,834	477,146
Digital Multimedia Technologies S.p.A. (a)	3,021	93,550
EEMS Italia S.p.A. (a)	5,312	10,299
Elica S.p.A.	1,718	3,931
Engineering Ingegneria Informatica S.p.A.	737	24,245
ERG S.p.A.	25,612	364,225
Esprinet S.p.A.	13,663	118,061
Eurotech S.p.A. (a) (b)	15,434	50,364
Falck Renewables S.p.A.	12,332	28,190
Fiera Milano S.p.A.	6,655	39,996
FNM S.p.A. (a)	4,399	3,063
Fondiaria-Sai S.p.A. (b)	17,570	145,936
Gemina S.p.A.	405,139	375,358
Geox S.p.A.	35,122	221,233
Gruppo Coin S.p.A.	22,007	217,597
Gruppo Editoriale L’Espresso S.p.A.	51,547	140,822
Hera S.p.A.	343,858	823,724
IMMSI S.p.A.	61,005	72,557
Impregilo S.p.A.	130,713	436,678
Indesit Co. S.p.A. (b)	17,777	211,301
Industria Macchine Automatiche S.p.A.	3,204	66,331
Interpump Group S.p.A.	25,267	214,540
Iren S.p.A.	195,614	364,446
Italcementi S.p.A. (b)	39,962	408,838
Italmobiliare S.p.A. (b)	4,014	161,459
Juventus Football Club S.p.A. (a)	9,266	10,673
KME Group S.p.A. (b)	80,757	40,294
Landi Renzo S.p.A. (b)	19,545	69,061
Lottomatica S.p.A. (b)	24,620	444,235
Maire Tecnimont S.p.A. (b)	123,579	508,887
Marcolin S.p.A.	1,773	11,139
Mariella Burani S.p.A. (c)	6,116	21,882
MARR S.p.A.	7,654	94,235
Mediolanum S.p.A.	11,543	62,133
Milano Assicurazioni S.p.A. (b)	131,962	170,785
Nice S.p.A. (a)	8,293	35,764
Piaggio & C S.p.A. (b)	64,250	219,524
Piccolo Credito Valtellinese Scarl (b)	96,997	464,571
Pirelli & C. S.p.A. (b)	112,765	991,866
Poltrona Frau S.p.A.	22,268	34,078
Prelios S.p.A. (b)	218,625	170,639
Premafin Finanziaria S.p.A. (b)	43,094	34,062
Prysmian S.p.A.	67,197	1,442,974
Recordati S.p.A.	47,572	478,740
Reno de Medici S.p.A.	38,858	12,297
Reply S.p.A.	388	11,323
Sabaf S.p.A.	947	30,968
SAES Getters S.p.A.	503	5,593
Safilo Group S.p.A.	13,099	235,305
Saras S.p.A.	203,408	527,391
Screen Service Broadcasting Technologies S.p.A.	8,666	6,943
Seat Pagine Gialle S.p.A. (b)	402,113	39,615
Servizi Italia S.p.A.	68	657

Security Description	Shares	Value

Italy—(Continued)
Snai S.p.A. (a)	23,890	$83,008
Societa Cattolica di Assicurazioni Scrl	21,428	580,050
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	356,151
Sogefi S.p.A.	21,121	85,768
Sorin S.p.A.	102,216	285,815
Telecom Italia Media S.p.A.	31,798	8,343
Tiscali S.p.A. (a) (b)	802,477	86,747
Tod’s S.p.A.	4,903	578,818
Trevi Finanziaria S.p.A.	14,111	189,173
Uni Land S.p.A.	4,937	3,529
Unipol Gruppo Finanziario S.p.A.	238,901	172,185
Vianini Lavori S.p.A.	2,113	13,338
Vittoria Assicurazioni S.p.A.	11,118	63,261
Yoox S.p.A. (a) (b)	4,168	57,969
Zignago Vetro S.p.A. (a)	5,573	41,852

		25,378,355

Japan—18.8%
A&D Co., Ltd.	4,000	13,200
Accordia Golf Co., Ltd.	237	168,079
Achilles Corp.	73,000	109,363
ADEKA Corp.	34,800	340,979
Advan Co., Ltd.	8,500	70,551
Aeon Delight Co., Ltd.	7,000	117,555
Aeon Fantasy Co., Ltd.	4,300	43,431
Aeon Hokkaido Corp.	9,600	37,299
Agrex, Inc.	900	8,584
Ahresty Corp.	6,600	55,100
AI Holdings Corp.	21,700	89,139
Aica Kogyo Co., Ltd.	23,600	308,081
Aichi Corp.	12,500	56,786
Aichi Machine Industry Co., Ltd.	37,000	133,213
Aichi Steel Corp. (b)	46,000	279,546
Aichi Tokei Denki Co., Ltd.	9,000	31,059
Aida Engineering, Ltd. (b)	26,800	121,097
Aigan Co., Ltd.	8,000	44,847
Ain Pharmaciez, Inc.	3,400	119,536
Aiphone Co., Ltd.	5,900	98,791
Airport Facilities Co., Ltd.	9,100	39,580
Aisan Industry Co., Ltd. (b)	10,300	106,273
Akebono Brake Industry Co., Ltd. (b)	31,700	162,387
Alconix Corp.	600	15,158
Allied Telesis Holdings KK (b)	29,600	38,623
Alpen Co., Ltd.	6,800	117,811
Alpha Corp.	1,100	12,027
Alpha Systems, Inc.	2,200	34,867
Alpine Electronics, Inc. (b)	19,000	214,172
Alps Logistics Co., Ltd.	2,900	29,647
Altech Co., Ltd.	2,200	8,506
Altech Corp.	2,600	20,072
Amano Corp. (b)	25,900	249,394
Amiyaki Tei Co., Ltd.	20	64,602
Amuse, Inc.	2,600	28,568
Ando Corp.	37,000	55,986
Anest Iwata Corp.	13,000	69,625
Anrakutei Co., Ltd.	3,000	14,571
Anritsu Corp. (b)	47,000	359,442
AOC Holdings, Inc. (b)	17,400	117,303
Aohata Corp.	500	8,213

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
AOI Electronic Co., Ltd.	1,300	$18,552
AOKI Holdings, Inc. (b)	12,900	208,126
Aoyama Trading Co., Ltd.	31,300	497,861
Arakawa Chemical Industries, Ltd.	8,100	79,620
Araya Industrial Co., Ltd.	25,000	41,380
Arc Land Sakamoto Co., Ltd.	4,300	51,144
Arcs Co., Ltd.	10,600	159,434
Argo Graphics, Inc.	1,900	25,136
Ariake Japan Co., Ltd. (b)	8,500	140,896
Arisawa Manufacturing Co., Ltd.	14,700	79,387
Arnest One Corp. (b)	15,200	152,422
Aronkasei Co., Ltd.	4,000	25,152
As One Corp.	5,000	104,750
Asahi Co., Ltd. (b)	4,000	71,524
Asahi Diamond Industrial Co., Ltd. (b)	25,000	482,059
Asahi Holdings, Inc. (b)	8,000	163,538
Asahi Kogyosha Co., Ltd.	11,000	49,223
Asahi Net, Inc.	2,000	7,660
Asahi Organic Chemicals Industry Co., Ltd.	30,000	83,726
Asahi TEC Corp. (a)	325,000	117,796
Asatsu-DK, Inc. (b)	12,600	339,166
Asax Co., Ltd.	18	26,351
Ashimori Industry Co., Ltd.	25,000	39,778
ASICS Trading Co., Ltd.	800	9,753
ASKA Pharmaceutical Co., Ltd.	11,000	97,216
ASKUL Corp. (b)	7,400	105,489
Asunaro Aoki Construction Co., Ltd.	7,000	40,341
Atom Corp.	37,000	108,641
Atsugi Co., Ltd.	88,000	110,571
Autobacs Seven Co., Ltd.	11,300	431,412
Avex Group Holdings, Inc.	13,100	160,486
Bals Corp.	38	36,407
Bando Chemical Industries, Ltd.	37,000	170,761
Bank of the Ryukyus, Ltd.	19,800	224,222
Belc Co., Ltd.	5,700	65,009
Belluna Co., Ltd.	11,950	76,519
Benefit One, Inc.	11	7,562
Best Denki Co., Ltd.	26,000	71,499
BIC Camera, Inc.	196	78,401
BML, Inc. (b)	3,600	101,863
Bookoff Corp.	6,000	43,279
Bunka Shutter Co., Ltd.	21,000	64,175
CAC Corp.	6,200	51,208
Calsonic Kansei Corp. (b)	75,000	299,021
Can Do Co., Ltd.	33	29,226
Canon Electronics, Inc.	7,900	214,606
Capcom Co., Ltd. (b)	21,500	413,012
Carchs Holdings Co., Ltd. (a)	62,800	20,486
Cawachi, Ltd.	8,100	153,269
Cedyna Financial Corp.	62,400	116,854
Central Glass Co., Ltd.	83,000	335,931
Central Security Patrols Co., Ltd.	3,300	32,826
Central Sports Co., Ltd.	300	3,280
Century Leasing System, Inc.	23,900	394,435
CHI Group Co., Ltd. (a)	5,700	16,872
Chino Corp.	14,000	34,624
Chiyoda Co., Ltd. (b)	11,800	150,120
Chiyoda Integre Co., Ltd.	4,400	63,126
Chofu Seisakusho Co., Ltd.	9,200	231,751

Security Description	Shares	Value

Japan—(Continued)
Chori Co., Ltd.	64,000	$76,549
Chubu Shiryo Co., Ltd.	12,200	93,906
Chudenko Corp.	12,400	156,907
Chuetsu Pulp & Paper Co., Ltd.	44,000	79,248
Chugai Mining Co., Ltd.	67,700	26,104
Chugai Ro Co., Ltd.	25,000	111,453
Chugoku Marine Paints, Ltd.	22,000	185,260
Chuo Denki Kogyo Co., Ltd.	8,000	39,821
Chuo Spring Co., Ltd.	17,000	66,512
Circle K Sunkus Co., Ltd.	21,000	318,924
CKD Corp. (b)	23,900	240,530
Clarion Co., Ltd. (b)	51,000	83,319
Cleanup Corp.	12,700	84,647
CMIC Co., Ltd. (b)	2,800	46,540
CMK Corp. (b)	28,000	123,136
Co-Op Chemical Co., Ltd. (a) (b)	14,000	21,406
Coca-Cola Central Japan Co., Ltd.	10,400	141,863
cocokara fine HOLDINGS, Inc.	6,200	131,311
Colowide Co., Ltd. (b)	15,500	80,704
Computer Engineering & Consulting, Ltd.	6,000	30,866
Computer Institute of Japan, Ltd.	2,000	6,483
COMSYS Holdings Corp. (b)	49,200	498,578
Core Corp.	3,000	24,369
Corona Corp.	6,600	65,802
Cosel Co., Ltd. (b)	6,700	103,843
Cosmos Pharmaceutical Corp. (b)	3,000	125,589
Create Medic Co., Ltd.	1,800	17,833
Cross Plus, Inc.	1,100	9,299
CSK Holdings Corp. (b)	59,050	180,496
CTI Engineering Co., Ltd.	4,700	32,031
Cybernet Systems Co., Ltd.	39	10,265
Cybozu, Inc.	119	25,577
Dai Nippon Toryo Co., Ltd. (b)	35,000	46,937
Dai-Dan Co., Ltd.	16,000	98,393
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	43,627
Daibiru Corp.	21,200	184,415
Daido Kogyo Co., Ltd.	9,000	17,849
Daido Metal Co., Ltd. (b)	16,000	130,482
Daidoh, Ltd. (b)	8,800	84,666
Daifuku Co., Ltd.	42,000	306,488
Daihen Corp.	48,000	202,392
Daiichi Chuo Kisen Kaisha (b)	56,000	111,635
Daiichi Jitsugyo Co., Ltd.	20,000	79,311
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,200	45,436
Daiken Corp.	33,000	121,655
Daiki Aluminium Industry Co., Ltd.	19,000	59,683
Daiki Ataka Engineering Co., Ltd.	3,000	10,846
Daiko Clearing Services Corp.	5,600	20,906
Daikoku Denki Co., Ltd.	4,200	50,079
Daikokutenbussan Co., Ltd.	1,300	41,420
Daikyo, Inc. (b)	119,000	185,466
Dainichi Co., Ltd.	5,300	39,836
Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (b)	28,000	135,315
Daio Paper Corp. (b)	37,000	285,200
Daiseki Co., Ltd. (b)	13,700	268,803
Daiso Co., Ltd.	27,000	91,729
Daisyo Corp. (b)	4,900	58,016
Daito Electron Co., Ltd.	100	689

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiwa Industries, Ltd.	18,000	$93,661
Daiwabo Holdings Co., Ltd. (b)	64,000	131,983
DC Co., Ltd.	6,200	18,325
DCM Japan Holdings Co., Ltd. (b)	42,600	258,876
Denki Kogyo Co., Ltd.	29,000	157,357
Denyo Co., Ltd.	12,200	181,087
Descente, Ltd.	18,000	81,272
DMW Corp.	700	12,587
Doshisha Co., Ltd.	4,600	91,867
Doutor Nichires Holdings Co., Ltd.	13,200	160,275
Dr. Ci:Labo Co., Ltd. (b)	55	203,290
DTS Corp.	8,900	88,710
Duskin Co., Ltd.	24,300	450,903
Dwango Co., Ltd. (b)	34	85,593
Dydo Drinco, Inc.	4,800	187,604
Dynic Corp.	5,000	9,038
Eagle Industry Co., Ltd.	13,000	136,188
Earth Chemical Co., Ltd.	4,200	141,218
Ebara Jitsugyo Co., Ltd.	500	7,405
EDION Corp. (b)	36,200	306,038
Eidai Co., Ltd.	2,000	9,327
Eiken Chemical Co., Ltd.	7,500	86,929
Eizo Nanao Corp. (b)	8,100	191,195
Elematec Corp.	4,600	62,078
Enplas Corp. (b)	5,700	75,339
Enshu, Ltd. (a)	7,000	8,626
Ensuiko Sugar Refining Co., Ltd. (b)	9,000	22,508
EPS Co., Ltd. (b)	45	105,099
ESPEC Corp.	8,800	73,679
Excel Co., Ltd.	1,300	16,266
Exedy Corp. (b)	11,800	356,124
F&A Aqua Holdings, Inc.	2,800	24,202
F-Tech, Inc.	2,700	44,411
Faith, Inc.	272	35,113
Falco Biosystems, Ltd.	3,100	26,101
Fancl Corp. (b)	14,200	199,867
FCC Co., Ltd. (b)	13,300	318,611
FDK Corp. (a) (b)	42,000	67,996
FIDEA Holdings Co., Ltd.	49,216	141,518
First Baking Co., Ltd. (a)	17,000	20,333
Foster Electric Co., Ltd.	8,000	184,221
FP Corp.	5,100	271,456
France Bed Holdings Co., Ltd. (b)	53,000	66,269
Fudo Tetra Corp. (b)	61,400	134,125
Fuji Co., Ltd./Ehime (b)	7,500	147,155
Fuji Corp., Ltd.	12,200	55,421
Fuji Electronics Co., Ltd.	5,200	80,039
Fuji Kiko Co., Ltd.	12,000	43,232
Fuji Kosan Co., Ltd. (a)	11,000	12,252
Fuji Kyuko Co., Ltd.	20,000	102,420
Fuji Oil Co., Ltd.	25,800	339,761
Fuji Seal International, Inc.	8,200	169,864
Fuji Soft, Inc.	9,000	144,307
Fujibo Holdings, Inc.	30,000	61,307
Fujico Co., Ltd.	8,000	99,166
Fujikura Kasei Co., Ltd.	9,600	60,776
Fujimi, Inc.	5,600	77,941
Fujimori Kogyo Co., Ltd.	4,300	63,848
Fujita Kanko, Inc. (b)	30,000	114,897

Security Description	Shares	Value

Japan—(Continued)
Fujitec Co., Ltd.	35,000	$186,481
Fujitsu Frontech, Ltd.	10,900	81,494
Fujitsu General, Ltd. (b)	25,000	127,462
Fujiya Co., Ltd. (a) (b)	48,000	80,029
FuKoKu Co., Ltd.	2,400	22,936
Fukuda Corp.	20,000	82,397
Fukushima Industries Corp.	1,700	20,518
Fukuyama Transporting Co., Ltd. (b)	71,000	342,675
Fumakilla, Ltd.	8,000	32,907
Funai Consulting Co., Ltd.	8,700	55,709
Funai Electric Co., Ltd. (b)	8,700	258,311
Furukawa Battery Co., Ltd. (a) (b)	6,000	36,535
Furukawa Co., Ltd. (b)	124,000	128,839
Furukawa-Sky Aluminum Corp.	39,000	114,027
Furusato Industries, Ltd.	5,400	48,687
Fuso Pharmaceutical Industries, Ltd.	29,000	85,959
Futaba Corp.	17,300	334,212
Futaba Industrial Co., Ltd.	27,800	155,550
Future Architect, Inc.	68	27,224
Fuyo General Lease Co., Ltd.	9,100	267,652
Gakken Co., Ltd.	28,000	57,264
Gecoss Corp.	9,200	42,793
Genki Sushi Co., Ltd.	2,200	23,364
Geo Corp. (b)	147	165,879
GLOBERIDE, Inc. (b)	37,000	42,181
GMO internet, Inc. (b)	14,200	64,694
Godo Steel, Ltd. (b)	63,000	158,318
Goldcrest Co., Ltd.	7,420	146,302
Goldwin, Inc. (a)	20,000	55,817
Gourmet Kineya Co., Ltd.	1,000	5,735
GSI Creos Corp. (a)	13,000	16,963
Gulliver International Co., Ltd. (b)	1,500	57,081
Gun-Ei Chemical Industry Co., Ltd.	20,000	55,884
Gunze, Ltd. (b)	90,000	328,380
H2O Retailing Corp. (b)	61,000	414,921
Hakudo Co., Ltd.	500	5,211
Hakuto Co., Ltd.	5,800	61,174
Hakuyosha Co., Ltd.	2,000	4,436
Hamakyorex Co., Ltd.	1,400	40,679
Hanwa Co., Ltd. (b)	97,000	431,267
Happinet Corp.	3,400	44,580
Harashin Narus Holdings Co., Ltd.	5,600	88,496
Harima Chemicals, Inc.	2,000	14,415
Haruyama Trading Co., Ltd.	2,300	11,505
Haseko Corp. (b)	573,000	438,239
Hayashikane Sangyo Co., Ltd.	12,000	13,483
Hazama Corp.	41,900	64,796
Heiwa Corp. (b)	17,200	267,653
Heiwa Real Estate Co., Ltd.	74,500	172,816
Heiwado Co., Ltd.	13,300	169,203
Hibiya Engineering, Ltd.	11,000	108,445
Hiday Hidaka Corp.	2,100	30,516
Hikari Tsushin, Inc. (b)	11,300	221,986
Hioki EE Corp.	1,500	29,715
HIS Co., Ltd. (b)	8,800	179,497
Hisaka Works, Ltd.	8,000	96,843
Hitachi Business Solution Co., Ltd.	900	8,014
Hitachi Cable, Ltd. (b)	81,000	209,424
Hitachi Koki Co., Ltd. (b)	24,100	232,643

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hitachi Kokusai Electric, Inc. (b)	25,000	$199,046
Hitachi Medical Corp.	7,000	84,910
Hitachi Metals Techno, Ltd.	2,000	9,934
Hitachi Tool Engineering, Ltd.	8,100	88,127
Hitachi Transport System, Ltd.	12,900	180,002
Hitachi Zosen Corp. (a) (b)	309,500	437,495
Hochiki Corp.	8,000	40,817
Hodogaya Chemical Co., Ltd. (b)	27,000	94,631
Hogy Medical Co., Ltd. (b)	4,400	189,247
Hohsui Corp.	12,000	15,112
Hokkaido Gas Co., Ltd.	25,000	77,593
Hokkan Holdings, Ltd.	23,000	81,072
Hokko Chemical Industry Co., Ltd.	8,000	25,593
Hokuetsu Paper Mills, Ltd. (b)	62,500	337,058
Hokuriku Electric Industry Co., Ltd.	22,000	49,704
Hokuriku Electrical Construction Co., Ltd.	1,000	3,416
Hokuriku Gas Co., Ltd.	5,000	13,363
Hokuto Corp.	9,900	224,146
Honeys Co., Ltd. (b)	6,030	63,868
Honshu Chemical Industry Co., Ltd.	2,000	14,573
Horiba, Ltd.	10,100	294,602
Horipro, Inc.	3,600	33,969
Hoshizaki Electric Co., Ltd.	5,800	106,232
Hosiden Corp. (b)	30,100	307,291
Hosokawa Micron Corp.	14,000	63,903
Howa Machinery, Ltd.	36,000	38,534
Hurxley Corp.	800	4,767
I Metal Technology Co., Ltd.	10,000	23,857
I-Net Corp.	3,200	17,681
IBJ Leasing Co., Ltd.	7,200	173,976
Ichibanya Co., Ltd.	2,200	62,687
Ichikawa Co., Ltd.	2,000	3,853
Ichikoh Industries, Ltd.	18,000	41,615
Ichinen Holdings Co., Ltd.	7,000	34,328
Ichiyoshi Securities Co., Ltd.	11,500	78,501
Icom, Inc. (b)	4,200	123,356
IDEC Corp.	8,900	90,645
Ihara Chemical Industry Co., Ltd.	21,000	70,732
Iida Home Max (b)	6,000	55,527
Iino Kaiun Kaisha, Ltd. (b)	38,600	209,484
Ikyu Corp.	57	24,929
Imasen Electric Industrial	7,100	98,647
Imperial Hotel, Ltd.	650	16,256
Impress Holdings, Inc. (a)	4,000	5,466
Inaba Denki Sangyo Co., Ltd.	7,800	221,700
Inaba Seisakusho Co., Ltd.	7,600	84,513
Inabata & Co., Ltd.	23,700	146,031
Inageya Co., Ltd.	10,000	105,239
INES Corp.	18,600	128,982
Information Services International-Dentsu, Ltd.	5,300	36,704
Innotech Corp. (b)	9,900	56,455
Intage, Inc.	1,800	38,574
Internet Initiative Japan, Inc. (b)	24	71,224
Inui Steamship Co., Ltd. (b)	7,900	47,341
Ise Chemical Corp.	4,000	31,387
Iseki & Co., Ltd. (b)	78,000	178,698
Ishihara Sangyo Kaisha, Ltd. (a) (b)	198,000	239,217
Ishii Hyoki Co., Ltd.	1,900	23,426
Ishizuka Glass Co., Ltd.	5,000	10,082

Security Description	Shares	Value

Japan—(Continued)
IT Holdings Corp. (b)	37,400	$393,113
ITC Networks Corp.	7,900	44,605
ITFOR, Inc.	2,700	8,436
Ito En, Ltd. (b)	18,400	319,732
Itochu Enex Co., Ltd.	30,700	176,552
Itochu-Shokuhin Co., Ltd.	1,800	60,583
Itoham Foods, Inc. (b)	69,000	245,889
Itoki Corp.	20,000	47,360
Iwai Securities Co., Ltd.	6,400	36,187
Iwasaki Electric Co., Ltd.	29,000	56,300
IWATANI Corp.	71,000	235,934
Iwatsu Electric Co., Ltd.	37,000	42,914
Izumi Co., Ltd. (b)	19,100	270,097
Izumiya Co., Ltd.	37,000	165,398
Izutsuya Co., Ltd. (a)	27,000	18,267
J-Oil Mills, Inc.	43,000	121,046
Jalux, Inc.	3,500	34,463
Janome Sewing Machine Co., Ltd.	68,000	64,903
Japan Airport Terminal Co., Ltd.	18,100	225,716
Japan Asia Investment Co., Ltd.	20,000	20,780
Japan Aviation Electronics Industry, Ltd. (b)	26,000	181,563
Japan Carlit Co., Ltd.	7,000	38,311
Japan Cash Machine Co., Ltd. (b)	7,900	67,289
Japan Digital Laboratory Co., Ltd.	9,200	109,040
Japan Pulp & Paper Co., Ltd.	35,000	132,355
Japan Pure Chemical Co., Ltd.	14	40,425
Japan Transcity Corp.	23,000	82,138
Japan Vilene Co., Ltd.	11,000	53,824
Jastec Co., Ltd.	5,100	29,520
JBCC Holdings, Inc.	5,700	35,941
JBIS Holdings, Inc.	10,400	35,380
Jeol, Ltd. (b)	29,000	84,789
JFE Shoji Holdings, Inc. (b)	61,000	266,051
Jidosha Buhin Kogyo Co., Ltd.	5,000	24,910
JK Holdings Co., Ltd.	5,600	32,212
JMS Co., Ltd.	13,000	43,329
Joban Kosan Co., Ltd.	19,000	18,290
Joshin Denki Co., Ltd. (b)	18,000	173,377
JSP Corp.	10,700	198,435
Juki Corp. (b)	55,000	122,355
JVC KENWOOD Holdings, Inc.	34,100	164,489
K’s Holdings Corp. (b)	16,300	472,635
kabu.com Securities Co., Ltd. (b)	36,900	126,611
Kadokawa Group Holdings, Inc.	7,900	181,632
Kaga Electronics Co., Ltd.	8,500	100,538
Kakaku.com, Inc. (b)	70	389,391
Kaken Pharmaceutical Co., Ltd. (b)	35,000	420,321
Kameda Seika Co., Ltd.	4,400	73,892
Kamei Corp.	9,000	36,970
Kanaden Corp.	11,000	68,443
Kanagawa Chuo Kotsu Co., Ltd.	16,000	82,349
Kanamoto Co., Ltd.	11,000	84,098
Kandenko Co., Ltd.	44,000	246,418
Kanematsu Corp. (a) (b)	149,000	149,414
Kanematsu Electronics, Ltd.	8,800	87,204
Kanematsu-NNK Corp. (a)	5,000	11,417
Kanto Auto Works, Ltd. (b)	16,700	117,225
Kanto Denka Kogyo Co., Ltd. (b)	18,000	134,397
Kanto Natural Gas Development, Ltd.	12,000	80,572

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kappa Create Co., Ltd. (b)	4,700	$89,037
Kasai Kogyo Co., Ltd.	10,000	55,938
Kasumi Co., Ltd.	16,000	86,601
Katakura Chikkarin Co., Ltd.	8,000	22,424
Katakura Industries Co., Ltd.	9,000	85,791
Kato Sangyo Co., Ltd.	9,500	164,703
Kato Works Co., Ltd.	27,000	80,573
KAWADA TECHNOLOGIES, Inc.	1,400	27,858
Kawai Musical Instruments Manufacturing Co., Ltd.	30,000	62,341
Kawasaki Kinkai Kisen Kaisha	7,000	24,864
Kawashima Selkon Textiles Co., Ltd.	29,000	22,462
Kawasumi Laboratories, Inc.	9,000	62,523
Kayaba Industry Co., Ltd. (b)	74,000	598,115
Keihanshin Real Estate Co., Ltd.	12,900	65,694
Keihin Corp. (b)	10,300	193,581
Keiyo Co., Ltd. (b)	13,300	69,095
Kenedix, Inc. (b)	910	184,923
Kentucky Fried Chicken Japan, Ltd.	3,000	73,106
KEY Coffee, Inc.	5,800	101,774
Kimoto Co., Ltd. (b)	6,700	49,172
Kimura Chemical Plants Co., Ltd.	4,900	28,475
King Jim Co., Ltd.	1,800	13,887
Kinki Nippon Tourist Co., Ltd.	23,000	24,793
Kinki Sharyo Co., Ltd.	11,000	48,109
Kintetsu World Express, Inc.	6,500	203,059
Kinugawa Rubber Industrial Co., Ltd. (b)	16,000	79,256
Kisoji Co., Ltd. (b)	6,800	138,596
Kissei Pharmaceutical Co., Ltd. (b)	12,800	241,247
Kitagawa Iron Works Co., Ltd. (b)	33,000	66,582
Kitano Construction Corp.	24,000	62,631
Kito Corp.	20	18,509
Kitz Corp. (b)	39,000	188,474
Kiyo Holdings, Inc.	316,000	442,866
KOA Corp. (b)	14,000	158,318
Koatsu Gas Kogyo Co., Ltd.	14,000	83,248
Kohnan Shoji Co., Ltd. (b)	10,300	137,926
Kohsoku Corp.	5,000	40,836
Koike Sanso Kogyo Co., Ltd.	13,000	33,611
Koito Industries, Ltd.	7,000	10,910
Kojima Co., Ltd. (b)	12,000	72,569
Kokuyo Co., Ltd.	39,900	304,345
Komai Tekko, Inc.	12,000	34,423
Komatsu Seiren Co., Ltd.	19,000	84,573
Komatsu Wall Industry Co., Ltd. (b)	5,800	58,161
Komeri Co., Ltd. (b)	12,000	306,633
Komori Corp. (b)	33,800	316,479
Konaka Co., Ltd. (b)	12,400	56,960
Konishi Co., Ltd.	7,300	106,548
Kosaido Co., Ltd.	3,700	4,783
Kose Corp. (b)	11,200	277,869
Kosei Securities Co., Ltd.	22,000	20,695
Kourakuen Corp.	3,300	43,059
Krosaki Harima Corp. (b)	26,000	105,545
KRS Corp.	4,200	42,981
Kumagai Gumi Co., Ltd.	59,000	69,658
Kumiai Chemical Industry Co., Ltd. (b)	20,000	59,442
Kura Corp.	5,000	72,502
Kurabo Industries, Ltd.	99,000	179,732
KUREHA Corp.	63,000	293,784

Security Description	Shares	Value

Japan—(Continued)
Kurimoto, Ltd.	57,000	$121,203
Kuroda Electric Co., Ltd.	11,800	147,553
Kyoden Co., Ltd.	3,200	5,340
Kyodo Printing Co., Ltd. (b)	35,000	79,250
Kyodo Shiryo Co., Ltd.	30,000	35,063
Kyoei Steel, Ltd. (b)	8,700	153,991
Kyoei Tanker Co., Ltd.	13,000	26,751
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,500	94,992
Kyokuto Securities Co., Ltd.	10,500	74,212
Kyokuyo Co., Ltd. (b)	34,000	72,297
Kyorin Co., Ltd.	21,000	359,261
Kyoritsu Maintenance Co., Ltd. (b)	4,000	56,871
Kyoritsu Printing Co., Ltd.	6,800	10,105
Kyosan Electric Manufacturing Co., Ltd.	22,000	117,482
Kyoto Kimono Yuzen Co., Ltd.	4,700	52,241
Kyowa Electronics Instruments Co., Ltd.	6,000	19,344
Kyowa Exeo Corp.	33,500	336,585
Kyowa Leather Cloth Co., Ltd.	3,300	12,583
Kyudenko Corp.	20,000	127,352
Laox Co., Ltd. (a)	69,000	40,848
LEC, Inc.	1,900	29,991
Leopalace21 Corp. (b)	71,100	93,632
Life Corp.	15,400	229,575
Lion Corp. (b)	8,000	40,884
Look, Inc.	17,000	26,495
M3, Inc. (b)	49	298,961
Macnica, Inc.	6,600	163,704
Macromill, Inc. (b)	5,200	65,087
Maeda Corp. (b)	87,000	285,335
Maeda Road Construction Co., Ltd. (b)	33,000	340,087
Maezawa Kasei Industries Co., Ltd.	5,200	52,832
Maezawa Kyuso Industries Co., Ltd.	5,300	74,406
Makino Milling Machine Co., Ltd. (b)	56,000	477,661
Mamiya-Op Co., Ltd. (a)	6,000	7,249
Mandom Corp.	7,300	178,950
Mars Engineering Corp. (b)	2,500	42,023
Marubun Corp.	11,600	58,722
Marudai Food Co., Ltd.	49,000	153,262
Maruei Department Store Co., Ltd.	20,000	21,957
Maruha Nichiro Holdings, Inc.	166,000	241,898
Maruka Machinery Co., Ltd.	3,000	23,826
Marukyu Co., Ltd.	700	6,664
Marusan Securities Co., Ltd. (b)	24,400	119,686
Maruwa Co., Ltd. (b)	4,200	136,752
Maruwn Corp.	2,400	6,263
Maruyama Manufacturing Co.Inc	18,000	37,840
Maruzen Showa Unyu Co., Ltd.	28,000	98,441
Maspro Denkoh Corp.	7,200	71,883
Matsuda Sangyo Co., Ltd.	4,700	71,832
Matsui Construction Co., Ltd.	10,000	43,443
Matsuya Co., Ltd. (b)	13,300	72,952
Matsuya Foods Co., Ltd. (b)	3,800	69,388
Max Co., Ltd.	14,000	171,906
Maxvalu Tokai Co., Ltd.	5,500	68,468
MEC Co., Ltd.	4,800	22,617
Megachips Corp. (b)	5,100	91,439
Megane TOP Co., Ltd. (b)	5,600	52,976
Megmilk Snow Brand Co., Ltd.	18,600	286,067
Meidensha Corp. (b)	75,000	335,266

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Meiji Shipping Co., Ltd.	8,500	$31,414
Meiko Network Japan Co., Ltd.	7,300	60,650
Meisei Electric Co., Ltd. (a)	14,000	13,060
Meitec Corp. (b)	13,300	267,382
Meito Sangyo Co., Ltd.	5,000	64,271
Meito Transportation Co., Ltd.	1,400	11,004
Meiwa Corp.	11,700	36,894
Meiwa Estate Co., Ltd.	12,400	69,963
Melco Holdings, Inc.	5,600	181,863
Mikuni Coca-Cola Bottling Co., Ltd.	13,700	121,992
Milbon Co., Ltd. (b)	3,800	104,896
Mimasu Semiconductor Industry Co., Ltd.	6,800	73,365
Ministop Co., Ltd.	5,900	95,858
Mirait Holdings Corp.	26,400	214,657
Misawa Homes Co., Ltd. (a)	13,200	82,327
Mito Securities Co., Ltd.	21,000	31,207
Mitsuba Corp.	12,000	98,876
Mitsubishi Kakoki Kaisha, Ltd.	22,000	50,501
Mitsubishi Paper Mills, Ltd. (b)	124,000	131,835
Mitsubishi Pencil Co., Ltd.	6,500	103,307
Mitsubishi Steel Manufacturing Co., Ltd.	91,000	295,747
Mitsuboshi Belting Co., Ltd.	30,000	164,915
Mitsui High-Tec, Inc.	11,100	59,007
Mitsui Home Co., Ltd.	15,000	81,820
Mitsui Knowledge Industry Co., Ltd.	396	58,892
Mitsui Matsushima Co., Ltd.	31,000	72,659
Mitsui Sugar Co., Ltd. (b)	37,000	156,011
Mitsui-Soko Co., Ltd.	36,000	140,921
Mitsumi Electric Co., Ltd. (b)	18,900	252,776
Mitsuuroko Co., Ltd.	13,000	82,772
Miura Co., Ltd. (b)	10,900	328,567
Miyachi Corp.	1,900	16,212
Miyaji Engineering Group, Inc. (a)	16,000	21,844
Miyakoshi Corp. (a)	600	1,954
Miyoshi Oil & Fat Co., Ltd.	30,000	43,441
Mizuho Investors Securities Co., Ltd. (b)	185,000	172,103
Mizuno Corp. (b)	40,000	169,674
Mochida Pharmaceutical Co., Ltd.	27,000	318,649
Modec, Inc. (b)	6,300	115,466
Monex Beans Holdings, Inc. (b)	433	101,488
Mori Seiki Co., Ltd. (b)	39,700	476,285
Morinaga & Co., Ltd.	75,000	173,976
Morinaga Milk Industry Co., Ltd. (b)	91,000	323,331
Morita Holdings Corp.	14,000	90,898
Morozoff, Ltd.	11,000	35,530
Mory Industries, Inc.	20,000	99,070
MOS Food Services, Inc.	9,900	181,420
Moshi Moshi Hotline, Inc. (b)	8,200	153,855
Mr Max Corp.	13,800	49,459
Murakami Corp.	1,000	13,520
Musashi Seimitsu Industry Co., Ltd.	9,500	227,027
Mutoh Holdings Co., Ltd. (a)	21,000	49,221
NAC Co., Ltd.	1,400	24,442
Nachi-Fujikoshi Corp. (b)	83,000	473,312
Nagaileben Co., Ltd.	3,200	78,950
Nagano Keiki Co., Ltd.	2,100	18,724
Nagatanien Co., Ltd.	8,000	83,550
Nakabayashi Co., Ltd.	17,000	35,257
Nakamuraya Co., Ltd.	18,000	89,647

Security Description	Shares	Value

Japan—(Continued)
Nakano Corp.	4,000	$11,326
Nakayama Steel Works, Ltd. (b)	55,000	75,767
Natori Co., Ltd.	500	4,985
NEC Fielding, Ltd.	8,300	96,367
NEC Leasing, Ltd.	8,100	133,483
NEC Mobiling, Ltd.	4,600	141,329
NEC Networks & System Integration Corp.	11,300	144,305
NET One Systems Co., Ltd. (b)	227	341,720
Neturen Co., Ltd.	15,000	132,113
New Japan Radio Co., Ltd. (b)	15,000	42,454
NIC Corp.	3,400	15,384
Nice Holdings, Inc.	31,000	79,960
Nichia Steel Works, Ltd.	18,000	50,636
Nichias Corp. (b)	43,000	267,557
Nichiban Co., Ltd.	14,000	48,544
Nichicon Corp. (b)	24,800	352,360
Nichiden Corp.	1,500	44,763
Nichiha Corp.	10,500	100,056
Nichii Gakkan Co.	19,700	155,658
Nichirei Corp. (b)	126,000	540,413
Nichireki Co., Ltd.	14,000	69,421
Nidec Copal Corp.	8,800	105,798
Nidec Copal Electronics Corp.	5,200	38,449
Nidec Sankyo Corp.	16,000	112,808
Nidec-Tosok Corp. (b)	11,600	102,658
Nifco, Inc. (b)	19,400	463,709
NIFTY Corp.	47	64,006
Nihon Chouzai Co., Ltd.	1,990	67,319
Nihon Dempa Kogyo Co., Ltd. (b)	6,800	107,160
Nihon Eslead Corp. (b)	4,600	41,682
Nihon Kagaku Sangyo Co., Ltd.	3,000	25,367
Nihon Kohden Corp.	14,800	322,368
Nihon M&A Center, Inc.	13	69,030
Nihon Nohyaku Co., Ltd. (b)	15,000	68,202
Nihon Parkerizing Co., Ltd.	19,000	263,296
Nihon Plast Co., Ltd.	2,300	19,247
Nihon Shokuhin Kako Co., Ltd.	3,000	15,551
Nihon Tokushu Toryo Co., Ltd.	2,200	9,542
Nihon Trim Co., Ltd.	100	2,439
Nihon Unisys, Ltd.	25,200	166,234
Nihon Yamamura Glass Co., Ltd.	45,000	127,764
Nikkiso Co., Ltd. (b)	28,000	235,517
Nikko Co., Ltd.	14,000	60,722
Nippo Corp. (b)	30,000	241,617
Nippon Beet Sugar Manufacturing Co., Ltd.	53,000	119,101
Nippon Carbide Industries Co., Inc. (a) (b)	13,000	30,313
Nippon Carbon Co., Ltd.	36,000	86,553
Nippon Ceramic Co., Ltd.	6,400	131,371
Nippon Chemi-Con Corp.	63,000	316,636
Nippon Chemical Industrial Co., Ltd.	30,000	68,866
Nippon Chemiphar Co., Ltd.	10,000	32,016
Nippon Coke & Engineering Co. (b)	80,000	160,445
Nippon Columbia Co., Ltd. (a)	37,000	16,540
Nippon Concrete Industries Co., Ltd. (b)	10,000	32,229
Nippon Denko Co., Ltd. (b)	33,000	197,386
Nippon Densetsu Kogyo Co., Ltd.	16,000	170,850
Nippon Denwa Shisetsu Co., Ltd.	16,000	52,583
Nippon Felt Co., Ltd.	7,000	34,740
Nippon Filcon Co., Ltd.	6,600	33,809

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Fine Chemical Co., Ltd.	7,400	$47,116
Nippon Flour Mills Co., Ltd.	57,000	259,584
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	29,600
Nippon Gas Co., Ltd. (b)	12,500	169,364
Nippon Hume Corp.	6,000	27,681
Nippon Kanzai Co., Ltd.	2,300	39,959
Nippon Kasei Chemical Co., Ltd.	26,000	54,343
Nippon Kinzoku Co., Ltd.	29,000	52,090
Nippon Koei Co., Ltd.	36,000	130,917
Nippon Konpo Unyu Soko Co., Ltd.	30,000	336,716
Nippon Koshuha Steel Co., Ltd. (b)	34,000	42,362
Nippon Light Metal Co., Ltd. (b)	268,000	531,014
Nippon Metal Industry Co., Ltd. (b)	57,000	65,422
Nippon Parking Development Co., Ltd.	803	35,168
Nippon Pillar Packing Co., Ltd. (b)	11,000	103,209
Nippon Piston Ring Co., Ltd. (b)	28,000	57,509
Nippon Seiki Co., Ltd.	15,000	181,044
Nippon Seisen Co., Ltd.	15,000	82,820
Nippon Sharyo, Ltd. (b)	32,000	146,527
Nippon Shinyaku Co., Ltd.	21,000	270,714
Nippon Signal Co., Ltd. (b)	17,800	134,715
Nippon Soda Co., Ltd.	72,000	298,369
Nippon Steel Trading Co., Ltd.	22,000	66,449
Nippon Suisan Kaisha, Ltd. (b)	88,600	247,271
Nippon Thompson Co., Ltd.	30,000	237,251
Nippon Valqua Industries, Ltd.	32,000	90,468
Nippon Yakin Kogyo Co., Ltd. (b)	46,000	104,482
Nippon Yusoki Co., Ltd.	7,000	18,258
Nipro Corp.	18,300	361,958
NIS Group Co., Ltd.	82,900	9,026
Nishimatsu Construction Co., Ltd. (b)	161,000	256,760
Nishimatsuya Chain Co., Ltd.	23,000	187,012
Nissan Shatai Co., Ltd.	38,000	284,185
Nissei Corp.	10,500	90,069
Nissei Plastic Industrial Co., Ltd.	900	3,082
Nissen Holdings Co., Ltd.	14,000	87,104
Nissha Printing Co., Ltd. (b)	11,000	238,553
Nisshin Fudosan Co.	7,000	37,042
Nissin Corp.	30,000	81,189
Nissin Electric Co., Ltd.	21,000	174,810
Nissin Kogyo Co., Ltd.	15,800	271,099
Nissin Sugar Manufacturing Co., Ltd.	12,000	27,050
Nissui Pharmaceutical Co., Ltd.	6,200	52,525
Nitta Corp.	10,900	196,877
Nittan Valve Co., Ltd.	10,500	38,974
Nittetsu Mining Co., Ltd.	39,000	196,484
Nitto Boseki Co., Ltd.	112,000	263,864
Nitto Fuji Flour Milling Co., Ltd.	4,000	14,911
Nitto Kogyo Corp.	9,100	104,401
Nitto Kohki Co., Ltd.	4,400	110,980
Nitto Seiko Co., Ltd.	12,000	39,145
Nittoc Construction Co., Ltd. (b)	8,000	19,658
Noevir Holdings Co., Ltd. (a)	2,700	30,272
NOF Corp.	72,000	330,555
Nohmi Bosai, Ltd.	9,000	57,525
Nomura Co., Ltd.	19,000	55,781
Noritake Co., Ltd. (b)	47,000	198,226
Noritsu Koki Co., Ltd.	9,400	56,322
Noritz Corp. (b)	8,900	158,065

Security Description	Shares	Value

Japan—(Continued)
NS Solutions Corp. (b)	9,000	$171,139
NS United Kaiun Kaisha, Ltd. (b)	32,000	67,607
NSD Co., Ltd. (b)	16,800	168,467
Obara Corp. (b)	4,100	51,182
Obayashi Road Corp.	15,000	43,132
OBIC Business Consultants, Ltd.	2,100	128,506
Oenon Holdings, Inc.	21,000	47,877
Ohara, Inc. (b)	4,400	49,817
Oiles Corp.	10,600	205,006
Okabe Co., Ltd.	18,600	106,385
Okamoto Industries, Inc.	29,000	105,566
Okamura Corp. (b)	30,000	169,627
Okano Valve Manufacturing Co.	3,000	18,014
Okasan Securities Group, Inc.	90,000	343,603
Okaya Electric Indstries Co., Ltd.	800	5,013
OKI Electric Cable Co., Ltd.	6,000	12,903
OKI Electric Industry Co., Ltd.	289,000	230,446
OKK Corp.	34,000	44,677
Okuma Holdings, Inc. (b)	72,000	592,389
Okumura Corp. (b)	77,000	323,967
Okura Industrial Co., Ltd.	24,000	76,628
Okuwa Co., Ltd.	10,000	103,359
Olympic Corp.	9,300	65,730
ONO Sokki Co., Ltd.	9,000	26,096
Onoken Co., Ltd.	5,200	48,687
Onward Holdings Co., Ltd. (b)	61,000	455,455
Optex Co., Ltd.	2,900	41,414
Organo Corp.	13,000	94,237
Origin Electric Co., Ltd.	11,000	63,658
Osaka Organic Chemical Industry, Ltd. (b)	6,200	32,346
Osaka Steel Co., Ltd. (b)	8,000	146,912
Osaki Electric Co., Ltd. (b)	11,000	101,401
OSG Corp. (b)	29,300	424,792
Oyo Corp.	7,600	74,481
Pacific Industrial Co., Ltd.	24,000	121,203
Pacific Metals Co., Ltd. (b)	32,000	237,767
Pal Co, Ltd.	1,400	41,948
PanaHome Corp. (b)	38,000	247,049
Panasonic Electric Works Information Systems Co., Ltd.	1,300	32,407
Panasonic Electric Works SUNX Co., Ltd.	12,600	67,133
Paramount Bed Co., Ltd.	6,400	174,820
Parco Co., Ltd. (b)	30,100	297,130
Paris Miki, Inc.	11,400	117,209
Park24 Co., Ltd. (b)	23,700	228,241
Pasco Corp. (a)	17,000	64,697
Pasona Group, Inc.	76	64,552
Penta-Ocean Construction Co., Ltd. (b)	127,000	316,790
PGM Holdings KK	209	114,891
PIA Corp. (a) (b)	3,600	36,057
Pigeon Corp.	7,500	233,607
Pilot Corp. (b)	44	81,281
Piolax, Inc.	4,500	108,735
Pioneer Corp. (b)	115,500	482,820
Plenus Co., Ltd.	8,000	121,284
Point, Inc.	6,200	260,674
Press Kogyo Co., Ltd. (b)	44,000	187,653
Pressance Corp.	4,200	55,310
Prima Meat Packers, Ltd.	65,000	79,316

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Pronexus, Inc.	8,100	$40,069
PS Mitsubishi Construction Co., Ltd.	9,900	42,865
Raito Kogyo Co., Ltd.	26,100	96,686
Rasa Industries, Ltd.	33,000	50,332
Renown, Inc. (a)	25,700	49,369
Resort Solution Co., Ltd.	4,000	6,350
Resort Trust, Inc. (b)	13,100	179,162
Rheon Automatic Machinery Co., Ltd.	5,000	11,828
Rhythm Watch Co., Ltd.	57,000	86,082
Ricoh Leasing Co., Ltd.	8,300	203,364
Right On Co., Ltd.	5,500	26,453
Riken Corp.	38,000	158,850
Riken Keiki Co., Ltd.	7,800	65,401
Riken Technos Corp.	22,000	69,107
Riken Vitamin Co., Ltd.	3,100	77,997
Ringer Hut Co., Ltd. (b)	6,200	76,401
Riso Kagaku Corp.	6,979	120,237
Riso Kyoiku Co., Ltd.	766	37,897
Rock Field Co., Ltd.	4,700	76,863
Rohto Pharmaceutical Co., Ltd. (b)	10,000	107,648
Roland Corp.	10,200	121,385
Roland DG Corp. (b)	3,700	52,947
Round One Corp.	45,100	208,056
Royal Holdings Co., Ltd.	9,400	93,012
Ryobi, Ltd. (b)	67,000	269,554
Ryoden Trading Co., Ltd.	15,000	99,130
Ryohin Keikaku Co., Ltd. (b)	9,500	386,823
Ryosan Co., Ltd.	15,800	379,955
Ryoshoku, Ltd.	3,500	73,831
Ryoyo Electro Corp. (b)	11,000	113,352
S&B Foods, Inc.	2,000	19,263
S. Foods, Inc.	7,000	58,705
Sagami Chain Co., Ltd.	4,000	22,782
Saibu Gas Co., Ltd.	129,000	319,594
Saizeriya Co., Ltd. (b)	12,200	186,223
Sakai Chemical Industry Co., Ltd.	45,000	217,052
Sakai Heavy Industries, Ltd.	6,000	13,077
Sakai Ovex Co., Ltd.	18,000	29,793
Sakata INX Corp.	20,000	94,962
Sakata Seed Corp. (b)	14,200	208,221
Sala Corp.	11,000	51,565
San Holdings, Inc.	1,600	25,481
San-A Co., Ltd.	3,300	129,377
San-Ai Oil Co., Ltd.	25,000	134,107
San-In Godo Bank, Ltd.	86,000	644,195
Sanden Corp. (b)	56,000	236,124
Sanei-International Co., Ltd. (b)	5,700	67,403
Sangetsu Co., Ltd.	9,900	228,716
Sanix, inc. (a)	9,500	26,628
Sanken Electric Co., Ltd. (b)	53,000	313,761
Sanki Engineering Co., Ltd.	29,000	181,844
Sanko Metal Industries Co., Ltd.	10,000	29,854
Sankyo Seiko Co., Ltd.	23,700	81,319
Sankyo-Tateyama Holdings, Inc.	109,000	176,081
Sankyu, Inc.	118,000	567,404
Sanoh Industrial Co., Ltd.	10,500	86,808
Sanshin Electronics Co., Ltd.	12,600	105,808
Sansui Electric Co., Ltd. (a)	316,000	11,453
Sanwa Holdings Corp. (b)	116,000	391,784

Security Description	Shares	Value

Japan—(Continued)
Sanyo Chemical Industries, Ltd.	32,000	$270,491
Sanyo Denki Co., Ltd.	17,000	135,146
Sanyo Housing Nagoya Co., Ltd.	27	25,607
Sanyo Shokai, Ltd. (b)	45,000	137,690
Sanyo Special Steel Co., Ltd.	54,000	289,670
Sasebo Heavy Industries Co., Ltd.	37,000	75,994
Sato Corp.	8,600	114,189
Sato Shoji Corp.	7,200	43,929
Satori Electric Co., Ltd.	6,600	42,022
Sawai Pharmaceutical Co., Ltd. (b)	6,200	537,828
Saxa Holdings, Inc.	17,000	29,576
Scroll Corp.	9,500	36,154
Secom Joshinetsu Co., Ltd.	900	26,947
Seibu Electric Industry Co., Ltd.	2,000	8,940
Seika Corp.	28,000	76,791
Seikagaku Corp.	12,700	159,575
Seikitokyu Kogyo Co., Ltd. (a)	27,000	28,872
Seiko Holdings Corp. (b)	40,000	137,731
Seino Holdings Corp.	32,000	239,906
Seiren Co., Ltd.	20,600	140,804
Sekisui Jushi Corp.	15,000	155,854
Sekisui Plastics Co., Ltd.	21,000	82,965
Senko Co., Ltd.	42,000	135,771
Senshu Electric Co., Ltd.	4,100	50,394
Senshukai Co., Ltd.	14,700	86,670
Shibaura Mechatronics Corp.	13,000	41,301
Shibuya Kogyo Co., Ltd.	4,100	42,152
Shikibo, Ltd.	49,000	58,016
Shikoku Chemicals Corp.	18,000	111,345
Shima Seiki Manufacturing, Ltd.	12,600	325,466
Shimachu Co., Ltd.	23,100	500,961
Shimojima Co., Ltd. (b)	3,000	37,369
Shin Nippon Air Technologies Co., Ltd.	8,100	41,484
Shin Nippon Biomedical Laboratories, Ltd.	7,100	28,909
Shin-Etsu Polymer Co., Ltd.	22,400	133,962
Shin-Keisei Electric Railway Co., Ltd.	12,000	50,018
Shin-Kobe Electric Machinery Co., Ltd. (b)	7,000	95,397
Shinagawa Refractories Co., Ltd.	24,000	79,739
Shindengen Electric Manufacturing Co., Ltd.	35,000	157,726
Shinkawa, Ltd. (b)	7,000	72,484
Shinko Plantech Co., Ltd. (b)	11,700	134,871
Shinko Shoji Co., Ltd.	9,200	81,029
Shinko Wire Co., Ltd.	12,000	21,602
Shinmaywa Industries, Ltd.	49,000	206,625
Shinnihon Corp.	21,900	75,242
Shinsho Corp.	18,000	46,321
Shinwa Co., Ltd.	400	4,640
Ship Healthcare Holdings, Inc.	10,700	135,350
Shiroki Corp.	25,000	83,062
Shizuki Electric Co., Inc.	1,000	3,776
Shizuoka Gas Co., Ltd.	23,500	146,066
SHO-BOND Holdings Co., Ltd. (b)	8,800	235,921
Shobunsha Publications, Inc.	5,300	43,986
Shochiku Co., Ltd. (b)	32,000	232,355
Shoei Co., Ltd.	2,800	23,545
Shoko Co., Ltd.	27,000	37,187
Showa Aircraft Industry Co., Ltd.	1,000	7,720
Showa Corp.	20,800	152,303
Showa Sangyo Co., Ltd.	36,000	104,198

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Siix Corp. (b)	9,300	$129,213
Simplex Technology, Inc.	115	49,184
Sinanen Co., Ltd. (b)	17,000	78,458
Sinfonia Technology Co., Ltd. (b)	33,000	100,471
Sintokogio, Ltd.	23,700	246,096
SKY Perfect JSAT Holdings, Inc. (b)	853	298,953
SMK Corp. (b)	27,000	125,915
SNT Corp.	8,200	35,792
So-net Entertainment Corp. (b)	50	177,420
Soda Nikka Co., Ltd.	3,000	13,176
Sodick Co., Ltd.	22,500	123,142
Soft99 Corp.	2,300	13,894
Sogo Medical Co., Ltd.	2,400	63,617
Sohgo Security Services Co., Ltd.	31,200	341,138
Sotoh Co., Ltd.	3,600	37,176
Space Co., Ltd.	200	1,315
SRA Holdings	4,200	41,609
SRI Sports, Ltd.	47	50,036
ST Corp.	3,700	40,518
St. Marc Holdings Co., Ltd.	2,700	99,166
Star Micronics Co., Ltd.	18,200	202,735
Starzen Co., Ltd.	28,000	81,443
Stella Chemifa Corp.	2,800	109,321
Studio Alice Co., Ltd.	2,500	26,712
Subaru Enterprise Co., Ltd.	1,000	2,904
Sugi Holdings Co., Ltd. (b)	13,300	309,964
Sugimoto & Co., Ltd.	3,800	36,375
Sumida Corp.	7,400	72,060
Sumikin Bussan Corp. (b)	39,000	91,833
Suminoe Textile Co., Ltd.	22,000	48,963
Sumisho Computer Systems Corp. (b)	11,200	157,100
Sumitomo Bakelite Co., Ltd. (b)	79,000	487,725
Sumitomo Densetsu Co., Ltd.	10,500	49,655
Sumitomo Forestry Co., Ltd. (b)	58,500	533,596
Sumitomo Light Metal Industries, Ltd.	125,000	146,490
Sumitomo Mitsui Construction Co., Ltd. (a) (b)	107,000	139,296
Sumitomo Osaka Cement Co., Ltd. (b)	198,000	575,240
Sumitomo Pipe & Tube Co., Ltd.	11,500	96,563
Sumitomo Precision Products Co., Ltd. (b)	13,000	90,939
Sumitomo Real Estate Sales Co., Ltd.	4,030	161,648
Sumitomo Seika Chemicals Co., Ltd.	20,000	104,144
Sun-Wa Technos Corp.	1,700	14,609
SWCC Showa Holdings Co., Ltd. (b)	125,000	157,062
SxL Corp. (a)	40,000	40,521
SystemPro Co., Ltd.	105	111,254
T Hasegawa Co., Ltd. (b)	8,200	133,645
T RAD Co., Ltd. (b)	29,000	123,265
T-GAIA Corp.	71	117,433
TAC Co., Ltd.	1,300	5,010
Tachi-S Co., Ltd.	10,800	189,329
Tachibana Eletech Co., Ltd.	7,100	69,911
Tact Home Co., Ltd.	45	41,156
Tadano, Ltd. (b)	57,000	365,676
Taihei Dengyo Kaisha, Ltd.	14,000	116,551
Taihei Kogyo Co., Ltd.	22,000	107,254
Taiheiyo Cement Corp. (b)	421,000	702,208
Taiho Kogyo Co., Ltd.	11,900	106,247
Taikisha, Ltd. (b)	14,100	268,985
Taisei Lamick Co., Ltd. (b)	1,900	53,215

Security Description	Shares	Value

Japan—(Continued)
Taiyo Ink Manufacturing Co., Ltd. (b)	6,800	$208,201
Taiyo Yuden Co., Ltd. (b)	6,000	79,629
TAIYO, Ltd.	5,000	10,373
Takachiho Koheki Co., Ltd.	400	4,412
Takagi Securities Co., Ltd.	12,000	12,864
Takamatsu Construction Group Co., Ltd.	6,600	107,026
Takano Co., Ltd.	6,600	43,851
Takaoka Electric Manufacturing Co., Ltd. (b)	30,000	131,888
Takara Holdings, Inc. (b)	73,000	359,861
Takara Printing Co., Ltd.	3,100	25,019
Takara Standard Co., Ltd. (b)	49,000	393,295
Takasago International Corp.	29,000	159,768
Takasago Thermal Engineering Co., Ltd. (b)	26,900	239,523
Takashima & Co., Ltd.	6,000	13,048
Take And Give Needs Co., Ltd.	238	16,784
Takihyo Co., Ltd. (b)	8,000	36,982
Takiron Co., Ltd.	22,000	91,294
Takisawa Machine Tool Co., Ltd.	11,000	14,885
Takuma Co., Ltd.	30,000	101,412
Tamron Co., Ltd. (b)	5,700	126,528
Tamura Corp.	27,000	71,113
Tanseisha Co., Ltd.	1,000	4,664
Tatsuta Electric Wire and Cable Co., Ltd. (b)	30,000	129,757
Tayca Corp.	13,000	46,176
TBK Co., Ltd.	11,000	52,710
Teac Corp. (a)	72,000	33,055
TECHNO ASSOCIE Co., Ltd.	300	2,465
Techno Ryowa, Ltd.	4,800	24,179
Tecmo Koei Holdings Co., Ltd.	16,500	132,460
Teikoku Electric Manufacturing Co., Ltd.	3,700	67,880
Teikoku Piston Ring Co., Ltd. (b)	7,900	73,206
Teikoku Sen-I Co., Ltd.	8,000	52,335
Teikoku Tsushin Kogyo Co., Ltd.	20,000	44,461
Tekken Corp. (b)	77,000	118,147
Temp Holdings Co., Ltd. (b)	7,400	66,017
Ten Allied Co., Ltd.	2,600	8,134
Tenma Corp. (b)	11,300	125,601
Teraoka Seisakusho Co., Ltd.	200	918
The Aichi Bank, Ltd.	4,200	262,849
The Akita Bank, Ltd.	95,000	306,000
The Aomori Bank, Ltd.	99,000	305,002
The Awa Bank, Ltd. (b)	73,000	445,391
The Bank of Iwate, Ltd.	7,600	300,526
The Bank of Nagoya, Ltd.	82,000	265,507
The Bank of Okinawa, Ltd.	9,600	390,237
The Bank of Saga, Ltd.	69,000	195,071
The Chiba Kogyo Bank, Ltd. (a)	17,000	97,970
The Chukyo Bank, Ltd. (b)	51,000	123,849
The Daiei, Inc. (a) (b)	41,350	159,365
The Daisan Bank, Ltd.	68,000	176,634
The Daishi Bank, Ltd.	104,000	342,077
The Daito Bank, Ltd.	46,000	29,988
The Ehime Bank, Ltd.	73,000	205,397
The Eighteenth Bank, Ltd.	80,000	223,269
The Fukui Bank, Ltd.	109,000	340,600
The Fukushima Bank, Ltd.	90,000	52,177
The Higashi-Nippon Bank, Ltd.	62,000	134,831
The Higo Bank, Ltd.	96,000	538,166
The Hokkoku Bank, Ltd.	149,000	502,633

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Hokuetsu Bank, Ltd.	93,000	$213,483
The Hyakugo Bank, Ltd.	128,000	572,875
The Hyakujushi Bank, Ltd.	118,000	446,224
The Japan Wool Textile Co., Ltd.	34,000	287,910
The Juroku Bank, Ltd.	162,000	534,324
The Kagoshima Bank, Ltd. (b)	59,000	401,317
The Keihin Co., Ltd.	22,000	24,719
The Keiyo Bank, Ltd.	90,000	452,338
The Kita-Nippon Bank, Ltd.	3,200	78,784
The Maruetsu, Inc. (a)	31,000	114,232
The Michinoku Bank, Ltd.	57,000	109,496
The Mie Bank, Ltd.	39,000	105,545
The Minato Bank, Ltd.	96,000	172,816
The Miyazaki Bank, Ltd.	82,000	197,149
The Musashino Bank, Ltd. (b)	16,100	524,412
The Nagano Bank, Ltd.	27,000	61,000
The Nanto Bank, Ltd.	22,000	106,617
The Nippon Road Co., Ltd. (b)	36,000	119,174
The Nippon Synthetic Chemical Industry Co., Ltd. (b)	25,000	154,947
The Nisshin Oillio Group, Ltd. (b)	62,000	294,382
The Ogaki Kyoritsu Bank, Ltd.	155,000	509,363
The Oita Bank, Ltd.	76,000	258,934
The Okinawa Electric Power Co., Inc.	6,900	315,518
The Pack Corp. (b)	4,900	84,597
The Sankei Building Co., Ltd.	16,700	99,268
The Shibusawa Warehouse Co., Ltd.	17,000	55,892
The Shiga Bank, Ltd. (b)	7,000	36,958
The Shikoku Bank, Ltd.	82,000	252,106
The Shimizu Bank, Ltd.	4,000	177,126
The Sumitomo Warehouse Co., Ltd. (b)	60,000	288,270
The Tochigi Bank, Ltd.	47,000	207,179
The Toho Bank, Ltd.	102,000	277,274
The Tohoku Bank, Ltd.	28,000	44,654
The Tokyo Tomin Bank, Ltd. (b)	14,900	194,418
The Torigoe Co., Ltd.	8,200	71,750
The Tottori Bank, Ltd.	31,000	64,419
The Towa Bank, Ltd.	112,000	136,799
The Yachiyo Bank, Ltd.	7,300	249,595
The Yamagata Bank, Ltd. (b)	68,000	340,945
The Yamanashi Chuo Bank, Ltd.	76,000	370,956
The Yasuda Warehouse Co., Ltd.	7,600	44,659
Tigers Polymer Corp.	2,200	9,967
Titan Kogyo KK (a)	3,000	13,773
TKC	6,000	122,726
TOA Corp.	88,000	174,186
TOA Oil Co., Ltd.	38,000	52,959
TOA Road Corp.	16,000	37,236
Toagosei Co., Ltd. (b)	95,000	492,389
Tobishima Corp. (a)	207,000	90,033
Tobu Store Co., Ltd.	14,000	41,102
TOC Co., Ltd.	40,400	159,241
Tocalo Co., Ltd.	5,300	94,702
Toda Corp. (b)	110,000	434,203
Toda Kogyo Corp. (b)	19,000	169,868
Toei Co., Ltd.	32,000	152,712
Toenec Corp.	15,000	89,168
Toho Co., Ltd.	17,000	61,720
Toho Holdings Co., Ltd.	18,800	206,012

Security Description	Shares	Value

Japan—(Continued)
Toho Real Estate Co., Ltd.	5,700	$35,810
Toho Titanium Co., Ltd. (b)	12,900	331,345
Toho Zinc Co., Ltd. (b)	62,000	290,637
Tohto Suisan Co., Ltd.	8,000	13,531
Tokai Carbon Co., Ltd.	78,000	390,141
Tokai Corp. (b) (c)	14,000	55,817
Tokai Rubber Industries, Inc.	17,300	212,984
Tokai Tokyo Securities Co., Ltd.	107,000	367,138
Token Corp. (b)	2,560	113,355
Toko Electric Corp.	4,000	22,232
Toko, Inc. (b)	37,000	71,971
Tokushu Tokai Holdings Co., Ltd.	56,000	123,136
Tokyo Dome Corp.	69,000	138,383
Tokyo Electron Device, Ltd.	18	34,481
Tokyo Energy & Systems, Inc. (b)	12,000	78,533
Tokyo Individualized Educational Institute, Inc.	10,500	22,073
Tokyo Kaikan Co., Ltd.	3,000	11,163
Tokyo Keiki, Inc.	45,000	65,319
Tokyo Kikai Seisakusho, Ltd.	38,000	33,204
Tokyo Ohka Kogyo Co., Ltd.	19,200	397,593
Tokyo Rakutenchi Co., Ltd.	15,000	47,300
Tokyo Rope Manufacturing Co., Ltd. (b)	57,000	215,549
Tokyo Sangyo Co., Ltd.	9,500	30,852
Tokyo Seimitsu Co.	17,500	314,607
Tokyo Style Co., Ltd.	34,000	245,392
Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	6,995
Tokyo Tekko Co., Ltd.	29,000	92,374
Tokyo Theatres Co., Inc.	24,000	32,727
Tokyotokeiba Co., Ltd. (b)	53,000	68,410
Tokyu Community Corp. (b)	4,300	123,020
Tokyu Construction Co., Ltd.	31,280	93,221
Tokyu Livable, Inc. (b)	7,500	66,057
Toli Corp.	22,000	52,425
Tomato Bank, Ltd.	37,000	72,418
Tomen Devices Corp.	1,300	33,454
Tomen Electronics Corp.	6,600	91,540
Tomoe Corp. (b)	13,400	56,409
Tomoe Engineering Co., Ltd.	3,100	61,231
Tomoegawa Co., Ltd.	11,000	30,965
Tomoku Co., Ltd.	39,000	122,603
TOMONY Holdings, Inc. (a)	65,000	241,090
Tomy Co., Ltd. (b)	25,900	195,265
TONAMI HOLDINGS Co., Ltd.	33,000	65,785
Tonichi Carlife Group, Inc. (a)	13,000	18,566
Topcon Corp. (b)	17,500	93,029
Toppan Forms Co., Ltd.	22,200	193,918
Topre Corp.	16,700	134,375
Topy Industries, Ltd. (b)	94,000	243,685
Toridoll.corp.	26	29,842
Torii Pharmaceutical Co., Ltd. (b)	5,400	107,179
Torishima Pump Manufacturing Co., Ltd.	6,400	95,494
Tosei Corp.	121	41,327
Toshiba Machine Co., Ltd. (b)	58,000	310,805
Toshiba Plant Systems & Services Corp. (b)	19,000	216,008
Toshiba TEC Corp.	63,000	281,624
Tosho Printing Co., Ltd.	29,000	44,205
Totetsu Kogyo Co., Ltd.	10,000	93,828
Touei Housing Corp. (b)	5,155	56,925
Toukei Computer Co., Ltd.	2,400	31,536

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tow Co., Ltd.	600	$3,617
Towa Corp.	3,800	26,879
Towa Pharmaceutical Co., Ltd. (b)	4,300	218,455
Toyo Construction Co., Ltd. (a) (b)	93,000	111,250
Toyo Corp.	10,100	93,837
Toyo Electric Manufacturing Co., Ltd. (b)	12,000	57,267
Toyo Engineering Corp.	54,000	208,771
Toyo Ink Manufacturing Co., Ltd. (b)	89,000	456,989
Toyo Kanetsu K K (b)	50,000	126,822
Toyo Kohan Co., Ltd.	27,000	148,690
Toyo Securities Co., Ltd.	31,000	49,325
Toyo Sugar Refining Co., Ltd.	9,000	11,214
Toyo Tanso Co., Ltd. (b)	4,200	225,512
Toyo Tire & Rubber Co., Ltd. (b)	90,000	221,820
Toyo Wharf & Warehouse Co., Ltd.	27,000	43,317
Toyobo Co., Ltd.	248,000	356,881
Trancom Co., Ltd.	400	6,848
Trans Cosmos, Inc.	9,800	87,376
Trinity Industrial Corp.	1,000	4,195
Trusco Nakayama Corp.	8,400	151,316
TS Tech Co., Ltd.	21,400	377,221
Tsubakimoto Chain Co	61,000	314,691
Tsubakimoto Kogyo Co., Ltd.	1,000	2,561
Tsudakoma Corp.	19,000	48,528
Tsugami Corp. (b)	23,000	161,170
Tsukishima Kikai Co., Ltd.	11,000	105,654
Tsukuba Bank, Ltd.	33,000	99,474
Tsuruha Holdings, Inc.	6,200	282,772
Tsurumi Manufacturing Co., Ltd.	10,000	75,910
Tsutsumi Jewelry Co., Ltd.	3,200	80,531
Tsuzuki Denki Co., Ltd.	6,000	54,545
TV Asahi Corp.	10	15,526
TV Tokyo Holdings Corp.	1,300	17,153
TYK Corp.	6,000	13,428
U-Shin, Ltd.	12,700	98,967
Ube Material Industries, Ltd. (b)	19,000	74,604
Uchida Yoko Co., Ltd.	23,000	72,467
ULVAC, Inc.	17,200	408,129
Unicafe, Inc.	700	3,357
Uniden Corp.	39,000	154,799
Unihair Co., Ltd. (b)	16,900	196,418
Union Tool Co. (b)	5,100	119,769
Unipres Corp.	9,400	188,750
United Arrows, Ltd.	6,800	89,549
Unitika, Ltd. (b)	159,000	127,551
Universe Co., Ltd.	800	12,444
UNY Co., Ltd.	22,600	210,230
Uoriki Co., Ltd.	1,500	16,867
UTOC Corp.	8,600	24,060
Valor Co., Ltd.	15,100	148,817
Vantec Corp. (b)	24	67,404
Vital KSK Holdings, Inc. (b)	14,600	119,241
Wacom Co., Ltd.	147	178,338
Wakachiku Construction Co., Ltd. (a)	34,000	53,401
Wakamoto Pharmaceutical Co., Ltd.	9,000	27,568
Warabeya Nichiyo Co., Ltd.	5,900	73,919
Watabe Wedding Corp.	2,600	23,685
WATAMI Co., Ltd. (b)	7,900	126,179
Weathernews, Inc. (b)	2,700	59,532

Security Description	Shares	Value

Japan—(Continued)
Wood One Co., Ltd.	23,000	$124,528
Xebio Co., Ltd.	12,000	215,846
Y.A.C. Co., Ltd.	3,000	25,516
Yahagi Construction Co., Ltd.	13,000	73,067
Yaizu Suisankagaku Industry Co., Ltd.	4,400	42,719
YAMABIKO Corp.	3,600	43,190
Yamaichi Electronics Co., Ltd.	500	1,643
Yamatane Corp.	38,000	56,011
Yamato Corp.	12,000	46,329
Yamazen Corp.	20,200	117,902
Yaoko Co., Ltd.	2,700	83,675
Yellow Hat, Ltd.	8,000	75,100
Yodogawa Steel Works, Ltd.	61,000	282,583
Yokogawa Bridge Holdings Corp.	14,000	103,215
Yokohama Reito Co., Ltd. (b)	20,100	137,206
Yokowo Co., Ltd.	4,200	31,968
Yomeishu Seizo Co., Ltd.	6,000	57,050
Yomiuri Land Co., Ltd.	13,000	43,658
Yondenko Corp.	12,000	53,936
Yonekyu Corp. (b)	8,000	64,890
Yonex Co., Ltd.	5,900	40,856
Yorozu Corp. (b)	8,600	172,543
Yoshinoya Holdings Co., Ltd. (b)	230	276,626
Yuasa Trading Co., Ltd. (b)	74,000	93,875
Yuken Kogyo Co., Ltd.	16,000	33,635
Yuki Gosei Kogyo Co., Ltd.	6,000	15,032
Yukiguni Maitake Co., Ltd. (b)	8,800	54,800
Yurtec Corp.	22,000	133,696
Yusen Air & Service Co., Ltd. (b)	8,100	127,318
Yushin Precision Equipment Co., Ltd.	3,500	64,190
Yushiro Chemical Industry Co., Ltd. (b)	3,600	48,323
Zenrin Co., Ltd.	7,600	81,261
Zensho Co., Ltd. (b)	26,500	264,136
ZERIA Pharmaceutical Co., Ltd. (b)	10,000	119,797
Zuken, Inc.	9,500	74,145

		148,754,284

Jersey—0.6%
Atrium European Real Estate, Ltd.	13,997	87,865
Beazley plc	386,682	764,538
Charter International plc	66,723	865,140
Henderson Group plc	436,102	1,187,256
Informa plc	243,735	1,629,490
Regus plc	254,437	469,306

		5,003,595

Luxembourg—0.0% .
d’Amico International Shipping S.A	827	1,115
GAGFAH S.A.	31,509	266,855
SAF-Holland S.A. (b)	522	5,713

		273,683

Netherlands—2.1%
Aalberts Industries NV	37,309	886,294
Accell Group	4,278	223,686
AMG Advanced Metallurgical Group NV (a)	3,667	80,352
Arcadis NV (b)	21,457	519,147
ASM International NV	23,464	926,038

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
BE Semiconductor Industries NV (a)	3,905	$35,720
Beter BED Holding NV	8,010	239,498
BinckBank NV	13,932	242,912
Brunel International	5,017	236,713
CSM	30,000	1,061,844
Exact Holding NV	5,521	175,235
Gemalto NV (a)	22,729	1,119,118
Grontmij	6,389	139,486
Heijmans NV	2,304	68,031
Hunter Douglas NV	161	8,221
ICT Automatisering NV	1,424	10,285
Imtech NV	37,205	1,382,475
Kardan NV	10,609	60,155
KAS Bank NV	5,561	92,423
Kendrion NV	2,301	58,696
Koninklijke BAM Groep NV	108,510	836,799
Koninklijke Wessanen NV	13,393	50,801
Macintosh Retail Group NV	3,758	104,958
Mediq NV	24,438	488,584
Nederland Apparatenfabriek	697	23,432
Nutreco Holdings NV (b)	15,915	1,167,785
Ordina NV	30,564	170,215
Pharming Group NV (a)	42,017	10,184
Punch Graphix NV	10,815	52,456
SBM Offshore NV	101,676	2,960,665
Sligro Food Group NV (b)	9,470	319,821
SNS Reaal	8,759	49,673
Telegraaf Media Groep NV	7,365	152,090
Ten Cate NV	16,466	675,384
TKH Group NV	13,693	395,012
TomTom NV (a) (b)	59,637	532,161
Unit 4 Agresso NV	11,050	376,434
USG People NV	31,100	643,634
Wavin NV	7,757	119,883

		16,696,300

New Zealand—0.7%
Abano Healthcare Group, Ltd.	880	3,044
Air New Zealand, Ltd. (b)	152,224	129,052
Auckland International Airport, Ltd.	371,588	628,623
Cavalier Corp., Ltd.	7,259	19,910
Ebos Group, Ltd.	13,074	75,895
Fisher & Paykel Appliances Holdings, Ltd.	203,400	92,540
Fisher & Paykel Healthcare Corp., Ltd.	200,521	481,478
Fletcher Building, Ltd.	43,314	303,846
Freightways, Ltd.	67,366	167,726
Hallenstein Glasson Holdings, Ltd.	8,115	23,367
Infratil, Ltd. (b)	399,354	582,595
Mainfreight, Ltd. (b)	34,053	232,779
Methven, Ltd.	14,148	16,857
Michael Hill International, Ltd.	68,524	45,532
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	9,271
New Image Group, Ltd.	10,000	1,910
New Zealand Oil & Gas, Ltd. (a)	164,407	114,404
Nuplex Industries, Ltd. (b)	100,359	237,605
NZX, Ltd.	28,380	46,385
Opus International Consultants, Ltd. (b)	4,000	6,723
PGG Wrightson, Ltd.	155,850	60,731
Pike River Coal, Ltd. (a) (b) (c)	82,575	0

Security Description	Shares	Value

New Zealand—(Continued)
Port of Tauranga, Ltd.	38,167	$239,053
Pumpkin Patch, Ltd.	1,682	1,737
Pyne Gould Corp, Ltd. (a) (b)	269,826	55,692
Rakon, Ltd. (a)	61,576	54,133
Restaurant Brands New Zealand, Ltd.	29,341	51,323
Rubicon, Ltd. (a)	7,442	6,534
Ryman Healthcare, Ltd.	140,150	253,845
Sanford, Ltd.	314	1,238
Sky City Entertainment, Ltd.	290,907	750,856
Sky Network Television, Ltd. (b)	103,256	443,237
The New Zealand Refining Co., Ltd.	27,432	102,298
The Warehouse Group, Ltd.	53,130	142,433
Tower, Ltd. (a)	94,157	134,595
TrustPower, Ltd.	4,374	24,056
Vector, Ltd.	155,871	297,648
Xero, Ltd.	16,739	31,976

		5,870,927

Norway—1.3%
ABG Sundal Collier Holdings ASA	62,644	86,065
Acta Holding ASA	38,672	22,481
Aker ASA (b)	4,319	132,930
Aktiv Kapital ASA	6,503	46,401
Algeta ASA (a)	5,891	138,927
Atea ASA (a)	33,800	379,934
Austevoll Seafood ASA	48,445	376,420
Bonheur ASA	1,013	30,570
BW Offshore, Ltd. (a)	181,600	485,585
BWG Homes ASA	22,434	96,466
Camillo Eitzen & Co.ASA	4,200	7,665
Cermaq ASA	30,576	540,291
Clavis Pharma ASA (a)	4,640	30,225
Copeinca ASA (a)	12,800	119,670
Deep Sea Supply plc (a) (b)	29,299	76,064
Det Norske Oljeselskap ASA (a)	22,416	116,863
DNO International ASA (b)	462,000	752,261
Dockwise, Ltd. (a) (b)	5,181	140,810
DOF ASA	24,849	250,688
EDB ErgoGroup ASA (a)	5,949	15,702
Eitzen Chemical ASA (a)	123,576	27,532
Ekornes ASA	10,698	285,879
Electromagnetic GeoServices ASA (a)	26,682	52,010
Eltek ASA (a)	110,853	114,138
Farstad Shipping ASA	4,463	149,321
Fornebu Utvikling ASA (a)	23,930	10,536
Ganger Rolf ASA	7,700	210,982
Golar LNG, Ltd.	8,164	208,043
Golden Ocean Group, Ltd. (b)	157,298	201,540
Grieg Seafood ASA (a)	7,998	29,699
Hurtigruten ASA (a)	45,999	39,265
Kongsberg Automotive ASA (b)	160,288	127,125
Leroy Seafood Group ASA	5,195	159,495
Nordic Semiconductor ASA	54,432	189,987
Norse Energy Corp. ASA (a) (b)	126,973	21,545
Norske Skogindustrier ASA	87,500	283,077
Northern Offshore, Ltd. (a)	16,426	43,602
Norwegian Air Shuttle AS (a) (b)	8,200	159,206
Norwegian Energy Co. AS (a)	95,987	251,096
Odfjell SE (Series A)	1,800	15,804

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Opera Software ASA (b)	18,000	$95,585
Panoro Energy ASA (a)	12,697	15,706
PhotoCure ASA (a)	1,700	15,260
Pronova BioPharma AS (a)	45,283	77,821
ProSafe SE	105,031	798,432
Q-Free ASA (a)	8,500	27,049
Salmar ASA	1,875	22,348
Scana Industrier	51,722	68,278
Seabird Exploration, Ltd. (a)	10,616	5,347
Sevan Marine ASA (a) (b)	253,921	277,753
Siem Offshore, Inc. (a)	69,216	155,954
Solstad Offshore ASA	5,597	130,468
Songa Offshore SE (a)	82,163	530,306
SpareBank 1 SMN (b)	36,307	328,573
Stolt-Nielsen, Ltd. (b)	2,483	61,957
Tomra Systems ASA	69,847	569,790
Veidekke ASA	57,200	524,458
Wilh Wilhelmsen Holding ASA	4,791	145,796

		10,276,781

Portugal—0.4%
Altri SGPS S.A. (b)	64,606	150,628
Banco BPI S.A. (b)	108,735	189,442
Banif S.A.	45,433	51,953
Impresa SGPS (a)	3,990	5,609
Inapa-Invest Particip Gesta	63,187	27,821
Mota Engil SGPS S.A.	30,466	78,555
Novabase SGPS S.A. (a)	7,827	34,395
Portucel Empresa Produtora de Pasta e Papel S.A.	118,253	415,651
REN-Redes Energeticas Nacionais S.A.	91,922	326,467
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	9,426
Semapa-Sociedade de Investimento e Gestao	28,354	339,329
Sonae Industria SGPS S.A. (a)	24,230	54,513
Sonae SGPS S.A.	621,500	727,207
Sonaecom SGPS S.A. (a)	42,420	88,804
Teixeira Duarte S.A.	103,277	90,912
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (b)	85,005	446,650

		3,037,362

Singapore—1.3%
Abterra, Ltd. (a)	35,720	34,030
AFP Properties, Ltd.	834,000	231,383
Allgreen Properties, Ltd.	380,000	326,089
Armstrong Industrial Corp., Ltd.	88,000	27,981
Asiasons Capital, Ltd. (a)	71,000	10,720
ASL Marine Holdings, Ltd.	105,000	50,055
Ausgroup, Ltd.	182,000	49,861
Baker Technology, Ltd.	104,000	32,572
Banyan Tree Holdings, Ltd.	155,000	115,403
Biosensors International Group, Ltd. (a)	439,000	411,690
Bonvests Holdings, Ltd.	18,000	14,419
Boustead Singapore, Ltd.	90,000	71,355
Breadtalk Group, Ltd.	73,200	38,382
Broadway Industrial Group, Ltd.	35,000	26,686
Bukit Sembawang Estates, Ltd.	56,000	189,800
Bund Center Investment, Ltd. (a)	552,000	96,098

Security Description	Shares	Value

Singapore—(Continued)
Cerebos Pacific, Ltd. (b)	61,000	$251,373
CH Offshore, Ltd.	70,000	24,038
China Aviation Oil Singapore Corp., Ltd.	91,000	96,844
China Energy, Ltd.	336,000	31,568
China Merchants Holdings Pacific, Ltd.	1,000	521
Chip Eng Seng Corp., Ltd.	215,000	84,496
Chuan Hup Holdings, Ltd.	125,000	21,841
Creative Technology, Ltd.	28,450	78,193
CSC Holdings, Ltd.	175,000	19,477
CSE Global, Ltd. (a)	204,000	203,770
CWT, Ltd.	78,000	75,957
Delong Holdings, Ltd.	91,000	33,969
Etika International Holdings, Ltd.	29,000	7,485
Eu Yan Sang International, Ltd.	65,000	37,932
Ezion Holdings, Ltd. (b)	137,000	72,197
Ezra Holdings, Ltd. (b)	256,799	357,951
Falcon Energy Group, Ltd.	142,000	39,339
First Resources, Ltd. (b)	298,000	311,298
FJ Benjamin Holdings, Ltd.	83,000	24,718
Food Empire Holdings, Ltd.	43,000	16,163
Fragrance Group, Ltd.	207,000	70,688
Freight Links Express Holdings, Ltd.	144,000	8,010
Gallant Venture, Ltd. (a) (b)	325,000	102,839
GK Goh Holdings, Ltd.	12,000	6,441
Goodpack, Ltd. (b)	141,000	217,202
GP Batteries International, Ltd.	21,000	22,665
GP Industries, Ltd.	49,000	21,191
Guocoland, Ltd.	42,000	81,219
Guthrie GTS, Ltd.	64,000	23,813
Healthway Medical Corp., Ltd.	390,000	40,133
HG Metal Manufacturing, Ltd.	38,000	3,472
Hi-P International, Ltd.	132,000	122,680
Hiap Seng Engineering, Ltd.	39,500	15,668
Ho Bee Investment, Ltd.	161,000	181,217
Hong Fok Corp., Ltd.	127,000	56,979
Hong Leong Asia, Ltd.	50,000	111,571
Hotel Grand Central, Ltd.	1,000	643
Hotel Properties, Ltd.	100,000	197,788
HTL International Holdings, Ltd.	69,000	31,951
HupSteel, Ltd.	111,000	20,274
Hwa Hong Corp., Ltd.	110,000	54,490
Hyflux, Ltd. (b)	250,500	428,514
Informatics Education, Ltd.	74,000	6,145
InnoTek, Ltd.	88,000	41,501
Jaya Holdings, Ltd.	154,000	66,050
JES International Holdings, Ltd. (a) (b)	285,000	66,511
Jiutian Chemical Group, Ltd.	213,000	10,878
K1 Ventures, Ltd. (a)	483,000	59,477
Keppel Telecommunications & Transportation, Ltd.	67,000	71,854
Kim Eng Holdings, Ltd.	148,000	358,274
KS Energy Services, Ltd.	72,000	53,355
LC Development, Ltd.	37,200	4,127
Li Heng Chemical Fibre Technologies, Ltd.	309,000	41,580
Lion Asiapac, Ltd.	92,000	16,391
Manhattan Resources, Ltd.	91,000	69,172
Memstar Technology, Ltd.	142,000	6,205
Mercator Lines Singapore, Ltd.	70,000	12,788
Metro Holdings, Ltd.	195,000	127,017
MFS Technology, Ltd.	35,000	4,305

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Midas Holdings, Ltd. (b)	370,000	$220,863
MobileOne, Ltd.	170,000	325,206
Next-Generation Satellite Co. (b)	421,000	14,996
NSL, Ltd.	15,000	17,024
Oceanus Group, Ltd.	436,000	90,041
OKP Holdings, Ltd.	17,000	8,222
Orchard Parade Holdings, Ltd.	108,000	125,758
OSIM International, Ltd. (a) (b)	134,000	170,686
Otto Marine, Ltd.	448,000	89,000
Pan Pacific Hotels Group, Ltd.	84,000	114,594
Pan-United Corp., Ltd.	68,000	27,781
Petra Foods, Ltd.	90,000	114,312
PSC Corp., Ltd.	19,000	3,847
QAF, Ltd.	87,000	43,533
Raffles Education Corp., Ltd. (b)	257,479	159,768
Raffles Medical Group, Ltd.	111,000	197,112
Riverstone Holdings, Ltd.	20,000	7,619
Rotary Engineering, Ltd.	95,000	71,652
Roxy-Pacific Holdings, Ltd.	106,000	38,717
Sapphire Corp., Ltd.	26,000	6,494
SBS Transit, Ltd.	11,500	18,126
SC Global Developments, Ltd.	122,000	133,416
Sim Lian Group, Ltd.	37,500	13,321
Singapore Post, Ltd.	82,544	75,977
Singapore Reinsurance Corp., Ltd.	1,000	253
Sinomem Technology, Ltd.	85,000	46,825
Sinostar PEC Holdings, Ltd. (a)	43,000	5,545
Sinotel Technologies, Ltd. (a)	128,000	28,386
Spice I2I, Ltd.	831,000	39,646
Stamford Land Corp., Ltd.	197,000	96,295
Sunningdale Tech, Ltd.	157,000	20,594
SunVic Chemical Holdings, Ltd.	111,000	62,605
Super Coffeemix Manufacturing, Ltd. (b)	151,000	154,499
Swiber Holdings, Ltd. (a) (b)	114,000	73,767
Swissco Holdings, Ltd. (a)	46,000	10,780
Tat Hong Holdings, Ltd. (b)	124,000	80,236
Technics Oil & Gas, Ltd.	39,000	30,984
Thakral Corp., Ltd.	197,000	4,687
Tiong Woon Corp. Holding, Ltd.	37,000	10,002
Transcu Group, Ltd.	388,000	18,486
Tuan Sing Holdings, Ltd.	231,657	56,823
UMS Holdings, Ltd. (b)	109,000	52,246
United Engineers, Ltd.	99,000	202,033
United Envirotech, Ltd.	94,000	29,536
United Fiber System, Ltd.	426,950	17,031
United Overseas Insurance, Ltd.	4,000	11,046
UOB-Kay Hian Holdings, Ltd.	131,000	183,050
WBL Corp, Ltd.	2,000	6,189
Wee Hur Holdings, Ltd.	72,000	16,552
Wheelock Properties S, Ltd.	82,000	123,034
Wing Tai Holdings, Ltd.	284,000	345,078
XP Power, Ltd.	128	3,595
Yongnam Holdings, Ltd. (b)	440,000	94,103

		10,262,703

Spain—2.2%
Abengoa S.A. (b)	18,306	606,618
Almirall S.A. (a)	35,719	399,889
Amper S.A. (b)	9,934	54,003

Security Description	Shares	Value

Spain—(Continued)
Antena 3 de Television S.A. (b)	42,346	$394,702
Azkoyen S.A. (a) (b)	1,608	4,717
Banco de Sabadell S.A. (b)	15,562	68,221
Banco de Valencia S.A. (b)	45,990	206,077
Banco Pastor S.A. (b)	57,319	275,115
Bankinter S.A. (b)	142,194	976,461
Baron de Ley (a)	1,446	95,324
Bolsas y Mercados Espanoles (b)	31,742	967,771
Caja de Ahorros del Mediterraneo (b)	15,487	136,225
Campofrio Alimentacion S.A. (b)	11,649	132,304
Cementos Portland Valderrivas S.A. (b)	6,989	147,273
Cie Automotive S.A. (a)	5,425	42,711
Codere S.A. (a)	4,587	68,313
Construcciones y Auxiliar de Ferrocarriles S.A.	1,063	604,192
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,065	36,168
Duro Felguera S.A.	44,667	360,699
Ebro Puleva S.A. (b)	40,699	956,839
Elecnor S.A.	1,942	30,407
Ercros S.A. (a)	44,217	59,645
Faes Farma S.A. (Continuous Shares)	59,036	237,940
Fersa Energias Renovables S.A.	1,518	3,025
Fluidra S.A.	4,257	17,350
Fomento de Construcciones y Contratas S.A. (b)	16,688	553,638
Gamesa Corp. Tecnologica S.A.	5,024	52,219
General de Alquiler de Maquinaria S.A. (Rights Issue) (a) (b)	3,636	9,756
Grifols S.A. (b)	73,568	1,285,046
Grupo Catalana Occidente S.A.	29,746	657,802
Grupo Empresarial Ence S.A. (Rights Issue)	60,563	226,204
Grupo Ezentis S.A. (a)	61,530	40,483
Indra Sistemas S.A. (b)	56,786	1,140,295
Inmobiliaria Colonial S.A. (a)	1,026,376	115,009
Jazztel plc (a)	89,761	488,561
La Seda de Barcelona S.A.	1,901,904	212,913
Laboratorios Farmaceuticos Rovi S.A.	2,329	16,996
Miquel y Costas & Miquel S.A.	3,963	123,711
Natra S.A.	7,533	20,302
Natraceutical S.A. (a)	73,246	37,399
NH Hoteles S.A. (b)	53,239	361,506
Obrascon Huarte Lain S.A.	22,034	796,612
Papeles y Cartones de Europa S.A. (b)	17,897	107,723
Pescanova S.A.	4,300	175,370
Prim S.A. (b)	3,013	23,499
Promotora de Informaciones S.A. (b)	84,734	247,768
Prosegur Cia de Seguridad S.A.	8,913	531,430
Quabit Inmobiliaria S.A.	89,523	26,715
Realia Business S.A.	74,911	187,485
Renta Corp. Real Estate S.A.	1,182	2,339
Reyal Urbis S.A. (a)	5,483	9,180
Sacyr Vallehermoso S.A. (a)	16,577	192,739
Service Point Solutions S.A.	29,641	21,421
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a) (b)	34,412	78,002
Sol Melia S.A. (b)	39,954	459,525
Solaria Energia y Medio Ambiente S.A. (a) (b)	3,608	12,189
SOS Cuetara S.A. (b)	72,785	69,636
Tecnicas Reunidas S.A.	12,508	752,602
Telecomunicaciones y Energia (a)	13,592	42,947

MSF-105

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Tubacex S.A. (b)	43,700	$180,256
Tubos Reunidos S.A. (b)	52,975	174,203
Unipapel S.A.	558	9,702
Vidrala S.A.	9,135	278,742
Viscofan S.A.	15,913	632,167
Vocento S.A.	5,362	27,760
Vueling Airlines S.A.	3,389	46,478
Zeltia S.A. (b)	56,742	223,739

		17,534,058

Sweden—2.7%
AarhusKarlshamn AB	12,245	348,983
Acando AB	35,170	88,565
Active Biotech AB (a)	18,626	472,836
AddNode AB	1,849	9,663
AddTech AB	5,772	172,962
AF AB	19,236	383,938
Atrium Ljungberg AB	424	5,841
Avanza Bank Holding AB	6,422	248,468
Axfood AB	11,044	411,442
Axis Communications AB	20,453	433,019
B&B Tools AB	9,673	173,990
BE Group AB	10,981	72,323
Beijer AB G&L	2,929	131,984
Beijer Alma AB	9,174	207,025
Beijer Electronics AB	973	35,596
Betsson AB (a)	8,389	185,309
Bilia AB	5,811	145,751
Billerud AB	52,200	590,774
BioGaia AB (a)	5,910	113,849
Biolnvent International AB (a)	11,992	52,426
Biotage AB (a)	9,068	9,636
Bjoern Borg AB	2,916	31,196
Bure Equity AB	32,319	175,841
Castellum AB (b)	698	10,172
Cision AB	15,254	13,038
Clas Ohlson AB (b)	13,070	212,285
Concordia Maritime AB	4,217	12,367
Connecta AB	901	13,611
CyberCom Group Europe AB (a)	726	2,382
Diamyd Medical AB (a)	5,659	119,665
Duni AB	14,173	158,742
East Capital Explorer AB (a)	7,088	96,123
Elekta AB	35,695	1,427,075
Enea AB (a)	3,097	28,424
Eniro AB (b)	24,878	95,190
EnQuest plc (a)	86,759	192,292
Etrion Corp. (a) (b)	21,649	20,040
Fabege AB	3,908	42,288
Fagerhult AB	1,178	33,476
Fastighets AB Balder	5,171	38,974
Gunnebo AB	15,128	103,111
Hakon Invest AB	23,102	407,635
Haldex AB	18,244	280,177
Hexpol AB	7,983	187,463
HIQ International AB	18,611	112,542
HMS Networks AB	709	11,853
Hoganas AB	11,748	436,948
Holmen AB (Series B) (b)	21,237	734,013

Security Description	Shares	Value

Sweden—(Continued)
Hufvudstaden AB (b)	3,409	$40,586
Industrial & Financial Systems	11,624	206,261
Indutrade AB	5,365	176,620
Intrum Justitia AB (b)	32,250	469,717
JM AB (b)	35,928	956,359
KappAhl Holding AB (b)	25,400	142,600
Karo Bio AB (a)	21,346	5,210
Klovern AB	11,985	65,462
KNOW IT AB	3,311	43,722
Kungsleden AB	9,112	89,446
Lagercrantz AB	2,422	23,725
Lindab International AB	25,745	338,970
Loomis AB	24,208	384,037
Lundin Petroleum AB (a)	94,831	1,359,567
Meda AB (b)	69,366	667,746
Medivir AB (a)	5,870	130,170
Mekonomen AB	6,772	257,384
Micronic Laser Systems AB (a)	19,690	57,855
NCC AB	810	23,072
NCC AB (Series B)	35,889	1,028,132
Net Entertainment NE AB	6,150	57,458
Net Insight AB (a)	90,019	53,276
New Wave Group AB	14,353	123,598
Nibe Industrier AB	33,200	569,960
Niscayah Group AB	100,419	193,268
Nobia AB	60,813	570,374
Nolato AB	7,298	87,402
Nordnet AB	17,111	53,112
ORC Software AB	6,597	104,505
Orexo AB (a)	4,400	33,376
Oriflame Cosmetics S.A. (b)	212	10,974
PA Resources AB (a)	119,684	86,894
Peab AB	75,644	673,992
Pricer AB	60,722	13,461
Proact IT Group AB	190	3,910
Proffice AB (a)	32,500	178,131
RaySearch Laboratories AB	612	3,435
Rederi AB Transatlantic	6,507	28,738
Rezidor Hotel Group AB	48,455	305,376
rnb Retail and Brands AB	29,440	33,197
Saab AB	18,656	406,947
Sagax AB	770	24,408
SAS AB (a) (b)	84,000	293,213
Seco Tools (b)	5,101	90,477
Sectra AB	2,268	12,755
SkiStar AB	8,016	138,092
Studsvik AB	3,095	33,730
Sweco AB	15,485	159,390
Swedish Orphan Biovitrum AB (a) (b)	48,393	221,746
Systemair AB	3,568	57,098
TradeDoubler AB	9,243	68,620
Trelleborg AB	79,435	814,948
Vitrolife AB	5,414	34,156
Wallenstam AB	2,161	67,069
Wihlborgs Fastigheter AB	4,298	127,947

		21,492,977

MSF-106

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—6.1%
Acino Holding AG	1,088	$98,362
Advanced Digital Broadcast Holdings S.A. (a)	1,435	44,624
Affichage Holding Genf	238	36,212
AFG Arbonia-Forster Holding	6,216	239,025
Allreal Holding AG	4,890	759,139
Aryzta AG	41,754	2,141,875
Ascom Holding AG	9,214	142,782
Austriamicrosystems AG (a)	4,174	220,947
Bachem Holding AG	1,553	84,442
Bank Coop AG	1,363	100,429
Bank Sarasin & Cie AG	17,000	742,408
Banque Cantonale de Geneve	98	24,195
Banque Cantonale Vaudoise	2,267	1,287,928
Banque Privee Edmond de Rothschild S.A.	3	91,691
Barry Callebaut AG	625	513,058
Basilea Pharmaceutica, Ltd. (a)	3,755	271,402
Belimo Holding AG	186	406,125
Bell Holding AG	30	69,432
Bellevue Group AG	2,584	85,937
Berner Kantonalbank AG	1,654	438,268
BKW FMB Energie AG	5,624	398,503
Bobst Group AG	4,818	221,173
Bossard Holding AG	820	136,105
Bucher Industries AG	2,634	605,244
Burckhardt Compression Holding AG	960	303,203
Centralschweizerische Kraftwerke AG	183	65,188
Cham Paper Holding AG	71	16,057
Charles Voegele Holding AG	4,263	314,810
Cicor Technologies (a)	298	14,370
Clariant AG	138,541	2,505,770
Coltene Holding AG	958	52,305
Compagnie Financiere Tradition S.A.	826	104,619
Conzzeta AG	29	68,965
Cytos Biotechnology AG (a)	2,344	31,967
Daetwyler Holding AG	2,718	248,765
Dufry AG	7,432	857,297
Edipresse S.A.	41	15,891
EFG International AG (b)	23,287	346,810
Elektrizitaets-Gesellschaft Laufenburg AG	98	74,958
Emmi AG	1,015	231,837
EMS-Chemie Holding AG	3,972	743,218
Energiedienst Holding AG	2,585	154,632
Feintool International Holding AG	21	7,820
Flughafen Zuerich AG	1,649	689,328
Forbo Holding AG	1,281	965,536
Galenica AG	2,405	1,487,159
GAM Holding, Ltd.	97,474	1,857,336
Gategroup Holding AG (a)	8,608	454,004
Georg Fischer AG (a)	2,368	1,334,560
Gottex Fund Management Holdings, Ltd.	1,827	13,057
Gurit Holding AG	212	151,257
Helvetia Holding AG	2,705	1,124,505
Highlight Communications AG	913	6,185
Huber & Suhner AG	1,294	91,745
Implenia AG (a)	3,910	131,885
Inficon Holding AG	451	94,811
Interroll Holding AG	152	71,301
Kaba Holding AG	937	392,215
Kardex AG	1,981	53,211
Komax Holding AG	1,455	169,170

Security Description	Shares	Value

Switzerland—(Continued)
Kudelski S.A.	21,922	$401,297
Kuoni Reisen Holding AG	787	363,630
LEM Holding S.A.	196	122,134
Liechtensteinische Landesbank AG	1,157	92,910
LifeWatch AG (a)	4,907	42,848
Logitech International S.A. (a) (b)	72,581	1,312,269
Lonza Group AG	23,402	1,966,136
Luzerner Kantonalbank AG	1,071	382,453
Metall Zug AG	52	219,678
Meyer Burger Technology AG (a) (b)	14,182	642,231
Micronas Semiconductor Holding AG	14,106	145,419
Mikron Holding AG (a)	474	4,796
Mobilezone Holding AG	5,211	62,559
Mobimo Holding AG (a)	2,124	490,980
Nobel Biocare Holding AG	57,298	1,191,111
OC Oerlikon Corp. AG (a)	101,100	781,211
Orascom Development Holding AG (a)	1,210	56,494
Orell Fuessli Holding AG	405	58,696
Panalpina Welttransport Holding AG	5,392	674,338
Partners Group Holding AG	7,419	1,422,609
Petroplus Holdings AG	36,200	573,098
Phoenix Mecano AG	236	173,911
Precious Woods Holding AG (a)	752	14,429
PubliGroupe AG	589	77,473
Rieter Holding AG	1,012	415,807
Romande Energie Holding S.A.	110	189,868
Schaffner Holding AG	238	86,450
Schmolz & Bickenback AG	9,161	93,326
Schulthess Group	4,176	239,557
Schweiter Technologies AG	240	178,298
Schweizerische National-Versicherungs-Gesellschaft	5,381	214,306
Siegfried Holding AG	826	87,660
Sika AG	483	1,166,192
St. Galler Kantonalbank	992	514,498
Straumann Holding AG	2,708	698,211
Sulzer AG	9,373	1,416,653
Swiss Life Holding AG (a)	11,294	1,872,022
Swisslog Holding AG (a)	159,223	156,496
Swissquote Group Holding S.A.	6,490	390,137
Tamedia AG	488	61,868
Tecan Group AG	3,856	305,373
Temenos Group AG (a)	30,376	1,153,585
Tornos S.A.	2,209	31,384
U-Blox AG (a)	1,486	80,538
Valiant Holding	5,931	815,227
Valora Holding AG	1,332	447,980
Vaudoise Assurances Holding S.A.	183	55,780
Verwaltungs- und Privat-Bank AG	2,343	285,950
Vetropack Holding AG	40	83,022
Von Roll Holding AG (b)	21,355	100,893
Vontobel Holding AG	11,531	447,024
VZ Holding AG	302	43,857
Walliser Kantonalbank	96	77,528
Walter Meier AG	175	47,919
Winterthur Technologie AG	1,476	99,907
Ypsomed Holding AG (a)	948	59,027
Zehnder Group AG	102	289,312
Zuger Kantonalbank AG	3	17,624

		47,901,042

MSF-107

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—15.9%
A.G. BARR plc	1,984	$39,163
Aberdeen Asset Management plc	274,233	928,052
Aegis Group plc	326,336	747,848
Afren plc (a)	402,981	1,052,756
Aga Rangemaster Group plc	10,039	20,139
Air Partner plc	992	7,957
Alterian plc (a)	16,484	49,470
Amlin plc	39,117	239,637
Anglo Pacific Group plc	29,836	162,664
Anglo-Eastern Plantations plc	3,660	41,090
Anite plc	88,686	87,868
Arena Leisure plc	56,506	25,165
Ashmore Group plc	69,220	368,359
Ashtead Group plc	227,409	724,330
Atkins WS plc	76,087	855,946
Aveva Group plc	36,046	934,233
Avis Europe plc (a)	2,784	8,429
Axis-Shield plc (a)	9,780	51,011
Babcock International Group plc	160,184	1,595,596
Balfour Beatty plc	257,516	1,420,446
Barratt Developments plc (a)	300,081	529,756
BBA Avation plc	173,190	564,782
Bellway plc	50,733	567,435
Berendsen plc	62,205	480,181
Berkeley Group Holdings plc	70,062	1,171,768
Bioquell plc (a)	5,000	8,987
Bloomsbury Publishing plc	30,485	63,601
Bodycote plc	80,170	425,960
Booker Group plc	94,004	90,819
Bovis Homes Group plc (b)	70,924	495,959
Braemar Shipping Services plc	2,759	20,201
Brammer plc	21,882	104,490
Brewin Dolphin Holdings plc	32,352	87,330
British Polythene Industries plc	5,253	23,605
Britvic plc	111,783	709,507
BTG plc (a)	83,018	303,633
Bunzl plc	36,302	433,759
Cable & Wireless Communications plc	976,637	715,058
Camellia plc	24	3,554
Capital & Counties Properties plc	19,738	53,358
Capital & Regional plc (a)	37,528	23,494
Carclo plc	2,934	13,344
Carillion plc	238,276	1,453,325
Carpetright plc (b)	22,006	240,654
Catlin Group, Ltd. (b)	266,277	1,541,933
Centamin Egypt, Ltd. (a) (b)	155,705	339,092
Centaur Media plc	92,526	80,103
Charles Stanley Group plc	548	2,752
Charles Taylor Consulting plc	428	963
Chaucer Holdings plc	120,111	108,428
Chemring Group plc	98,395	1,093,389
Chesnara plc	23,173	91,638
Chime Communications plc	5,795	24,825
Cineworld Group plc	25,471	84,869
Clarkson plc	647	13,298
Close Brothers Group plc	98,159	1,331,683
Cobham plc	240,773	890,705
Collins Stewart plc	55,055	75,102
Colt Telecom Group S.A. (a) (b)	208,005	498,472

Security Description	Shares	Value

United Kingdom—(Continued)
Computacenter plc	42,354	$295,490
Consort Medical plc	18,608	168,898
Cookson Group plc	120,010	1,328,657
Corin Group plc	16,154	14,648
Costain Group plc (b)	6,361	24,638
Cranswick plc	5,109	68,094
Croda International plc	78,047	2,100,913
CSR plc (a)	92,553	549,383
Daily Mail & General Trust	156,527	1,240,895
Dairy Crest Group plc	49,843	287,406
De La Rue plc	29,989	379,910
Debenhams plc (b)	624,970	593,361
Dechra Pharmaceuticals plc	17,011	137,970
Development Securities plc	31,580	113,272
Devro plc	51,034	231,496
Dialight plc	1,615	19,309
Dignity plc	29,698	331,640
Diploma plc	37,850	194,612
Dixons Retail plc (a) (b)	1,538,613	310,164
Domino Printing Sciences plc	70,471	713,208
Domino’s Pizza UK & IRL plc	16,112	110,734
Drax Group plc	151,770	965,308
DS Smith plc	144,014	460,728
DTZ Holdings plc (a)	6,724	3,021
Dunelm Group plc	11,505	70,883
E2V Technologies plc	29,997	55,668
eaga plc	33,875	64,113
easyJet plc (a)	101,939	556,977
Electrocomponents plc	163,276	700,472
Elementis plc	132,351	322,974
EnQuest plc (a)	94,642	206,876
Enterprise Inns plc	222,399	316,099
Euromoney Institutional Investor plc	15,397	172,139
Evolution Group plc	143,415	177,156
Exillon Energy plc (a)	4,097	26,958
F&C Asset Management plc	155,474	189,303
Fenner plc	57,416	331,808
Ferrexpo plc	57,808	400,413
Fiberweb plc	44,187	55,099
Fidessa Group plc	14,827	416,506
Filtrona plc	129,023	629,103
Findel plc (a)	140,049	13,650
FirstGroup plc	188,687	988,400
Forth Ports plc	22,910	601,142
Fortune Oil plc (a)	191,426	35,329
French Connection Group plc	13,278	22,428
Galliford Try plc	25,648	154,362
Game Group plc	141,990	128,748
Gem Diamonds, Ltd.	41,706	187,356
Genus plc	36,981	560,255
GKN plc	586,241	1,892,960
Go-Ahead Group plc	15,320	329,043
Greene King plc	96,622	694,120
Greggs plc	51,680	422,861
Halfords Group plc	66,029	369,185
Halma plc	198,998	1,118,635
Hampson Industries plc	35,385	15,339
Hansard Global plc	5,368	13,354
Hansen Transmissions International NV (a)	105,972	81,542

MSF-108

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Hardy Oil & Gas plc	13,955	$42,256
Hardy Underwriting Bermuda, Ltd.	10,474	46,562
Hargreaves Lansdown plc (b)	121,563	1,189,489
Hays plc	644,027	1,202,264
Headlam Group plc	56,842	273,078
Helical Bar plc	37,822	164,372
Helphire plc	75,037	16,252
Heritage Oil plc (a) (b)	74,090	339,145
Hikma Pharmaceuticals plc (b)	82,141	972,857
Hill & Smith Holdings plc	18,850	104,723
Hiscox, Ltd.	228,631	1,384,526
HMV Group plc (b)	209,159	51,190
Hochschild Mining plc (b)	57,599	594,465
Hogg Robinson Group plc	59,231	55,128
Holidaybreak plc	13,718	70,467
Home Retail Group plc	284,869	882,799
Homeserve plc (b)	170,640	1,216,235
Hornby plc	1,884	3,265
Howden Joinery Group plc (a)	345,962	607,616
Hunting plc	45,090	561,948
Huntsworth plc	10,759	12,087
Hyder Consulting plc	15,837	92,006
IG Group Holdings plc	146,431	1,073,030
Imagination Technologies Group plc (a)	23,377	161,021
IMI plc	126,392	2,089,451
Inchcape plc (a)	175,231	973,792
Innovation Group plc (a)	136,763	35,157
Intermediate Capital Group plc	56,516	296,223
International Ferro Metals, Ltd.	82,765	35,531
International Personal Finance plc	167,310	863,945
Interserve plc	78,421	346,371
IP Group plc (a)	67,003	51,009
ITE Group plc	70,279	274,259
ITV plc	289,312	359,514
James Fisher & Sons plc	10,722	89,305
Jardine Lloyd Thompson Group plc	95,216	1,058,304
JD Sports Fashion plc	5,899	84,067
JD Wetherspoon plc (b)	16,569	112,904
JJB Sports plc (a) (b)	14,375	6,921
JKX Oil & Gas plc (b)	42,658	215,742
John Menzies plc	6,010	50,197
John Wood Group plc	157,142	1,609,395
Johnston Press plc	182,050	23,402
Kcom Group plc	394,746	389,608
Keller Group plc	22,966	228,469
Kesa Electricals plc	96,805	187,443
Kier Group plc	5,207	108,598
Kofax plc	13,418	111,845
Ladbrokes plc	533,684	1,135,696
Laird plc	111,960	248,142
Lamprell plc (b)	36,844	208,369
Lancashire Holdings, Ltd.	51,046	489,579
Latchways plc	918	15,248
Lavendon Group plc	33,099	49,401
Logica plc	784,009	1,649,291
London Stock Exchange Group plc	62,061	830,503
Lookers plc	46,520	42,798
Low & Bonar plc	12,087	10,292
Marshalls plc	43,815	80,153

Security Description	Shares	Value

United Kingdom—(Continued)
Marston’s plc	219,893	$335,242
Mcbride plc	112,043	255,783
Mears Group plc	26,648	104,242
Mecom Group plc (a)	19,618	90,922
Meggitt plc	510,670	2,810,320
Melrose plc	170,285	896,166
Melrose Resources plc	23,085	92,620
Michael Page International plc (b)	131,245	1,082,394
Micro Focus International plc	69,300	351,877
Millennium & Copthorne Hotels plc	86,540	702,669
Misys plc	218,278	1,108,697
Mitchells & Butlers plc	110,356	534,073
MITIE Group plc	176,827	557,546
Mondi plc	190,054	1,827,455
Moneysupermarket.com Group plc (b)	61,926	85,248
Morgan Crucible Co.	171,398	816,301
Morgan Sindall plc	10,837	109,817
Mothercare plc	53,760	345,107
Mouchel Group plc	32,678	49,164
N. Brown Group plc	57,313	233,350
National Express Group plc	318,383	1,253,417
NCC Group plc	6,751	61,318
Northern Foods plc	336,015	392,285
Northgate plc	39,681	202,772
Northumbrian Water Group plc	237,731	1,267,418
Novae Group plc	15,368	89,513
Optos plc (a)	15,883	49,195
Oxford Biomedica plc (a)	12,963	1,213
Oxford Instruments plc	10,252	115,170
Pace plc	93,254	227,563
PartyGaming plc (a)	64,887	235,586
PayPoint plc	16,746	110,433
Pendragon plc (a)	219,844	81,364
Pennon Group plc	145,591	1,461,233
Persimmon plc	199,016	1,422,657
Petropavlovsk plc	59,703	955,256
Phoenix IT Group, Ltd.	18,534	59,463
Photo-Me International plc	12,131	8,493
Premier Farnell plc	194,041	844,972
Premier Foods plc	687,294	308,269
Premier Oil plc (a)	49,290	1,576,172
Prostrakan Group plc (a)	21,679	44,964
Provident Financial plc	72,330	1,114,582
Psion plc	46,835	67,647
Punch Taverns plc	291,265	360,160
PV Crystalox Solar plc (a)	147,211	129,387
PZ Cussons plc	133,219	697,929
QinetiQ plc	241,681	472,088
Quintain Estates & Development plc (a)	125,595	88,668
Rank Group plc	246,122	589,998
Rathbone Brothers plc	24,973	487,249
REA Holdings plc	1,120	13,238
Redrow plc	99,696	199,614
Renishaw plc	21,312	516,282
Renold plc (a)	2,528	1,339
Renovo Group plc	13,825	3,217
Rentokil Initial plc	136,172	196,669
Restaurant Group plc	107,334	516,736
Rightmove plc	51,550	786,300

MSF-109

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
RM plc	49,467	$117,455
Robert Walters plc	12,793	60,854
Robert Wiseman Dairies plc	9,881	54,483
ROK plc (c)	91,430	27,145
Rotork plc	46,393	1,300,317
RPC Group plc	42,007	189,298
RPS Group plc	77,703	266,714
Safestore Holdings plc	3,854	9,462
Salamander Energy plc (a)	64,450	300,329
Savills plc	45,640	262,349
SDL plc (a)	26,406	275,463
Senior plc	111,334	271,060
Severfield-Rowen plc	26,338	111,987
Shanks Group plc	170,103	311,405
SIG plc	248,887	557,041
Smiths News plc	30,398	41,212
Soco International plc (a)	60,189	370,185
Spectris plc	75,025	1,640,299
Speedy Hire plc	97,370	44,887
Spirax-Sarco Engineering plc	42,679	1,327,915
Spirent Communications plc	258,676	571,013
Sportech plc (a)	6,604	4,113
Sports Direct International plc	48,604	141,498
ST Modwen Properties plc	61,359	177,049
St. James’s Place plc	87,109	467,524
Stagecoach Group plc	250,166	865,393
Sthree plc	36,383	238,857
Synergy Health plc	21,163	278,500
T. Clarke plc	1,419	2,277
TalkTalk Telecom Group plc (a)	169,209	374,203
Talvivaara Mining Co. plc (a)	2,686	25,102
Tate & Lyle plc	168,134	1,559,394
Taylor Wimpey plc (a)	1,138,226	742,609
Ted Baker plc	2,338	24,793
Telecity Group plc (a)	32,462	264,912
Telecom Plus plc	6,811	49,889
The Vitec Group plc	7,755	74,761
The Weir Group plc	22,058	612,808
Thomas Cook Group plc	307,314	840,686
Thorntons plc	42,472	56,233
Topps Tiles plc	106,295	121,035
Travis Perkins plc	99,686	1,625,621
Tribal Group plc	14,405	8,508
Trinity Mirror plc	121,414	90,542
TT electronics plc	52,537	144,177
TUI Travel plc	15,280	55,656
Tullett Prebon plc	112,046	735,994
UK Coal plc (a)	60,465	38,584
UK Mail Group plc	1,868	7,941
Ultra Electronics Holdings plc	12,832	354,975
Umeco plc	10,840	80,285
Unite Group plc (a)	15,746	54,566
United Business Media, Ltd.	130,376	1,252,593
UTV Media plc	54,341	112,861
Vectura Group plc (a)	127,904	125,213
Victrex plc	43,917	951,117
Vislink plc	79,800	23,692
Volex Group plc (a)	1,250	6,169
WH Smith plc	85,603	595,642

Security Description	Shares	Value

United Kingdom—(Continued)
William Hill plc	427,789	$1,239,951
Wincanton plc	67,693	126,334
Wolfson Microelectronics plc (a)	84,440	327,498
WSP Group plc	20,199	117,590
Xaar plc	14,631	54,005
Xchanging plc	127,657	162,760
Yell Group plc (a) (b)	793,906	84,776
Yule Catto & Co. plc	46,758	151,092

		125,524,160

Total Common Stock (Identified Cost $554,296,191)		786,420,446

Rights—0.0%

Australia—0.0%
TFS Corp., Ltd. (a) (c)	2,634	0

Denmark—0.0%
Dalhoff Larsen & Horneman A/S (a)	8,226	8,998

Finland—0.0%
Cramo Oyj (a) (b)	8,449	27,899

Germany—0.0%
Gildemeister AG (a)	25,474	15,971

Norway—0.0%
Panoro Energy ASA (a)	482	0

Singapore—0.0%
Spice I2I, Ltd. (a)	831,000	3,297

Spain—0.0%
Service Point Solutions S.A. (a)	29,641	1,177

Sweden—0.0%
Hexpol AB (a) (c)	3	9

Total Rights (Identified Cost $8,473)		57,351

Warrants—0.0%

Singapore—0.0%
AFP Properties, Ltd. (a)	279,000	45,386
Transcu Group, Ltd. (a)	97,000	2,309
Wee Hur Holdings, Ltd. (a)	24,000	1,333

Total Warrants (Identified Cost $53,569)		49,028

MSF-110

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds & Notes—0.0%

Security Description	Shares/Par Amount	Value

Australia—0.0%
West Australian Newspapers Holdings, Ltd.	$37,494	$206,221

Spain—0.0%
Banco de Sabadell S.A.	29,714	29,713

Total Convertible Bonds & Notes (Identified Cost $261,653)		235,934

Short Term Investments—16.8%

United States—16.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $1,055,000 on 04/01/11, collateralized by $1,135,000 Federal National Mortgage Association due 11/24/20 with a value of $1,079,669.	1,055,000	1,055,000
State Street Navigator Securities Lending Prime Portfolio (d)	131,425,899	131,425,899

Total Short Term Investments (Identified Cost $132,480,899)		132,480,899

Total Investments—116.1% (Identified Cost $687,100,785) (e)		919,243,658
Liabilities in excess of other assets		(127,395,414)

Net Assets—100.0%		$791,848,244

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $125,136,106 and the collateral received consisted of cash in the amount of $131,425,899 and non-cash collateral with a value of $711,183. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $687,100,785. The aggregate unrealized appreciation and depreciation of investments was $258,795,375 and $(26,652,502), respectively, resulting in net unrealized appreciation of $232,142,873 for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(USD)—	United States Dollar

Ten Largest Industries as of March 31, 2011	% of Net Assets
Metals & Mining	7.9%
Oil, Gas & Consumable Fuels	5.6%
Machinery	5.6%
Commercial Banks	4.2%
Construction & Engineering	4.2%
Chemicals	3.7%
Media	3.5%
Food Products	3.3%
Hotels, Restaurants & Leisure	2.9%
Capital Markets	2.9%

MSF-111

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$64,120,864	$54,991	$64,175,855
Austria	—	6,499,681	—	6,499,681
Belgium	—	8,151,931	—	8,151,931
Canada	120,580,571	—	—	120,580,571
Cyprus	—	1,030,847	—	1,030,847
Denmark	—	8,019,898	—	8,019,898
Finland	—	19,597,987	—	19,597,987
France	—	31,241,028	—	31,241,028
Gabon	—	16,360	—	16,360
Germany	542	39,933,859	—	39,934,401
Greece	—	8,558,722	—	8,558,722
Hong Kong	—	24,168,950	107,127	24,276,077
Ireland	—	7,693,791	52,408	7,746,199
Israel	62,194	8,522,468	—	8,584,662
Italy	—	25,356,473	21,882	25,378,355
Japan	—	148,698,467	55,817	148,754,284
Jersey	—	5,003,595	—	5,003,595
Luxembourg	—	273,683	—	273,683
Netherlands	—	16,696,300	—	16,696,300
New Zealand	—	5,870,927	—	5,870,927
Norway	—	10,276,781	—	10,276,781
Portugal	—	3,037,362	—	3,037,362
Singapore	—	10,262,703	—	10,262,703
Spain	115,009	17,419,049	—	17,534,058
Sweden	—	21,492,977	—	21,492,977
Switzerland	—	47,901,042	—	47,901,042
United Kingdom	1,339	125,495,676	27,145	125,524,160
Total Common Stock	120,759,655	665,341,421	319,370	786,420,446
Rights
Australia	—	—	0	0
Denmark	—	8,998	—	8,998
Finland	—	27,899	—	27,899
Germany	—	15,971	—	15,971
Norway	—	0	—	0
Singapore	—	3,297	—	3,297
Spain	—	1,177	—	1,177
Sweden	—	—	9	9
Total Rights	—	57,342	9	57,351

MSF-112

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Warrants
Singapore	$—	$49,028	$—	$49,028
Convertible Bonds & Notes
Australia	—	206,221	—	206,221
Spain	—	29,713	—	29,713
Total Convertible Bonds & Notes	—	235,934	—	235,934
Short Term Investments
United States	131,425,899	1,055,000	—	132,480,899
Total Investments	$252,185,554	$666,738,725	$319,379	$919,243,658

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights	Total
Balance as of December 31, 2010	$311,176	$0	$311,176
Transfers Into Level 3	346,949	0	346,949
Transfers Out of Level 3	(184,955)	0	(184,955)
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	373	0	373
Change in unrealized appreciation/(depreciation)	(144,265)	9	(144,256)
Security Purchases	0	0	0
Security Sales	(9,908)	0	(9,908)

Balance as of March 31, 2011	$319,370	$9	$319,379

MSF-113

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	1,248,697	$12,699,248
BlackRock Large Cap Value Portfolio, (Class A) (a)	945,731	10,507,070
Clarion Global Real Estate Portfolio, (Class A) (b)	725,855	7,635,990
Davis Venture Value Portfolio, (Class A) (a)	627,485	20,506,210
Dreman Small Cap Value Portfolio, (Class A) (b)	501,224	7,854,187
Harris Oakmark International Portfolio, (Class A) (b)	924,435	13,006,803
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	918,048	14,514,334
Janus Forty Portfolio, (Class A) (b)	138,201	9,846,849
Jennison Growth Portfolio, (Class A) (a)	1,423,430	17,992,154
Lazard Mid Cap Portfolio, (Class A) (b)	896,290	10,889,926
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	73,466	13,737,477
Met/Dimensional International Small Company Portfolio, (Class A) (a)	474,604	8,224,879
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,348,873	12,611,962
MFS Emerging Markets Equity Portfolio, (Class A) (b)	897,428	10,562,729
MFS Research International Portfolio, (Class A) (b)	1,240,788	13,239,203
MFS Value Portfolio, (Class A) (a)	1,385,188	18,104,412
Neuberger Berman Genesis Portfolio, (Class A) (a)	675,433	8,550,977

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Pioneer Fund Portfolio, (Class A) (b)	1,238,461	$18,366,376
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,169,052	18,506,097
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b) (c)	1,051,945	11,318,924
Van Eck Global Natural Resources Portfolio, (Class A) (a)	301,746	5,914,226

Total Mutual Funds (Identified Cost $213,936,366)		264,590,033

Total Investments—100.0% (Identified Cost $213,936,366) (d)		264,590,033
Liabilities in excess of other assets		(61,421)

Net Assets—100.0%		$264,528,612

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $213,936,366. The aggregate unrealized appreciation and depreciation of investments was $51,464,021 and $(810,354), respectively, resulting in net unrealized appreciation of $50,653,667 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$264,590,033	$—	$—	$264,590,033
Total Investments	$264,590,033	$—	$—	$264,590,033

MSF-114

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	626,611	$6,372,634
BlackRock Bond Income Portfolio, (Class A) (a)	1,148,903	125,081,100
BlackRock High Yield Portfolio, (Class A) (b)	1,409,702	12,687,321
BlackRock Large Cap Value Portfolio, (Class A) (a)	595,875	6,620,171
Davis Venture Value Portfolio, (Class A) (a)	396,866	12,969,572
Dreman Small Cap Value Portfolio, (Class A) (b)	419,366	6,571,470
Harris Oakmark International Portfolio, (Class A) (b)	441,053	6,205,622
Jennison Growth Portfolio, (Class A) (a)	1,023,586	12,938,128
Lazard Mid Cap Portfolio, (Class A) (b)	538,569	6,543,609
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	941,235	12,687,850
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	71,620	13,392,166
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,144,939	12,033,307
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,363,418	12,747,957
Met/Templeton International Bond Portfolio, (Class A) (b)	1,927,886	24,657,662
MFS Research International Portfolio, (Class A) (b)	599,490	6,396,561
MFS Value Portfolio, (Class A) (a)	1,000,777	13,080,158
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,609,308	30,476,720

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio, (Class A) (b)	11,408,300	$143,744,575
Pioneer Fund Portfolio, (Class A) (b)	1,308,990	19,412,328
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	409,186	6,477,419
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	3,258,172	42,844,962
Western Asset Management U.S. Government Portfolio, (Class A) (a)	6,277,892	76,715,840

Total Mutual Funds (Identified Cost $553,760,792)		610,657,132

Total Investments—100.0% (Identified Cost $553,760,792) (c)		610,657,132
Liabilities in excess of other assets		(144,178)

Net Assets—100.0%		$610,512,954

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $553,760,792. The aggregate unrealized appreciation of investments was $56,896,340, resulting in net unrealized appreciation of $56,896,340 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$610,657,132	$—	$—	$610,657,132
Total Investments	$610,657,132	$—	$—	$610,657,132

MSF-115

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	3,036,393	$30,880,115
BlackRock Bond Income Portfolio, (Class A) (a)	1,491,364	162,364,758
BlackRock High Yield Portfolio, (Class A) (b)	3,488,632	31,397,685
BlackRock Large Cap Value Portfolio, (Class A) (a)	2,944,667	32,715,254
Clarion Global Real Estate Portfolio, (Class A) (b)	1,513,882	15,926,040
Davis Venture Value Portfolio, (Class A) (b)	1,942,037	63,465,763
Dreman Small Cap Value Portfolio, (Class A) (b)	1,054,623	16,525,941
Harris Oakmark International Portfolio, (Class A) (b)	2,218,895	31,219,846
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	2,194,305	34,691,966
Jennison Growth Portfolio, (Class A) (a)	3,829,525	48,405,193
Lazard Mid Cap Portfolio, (Class A) (b)	2,707,540	32,896,610
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	2,325,756	31,351,192
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	178,844	33,441,954
Met/Dimensional International Small Company Portfolio, (Class A) (a)	939,539	16,282,212
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,852,387	29,978,589
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	6,616,219	61,861,651
Met/Templeton International Bond Portfolio, (Class A) (b)	3,603,205	46,084,987
MFS Research International Portfolio, (Class A) (b)	3,015,397	32,174,290
MFS Value Portfolio, (Class A) (a)	4,906,244	64,124,603
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,364,531	17,274,959

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	3,894,806	$45,491,339
PIMCO Total Return Portfolio, (Class A) (b)	26,040,795	328,114,016
Pioneer Fund Portfolio, (Class A) (b)	4,390,588	65,112,421
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	2,057,900	32,576,564
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b) (c)	1,561,934	16,806,414
Van Eck Global Natural Resources Portfolio, (Class A) (a)	892,587	17,494,706
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	5,800,140	76,271,848
Western Asset Management U.S. Government Portfolio, (Class A) (a)	10,814,269	132,150,367

Total Mutual Funds (Identified Cost $1,345,444,022)		1,547,081,283

Total Investments—100.0% (Identified Cost $1,345,444,022) (d)		1,547,081,283
Liabilities in excess of other assets		(414,874)

Net Assets—100.0%		$1,546,666,409

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,345,444,022. The aggregate unrealized appreciation and depreciation of investments was $205,130,882 and $(3,493,621), respectively, resulting in net unrealized appreciation of $201,637,261 for federal income tax purposes.

MSF-116

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,547,081,283	$—	$—	$1,547,081,283
Total Investments	$1,547,081,283	$—	$—	$1,547,081,283

MSF-117

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Alliant Techsystems, Inc. (a)	17,988	$1,271,212
BE Aerospace, Inc. (a)	55,063	1,956,388
Huntington Ingalls Industries, Inc. (a)	26,144	1,084,976

		4,312,576

Airlines—0.4%
AirTran Holdings, Inc. (a)	72,953	543,500
Alaska Air Group, Inc. (a)	19,294	1,223,626
JetBlue Airways Corp. (a) (b)	108,975	683,273

		2,450,399

Auto Components—1.0%
BorgWarner, Inc. (a) (b)	60,168	4,794,788
Gentex Corp.	76,714	2,320,598

		7,115,386

Automobiles—0.1%
Thor Industries, Inc. (b)	22,840	762,171

Beverages—0.3%
Hansen Natural Corp. (a)	37,383	2,251,578

Biotechnology—1.0%
United Therapeutics Corp. (a)	27,367	1,834,136
Vertex Pharmaceuticals, Inc. (a)	110,070	5,275,655

		7,109,791

Building Products—0.2%
Lennox International, Inc.	24,299	1,277,641

Capital Markets—2.2%
Affiliated Managers Group, Inc. (a)	27,952	3,057,110
Apollo Investment Corp.	105,271	1,269,568
Eaton Vance Corp.	64,145	2,068,035
Greenhill & Co., Inc.	13,734	903,560
Jefferies Group, Inc. (b)	68,907	1,718,541
Raymond James Financial, Inc. (b)	54,381	2,079,529
SEI Investments Co.	78,169	1,866,676
Waddell & Reed Financial, Inc. (Class A)	46,261	1,878,659

		14,841,678

Chemicals—3.3%
Albemarle Corp.	49,341	2,949,111
Ashland, Inc.	42,560	2,458,266
Cabot Corp.	35,252	1,631,815
Cytec Industries, Inc.	26,628	1,447,764
Intrepid Potash, Inc. (a)	23,867	831,049
Lubrizol Corp.	34,504	4,622,156
Minerals Technologies, Inc. (b)	9,834	673,826
NewMarket Corp.	5,160	816,415
Olin Corp.	42,853	982,191
RPM International, Inc.	70,017	1,661,503
Sensient Technologies Corp. (b)	26,911	964,490
The Scotts Miracle-Gro Co.	24,559	1,420,738
Valspar Corp. (b)	51,656	2,019,750

		22,479,074

Security Description	Shares	Value

Commercial Banks—3.3%
Associated Banc-Corp.	93,250	$1,384,762
BancorpSouth, Inc. (b)	39,558	611,171
Bank of Hawaii Corp.	25,825	1,234,951
Cathay General Bancorp (b)	42,333	721,778
City National Corp.	25,339	1,445,590
Commerce Bancshares, Inc.	41,674	1,685,297
Cullen/Frost Bankers, Inc. (b)	32,948	1,944,591
East West Bancorp, Inc.	80,014	1,757,107
FirstMerit Corp. (b)	58,594	999,614
Fulton Financial Corp. (b)	107,225	1,191,270
International Bancshares Corp. (b)	28,435	521,498
PacWest Bancorp (b)	17,574	382,234
Prosperity Bancshares, Inc. (b)	25,167	1,076,393
SVB Financial Group (a)	22,842	1,300,395
Synovus Financial Corp. (b)	422,844	1,014,826
TCF Financial Corp. (b)	84,033	1,332,763
Trustmark Corp. (b)	30,636	717,495
Valley National Bancorp (b)	87,010	1,214,660
Webster Finanical Corp.	39,423	844,835
Westamerica Bancorp (b)	15,624	802,605

		22,183,835

Commercial Services & Supplies—1.5%
Clean Harbors, Inc. (a) (b)	12,367	1,220,128
Copart, Inc. (a)	32,171	1,393,969
Corrections Corp. of America (a)	58,783	1,434,305
Deluxe Corp.	27,685	734,760
Herman Miller, Inc. (b)	30,766	845,757
HNI Corp.	24,145	762,016
Mine Safety Appliances Co. (b)	16,715	612,939
Rollins, Inc.	34,182	693,895
The Brink’s Co.	25,060	829,737
Waste Connections, Inc. (b)	61,358	1,766,497

		10,294,003

Communications Equipment—1.4%
ADTRAN, Inc.	34,753	1,475,612
Ciena Corp. (a)	51,115	1,326,945
Plantronics, Inc. (b)	26,315	963,655
Polycom, Inc. (a)	47,214	2,448,046
Riverbed Technology, Inc. (a)	81,256	3,059,289

		9,273,547

Computers & Peripherals—0.6%
Diebold, Inc.	35,429	1,256,312
NCR Corp. (a)	86,208	1,624,159
QLogic Corp. (a)	56,749	1,052,694

		3,933,165

Construction & Engineering—1.3%
Aecom Technology Corp. (a)	63,930	1,772,779
Granite Construction, Inc. (b)	18,361	515,944
KBR, Inc.	81,447	3,076,253
The Shaw Group, Inc. (a)	45,802	1,621,849
URS Corp. (a)	43,417	1,999,353

		8,986,178

MSF-118

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	24,499	$2,196,825

Containers & Packaging—1.5%
Aptargroup, Inc.	36,090	1,809,192
Greif, Inc.	16,784	1,097,841
Packaging Corp. of America	55,114	1,592,243
Rock-Tenn Co. (b)	21,213	1,471,122
Silgan Holdings, Inc. (b)	26,338	1,004,531
Sonoco Products Co.	53,999	1,956,384
Temple-Inland, Inc.	58,257	1,363,214

		10,294,527

Distributors—0.3%
LKQ Corp. (a)	78,519	1,892,308

Diversified Consumer Services—1.0%
Career Education Corp. (a) (b)	33,741	766,595
ITT Educational Services, Inc. (a)	12,518	903,174
Matthews International Corp.	15,931	614,140
Regis Corp. (b)	31,024	550,366
Service Corp. International	129,304	1,430,102
Sotheby’s	36,112	1,899,491
Strayer Education, Inc. (b)	7,146	932,482

		7,096,350

Diversified Financial Services—0.4%
MSCI, Inc. (a)	64,454	2,373,196

Diversified Telecommunication Services—0.2%
tw telecom, inc. (a)	81,067	1,556,486

Electric Utilities—1.6%
Cleco Corp.	32,819	1,125,364
DPL, Inc.	64,162	1,758,681
Great Plains Energy, Inc.	73,064	1,462,741
Hawaiian Electric Industries, Inc. (b)	51,083	1,266,858
IDACORP, Inc. (b)	26,614	1,013,993
NV Energy, Inc.	126,857	1,888,901
PNM Resources, Inc.	46,670	696,316
Westar Energy, Inc. (b)	61,152	1,615,636

		10,828,490

Electrical Equipment—1.7%
Acuity Brands, Inc.	23,261	1,360,536
AMETEK, Inc.	86,575	3,798,045
Hubbell, Inc. (Class B)	32,633	2,317,922
Regal-Beloit Corp.	20,800	1,535,664
Thomas & Betts Corp. (a)	28,123	1,672,475
Woodward Governor Co. (b)	31,836	1,100,252

		11,784,894

Electronic Equipment, Instruments & Components—2.4%
Arrow Electronics, Inc. (a)	61,823	2,589,147
Avnet, Inc. (a)	82,213	2,802,641
Ingram Micro, Inc. (a)	85,804	1,804,458
Itron, Inc. (a)	21,813	1,231,126
National Instruments Corp.	47,961	1,571,682
Tech Data Corp. (a)	25,105	1,276,840

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Trimble Navigation, Ltd. (a)	65,785	$3,324,774
Vishay Intertechnology, Inc. (a)	88,991	1,578,701

		16,179,369

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (a)	30,288	1,406,272
Dril-Quip, Inc. (a)	18,546	1,465,690
Exterran Holdings, Inc. (a) (b)	34,044	807,864
Helix Energy Solutions Group, Inc. (a)	57,024	980,813
Oceaneering International, Inc. (a)	29,139	2,606,483
Patterson-UTI Energy, Inc.	83,033	2,440,340
Pride International, Inc. (a)	95,328	4,094,338
Superior Energy Services, Inc. (a)	42,481	1,741,721
Tidewater, Inc. (b)	27,699	1,657,785
Unit Corp. (a)	21,443	1,328,394

		18,529,700

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (a)	29,402	1,435,406
Ruddick Corp. (b)	23,022	888,419

		2,323,825

Food Products—1.8%
Corn Products International, Inc.	41,025	2,125,916
Flowers Foods, Inc. (b)	40,615	1,105,946
Green Mountain Coffee Roasters, Inc. (a)	62,523	4,039,611
Lancaster Colony Corp. (b)	10,254	621,392
Ralcorp Holdings, Inc. (a)	29,604	2,025,802
Smithfield Foods, Inc. (a)	89,396	2,150,868
Tootsie Roll Industries, Inc. (b)	13,466	381,893

		12,451,428

Gas Utilities—2.0%
AGL Resources, Inc.	42,000	1,673,280
Atmos Energy Corp.	48,811	1,664,455
Energen Corp.	38,801	2,449,119
National Fuel Gas Co.	44,341	3,281,234
Questar Corp.	95,188	1,661,031
UGI Corp.	59,830	1,968,407
WGL Holdings, Inc. (b)	27,530	1,073,670

		13,771,196

Health Care Equipment & Supplies—3.3%
Beckman Coulter, Inc.	37,288	3,097,514
Gen-Probe, Inc. (a)	25,996	1,724,835
Hill-Rom Holdings, Inc.	33,978	1,290,484
Hologic, Inc. (a)	140,438	3,117,723
IDEXX Laboratories, Inc. (a) (b)	30,873	2,384,013
Immucor, Inc. (a)	37,706	745,825
Kinetic Concepts, Inc. (a) (b)	33,800	1,839,396
Masimo Corp. (a) (b)	32,068	1,061,451
ResMed, Inc. (a) (b)	82,553	2,476,590
STERIS Corp. (b)	31,953	1,103,657
Teleflex, Inc.	21,539	1,248,831
The Cooper Cos., Inc.	24,895	1,728,958
Thoratec Corp. (a) (b)	31,583	818,947

		22,638,224

MSF-119

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.1%
Community Health Systems, Inc. (a)	49,944	$1,997,261
Health Management Associates, Inc. (Class A) (a)	135,571	1,477,724
Health Net, Inc. (a)	50,248	1,643,110
Henry Schein, Inc. (a) (b)	49,484	3,472,292
Kindred Healthcare, Inc. (a)	21,266	507,832
LifePoint Hospitals, Inc. (a)	27,726	1,114,031
Lincare Holdings, Inc. (b)	51,835	1,537,426
Mednax, Inc. (a)	25,838	1,721,069
Omnicare, Inc.	62,937	1,887,481
Owens & Minor, Inc. (b)	34,169	1,109,809
Universal Health Services, Inc. (Class B)	52,487	2,593,383
VCA Antech, Inc. (a) (b)	46,430	1,169,107
WellCare Health Plans, Inc. (a)	22,890	960,235

		21,190,760

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (a)	101,788	2,136,530

Hotels, Restaurants & Leisure—2.1%
Bally Technologies, Inc. (a)	28,845	1,091,783
Bob Evans Farms, Inc. (b)	16,317	531,934
Boyd Gaming Corp. (a) (b)	30,182	282,805
Brinker International, Inc.	48,071	1,216,196
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	16,713	4,552,120
International Speedway Corp. (Class A)	15,780	470,244
Life Time Fitness, Inc. (a) (b)	22,591	842,870
Panera Bread Co. (a)	16,943	2,151,761
Scientific Games Corp. (a)	34,174	298,681
The Cheesecake Factory, Inc. (a) (b)	32,270	971,004
Wendy’s/Arby’s Group, Inc. (b)	173,728	873,852
WMS Industries, Inc. (a)	31,021	1,096,593

		14,379,843

Household Durables—1.4%
American Greetings Corp. (b)	21,615	510,114
KB Home (b)	38,879	483,655
MDC Holdings, Inc. (b)	20,320	515,112
Mohawk Industries, Inc. (a)	30,310	1,853,456
NVR, Inc. (a)	3,174	2,399,544
Ryland Group, Inc. (b)	23,802	378,452
Toll Brothers, Inc. (a) (b)	78,157	1,545,164
Tupperware Brands Corp.	33,822	2,019,512

		9,705,009

Household Products—0.9%
Church & Dwight Co., Inc. (b)	38,393	3,046,101
Energizer Holdings, Inc. (a)	38,039	2,706,855

		5,752,956

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	32,863	1,464,047

Insurance—3.8%
American Financial Group, Inc.	41,267	1,445,170
Arthur J. Gallagher & Co.	58,480	1,778,377
Aspen Insurance Holdings, Ltd.	38,009	1,047,528
Brown & Brown, Inc.	62,945	1,623,981
Everest Re Group, Ltd.	29,311	2,584,644

Security Description	Shares	Value

Insurance—(Continued)
Fidelity National Financial, Inc.	120,469	$1,702,227
First American Financial Corp.	56,348	929,742
HCC Insurance Holdings, Inc.	61,870	1,937,150
Mercury General Corp.	19,182	750,591
Old Republic International Corp. (b)	139,597	1,771,486
Protective Life Corp.	46,129	1,224,725
Reinsurance Group of America, Inc.	42,478	2,666,769
StanCorp Financial Group, Inc.	24,739	1,140,963
The Hanover Insurance Group, Inc.	24,364	1,102,471
Transatlantic Holdings, Inc.	33,564	1,633,560
Unitrin, Inc.	26,635	822,489
W.R. Berkley Corp. (b)	62,279	2,006,006

		26,167,879

Internet Software & Services—1.0%
AOL, Inc. (a) (b)	57,556	1,124,069
Digital River, Inc. (a) (b)	21,013	786,516
Equinix, Inc. (a) (b)	24,766	2,256,183
Rackspace Hosting, Inc. (a)	52,997	2,270,921
ValueClick, Inc. (a)	43,641	631,049

		7,068,738

IT Services—2.2%
Acxiom Corp. (a) (b)	43,263	620,824
Alliance Data Systems Corp. (a)	27,532	2,364,724
Broadridge Financial Solutions, Inc.	67,473	1,530,962
Convergys Corp. (a)	65,848	945,577
CoreLogic, Inc. (a)	56,075	1,037,388
DST Systems, Inc. (c)	19,188	1,013,510
Gartner, Inc. (Class A) (a)	46,003	1,916,945
Global Payments, Inc.	42,956	2,101,408
Lender Processing Services, Inc.	47,849	1,540,259
Mantech International Corp. (a) (b)	12,182	516,517
NeuStar, Inc. (a)	39,733	1,016,370
SRA International, Inc. (a) (b)	23,145	656,392

		15,260,876

Leisure Equipment & Products—0.3%
Eastman Kodak Co. (a) (b)	144,784	467,653
Polaris Industries, Inc. (b)	18,361	1,597,774

		2,065,427

Life Sciences Tools & Services—1.5%
Bio-Rad Laboratories, Inc. (a)	10,509	1,262,551
Charles River Laboratories International, Inc. (a)	30,411	1,167,174
Covance, Inc. (a) (b) (c)	32,529	1,779,987
Mettler-Toledo International, Inc. (a)	17,404	2,993,488
Pharmaceutical Product Development, Inc.	62,032	1,718,907
Techne Corp.	19,988	1,431,141

		10,353,248

Machinery—5.6%
AGCO Corp. (a)	50,838	2,794,565
Bucyrus International, Inc.	43,858	4,010,814
Crane Co.	24,864	1,204,163
Donaldson Co., Inc.	41,415	2,538,325
Gardner Denver, Inc.	28,102	2,192,799

MSF-120

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Graco, Inc. (b)	32,365	$1,472,284
Harsco Corp.	43,441	1,533,033
IDEX Corp.	44,392	1,937,711
Kennametal, Inc.	44,236	1,725,204
Lincoln Electric Holdings, Inc.	22,681	1,721,941
Nordson Corp. (b)	18,367	2,113,307
Oshkosh Corp. (a)	48,862	1,728,738
Pentair, Inc.	52,990	2,002,492
SPX Corp.	27,239	2,162,504
Terex Corp. (b)	58,747	2,175,989
Timkin Co.	43,749	2,288,073
Trinity Industries, Inc. (b)	42,951	1,575,013
Valmont Industries, Inc.	11,480	1,198,168
Wabtec Corp.	25,825	1,751,710

		38,126,833

Marine—0.4%
Alexander & Baldwin, Inc.	22,239	1,015,210
Kirby Corp. (a) (b)	28,899	1,655,624

		2,670,834

Media—0.8%
DreamWorks Animation SKG, Inc. (a)	38,671	1,080,081
Harte-Hanks, Inc.	20,916	248,900
John Wiley & Sons, Inc.	25,181	1,280,202
Lamar Advertising Co. (Class A) (a) (b)	30,917	1,142,074
Meredith Corp. (b)	19,644	666,325
Scholastic Corp.	12,789	345,815
The New York Times Co. (Class A) (a) (b)	64,115	607,169

		5,370,566

Metals & Mining—1.3%
Carpenter Technology Corp.	23,698	1,012,142
Commercial Metals Co.	61,640	1,064,523
Compass Minerals International, Inc.	17,683	1,653,891
Reliance Steel & Aluminum Co.	40,202	2,322,871
Steel Dynamics, Inc.	117,348	2,202,622
Worthington Industries, Inc. (b)	29,960	626,763

		8,882,812

Multi-Utilities—1.7%
Alliant Energy Corp.	59,706	2,324,355
Black Hills Corp. (b)	21,141	706,955
MDU Resources Group, Inc.	101,639	2,334,648
NSTAR (b)	55,778	2,580,848
OGE Energy Corp.	52,574	2,658,141
Vectren Corp.	43,975	1,196,120

		11,801,067

Multiline Retail—0.8%
99 Cents Only Stores (a)	25,281	495,508
Dollar Tree, Inc. (a) (c)	67,427	3,743,547
Saks, Inc. (a) (b)	86,637	979,864

		5,218,919

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	30,024	1,178,142

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.7%
Arch Coal, Inc.	87,487	$3,153,032
Bill Barrett Corp. (a) (b)	25,241	1,007,368
Cimarex Energy Co.	46,051	5,306,917
Comstock Resources, Inc. (a) (b)	25,688	794,787
Forest Oil Corp. (a)	61,175	2,314,250
Frontier Oil Corp. (a)	56,944	1,669,598
Northern Oil & Gas, Inc. (a) (b)	29,222	780,228
Overseas Shipholding Group, Inc. (b)	14,437	464,005
Patriot Coal Corp. (a)	49,166	1,269,958
Plains Exploration & Production Co. (a)	75,439	2,733,155
Quicksilver Resources, Inc. (a)	65,214	933,212
SM Energy Co.	34,158	2,534,182
Southern Union Co.	67,123	1,921,060

		24,881,752

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a) (b)	71,156	747,138

Personal Products—0.3%
Alberto-Culver Co.	46,215	1,722,433

Pharmaceuticals—1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	63,155	2,409,995
Medicis Pharmaceutical Corp.	31,758	1,017,526
Perrigo Co. (b)	44,749	3,558,441

		6,985,962

Professional Services—0.9%
FTI Consulting, Inc. (a) (b)	24,882	953,727
Korn/Ferry International (a) (b)	24,985	556,416
Manpower, Inc.	44,092	2,772,505
The Corporate Executive Board Co. (b)	18,496	746,683
Towers Watson & Co.	24,489	1,358,160

		6,387,491

Real Estate Investment Trusts—7.5%
Alexandria Real Estate Equities, Inc.	29,839	2,326,547
AMB Property Corp.	91,221	3,281,219
BRE Properties, Inc.	34,863	1,644,836
Camden Property Trust	37,575	2,135,012
Corporate Office Properties Trust (b)	36,044	1,302,630
Cousins Properties, Inc.	55,804	465,963
Duke Realty Corp.	135,974	1,904,996
Equity One, Inc.	25,822	484,679
Essex Property Trust, Inc. (b)	17,322	2,147,928
Federal Realty Investment Trust	33,136	2,702,572
Highwoods Properties, Inc.	38,610	1,351,736
Hospitality Properties Trust	66,470	1,538,781
Liberty Property Trust (b)	61,691	2,029,634
Mack-Cali Realty Corp.	46,754	1,584,961
Nationwide Health Properties, Inc.	68,100	2,896,293
Omega Healthcare Investors, Inc.	53,856	1,203,143
Potlatch Corp. (b)	21,556	866,551
Rayonier, Inc.	43,655	2,720,143
Realty Income Corp. (b)	67,686	2,365,626
Regency Centers Corp.	44,094	1,917,207
Senior Housing Properties Trust	76,384	1,759,887
SL Green Realty Corp.	42,502	3,196,150

MSF-121

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Taubman Centers, Inc.	30,041	$1,609,597
The Macerich Co.	70,189	3,476,461
UDR, Inc. (b)	98,268	2,394,791
Weingarten Realty Investors (b)	64,881	1,625,918

		50,933,261

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	23,081	2,302,099

Road & Rail—1.2%
Con-Way, Inc.	29,656	1,165,184
J.B. Hunt Transport Services, Inc.	47,046	2,136,829
Kansas City Southern (a)	55,287	3,010,377
Landstar System, Inc.	25,775	1,177,402
Werner Enterprises, Inc. (b)	23,886	632,263

		8,122,055

Semiconductors & Semiconductor Equipment—3.5%
Atmel Corp. (a) (c)	246,019	3,353,239
Cree, Inc. (a)	58,892	2,718,455
Cypress Semiconductor Corp. (a)	93,504	1,812,108
Fairchild Semiconductor International, Inc. (a)	68,029	1,238,128
Integrated Device Technology, Inc. (a)	81,251	598,820
International Rectifier Corp. (a)	37,607	1,243,287
Intersil Corp. (b)	67,187	836,478
Lam Research Corp. (a)	66,528	3,769,477
RF Micro Devices, Inc. (a)	148,681	953,045
Semtech Corp. (a)	34,116	853,582
Silicon Laboratories, Inc. (a) (b)	23,715	1,024,725
Skyworks Solutions, Inc. (a)	99,851	3,237,169
Varian Semiconductor Equipment Associates, Inc. (a)	40,444	1,968,410

		23,606,923

Software—4.3%
ACI Worldwide, Inc. (a) (b)	17,916	587,645
Advent Software, Inc. (a) (b)	17,473	500,951
ANSYS, Inc. (a)	49,419	2,678,016
Cadence Design Systems, Inc. (a)	144,570	1,409,557
Concur Technologies, Inc. (a) (b)	25,137	1,393,847
FactSet Research Systems, Inc. (b)	24,957	2,613,747
Fair Isaac Corp. (b)	21,570	681,828
Informatica Corp. (a)	51,091	2,668,483
Jack Henry & Associates, Inc.	46,392	1,572,225
Mentor Graphics Corp. (a)	59,054	863,960
MICROS Systems, Inc. (a)	43,529	2,151,638
Parametric Technology Corp. (a) (b)	63,603	1,430,431
Quest Software, Inc. (a)	34,108	866,002
Rovi Corp. (a)	60,812	3,262,564
Solera Holdings, Inc.	37,936	1,938,530
Synopsys, Inc. (a)	81,274	2,247,226
TIBCO Software, Inc. (a)	89,114	2,428,356

		29,295,006

Specialty Retail—3.7%
Aaron’s, Inc.	38,833	984,805
Advance Auto Parts, Inc.	43,110	2,828,878
Aeropostale, Inc. (a)	47,368	1,151,990
American Eagle Outfitters, Inc.	105,371	1,674,345

Security Description	Shares	Value

Specialty Retail—(Continued)
ANN, Inc. (a)	29,252	$851,526
Ascena Retail Group, Inc. (a)	37,327	1,209,768
Barnes & Noble, Inc. (b)	21,080	193,725
Chico’s FAS, Inc.	95,633	1,424,932
Collective Brands, Inc. (a)	33,589	724,851
Dick’s Sporting Goods, Inc. (a)	47,724	1,908,005
Foot Locker, Inc.	83,482	1,646,265
Guess?, Inc.	34,186	1,345,219
Office Depot, Inc. (a)	149,245	691,004
PetSmart, Inc.	63,326	2,593,200
Rent-A-Center, Inc. (a)	34,203	1,194,027
Tractor Supply Co.	39,204	2,346,751
Williams-Sonoma, Inc.	56,600	2,292,300

		25,061,591

Textiles, Apparel & Luxury Goods—1.7%
Deckers Outdoor Corp. (a)	20,775	1,789,766
Fossil, Inc. (a)	27,229	2,549,996
Hanesbrands, Inc. (a)	51,890	1,403,105
Phillips-Van Heusen Corp.	36,096	2,347,323
The Timberland Co. (Class A) (a) (b)	20,673	853,588
The Warnaco Group, Inc. (a)	23,536	1,346,024
Under Armour, Inc. (a)	19,013	1,293,835

		11,583,637

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp.	44,525	639,824
First Niagara Financial Group, Inc. (b)	112,744	1,531,064
New York Community Bancorp, Inc. (b)	235,320	4,061,623
NewAlliance Bancshares, Inc.	56,580	839,647
Washington Federal, Inc.	60,513	1,049,296

		8,121,454

Tobacco—0.1%
Universal Corp. (b)	12,630	549,910

Trading Companies & Distributors—0.7%
GATX Corp. (b)	24,985	965,920
MSC Industrial Direct Co.	24,244	1,659,987
United Rentals, Inc. (a) (b)	32,646	1,086,459
Watsco, Inc.	15,086	1,051,645

		4,764,011

Water Utilities—0.3%
Aqua America, Inc.	74,291	1,700,521

Wireless Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	49,255	1,659,894

Total Common Stock (Identified Cost $521,747,449)		648,407,464

Mutual Funds—2.3%

Exchange Traded Funds—2.3%
SPDR S&P MidCap 400 ETF Trust (b)	88,300	15,854,265

Total Mutual Funds (Identified Cost $15,291,604)		15,854,265

MSF-122

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—17.1%

Security Description	Shares/Par Amount	Value

Discount Notes—2.2%
Federal Home Loan Bank 0.050%, 04/27/11	$14,900,000	$14,899,247

Mutual Funds—14.6%
State Street Navigator Securities Lending Prime Portfolio (d)	99,741,954	99,741,954

U.S. Treasury—0.3%
U.S. Treasury Bills 0.060%, 04/21/11	2,200,000	2,199,944

Total Short Term Investments (Identified Cost $116,841,145)		116,841,145

Total Investments—114.5% (Identified Cost $653,880,198) (e)		781,102,874
Liabilities in excess of other assets		(99,111,013)

Net Assets—100.0%		$681,991,861

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $97,774,386 and the collateral received consisted of cash in the amount of $99,741,954 and non-cash collateral with a value of $15,336. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $4,243,650.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $655,693,697. The aggregate unrealized appreciation and depreciation of investments was $160,222,714 and $(34,813,537), respectively, resulting in net unrealized appreciation of $125,409,177 for federal income tax purposes.

Futures Contracts
Futures Contracts–Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	6/16/2011	34	$16,046,470	$16,779,000	$732,530

MSF-123

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$648,407,464	$—	$—	$648,407,464
Total Mutual Funds*	15,854,265	—	—	15,854,265
Short Term Investments
Discount Notes	—	14,899,247	—	14,899,247
Mutual Funds	99,741,954	—	—	99,741,954
U.S. Treasury	—	2,199,944	—	2,199,944
Total Short Term Investments	99,741,954	17,099,191	—	116,841,145
Total Investments	$764,003,683	$17,099,191	$—	$781,102,874

Futures Contracts**
Futures Contracts Long (Appreciation)	$732,530	$—	$—	$732,530

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-124

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	14,184,941	$144,260,854
BlackRock Bond Income Portfolio, (Class A) (a)	1,256,023	136,743,270
BlackRock High Yield Portfolio, (Class A) (b)	5,419,275	48,773,479
BlackRock Large Cap Value Portfolio, (Class A) (a)	13,597,698	151,070,428
Clarion Global Real Estate Portfolio, (Class A) (b)	4,645,821	48,874,032
Davis Venture Value Portfolio, (Class A) (a)	7,445,537	243,320,148
Dreman Small Cap Value Portfolio, (Class A) (b)	6,549,497	102,630,624
Harris Oakmark International Portfolio, (Class A) (b)	10,411,799	146,494,014
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	6,861,123	108,474,350
Jennison Growth Portfolio, (Class A) (a)	19,578,520	247,472,489
Lazard Mid Cap Portfolio, (Class A) (b)	8,467,826	102,884,081
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	7,232,451	97,493,434
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	555,571	103,886,206
Met/Dimensional International Small Company Portfolio, (Class A) (a)	5,877,081	101,849,815
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	8,822,826	92,727,898
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	25,616,561	239,514,845
Met/Templeton International Bond Portfolio, (Class A) (b)	11,122,967	142,262,744
MFS Emerging Markets Equity Portfolio, (Class A) (b)	8,603,018	101,257,520
MFS Research International Portfolio, (Class A) (b)	14,150,056	150,981,097
MFS Value Portfolio, (Class A) (a)	18,805,128	245,783,023

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	4,261,960	$53,956,417
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	3,979,588	46,481,582
PIMCO Total Return Portfolio, (Class A) (b)	72,622,458	915,042,969
Pioneer Fund Portfolio, (Class A) (b)	16,868,772	250,163,890
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	16,070,982	254,403,644
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b) (c)	9,769,013	105,114,576
Van Eck Global Natural Resources Portfolio, (Class A) (a)	5,578,448	109,337,587
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	7,113,355	93,540,616
Western Asset Management U.S. Government Portfolio, (Class A) (a)	22,339,165	272,984,593

Total Mutual Funds (Identified Cost $4,111,629,493)		4,857,780,225

Total Investments—100.0% (Identified Cost $4,111,629,493) (d)		4,857,780,225
Liabilities in excess of other assets		(997,759)

Net Assets—100.0%		$4,856,782,466

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $4,111,629,493. The aggregate unrealized appreciation of investments was $746,150,732, resulting in net unrealized appreciation of $746,150,732 for federal income tax purposes.

MSF-125

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,857,780,225	$—	$—	$4,857,780,225
Total Investments	$4,857,780,225	$—	$—	$4,857,780,225

MSF-126

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	11,645,513	$118,434,867
BlackRock High Yield Portfolio, (Class A) (b)	3,326,628	29,939,650
BlackRock Large Cap Value Portfolio, (Class A) (a)	8,319,571	92,430,434
Clarion Global Real Estate Portfolio, (Class A) (b)	5,696,728	59,929,579
Davis Venture Value Portfolio, (Class A) (a)	6,447,140	210,692,537
Dreman Small Cap Value Portfolio, (Class A) (b)	5,986,268	93,804,818
Harris Oakmark International Portfolio, (Class A) (b)	8,564,401	120,501,122
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	8,527,066	134,812,911
Janus Forty Portfolio, (Class A) (b)	1,222,188	87,080,905
Jennison Growth Portfolio, (Class A) (a)	14,391,755	181,911,782
Lazard Mid Cap Portfolio, (Class A) (b)	7,839,972	95,255,660
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,420,089	59,582,803
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	685,200	128,125,613
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,647,124	63,204,651
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	12,624,587	118,039,888
Met/Templeton International Bond Portfolio, (Class A) (b)	6,865,907	87,814,955
MFS Emerging Markets Equity Portfolio, (Class A) (b)	7,903,275	93,021,545
MFS Research International Portfolio, (Class A) (b)	11,630,010	124,092,204

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	13,947,009	$182,287,407
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,627,122	33,259,366
PIMCO Total Return Portfolio, (Class A) (b)	31,638,482	398,644,868
Pioneer Fund Portfolio, (Class A) (b)	12,463,984	184,840,881
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	11,785,603	186,566,102
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b) (c)	9,093,884	97,850,192
Van Eck Global Natural Resources Portfolio, (Class A) (a)	3,439,299	67,410,259

Total Mutual Funds (Identified Cost $2,520,148,598)		3,049,534,999

Total Investments 100.0% (Identified Cost $2,520,148,598) (d)		3,049,534,999
Liabilities in excess of other assets		(656,750)

Net Assets—100.0%		$3,048,878,249

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $2,520,148,598. The aggregate unrealized appreciation and depreciation of investments was $554,884,768 and $(25,498,367), respectively, resulting in net unrealized appreciation of $529,386,401 for federal income tax purposes.

MSF-127

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,049,534,999	$—	$—	$3,049,534,999
Total Investments	$3,049,534,999	$—	$—	$3,049,534,999

MSF-128

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
General Dynamics Corp.	159,969	$12,247,227
Goodrich Corp.	53,911	4,611,008
Honeywell International, Inc.	336,553	20,095,580
ITT Corp.	78,846	4,734,702
L-3 Communications Holdings, Inc.	48,581	3,804,378
Lockheed Martin Corp.	123,132	9,899,813
Northrop Grumman Corp.	125,034	7,840,882
Precision Castparts Corp.	61,571	9,062,020
Raytheon Co.	154,384	7,853,514
Rockwell Collins, Inc.	66,564	4,315,344
Textron, Inc. (a)	118,473	3,244,975
The Boeing Co.	316,025	23,363,728
United Technologies Corp.	395,069	33,442,591

		144,515,762

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	71,273	5,283,467
Expeditors International of Washington, Inc.	91,077	4,566,601
FedEx Corp.	135,210	12,648,896
United Parcel Service, Inc. (Class B)	423,681	31,487,972

		53,986,936

Airlines—0.1%
Southwest Airlines Co.	320,861	4,052,474

Auto Components—0.3%
Johnson Controls, Inc.	290,724	12,085,397
The Goodyear Tire & Rubber Co. (b)	104,287	1,562,219

		13,647,616

Automobiles—0.5%
Ford Motor Co. (b)	1,623,575	24,207,503
Harley-Davidson, Inc.	101,088	4,295,229

		28,502,732

Beverages—2.4%
Brown-Forman Corp. (Class B)	44,244	3,021,865
Coca-Cola Enterprises, Inc.	141,711	3,868,710
Constellation Brands, Inc. (b)	75,517	1,531,485
Dr. Pepper Snapple Group, Inc.	96,132	3,572,265
Molson Coors Brewing Co.	68,168	3,196,398
PepsiCo., Inc.	680,942	43,859,474
The Coca-Cola Co.	984,743	65,337,698

		124,387,895

Biotechnology—1.2%
Amgen, Inc. (b) (d)	400,218	21,391,652
Biogen Idec, Inc. (b)	103,402	7,588,673
Celgene Corp. (b)	199,539	11,479,479
Cephalon, Inc. (a) (b)	32,504	2,463,153
Genzyme Corp. (b)	112,104	8,536,720
Gilead Sciences, Inc. (b)	341,335	14,486,257

		65,945,934

Building Products—0.0%
Masco Corp.	153,705	2,139,574

Security Description	Shares	Value

Capital Markets—2.4%
Ameriprise Financial, Inc.	105,804	$6,462,508
E*TRADE Financial Corp. (b)	94,961	1,484,240
Federated Investors, Inc. (Class B) (a)	39,745	1,063,179
Franklin Resources, Inc.	62,232	7,783,979
Invesco, Ltd.	197,600	5,050,656
Janus Capital Group, Inc. (a)	79,869	995,966
Legg Mason, Inc. (a)	65,341	2,358,157
Morgan Stanley	663,399	18,124,061
Northern Trust Corp.	103,912	5,273,534
State Street Corp.	215,545	9,686,592
T. Rowe Price Group, Inc. (a)	111,163	7,383,447
The Bank of New York Mellon Corp.	533,004	15,920,830
The Charles Schwab Corp.	428,673	7,728,974
The Goldman Sachs Group, Inc.	223,407	35,403,307

		124,719,430

Chemicals—2.0%
Air Products & Chemicals, Inc.	92,246	8,318,744
Airgas, Inc.	32,164	2,136,333
CF Industries Holdings, Inc.	30,602	4,186,048
E. I. du Pont de Nemours & Co.	395,574	21,744,703
Eastman Chemical Co. (a)	30,366	3,015,951
Ecolab, Inc.	99,862	5,094,959
FMC Corp.	30,683	2,605,907
International Flavors & Fragrances, Inc.	34,447	2,146,048
Monsanto Co.	230,357	16,645,597
PPG Industries, Inc.	68,926	6,562,445
Praxair, Inc.	130,183	13,226,593
Sigma-Aldrich Corp. (a)	52,336	3,330,663
The Dow Chemical Co.	501,283	18,923,433

		107,937,424

Commercial Banks—2.8%
BB&T Corp.	298,130	8,183,669
Comerica, Inc. (a)	75,870	2,785,946
Fifth Third Bancorp	393,911	5,467,485
First Horizon National Corp. (a)	113,039	1,267,167
Huntington Bancshares, Inc.	370,553	2,460,472
KeyCorp	408,216	3,624,958
M&T Bank Corp.	51,604	4,565,406
Marshall & Ilsley Corp.	227,532	1,817,981
PNC Financial Services Group, Inc.	225,553	14,207,583
Regions Financial Corp.	539,839	3,919,231
SunTrust Banks, Inc.	229,946	6,631,643
U.S. Bancorp	824,917	21,802,556
Wells Fargo & Co.	2,261,109	71,677,155
Zions Bancorporation (a)	78,552	1,811,409

		150,222,661

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	45,872	1,924,789
Cintas Corp.	54,257	1,642,359
Iron Mountain, Inc. (a)	85,925	2,683,438
Pitney Bowes, Inc. (a)	87,466	2,247,002
R.R. Donnelley & Sons Co. (a)	88,644	1,677,144
Republic Services, Inc.	131,874	3,961,495
Stericycle, Inc. (a) (b)	36,653	3,250,021
Waste Management, Inc. (a)	204,084	7,620,497

		25,006,745

MSF-129

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—2.0%
Cisco Systems, Inc. (d)	2,372,668	$40,691,256
F5 Networks, Inc. (b)	34,658	3,554,871
Harris Corp. (a)	54,910	2,723,536
JDS Uniphase Corp. (b)	96,240	2,005,642
Juniper Networks, Inc. (b)	229,593	9,661,274
Motorola Mobility Holdings, Inc. (a) (b)	126,297	3,081,647
Motorola Solutions, Inc. (b)	144,519	6,458,554
QUALCOMM, Inc.	705,511	38,683,168
Tellabs, Inc.	155,643	815,569

		107,675,517

Computers & Peripherals—4.3%
Apple, Inc. (b)	395,422	137,784,796
Dell, Inc. (a) (b)	720,794	10,458,721
EMC Corp. (b)	887,860	23,572,683
Hewlett-Packard Co.	933,336	38,238,776
Lexmark International, Inc. (Class A) (b)	33,739	1,249,692
NetApp, Inc. (b)	157,894	7,607,333
SanDisk Corp. (b)	101,594	4,682,467
Western Digital Corp. (b)	99,433	3,707,857

		227,302,325

Construction & Engineering—0.2%
Fluor Corp.	75,778	5,581,807
Jacobs Engineering Group, Inc. (b)	54,245	2,789,820
Quanta Services, Inc. (b)	92,499	2,074,753

		10,446,380

Construction Materials—0.0%
Vulcan Materials Co. (a)	55,392	2,525,875

Consumer Finance—0.7%
American Express Co.	448,994	20,294,529
Capital One Financial Corp.	196,298	10,199,644
Discover Financial Services	234,025	5,644,683
SLM Corp. (b)	226,154	3,460,156

		39,599,012

Containers & Packaging—0.2%
Ball Corp.	72,621	2,603,463
Bemis Co., Inc.	45,943	1,507,390
Owens-Illinois, Inc. (b)	70,268	2,121,391
Sealed Air Corp.	68,375	1,822,877

		8,055,121

Distributors—0.1%
Genuine Parts Co.	67,668	3,629,712

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	52,838	2,203,873
DeVry, Inc.	26,450	1,456,601
H&R Block, Inc. (a)	131,016	2,193,208

		5,853,682

Diversified Financial Services—4.1%
Bank of America Corp.	4,344,095	57,906,786
Citigroup, Inc. (b)	12,471,122	55,122,359

Security Description	Shares	Value

Diversified Financial Services—(Continued)
CME Group, Inc.	28,764	$8,673,784
IntercontinentalExchange, Inc. (b)	31,498	3,891,263
JPMorgan Chase & Co.	1,709,760	78,819,936
Leucadia National Corp.	84,944	3,188,798
Moody’s Corp. (a)	85,660	2,904,731
NYSE Euronext	112,109	3,942,873
The NASDAQ OMX Group, Inc. (b)	64,277	1,660,918

		216,111,448

Diversified Telecommunication Services—2.7%
AT&T, Inc.	2,537,243	77,639,636
CenturyLink, Inc. (a)	131,170	5,450,113
Frontier Communications Corp. (a)	426,538	3,506,142
Qwest Communications International, Inc.	747,990	5,108,772
Verizon Communications, Inc.	1,213,835	46,781,201
Windstream Corp. (a)	216,450	2,785,712

		141,271,576

Electric Utilities—1.7%
American Electric Power Co., Inc.	206,367	7,251,736
Duke Energy Corp.	570,481	10,354,230
Edison International	139,841	5,116,782
Entergy Corp.	76,845	5,164,752
Exelon Corp.	284,078	11,715,377
FirstEnergy Corp.	179,499	6,657,618
NextEra Energy, Inc.	180,677	9,958,916
Northeast Utilities	75,757	2,621,192
Pepco Holdings, Inc. (a)	96,607	1,801,721
Pinnacle West Capital Corp.	46,690	1,997,865
PPL Corp.	207,905	5,259,997
Progress Energy, Inc.	125,991	5,813,225
Southern Co.	362,946	13,831,872

		87,545,283

Electrical Equipment—0.6%
Emerson Electric Co.	323,673	18,912,213
First Solar, Inc. (a) (b)	23,226	3,735,670
Rockwell Automation, Inc.	61,096	5,782,737
Roper Industries, Inc. (a)	40,920	3,537,943

		31,968,563

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. (Class A)	75,512	4,107,098
Corning, Inc.	672,016	13,863,690
FLIR Systems, Inc. (a) (b)	68,463	2,369,504
Jabil Circuit, Inc.	84,156	1,719,307
Molex, Inc. (a)	59,288	1,489,315

		23,548,914

Energy Equipment & Services—2.4%
Baker Hughes, Inc.	186,389	13,686,544
Cameron International Corp. (b)	105,054	5,998,583
Diamond Offshore Drilling, Inc. (a)	29,836	2,318,257
FMC Technologies, Inc. (b)	51,566	4,871,956
Halliburton Co.	392,021	19,538,327
Helmerich & Payne, Inc.	45,640	3,135,012
Nabors Industries, Ltd. (b)	122,816	3,731,150

MSF-130

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
National Oilwell Varco, Inc.	180,728	$14,326,309
Noble Corp. (a)	108,281	4,939,779
Rowan Cos., Inc. (b)	54,221	2,395,484
Schlumberger, Ltd.	584,152	54,478,015

		129,419,416

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	187,361	13,737,309
CVS Caremark Corp.	587,233	20,153,837
Safeway, Inc. (a)	158,034	3,720,120
SUPERVALU, Inc. (a)	91,068	813,237
Sysco Corp. (a)	250,103	6,927,853
The Kroger Co.	272,955	6,542,731
Wal-Mart Stores, Inc.	840,863	43,766,919
Walgreen Co.	395,909	15,891,787
Whole Foods Market, Inc.	63,321	4,172,854

		115,726,647

Food Products—1.7%
Archer-Daniels-Midland Co.	273,536	9,850,031
Campbell Soup Co. (a)	78,343	2,593,937
ConAgra Foods, Inc.	187,013	4,441,559
Dean Foods Co. (a) (b)	78,601	786,010
General Mills, Inc.	272,896	9,974,349
H.J. Heinz Co.	138,129	6,743,458
Hormel Foods Corp.	59,423	1,654,336
Kellogg Co.	108,125	5,836,588
Kraft Foods, Inc. (Class A)	750,656	23,540,572
McCormick & Co., Inc. (a)	57,069	2,729,610
Mead Johnson Nutrition Co.	87,811	5,086,891
Sara Lee Corp.	267,158	4,720,682
The Hershey Co.	66,341	3,605,633
The J. M. Smucker Co.	51,100	3,648,029
Tyson Foods, Inc.	128,001	2,456,339

		87,668,024

Gas Utilities—0.1%
EQT Corp.	64,026	3,194,897
Nicor, Inc. (a)	19,550	1,049,835
Oneok, Inc.	45,934	3,072,066

		7,316,798

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	248,695	13,372,330
Becton, Dickinson & Co.	94,905	7,556,336
Boston Scientific Corp. (b)	653,844	4,701,138
C.R. Bard, Inc.	36,501	3,624,914
CareFusion Corp. (b)	95,747	2,700,065
Covidien plc	211,964	11,009,410
DENTSPLY International, Inc.	61,010	2,256,760
Edwards Lifesciences Corp. (b)	49,303	4,334,720
Hospira, Inc. (b)	71,526	3,948,235
Intuitive Surgical, Inc. (b)	16,682	5,562,780
Medtronic, Inc.	458,987	18,061,139
St. Jude Medical, Inc. (b)	139,717	7,161,893
Stryker Corp.	144,417	8,780,554
Varian Medical Systems, Inc. (b)	51,526	3,485,219
Zimmer Holdings, Inc. (b)	82,462	4,991,425

		101,546,918

Security Description	Shares	Value

Health Care Providers & Services—2.0%
Aetna, Inc.	165,031	$6,177,110
AmerisourceBergen Corp.	117,644	4,653,997
Cardinal Health, Inc.	150,116	6,174,271
CIGNA Corp.	116,416	5,154,900
Coventry Health Care, Inc. (b)	64,284	2,050,017
DaVita, Inc. (b)	41,204	3,523,354
Express Scripts, Inc. (b)	226,744	12,609,234
Humana, Inc. (b)	72,341	5,059,530
Laboratory Corp. of America Holdings (a) (b)	42,921	3,954,312
McKesson Corp.	109,131	8,626,806
Medco Health Solutions, Inc. (b)	173,597	9,749,207
Patterson Cos., Inc.	41,097	1,322,912
Quest Diagnostics, Inc.	66,865	3,859,448
Tenet Healthcare Corp. (b)	208,572	1,553,861
UnitedHealth Group, Inc.	469,424	21,217,965
WellPoint, Inc.	161,173	11,248,264

		106,935,188

Health Care Technology—0.1%
Cerner Corp. (a) (b)	30,777	3,422,402

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	185,232	7,105,500
Darden Restaurants, Inc.	59,270	2,911,935
International Game Technology (a)	128,247	2,081,449
Marriott International, Inc. (a)	124,758	4,438,890
McDonald’s Corp.	447,794	34,072,645
Starbucks Corp.	320,190	11,831,020
Starwood Hotels & Resorts Worldwide, Inc.	82,479	4,793,679
Wyndham Worldwide Corp.	74,365	2,365,551
Wynn Resorts, Ltd.	32,628	4,151,913
Yum! Brands, Inc.	200,633	10,308,524

		84,061,106

Household Durables—0.4%
D.R. Horton, Inc.	120,612	1,405,130
Fortune Brands, Inc.	65,850	4,075,456
Harman International Industries, Inc. (b)	29,902	1,400,012
Leggett & Platt, Inc.	62,837	1,539,506
Lennar Corp. (Class A) (a)	68,971	1,249,755
Newell Rubbermaid, Inc.	124,728	2,386,047
Pulte Group, Inc. (a) (b)	144,284	1,067,702
Stanley Black & Decker, Inc.	71,767	5,497,352
Whirlpool Corp. (a)	32,640	2,786,150

		21,407,110

Household Products—2.0%
Clorox Co. (a)	59,064	4,138,614
Colgate-Palmolive Co.	211,974	17,119,020
Kimberly-Clark Corp.	173,562	11,328,392
The Procter & Gamble Co.	1,202,123	74,050,777

		106,636,803

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	85,777	2,670,238
NRG Energy, Inc. (b)	106,245	2,288,517
The AES Corp. (b)	284,193	3,694,509

		8,653,264

MSF-131

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.4%
3M Co.	305,514	$28,565,559
General Electric Co.	4,557,556	91,378,998
Tyco International, Ltd.	203,339	9,103,487

		129,048,044

Insurance—3.8%
ACE, Ltd.	144,018	9,317,965
Aflac, Inc.	201,817	10,651,901
American International Group, Inc. (a) (b)	61,651	2,166,416
AON Corp.	142,964	7,571,373
Assurant, Inc.	42,893	1,651,809
Berkshire Hathaway, Inc. (Class B) (b)	742,936	62,131,738
Chubb Corp.	126,710	7,768,590
Cincinnati Financial Corp. (a)	69,961	2,294,721
Genworth Financial, Inc. (Class A) (b)	210,264	2,830,153
Hartford Financial Services Group, Inc.	190,884	5,140,506
Lincoln National Corp.	135,543	4,071,712
Loews Corp.	134,950	5,814,995
Marsh & McLennan Cos., Inc.	233,527	6,961,440
MetLife, Inc. (c)	452,882	20,257,412
Principal Financial Group, Inc.	137,696	4,421,419
Prudential Financial, Inc.	208,596	12,845,342
The Allstate Corp.	227,382	7,226,200
The Progressive Corp.	283,293	5,985,981
The Travelers Cos., Inc.	185,012	11,004,514
Torchmark Corp.	33,445	2,223,424
Unum Group	132,918	3,489,097
XL Group plc	133,487	3,283,780

		199,110,488

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (b)	152,925	27,546,380
Expedia, Inc. (a)	85,869	1,945,791
NetFlix, Inc. (b)	18,842	4,471,772
priceline.com, Inc. (b)	21,097	10,684,365

		44,648,308

Internet Software & Services—1.8%
Akamai Technologies, Inc. (b)	80,326	3,052,388
eBay, Inc. (b)	490,400	15,222,016
Google, Inc. (Class A) (b)	107,641	63,100,231
Monster Worldwide, Inc. (a) (b)	55,884	888,555
VeriSign, Inc. (a) (b)	74,446	2,695,690
Yahoo!, Inc. (b)	562,012	9,357,500

		94,316,380

IT Services—3.0%
Automatic Data Processing, Inc.	213,067	10,932,468
Cognizant Technology Solutions Corp. (Class A) (b)	130,572	10,628,561
Computer Sciences Corp.	66,566	3,243,761
Fidelity National Information Services, Inc.	114,274	3,735,617
Fiserv, Inc. (b)	62,698	3,932,419
International Business Machines Corp.	523,437	85,356,872
MasterCard, Inc.	41,480	10,441,346
Paychex, Inc.	138,162	4,332,760
SAIC, Inc. (b)	126,074	2,133,172
Teradata Corp. (b)	72,193	3,660,185

Security Description	Shares	Value

IT Services—(Continued)
The Western Union Co.	277,602	$5,765,793
Total System Services, Inc. (a)	69,731	1,256,553
Visa, Inc. (Class A)	208,007	15,313,475

		160,732,982

Leisure Equipment & Products—0.1%
Hasbro, Inc.	58,819	2,755,082
Mattel, Inc.	149,657	3,730,949

		6,486,031

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc. (b)	148,129	6,633,217
Life Technologies Corp. (b)	77,258	4,049,864
PerkinElmer, Inc.	48,663	1,278,377
Thermo Fisher Scientific, Inc. (b)	167,652	9,313,069
Waters Corp. (b)	39,198	3,406,306

		24,680,833

Machinery—2.4%
Caterpillar, Inc.	274,189	30,530,945
Cummins, Inc.	84,918	9,308,711
Danaher Corp.	232,000	12,040,800
Deere & Co.	180,715	17,509,476
Dover Corp.	80,067	5,263,605
Eaton Corp.	146,103	8,099,950
Flowserve Corp.	23,920	3,080,896
Illinois Tool Works, Inc.	213,926	11,492,105
Ingersoll-Rand plc (a)	141,458	6,833,836
Joy Global, Inc.	44,976	4,444,079
PACCAR, Inc.	156,803	8,208,637
Pall Corp.	49,562	2,855,267
Parker Hannifin Corp.	69,481	6,578,461
Snap-On, Inc.	25,016	1,502,461

		127,749,229

Media—3.2%
Cablevision Systems Corp. (Class A)	99,820	3,454,770
CBS Corp. (Class B)	288,600	7,226,544
Comcast Corp. (Class A)	1,191,699	29,458,799
DIRECTV (b)	340,585	15,939,378
Discovery Communications, Inc. (a) (b)	120,850	4,821,915
Gannett Co., Inc. (a)	102,875	1,566,786
News Corp. (Class A)	980,199	17,212,295
Omnicom Group, Inc.	121,910	5,980,905
Scripps Networks Interactive, Inc.	38,881	1,947,549
The Interpublic Group of Cos., Inc. (b)	209,969	2,639,310
The McGraw-Hill Cos., Inc.	131,628	5,186,143
The Walt Disney Co.	815,098	35,122,573
The Washington Post Co. (Class B) (a)	2,275	995,449
Time Warner Cable, Inc.	147,384	10,514,375
Time Warner, Inc.	469,054	16,745,228
Viacom, Inc. (Class B)	256,225	11,919,587

		170,731,606

Metals & Mining—1.2%
AK Steel Holding Corp. (a)	47,320	746,710
Alcoa, Inc.	456,116	8,050,447

MSF-132

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Allegheny Technologies, Inc. (a)	42,365	$2,868,958
Cliffs Natural Resources, Inc.	58,142	5,714,196
Freeport-McMoRan Copper & Gold, Inc.	406,246	22,566,965
Newmont Mining Corp.	211,716	11,555,459
Nucor Corp. (a)	135,588	6,239,760
Titanium Metals Corp. (a) (b)	38,666	718,414
United States Steel Corp.	61,703	3,328,260

		61,789,169

Multi-Utilities—1.2%
Ameren Corp.	103,244	2,898,059
CenterPoint Energy, Inc.	182,349	3,202,048
CMS Energy Corp. (a)	108,221	2,125,460
Consolidated Edison, Inc. (a)	125,316	6,356,028
Dominion Resources, Inc.	249,306	11,143,978
DTE Energy Co.	72,726	3,560,665
Integrys Energy Group, Inc. (a)	33,482	1,691,176
NiSource, Inc.	119,876	2,299,222
PG&E Corp.	170,078	7,514,046
Public Service Enterprise Group, Inc.	217,197	6,843,877
SCANA Corp. (a)	48,848	1,923,146
Sempra Energy	103,227	5,522,645
TECO Energy, Inc.	92,232	1,730,272
Wisconsin Energy Corp.	100,328	3,060,004
Xcel Energy, Inc.	207,173	4,949,363

		64,819,989

Multiline Retail—0.7%
Big Lots, Inc. (b)	32,391	1,406,741
Family Dollar Stores, Inc.	54,246	2,783,905
J.C. Penney Co., Inc.	101,594	3,648,241
Kohl’s Corp. (b)	125,496	6,656,308
Macy’s, Inc.	181,684	4,407,654
Nordstrom, Inc.	72,047	3,233,469
Sears Holdings Corp. (a) (b)	18,696	1,545,224
Target Corp.	303,915	15,198,789

		38,880,331

Office Electronics—0.1%
Xerox Corp.	600,653	6,396,954

Oil, Gas & Consumable Fuels—10.5%
Anadarko Petroleum Corp.	212,999	17,448,878
Apache Corp.	164,281	21,507,669
Cabot Oil & Gas Corp.	44,757	2,370,778
Chesapeake Energy Corp.	282,262	9,461,422
Chevron Corp.	861,617	92,563,514
ConocoPhillips	613,619	49,003,613
Consol Energy, Inc.	97,103	5,207,634
Denbury Resources, Inc. (b)	172,122	4,199,777
Devon Energy Corp.	183,273	16,818,963
El Paso Corp.	302,487	5,444,766
EOG Resources, Inc.	114,974	13,625,569
Exxon Mobil Corp.	2,128,278	179,052,028
Hess Corp.	128,993	10,991,494
Marathon Oil Corp.	304,859	16,252,033
Massey Energy Co. (a)	44,404	3,035,457
Murphy Oil Corp.	82,775	6,077,341

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Newfield Exploration Co. (b)	57,659	$4,382,661
Noble Energy, Inc.	75,432	7,290,503
Occidental Petroleum Corp.	348,883	36,454,785
Peabody Energy Corp.	116,127	8,356,499
Pioneer Natural Resources Co. (a)	49,983	5,094,267
QEP Resources, Inc.	75,672	3,067,743
Range Resources Corp. (a)	68,884	4,026,959
Southwestern Energy Co. (b)	149,259	6,413,659
Spectra Energy Corp.	278,392	7,566,695
Sunoco, Inc.	51,772	2,360,285
Tesoro Corp. (a) (b)	61,451	1,648,730
The Williams Cos., Inc.	251,606	7,845,075
Valero Energy Corp.	244,207	7,282,253

		554,851,050

Paper & Forest Products—0.3%
International Paper Co.	188,740	5,696,173
MeadWestvaco Corp.	72,265	2,191,798
Weyerhaeuser Co. (a)	230,564	5,671,874

		13,559,845

Personal Products—0.2%
Avon Products, Inc.	184,463	4,987,880
The Estee Lauder Cos., Inc.	49,148	4,735,901

		9,723,781

Pharmaceuticals—5.1%
Abbott Laboratories	664,237	32,580,825
Allergan, Inc.	131,200	9,317,824
Bristol-Myers Squibb Co.	730,697	19,312,322
Eli Lilly & Co.	437,255	15,378,258
Forest Laboratories, Inc. (b)	122,793	3,966,214
Johnson & Johnson	1,173,980	69,558,315
Merck & Co., Inc.	1,323,287	43,681,704
Mylan, Inc. (a) (b)	187,589	4,252,643
Pfizer, Inc.	3,431,624	69,696,283
Watson Pharmaceuticals, Inc. (b)	54,006	3,024,876

		270,769,264

Professional Services—0.1%
Dun & Bradstreet Corp.	21,336	1,712,000
Equifax, Inc.	52,681	2,046,657
Robert Half International, Inc. (a)	62,793	1,921,466

		5,680,123

Real Estate Investment Trusts—1.4%
Apartment Investment & Management Co.	50,703	1,291,406
AvalonBay Communities, Inc.	36,949	4,436,836
Boston Properties, Inc. (a)	61,214	5,806,148
Equity Residential	126,179	7,117,757
HCP, Inc.	172,117	6,530,119
Health Care REIT, Inc.	75,597	3,964,307
Host Hotels & Resorts, Inc.	292,046	5,142,930
Kimco Realty Corp.	174,443	3,199,285
Plum Creek Timber Co., Inc.	69,466	3,029,412
ProLogis	244,836	3,912,479
Public Storage	59,985	6,652,936

MSF-133

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group, Inc.	127,461	$13,658,721
Ventas, Inc.	69,927	3,797,036
Vornado Realty Trust	70,158	6,138,825

		74,678,197

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (b)	124,995	3,337,367

Road & Rail—0.9%
CSX Corp.	158,968	12,494,885
Norfolk Southern Corp.	152,845	10,587,573
Ryder System, Inc.	21,987	1,112,542
Union Pacific Corp.	210,742	20,722,261

		44,917,261

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a) (b)	247,050	2,124,630
Altera Corp.	137,330	6,045,267
Analog Devices, Inc.	128,595	5,064,071
Applied Materials, Inc.	566,302	8,845,637
Broadcom Corp.	204,118	8,038,167
Intel Corp.	2,355,501	47,510,455
KLA-Tencor Corp.	71,773	3,399,887
Linear Technology Corp. (a)	97,370	3,274,553
LSI Corp. (b)	264,408	1,797,974
MEMC Electronic Materials, Inc. (a) (b)	98,851	1,281,109
Microchip Technology, Inc. (a)	80,873	3,073,983
Micron Technology, Inc. (b)	368,119	4,218,644
National Semiconductor Corp.	103,500	1,484,190
Novellus Systems, Inc. (b)	38,706	1,437,154
NVIDIA Corp. (b)	249,370	4,603,370
Teradyne, Inc. (a) (b)	79,552	1,416,821
Texas Instruments, Inc.	503,055	17,385,581
Xilinx, Inc. (a)	112,049	3,675,207

		124,676,700

Software—3.6%
Adobe Systems, Inc. (b)	217,228	7,203,281
Autodesk, Inc. (b)	98,246	4,333,631
BMC Software, Inc. (b)	76,666	3,813,367
CA Technologies	164,189	3,970,090
Citrix Systems, Inc. (b)	80,528	5,915,587
Compuware Corp. (b)	93,893	1,084,464
Electronic Arts, Inc. (b)	143,491	2,802,379
Intuit, Inc. (b)	116,884	6,206,540
Microsoft Corp.	3,173,616	80,482,902
Novell, Inc. (b)	150,900	894,837
Oracle Corp.	1,669,781	55,720,592
Red Hat, Inc. (b)	82,821	3,759,245
Salesforce.com, Inc. (b)	50,759	6,780,387
Symantec Corp. (b)	327,593	6,073,574

		189,040,876

Specialty Retail—1.9%
Abercrombie & Fitch Co. (Class A)	37,447	2,198,139
AutoNation, Inc. (a) (b)	27,513	973,135
AutoZone, Inc. (b)	11,466	3,136,639
Bed Bath & Beyond, Inc. (b)	109,333	5,277,504

Security Description	Shares	Value

Specialty Retail—(Continued)
Best Buy Co., Inc.	140,429	$4,033,121
CarMax, Inc. (b)	96,809	3,107,569
GameStop Corp. (Class A) (a) (b)	64,981	1,463,372
Home Depot, Inc.	703,397	26,067,893
Limited Brands, Inc.	113,522	3,732,603
Lowe’s Cos., Inc.	592,310	15,654,753
O’Reilly Automotive, Inc. (b)	60,574	3,480,582
RadioShack Corp.	45,401	681,469
Ross Stores, Inc.	51,112	3,635,085
Staples, Inc.	308,801	5,996,915
The Gap, Inc. (a)	187,219	4,242,383
The Sherwin-Williams Co.	38,204	3,208,754
Tiffany & Co.	54,252	3,333,243
TJX Cos., Inc.	169,882	8,448,232
Urban Outfitters, Inc. (a) (b)	54,919	1,638,234

		100,309,625

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	126,949	6,606,426
Nike, Inc. (a)	164,300	12,437,510
Polo Ralph Lauren Corp.	28,074	3,471,350
VF Corp.	37,154	3,660,784

		26,176,070

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	226,072	2,188,377
People’s United Financial, Inc.	155,373	1,954,592

		4,142,969

Tobacco—1.6%
Altria Group, Inc.	897,900	23,372,337
Lorillard, Inc. (a)	62,473	5,935,560
Philip Morris International, Inc.	771,346	50,623,438
Reynolds American, Inc.	145,145	5,157,002

		85,088,337

Trading Companies & Distributors—0.1%
Fastenal Co.	63,279	4,102,377
W.W. Grainger, Inc.	25,038	3,447,232

		7,549,609

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (b)	170,659	8,843,549
MetroPCS Communications, Inc. (b)	113,269	1,839,489
Sprint Nextel Corp. (b)	1,283,472	5,955,310

		16,638,348

Total Common Stock (Identified Cost $4,414,206,999)		5,183,922,033

Mutual Funds—1.8%

Exchange Traded Funds—1.8%
SPDR S&P 500 ETF Trust (a)	718,000	95,142,180

Total Mutual Funds (Identified Cost $94,245,391)		95,142,180

MSF-134

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Warrants—0.0%

Security Description	Shares/Par Amount	Value

Insurance—0.0%
American International Group, Inc. (b)	1	$11

Total Warrants (Identified Cost $17)		11

Short Term Investments—3.8%

Discount Notes—0.2%
Federal Home Loan Bank 0.050%, 04/27/11	$10,125,000	10,124,488

Mutual Funds—3.5%
State Street Navigator Securities Lending Prime Portfolio (e)	187,063,902	187,063,902

U.S. Treasury—0.1%
U.S. Treasury Bills 0.060%, 04/21/11 (a)	5,850,000	5,849,852

Total Short Term Investments (Identified Cost $203,038,242)		203,038,242

Total Investments—103.5% (Identified Cost $4,711,490,649) (f)		5,482,102,466
Liabilities in excess of other assets		(187,792,055)

Net Assets—100.0%		$5,294,310,411

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $183,411,046 and the collateral received consisted of cash in the amount of $187,063,902 and non-cash collateral with a value of $902,440. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $22,156,250.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $4,713,573,733. The aggregate unrealized appreciation and depreciation of investments was $1,274,717,859 and $(506,189,126), respectively, resulting in net unrealized appreciation of $768,528,733 for federal income tax purposes.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Net Unrealized Appreciation
S&P 500 Index Futures	6/16/2011	40	$13,105,700	$13,210,000	$104,300

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at March 31, 2011	Realized Gain on Shares Sold	Income For Period Ended March 31, 2011
MetLife, Inc.	400,842	65,937	13,897	452,882	$173,421	$0

MSF-135

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$5,183,922,033	$—	$—	$5,183,922,033
Total Mutual Funds*	95,142,180	—	—	95,142,180
Total Warrants*	11	—	—	11
Short Term Investments
Discount Notes	—	10,124,488	—	10,124,488
Mutual Funds	187,063,902	—	—	187,063,902
U.S. Treasury	—	5,849,852	—	5,849,852
Total Short Term Investments	187,063,902	15,974,340	—	203,038,242
Total Investments	$5,466,128,126	$15,974,340	$—	$5,482,102,466

Futures Contracts**
Futures Contracts Long (Appreciation)	$104,300	$—	$—	$104,300

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-136

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—60.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
Honeywell International, Inc.	139,070	$8,303,870
Huntington Ingalls Industries, Inc. (a)	11,683	484,831
Lockheed Martin Corp.	256,999	20,662,719
Northrop Grumman Corp.	70,096	4,395,720
Precision Castparts Corp.	14,070	2,070,823
United Technologies Corp.	205,190	17,369,333

		53,287,296

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	36,370	2,703,018

Auto Components—0.4%
Johnson Controls, Inc.	118,040	4,906,923

Automobiles—0.1%
General Motors Co. (a)	47,610	1,477,338

Beverages—1.6%
Diageo plc (GBP)	440,242	8,382,255
Heineken NV (EUR)	34,949	1,911,267
PepsiCo., Inc.	137,865	8,879,885

		19,173,407

Capital Markets—4.3%
BlackRock, Inc.	10,584	2,127,490
Franklin Resources, Inc.	24,290	3,038,193
State Street Corp.	175,280	7,877,083
The Bank of New York Mellon Corp.	618,280	18,468,024
The Charles Schwab Corp.	115,180	2,076,695
The Goldman Sachs Group, Inc.	112,770	17,870,662

		51,458,147

Chemicals—1.8%
Air Products & Chemicals, Inc.	84,594	7,628,687
Airgas, Inc.	11,270	748,553
Celanese Corp. (Series A)	17,240	764,939
E. I. du Pont de Nemours & Co.	46,330	2,546,760
PPG Industries, Inc.	108,090	10,291,249

		21,980,188

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	80,340	5,060,616
SunTrust Banks, Inc.	41,350	1,192,534
TCF Financial Corp. (b)	90,670	1,438,026
Wells Fargo & Co.	423,990	13,440,483
Zions Bancorp (b)	80,210	1,849,643

		22,981,302

Communications Equipment—0.4%
Cisco Systems, Inc.	291,350	4,996,653

Computers & Peripherals—0.6%
Hewlett-Packard Co.	165,090	6,763,737

Construction & Engineering—0.3%
Fluor Corp.	52,580	3,873,043

Security Description	Shares	Value

Diversified Financial Services—3.4%
Bank of America Corp.	888,090	$11,838,240
Deutsche Boerse AG (EUR)	19,918	1,512,644
JPMorgan Chase & Co.	591,630	27,274,143

		40,625,027

Diversified Telecommunication Services—1.5%
AT&T, Inc.	521,934	15,971,181
CenturyLink, Inc. (b)	50,044	2,079,328

		18,050,509

Electric Utilities—0.9%
American Electric Power Co., Inc.	68,550	2,408,847
Entergy Corp.	39,220	2,635,976
NextEra Energy, Inc.	34,040	1,876,285
PPL Corp.	151,676	3,837,403

		10,758,511

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	21,330	1,989,236
Transocean, Ltd. (a)	36,140	2,817,113

		4,806,349

Food & Staples Retailing—0.9%
CVS Caremark Corp.	154,883	5,315,585
The Kroger Co.	77,130	1,848,806
Walgreen Co.	78,800	3,163,032

		10,327,423

Food Products—1.8%
Danone (EUR)	30,104	1,968,044
General Mills, Inc.	144,550	5,283,303
Kellogg Co.	52,980	2,859,861
Nestle S.A. (CHF)	174,734	10,054,651
The J. M. Smucker Co.	24,588	1,755,337

		21,921,196

Health Care Equipment & Supplies—1.9%
Becton, Dickinson & Co.	75,620	6,020,864
Covidien plc	62,020	3,221,319
Medtronic, Inc.	193,120	7,599,272
St. Jude Medical, Inc. (a)	128,110	6,566,919

		23,408,374

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.	50,650	2,003,714
Quest Diagnostics, Inc.	35,480	2,047,906
WellPoint, Inc.	13,400	935,186

		4,986,806

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	55,790	4,245,061

Household Durables—0.3%
Pulte Group, Inc. (a) (b)	124,860	923,964
Stanley Black & Decker, Inc.	40,685	3,116,471

		4,040,435

MSF-137

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.8%
Reckitt Benckiser Group plc (GBP)	32,970	$1,694,038
The Procter & Gamble Co.	133,952	8,251,443

		9,945,481

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a)	83,430	1,797,082

Industrial Conglomerates—0.8%
3M Co.	106,670	9,973,645

Insurance—3.4%
ACE, Ltd.	93,910	6,075,977
AON Corp.	119,930	6,351,493
Chubb Corp.	46,860	2,872,987
Prudential Financial, Inc.	176,690	10,880,570
The Allstate Corp.	16,386	520,747
The Travelers Cos., Inc.	241,050	14,337,654

		41,039,428

IT Services—2.4%
Accenture plc	166,019	9,126,065
International Business Machines Corp.	73,060	11,913,894
MasterCard, Inc.	12,870	3,239,636
The Western Union Co.	116,060	2,410,566
Visa, Inc. (Class A) (b)	36,250	2,668,725

		29,358,886

Leisure Equipment & Products—0.3%
Hasbro, Inc. (b)	79,260	3,712,538

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc. (a)	85,110	4,727,861

Machinery—1.5%
Danaher Corp.	228,740	11,871,606
Eaton Corp.	111,060	6,157,166

		18,028,772

Media—2.3%
Comcast Corp. (Class A)	166,140	3,857,771
Omnicom Group, Inc.	138,990	6,818,849
The Walt Disney Co.	237,000	10,212,330
Viacom, Inc. (Class B)	148,030	6,886,356

		27,775,306

Metals & Mining—0.2%
Cliffs Natural Resources, Inc.	17,830	1,752,332

Multi-Utilities—1.0%
Dominion Resources, Inc.	39,752	1,776,914
PG&E Corp.	109,490	4,837,268
Public Service Enterprise Group, Inc.	151,960	4,788,260

		11,402,442

Multiline Retail—1.1%
Kohl’s Corp. (a)	92,820	4,923,173
Target Corp.	164,630	8,233,146

		13,156,319

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—7.7%
Anadarko Petroleum Corp.	34,010	$2,786,099
Apache Corp.	130,470	17,081,132
Chevron Corp.	149,256	16,034,572
EOG Resources, Inc.	49,760	5,897,058
Exxon Mobil Corp.	269,664	22,686,832
Hess Corp.	97,650	8,320,757
Kinder Morgan, Inc. (a)	34,530	1,023,469
Noble Energy, Inc.	42,080	4,067,032
Occidental Petroleum Corp.	71,280	7,448,047
QEP Resources, Inc.	33,490	1,357,685
Southwestern Energy Co. (a)	52,460	2,254,206
The Williams Cos., Inc.	116,840	3,643,071

		92,599,960

Personal Products—0.2%
Avon Products, Inc. (b)	95,460	2,581,238

Pharmaceuticals—3.9%
Abbott Laboratories	236,138	11,582,569
Bayer AG (EUR)	22,611	1,752,381
GlaxoSmithKline plc (GBP)	83,789	1,599,507
Johnson & Johnson	251,188	14,882,889
Merck & Co., Inc.	44,893	1,481,918
Pfizer, Inc.	685,113	13,914,645
Roche Holding AG (CHF)	11,558	1,655,648

		46,869,557

Professional Services—0.2%
Dun & Bradstreet Corp.	26,860	2,155,246

Road & Rail—0.3%
Canadian National Railway Co.	27,210	2,048,097
CSX Corp.	19,690	1,547,634

		3,595,731

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	240,000	4,840,800
Microchip Technology, Inc. (b)	51,050	1,940,411

		6,781,211

Software—1.3%
Check Point Software Technologies, Ltd. (a)	38,420	1,961,341
Microsoft Corp.	65,270	1,655,247
Oracle Corp.	374,520	12,497,733

		16,114,321

Specialty Retail—0.7%
Advance Auto Parts, Inc. (b)	25,000	1,640,500
Staples, Inc.	172,820	3,356,164
The Sherwin-Williams Co.	41,240	3,463,748

		8,460,412

Textiles, Apparel & Luxury Goods—0.1%
Nike, Inc.	20,750	1,570,775

Tobacco—2.3%
Altria Group, Inc.	91,506	2,381,901
Philip Morris International, Inc.	327,940	21,522,702

MSF-138

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—(Continued)
Reynolds American, Inc.	109,480	$3,889,825

		27,794,428

Wireless Telecommunication Services—0.8%
Vodafone Group plc (GBP)	3,320,401	9,405,239

Total Common Stock (Identified Cost $577,762,770)		727,368,953

U.S. Treasury & Government Agencies—25.1%

Agency Sponsored Mortgage-Backed—12.4%
Fannie Mae 15 Yr. Pool 4.500%, 04/01/18	$191,750	203,040
4.500%, 06/01/18	488,804	517,583
4.500%, 07/01/18	304,455	322,381
4.500%, 03/01/19	349,816	369,756
4.500%, 06/01/19	357,678	378,067
4.500%, 04/01/20	287,336	303,715
4.500%, 07/01/20	153,814	162,582
5.000%, 11/01/17	314,444	336,674
5.000%, 02/01/18	1,005,383	1,076,460
5.000%, 12/01/18	948,250	1,015,288
5.000%, 07/01/19	577,877	619,092
5.000%, 07/01/20	361,762	387,563
5.000%, 08/01/20	143,992	154,262
5.500%, 11/01/17	510,588	553,513
5.500%, 12/01/17	94,906	102,977
5.500%, 01/01/18	357,122	387,569
5.500%, 02/01/18	298,536	323,971
5.500%, 06/01/19	462,783	506,866
5.500%, 07/01/19	363,864	397,748
5.500%, 08/01/19	114,430	124,972
5.500%, 09/01/19	395,764	432,943
5.500%, 01/01/21	186,852	204,650
5.500%, 03/01/21	55,005	60,244
6.000%, 07/01/16	152,925	166,832
6.000%, 01/01/17	126,041	137,779
6.000%, 02/01/17 (c)	204,786	223,409
6.000%, 07/01/17	307,365	335,316
6.000%, 08/01/17	33,885	37,041
6.000%, 09/01/17	231,098	252,619
6.000%, 03/01/18	30,255	33,072
6.000%, 11/01/18	172,397	188,074
6.000%, 01/01/21	193,212	212,352
6.000%, 05/01/21	102,437	112,482
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	90,081	98,554
Fannie Mae 30 Yr. Pool 4.500%, 08/01/33	1,310,322	1,349,667
4.500%, 02/01/35	252,781	259,739
4.500%, 09/01/35	363,193	372,623
4.500%, 08/01/40	195,838	199,760
4.500%, 02/01/41	858,635	875,831
4.500%, 04/01/41	961,000	980,246
Fannie Mae 30 Yr. Pool 5.000%, 11/01/33	594,753	626,945
5.000%, 03/01/34	780,916	822,240

Security Description	Shares/Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 04/01/34	$273,107	$287,591
5.000%, 05/01/34	243,927	256,864
5.000%, 08/01/34	279,674	294,507
5.000%, 09/01/34	952,227	1,002,726
5.000%, 01/01/35	249,087	262,297
5.000%, 06/01/35	646,014	679,870
5.000%, 07/01/35	2,806,649	2,953,740
5.000%, 08/01/35	588,984	619,851
5.000%, 09/01/35	456,879	480,823
5.000%, 10/01/35	1,904,313	2,004,114
5.000%, 08/01/36	292,195	307,508
5.000%, 07/01/39	1,004,735	1,055,508
5.000%, 10/01/39	782,544	819,643
5.000%, 11/01/39	299,521	314,657
5.000%, 11/01/40	370,238	388,485
5.000%, 01/01/41	140,645	147,577
5.000%, 03/01/41	199,774	209,620
5.500%, 02/01/33	347,580	374,281
5.500%, 05/01/33	36,339	39,130
5.500%, 06/01/33	1,088,436	1,172,050
5.500%, 07/01/33	1,311,800	1,412,572
5.500%, 11/01/33	751,241	808,952
5.500%, 12/01/33	171,236	184,391
5.500%, 01/01/34 (c)	248,534	267,627
5.500%, 01/01/34	404,748	436,151
5.500%, 02/01/34	924,237	995,662
5.500%, 03/01/34	154,424	167,348
5.500%, 04/01/34	304,388	328,151
5.500%, 05/01/34	1,418,992	1,531,411
5.500%, 06/01/34	1,905,754	2,051,594
5.500%, 07/01/34	849,006	914,086
5.500%, 09/01/34	2,489,140	2,680,123
5.500%, 10/01/34	2,927,370	3,151,229
5.500%, 11/01/34	3,705,328	3,989,508
5.500%, 12/01/34	1,939,689	2,087,496
5.500%, 01/01/35	1,545,846	1,663,632
5.500%, 02/01/35	215,965	232,825
5.500%, 04/01/35	317,273	341,448
5.500%, 07/01/35	293,558	315,925
5.500%, 08/01/35	344,861	371,138
5.500%, 09/01/35 (c)	911,726	982,905
5.500%, 01/01/36	284,424	305,652
6.000%, 02/01/32	775,541	853,929
6.000%, 03/01/34	87,448	96,232
6.000%, 04/01/34	1,355,241	1,491,544
6.000%, 06/01/34	1,169,822	1,287,366
6.000%, 07/01/34	1,328,589	1,460,837
6.000%, 08/01/34	2,186,511	2,403,949
6.000%, 10/01/34	1,068,193	1,175,153
6.000%, 11/01/34	144,211	158,657
6.000%, 12/01/34	76,176	83,588
6.000%, 08/01/35	270,755	297,014
6.000%, 09/01/35 (c)	362,086	397,779
6.000%, 10/01/35	468,615	515,067
6.000%, 11/01/35	178,360	195,602
Fannie Mae 30 Yr. Pool 6.000%, 12/01/35	630,857	691,898
6.000%, 02/01/36	412,001	452,615

MSF-139

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 04/01/36	$1,159,199	$1,273,467
6.000%, 06/01/36	317,733	348,584
6.000%, 03/01/37	360,337	392,592
6.000%, 07/01/37	544,844	599,060
6.500%, 06/01/31	186,101	210,524
6.500%, 07/01/31	75,851	85,806
6.500%, 08/01/31	61,764	69,869
6.500%, 09/01/31	284,619	321,970
6.500%, 02/01/32	134,102	151,700
6.500%, 07/01/32	461,078	522,222
6.500%, 08/01/32	400,567	453,134
6.500%, 01/01/33	186,291	210,738
6.500%, 04/01/34	306,375	346,317
6.500%, 06/01/34	96,292	108,567
6.500%, 08/01/34	159,206	179,950
6.500%, 04/01/36	198,789	225,311
6.500%, 05/01/36	344,449	390,007
6.500%, 02/01/37	789,522	892,391
6.500%, 05/01/37	526,399	594,986
6.500%, 07/01/37	407,004	460,034
7.500%, 10/01/29	45,689	53,006
7.500%, 02/01/30	32,327	37,463
7.500%, 11/01/31	133,057	154,545
7.500%, 02/01/32	29,834	34,659
Fannie Mae Pool 3.800%, 02/01/18	144,793	147,395
4.010%, 08/01/13 (c)	139,304	144,891
4.020%, 08/01/13 (c)	549,100	572,609
4.518%, 05/01/14 (c)	634,960	672,487
4.630%, 04/01/14	347,121	367,492
4.700%, 03/01/15	584,963	624,167
4.767%, 04/01/13 (c)	61,543	64,043
4.841%, 08/01/14 (c)	845,402	899,473
4.845%, 06/01/13	87,165	91,864
4.872%, 02/01/14 (c)	606,681	639,663
4.880%, 03/01/20	373,342	390,627
4.940%, 08/01/15	50,000	53,740
5.370%, 02/01/13 (c)	367,749	384,121
5.370%, 05/01/18	630,000	674,850
5.466%, 11/01/15 (c)	413,849	447,813
5.662%, 02/01/16 (c)	222,561	240,445
5.724%, 07/01/16 (c)	269,036	292,416
FHLMC Multifamily Structured Pass-Through Certificate 3.808%, 08/25/20	1,030,000	1,006,764
3.882%, 11/25/17 (c)	332,556	338,508
5.085%, 03/19/19 (c)	1,226,000	1,278,910
Freddie Mac 15 Yr. Gold Pool 4.000%, 04/01/24	2,236,908	2,302,966
4.500%, 05/01/18	172,634	182,663
4.500%, 08/01/18	299,655	317,064
4.500%, 11/01/18	307,412	325,272
4.500%, 01/01/19	594,643	629,189
4.500%, 08/01/19	31,393	33,168
4.500%, 02/01/20	237,246	250,659
Freddie Mac 15 Yr. Gold Pool 4.500%, 08/01/24	2,314,298	2,427,778

Security Description	Shares/Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.000%, 12/01/17	$10,603	$11,348
5.000%, 05/01/18	124,933	133,706
5.000%, 06/01/18	16,432	17,586
5.000%, 09/01/18	320,845	343,377
5.000%, 12/01/18	44,298	47,408
5.000%, 02/01/19	304,036	325,768
5.000%, 06/01/19	138,272	148,112
5.500%, 01/01/19	69,313	75,764
5.500%, 04/01/19	46,683	50,881
5.500%, 06/01/19	32,312	35,320
5.500%, 07/01/19	76,189	82,684
5.500%, 08/01/19	31,304	34,120
5.500%, 12/01/19	67,089	73,082
5.500%, 02/01/20	20,340	22,170
6.000%, 04/01/16	23,246	25,236
6.000%, 04/01/17	79,093	86,013
6.000%, 07/01/17	44,109	47,969
6.000%, 10/01/17	55,745	60,623
6.000%, 08/01/19	234,491	256,027
6.000%, 09/01/19	136,930	149,939
6.000%, 11/01/19	85,065	93,146
6.000%, 05/01/21	129,691	141,890
6.000%, 10/01/21	181,380	198,725
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	274,362	298,113
5.500%, 06/01/25	541,380	587,705
5.500%, 07/01/25	263,507	286,054
5.500%, 08/01/25	422,215	458,343
6.000%, 02/01/23	377,773	415,219
6.000%, 12/01/25	168,366	184,213
6.000%, 02/01/26	154,767	169,334
Freddie Mac 30 Yr. Gold Pool 4.000%, 11/01/40	3,283,819	3,229,008
4.000%, 01/01/41	3,428,947	3,371,713
4.500%, 04/01/35	730,643	748,325
4.500%, 06/01/39	3,732,073	3,799,236
5.000%, 09/01/33	1,364,232	1,433,760
5.000%, 11/01/33	722,285	759,097
5.000%, 03/01/34	245,698	258,489
5.000%, 04/01/34	251,014	263,572
5.000%, 08/01/35	328,809	344,848
5.000%, 10/01/35	1,139,605	1,195,631
5.000%, 11/01/35	711,179	745,869
5.000%, 12/01/36	495,210	519,365
5.000%, 07/01/39	3,001,637	3,136,794
5.500%, 12/01/33	1,062,012	1,140,813
5.500%, 01/01/34	926,853	995,626
5.500%, 04/01/34	184,050	198,224
5.500%, 11/01/34	163,252	175,229
5.500%, 12/01/34	216,368	232,434
5.500%, 05/01/35	121,736	130,668
5.500%, 09/01/35	257,547	276,416
5.500%, 10/01/35	407,319	437,924
6.000%, 04/01/34	151,467	166,635
6.000%, 07/01/34	296,504	325,999
6.000%, 08/01/34	1,711,560	1,881,773

MSF-140

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 09/01/34	$50,341	$55,288
6.000%, 07/01/35	211,809	231,497
6.000%, 08/01/35	265,758	290,460
6.000%, 11/01/35	657,531	719,847
6.000%, 03/01/36	284,871	311,350
6.000%, 10/01/36	446,887	490,380
6.000%, 03/01/37	292,990	319,399
6.000%, 05/01/37	515,397	563,303
6.000%, 06/01/37	676,663	739,559
6.500%, 05/01/34	95,081	107,585
6.500%, 06/01/34	132,601	149,685
6.500%, 08/01/34	590,500	670,045
6.500%, 10/01/34	393,760	445,003
6.500%, 11/01/34	161,014	182,220
6.500%, 05/01/37	240,245	271,135
6.500%, 07/01/37	632,157	713,107
Ginnie Mae I 30 Yr. Pool 4.500%, 09/15/33	386,099	401,442
4.500%, 11/15/39	3,117,425	3,221,826
4.500%, 03/15/40	764,957	793,444
4.500%, 06/15/40	508,390	526,369
5.000%, 03/15/34	146,958	156,855
5.000%, 06/15/34	249,602	266,411
5.000%, 12/15/34	152,324	162,583
5.000%, 06/15/35	49,778	53,052
5.000%, 05/15/39	2,338,178	2,483,949
5.000%, 09/15/39	2,986,199	3,172,370
5.500%, 11/15/32	373,814	407,496
5.500%, 08/15/33	1,419,895	1,547,834
5.500%, 12/15/33	606,946	661,571
5.500%, 09/15/34	540,446	588,804
5.500%, 10/15/35	158,297	172,214
6.000%, 12/15/28	121,514	134,450
6.000%, 12/15/31	135,880	150,345
6.000%, 03/15/32	4,280	4,735
6.000%, 10/15/32	431,801	477,770
6.000%, 01/15/33	105,629	116,874
6.000%, 02/15/33	5,428	6,005
6.000%, 04/15/33	494,027	546,621
6.000%, 08/15/33	3,775	4,177
6.000%, 07/15/34	373,686	416,037
6.000%, 09/15/34	249,738	275,935
6.000%, 01/15/38	620,182	690,469
Ginnie Mae II 30 Yr. Pool 4.000%, 01/20/41	3,429,045	3,434,581
4.500%, 07/20/33	83,493	86,902
4.500%, 09/20/33	46,375	48,168
4.500%, 12/20/34	51,660	53,624
4.500%, 03/20/35	216,135	224,353
5.000%, 07/20/33	159,915	170,934
6.000%, 01/20/35	151,482	166,204
6.000%, 02/20/35	80,075	87,857
6.000%, 04/20/35	117,285	128,683

		149,324,464

Security Description	Par Amount	Value

Federal Agencies—0.2%
Federal National Mortgage Association 6.000%, 05/15/11	$1,473,000	$1,483,616
The Financing Corp. 9.650%, 11/02/18	430,000	612,237
U.S. Department of Housing & Urban Development 7.498%, 08/01/11	40,000	40,238

		2,136,091

U.S. Treasury—12.5%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	295,839
4.500%, 08/15/39	10,138,000	10,134,837
5.000%, 05/15/37	3,912,000	4,250,630
5.250%, 02/15/29	5,376,000	6,054,720
5.375%, 02/15/31	6,424,000	7,346,448
6.250%, 08/15/23	1,251,000	1,553,586
8.500%, 02/15/20 (b)	1,104,000	1,558,452
U.S. Treasury Inflation Protected Notes (TIPS) 1.250%, 07/15/20	8,975,789	9,269,602
U.S. Treasury Notes 1.375%, 02/15/12	11,773,800	11,885,557
1.375%, 10/15/12 (b)	6,028,000	6,101,939
1.375%, 01/15/13 (b)	7,734,000	7,825,540
1.500%, 12/31/13	21,000	21,198
1.875%, 02/28/14	2,369,800	2,413,679
2.000%, 11/30/13	2,098,000	2,146,680
2.125%, 05/31/15	15,228,000	15,394,594
2.625%, 02/29/16 (b)	800,000	816,250
2.750%, 10/31/13	6,744,000	7,036,413
2.750%, 02/15/19	3,838,100	3,750,242
3.125%, 09/30/13	10,194,000	10,722,814
3.500%, 05/31/13 (b)	3,900,000	4,123,337
3.750%, 11/15/18	23,478,000	24,666,574
3.875%, 02/15/13	5,448,000	5,771,475
4.125%, 05/15/15	125,000	136,484
4.500%, 04/30/12 (b)	3,651,000	3,814,441
4.750%, 08/15/17	2,444,000	2,739,572
5.125%, 06/30/11	764,000	773,431

		150,604,334

Total U.S. Treasury & Government Agencies (Identified Cost $292,359,177)		302,064,889

Corporate Bonds & Notes—9.9%

Aerospace & Defense—0.2%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	1,718,000	1,839,409

Beverages—0.3%
Anheuser- Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,270,000	1,697,565
SABMiller plc (144A) 5.500%, 08/15/13	1,311,000	1,424,814

		3,122,379

MSF-141

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—0.7%
ING Bank NV (144A) 3.900%, 03/19/14	$1,280,000	$1,356,997
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	1,160,000	1,249,574
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,237,700
6.625%, 04/01/18	1,270,000	1,395,878
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,423,697
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	2,152,750

		8,816,596

Commercial Banks—1.8%
ABN Amro Bank NV (144A) 2.071%, 01/30/14 (c)	2,030,000	2,031,616
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	643,650
Bank One Corp. 8.000%, 04/29/27	100,000	121,016
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	480,000
Commonwealth Bank of Australia (144A) 5.000%, 10/15/19	710,000	733,175
Credit Suisse 5.500%, 05/01/14	1,470,000	1,611,277
Groupe BPCE (144A) 12.500%, 06/29/49 (b)	1,375,000	1,542,571
HSBC Bank USA N.A. 4.875%, 08/24/20	760,000	743,999
HSBC Holdings plc 5.100%, 04/05/21	679,000	682,484
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	1,290,000	1,425,982
Lloyds TSB Bank plc 4.875%, 01/21/16	1,100,000	1,134,236
Nordea Bank AB (144A) 4.875%, 01/14/21	830,000	844,372
5.424%, 12/29/49 (c)	359,000	346,919
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,171,475
Santander U.S. Debt S.A. Unipersonal (144A) 3.781%, 10/07/15	500,000	483,288
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	1,330,000	1,425,912
U.S. Bancorp 7.500%, 06/01/26	400,000	441,908
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,565,616
Woori Bank (144A) 6.125%, 05/03/16 (c)	2,620,000	2,627,126

		22,056,622

Commercial Services & Supplies—0.1%
The Western Union Co. 5.400%, 11/17/11 (b)	1,721,000	1,771,592

Security Description	Par Amount	Value

Consumer Finance—0.3%
American Express Co. 5.500%, 09/12/16	$960,000	$1,046,531
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,456,431
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	640,463

		3,143,425

Diversified Financial Services—2.2%
Asian Development Bank 2.750%, 05/21/14	970,000	1,005,365
Bank of America Corp. 5.490%, 03/15/19	696,000	700,392
7.375%, 05/15/14	510,000	575,955
7.625%, 06/01/19	710,000	822,321
BP Capital Markets plc 4.500%, 10/01/20	306,000	303,661
4.742%, 03/11/21	1,270,000	1,272,369
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,153,844
Crown Castle Towers, LLC 4.883%, 08/15/40	370,000	370,249
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	711,000	770,619
DIRECTV Financing Co., Inc. 4.600%, 02/15/21 (b)	1,260,000	1,228,340
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	1,006,608
Enel Finance International S.A. (144A) 6.250%, 09/15/17 (b)	995,000	1,089,637
ERAC USA Finance, LLC (144A) 7.000%, 10/15/37	1,115,000	1,214,824
General Electric Capital Corp. 4.625%, 01/07/21 (b)	850,000	837,099
5.450%, 01/15/13	572,000	611,672
GG1C Funding Corp. (144A) 5.129%, 01/15/14	261,213	267,746
ING Groep NV 5.775%, 12/29/49 (b) (c)	1,250,000	1,156,250
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,339,333
JPMorgan Chase Capital XXII 6.450%, 02/02/37	568,000	571,635
JPMorgan Chase Capital XXVII 7.000%, 11/01/39	149,000	153,526
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	784,978
Petrobras International Finance Co. 6.750%, 01/27/41	276,000	284,075
Societe Financement de l’Economie Francaise (144A) 3.375%, 05/05/14	730,000	766,550
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,523,498
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	795,124
The Royal Bank of Scotland plc 6.125%, 01/11/21 (b)	1,200,000	1,233,685

MSF-142

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	$2,290,000	$2,340,632
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	1,464,028
W3A Funding Corp. 8.090%, 01/02/17	465,075	465,722
WEA Finance, LLC (144A) 6.750%, 09/02/19	363,000	416,513

		26,526,250

Diversified Telecommunication Services—0.3%
AT&T, Inc. 6.550%, 02/15/39	1,290,000	1,344,487
Verizon New York, Inc. 6.875%, 04/01/12	2,172,000	2,299,366

		3,643,853

Electric Utilities—0.6%
Bruce Mansfield Unit 6.850%, 06/01/34	2,344,844	2,460,563
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	1,825,000	2,099,064
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,065,762
6.950%, 06/01/12	1,000,000	1,066,068
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	51,931

		6,743,388

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,585,002

Food & Staples Retailing—0.2%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,216,471
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,788,942

		3,005,413

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,240,802
Hospira, Inc. 6.050%, 03/30/17 (c)	979,000	1,084,925

		2,325,727

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	1,141,232

Independent Power Producers & Energy Traders—0.0%
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	103,246

Security Description	Par Amount	Value

Insurance—0.4%
Chubb Corp. 6.375%, 03/29/67 (c)	$2,130,000	$2,241,825
Irish Life & Permanent Group Holdings plc (144A) 3.600%, 01/14/13	1,500,000	1,312,500
Prudential Financial, Inc. 6.625%, 06/21/40	430,000	473,763
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	146,000	145,419
6.500%, 05/09/37 (c)	491,000	492,228

		4,665,735

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	964,007
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,338,578

		2,302,585

Media—0.3%
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	1,123,010
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	149,997
News America Holdings, Inc. 8.500%, 02/23/25	722,000	880,320
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,516,856

		3,670,183

Metals & Mining—0.2%
ArcelorMittal 5.250%, 08/05/20 (b)	1,050,000	1,026,910
6.125%, 06/01/18	605,000	640,849
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	290,000	270,754
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	289,918
6.875%, 11/10/39	233,000	249,053

		2,477,484

Oil, Gas & Consumable Fuels—0.6%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	1,328,283
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,032,009
Hess Corp. 8.125%, 02/15/19	300,000	376,605
Husky Energy, Inc. 5.900%, 06/15/14	771,000	853,950
7.250%, 12/15/19 (b)	787,000	931,648
Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	625,000	727,157
Petroleos Mexicanos 8.000%, 05/03/19 (b)	759,000	911,559
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	815,285	873,986

		7,035,197

MSF-143

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—0.2%
Pfizer, Inc. 7.200%, 03/15/39	$540,000	$668,436
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,760,000	1,994,909

		2,663,345

Real Estate Investment Trusts—0.4%
Boston Properties, L.P. 5.000%, 06/01/15 (b)	200,000	214,577
HCP, Inc. 5.375%, 02/01/21	734,000	741,253
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,907,861
Simon Property Group, L.P. 5.875%, 03/01/17 (b)	1,328,000	1,473,342

		4,337,033

Road & Rail—0.0%
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	435,749

Specialty Retail—0.1%
Home Depot, Inc. 5.950%, 04/01/41	1,130,000	1,126,852
Limited Brands, Inc. 5.250%, 11/01/14	370,000	384,800

		1,511,652

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	890,000	921,663

Wireless Telecommunication Services—0.1%
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,733,678

Yankee—0.2%
Petro-Canada 6.050%, 05/15/18	1,664,000	1,872,797
Statoil ASA 7.750%, 06/15/23	100,000	125,879

		1,998,676

Total Corporate Bonds & Notes (Identified Cost $113,369,967)		119,577,114

Mortgage-Backed Securities—2.0%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	89,356	11,616
RAAC Series 4.971%, 09/25/34 (c)	472,685	476,427

		488,043

Commercial Mortgage-Backed Securities—2.0%
Citigroup Commercial Mortgage Trust 1.000%, 12/10/49 (c)	3,630,000	3,927,589
Credit Suisse Mortgage Capital Certificates 1.000%, 09/15/40 (c)	1,735,738	1,803,699

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	$35,000	$38,165
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	529,058
5.475%, 02/10/17	3,025,000	3,008,813
JPMorgan Chase Commercial Mortgage Securities Corp. 5.221%, 05/15/41 (c)	1,292,933	1,381,982
5.475%, 04/15/43 (c)	806,626	869,008
5.552%, 05/12/45	968,540	1,036,767
5.818%, 06/15/49 (c)	1,900,000	2,034,930
5.863%, 04/15/45 (c)	2,260,000	2,483,350
Merrill Lynch Mortgage Trust 5.828%, 07/12/17 (c)	929,000	444,433
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.745%, 06/12/50 (c)	1,735,738	1,813,634
Morgan Stanley Capital I (144A) 0.598%, 11/15/30 (c) (d)	4,642,821	119,448
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,078,459	937,709
Wachovia Bank Commercial Mortgage Trust 5.900%, 02/15/51 (c)	3,000,000	3,212,468

		23,641,053

Total Mortgage-Backed Securities (Identified Cost $23,762,997)		24,129,096

Asset-Backed Securities—0.6%

Asset Backed-Home Equity—0.1%
Bayview Financial Revolving Mortgage Loan Trust (144A) 1.848%, 12/28/40 (c)	1,107,533	621,903
GMAC Mortgage Corp. Loan Trust 0.262%, 10/25/36 (c)	776,107	481,024
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	434,005

		1,536,932

Asset Backed-Other—0.5%
Anthracite CDO I, Ltd. (144A) 0.702%, 05/24/17 (c)	1,319,447	1,279,863
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35 (e)	1,600,000	1,616,000
Crest G-Star CDO 0.781%, 11/28/16 (c) (e)	441,701	437,284
Small Business Administration Participation Certificates 1.000%, 08/01/25 (c)	445,918	474,893
4.350%, 07/01/23 (c)	1,013,387	1,057,620
4.770%, 04/01/24	57,441	60,632
4.950%, 03/01/25 (c)	302,152	320,161
4.990%, 09/01/24 (c)	180,447	191,336
5.180%, 05/01/24 (c)	93,266	99,043
5.520%, 06/01/24 (c)	303,676	323,853
Structured Asset Securities Corp. 4.670%, 03/25/35 (c)	45,229	45,186

		5,905,871

Total Asset-Backed Securities (Identified Cost $8,706,850)		7,442,803

MSF-144

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Government & Agency Obligations—0.4%

Security Description	Shares/Par Amount	Value

Sovereign—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	$1,903,000	$2,071,530
Peruvian Government International Bond 7.350%, 07/21/25	103,000	122,415
Russian Foreign Bond (144A) 3.625%, 04/29/15	2,100,000	2,123,625

Total Foreign Government & Agency Obligations (Identified Cost $4,147,633)		4,317,570

Preferred Stock—0.2%

Automobiles—0.1%
General Motors Co.	37,100	1,787,478

Oil, Gas & Consumable Fuels—0.1%
Apache Corp. (b)	10,770	763,162

Total Preferred Stock (Identified Cost $2,416,535)		2,550,640

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New Jersey State Turnpike Authority 7.414%, 01/01/40	$1,050,000	1,162,067

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,162,067

Convertible Preferred Stock—0.1%

Electric Utilities—0.1%
PPL Corp.	10,940	582,446

Total Convertible Preferred Stock (Identified Cost $547,000)		582,446

Short Term Investments—3.7%
Security Description	Shares/Par Amount	Value

Commercial Paper—0.5%
HSBC Americas, Inc. 0.100%, 04/01/11	$5,481,000	$5,481,000

Mutual Funds—3.2%
State Street Navigator Securities Lending Prime Portfolio (f)	38,726,042	38,726,042

Total Short Term Investments (Identified Cost $44,207,042)		44,207,042

Total Investments—102.5% (Identified Cost $1,068,372,704) (g)		1,233,402,620
Liabilities in excess of other assets		(29,884,335)

Net Assets—100.0%		$1,203,518,285

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $38,132,765 and the collateral received consisted of cash in the amount of $38,726,042 and non-cash collateral with a value of $322,935. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Security was valued in good faith under procedures approved by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $1,068,372,704. The aggregate unrealized appreciation and depreciation of investments was $177,652,998 and $(12,623,082), respectively, resulting in net unrealized appreciation of $165,029,916 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $38,892,732, which is 3.2% of net assets.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MSF-145

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$53,287,296	$—	$—	$53,287,296
Air Freight & Logistics	2,703,018	—	—	2,703,018
Auto Components	4,906,923	—	—	4,906,923
Automobiles	1,477,338	—	—	1,477,338
Beverages	8,879,885	10,293,522	—	19,173,407
Capital Markets	51,458,147	—	—	51,458,147
Chemicals	21,980,188	—	—	21,980,188
Commercial Banks	22,981,302	—	—	22,981,302
Communications Equipment	4,996,653	—	—	4,996,653
Computers & Peripherals	6,763,737	—	—	6,763,737
Construction & Engineering	3,873,043	—	—	3,873,043
Diversified Financial Services	39,112,383	1,512,644	—	40,625,027
Diversified Telecommunication Services	18,050,509	—	—	18,050,509
Electric Utilities	10,758,511	—	—	10,758,511
Energy Equipment & Services	4,806,349	—	—	4,806,349
Food & Staples Retailing	10,327,423	—	—	10,327,423
Food Products	9,898,501	12,022,695	—	21,921,196
Health Care Equipment & Supplies	23,408,374	—	—	23,408,374
Health Care Providers & Services	4,986,806	—	—	4,986,806
Hotels, Restaurants & Leisure	4,245,061	—	—	4,245,061
Household Durables	4,040,435	—	—	4,040,435
Household Products	8,251,443	1,694,038	—	9,945,481
Independent Power Producers & Energy Traders	1,797,082	—	—	1,797,082
Industrial Conglomerates	9,973,645	—	—	9,973,645
Insurance	41,039,428	—	—	41,039,428
IT Services	29,358,886	—	—	29,358,886
Leisure Equipment & Products	3,712,538	—	—	3,712,538
Life Sciences Tools & Services	4,727,861	—	—	4,727,861
Machinery	18,028,772	—	—	18,028,772
Media	27,775,306	—	—	27,775,306
Metals & Mining	1,752,332	—	—	1,752,332
Multi-Utilities	11,402,442	—	—	11,402,442
Multiline Retail	13,156,319	—	—	13,156,319
Oil, Gas & Consumable Fuels	92,599,960	—	—	92,599,960
Personal Products	2,581,238	—	—	2,581,238
Pharmaceuticals	41,862,021	5,007,536	—	46,869,557
Professional Services	2,155,246	—	—	2,155,246
Road & Rail	3,595,731	—	—	3,595,731
Semiconductors & Semiconductor Equipment	6,781,211	—	—	6,781,211
Software	16,114,321	—	—	16,114,321

MSF-146

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$8,460,412	$—	$—	$8,460,412
Textiles, Apparel & Luxury Goods	1,570,775	—	—	1,570,775
Tobacco	27,794,428	—	—	27,794,428
Wireless Telecommunication Services	—	9,405,239	—	9,405,239
Total Common Stock	687,433,279	39,935,674	—	727,368,953
Total U.S. Treasury & Government Agencies*	—	302,064,889	—	302,064,889
Total Corporate Bonds & Notes*	—	119,577,114	—	119,577,114
Total Mortgage-Backed Securities*	—	24,129,096	—	24,129,096
Asset-Backed Securities
Asset Backed—Home Equity	—	1,536,932	—	1,536,932
Asset Backed—Other	—	3,852,587	2,053,284	5,905,871
Total Asset-Backed Securities	—	5,389,519	2,053,284	7,442,803
Total Foreign Government & Agency Obligations*	—	4,317,570	—	4,317,570
Total Preferred Stock*	2,550,640	—	—	2,550,640
Total Municipal Bonds & Notes*	—	1,162,067	—	1,162,067
Total Convertible Preferred Stock*	582,446	—	—	582,446
Short Term Investments
Commercial Paper	—	5,481,000	—	5,481,000
Mutual Funds	38,726,042	—	—	38,726,042
Total Short Term Investments	38,726,042	5,481,000	—	44,207,042
Total Investments	$729,292,407	$502,056,929	$2,053,284	$1,233,402,620

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Balance of December 31, 2011	$0
Transfers Into Level 3	2,053,284
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realizes Gain (Loss)	0
Change in unrealized appreciation/(depreciation)	0
Security Purchases	0
Security Sales	0

Balance as of March 31, 2011	$2,053,284

MSF-147

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.0%
Honeywell International, Inc.	681,021	$40,663,764
Huntington Ingalls Industries, Inc. (a)	79,208	3,287,139
Lockheed Martin Corp.	1,196,430	96,192,972
Northrop Grumman Corp.	475,249	29,802,865
United Technologies Corp.	702,404	59,458,498

		229,405,238

Auto Components—0.6%
Johnson Controls, Inc.	372,651	15,491,102

Automobiles—0.2%
General Motors Co. (a)	126,930	3,938,638

Beverages—2.3%
Diageo plc (GBP)	1,754,108	33,398,407
PepsiCo., Inc.	395,908	25,500,434

		58,898,841

Capital Markets—6.9%
BlackRock, Inc.	40,370	8,114,774
State Street Corp.	535,974	24,086,671
The Bank of New York Mellon Corp.	2,232,491	66,684,506
The Goldman Sachs Group, Inc.	479,753	76,026,458

		174,912,409

Chemicals—2.3%
Air Products & Chemicals, Inc. (b)	294,812	26,586,146
PPG Industries, Inc. (b)	349,290	33,255,901

		59,842,047

Commercial Banks—3.2%
PNC Financial Services Group, Inc.	384,498	24,219,529
SunTrust Banks, Inc.	165,840	4,782,826
Wells Fargo & Co.	1,673,718	53,056,860

		82,059,215

Communications Equipment—0.7%
Cisco Systems, Inc.	1,036,670	17,778,890

Computers & Peripherals—0.6%
Hewlett-Packard Co.	373,461	15,300,697

Construction & Engineering—0.2%
Fluor Corp.	73,100	5,384,546

Diversified Financial Services—4.5%
Bank of America Corp.	3,119,348	41,580,909
JPMorgan Chase & Co.	1,600,891	73,801,075

		115,381,984

Diversified Telecommunication Services—2.9%
AT&T, Inc.	2,395,931	73,315,489

Electric Utilities—0.3%
PPL Corp.	302,046	7,641,764

Security Description	Shares	Value

Energy Equipment & Services—0.7%
Transocean, Ltd. (a)	245,403	$19,129,164

Food & Staples Retailing—0.8%
CVS Caremark Corp.	429,634	14,745,039
Walgreen Co.	118,310	4,748,963

		19,494,002

Food Products—3.8%
General Mills, Inc.	981,186	35,862,348
Kellogg Co. (b)	346,757	18,717,943
Nestle S.A. (CHF)	528,909	30,434,807
The J. M. Smucker Co.	157,146	11,218,653

		96,233,751

Health Care Equipment & Supplies—3.3%
Becton, Dickinson & Co. (b)	294,964	23,485,034
Medtronic, Inc.	885,730	34,853,475
St. Jude Medical, Inc. (a) (b)	502,682	25,767,479

		84,105,988

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc.	243,630	14,062,324

Hotels, Restaurants & Leisure—0.5%
McDonald’s Corp.	168,430	12,815,839

Household Durables—1.1%
Pulte Group, Inc. (a) (b)	857,710	6,347,054
Stanley Black & Decker, Inc.	277,981	21,293,345

		27,640,399

Household Products—0.6%
The Procter & Gamble Co.	246,442	15,180,827

Industrial Conglomerates—1.3%
3M Co.	348,968	32,628,508

Insurance—6.7%
ACE, Ltd.	253,233	16,384,175
AON Corp.	520,749	27,578,867
Chubb Corp.	526,254	32,264,633
Prudential Financial, Inc.	744,082	45,820,569
The Allstate Corp.	114,911	3,651,872
The Travelers Cos., Inc. (b)	768,165	45,690,454

		171,390,570

IT Services—6.1%
Accenture plc (b)	1,131,519	62,199,599
International Business Machines Corp.	340,081	55,457,009
MasterCard, Inc.	86,783	21,845,017
The Western Union Co.	768,461	15,960,935

		155,462,560

Leisure Equipment & Products—0.6%
Hasbro, Inc. (b)	304,721	14,273,132

MSF-148

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc. (a)	209,788	$11,653,723

Machinery—1.9%
Danaher Corp.	505,172	26,218,427
Eaton Corp.	390,552	21,652,203

		47,870,630

Media—3.0%
Omnicom Group, Inc.	529,577	25,981,048
The Walt Disney Co. (b)	845,800	36,445,522
Viacom, Inc. (Class B)	311,850	14,507,262

		76,933,832

Multi-Utilities—2.0%
Dominion Resources, Inc. (b)	269,889	12,064,038
PG&E Corp.	581,457	25,688,770
Public Service Enterprise Group, Inc.	438,841	13,827,880

		51,580,688

Multiline Retail—1.5%
Kohl’s Corp. (a)	174,780	9,270,331
Target Corp.	580,110	29,011,301

		38,281,632

Oil, Gas & Consumable Fuels—8.9%
Apache Corp.	309,799	40,558,885
Chevron Corp.	632,331	67,931,319
EOG Resources, Inc.	189,250	22,428,018
Exxon Mobil Corp.	540,603	45,480,930
Hess Corp.	339,104	28,895,052
Occidental Petroleum Corp.	210,912	22,038,195

		227,332,399

Personal Products—0.2%
Avon Products, Inc.	200,130	5,411,515

Pharmaceuticals—7.9%
Abbott Laboratories	955,526	46,868,550
GlaxoSmithKline plc (GBP)	515,510	9,840,929
Johnson & Johnson	1,041,131	61,687,012
Merck & Co., Inc.	270,847	8,940,659
Pfizer, Inc.	3,081,231	62,579,802
Roche Holding AG (CHF)	78,663	11,268,234

		201,185,186

Professional Services—0.6%
Dun & Bradstreet Corp. (b)	180,153	14,455,477

Road & Rail—0.5%
Canadian National Railway Co.	180,795	13,608,440

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	1,609,327	32,460,126

Software—2.1%
Oracle Corp.	1,578,396	52,671,075

Security Description	Shares/Par Amount	Value

Specialty Retail—1.7%
Advance Auto Parts, Inc. (b)	171,172	$11,232,307
Staples, Inc.	476,810	9,259,650
The Sherwin-Williams Co. (b)	279,154	23,446,144

		43,938,101

Tobacco—4.6%
Altria Group, Inc.	621,406	16,175,198
Philip Morris International, Inc.	1,334,607	87,590,258
Reynolds American, Inc. (b)	385,980	13,713,869

		117,479,325

Wireless Telecommunication Services—1.4%
Vodafone Group plc (GBP)	12,280,816	34,786,162

Total Common Stock (Identified Cost $1,976,245,420)		2,491,416,235

Preferred Stock—0.2%

Oil, Gas & Consumable Fuels—0.2%
Apache Corp. (b)	59,600	4,223,256

Total Preferred Stock (Identified Cost $3,046,145)		4,223,256

Convertible Preferred Stock—0.1%

Electric Utilities—0.1%
PPL Corp.	63,870	3,400,439

Total Convertible Preferred Stock (Identified Cost $3,193,500)		3,400,439

Short Term Investments—2.7%

Commercial Paper—1.7%
HSBC Americas, Inc. 0.100%, 04/01/11	$23,164,000	23,164,000
JPMorgan Chase & Co. 0.100%, 04/01/11	19,378,000	19,378,000

		42,542,000

Mutual Funds—1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	24,785,251	24,785,251

Total Short Term Investments (Identified Cost $67,327,251)		67,327,251

Total Investments—100.9% (Identified Cost $2,049,812,316) (d)		2,566,367,181
Liabilities in excess of other assets		(21,853,525)

Net Assets—100.0%		$2,544,513,656

(a)	Non-Income Producing.

MSF-149

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $24,378,891 and the collateral received consisted of cash in the amount of $24,785,251 and non-cash collateral with a value of $194,838. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $2,049,812,316. The aggregate unrealized appreciation and depreciation of investments was $536,679,645 and $(20,124,780), respectively, resulting in net unrealized appreciation of $516,554,865 for federal income tax purposes.
(CHF)—	Swiss Franc
(GBP)—	British Pound

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$229,405,238	$—	$—	$229,405,238
Auto Components	15,491,102	—	—	15,491,102
Automobiles	3,938,638	—	—	3,938,638
Beverages	25,500,434	33,398,407	—	58,898,841
Capital Markets	174,912,409	—	—	174,912,409
Chemicals	59,842,047	—	—	59,842,047
Commercial Banks	82,059,215	—	—	82,059,215
Communications Equipment	17,778,890	—	—	17,778,890
Computers & Peripherals	15,300,697	—	—	15,300,697
Construction & Engineering	5,384,546	—	—	5,384,546
Diversified Financial Services	115,381,984	—	—	115,381,984
Diversified Telecommunication Services	73,315,489	—	—	73,315,489
Electric Utilities	7,641,764	—	—	7,641,764
Energy Equipment & Services	19,129,164	—	—	19,129,164
Food & Staples Retailing	19,494,002	—	—	19,494,002
Food Products	65,798,944	30,434,807	—	96,233,751
Health Care Equipment & Supplies	84,105,988	—	—	84,105,988
Health Care Providers & Services	14,062,324	—	—	14,062,324
Hotels, Restaurants & Leisure	12,815,839	—	—	12,815,839
Household Durables	27,640,399	—	—	27,640,399
Household Products	15,180,827	—	—	15,180,827
Industrial Conglomerates	32,628,508	—	—	32,628,508
Insurance	171,390,570	—	—	171,390,570
IT Services	155,462,560	—	—	155,462,560
Leisure Equipment & Products	14,273,132	—	—	14,273,132

MSF-150

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$11,653,723	$—	$—	$11,653,723
Machinery	47,870,630	—	—	47,870,630
Media	76,933,832	—	—	76,933,832
Multi-Utilities	51,580,688	—	—	51,580,688
Multiline Retail	38,281,632	—	—	38,281,632
Oil, Gas & Consumable Fuels	227,332,399	—	—	227,332,399
Personal Products	5,411,515	—	—	5,411,515
Pharmaceuticals	180,076,023	21,109,163	—	201,185,186
Professional Services	14,455,477	—	—	14,455,477
Road & Rail	13,608,440	—	—	13,608,440
Semiconductors & Semiconductor Equipment	32,460,126	—	—	32,460,126
Software	52,671,075	—	—	52,671,075
Specialty Retail	43,938,101	—	—	43,938,101
Tobacco	117,479,325	—	—	117,479,325
Wireless Telecommunication Services	—	34,786,162	—	34,786,162
Total Common Stock	$2,371,687,696	$119,728,539	$—	$2,491,416,235
Total Preferred Stock*	4,223,256	—	—	4,223,256
Total Convertible Preferred Stock*	3,400,439	—	—	3,400,439
Short Term Investments
Commercial Paper	—	42,542,000	—	42,542,000
Mutual Funds	24,785,251	—	—	24,785,251
Total Short Term Investments	24,785,251	42,542,000	—	67,327,251
Total Investments	$2,404,096,642	$162,270,539	$—	$2,566,367,181

*	See Schedule of Investments for additional detailed categorizations.

MSF-151

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.9% of Net Assets

Security Description	Shares	Value

Australia—8.5%
AGL Energy, Ltd.	35,351	$522,851
Alumina, Ltd.	191,453	487,512
Amcor, Ltd.	82,560	602,339
AMP, Ltd. (a)	183,901	1,031,711
Asciano Group	176,800	317,946
ASX, Ltd.	11,184	397,949
Australia & New Zealand Banking Group, Ltd.	172,071	4,233,020
Bendigo Bank, Ltd. (a)	23,062	227,292
BGP Holdings plc (b)	713,624	0
BHP Billiton, Ltd.	225,431	10,802,273
BlueScope Steel, Ltd.	108,435	221,111
Boral, Ltd. (a)	61,162	315,923
Brambles, Ltd.	106,015	775,656
Caltex Australia, Ltd. (a)	9,532	153,658
CFS Retail Property Trust (REIT)	151,292	287,770
Coca-Cola Amatil, Ltd.	42,510	515,917
Cochlear, Ltd.	4,760	408,537
Commonwealth Bank of Australia	104,019	5,637,402
Computershare, Ltd.	29,681	284,294
Crown, Ltd.	29,464	248,046
CSL, Ltd. (a)	38,792	1,432,912
CSR, Ltd. (a)	36,248	122,844
Dexus Property Group (REIT)	280,990	247,071
Fairfax Media, Ltd. (a)	150,980	201,307
Fortescue Metals Group, Ltd. (c)	82,630	545,881
Foster’s Group, Ltd.	131,472	777,189
Goodman Fielder, Ltd.	86,233	109,640
Goodman Group (REIT)	413,385	292,787
GPT Group (REIT)	107,878	350,307
Incitec Pivot, Ltd.	104,676	467,831
Insurance Australia Group, Ltd.	133,405	495,123
James Hardie Industries NV	30,172	189,946
Leighton Holdings, Ltd.	9,786	298,118
Lend Lease Corp., Ltd.	37,629	352,482
MacArthur Coal, Ltd. (a)	11,853	142,060
Macquarie Group, Ltd.	23,140	874,601
Metcash, Ltd. (a)	49,589	213,271
Mirvac Group (REIT)	222,329	286,268
National Australia Bank, Ltd.	146,381	3,914,692
Newcrest Mining, Ltd.	51,152	2,113,010
OneSteel, Ltd.	95,679	241,002
Orica, Ltd.	24,272	661,289
Origin Energy, Ltd. (c)	59,696	996,647
Oxiana, Ltd.	259,087	426,571
Paladin Energy, Ltd. (a) (c)	39,416	147,265
Qantas Airways, Ltd.	58,297	131,244
QBE Insurance Group, Ltd.	71,109	1,297,957
QR National, Ltd. (c)	113,644	394,123
Ramsay Health Care, Ltd.	8,883	175,610
Rio Tinto, Ltd.	28,998	2,537,051
Santos, Ltd.	55,596	889,787
Sims Group, Ltd. (a)	9,738	176,059
Sonic Healthcare, Ltd.	24,290	300,805
Stockland (REIT)	170,116	652,766
Suncorp Group, Ltd.	85,502	748,250
TABCORP Holdings, Ltd.	43,902	339,841
Tattersall’s, Ltd.	76,330	184,510
Telstra Corp., Ltd.	286,849	836,007
Toll Holdings, Ltd. (a)	41,980	257,207

Security Description	Shares	Value

Australia—(Continued)
Transurban Group	94,803	$526,900
Wesfarmers, Ltd.	66,995	2,198,901
Wesfarmers, Ltd. (Price Protected Shares) (c)	11,090	368,503
Westfield Group (REIT)	147,020	1,418,942
Westfield Retail Trust (REIT) (c)	193,580	524,196
Westpac Banking Corp.	199,268	5,008,109
Woodside Petroleum, Ltd.	41,126	1,988,484
Woolworths, Ltd.	83,110	2,309,132
WorleyParsons, Ltd.	12,991	415,791

		67,051,496

Austria—0.3%
Erste Group Bank AG	12,016	607,254
IMMOEAST Anspr Nachb (a) (b) (c)	27,192	0
Immofinanz AG (a)	66,338	299,979
OMV AG	9,171	414,860
Raiffeisen International Bank Holding AG (a)	3,451	191,814
Telekom Austria AG	22,221	325,752
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A)	5,457	242,652
Voestalpine AG	7,335	344,913
Wiener Staedtische Versicherung AG	2,911	166,492

		2,593,716

Belgium—0.9%
Anheuser-Busch InBev NV	48,418	2,765,556
Bekaert S.A.	2,627	300,188
Belgacom S.A. (a)	10,680	414,598
Colruyt S.A. (a)	5,430	286,467
Delhaize Group S.A.	6,756	551,050
Dexia S.A.	33,984	132,610
Fortis	155,732	444,148
Groupe Bruxelles Lambert S.A.	6,376	596,783
KBC Groep NV	13,039	491,163
Solvay S.A.	4,497	533,408
UCB S.A. (a)	6,793	258,489
Umicore S.A.	7,299	362,968

		7,137,428

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd. (c)	55,985	203,680

Denmark—1.1%
AP Moller-Maersk A/S (Series A)	35	322,080
AP Moller-Maersk A/S (Series B) (a)	87	819,430
Carlsberg A/S (Class B)	7,030	758,117
Coloplast A/S	1,846	267,515
Danske Bank A/S	29,850	661,922
Danske Bank A/S (c)	9,950	222,517
DSV A/S (a)	17,441	431,190
Novo Nordisk A/S (a)	28,152	3,533,382
Novozymes A/S (Series B) (a)	3,213	491,612
Pandora A/S (a) (c)	4,062	206,915
Vestas Wind Systems A/S (a) (c)	13,387	581,724
William Demant Holding A/S (c)	1,624	140,645

		8,437,049

MSF-152

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—1.0%
Elisa Oyj (a)	9,437	$207,995
Fortum Oyj (a)	29,587	1,007,620
Kesko Oyj	4,472	209,623
Kone Oyj (a)	10,280	592,361
Metso Oyj	8,217	442,383
Neste Oil Oyj (a)	7,224	149,087
Nokia Oyj (a)	248,617	2,118,314
Nokian Renkaat Oyj (a)	7,322	312,250
Orion Oyj (Series B) (a)	5,820	141,354
Outokumpu Oyj (a)	11,958	207,250
Pohjola Bank plc (a)	9,006	122,960
Rautaruukki Oyj (a)	5,366	128,798
Sampo Oyj (a)	27,863	890,265
Sanoma Oyj	5,245	118,970
Stora Enso Oyj	40,497	483,016
UPM-Kymmene Oyj (a)	32,997	698,762
Wartsila Oyj (a)	10,682	417,544

		8,248,552

France—9.4%
Accor S.A. (a)	9,539	428,868
Aeroports de Paris	2,209	203,763
Air France-KLM (c)	7,711	128,455
Air Liquide S.A.	18,888	2,516,600
Alcatel-Lucent	171,297	989,570
Alstom S.A.	14,355	850,227
Atos Origin S.A.	3,177	186,736
AXA S.A.	115,073	2,409,131
BNP Paribas	64,357	4,715,772
Bouygues S.A.	15,053	723,763
Bureau Veritas S.A. (c)	2,914	229,427
Cap Gemini S.A.	9,755	567,886
Carrefour S.A.	40,028	1,776,582
Casino Guichard-Perrachon S.A. (c)	4,364	413,555
Christian Dior S.A.	4,271	602,135
Cie de Saint-Gobain	26,245	1,609,063
Cie Generale d’Optique Essilor International S.A.	13,981	1,040,297
Cie Generale de Geophysique-Veritas S.A. (c)	11,785	426,547
CNP Assurances S.A.	10,520	223,683
Compagnie Générale des Etablissements Michelin (Class B)	11,891	1,006,183
Credit Agricole S.A.	64,671	1,063,358
Danone	39,009	2,551,467
Dassault Systemes S.A.	4,077	314,080
Edenred (c)	9,539	288,105
EDF S.A. (a)	17,389	721,696
Eiffage S.A.	2,346	141,293
Entrepots Magasins Generaux de Paris (REIT)	2,071	255,828
Eramet S.A.	363	134,297
Eurazeo	1,920	150,391
Eutelsat Communications S.A.	8,516	340,558
Fonciere Des Regions	1,625	173,427
France Telecom S.A. (a)	123,181	2,766,902
Gaz de France S.A.	82,586	3,374,214
Gecina S.A. (REIT)	1,319	182,219
Groupe Eurotunnel S.A.	42,941	457,505
Imerys S.A. (c)	2,253	165,633
JC Decaux S.A.	4,428	149,078
Klepierre S.A. (REIT)	8,184	332,679

Security Description	Shares	Value

France—(Continued)
L’Oreal S.A. (a)	15,817	$1,844,686
Lafarge S.A.	13,215	825,276
Lagardere S.C.A.	8,303	355,481
Legrand S.A.	10,468	435,913
lliad S.A. (a)	1,063	127,624
LVMH Moet Hennessy Louis Vuitton S.A.	16,933	2,683,531
Natixis (c)	61,277	347,605
Neopost S.A. (a)	1,997	175,114
Pernod-Ricard S.A.	13,104	1,227,051
Peugoet S.A.	11,483	455,092
PPR S.A.	4,886	749,833
Publicis Groupe S.A.	7,880	442,374
Renault S.A.	12,949	716,834
Safran S.A.	11,071	392,443
Sanofi-Aventis S.A.	70,416	4,952,072
Schneider Electric S.A.	16,342	2,796,989
Scor SE	11,686	318,589
Société BIC S.A.	1,753	155,975
Société Générale	43,507	2,832,734
Sodexho	5,937	433,891
Suez Environnement S.A.	16,270	337,044
Technip S.A.	6,364	680,705
TF1 Group (a)	8,156	149,941
Thales S.A.	6,811	272,348
Total S.A.	141,862	8,647,656
Unibail-Rodamco SE (REIT)	6,069	1,316,802
Vallourec S.A.	8,091	909,416
Veolia Environnement S.A.	23,240	723,639
Vinci S.A.	29,383	1,838,155
Vivendi S.A.	81,666	2,334,035

		74,089,821

Germany—7.8%
Adidas AG	13,649	863,172
Allianz SE	30,390	4,269,706
Axel Springer AG	1,002	162,328
BASF SE	62,455	5,422,264
Bayer AG	56,475	4,379,046
Bayerische Motoren Werke AG	22,238	1,858,987
Beiersdorf AG	6,805	415,954
Brenntag AG (c)	1,905	211,859
Celesio AG	5,284	130,091
Commerzbank AG	56,901	444,037
Continental AG	3,414	308,867
Daimler AG (a)	60,570	4,280,090
Deutsche Bank AG	62,368	3,672,243
Deutsche Boerse AG	12,893	979,624
Deutsche Lufthansa AG	17,782	377,497
Deutsche Post AG	56,379	1,018,916
Deutsche Telekom AG	190,333	2,944,882
E.ON AG	120,881	3,698,454
Fraport AG	2,305	169,205
Fresenius Medical Care AG	13,025	875,687
Fresenius SE	6,929	641,969
GEA Group AG	10,696	352,660
Hannover Rueckversicherung AG	3,778	206,491
HeidelbergCement AG	9,200	643,492
Henkel AG & Co. KGaA	10,189	533,182
Hochtief AG	2,679	288,806

MSF-153

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Infineon Technologies AG (c)	73,323	$752,630
K&S AG	9,353	707,001
Kabel Deutschland Holding AG (c)	3,631	192,805
Lanxess AG	5,523	413,694
Linde AG	11,317	1,789,875
MAN AG (a)	7,673	957,803
Merck KGaA (a)	4,173	377,046
Metro AG	8,734	597,927
Müenchener Rüeckversicherungs AG	12,582	1,981,196
RWE AG	28,442	1,820,744
Salzgitter AG	2,440	192,948
SAP AG	57,641	3,541,151
Siemens AG	55,215	7,573,671
Suedzucker AG	4,518	126,108
ThyssenKrupp AG	22,242	913,004
TUI AG (a)	9,438	112,999
United Internet AG	8,781	158,020
Volkswagen AG	1,842	282,908
Wacker Chemie AG	978	220,265

		61,861,304

Greece—0.2%
Alpha Bank A.E. (c)	30,854	199,657
Coca-Cola Hellenic Bottling Co. S.A.	13,179	354,077
EFG Eurobank Ergasias S.A. (a) (c)	22,006	137,202
Hellenic Telecommunications Organization S.A.	17,555	196,170
National Bank of Greece S.A. (c)	63,126	561,876
OPAP S.A.	15,100	323,425
Public Power Corp. S.A.	7,040	122,740

		1,895,147

Hong Kong—2.7%
AIA Group, Ltd. (c)	520,600	1,605,158
ASM Pacific Technology, Ltd. (a)	14,200	178,294
Bank of East Asia, Ltd. (a)	101,720	433,095
BOC Hong Kong Holdings, Ltd.	253,965	827,069
Cathay Pacific Airways, Ltd. (a)	87,000	207,904
Cheung Kong Holdings, Ltd.	93,000	1,514,812
Cheung Kong Infrastructure Holdings, Ltd. (a)	33,000	156,234
CLP Holdings, Ltd.	129,877	1,053,666
Esprit Holdings, Ltd.	77,978	356,434
Hang Lung Group, Ltd.	55,000	343,654
Hang Lung Properties, Ltd.	164,000	716,954
Hang Seng Bank, Ltd.	49,400	797,711
Henderson Land Development Co., Ltd. (a)	73,000	505,720
Hong Kong & China Gas Co.	282,914	677,933
Hong Kong Exchanges & Clearing, Ltd. (a)	67,500	1,463,395
Hopewell Holdings, Ltd.	50,000	149,449
Hutchison Whampoa, Ltd.	149,000	1,760,793
Hysan Development Co., Ltd.	45,000	185,424
Kerry Properties, Ltd.	46,500	233,851
Li & Fung, Ltd.	188,800	970,197
MTR Corp.	95,000	350,106
New World Development, Ltd.	174,354	307,887
NWS Holdings, Ltd.	93,000	142,015
Orient Overseas International, Ltd.	16,500	172,685
PCCW, Ltd.	280,000	116,397
Power Assets Holdings, Ltd.	93,049	620,096

Security Description	Shares	Value

Hong Kong—(Continued)
Sands China, Ltd. (c)	165,200	$367,710
Shangri-La Asia, Ltd.	109,540	279,339
Sino Land Co. (a)	176,000	314,144
SJM Holdings, Ltd.	110,000	193,597
Sun Hung Kai Properties, Ltd.	94,000	1,485,895
Swire Pacific, Ltd. (a)	51,817	761,098
The Link Real Estate Investment Trust (REIT)	148,141	464,969
Wharf Holdings, Ltd.	104,976	726,725
Wheelock & Co., Ltd.	68,000	255,503
Wing Hang Bank, Ltd.	13,500	159,895
Wynn Macau, Ltd. (c)	104,000	290,006
Yue Yuen Industrial Holdings, Ltd.	50,500	160,113

		21,305,927

Ireland—0.3%
CRH plc	48,724	1,122,574
Elan Corp. plc (c)	50,936	351,440
Kerry Group plc	12,579	468,918

		1,942,932

Israel—0.7%
Bank Hapoalim B.M.	77,717	404,532
Bank Leumi le-Israel B.M.	114,515	586,814
Bezeq Israeli Telecommunication Corp., Ltd.	135,077	400,861
Israel Chemicals, Ltd.	33,468	551,122
NICE Systems, Ltd. (c)	9,046	334,767
Teva Pharmaceutical Industries, Ltd.	64,524	3,243,596
The Israel Corp., Ltd.	214	256,497

		5,778,189

Italy—2.7%
Assicuraziono Generali S.p.A.	82,143	1,781,618
Atlantia S.p.A.	20,651	474,124
Banca Monte dei Paschi di Siena S.p.A. (a)	158,272	197,841
Banco Popolare Scarl	101,213	302,386
Enel Green Power S.p.A (c)	151,622	421,419
Enel S.p.A.	439,857	2,776,157
ENI S.p.A.	173,523	4,265,262
Exor S.p.A	4,583	141,224
Fiat Industrial S.p.A. (c)	52,147	748,857
Fiat S.p.A.	59,813	542,729
Finmeccanica S.p.A. (c)	28,782	363,024
Intesa Sanpaolo S.p.A.	508,690	1,508,210
Intesa Sanpaolo S.p.A.—RNC	59,735	158,144
Luxottica Group S.p.A.	9,343	305,905
Mediaset S.p.A.	51,298	326,704
Mediobanca S.p.A.	33,548	343,835
Parmalat S.p.A.	110,301	370,303
Pirelli & C. S.p.A.	17,048	150,026
Prysmian S.p.A.	13,126	282,004
Saipem S.p.A.	17,238	916,747
Snam Rete Gas S.p.A.	112,113	631,303
Telecom Italia S.p.A.	611,689	943,202
Telecom Italia S.p.A.—RNC	396,854	535,194
Terna Rete Elettrica Nazionale S.p.A.	92,170	442,200
UniCredit S.p.A.	903,108	2,236,515
Unione di Banche Italiane SCPA	40,784	349,477

		21,514,410

MSF-154

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—19.5%
Advantest Corp. (a)	11,800	$213,277
Aeon Co., Ltd. (a)	41,000	476,882
Aeon Mall Co., Ltd.	6,200	133,605
Air Water, Inc. (a)	10,000	121,160
Aisin Seiki Co., Ltd.	12,300	428,600
Ajinomoto Co., Inc. (a)	51,000	528,151
All Nippon Airways Co., Ltd. (a)	59,000	176,544
Amada Co., Ltd.	27,000	226,086
Asahi Breweries, Ltd. (a)	24,900	415,501
Asahi Glass Co., Ltd.	72,000	908,687
Asahi Kasei Corp. (a)	98,000	653,842
Asics Corp. (a)	11,000	147,587
Astellas Pharma, Inc.	29,500	1,091,713
Benesse Corp.	5,000	205,417
Bridgestone Corp. (a)	44,100	920,360
Brother Industries, Ltd. (a)	16,400	241,805
Canon, Inc.	76,400	3,336,969
Casio Computer Co., Ltd. (a)	18,100	143,699
Central Japan Railway Co. (a)	100	795,125
Chubu Electric Power Co., Inc. (a)	44,700	997,768
Chugai Pharmaceutical Co., Ltd. (a)	15,100	260,898
Chuo Mitsui Trust Holdings, Inc.	88,262	314,157
Cosmo Oil Co., Ltd. (a)	43,000	134,375
Credit Saison Co., Ltd.	10,500	169,510
Dai Nippon Printing Co., Ltd. (a)	40,000	488,900
Daicel Chemical Industries, Ltd.	20,000	123,793
Daido Steel Co., Ltd. (a)	21,000	119,848
Daihatsu Motor Co., Ltd.	14,000	204,730
Daiichi Sankyo Co., Ltd. (a)	44,700	866,170
Daikin Industries, Ltd.	16,800	504,932
Daito Trust Construction Co., Ltd. (a)	5,000	342,099
Daiwa House Industry Co., Ltd. (a)	33,000	404,508
Daiwa Securities Group, Inc. (a)	110,000	506,998
Dena Co., Ltd. (a)	5,700	206,666
Denki Kagaku Kogyo K.K.	35,000	173,142
Denso Corp.	33,200	1,105,598
Dentsu, Inc. (a)	12,700	325,944
East Japan Railway Co. (a)	22,500	1,240,865
Eisai Co., Ltd. (a)	16,600	597,664
Electric Power Development Co., Ltd. (a)	8,800	272,027
Elpida Memory, Inc. (a) (c)	12,800	165,405
FamilyMart Co., Ltd.	4,300	160,691
Fanuc, Ltd.	12,800	1,931,079
Fast Retailing Co., Ltd.	3,600	452,172
Fuji Electric Holdings Co., Ltd. (a)	42,000	131,207
Fuji Heavy Industries, Ltd.	42,000	271,622
FUJIFILM Holdings Corp. (a)	32,600	1,013,243
Fujitsu, Ltd. (a)	125,000	708,856
Fukuoka Financial Group, Inc. (a)	53,000	221,260
GS Yuasa Corp. (a)	22,000	146,791
Hamamatsu Photonics KK (a)	4,800	190,830
Hankyu Hanshin Holdings, Inc. (a)	76,000	352,124
Hirose Electric Co., Ltd. (a)	2,200	235,734
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	190,257
Hitachi Chemical Co., Ltd. (a)	7,300	148,942
Hitachi Construction Machinary Co., Ltd. (a)	6,400	160,849
Hitachi Metals, Ltd. (a)	12,000	151,737
Hitachi, Ltd. (a)	300,000	1,552,691
Hokkaido Electric Power Co., Inc. (a)	15,300	297,767

Security Description	Shares	Value

Japan—(Continued)
Hokuhoku Financial Group, Inc. (a)	76,000	$148,552
Hokuriku Electric Power Co. (a)	12,000	271,220
Honda Motor Co., Ltd. (a)	109,700	4,121,286
Hoya Corp.	30,100	689,307
Ibiden Co., Ltd. (a)	8,100	255,006
Idemitsu Kosan Co., Ltd. (a)	1,600	188,031
Ihi Corp. (a)	99,000	238,941
Inpex Holdings, Inc.	149	1,124,933
Isetan Mitsukoshi Holdings, Ltd. (a)	32,000	289,189
Isuzu Motors, Ltd.	84,000	333,446
Itochu Corp.	106,000	1,113,972
J. Front Retailing Co., Ltd.	30,000	125,241
Japan Prime Realty Investment Corp. (REIT)	49	131,644
Japan Real Estate Investment Corp. (REIT)	33	311,558
Japan Retail Fund Investment Corp. (REIT)	96	150,811
Japan Tobacco, Inc.	306	1,099,116
JFE Holdings, Inc.	31,400	922,148
JGC Corp. (a)	13,000	303,290
JS Group Corp.	16,900	440,444
JSR Corp. (a)	11,300	224,363
JTEKT Corp. (a)	20,700	267,331
Jupiter Telecommunications Co., Ltd. (c)	191	187,358
JX Holdings, Inc. (c)	163,100	1,102,027
Kajima Corp. (a)	59,000	165,550
Kamigumi Co., Ltd.	17,000	145,837
Kaneka Corp.	20,000	139,720
Kansai Paint Co., Ltd. (a)	15,000	129,226
Kao Corp. (a)	36,000	901,303
Kawasaki Heavy Industries, Ltd. (a)	96,000	423,938
Kawasaki Kisen Kaisha, Ltd. (a)	41,000	151,870
KDDI Corp. (a)	194	1,194,966
Keihin Electric Express Railway Co., Ltd. (a)	36,000	257,553
Keio Corp. (a)	45,000	269,848
Keisei Electric Railway Co., Ltd. (a)	19,000	109,351
Keyence Corp.	3,000	763,277
Kikkoman Corp. (a)	11,000	104,054
Kintetsu Corp. (a)	121,120	389,201
Kirin Holdings Co., Ltd.	56,000	738,514
Kobe Steel, Ltd.	177,000	455,090
Koito Manufacturing Co., Ltd.	7,000	112,584
Komatsu, Ltd.	63,200	2,140,408
Konami Corp. (a)	8,300	151,839
Konica Minolta Holdings, Inc.	37,000	311,161
Kubota Corp. (a)	81,000	758,560
Kuraray Co., Ltd. (a)	24,500	316,892
Kurita Water Industries, Ltd. (a)	7,100	210,653
Kyocera Corp.	11,100	1,129,018
Kyowa Hakko Kogyo Co., Ltd.	20,000	188,224
Kyushu Electric Power Co., Inc. (a)	25,500	499,970
Lawson, Inc.	4,900	237,078
Makita Corp.	9,600	448,263
Marubeni Corp.	112,000	809,459
Marui Group Co., Ltd. (a)	16,400	106,260
Matsushita Electric Industrial Co., Ltd. (a)	154,900	1,977,367
Mazda Motor Corp. (a)	103,000	227,425
MEIJI Holdings Co., Ltd.	5,100	205,834
Minebea Co., Ltd. (a)	25,000	138,453
Miraca Holdings, Inc.	4,000	153,716
Mitsubishi Chemical Holdings Corp. (a)	88,000	555,309

MSF-155

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Corp.	91,200	$2,540,792
Mitsubishi Electric Corp.	136,000	1,592,269
Mitsubishi Estate Co., Ltd.	84,000	1,426,014
Mitsubishi Gas & Chemical Co., Inc. (a)	26,000	184,716
Mitsubishi Heavy Industries, Ltd. (a)	204,000	930,502
Mitsubishi Materials Corp. (a)	79,000	268,798
Mitsubishi Motors Corp. (a) (c)	320,000	393,822
Mitsubishi Tanabe Pharma Corp. (a)	15,000	244,329
Mitsubishi UFJ Financial Group, Inc. (a)	857,288	3,971,991
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,150	166,991
Mitsui & Co., Ltd. (a)	121,417	2,184,275
Mitsui Chemicals, Inc. (a)	57,000	202,196
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	50,000	120,053
Mitsui Fudosan Co., Ltd.	56,000	912,492
Mitsui Mining & Smelting Co., Ltd. (a)	42,000	146,453
Mitsui OSK Lines, Ltd. (a)	75,000	433,458
Mitsui Sumitomo Insurance Group (a)	36,500	834,110
Mizuho Financial Group, Inc. (a)	1,363,600	2,270,473
Murata Manufacturing Co., Ltd. (a)	14,100	1,019,052
Nabtesco Corp. (a)	7,000	175,332
Namco Bandai Holdings, Inc. (a)	12,500	136,794
NEC Corp.	172,000	375,627
NGK Insulators, Ltd.	17,000	305,007
NGK Spark Plug Co., Ltd.	10,000	137,066
Nidec Corp. (a)	7,100	616,795
Nikon Corp. (a)	23,000	475,929
Nintendo Co., Ltd. (a)	6,600	1,789,358
Nippon Building Fund, Inc. (REIT)	35	340,732
Nippon Electric Glass Co., Ltd.	23,000	326,906
Nippon Express Co., Ltd. (a)	59,000	227,087
Nippon Meat Packers, Inc. (a)	14,000	177,196
Nippon Paper Group, Inc. (a)	6,300	133,287
Nippon Sheet Glass Co., Ltd. (a)	70,000	202,703
Nippon Steel Corp. (a)	343,000	1,100,845
Nippon Telephone & Telegraph Corp.	34,400	1,548,834
Nippon Yusen K.K.	101,000	396,055
Nissan Motor Co., Ltd. (a)	165,600	1,474,575
Nisshin Seifun Group, Inc. (a)	13,000	150,422
Nissin Food Products Co., Ltd. (a)	4,700	165,960
Nitori Co., Ltd. (a)	2,650	232,196
Nitto Denko Corp.	10,700	562,104
NKSJ Holdings, Inc. (a) (c)	99,000	638,719
NOK Corp. (a)	8,300	146,250
Nomura Holdings, Inc. (a)	239,600	1,257,553
Nomura Real Estate Holdings, Inc.	7,200	109,546
Nomura Real Estate Office Fund, Inc. (REIT)	20	135,859
Nomura Research Institute, Ltd. (a)	6,200	137,346
NSK, Ltd. (a)	30,000	259,532
NTN Corp.	47,000	226,267
NTT Data Corp. (a)	80	248,166
NTT DoCoMo, Inc.	1,041	1,818,302
Obayashi Corp.	39,000	173,866
Odakyu Electric Railway Co., Ltd. (a)	40,000	338,320
OJI Paper Co., Ltd. (a)	68,000	324,083
Olympus Corp. (a)	16,000	446,718
Omron Corp.	13,600	383,649
Ono Pharmaceutical Co., Ltd. (a)	6,400	314,270
Oracle Corp. Japan	2,800	116,400
Oriental Land Co., Ltd. (a)	3,400	271,163

Security Description	Shares	Value

Japan—(Continued)
ORIX Corp. (a)	7,060	$663,579
Osaka Gas Co., Ltd. (a)	150,000	596,881
Otsuka Holdings Co., Ltd. (a)	16,500	408,736
Rakuten, Inc.	495	442,940
Resona Holdings, Inc. (a)	122,300	584,348
Ricoh Co., Ltd. (a)	45,000	529,923
Rinnai Corp. (a)	2,800	186,487
Rohm Co., Ltd.	6,700	417,532
Sankyo Co., Ltd.	3,600	185,256
Santen Pharmaceutical Co., Ltd.	5,500	218,582
SBI Holdings, Inc. (a)	1,911	241,411
Secom Co., Ltd. (a)	15,800	732,458
Sega Sammy Holdings, Inc. (a)	13,400	230,170
Seiko Epson Corp. (a)	8,600	137,259
Sekisui Chemical Co., Ltd. (a)	27,000	212,078
Sekisui House, Ltd.	46,000	429,764
Seven & I Holdings Co., Ltd.	51,100	1,308,328
Sharp Corp. (a)	65,000	640,414
Shikoku Electric Power Co., Inc. (a)	11,700	319,463
Shimadzu Corp. (a)	18,000	160,497
Shimamura Co., Ltd.	1,400	123,818
Shimano, Inc. (a)	6,300	315,836
Shimizu Corp. (a)	37,000	165,179
Shin-Etsu Chemical Co., Ltd. (a)	27,200	1,357,046
Shionogi & Co., Ltd. (a)	19,000	325,302
Shiseido Co., Ltd. (a)	24,000	416,988
Showa Denko K.K. (a)	129,000	259,930
SMC Corp.	3,700	604,990
Softbank Corp. (a)	54,700	2,170,613
Sojitz Corp. (a)	113,600	223,919
Sony Corp.	69,700	2,218,599
Sony Financial Holdings, Inc. (a)	12,800	252,345
Stanley Electric Co., Ltd.	11,800	194,573
Sumco Corp. (a)	8,200	165,919
Sumitomo Chemical Co., Ltd. (a)	109,000	545,789
Sumitomo Corp. (a)	76,600	1,098,907
Sumitomo Electric Industries, Ltd.	56,334	782,341
Sumitomo Heavy Industries, Ltd.	39,000	255,514
Sumitomo Metal Industries, Ltd. (a)	239,000	536,366
Sumitomo Metal Mining Co., Ltd. (a)	34,000	587,042
Sumitomo Mitsui Financial Group, Inc. (a)	90,200	2,814,397
Sumitomo Realty & Development Co., Ltd. (a)	25,000	501,931
Sumitomo Rubber Industries, Ltd.	12,500	126,774
Suruga Bank, Ltd. (a)	17,000	151,375
Suzuken Co., Ltd.	5,574	147,555
Suzuki Motor Corp.	22,700	509,161
Sysmex Corp. (a)	4,000	141,096
T&D Holdings, Inc. (a)	18,950	468,720
Taisei Corp. (a)	69,000	170,668
Taisho Pharmaceutical Co., Ltd.	10,000	217,181
Taiyo Nippon Sanso Corp. (a)	18,000	148,879
Takashimaya Co., Ltd. (a)	19,000	120,740
Takeda Pharmaceutical Co., Ltd. (a)	51,900	2,429,681
TDK Corp. (a)	8,400	498,142
Teijin, Ltd.	66,000	296,236
Terumo Corp. (a)	11,000	581,986
The 77 Bank, Ltd.	20,000	100,869
The Bank of Kyoto, Ltd. (a)	22,000	195,367
The Bank of Yokohama, Ltd.	83,000	395,572

MSF-156

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Chiba Bank, Ltd.	49,000	$275,507
The Chugoku Bank, Ltd. (a)	12,000	136,680
The Chugoku Electric Power Co., Inc. (a)	23,700	439,800
The Dai-ichi Life Insurance Co., Ltd. (a)	530	802,546
The Furukawa Electric Co., Ltd. (a)	57,000	231,081
The Gunma Bank, Ltd.	26,000	138,345
The Hachijuni Bank, Ltd. (a)	30,000	173,383
The Hiroshima Bank, Ltd. (a)	38,000	165,516
The Iyo Bank, Ltd. (a)	17,000	142,145
The Japan Steel Works, Ltd. (a)	21,000	162,172
The Joyo Bank, Ltd.	54,000	210,604
The Kansai Electric Power Co., Inc. (a)	50,800	1,103,579
The Nishi-Nippon Bank, Ltd.	52,000	149,952
The Shizuoka Bank, Ltd. (a)	41,000	340,348
The Sumitomo Trust & Banking Co., Ltd.	110,000	583,380
The Tokyo Electric Power Co., Inc. (a)	97,600	539,180
THK Co., Ltd. (a)	7,700	192,483
Tobu Railway Co., Ltd. (a)	52,000	213,320
Toho Gas Co., Ltd. (a)	31,000	159,217
Tohoku Electric Power Co., Inc. (a)	29,800	502,191
Tokio Marine Holdings, Inc.	48,000	1,288,031
Tokyo Electron, Ltd. (a)	11,400	630,659
Tokyo Gas Co., Ltd. (a)	170,000	773,994
Tokyo Tatemono Co., Ltd. (a)	30,000	112,572
Tokyu Corp.	76,000	313,177
Tokyu Land Corp. (a)	29,000	126,665
TonenGeneral Sekiyu K.K. (a)	18,000	223,045
Toppan Printing Co., Ltd. (a)	41,000	324,517
Toray Industries, Inc. (a)	98,000	705,342
Toshiba Corp.	283,000	1,389,732
Tosoh Corp. (a)	39,000	140,697
TOTO, Ltd. (a)	19,000	151,761
Toyo Seikan Kaisha, Ltd.	10,200	167,867
Toyo Suisan Kaisha, Ltd. (a)	6,000	130,743
Toyota Industries Corp.	12,600	378,988
Toyota Motor Corp.	185,400	7,442,828
Toyota Tsusho Corp.	14,200	235,068
Trend Micro, Inc. (a)	7,000	185,493
Tsumura & Co. (a)	3,900	122,816
Ube Industries, Ltd. (a)	68,000	217,423
Unicharm Corp. (a)	9,600	348,284
UNY Co., Ltd.	13,800	128,200
Ushio, Inc. (a)	8,700	170,788
USS Co., Ltd.	1,730	135,052
West Japan Railway Co. (a)	109	418,632
Yahoo! Japan Corp. (a)	1,158	415,807
Yakult Honsha Co., Ltd. (a)	8,700	223,168
Yamada Denki Co., Ltd.	5,590	373,556
Yamaguchi Financial Group, Inc.	15,000	139,358
Yamaha Corp.	11,500	129,879
Yamaha Motor Co., Ltd. (a)	17,800	308,747
Yamato Holdings Co., Ltd. (a)	27,000	420,246
Yaskawa Electric Corp. (a)	18,000	214,141

		154,717,606

Luxembourg—0.4%
ArcelorMittal	56,699	2,057,155
SES S.A.	18,798	484,768
Tenaris S.A.	31,061	766,756

		3,308,679

Security Description	Shares	Value

Netherlands—2.8%
Aegon NV	102,173	$766,524
Akzo Nobel NV	14,996	1,033,044
ASML Holding NV	28,935	1,277,942
Corio NV (REIT)	4,018	281,805
Delta Lloyd NV	5,058	134,705
EADS NV	27,187	793,440
Fugro NV	4,445	392,069
Heineken Holding NV	9,357	450,855
Heineken NV	17,381	950,990
ING Groep NV	256,189	3,255,971
Koninklijke Ahold NV	80,218	1,077,510
Koninklijke Boskalis Westminster NV	6,001	317,723
Koninklijke DSM NV	10,134	623,142
Koninklijke KPN NV	103,701	1,770,758
Koninklijke Philips Electronics NV	66,563	2,128,903
Koninklijke Vopak NV	4,066	196,123
QIAGEN NV (a) (c)	14,898	297,887
Randstad Holding NV	7,076	394,325
Reed Elsevier NV	48,042	619,742
SBM Offshore NV	10,101	294,272
STMicroelectronics NV	44,693	554,654
TNT NV	24,146	621,125
Unilever NV	108,946	3,425,447
Wolters Kluwer NV	22,877	536,308

		22,195,264

New Zealand—0.1%
Fletcher Building, Ltd. (a)	59,357	422,834
Telecom Corp. of New Zealand, Ltd.	247,043	379,712

		802,546

Norway—0.9%
Aker Solutions ASA (a)	11,775	270,261
DnB NOR ASA	66,462	1,019,527
Norsk Hydro ASA	59,320	486,083
Orkla ASA (a)	54,230	526,041
Renewable Energy Corp. ASA (a) (c)	33,449	117,251
SeaDrill, Ltd. (a)	18,268	660,016
StatoilHydro ASA	73,203	2,031,048
Subsea 7 S.A.	18,500	466,859
Telenor ASA	56,038	921,957
Yara International ASA	12,325	624,279

		7,123,322

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	236,836	193,625
Banco Espirito Santo S.A. (a)	39,907	163,723
Energias de Portugal S.A.	137,457	536,474
Galp Energia, SGPS, S.A.	18,188	390,186
Jeronimo Martins, SGPS, S.A.	16,067	258,783
Portugal Telecom, SGPS, S.A.	41,285	478,078

		2,020,869

Singapore—1.6%
Ascendas Real Estate Investment Trust (REIT) (a)	106,000	184,267
CapitaLand, Ltd. (a)	174,000	455,966
CapitaMall Trust (REIT)	153,200	228,218
CapitaMalls Asia, Ltd. (a)	88,000	124,340

MSF-157

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
City Developments, Ltd. (a)	34,000	$311,294
ComfortDelGro Corp., Ltd.	153,000	189,435
DBS Group Holdings, Ltd.	122,467	1,423,967
Fraser & Neave, Ltd.	70,000	334,017
Genting Singapore plc (a) (c)	418,200	678,738
Global Logistic Properties, Ltd. (c)	107,000	158,861
Golden Agri-Resources, Ltd.	492,569	268,999
Jardine Cycle & Carriage, Ltd.	8,000	231,711
Keppel Corp., Ltd.	87,000	849,603
Keppel Land, Ltd. (a)	54,000	191,994
Noble Group, Ltd. (a)	200,909	340,405
Olam International, Ltd. (a)	90,000	199,506
Oversea-Chinese Banking Corp., Ltd.	169,880	1,291,946
SembCorp Industries, Ltd.	71,000	293,676
SembCorp Marine, Ltd. (a)	63,000	292,113
Singapore Airlines, Ltd.	36,940	400,180
Singapore Exchange, Ltd. (a)	56,000	348,951
Singapore Press Holdings, Ltd. (a)	107,250	335,405
Singapore Technologies Engineering, Ltd.	126,000	325,461
Singapore Telecommunications, Ltd.	529,820	1,270,033
United Overseas Bank, Ltd.	88,392	1,318,218
Wilmar International, Ltd. (a)	130,000	564,117
Yangzijiang Shipbuilding Holdings, Ltd. (a)	105,000	150,895

		12,762,316

Spain—3.5%
Abertis Infraestructuras S.A.	19,506	424,226
Acciona S.A.	1,555	169,183
Acerinox S.A. (a)	7,078	139,854
ACS Actividades de Construccion y Servicios S.A.	9,579	449,989
Amadeus IT Holding S.A. (c)	14,227	272,646
Banco de Sabadell S.A. (a)	72,812	319,352
Banco Popular Espanol S.A. (a)	64,589	380,251
Banco Santander S.A.	559,362	6,527,917
Bankinter S.A. (a)	20,107	138,145
BBVA S.A. (a)	290,414	3,530,501
Cintra Concesiones de Infraestructuras de Transporte S.A.	31,917	400,886
Criteria Caixacorp S.A. (c)	53,350	377,182
Enagas S.A.	15,504	350,156
Gas Natural SDG S.A.	22,611	425,174
Gestevision Telecinco S.A.	12,918	147,997
Grifols S.A. (a)	8,240	144,003
Iberdrola Renovables S.A.	51,000	220,352
Iberdrola S.A.	258,606	2,252,296
Inditex S.A.	14,621	1,175,304
Indra Sistemas S.A. (a)	6,410	128,780
International Consolidated Airlines Group S.A. (a) (c)	77,576	285,615
Mapfre S.A.	49,793	187,979
Red Electrica Corporacion S.A.	6,962	395,979
Repsol YPF S.A.	49,126	1,688,024
Telefonica S.A.	275,851	6,915,669
Zardoya Otis S.A. (a)	7,991	132,833

		27,580,293

Sweden—3.1%
Alfa Laval AB	25,994	564,466
Assa Abloy AB (Series B)	20,057	576,944

Security Description	Shares	Value

Sweden—(Continued)
Atlas Copco AB (Series A) (a)	47,637	$1,267,150
Atlas Copco AB (Series B)	26,061	630,489
Boliden AB	18,744	403,105
Electrolux AB (a)	17,118	441,974
Getinge AB (Class B)	13,484	333,408
Hennes & Mauritz AB (Series B)	68,570	2,280,549
Hexagon AB (Series B)	17,090	407,982
Holmen AB (Series B) (a)	3,603	124,626
Husqvarna AB (Series B)	25,677	220,566
Industrivarden AB (a)	7,740	137,674
Investor AB	33,352	810,135
Kinnevik Investment AB	14,418	336,328
LM Ericsson Telephone Co. (Class B)	200,509	2,579,924
Millicom International Cellular S.A. (c)	4,599	440,164
Modern Times Group AB	3,471	264,064
Nordea Bank AB (a)	176,288	1,931,408
Ratos AB	6,774	267,958
Sandvik AB	66,936	1,266,181
Scania AB	21,772	505,889
Securitas AB	21,462	255,712
Skandinaviska Enskilda Banken AB (Series A) (a)	94,431	843,044
Skanska AB	25,167	530,114
SKF AB	24,717	720,253
SSAB AB (Series A) (a)	11,498	182,054
Svenska Cellulosa AB (a)	38,472	619,308
Svenska Handelsbanken AB (a)	32,448	1,065,637
Swedbank AB (a)	47,718	817,280
Swedish Match AB	14,499	482,193
Tele2 AB	21,032	487,195
TeliaSonera AB	149,892	1,297,110
Volvo AB (Series B)	90,615	1,593,066

		24,683,950

Switzerland—7.5%
ABB, Ltd.	147,014	3,553,616
Actelion, Ltd. (c)	6,285	362,878
Adecco S.A.	8,604	568,924
Aryzta AG	5,635	289,393
Baloise Holdings AG	3,194	317,747
Cie Financiere Richemont S.A.	36,430	2,112,036
Credit Suisse Group AG	75,573	3,224,302
GAM Holding, Ltd.	13,088	249,674
Geberit AG	2,512	549,740
Givaudan S.A.	554	560,022
Holcim, Ltd.	16,309	1,233,094
Julius Baer Group, Ltd.	13,088	570,388
Kuehne & Nagel International AG	4,135	580,799
Lindt & Spruengli AG	7	228,420
Lindt & Spruengli AG (Participation Certificate)	55	159,399
Logitech International S.A. (a) (c)	10,725	194,131
Lonza Group AG	2,935	246,869
Nestle S.A.	232,465	13,391,997
Novartis AG	141,566	7,705,931
Pargesa Holding S.A.	1,694	162,853
Roche Holding AG	47,135	6,759,694
Schindler Holding AG	1,428	173,191
SGS S.A.	358	640,462
Sika AG	137	331,163
Sonova Holding AG	2,955	264,403

MSF-158

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Straumann Holding AG	534	$137,841
Swatch Group AG (Class A)	3,213	256,392
Swatch Group AG (Class B)	2,093	928,696
Swiss Life Holding AG (c)	2,159	358,273
Swiss Reinsurance Co., Ltd.	24,745	1,421,982
Swisscom AG	1,500	671,463
Syngenta AG	6,316	2,061,426
Synthes, Inc. (c)	4,471	607,458
Transocean, Ltd. (c)	21,034	1,657,874
UBS AG	243,391	4,386,249
Zurich Financial Services AG	9,771	2,746,581

		59,665,361

United Kingdom—20.6%
3i Group plc (c)	63,549	304,875
Admiral Group plc	16,009	399,102
Aggreko plc	17,400	439,571
AMEC plc	25,910	494,939
Anglo American plc (c)	88,551	4,549,455
Antofagasta plc	24,514	534,201
ARM Holdings plc	87,726	817,025
Associated British Foods plc	22,128	352,175
AstraZeneca plc	94,226	4,328,655
Autonomy Corp. plc	13,555	345,671
Aviva plc	183,800	1,275,495
Babcock International Group plc	24,050	239,279
BAE Systems plc	232,106	1,210,206
Balfour Beatty plc	43,332	238,734
Barclays plc	776,358	3,480,069
BG Group plc	227,141	5,638,284
BHP Billiton plc	147,713	5,850,790
BP plc (c)	1,260,801	9,175,341
British American Tobacco plc	133,963	5,379,193
British Land Co. plc (REIT) (a)	62,096	550,717
British Sky Broadcasting plc	73,950	978,069
BT Group plc	513,648	1,533,088
Bunzl plc	22,401	267,344
Burberry Group plc	26,876	505,838
Cable & Wireless Worldwide plc	157,710	132,569
Cairn Energy plc (c)	100,118	742,502
Capita Group plc	39,413	469,841
Capital Shopping Centres Group plc (REIT) (a)	48,962	300,773
Carnival plc (a) (c)	11,804	464,563
Centrica plc	357,523	1,863,237
Cobham plc	73,272	270,738
Compass Group plc	121,661	1,094,159
Diageo plc	167,496	3,185,364
Essar Energy plc (c)	21,424	162,150
Eurasian Natural Resources Corp. plc	21,266	319,071
Experian plc	72,050	891,777
FirstGroup plc	30,753	160,903
Fresnillo plc	11,783	292,037
G4S plc	106,542	436,200
GlaxoSmithKline plc	348,537	6,645,584
Hammerson plc (REIT) (c)	42,216	302,817
Home Retail Group plc	54,363	168,270
HSBC Holdings plc	1,186,538	12,191,979
ICAP plc	36,213	306,539
Imperial Tobacco Group plc	67,153	2,075,888

Security Description	Shares	Value

United Kingdom—(Continued)
Inmarsat plc	28,473	$275,747
Intercontinental Hotels Group plc	21,614	443,255
International Power plc	99,277	490,106
Intertek Group plc	10,631	346,973
Invensys plc	47,928	265,654
Investec plc	41,855	320,569
J. Sainsbury plc (a)	74,987	402,897
Johnson Matthey plc	14,556	433,888
Kazakhmys plc	13,920	311,778
Kingfisher plc	152,400	600,342
Land Securities Group plc (REIT)	51,449	605,549
Legal & General Group plc	429,168	793,914
Lloyds Banking Group plc	2,740,233	2,552,609
London Stock Exchange Group plc	9,645	128,917
Lonmin plc	11,828	322,572
Man Group plc	133,525	527,276
Marks & Spencer Group plc	118,772	640,853
National Grid plc	240,869	2,298,957
Next plc	13,648	433,166
Old Mutual plc	385,579	840,599
Pearson plc	53,871	953,655
Petrofac, Ltd.	17,337	414,243
Prudential plc	170,782	1,934,922
Randgold Resources, Ltd. (a)	5,835	471,674
Reckitt Benckiser Group plc	41,515	2,130,564
Reed Elsevier plc	79,515	688,052
Resolution, Ltd.	99,349	471,776
Rexam plc	57,692	335,824
Rio Tinto plc	97,275	6,858,185
Rolls-Royce Group plc	123,171	1,222,134
Royal Bank of Scotland Group plc (c)	1,125,807	737,509
Royal Dutch Shell plc (Class A)	237,877	8,623,124
Royal Dutch Shell plc (Class B)	180,861	6,558,358
RSA Insurance Group plc	229,787	484,316
SABMiller plc	63,443	2,246,484
Sage Group plc	81,897	365,511
Schroders plc	6,754	188,061
Scottish & Southern Energy plc	60,565	1,224,212
Segro plc (REIT)	61,844	319,143
Serco Group plc	34,317	307,234
Severn Trent plc	14,349	336,431
Shire plc	37,281	1,081,664
Smith & Nephew plc	56,488	636,242
Smiths Group plc	25,680	534,523
Standard Chartered plc	157,330	4,077,814
Standard Life plc	171,497	568,587
Tesco plc	534,035	3,260,010
The Weir Group plc	13,856	384,487
Thomas Cook Group plc (a)	56,080	153,230
TUI Travel plc (a)	44,767	162,868
Tullow Oil plc	62,622	1,455,190
Unilever plc	88,078	2,684,057
United Utilities Group plc	48,207	457,550
Vendeta Resources plc	9,571	364,762
Vodafone Group plc	3,502,269	9,908,640
Whitbread plc	10,782	285,497
WM Morrison Supermarkets plc	149,552	661,639
Wolseley plc (c)	18,230	614,190
WPP plc	82,700	1,018,959

MSF-159

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Xstrata plc	137,592	$3,210,151

		162,792,170

Total Common Stock (Identified Cost $705,195,670)		759,712,027

Exchange Traded Funds—2.2%

United States—2.2%
iShares MSCI EAFE Index Fund (a)	292,000	17,546,280

Total Exchange Traded Funds (Identified Cost $17,023,385)		17,546,280

Preferred Stock—0.5%

Germany—0.5%
Bayerische Motoren Werke AG	3,505	199,013
Henkel AG & Co. KGaA	11,897	737,651
Porsche Automobil Holding SE (a)	5,610	368,803
ProSiebenSat.1 Media AG	5,172	151,866
RWE AG (a)	2,982	181,693
Volkswagen AG	11,811	1,922,581

		3,561,607

Switzerland—0.0%
Schindler Holding AG	3,222	388,623

Total Preferred Stock (Identified Cost $2,537,524)		3,950,230

Units—0.1%

Singapore—0.1%
Hutchison Port Holdings Trust (c)	350,000	346,500

Total Units (Identified Cost $346,803)		346,500

Rights—0.0%

Australia—0.0%
Origin Energy, Ltd. (c)	11,939	39,510

Germany—0.0%
Porsche Automobil Holding SE (c)	5,610	48,268

Singapore—0.0%
Hutchison Port Holdings Trust (b) (c)	100	0

Sweden—0.0%
TeliaSonera AB (b) (c)	10,000	666

Total Rights (Identified Cost $98,397)		88,444

Short Term Investments—14.4%
Security Description	Shares/Par Amount	Value

United States—14.4%
Federal Home Loan Bank 0.050%, 04/27/11	$325,000	$324,984
State Street Navigator Securities Lending Prime Portfolio (d)	109,707,117	109,707,117
U.S. Treasury Bills 0.060%, 04/21/11	4,300,000	4,299,891

Total Short Term Investments (Identified Cost $114,331,992)		114,331,992

Total Investments—113.1% (Identified Cost $839,533,771) (e)		895,975,473
Liabilities in excess of other assets		(103,744,404)

Net Assets—100.0%		$792,231,069

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $104,290,740 and the collateral received consisted of cash in the amount of $109,707,117 and non-cash collateral with a value of $185,229. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Directors.
(c)	Non-Income Producing.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $839,464,332. The aggregate unrealized appreciation and depreciation of investments was $147,815,704 and $(91,304,563), respectively, resulting in net unrealized appreciation of $56,511,141 for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

Ten Largest Industries as of March 31, 2011	% of Net Assets
Commercial Banks	12.4%
Oil, Gas & Consumable Fuels	7.6%
Metals & Mining	6.3%
Pharmaceuticals	5.0%
Insurance	4.3%
Diversified Telecommunication Services	3.7%
Chemicals	3.4%
Food Products	3.4%
Automobiles	3.3%
Machinery	2.7%

MSF-160

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Net Unrealized Depreciation
MSCI EAFE E-Mini Index Futures	6/17/2011	50	$4,254,870	$4,217,500	$(37,370)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$—	$759,712,027	$—	$759,712,027
Total Exchange Traded Funds*	17,546,280	—	—	17,546,280
Total Preferred Stock*	—	3,950,230	—	3,950,230
Total Units*	—	346,500	—	346,500
Total Rights*	—	87,778	666	88,444
Total Short Term Investments*	109,707,117	4,624,875	—	114,331,992
Total Investments	$127,253,397	$768,721,410	$666	$895,975,473

Futures Contracts**
Futures Contracts Long (Depreciation)	$(37,370)	$—	$—	$(37,370)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of December 31, 2010	$0
Transfers Into Level 3	7,033
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	1,374
Change in unrealized appreciation (depreciation)	197
Security Purchases	0
Security Sales	(7,938)

Balance as of March 31, 2011	$666

MSF-161

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (a)	123,900	$8,756,013
American Science & Engineering, Inc. (b)	28,013	2,587,281

		11,343,294

Air Freight & Logistics—0.5%
Forward Air Corp. (b)	164,900	5,050,887

Auto Components—0.8%
Gentex Corp. (b)	269,500	8,152,375

Beverages—0.7%
Boston Beer Co., Inc. (a)	84,372	7,814,535

Capital Markets—0.8%
Eaton Vance Corp. (b)	108,400	3,494,816
Federated Investors, Inc. (Class B) (b)	36,200	968,350
Greenhill & Co., Inc. (b)	60,800	4,000,032

		8,463,198

Chemicals—4.0%
Balchem Corp. (b)	204,650	7,678,468
Hawkins, Inc. (b)	54,200	2,226,536
Intrepid Potash, Inc. (a) (b)	468,600	16,316,652
LSB Industries, Inc. (a) (b)	229,552	9,099,441
NewMarket Corp. (b)	6,000	949,320
Sensient Technologies Corp. (b)	152,741	5,474,238

		41,744,655

Commercial Banks—3.1%
Bank of Hawaii Corp. (b)	134,100	6,412,662
BOK Financial Corp. (b)	98,500	5,090,480
Cullen/Frost Bankers, Inc. (b)	132,600	7,826,052
First Financial Bankshares, Inc. (b)	70,100	3,601,037
Westamerica Bancorp (b)	192,500	9,888,725

		32,818,956

Commercial Services & Supplies—4.8%
Copart, Inc. (a) (b)	251,900	10,914,827
Healthcare Services Group, Inc. (b)	499,534	8,781,808
Ritchie Bros. Auctioneers, Inc. (b)	360,213	10,139,996
Rollins, Inc. (b)	578,713	11,747,874
United Stationers, Inc. (b)	124,003	8,810,413

		50,394,918

Construction & Engineering—0.5%
Layne Christensen Co. (a) (b)	143,021	4,934,224

Containers & Packaging—3.2%
Aptargroup, Inc.	574,554	28,802,392
Silgan Holdings, Inc. (b)	140,600	5,362,484

		34,164,876

Diversified Consumer Services—1.9%
Capella Education Co. (a) (b)	86,400	4,301,856
Hillenbrand, Inc. (b)	223,369	4,802,433
Matthews International Corp. (b)	121,800	4,695,390
Strayer Education, Inc. (b)	44,600	5,819,854

		19,619,533

Security Description	Shares	Value

Diversified Financial Services—0.4%
Pico Holdings, Inc. (a) (b)	127,887	$3,844,283

Electronic Equipment, Instruments & Components—1.2%
Trimble Navigation, Ltd. (a)	247,900	12,528,866

Energy Equipment & Services—5.4%
CARBO Ceramics, Inc. (b)	164,600	23,228,352
Lufkin Industries, Inc. (b)	144,900	13,543,803
Natural Gas Services Group, Inc. (a) (b)	218,688	3,883,899
Oceaneering International, Inc. (a)	151,000	13,506,950
Pason Systems, Inc. (CAD)	158,500	2,574,910

		56,737,914

Food & Staples Retailing—1.5%
Ruddick Corp. (b)	412,400	15,914,516

Food Products—1.8%
Darling International, Inc. (a) (b)	299,800	4,607,926
Flowers Foods, Inc. (b)	175,700	4,784,311
J&J Snack Foods Corp. (b)	81,853	3,852,821
Lancaster Colony Corp. (b)	88,300	5,350,980

		18,596,038

Gas Utilities—2.2%
New Jersey Resources Corp. (b)	182,600	7,842,670
Northwest Natural Gas Co. (b)	78,200	3,607,366
South Jersey Industries, Inc. (b)	128,100	7,169,757
WGL Holdings, Inc. (b)	129,300	5,042,700

		23,662,493

Health Care Equipment & Supplies—7.3%
Abaxis, Inc. (a) (b)	100,600	2,901,304
American Medical Systems Holdings, Inc. (a) (b)	468,500	10,138,340
DENTSPLY International, Inc.	186,700	6,906,033
Haemonetics Corp. (a) (b)	240,454	15,759,355
IDEXX Laboratories, Inc. (a) (b)	207,900	16,054,038
Immucor, Inc. (a)	250,100	4,946,978
Meridian Bioscience, Inc. (b)	235,700	5,654,443
Sirona Dental Systems, Inc. (a) (b)	193,500	9,705,960
West Pharmaceutical Services, Inc. (b)	116,600	5,220,182

		77,286,633

Health Care Providers & Services—5.1%
AmSurg Corp. (a) (b)	174,542	4,440,349
Henry Schein, Inc. (a) (b)	229,500	16,104,015
Landauer, Inc. (b)	74,072	4,556,909
MWI Veterinary Supply, Inc. (a) (b)	100,869	8,138,111
Patterson Cos., Inc.	305,900	9,846,921
PSS World Medical, Inc. (a) (b)	214,400	5,820,960
VCA Antech, Inc. (a) (b)	188,900	4,756,502

		53,663,767

Health Care Technology—0.8%
Quality Systems, Inc. (b)	97,297	8,108,732

Hotels, Restaurants & Leisure—0.6%
Brinker International, Inc. (b)	236,800	5,991,040

MSF-162

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.2%
Leggett & Platt, Inc. (b)	109,300	$2,677,850

Household Products—2.6%
Church & Dwight Co., Inc. (b)	340,800	27,039,072

Industrial Conglomerates—0.8%
Raven Industries, Inc. (b)	143,537	8,816,042

Insurance—3.4%
Harleysville Group, Inc. (b)	140,777	4,663,942
HCC Insurance Holdings, Inc.	134,900	4,223,719
RenaissanceRe Holdings, Ltd. (b)	89,300	6,160,807
RLI Corp. (b)	113,070	6,518,485
Safety Insurance Group, Inc.	108,200	4,989,102
The Hanover Insurance Group, Inc. (b)	109,500	4,954,875
Validus Holdings, Ltd. (b)	127,500	4,249,575

		35,760,505

Internet & Catalog Retail—0.1%
PetMed Express, Inc. (b)	65,444	1,037,942

IT Services—1.9%
Forrester Research, Inc. (a) (b)	150,032	5,744,725
Mantech International Corp. (a) (b)	203,446	8,626,111
NCI, Inc. (a) (b)	151,287	3,686,864
Syntel, Inc. (b)	43,700	2,282,451

		20,340,151

Leisure Equipment & Products—0.8%
Polaris Industries, Inc. (b)	100,149	8,714,966

Life Sciences Tools & Services—2.7%
Dionex Corp. (a)	67,673	7,988,798
ICON plc (ADR) (a) (b)	337,500	7,286,625
Pharmaceutical Product Development, Inc.	379,600	10,518,716
Techne Corp. (b)	32,000	2,291,200

		28,085,339

Machinery—12.1%
AG Growth International, Inc.	111,800	5,335,599
Badger Meter, Inc. (b)	127,168	5,240,593
Chart Industries, Inc. (a) (b)	138,100	7,601,024
CLARCOR, Inc. (b)	428,070	19,233,185
Donaldson Co., Inc. (b)	240,600	14,746,374
Graco, Inc. (b)	120,600	5,486,094
Joy Global, Inc.	80,400	7,944,324
Lincoln Electric Holdings, Inc. (b)	79,500	6,035,640
Nordson Corp. (b)	125,931	14,489,621
Robbins & Myers, Inc. (b)	149,500	6,875,505
Toro Co.	74,700	4,946,634
Valmont Industries, Inc. (b)	107,100	11,178,027
Wabtec Corp. (b)	266,400	18,069,912

		127,182,532

Metals & Mining—2.2%
Alamos Gold, Inc. (CAD) (b)	59,700	948,036
Compass Minerals International, Inc.	145,700	13,627,321
Major Drilling Group International	496,200	8,370,547

		22,945,904

Security Description	Shares	Value

Office Electronics—0.8%
Zebra Technologies Corp. (Class A) (a)	209,842	$8,234,200

Oil, Gas & Consumable Fuels—11.6%
Brigham Exploration Co. (a) (b)	440,600	16,381,508
Cabot Oil & Gas Corp.	229,500	12,156,615
Concho Resources, Inc. (a)	209,100	22,436,430
Denbury Resources, Inc. (a)	532,400	12,990,560
Gulfport Energy Corp. (a) (b)	178,300	6,445,545
Northern Oil & Gas, Inc. (a) (b)	195,900	5,230,530
Petrobank Energy & Resources, Ltd. (a) (b)	219,300	4,638,195
Petrominerales, Ltd.	134,693	5,091,395
Resolute Energy Corp. (a) (b)	352,306	6,390,831
SM Energy Co. (b)	246,300	18,272,997
Southwestern Energy Co. (a)	276,300	11,872,611

		121,907,217

Professional Services—0.6%
Exponent, Inc. (a) (b)	136,707	6,098,499

Semiconductors & Semiconductor Equipment—0.6%
GT Solar International, Inc. (a) (b)	548,300	5,844,878
Hittite Microwave Corp. (a)	16,600	1,058,582

		6,903,460

Software—6.3%
Blackbaud, Inc. (b)	346,858	9,448,412
FactSet Research Systems, Inc. (b)	108,600	11,373,678
Jack Henry & Associates, Inc. (b)	149,300	5,059,777
MICROS Systems, Inc. (a) (b)	391,532	19,353,427
Solera Holdings, Inc.	424,500	21,691,950

		66,927,244

Specialty Retail—1.6%
Hibbett Sports, Inc. (a) (b)	163,500	5,854,935
Sally Beauty Holdings, Inc. (a) (b)	107,200	1,501,872
Tractor Supply Co. (b)	169,000	10,116,340

		17,473,147

Thrifts & Mortgage Finance—0.2%
Brookline Bancorp, Inc. (b)	225,200	2,371,356

Trading Companies & Distributors—0.8%
Applied Industrial Technologies, Inc.	62,400	2,075,424
MSC Industrial Direct Co. (b)	91,900	6,292,393

		8,367,817

Water Utilities—0.3%
American States Water Co. (b)	59,900	2,148,014
Aqua America, Inc.	69,000	1,579,410

		3,727,424

Total Common Stock (Identified Cost $802,205,997)		1,025,446,400

MSF-163

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—18.2%

Security Description	Shares/Par Amount	Value

Mutual Funds—15.5%
State Street Navigator Securities Lending Prime Portfolio (c)	163,058,537	$163,058,537

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $28,780,008 on 04/01/11, collateralized by $30,740,000 Federal Home Loan Mortgage Corp. due 11/24/20 with a value of $29,356,700.	$28,780,000	28,780,000

Total Short Term Investments (Identified Cost $191,838,537)		191,838,537

Total Investments—115.5% (Identified Cost $994,044,534) (d)		1,217,284,937
Liabilities in excess of other assets		(163,032,846)

Net Assets—100.0%		$1,054,252,091

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $159,984,524 and the collateral received consisted of cash in the amount of $163,058,537. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $994,044,534. The aggregate unrealized appreciation and depreciation of investments was $245,372,803 and $(22,132,400), respectively, resulting in net unrealized appreciation of $223,240,403 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1–unadjusted quoted prices in active markets for identical investments

Level 2–other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3–significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,025,446,400	$—	$—	$1,025,446,400
Short Term Investments
Mutual Funds	163,058,537	—	—	163,058,537
Repurchase Agreement	—	28,780,000	—	28,780,000
Total Short Term Investments	163,058,537	28,780,000	—	191,838,537
Total Investments	$1,188,504,937	$28,780,000	$—	$1,217,284,937

*	See Schedule of Investments for additional detailed categorizations.

MSF-164

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Embraer S.A. (ADR) (a)	239,400	$8,067,780
Spirit Aerosystems Holdings, Inc. (a) (b)	379,750	9,748,183

		17,815,963

Auto Components—3.1%
Lear Corp. (a) (b)	231,000	11,288,970
WABCO Holdings, Inc.	207,300	12,777,972

		24,066,942

Automobiles—0.6%
Harley-Davidson, Inc. (a)	105,500	4,482,695

Beverages—0.9%
Dr. Pepper Snapple Group, Inc.	198,200	7,365,112

Building Products—3.2%
Masco Corp. (a)	588,400	8,190,528
Owens Corning (a) (b)	475,300	17,106,047

		25,296,575

Capital Markets—1.9%
Invesco, Ltd. (a)	569,000	14,543,640

Commercial Banks—7.4%
Comerica, Inc. (a)	85,400	3,135,888
Fifth Third Bancorp	893,700	12,404,556
First Horizon National Corp. (a) (b)	480,265	5,383,771
KeyCorp	282,700	2,510,376
Regions Financial Corp. (a)	1,260,136	9,148,587
SunTrust Banks, Inc.	399,600	11,524,464
Synovus Financial Corp. (a)	1,547,100	3,713,040
Zions Bancorporation (a)	448,700	10,347,022

		58,167,704

Construction & Engineering—1.8%
Chicago Bridge & Iron Co., NV	336,500	13,682,090

Containers & Packaging—1.0%
Temple-Inland, Inc. (a)	336,800	7,881,120

Diversified Financial Services—2.5%
Moody’s Corp. (a)	574,200	19,471,122

Electric Utilities—2.7%
DPL, Inc. (a)	338,500	9,278,285
NV Energy, Inc.	785,300	11,693,117

		20,971,402

Electrical Equipment—0.7%
General Cable Corp. (a) (b)	132,505	5,737,467

Electronic Equipment, Instruments & Components—3.4%
Anixter International, Inc. (a) (b)	162,900	11,385,081
Avnet, Inc. (b)	445,800	15,197,322

		26,582,403

Security Description	Shares	Value

Energy Equipment & Services—3.5%
Complete Production Services, Inc. (a) (b)	294,688	$9,374,025
National Oilwell Varco, Inc.	123,400	9,781,918
Oceaneering International, Inc. (b)	90,100	8,059,445

		27,215,388

Food Products—0.2%
The J. M. Smucker Co. (a)	26,800	1,913,252

Gas Utilities—0.9%
Questar Corp.	386,500	6,744,425

Health Care Providers & Services—7.1%
Aetna, Inc.	198,200	7,418,626
AmerisourceBergen Corp.	348,900	13,802,484
CIGNA Corp.	260,200	11,521,656
Coventry Health Care, Inc. (b)	372,550	11,880,620
Mednax, Inc. (b)	169,200	11,270,412

		55,893,798

Household Durables—2.7%
KB Home (a)	565,600	7,036,064
NVR, Inc. (a) (b)	4,900	3,704,400
Whirlpool Corp. (a)	124,204	10,602,053

		21,342,517

Household Products—1.1%
Energizer Holdings, Inc. (b)	120,926	8,605,094

Industrial Conglomerates—1.4%
McDermott International, Inc. (b)	437,500	11,108,125

Insurance—8.2%
Assurant, Inc.	295,360	11,374,314
Lincoln National Corp. (a)	465,697	13,989,538
PartnerRe, Ltd. (a)	96,814	7,671,541
Principal Financial Group, Inc. (a)	413,600	13,280,696
StanCorp Financial Group, Inc. (a)	173,000	7,978,760
W.R. Berkley Corp. (a)	312,350	10,060,793

		64,355,642

IT Services—1.8%
Lender Processing Services, Inc. (a)	442,792	14,253,474

Life Sciences Tools & Services—0.4%
ICON plc (ADR) (b)	128,500	2,774,315

Machinery—4.1%
AGCO Corp. (a) (b)	144,300	7,932,171
Bucyrus International, Inc.	22,100	2,021,045
Ingersoll-Rand plc (a)	242,300	11,705,513
Terex Corp. (a)	282,900	10,478,616

		32,137,345

Media—2.2%
Cablevision Systems Corp. (Class A) (a)	96,146	3,327,613
The McGraw-Hill Cos., Inc.	359,200	14,152,480

		17,480,093

MSF-165

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—3.6%
Cliffs Natural Resources, Inc. (a)	119,300	$11,724,804
Teck Resources, Ltd. (b)	240,400	12,746,008
United States Steel Corp. (a)	62,600	3,376,644

		27,847,456

Multi-Utilities—4.8%
Alliant Energy Corp.	271,600	10,573,388
CenterPoint Energy, Inc. (a)	509,695	8,950,244
CMS Energy Corp. (a)	513,400	10,083,176
DTE Energy Co. (a)	74,000	3,623,040
OGE Energy Corp. (a)	79,200	4,004,352

		37,234,200

Multiline Retail—2.8%
J.C. Penney Co., Inc. (a)	288,300	10,352,853
Macy’s, Inc.	476,900	11,569,594

		21,922,447

Oil, Gas & Consumable Fuels—8.9%
Denbury Resources, Inc. (a) (b)	536,700	13,095,480
Newfield Exploration Co. (b)	168,200	12,784,882
Noble Corp. (a)	79,600	3,631,352
Noble Energy, Inc. (a)	106,000	10,244,900
Ship Finance International, Ltd. (a)	189,707	3,932,626
Southwestern Energy Co. (a) (b)	142,800	6,136,116
Whiting Petroleum Corp. (b)	179,120	13,156,364
World Fuel Services Corp. (a)	158,900	6,452,929

		69,434,649

Pharmaceuticals—1.5%
Shire plc (ADR) (a)	134,100	11,680,110

Real Estate Investment Trusts—3.9%
Alexandria Real Estate Equities, Inc. (a)	48,000	3,742,560
Annaly Capital Management, Inc. (a)	325,120	5,673,344
Boston Properties, Inc. (a)	65,200	6,184,220
The Macerich Co. (a)	143,563	7,110,675
Vornado Realty Trust	86,043	7,528,763

		30,239,562

Semiconductors & Semiconductor Equipment—1.3%
Lam Research Corp. (b)	115,900	6,566,894
ON Semiconductor Corp. (a) (b)	395,609	3,904,661

		10,471,555

Specialty Retail—3.1%
Aeropostale, Inc. (a) (b)	305,200	7,422,464
Chico’s FAS, Inc. (a)	537,400	8,007,260
Limited Brands, Inc. (a)	273,600	8,995,968

		24,425,692

Security Description	Shares/Par Amount	Value

Thrifts & Mortgage Finance—0.1%
BankUnited, Inc. (a)	24,700	$709,137

Total Common Stock (Identified Cost $526,495,639)		743,852,511

Short Term Investments—23.6%

Mutual Funds—18.7%
State Street Navigator Securities Lending Prime Portfolio (c)	146,351,552	146,351,552

Repurchase Agreement—4.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $37,712,010 on 04/01/11, collateralized by $40,440,000 Federal National Mortgage Association due 11/24/20 with a value of $38,468,550.	$37,712,000	37,712,000

Total Short Term Investments (Identified Cost $184,063,552)		184,063,552

Total Investments—118.7% (Identified Cost $710,559,191) (d)		927,916,063
Liabilities in excess of other assets		(145,974,467)

Net Assets—100.0%		$781,941,596

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $142,746,549 and the collateral received consisted of cash in the amount of $146,351,552 and non-cash collateral with a value of $504,225. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $710,559,191. The aggregate unrealized appreciation and depreciation of investments was $219,155,575 and $(1,798,703), respectively, resulting in net unrealized appreciation of $217,356,872 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-166

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$743,852,511	$—	$—	$743,852,511
Short Term Investments
Mutual Funds	146,351,552	—	—	146,351,552
Repurchase Agreement	—	37,712,000	—	37,712,000
Total Short Term Investments	146,351,552	37,712,000	—	184,063,552
Total Investments	$890,204,063	$37,712,000	$—	$927,916,063

*	See Schedule of Investments for additional detailed categorizations.

MSF-167

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—97.2% of Net Assets

Security Description	Shares	Value

Brazil—2.7%
All America Latina Logistica S.A.	89,900	$739,305
BM&F Bovespa S.A.	691,900	5,031,768
Companhia de Bebidas das Americas (ADR)	244,750	6,928,873
Embraer S.A. (ADR)	233,460	7,867,602
Multiplus S.A.	31,000	551,339

		21,118,887

Finland—0.9%
Fortum Oyj	206,435	7,026,916

France—5.5%
LVMH Moet Hennessy Louis Vuitton S.A.	74,981	11,877,077
PPR S.A.	25,690	3,940,587
Société Générale	85,216	5,545,662
Technip S.A.	108,660	11,616,728
Total S.A.	154,028	9,384,640

		42,364,694

Germany—8.2%
Allianz SE	82,246	11,549,618
Bayer AG	93,700	7,261,869
Bayerische Motoren Werke AG	19,013	1,588,609
Linde AG	31,804	5,027,576
SAP AG	240,708	14,780,499
Siemens AG	168,800	23,142,345

		63,350,516

Hong Kong—1.1%
HSBC Holdings plc	783,614	8,226,506

India—1.9%
DLF, Ltd.	99,389	604,720
Infosys Technologies, Ltd.	146,682	10,643,845
Wire & Wireless India, Ltd. (a)	570,457	121,579
Zee Learn, Ltd. (a)	129,073	67,160
Zee Telefilms, Ltd.	1,032,584	2,843,922

		14,281,226

Ireland—1.0%
XL Group plc (USD)	317,370	7,807,302

Israel—0.4%
Teva Pharmaceutical Industries, Ltd. (ADR)	64,600	3,240,982

Italy—1.8%
Lottomatica S.p.A. (b)	110,076	1,986,173
Prysmian S.p.A.	178,960	3,842,950
Tod’s S.p.A.	68,521	8,089,167

		13,918,290

Japan—10.5%
Fanuc, Ltd.	30,400	4,592,407
Hoya Corp. (b)	269,600	6,182,201
KDDI Corp. (b)	1,258	7,759,098
Keyence Corp.	25,000	6,369,098
Kyocera Corp. (b)	43,600	4,440,594
Mitsubishi Tanabe Pharma Corp. (b)	212,000	3,457,775

Security Description	Shares	Value

Japan—(Continued)
Murata Manufacturing Co., Ltd. (b)	138,300	$10,008,663
Nidec Corp. (b)	44,600	3,879,666
Nintendo Co., Ltd. (b)	16,000	4,343,603
Secom Co., Ltd. (b)	92,300	4,284,542
Sony Corp.	339,428	10,818,585
Sumitomo Mitsui Financial Group, Inc. (b)	194,600	6,079,927
The Dai-ichi Life Insurance Co., Ltd. (b)	5,601	8,492,515

		80,708,674

Mexico—3.3%
América Movil S.A.B. de C.V. (ADR)	32,020	1,860,362
Fomento Economico Mexicano S.A.B. de C.V.	1,780,485	10,438,202
Grupo Modelo S.A.B. de C.V.	768,697	4,611,666
Grupo Televisa S.A.B. (ADR)	356,620	8,747,888

		25,658,118

Netherlands—3.3%
EADS NV	366,087	10,678,809
Koninklijke Philips Electronics NV (b)	306,793	9,807,403
TNT NV	195,657	5,030,542

		25,516,754

South Korea—0.5%
Shinsegae Co., Ltd.	16,845	4,004,698

Spain—2.5%
BBVA S.A. (b)	721,262	8,763,900
Inditex S.A.	126,908	10,196,417

		18,960,317

Sweden—6.8%
Assa Abloy AB (Series B)	416,883	11,982,513
Investor AB	364,646	8,850,610
LM Ericsson Telephone Co. (Class B)	2,482,417	31,916,411

		52,749,534

Switzerland—5.0%
Basilea Pharmaceutica, Ltd. (a)	4,857	351,052
Credit Suisse Group AG	388,441	16,553,733
Nestle S.A.	137,710	7,924,193
Roche Holding AG	27,306	3,911,501
UBS AG	557,485	10,035,149

		38,775,628

Taiwan—1.7%
MediaTek, Inc.	404,107	4,641,991
Taiwan Semiconductor Manufacturing Co., Ltd.	3,524,498	8,450,533

		13,092,524

United Kingdom—3.7%
3i Group plc (a)	685,209	3,291,176
Prudential plc	687,312	7,796,326
Unilever plc	296,507	9,046,365
Vodafone Group plc	2,814,141	7,971,226

		28,105,093

MSF-168

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United States—36.4%
3M Co.	103,170	$9,646,395
Adobe Systems, Inc. (a)	283,220	9,391,575
Aetna, Inc.	270,250	10,115,458
Aflac, Inc.	126,520	6,677,726
Allergan, Inc.	27,390	1,945,238
Altera Corp.	387,120	17,041,022
Amgen, Inc. (a)	33,640	1,798,058
Amylin Pharmaceuticals, Inc. (a)	289,030	3,286,271
Automatic Data Processing, Inc.	150,710	7,732,930
Carnival Corp.	291,200	11,170,432
Colgate-Palmolive Co.	125,770	10,157,185
Corning, Inc.	363,940	7,508,082
Dendreon Corp. (a)	54,730	2,048,544
eBay, Inc. (a)	659,030	20,456,291
Emerson Electric Co.	116,890	6,829,883
Fidelity National Financial, Inc.	250,780	3,543,521
Gilead Sciences, Inc. (a)	63,450	2,692,818
Intuit, Inc. (a)	273,520	14,523,912
Juniper Networks, Inc. (a)	353,070	14,857,186
Maxim Integrated Products, Inc.	374,180	9,579,008
McDonald’s Corp.	149,700	11,390,673
Microsoft Corp.	421,590	10,691,522
Pfizer, Inc.	103,650	2,105,132
Regeneron Pharmaceuticals, Inc. (a)	25,460	1,144,172
Shuffle Master, Inc. (a)	166,100	1,773,948
SLM Corp. (a)	337,760	5,167,728
The Goldman Sachs Group, Inc.	50,910	8,067,708
The McGraw-Hill Cos., Inc.	104,980	4,136,212
The Walt Disney Co.	301,340	12,984,741
Theravance, Inc. (a)	150,960	3,656,251
Tiffany & Co.	210,500	12,933,120
Transocean, Ltd. (a)	117,618	9,168,323
Wal-Mart Stores, Inc.	129,590	6,745,160
WellPoint, Inc.	158,800	11,082,652
Zimmer Holdings, Inc. (a)	141,380	8,557,731

		280,606,608

Total Common Stock (Identified Cost $645,381,990)		749,513,267

Preferred Stock—1.3%

Germany—1.3%
Bayerische Motoren Werke AG	185,495	10,527,177

Total Preferred Stock (Identified Cost $6,602,808)		10,527,177

Short Term Investments—7.3%
Security Description	Shares/Par Amount	Value

United States—7.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $8,086,002 on 04/01/11, collateralized by $7,915,000 U.S. Treasury Note due 04/30/17 with a value of $8,249,131.	$8,086,000	$8,086,000
State Street Navigator Securities Lending Prime Portfolio (c)	48,147,164	48,147,164

Total Short Term Investments (Identified Cost $56,233,164)		56,233,164

Total Investments—105.8% (Identified Cost $708,217,962) (d)		816,273,608
Liabilities in excess of other assets		(44,957,515)

Net Assets—100.0%		$771,316,093

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $45,683,816 and the collateral received consisted of cash in the amount of $48,147,164. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $708,203,669. The aggregate unrealized appreciation and depreciation of investments was $138,012,090 and $(29,942,151), respectively, resulting in net unrealized appreciation of $108,069,939 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(USD)—	United States Dollar

Ten Largest Industries as of March 31, 2011	% of Net Assets
Software	7.0%
Semiconductors & Semiconductor Equipment	6.4%
Communications Equipment	6.1%
Insurance	5.9%
Capital Markets	4.9%
Industrial Conglomerates	4.3%
Media	3.7%
Commercial Banks	3.7%
Hotels, Restaurants & Leisure	3.4%
Electronic Equipment, Instruments & Components	3.2%

MSF-169

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$14,796,475	$6,322,412	$—	$21,118,887
Finland	—	7,026,916	—	7,026,916
France	—	42,364,694	—	42,364,694
Germany	—	63,350,516	—	63,350,516
Hong Kong	—	8,226,506	—	8,226,506
India	—	14,281,226	—	14,281,226
Ireland	7,807,302	—	—	7,807,302
Israel	3,240,982	—	—	3,240,982
Italy	—	13,918,290	—	13,918,290
Japan	—	80,708,674	—	80,708,674
Mexico	25,658,118	—	—	25,658,118
Netherlands	—	25,516,754	—	25,516,754
South Korea	—	4,004,698	—	4,004,698
Spain	—	18,960,317	—	18,960,317
Sweden	—	52,749,534	—	52,749,534
Switzerland	—	38,775,628	—	38,775,628
Taiwan	—	13,092,524	—	13,092,524
United Kingdom	—	28,105,093	—	28,105,093
United States	280,606,608	—	—	280,606,608
Total Common Stock	332,109,485	417,403,782	—	749,513,267
Preferred Stock
Germany	—	10,527,177	—	10,527,177
Short Term Investments
United States	48,147,164	8,086,000	—	56,233,164
Total Investments	$380,256,649	$436,016,959	$—	$816,273,608

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2010	$80,391
Transfers Into Level 3	0
Transfers Out of Level 3	(80,391)
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	0
Security Purchases	0
Security Sales	0

Balance as of March 31, 2011	$0

MSF-170

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	20,511	$568,565
AeroVironment, Inc. (a)	8,967	313,576
American Science & Engineering, Inc.	4,769	440,465
Astronics Corp. (a)	5,318	133,854
Ceradyne, Inc. (a)	13,664	615,973
Cubic Corp. (b)	8,470	487,025
Curtiss-Wright Corp.	24,567	863,284
DigitalGlobe, Inc. (a)	14,796	414,732
Ducommun, Inc. (b)	5,852	139,863
Esterline Technologies Corp. (a)	15,964	1,128,974
GenCorp, Inc. (a) (b)	29,383	175,710
GeoEye, Inc. (a) (b)	11,850	492,723
HEICO Corp. (Class B) (b)	15,281	955,368
Hexcel Corp. (a)	50,384	992,061
Kratos Defense & Security Solutions, Inc. (a) (b)	12,536	178,513
Ladish Co., Inc. (a)	8,459	462,284
LMI Aerospace, Inc. (a) (b)	5,223	105,557
Moog, Inc. (a)	25,124	1,153,443
Orbital Sciences Corp. (a)	29,768	563,211
Taser International, Inc. (a)	34,479	140,329
Teledyne Technologies, Inc. (a)	19,156	990,557
Triumph Group, Inc.	8,939	790,654

		12,106,721

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a)	29,240	247,078
Atlas Air Worldwide Holdings, Inc. (a)	13,822	963,670
Forward Air Corp. (b)	15,560	476,603
HUB Group, Inc. (a)	20,000	723,800
Pacer International, Inc. (a) (b)	21,625	113,748
Park-Ohio Holdings Corp. (a)	4,331	89,478

		2,614,377

Airlines—0.6%
AirTran Holdings, Inc. (a)	71,881	535,514
Alaska Air Group, Inc. (a)	19,180	1,216,396
Allegiant Travel Co. (a)	8,227	360,425
Hawaiian Holdings, Inc. (a) (b)	26,730	160,647
JetBlue Airways Corp. (a) (b)	131,143	822,267
Republic Airways Holdings, Inc. (a)	25,789	165,823
Skywest, Inc. (b)	29,720	502,862
US Airways Group, Inc. (a) (b)	90,375	787,166

		4,551,100

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc. (a) (b)	31,349	394,684
Amerigon, Inc. (a) (b)	11,793	180,079
Cooper Tire & Rubber Co. (b)	32,939	848,179
Dana Holding Corp. (a)	73,205	1,273,035
Dorman Products, Inc. (a) (b)	6,387	268,829
Drew Industries, Inc. (a)	11,901	265,749
Exide Technologies (a)	40,883	457,072
Fuel Systems Solutions, Inc. (a) (b)	7,974	240,655
Modine Manufacturing Co. (a)	24,735	399,223
Spartan Motors, Inc. (b)	19,530	133,976
Standard Motor Products, Inc.	9,638	133,293
Stoneridge, Inc. (a)	9,171	134,080

Security Description	Shares	Value

Auto Components—(Continued)
Superior Industries International, Inc.	12,615	$323,449
Tenneco, Inc. (a)	31,602	1,341,505

		6,393,808

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	216,126

Beverages—0.1%
Boston Beer Co., Inc. (a)	4,732	438,278
Coca-Cola Bottling Co. Consolidated (b)	2,376	158,812
Heckmann Corp. (a) (b)	48,191	315,651
National Beverage Corp. (b)	7,440	102,151

		1,014,892

Biotechnology—3.0%
Acorda Therapeutics, Inc. (a)	20,142	467,294
Affymax, Inc. (a)	12,160	71,379
Alkermes, Inc. (a)	54,327	703,535
Allos Therapeutics, Inc. (a)	41,085	130,239
Alnylam Pharmaceuticals, Inc. (a) (b)	19,999	191,390
AMAG Pharmaceuticals, Inc. (a) (b)	11,699	195,373
Arena Pharmaceuticals, Inc. (a) (b)	57,841	80,399
Ariad Pharmaceuticals, Inc. (a)	69,369	521,655
Arqule, Inc. (a) (b)	24,595	176,100
Array Biopharma, Inc. (a) (b)	29,351	89,814
AVEO Pharmaceuticals, Inc. (a)	5,370	71,904
AVI BioPharma, Inc. (a) (b)	58,628	109,634
Biosante Pharmaceuticals, Inc. (a) (b)	48,793	96,610
Biotime, Inc. (a) (b)	12,390	92,306
Celera Corp. (a)	44,957	364,601
Cepheid, Inc. (a) (b)	31,839	892,129
Chelsea Therapeutics International, Inc. (a)	27,865	108,674
Clinical Data, Inc. (a) (b)	6,714	203,434
Cubist Pharmaceuticals, Inc. (a)	33,282	840,038
Curis, Inc. (a) (b)	44,220	143,715
Cytori Therapeutics, Inc. (a) (b)	29,419	230,351
Dyax Corp. (a) (b)	51,208	82,445
Dynavax Technologies Corp. (a) (b)	54,491	150,395
Emergent Biosolutions, Inc. (a)	11,134	268,997
Enzon Pharmaceuticals, Inc. (a)	26,808	292,207
Exact Sciences Corp. (a)	26,440	194,598
Exelixis, Inc. (a) (b)	67,947	767,801
Genomic Health, Inc. (a) (b)	7,360	181,056
Geron Corp. (a) (b)	65,936	332,977
Halozyme Therapeutics, Inc. (a) (b)	42,185	283,061
Immunogen, Inc. (a) (b)	37,463	339,789
Immunomedics, Inc. (a) (b)	39,907	152,445
Incyte Corp. (a) (b)	47,645	755,173
Inhibitex, Inc. (a)	29,747	107,684
InterMune, Inc. (a)	25,770	1,216,086
Ironwood Pharmaceuticals, Inc. (a)	11,073	155,022
Isis Pharmaceuticals, Inc. (a) (b)	53,285	481,696
Keryx Biopharmaceuticals, Inc. (a)	28,382	141,910
Lexicon Pharmaceuticals, Inc. (a) (b)	132,395	222,424
Ligand Pharmaceuticals, Inc. (a) (b)	10,985	109,850
MannKind Corp. (a) (b)	36,461	133,083
Maxygen, Inc. (a)	18,784	97,677
Medivation, Inc. (a)	17,516	326,498

MSF-171

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Metabolix, Inc. (a) (b)	14,556	$152,984
Micromet, Inc. (a) (b)	48,694	273,173
Momenta Pharmaceuticals, Inc. (a) (b)	23,710	375,804
Nabi Biopharmaceuticals (a)	20,843	121,098
Neurocrine Biosciences, Inc. (a)	28,871	219,131
Novavax, Inc. (a)	51,018	132,137
NPS Pharmaceuticals, Inc. (a)	34,223	327,514
Omeros Corp. (a)	11,453	91,624
Onyx Pharmaceuticals, Inc. (a)	33,365	1,173,781
Opko Health, Inc. (a)	49,315	183,945
PDL BioPharma, Inc. (b)	75,107	435,621
Peregrine Pharmaceuticals, Inc. (a) (b)	38,510	90,884
Pharmacyclics, Inc. (a)	20,649	121,623
Pharmasset, Inc. (a)	17,284	1,360,424
Progenics Pharmaceuticals, Inc. (a) (b)	12,976	80,192
Rigel Pharmaceuticals, Inc. (a) (b)	28,365	201,675
Sangamo Biosciences, Inc. (a) (b)	24,849	206,992
Savient Pharmaceuticals, Inc. (a)	35,468	375,961
Sciclone Pharmaceuticals, Inc. (a)	21,822	88,161
Seattle Genetics, Inc. (a) (b)	50,527	786,705
SIGA Technologies, Inc. (a) (b)	18,651	225,677
Spectrum Pharmaceuticals, Inc. (a) (b)	27,557	244,982
Targacept, Inc. (a)	12,928	343,756
Theravance, Inc. (a)	34,091	825,684
Vanda Pharmaceuticals, Inc. (a) (b)	15,676	114,278
Vical, Inc. (a)	40,691	120,445
Zalicus, Inc. (a) (b)	40,394	97,753
Ziopharm Oncology, Inc. (a) (b)	33,535	209,594

		21,555,046

Building Products—0.6%
A.O. Smith Corp.	19,477	863,610
AAON, Inc. (b)	6,828	224,641
American Woodmark Corp.	5,366	112,042
Ameron International Corp. (b)	5,201	362,978
Apogee Enterprises, Inc.	13,569	178,975
Gibraltar Industries, Inc. (a) (b)	14,856	177,232
Griffon Corp. (a)	24,495	321,620
Insteel Industries, Inc. (b)	9,958	140,806
NCI Building Systems, Inc. (a)	10,596	134,251
Quanex Building Products Corp.	20,789	408,088
Simpson Manufacturing Co., Inc.	20,915	616,156
Trex Co., Inc. (a) (b)	8,855	288,850
Universal Forest Products, Inc.	10,498	384,752

		4,214,001

Capital Markets—2.2%
American Capital, Ltd. (a)	180,124	1,783,228
Apollo Investment Corp.	103,707	1,250,706
Arlington Asset Investment Corp.	3,810	115,976
Artio Global Investors, Inc. (b)	15,576	251,708
BGC Partners, Inc. (b)	28,307	262,972
BlackRock Kelso Capital Corp. (b)	38,057	385,517
Calamos Asset Management, Inc. (b)	11,175	185,393
Capital Southwest Corp.	1,383	126,586
Cohen & Steers, Inc. (b)	9,693	287,688
Cowen Group, Inc. (a)	20,306	81,427
Diamond Hill Investment Group, Inc. (a) (b)	1,546	123,680

Security Description	Shares	Value

Capital Markets—(Continued)
Duff & Phelps Corp. (b)	14,889	$237,926
Epoch Holding Corp. (b)	7,781	122,784
Evercore Partners, Inc. (b)	8,247	282,790
FBR Capital Markets Corp. (a)	29,104	104,192
Fifth Street Finance Corp. (b)	35,987	480,426
Financial Engines, Inc. (a)	7,162	197,385
FXCM, Inc.	12,607	164,269
GAMCO Investors, Inc. (b)	3,845	178,254
GFI Group, Inc.	37,777	189,641
Gladstone Capital Corp. (b)	12,173	137,677
Gladstone Investment Corp.	14,338	111,263
Harris & Harris Group, Inc. (a)	16,079	86,505
Hercules Technology Growth Capital, Inc. (b)	23,775	261,525
HFF, Inc. (a)	10,855	163,259
International FCStone, Inc. (a) (b)	7,668	194,921
Investment Technology Group, Inc. (a)	23,464	426,810
Kayne Anderson Energy Development Co.	6,111	119,531
KBW, Inc. (a) (b)	19,039	498,631
Knight Capital Group, Inc. (a)	54,243	726,856
LaBranche & Co., Inc. (a)	21,635	85,026
Main Street Capital Corp. (b)	10,533	194,334
MCG Capital Corp. (a)	47,755	310,408
MF Global Holdings, Ltd. (a) (b)	61,397	508,367
MVC Capital, Inc.	13,488	185,055
NGP Capital Resources Co. (b)	13,570	130,815
Oppenheimer Holdings, Inc. (b)	5,749	192,649
optionsXpress Holdings, Inc. (a) (b)	23,378	428,051
PennantPark Investment Corp. (b)	24,137	287,713
Piper Jaffray Cos. (a) (b)	8,439	349,628
Prospect Capital Corp. (b)	47,580	580,952
Safeguard Scientifics, Inc. (a) (b)	11,857	241,290
Sanders Morris Harris Group, Inc. (b)	12,429	99,556
Solar Senior Capital, Ltd. (a)	4,714	87,822
Stifel Financial Corp. (a)	18,314	1,314,762
SWS Group, Inc. (b)	16,722	101,503
TICC Capital Corp. (b)	17,497	190,192
TradeStation Group, Inc. (a) (b)	19,835	139,242
Triangle Capital Corp.	10,249	185,097
Virtus Investment Partners, Inc. (a)	2,869	169,042
Westwood Holdings Group, Inc. (b)	3,352	134,918

		15,455,948

Chemicals—2.5%
A. Schulman, Inc.	16,210	400,711
American Vanguard Corp. (b)	8,773	76,150
Arch Chemicals, Inc.	12,207	507,689
Balchem Corp. (b)	15,297	573,944
Calgon Carbon Corp. (a) (b)	30,355	482,037
Ferro Corp. (a)	46,359	769,096
Georgia Gulf Corp. (a)	18,309	677,433
H.B. Fuller Co.	25,868	555,645
Hawkins, Inc. (b)	4,778	196,280
Innophos Holdings, Inc. (b)	11,603	535,014
Koppers Holdings, Inc. (b)	11,124	474,995
Kraton Performance Polymers, Inc. (a)	6,503	248,740
Landec Corp. (a) (b)	16,296	105,924
LSB Industries, Inc. (a) (b)	9,338	370,158
Minerals Technologies, Inc.	10,111	692,806
NewMarket Corp.	5,136	812,618

MSF-172

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Olin Corp.	41,593	$953,312
OM Group, Inc. (a)	16,641	608,062
Omnova Solutions, Inc. (a) (b)	24,497	192,791
PolyOne Corp. (a)	49,970	710,074
Quaker Chemical Corp.	6,173	247,969
Rockwood Holdings, Inc. (a)	27,978	1,377,077
Senomyx, Inc. (a) (b)	21,884	132,179
Sensient Technologies Corp. (b)	26,602	953,416
Solutia, Inc. (a)	65,025	1,651,635
Spartech Corp. (a)	18,201	131,957
Stepan Co. (b)	4,048	293,480
STR Holdings, Inc. (a) (b)	15,387	295,123
TPC Group, Inc. (a)	4,914	141,867
W.R. Grace & Co. (a)	38,802	1,485,729
Westlake Chemical Corp. (b)	10,662	599,204
Zep, Inc.	10,985	191,249
Zoltek Cos., Inc. (a)	15,344	206,070

		17,650,434

Commercial Banks—5.1%
1st Source Corp. (b)	8,143	163,186
1st United Bancorp, Inc. (a) (b)	12,209	85,707
Alliance Financial Corp.	2,584	86,176
Ameris Bancorp	13,498	137,140
Ames National Corp. (b)	4,449	84,976
Arrow Financial Corp. (b)	5,223	129,217
Bancfirst Corp. (b)	4,227	180,408
Banco Latinoamericano de Exportaciones S.A.	13,911	242,886
Bancorp, Inc. (a)	12,237	112,948
Bank of Marin Bancorp	3,199	119,387
Bank of the Ozarks, Inc.	7,390	323,017
Boston Private Financial Holdings, Inc. (b)	40,232	284,440
Bridge Bancorp, Inc.	3,797	84,939
Bryn Mawr Bank Corp.	4,797	98,674
Camden National Corp. (b)	3,953	135,351
Capital City Bank Group, Inc.	7,854	99,589
Cardinal Financial Corp. (b)	17,067	199,001
Cathay General Bancorp	41,687	710,763
Center Financial Corp. (a)	19,666	144,348
Centerstate Banks, Inc. (b)	11,072	77,504
Chemical Financial Corp. (b)	13,525	269,553
Citizens & Northern Corp.	6,716	112,896
Citizens Republic Bancorp, Inc. (a)	225,701	200,851
City Holding Co. (b)	8,871	313,679
CNB Financial Corp.	6,782	98,407
CoBiz Financial, Inc. (b)	17,832	123,932
Columbia Banking System, Inc. (b)	21,597	414,014
Community Bank System, Inc. (b)	17,937	435,331
Community Trust Bancorp, Inc. (b)	7,420	205,311
CVB Financial Corp. (b)	47,878	445,744
Danvers Bancorp, Inc.	10,264	219,855
Eagle Bancorp, Inc. (a)	9,117	128,094
Enterprise Financial Services Corp.	6,930	97,505
Financial Institutions, Inc. (b)	6,461	113,068
First Bancorp (b)	8,242	109,289
First Busey Corp.	42,355	215,163
First Commonwealth Financial Corp. (b)	56,357	386,045
First Community Bancshares, Inc. (b)	8,470	120,105
First Financial Bancorp	30,745	513,134

Security Description	Shares	Value

Commercial Banks—(Continued)
First Financial Bankshares, Inc. (b)	11,149	$572,724
First Financial Corp.	6,038	200,703
First Interstate Bancsystem, Inc.	6,876	93,514
First Merchants Corp. (b)	14,938	123,537
First Midwest Bancorp, Inc.	41,102	484,593
FirstMerit Corp.	57,420	979,585
FNB Corp. (b)	65,016	685,269
German American Bancorp, Inc.	6,759	116,187
Glacier Bancorp, Inc. (b)	38,230	575,362
Great Southern Bancorp, Inc.	6,069	130,180
Hancock Holding Co. (b)	18,781	616,768
Heartland Financial USA, Inc.	7,703	130,951
Heritage Financial Corp. (a)	10,314	146,149
Home Bancshares, Inc. (b)	11,883	270,338
Hudson Valley Holding Corp.	7,172	157,784
Iberiabank Corp. (b)	14,275	858,356
Independent Bank Corp. (b)	11,835	319,663
International Bancshares Corp.	28,704	526,431
Investors Bancorp, Inc. (a) (b)	25,837	384,713
Lakeland Bancorp, Inc. (b)	13,253	137,566
Lakeland Financial Corp. (b)	9,208	208,837
MainSource Financial Group, Inc. (b)	12,295	123,073
MB Financial, Inc. (b)	28,968	607,169
Metro Bancorp, Inc. (a)	7,532	93,020
Nara Bancorp, Inc. (a)	19,022	182,992
National Bankshares, Inc.	4,218	121,900
National Penn Bancshares, Inc. (b)	67,536	522,729
NBT Bancorp, Inc. (b)	18,672	425,535
Northfield Bancorp, Inc. (b)	10,092	139,270
Old National Bancorp	50,541	541,800
OmniAmerican Bancorp, Inc. (a) (b)	7,185	113,810
Oriental Financial Group, Inc.	24,751	310,625
Orrstown Financial Services, Inc.	3,094	86,632
Pacific Continental Corp.	10,841	110,470
PacWest Bancorp (b)	15,528	337,734
Park National Corp. (b)	6,718	448,897
Penns Woods Bancorp, Inc.	2,416	94,055
Pinnacle Financial Partners, Inc. (a) (b)	18,820	311,283
PrivateBancorp, Inc. (b)	27,984	427,875
Prosperity Bancshares, Inc.	25,017	1,069,977
Renasant Corp.	12,711	215,833
Republic Bancorp, Inc. (Class A)	5,421	105,601
S&T Bancorp, Inc. (b)	13,465	290,440
S.Y. Bancorp, Inc. (b)	7,089	178,359
Sandy Spring Bancorp, Inc. (b)	13,670	252,348
SCBT Financial Corp. (b)	7,106	236,488
Signature Bank (a)	21,858	1,232,791
Simmons First National Corp. (b)	10,899	295,254
Southside Bancshares, Inc. (b)	10,815	231,441
Southwest Bancorp, Inc. (b)	11,006	156,175
State Bancorp, Inc. (b)	10,603	110,165
StellarOne Corp. (b)	12,984	184,373
Sterling Bancorp	17,221	172,382
Sterling Bancshares, Inc.	53,803	463,244
Suffolk Bancorp (b)	5,523	115,873
Susquehanna Bancshares, Inc. (b)	68,574	641,167
SVB Financial Group (a)	22,336	1,271,588
Texas Capital Bancshares, Inc. (a) (b)	19,435	505,116
The First of Long Island Corp. (b)	3,358	93,185

MSF-173

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Tompkins Financial Corp. (b)	3,788	$157,391
Tower Bancorp, Inc.	4,238	94,465
TowneBank (b)	11,846	185,508
TriCo Bancshares (b)	8,062	131,491
Trustmark Corp. (b)	34,161	800,051
UMB Financial Corp. (b)	16,960	633,541
Umpqua Holdings Corp.	60,457	691,628
Union First Market Bankshares Corp.	9,844	110,745
United Bankshares, Inc.	21,190	561,959
United Community Banks, Inc. (a)	50,532	117,740
Univest Corp. of Pennsylvania (b)	9,559	169,385
Washington Banking Co.	9,167	129,255
Washington Trust Bancorp, Inc. (b)	7,713	183,107
Webster Finanical Corp.	38,104	816,569
WesBanco, Inc.	12,861	266,351
West Coast Bancorp (a)	51,462	178,573
Westamerica Bancorp (b)	15,734	808,256
Western Alliance Bancorp (a)	41,013	337,127
Whitney Holding Corp.	51,824	705,843
Wintrust Financial Corp.	18,190	668,482

		36,308,979

Commercial Services & Supplies—2.3%
ABM Industries, Inc. (b)	27,975	710,285
ACCO Brands Corp. (a) (b)	29,639	282,756
American Reprographics Co. (a)	21,042	217,785
APAC Customer Services, Inc. (a) (b)	16,478	99,033
Casella Waste Systems, Inc. (a)	14,812	106,202
Cenveo, Inc. (a)	29,691	193,882
Clean Harbors, Inc. (a)	12,345	1,217,958
Consolidated Graphics, Inc. (a)	5,130	280,252
Courier Corp. (b)	6,154	85,910
Deluxe Corp.	27,650	733,831
EnergySolutions, Inc.	43,403	258,682
EnerNOC, Inc. (a) (b)	10,593	202,432
Ennis, Inc. (b)	14,123	240,515
Fuel Tech, Inc. (a)	10,091	89,810
G&K Services, Inc. (b)	10,384	345,268
Healthcare Services Group, Inc.	35,527	624,565
Herman Miller, Inc.	30,530	839,270
Higher One Holdings, Inc. (a) (b)	5,761	83,246
HNI Corp.	24,237	764,920
Innerworkings, Inc. (a) (b)	12,474	92,058
Interface, Inc.	27,334	505,406
Kimball International, Inc. (Class B) (b)	18,813	131,691
Knoll, Inc. (b)	25,885	542,550
M&F Worldwide Corp. (a)	6,079	152,704
McGrath Rentcorp	13,375	364,736
Metalico, Inc. (a)	16,397	101,989
Mine Safety Appliances Co. (b)	14,087	516,570
Mobile Mini, Inc. (a) (b)	19,466	467,573
Multi-Color Corp. (b)	6,895	139,348
Rollins, Inc.	34,359	697,488
Schawk, Inc. (b)	6,937	134,855
Standard Parking Corp. (a)	8,683	154,210
Steelcase, Inc.	41,383	470,939
SYKES Enterprises, Inc. (a)	22,444	443,718
Team, Inc. (a) (b)	11,767	309,001
Tetra Tech, Inc. (a) (c)	33,211	819,980

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
The Brink’s Co.	25,861	$856,258
The GEO Group, Inc. (a)	31,775	814,711
U.S. Ecology, Inc.	10,910	190,161
United Stationers, Inc.	13,083	929,547
Viad Corp.	11,786	282,157

		16,494,252

Communications Equipment—3.0%
Acme Packet, Inc. (a)	25,052	1,777,690
ADTRAN, Inc.	33,213	1,410,224
Anaren, Inc. (a)	8,343	167,694
Arris Group, Inc. (a)	65,339	832,419
Aruba Networks, Inc. (a)	40,942	1,385,477
Aviat Networks, Inc. (a) (b)	31,258	161,604
Bel Fuse, Inc. (Class B)	6,585	144,936
Black Box Corp.	9,812	344,892
Blue Coat Systems, Inc. (a) (b)	22,793	641,851
Calix, Inc. (a)	6,163	125,170
Comtech Telecommunications Corp. (a)	13,094	355,895
DG FastChannel, Inc. (a) (b)	13,643	439,577
Digi International, Inc. (a) (b)	14,316	151,177
EMS Technologies, Inc. (a)	8,800	172,964
Emulex Corp. (a)	45,893	489,678
Extreme Networks (a) (b)	50,140	175,490
Finisar Corp. (a)	47,662	1,172,485
Globecomm Systems, Inc. (a)	14,070	173,483
Harmonic, Inc. (a)	59,191	555,212
Hughes Communications, Inc. (a) (b)	5,195	309,986
Infinera Corp. (a) (b)	45,743	383,784
InterDigital, Inc. (a) (b) (c)	23,128	1,103,437
Ixia (a)	17,936	284,824
KVH Industries, Inc. (a) (b)	8,413	127,205
Loral Space & Communications, Inc. (a) (b)	5,792	449,170
Netgear, Inc. (a)	18,973	615,484
Oclaro, Inc. (a)	26,529	305,349
Oplink Communications, Inc. (a)	10,830	211,077
PC-Tel, Inc. (a)	10,963	84,086
Plantronics, Inc.	25,616	938,058
Powerwave Technologies, Inc. (a)	90,857	409,765
Riverbed Technology, Inc. (a)	71,356	2,686,553
SeaChange International, Inc. (a) (b)	15,237	144,751
ShoreTel, Inc. (a) (b)	25,559	210,351
Sonus Networks, Inc. (a) (b)	115,150	432,964
Sycamore Networks, Inc. (a)	9,730	237,704
Symmetricom, Inc. (a)	25,522	156,450
Tekelec (a) (b)	40,575	329,469
UTStarcom, Inc. (a)	53,927	126,728
ViaSat, Inc. (a)	17,834	710,506

		20,935,619

Computers & Peripherals—0.6%
Avid Technology, Inc. (a) (b)	15,838	353,187
Cray, Inc. (a) (b)	19,023	122,698
Electronics for Imaging, Inc. (a) (b)	24,822	365,132
Hypercom Corp. (a)	25,167	302,759
Imation Corp. (a)	16,653	185,515
Immersion Corp. (a) (b)	16,446	125,648
Intermec, Inc. (a)	26,299	283,766

MSF-174

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Intevac, Inc. (a)	10,996	$136,680
Novatel Wireless, Inc. (a) (b)	18,653	101,845
Quantum Corp. (a)	116,840	294,437
Rimage Corp. (a) (b)	6,182	99,839
Silicon Graphics International Corp. (a)	18,071	386,719
STEC, Inc. (a) (b)	21,917	440,313
Stratasys, Inc. (a)	10,894	512,018
Super Micro Computer, Inc. (a) (b)	12,145	194,806
Synaptics, Inc. (a) (b)	18,012	486,684
Xyratex, Ltd. (a)	16,304	182,279

		4,574,325

Construction & Engineering—0.8%
Comfort Systems USA, Inc.	21,659	304,742
Dycom Industries, Inc. (a)	18,140	314,548
EMCOR Group, Inc. (a)	35,595	1,102,377
Furmanite Corp. (a) (b)	21,557	172,456
Granite Construction, Inc. (b)	17,790	499,899
Great Lakes Dredge & Dock Corp.	32,033	244,412
Insituform Technologies, Inc. (a) (b)	20,173	539,628
Layne Christensen Co. (a) (b)	10,438	360,111
MasTec, Inc. (a) (b)	29,193	607,214
Michael Baker Corp. (b)	4,638	134,827
MYR Group, Inc. (a)	10,138	242,501
Northwest Pipe Co. (a) (b)	4,794	109,926
Orion Marine Group, Inc. (a) (b)	14,575	156,535
Pike Electric Corp. (a)	9,045	86,108
Primoris Services Corp.	11,525	116,864
Sterling Construction Co., Inc. (a) (b)	8,227	138,872
Tutor Perini Corp. (a)	15,024	365,985

		5,497,005

Construction Materials—0.1%
Headwaters, Inc. (a) (b)	34,324	202,511
Texas Industries, Inc.	11,251	508,883

		711,394

Consumer Finance—0.6%
Advance America Cash Advance Centers, Inc.	30,441	161,337
Cardtronics, Inc. (a)	14,720	299,552
Cash America International, Inc.	15,693	722,663
Credit Acceptance Corp. (a)	3,046	216,144
Dollar Financial Corp. (a)	20,485	425,064
Ezcorp., Inc. (a)	24,505	769,212
First Cash Financial Services, Inc. (a)	16,253	627,366
Imperial Holdings, Inc. (a)	10,183	103,357
Nelnet, Inc.	14,274	311,601
Netspend Holdings, Inc. (a) (b)	16,359	172,097
World Acceptance Corp. (a)	8,757	570,956

		4,379,349

Containers & Packaging—0.5%
Boise, Inc. (a)	38,268	350,535
Graham Packaging Co., Inc. (a)	9,676	168,653
Graphic Packaging Holding Co. (a) (b)	57,446	311,357
Myers Industries, Inc.	18,780	186,485
Rock-Tenn Co. (b)	20,879	1,447,959

Security Description	Shares	Value

Containers & Packaging—(Continued)
Silgan Holdings, Inc. (b)	26,215	$999,840

		3,464,829

Distributors—0.0%
Audiovox Corp. (a)	10,543	84,344
Core-Mark Holding Co., Inc. (a) (b)	5,639	186,369

		270,713

Diversified Consumer Services—1.0%
American Public Education, Inc. (a) (b)	9,943	402,194
Bridgepoint Education, Inc. (a) (b)	10,625	181,688
Capella Education Co. (a) (b)	9,020	449,106
Coinstar, Inc. (a) (b)	16,796	771,272
Corinthian Colleges, Inc. (a) (b)	47,588	210,339
Grand Canyon Education, Inc. (a) (b)	16,799	243,586
K12, Inc. (a) (b)	13,883	467,857
Lincoln Educational Services Corp. (a)	9,079	144,265
Mac-Gray Corp. (b)	7,254	117,007
Matthews International Corp.	16,648	641,780
Pre-Paid Legal Services, Inc. (a)	4,154	274,164
Regis Corp. (b)	30,707	544,742
Sotheby’s	36,034	1,895,389
Steiner Leisure, Ltd. (a)	8,240	381,182
Stewart Enterprises, Inc. (b)	47,112	359,936
Universal Technical Institute, Inc. (a)	11,178	217,412

		7,301,919

Diversified Financial Services—0.4%
Compass Diversified Holdings	19,657	289,744
Encore Capital Group, Inc. (a)	6,785	160,737
MarketAxess Holdings, Inc.	13,924	336,961
NewStar Financial, Inc. (a)	17,323	189,167
PHH Corp. (a) (b)	30,324	660,153
Pico Holdings, Inc. (a) (b)	12,147	365,139
Portfolio Recovery Associates, Inc. (a)	9,087	773,576

		2,775,477

Diversified Telecommunication Services—0.6%
AboveNet, Inc. (a)	12,084	783,768
Alaska Communication Systems Group, Inc. (b)	28,837	307,114
Atlantic Tele-Network, Inc. (b)	4,754	176,801
Cbeyond, Inc. (a) (b)	13,419	156,600
Cincinnati Bell, Inc. (a) (b)	111,219	298,067
Cogent Communications Group, Inc. (a) (b)	24,794	353,810
Consolidated Communications Holdings, Inc. (b)	12,857	240,812
General Communication, Inc. (a)	20,236	221,382
Global Crossing, Ltd. (a) (b)	16,822	234,162
IDT Corp. (a)	7,605	204,955
Iridium Communications, Inc. (a) (b)	18,851	150,243
Neutral Tandem, Inc. (a) (b)	17,795	262,476
PAETEC Holding Corp. (a) (b)	65,390	218,403
Premiere Global Services, Inc. (a)	33,133	252,473
Vonage Holdings Corp. (a)	56,336	256,892

		4,117,958

Electric Utilities—1.1%
Allete, Inc.	16,583	646,239

MSF-175

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Central Vermont Public Service Corp.	6,872	$160,049
Cleco Corp.	32,357	1,109,522
El Paso Electric Co.	23,445	712,728
IDACORP, Inc.	24,978	951,662
MGE Energy, Inc. (b)	12,573	509,081
PNM Resources, Inc.	46,156	688,647
Portland General Electric Co.	40,140	954,128
The Empire District Electric Co.	21,114	460,074
UIL Holdings Corp.	26,643	813,144
Unisource Energy Corp.	18,969	685,350
Unitil Corp. (b)	6,123	144,258

		7,834,882

Electrical Equipment—1.6%
A123 Systems, Inc. (a) (b)	39,081	248,164
Acuity Brands, Inc.	23,325	1,364,279
American Superconductor Corp. (a) (b)	26,590	661,293
AZZ, Inc. (b)	6,663	303,833
Belden, Inc.	25,132	943,707
Brady Corp.	26,265	937,398
Capstone Turbine Corp. (a) (b)	131,034	237,172
Encore Wire Corp. (b)	10,441	254,134
Ener1, Inc. (a) (b)	33,469	99,068
EnerSys (a)	25,879	1,028,690
Franklin Electric Co., Inc.	12,236	565,303
FuelCell Energy, Inc. (a) (b)	53,609	114,723
Generac Holdings, Inc. (a)	10,630	215,683
GrafTech International, Ltd. (a)	63,396	1,307,859
II-VI, Inc. (a)	13,651	679,137
LaBarge, Inc. (a)	6,854	121,316
Polypore International, Inc. (a)	11,746	676,335
Powell Industries, Inc. (a)	4,404	173,694
PowerSecure International, Inc. (a)	10,285	88,451
Preformed Line Products Co. (b)	1,221	84,457
Satcon Technology Corp. (a) (b)	61,565	237,641
Vicor Corp. (a) (b)	10,377	171,117
Woodward Governor Co.	32,367	1,118,603

		11,632,057

Electronic Equipment, Instruments & Components—2.5%
Anixter International, Inc. (a)	14,876	1,039,684
Benchmark Electronics, Inc. (a)	34,662	657,538
Brightpoint, Inc. (a)	38,434	416,624
Checkpoint Systems, Inc. (a)	21,005	472,192
Cognex Corp.	21,274	600,990
Coherent, Inc. (a)	13,542	786,926
CTS Corp.	18,070	195,156
Daktronics, Inc. (b)	18,513	199,015
DTS, Inc. (a)	9,298	433,566
Echelon Corp. (a)	16,807	170,255
Electro Rent Corp. (b)	9,062	155,685
Electro Scientific Industries, Inc. (a)	15,327	266,077
Fabrinet (a)	5,699	114,892
FARO Technologies, Inc. (a)	8,551	342,040
Gerber Scientific, Inc. (a)	14,024	131,265
Insight Enterprises, Inc. (a) (c)	25,231	429,684
IPG Photonics Corp. (a)	14,023	808,847
L-1 Identity Solutions, Inc. (a)	39,842	469,339
Littelfuse, Inc. (a)	11,987	684,458

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Maxwell Technologies, Inc. (a)	14,377	$248,291
Measurement Specialties, Inc. (a)	8,286	282,221
Mercury Computer Systems, Inc. (a)	15,581	329,694
Methode Electronics, Inc.	20,336	245,659
MTS Systems Corp.	8,022	365,402
Multi-Fineline Electronix, Inc. (a)	5,936	167,514
Newport Corp. (a)	20,202	360,202
OSI Systems, Inc. (a)	9,933	372,785
Park Electrochemical Corp.	10,569	340,850
Plexus Corp. (a) (c)	21,535	755,017
Power-One, Inc. (a) (b)	37,411	327,346
Pulse Electronics Corp.	23,824	144,135
RadiSys Corp. (a)	14,648	126,852
Richardson Electronics, Ltd.	8,010	105,572
Rofin-Sinar Technologies, Inc. (a)	15,227	601,466
Rogers Corp. (a)	8,965	403,963
Sanmina-SCI Corp. (a)	42,537	476,840
Scansource, Inc. (a)	14,516	551,463
SMART Modular Technologies (WWH), Inc. (a) (b)	28,440	220,979
Spectrum Control, Inc. (b)	7,518	147,954
SYNNEX Corp. (a) (b)	12,144	397,473
TTM Technologies, Inc. (a)	43,645	792,593
Universal Display Corp. (a) (b)	18,925	1,041,632
X-Rite, Inc. (a) (b)	18,831	89,447
Zygo Corp. (a)	8,667	126,711

		17,396,294

Energy Equipment & Services—2.3%
Basic Energy Services, Inc. (a)	13,899	354,564
Bristow Group, Inc. (a)	19,244	910,241
Cal Dive International, Inc. (a)	50,687	353,795
CARBO Ceramics, Inc.	10,031	1,415,575
Complete Production Services, Inc. (a)	41,638	1,324,505
Dawson Geophysical Co. (a) (b)	5,124	224,841
Dril-Quip, Inc. (a)	18,160	1,435,185
Global Industries, Ltd. (a)	57,999	567,810
Gulf Island Fabrication, Inc.	7,812	251,312
Gulfmark Offshore, Inc. (a) (b)	12,746	567,324
Helix Energy Solutions Group, Inc. (a)	55,982	962,890
Hercules Offshore, Inc. (a)	64,791	428,269
Hornbeck Offshore Services, Inc. (a) (b)	13,379	412,742
ION Geophysical Corp. (a) (b)	68,572	870,179
Key Energy Services, Inc. (a)	66,057	1,027,186
Lufkin Industries, Inc.	15,658	1,463,553
Matrix Service Co. (a)	14,196	197,324
Natural Gas Services Group, Inc. (a)	6,643	117,980
Newpark Resources, Inc. (a)	49,796	391,397
OYO Geospace Corp. (a) (b)	1,902	187,499
Parker Drilling Co. (a)	67,607	467,164
PHI, Inc. (a) (b)	7,440	164,573
Pioneer Drilling Co. (a)	27,178	375,056
RPC, Inc. (b)	23,521	595,552
Tesco Corp. (a) (b)	16,366	359,234
Tetra Technologies, Inc. (a)	39,068	601,647
Union Drilling, Inc. (a)	8,530	87,433
Vantage Drilling Co. (a) (b)	106,150	191,070
Willbros Group, Inc. (a)	25,879	282,599

		16,588,499

MSF-176

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc.	20,162	$786,318
Ingles Markets, Inc. (b)	7,334	145,287
Nash Finch Co. (b)	6,720	254,957
Pricesmart, Inc. (b)	8,493	311,184
Rite Aid Corp. (a)	301,244	319,319
Ruddick Corp.	23,722	915,432
Spartan Stores, Inc.	11,884	175,764
The Andersons, Inc.	10,396	506,493
The Fresh Market, Inc. (a)	8,185	308,902
The Pantry, Inc. (a)	12,441	184,500
United Natural Foods, Inc. (a)	25,510	1,143,358
Village Super Market, Inc.	3,450	100,395
Weis Markets, Inc. (b)	6,205	251,054
Winn-Dixie Stores, Inc. (a) (b)	30,224	215,799

		5,618,762

Food Products—1.2%
B&G Foods, Inc.	26,426	496,016
Cal-Maine Foods, Inc. (b)	7,468	220,306
Calavo Growers, Inc.	6,124	133,809
Chiquita Brands International, Inc. (a) (b)	24,259	372,133
Darling International, Inc. (a)	57,083	877,366
Diamond Foods, Inc.	11,994	669,265
Dole Food Co., Inc. (a) (b)	20,253	276,048
Fresh Del Monte Produce, Inc. (a) (b)	18,596	485,542
Imperial Sugar Co.	7,424	99,036
J&J Snack Foods Corp.	7,928	373,171
Lancaster Colony Corp. (b)	10,171	616,363
Limoneira Co. (b)	4,538	107,551
Pilgrim’s Pride Corp. (a)	26,640	205,394
Sanderson Farms, Inc. (b)	11,689	536,759
Seneca Foods Corp. (a) (b)	4,612	137,760
Smart Balance, Inc. (a) (b)	35,186	161,504
Snyders-Lance, Inc.	13,979	277,483
Synutra International, Inc. (a) (b)	10,851	124,787
The Hain Celestial Group, Inc. (a) (b)	23,348	753,674
Tootsie Roll Industries, Inc. (b)	13,360	378,893
TreeHouse Foods, Inc. (a) (b)	18,597	1,057,611

		8,360,471

Gas Utilities—1.1%
Chesapeake Utilities Corp. (b)	4,668	194,282
New Jersey Resources Corp. (b)	21,933	942,022
Nicor, Inc. (b)	23,911	1,284,021
Northwest Natural Gas Co.	14,144	652,463
Piedmont Natural Gas Co. (b)	37,459	1,136,880
South Jersey Industries, Inc. (b)	15,904	890,147
Southwest Gas Corp.	23,934	932,708
The Laclede Group, Inc.	12,170	463,677
WGL Holdings, Inc.	26,917	1,049,763

		7,545,963

Health Care Equipment & Supplies—3.0%
Abaxis, Inc. (a) (b)	12,234	352,829
ABIOMED, Inc. (a)	16,820	244,395
Accuray, Inc. (a) (b)	27,915	252,072
Align Technology, Inc. (a)	33,035	676,557
American Medical Systems Holdings, Inc. (a) (b)	40,194	869,798

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Analogic Corp. (b)	7,574	$428,310
Angiodynamics, Inc. (a)	13,423	202,956
ArthroCare Corp. (a)	14,508	483,697
Atrion Corp. (b)	1,130	197,151
Cantel Medical Corp.	9,108	234,531
Conceptus, Inc. (a)	16,733	241,792
Conmed Corp. (a)	16,372	430,256
CryoLife, Inc. (a)	17,220	105,042
Cyberonics, Inc. (a)	16,307	518,726
Delcath Systems, Inc. (a) (b)	24,237	178,627
DexCom, Inc. (a) (b)	31,681	491,689
Endologix, Inc. (a) (b)	26,953	182,741
Exactech, Inc. (a) (b)	5,322	93,401
Greatbatch, Inc. (a) (b)	12,931	342,154
Haemonetics Corp. (a)	13,282	870,502
HeartWare International, Inc. (a)	5,043	431,328
ICU Medical, Inc. (a)	6,398	280,104
Immucor, Inc. (a)	37,817	748,020
Insulet Corp. (a)	23,395	482,405
Integra LifeSciences Holdings Corp. (a)	10,937	518,633
Invacare Corp.	15,930	495,742
IRIS International, Inc. (a)	8,219	74,135
Kensey Nash Corp. (a) (b)	5,237	130,454
MAKO Surgical Corp. (a)	16,569	400,970
Masimo Corp. (a)	27,097	896,911
Meridian Bioscience, Inc. (b)	22,552	541,023
Merit Medical Systems, Inc. (a)	15,410	302,344
Natus Medical, Inc. (a)	16,472	276,730
Neogen Corp. (a) (b)	11,989	496,105
NuVasive, Inc. (a) (b)	20,847	527,846
NxStage Medical, Inc. (a)	14,385	316,182
OraSure Technologies, Inc. (a) (b)	31,804	249,979
Orthofix International NV (a)	9,598	311,551
Orthovita, Inc. (a)	38,802	82,648
Palomar Medical Technologies, Inc. (a) (b)	11,206	166,409
Quidel Corp. (a) (b)	14,015	167,619
RTI Biologics, Inc. (a) (b)	32,270	92,292
Sirona Dental Systems, Inc. (a)	17,965	901,124
Solta Medical, Inc. (a)	35,110	115,863
SonoSite, Inc. (a) (b)	8,189	272,858
Spectranetics Corp. (a) (b)	19,030	89,631
Staar Surgical Co. (a)	19,419	108,164
STERIS Corp.	31,719	1,095,574
SurModics, Inc. (a)	9,719	121,488
Symmetry Medical, Inc. (a)	21,060	206,388
Syneron Medical, Ltd. (a)	19,410	253,106
Synovis Life Technologies, Inc. (a)	6,702	128,544
TomoTherapy, Inc. (a) (b)	28,520	130,336
Unilife Corp. (a)	26,491	150,204
Vascular Solutions, Inc. (a) (b)	9,953	108,587
Volcano Corp. (a) (b)	26,540	679,424
West Pharmaceutical Services, Inc. (b)	18,062	808,636
Wright Medical Group, Inc. (a) (b)	20,976	356,802
Young Innovations, Inc. (b)	3,398	106,697
Zoll Medical Corp. (a) (b)	11,905	533,463

		21,553,545

Health Care Providers & Services—3.3%
Accretive Health, Inc. (a) (b)	6,711	186,297

MSF-177

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Air Methods Corp. (a) (b)	6,724	$452,189
Almost Family, Inc. (a) (b)	4,862	183,006
Amedisys, Inc. (a)	14,741	515,935
America Service Group, Inc.	5,143	131,867
American Dental Partners, Inc. (a) (b)	8,086	106,088
AMERIGROUP Corp. (a) (b)	27,984	1,797,972
AMN Healthcare Services, Inc. (a) (b)	20,644	178,777
AmSurg Corp. (a)	17,693	450,110
Assisted Living Concepts, Inc. (a)	5,314	207,990
Bio-Reference Labs, Inc. (a) (b)	12,716	285,347
BioScrip, Inc. (a) (b)	24,999	117,745
Capital Senior Living Corp. (a)	14,260	151,441
Catalyst Health Solutions, Inc. (a)	19,999	1,118,544
Centene Corp. (a)	26,880	886,502
Chemed Corp.	11,349	755,957
Chindex International, Inc. (a) (b)	6,872	110,296
Continucare Corp. (a)	17,496	93,604
Corvel Corp. (a)	3,920	208,466
Cross Country Healthcare, Inc. (a) (b)	16,639	130,283
Emeritus Corp. (a) (b)	12,513	318,581
ExamWorks Group, Inc. (a) (b)	6,660	148,052
Five Star Quality Care, Inc. (a)	18,607	151,275
Gentiva Health Services, Inc. (a)	16,117	451,760
Hanger Orthopedic Group, Inc. (a)	13,744	357,756
Healthsouth Corp. (a) (b)	50,404	1,259,092
Healthspring, Inc. (a)	31,150	1,164,075
Healthways, Inc. (a)	18,606	285,974
HMS Holdings Corp. (a)	14,553	1,191,163
IPC The Hospitalist Co., Inc. (a) (b)	9,377	425,810
Kindred Healthcare, Inc. (a)	22,687	541,766
Landauer, Inc. (b)	5,165	317,751
LHC Group, Inc. (a) (b)	8,340	250,200
Magellan Health Services, Inc. (a)	17,477	857,771
Medcath Corp. (a) (b)	11,258	157,049
Metropolitan Health Networks, Inc. (a)	20,550	97,202
Molina Healthcare, Inc. (a)	7,967	318,680
MWI Veterinary Supply, Inc. (a)	6,398	516,191
National Healthcare Corp. (b)	4,998	232,357
Owens & Minor, Inc. (b)	33,804	1,097,954
PharMerica Corp. (a)	17,146	196,150
PSS World Medical, Inc. (a) (b)	30,946	840,184
RehabCare Group, Inc. (a)	13,861	511,055
Rural / Metro Corp. (a)	11,036	188,053
Select Medical Holdings Corp. (a)	27,397	220,820
Skilled Healthcare Group, Inc. (a)	11,426	164,420
Sun Healthcare Group, Inc. (a)	13,473	189,565
Sunrise Senior Living, Inc. (a)	28,669	342,021
Team Health Holdings, Inc. (a)	8,808	153,964
The Ensign Group, Inc.	7,894	252,055
The Providence Service Corp. (a)	7,703	115,391
Triple-S Management Corp. (a)	12,074	248,483
U.S. Physical Therapy, Inc. (a)	5,411	120,882
Universal American Corp. (a)	19,531	447,455
WellCare Health Plans, Inc. (a)	22,292	935,149

		23,134,522

Health Care Technology—0.5%
athenahealth, Inc. (a) (b)	17,892	807,466
Computer Programs & Systems, Inc.	5,856	376,424

Security Description	Shares	Value

Health Care Technology—(Continued)
MedAssets, Inc. (a) (b)	22,738	$347,209
Medidata Solutions, Inc. (a)	10,191	260,584
Merge Healthcare, Inc. (a)	29,111	142,062
Omnicell, Inc. (a)	16,926	257,952
Quality Systems, Inc.	10,134	844,567
Transcend Services, Inc. (a)	5,227	125,448
Vital Images, Inc. (a) (b)	8,366	113,025

		3,274,737

Hotels, Restaurants & Leisure—2.2%
AFC Enterprises, Inc. (a) (b)	17,341	262,369
Ambassadors Group, Inc. (b)	11,473	125,629
Ameristar Casinos, Inc. (b)	14,216	252,334
Biglari Holdings, Inc. (a) (b)	786	332,910
BJ’s Restaurants, Inc. (a) (b)	12,261	482,225
Bob Evans Farms, Inc. (b)	16,481	537,281
Boyd Gaming Corp. (a) (b)	29,447	275,918
Bravo Brio Restaurant Group, Inc. (a)	6,559	116,029
Buffalo Wild Wings, Inc. (a)	10,005	544,572
California Pizza Kitchen, Inc. (a)	11,398	192,398
CEC Entertainment, Inc. (a)	11,243	424,198
Churchill Downs, Inc. (b)	6,259	259,749
Cracker Barrel Old Country Store, Inc.	12,295	604,176
Denny’s Corp. (a)	50,069	203,280
DineEquity, Inc. (a)	9,699	533,251
Domino’s Pizza, Inc. (a)	20,990	386,846
Gaylord Entertainment Co. (a)	18,601	645,083
Interval Leisure Group, Inc. (a)	21,655	354,059
Isle of Capri Casinos, Inc. (a)	9,291	88,265
Jack in the Box, Inc. (a)	29,254	663,481
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	242,120
Life Time Fitness, Inc. (a) (b)	22,079	823,768
Marcus Corp.	11,702	127,552
Morgans Hotel Group Co. (a) (b)	13,101	128,390
Multimedia Games, Inc. (a)	16,319	93,508
Orient-Express Hotels, Ltd. (Class A) (a) (b)	54,371	672,569
P.F. Chang’s China Bistro, Inc. (a)	12,202	563,610
Papa John’s International, Inc. (a) (b)	11,624	368,132
Peet’s Coffee & Tea, Inc. (a) (b)	6,310	303,448
Pinnacle Entertainment, Inc. (a) (b)	33,689	458,844
Red Robin Gourmet Burgers, Inc. (a) (b)	8,813	237,070
Ruby Tuesday, Inc. (a) (b)	34,631	454,012
Ruth’s Hospitality Group, Inc. (a) (b)	17,912	92,426
Scientific Games Corp. (a)	35,321	308,706
Shuffle Master, Inc. (a)	29,393	313,917
Sonic Corp. (a)	33,333	301,664
Speedway Motorsports, Inc. (b)	7,078	113,107
Summit Hotel Properties, Inc. (a)	14,662	145,740
Texas Roadhouse, Inc. (a) (b)	31,112	528,593
The Cheesecake Factory, Inc. (a) (b)	32,404	975,036
Vail Resorts, Inc. (a) (b)	19,490	950,332

		15,486,597

Household Durables—0.6%
American Greetings Corp. (b)	20,889	492,980
Beazer Homes USA, Inc. (a)	35,270	161,184
Blyth, Inc. (b)	3,322	107,932
Cavco Industries, Inc. (a) (b)	3,010	135,932

MSF-178

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Ethan Allen Interiors, Inc.	15,501	$339,472
Furniture Brands International, Inc. (a) (b)	26,243	119,406
Helen of Troy, Ltd. (a)	16,936	497,918
Hovnanian Enterprises, Inc. (a) (b)	29,652	104,671
iRobot Corp. (a)	11,340	372,973
La-Z-Boy, Inc. (a)	26,643	254,441
Libbey, Inc. (a) (b)	13,793	227,584
M/I Homes, Inc. (a) (b)	8,667	129,918
Meritage Homes Corp. (a) (b)	17,293	417,280
National Presto Industries, Inc. (b)	2,572	289,813
Ryland Group, Inc.	23,729	377,291
Standard Pacific Corp. (a) (b)	57,653	215,046
Universal Electronics, Inc. (a) (b)	7,461	220,547

		4,464,388

Household Products—0.1%
Central Garden & Pet Co. (a)	30,358	279,597
Spectrum Brands Holdings, Inc. (a)	9,828	272,825
WD-40 Co.	8,908	377,165

		929,587

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc. (a) (b)	54,768	311,630

Industrial Conglomerates—0.3%
Otter Tail Corp. (b)	19,686	447,463
Raven Industries, Inc. (b)	8,732	536,319
Seaboard Corp.	155	374,015
Standex International Corp.	6,755	255,947
Tredegar Corp. (b)	13,367	288,460

		1,902,204

Insurance—2.3%
Alterra Capital Holdings, Ltd. (b)	45,156	1,008,785
American Equity Investment Life Holding Co. (b)	31,130	408,426
American Safety Insurance Holdings Ltd. (a) (b)	5,779	123,844
AMERISAFE, Inc. (a)	9,298	205,579
Amtrust Financial Services, Inc. (b)	12,119	231,109
Argo Group International Holdings, Ltd.	14,239	470,457
Baldwin & Lyons, Inc. (Class B) (b)	4,133	96,795
Citizens, Inc. (a) (b)	22,172	161,856
CNA Surety Corp. (a) (b)	9,923	250,655
CNO Financial Group, Inc. (a)	119,099	894,433
Delphi Financial Group, Inc.	24,752	760,134
Donegal Group, Inc. (b)	4,891	65,393
eHealth, Inc. (a) (b)	15,139	201,349
Employers Holdings, Inc.	20,298	419,357
Enstar Group, Ltd. (a) (b)	3,589	358,469
FBL Financial Group, Inc. (b)	7,338	225,423
First American Financial Corp.	55,676	918,654
Flagstone Reinsurance Holdings S.A. (b)	28,130	253,451
FPIC Insurance Group, Inc. (a) (b)	4,519	171,270
Global Indemnity plc (a)	9,773	214,811
Greenlight Capital Re, Ltd. (a) (b)	15,207	428,989
Harleysville Group, Inc. (b)	6,735	223,131
Hilltop Holdings, Inc. (a) (b)	23,109	232,014
Horace Mann Educators Corp.	21,022	353,170
Infinity Property & Casualty Corp.	6,826	406,079

Security Description	Shares	Value

Insurance—(Continued)
Maiden Holdings, Ltd. (b)	26,833	$200,979
Meadowbrook Insurance Group, Inc.	34,069	352,614
Montpelier Re Holdings, Ltd.	33,411	590,372
National Financial Partners Corp. (a) (b)	22,843	336,934
National Western Life Insurance Co. (b)	1,212	196,647
Platinum Underwriters Holdings, Ltd. (b)	20,098	765,533
Presidential Life Corp.	9,602	91,507
Primerica, Inc. (a)	12,307	313,952
ProAssurance Corp. (a)	16,508	1,046,112
RLI Corp. (b)	10,677	615,529
Safety Insurance Group, Inc.	6,815	314,240
SeaBright Holdings, Inc. (b)	12,481	127,930
Selective Insurance Group, Inc.	28,514	493,292
State Auto Financial Corp.	7,940	144,667
Stewart Information Services Corp. (b)	9,368	98,177
The Navigators Group, Inc. (a)	7,471	384,756
The Phoenix Cos., Inc. (a) (b)	66,674	181,353
Tower Group, Inc.	21,778	523,325
United Fire & Casualty Co.	12,454	251,695

		16,113,247

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	356,604
Drugstore.com, Inc. (a) (b)	46,109	177,520
HSN, Inc. (a)	20,930	670,388
NutriSystem, Inc. (b)	14,262	206,656
Overstock.com, Inc. (a) (b)	8,775	137,943
PetMed Express, Inc.	13,291	210,795
Shutterfly, Inc. (a)	14,588	763,828

		2,523,734

Internet Software & Services—2.1%
Ancestry.com, Inc. (a) (b)	10,227	362,547
comScore, Inc. (a)	11,964	353,058
Constant Contact, Inc. (a) (b)	15,503	541,055
DealerTrack Holdings, Inc. (a)	21,632	496,671
Demand Media, Inc. (a)	4,415	103,973
Dice Holdings, Inc. (a)	9,658	145,932
Digital River, Inc. (a) (b)	20,871	781,202
EarthLink, Inc. (b)	62,730	491,176
GSI Commerce, Inc. (a)	35,366	1,035,163
Infospace, Inc. (a)	19,526	169,095
Internap Network Services Corp. (a) (b)	29,790	195,720
Internet Capital Group, Inc. (a)	20,148	286,102
IntraLinks Holdings, Inc. (a)	6,095	162,980
j2 Global Communications, Inc. (a) (b)	23,846	703,696
Keynote Systems, Inc.	7,039	130,573
KIT Digital, Inc. (a)	15,501	186,632
Limelight Networks, Inc. (a)	25,204	180,461
Liquidity Services, Inc. (a)	7,065	126,181
LivePerson, Inc. (a)	24,433	308,833
LogMeIn, Inc. (a) (b)	8,120	342,339
LoopNet, Inc. (a)	11,402	161,338
Marchex, Inc. (b)	11,466	90,237
ModusLink Global Solutions, Inc. (a)	26,440	144,362
Move, Inc. (a) (b)	87,261	208,554
NIC, Inc. (a)	29,096	362,536
OpenTable, Inc. (a)	8,487	902,593

MSF-179

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Openwave Systems, Inc. (a)	47,217	$101,044
Perficient, Inc. (a)	13,045	156,671
QuinStreet, Inc. (a)	5,927	134,721
Rackspace Hosting, Inc. (a)	51,904	2,224,086
RealNetworks, Inc. (a)	46,472	172,876
Saba Software, Inc. (a)	14,832	145,502
SAVVIS, Inc. (a)	20,558	762,496
Stamps.com, Inc. (a)	6,427	85,800
support.com, Inc. (a) (b)	26,739	138,775
Terremark Worldwide, Inc. (a)	31,372	596,068
The Knot, Inc. (a)	17,057	205,537
Travelzoo, Inc. (a) (b)	3,351	223,143
United Online, Inc.	48,001	302,646
ValueClick, Inc. (a)	44,156	638,496
Vocus, Inc. (a)	9,249	239,179
Zix Corp. (a)	36,710	135,093

		15,235,142

IT Services—1.8%
Acxiom Corp. (a) (b)	37,198	533,791
CACI International, Inc. (a) (c)	16,174	991,790
Cass Information Systems, Inc.	4,901	192,560
Ciber, Inc. (a) (b)	32,578	218,273
Computer Task Group, Inc. (a)	8,399	111,623
CSG Systems International, Inc. (a)	18,310	365,101
Euronet Worldwide, Inc. (a)	26,285	508,089
ExlService Holdings, Inc. (a) (b)	8,515	180,092
Forrester Research, Inc. (a)	7,965	304,980
Global Cash Access Holdings, Inc. (a)	27,402	89,605
Heartland Payment Systems, Inc. (b)	20,734	363,467
iGate Corp.	13,393	251,387
Integral Systems, Inc. (a) (b)	7,096	86,358
Lionbridge Technologies, Inc. (a)	32,603	111,828
Mantech International Corp. (a)	11,318	479,883
MAXIMUS, Inc. (b)	9,066	735,887
MoneyGram International, Inc. (a) (b)	48,126	165,072
NCI, Inc. (a)	2,964	72,233
RightNow Technologies, Inc. (a) (b)	11,769	368,370
Sapient Corp. (a)	55,175	631,754
SRA International, Inc. (a)	22,999	652,252
Syntel, Inc.	7,112	371,460
TeleTech Holdings, Inc. (a)	16,260	315,119
TNS, Inc. (a)	13,622	212,095
Unisys Corp. (a)	22,919	715,531
VeriFone Systems, Inc. (a) (b)	45,733	2,513,028
Virtusa Corp. (a)	7,925	148,435
Wright Express Corp. (a)	20,803	1,078,427

		12,768,490

Leisure Equipment & Products—0.7%
Arctic Cat, Inc. (a)	6,783	105,476
Brunswick Corp. (b)	46,462	1,181,529
Callaway Golf Co. (b)	35,357	241,135
Eastman Kodak Co. (a) (b)	143,235	462,649
Jakks Pacific, Inc. (a) (b)	15,310	296,248
Leapfrog Enterprises, Inc. (a) (b)	20,865	90,137
Polaris Industries, Inc.	16,330	1,421,036
Pool Corp.	26,816	646,534

Security Description	Shares	Value

Leisure Equipment & Products—(Continued)
RC2 Corp. (a)	11,642	$327,140
Smith & Wesson Holding Corp. (a)	32,012	113,643
Sturm Ruger & Co., Inc.	11,619	266,888

		5,152,415

Life Sciences Tools & Services—0.7%
Accelrys, Inc. (a) (b)	31,619	252,952
Affymetrix, Inc. (a) (b) (c)	41,239	214,855
Bruker Corp. (a)	39,047	814,130
Caliper Life Sciences, Inc. (a)	24,948	168,649
Cambrex Corp. (a)	17,134	94,237
Dionex Corp. (a)	9,457	1,116,399
eResearch Technology, Inc. (a)	26,533	179,628
Furiex Pharmaceuticals, Inc. (a)	5,548	93,650
Kendle International, Inc. (a)	8,850	94,784
Luminex Corp. (a) (b)	19,724	370,022
Pacific Biosciences of California, Inc. (a) (b)	8,584	120,605
Parexel International Corp. (a)	31,915	794,684
Sequenom, Inc. (a) (b)	59,868	378,964

		4,693,559

Machinery—3.3%
3D Systems Corp. (a)	9,909	481,082
Actuant Corp.	36,285	1,052,265
Alamo Group, Inc.	3,532	96,953
Albany International Corp.	15,229	379,202
Altra Holdings, Inc. (a)	14,458	341,498
American Railcar Industries, Inc. (a)	5,478	136,731
AMPCO-Pittsburgh Corp. (b)	5,636	155,441
Astec Industries, Inc. (a) (b)	10,213	380,843
Badger Meter, Inc.	8,245	339,776
Barnes Group, Inc. (b)	25,349	529,287
Blount International, Inc. (a)	25,829	412,747
Briggs & Stratton Corp. (b)	26,533	600,972
Cascade Corp. (b)	5,291	235,873
Chart Industries, Inc. (a)	15,115	831,930
CIRCOR International, Inc. (b)	9,435	443,634
CLARCOR, Inc.	26,709	1,200,035
Colfax Corp. (a) (b)	12,735	292,268
Columbus McKinnon Corp. (a) (b)	11,301	208,616
Commercial Vehicle Group, Inc. (a)	13,330	237,807
Douglas Dynamics, Inc. (a)	6,420	91,549
Dynamic Materials Corp. (b)	7,259	202,889
EnPro Industries, Inc. (a) (b)	11,049	401,300
ESCO Technologies, Inc.	14,512	553,633
Federal Signal Corp.	34,181	222,518
Flow International Corp. (a) (b)	27,290	119,803
Force Protection, Inc. (a)	38,503	188,665
FreightCar America, Inc. (b)	7,047	229,098
Graham Corp. (b)	5,399	129,252
Greenbrier Cos., Inc. (a)	13,292	377,227
John Bean Technologies Corp.	15,202	292,335
Kadant, Inc. (a) (b)	6,825	178,747
Kaydon Corp.	17,495	685,629
LB Foster Co. (a) (b)	5,476	236,070
Lindsay Corp.	6,769	534,886
Lydall, Inc. (a)	9,530	84,722
Meritor, Inc. (a) (b)	50,463	856,357

MSF-180

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Met-Pro Corp. (b)	8,159	$97,092
Middleby Corp. (a)	8,949	834,226
Miller Industries, Inc.	6,185	100,444
Mueller Industries, Inc.	19,895	728,555
Mueller Water Products, Inc. (b)	86,085	385,661
NACCO Industries, Inc. (b)	3,117	344,958
Nordson Corp. (b)	18,022	2,073,611
PMFG, Inc. (a)	7,970	170,080
RBC Bearings, Inc. (a)	12,081	461,857
Robbins & Myers, Inc. (b)	20,842	958,524
Sauer-Danfoss, Inc. (a)	6,354	323,609
Sun Hydraulics Corp. (b)	7,039	303,381
Tecumseh Products Co. (Class A) (a) (b)	10,819	108,406
Tennant Co. (b)	10,316	433,685
The Gorman-Rupp Co. (b)	5,700	224,523
Titan International, Inc.	22,513	599,071
Trimas Corp. (a)	8,765	188,448
Twin Disc, Inc.	4,666	150,339
Wabash National Corp. (a)	36,570	423,481
Watts Water Technologies, Inc. (b)	15,683	598,934
Xerium Technologies, Inc. (a)	4,305	103,535

		23,354,060

Marine—0.1%
Baltic Trading, Ltd. (a) (b)	8,982	81,916
Eagle Bulk Shipping, Inc. (a) (b)	35,638	132,574
Excel Maritime Carriers, Ltd. (a) (b)	21,810	93,565
Genco Shipping & Trading, Ltd. (a) (b)	14,851	159,945
International Shipholding Corp. (b)	3,127	77,862

		545,862

Media—1.0%
AH Belo Corp. (a)	10,586	88,499
Arbitron, Inc. (b)	14,461	578,874
Ascent Media Corp. (a)	7,902	386,013
Belo Corp.	47,497	418,449
Cinemark Holdings, Inc. (b)	30,793	595,845
CKX, Inc. (a)	34,449	145,375
Dex One Corp. (a) (b)	26,952	130,448
Entercom Communications Corp. (a) (b)	13,203	145,497
EW Scripps Co. (a) (b)	16,943	167,736
Fisher Communications, Inc. (a) (b)	3,857	119,876
Global Sources, Ltd. (a)	10,391	120,847
Harte-Hanks, Inc.	21,249	252,863
Journal Communications, Inc. (a)	24,659	147,954
Knology, Inc. (a)	16,629	214,680
LIN TV Corp. (a)	16,691	98,978
Lions Gate Entertainment Corp. (a)	37,184	232,400
Live Nation Entertainment, Inc. (a)	76,098	760,980
McClatchy Co. (a) (b)	33,488	113,859
Media General, Inc. (a) (b)	13,315	91,607
National CineMedia, Inc.	28,435	530,881
Rentrak Corp. (a)	5,237	140,980
Scholastic Corp.	14,077	380,642
Sinclair Broadcast Group, Inc. (a)	25,619	321,262
Valassis Communications, Inc. (a)	26,745	779,349
Warner Music Group Corp. (a)	25,181	170,475
World Wrestling Entertainment, Inc. (b)	13,534	170,122

		7,304,491

Security Description	Shares	Value

Metals & Mining—2.0%
A.M. Castle & Co. (a)	9,250	$174,640
Allied Nevada Gold Corp. (a)	40,178	1,425,516
AMCOL International Corp. (b)	12,772	459,537
Capital Gold Corp. (a)	33,607	216,093
Century Aluminum Co. (a)	34,127	637,492
Coeur d’Alene Mines Corp. (a) (b)	46,662	1,622,904
General Moly, Inc. (a) (b)	38,035	204,628
Globe Specialty Metals, Inc. (a)	33,146	754,403
Golden Star Resources, Ltd. (a) (b)	138,555	411,508
Haynes International, Inc. (b)	6,653	368,909
Hecla Mining Co. (a)	149,030	1,353,192
Horsehead Holding Corp. (a)	24,392	415,884
Jaguar Mining, Inc. (a) (b)	45,331	236,628
Kaiser Aluminum Corp. (b)	8,234	405,525
Materion Corp. (a)	11,324	462,019
Metals USA Holdings Corp. (a)	6,366	104,212
Molycorp, Inc. (a)	13,756	825,635
Noranda Aluminum Holding Corp. (a)	7,644	122,686
Olympic Steel, Inc. (b)	4,257	139,672
RTI International Metals, Inc. (a)	16,034	499,459
Stillwater Mining Co. (a)	24,113	552,911
Thompson Creek Metals Co., Inc. (a) (b)	86,374	1,083,130
U.S. Energy Corp. Wyoming (a) (b)	15,298	95,766
U.S. Gold Corp. (a) (b)	53,951	476,387
Universal Stainless & Alloy (a)	4,303	145,140
Worthington Industries, Inc. (b)	30,474	637,516

		13,831,392

Multi-Utilities—0.3%
Avista Corp.	28,878	667,948
Black Hills Corp. (b)	20,699	692,175
CH Energy Group, Inc.	8,361	422,565
NorthWestern Corp.	19,221	582,396

		2,365,084

Multiline Retail—0.4%
99 Cents Only Stores(a)	24,845	486,962
Dillard’s, Inc.	21,778	873,733
Fred’s, Inc. (b)	22,557	300,459
Retail Ventures, Inc. (a) (b)	12,699	219,058
Saks, Inc. (a) (b)	73,145	827,270
The Bon-Ton Stores, Inc. (a) (b)	7,041	109,136
Tuesday Morning Corp. (a) (b)	17,958	87,994

		2,904,612

Oil, Gas & Consumable Fuels—4.5%
Abraxas Petroleum Corp. (a)	44,174	258,418
Amyris, Inc. (a) (b)	3,591	102,487
Apco Oil & Gas International, Inc. (b)	4,986	427,599
Approach Resources, Inc. (a)	9,398	315,773
ATP Oil & Gas Corp. (a) (b)	22,845	413,723
Berry Petroleum Co. (b)	27,063	1,365,328
Bill Barrett Corp. (a) (b)	24,562	980,269
BPZ Resources, Inc. (a) (b)	51,873	275,446
Brigham Exploration Co. (a)	62,367	2,318,805
Callon Petroleum Co. (a)	21,070	163,714
Carrizo Oil & Gas, Inc. (a) (b)	18,887	697,497
Cheniere Energy, Inc. (a) (b)	31,704	295,164
Clayton Williams Energy, Inc. (a)	3,222	340,565

MSF-181

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Clean Energy Fuels Corp. (a) (b)	24,379	$399,328
Cloud Peak Energy, Inc. (a)	17,360	374,802
Contango Oil & Gas Co. (a)	6,514	411,945
Crosstex Energy, Inc. (a) (b)	21,727	216,184
CVR Energy, Inc. (a)	15,057	348,720
Delek U.S. Holdings, Inc.	8,058	109,267
Delta Petroleum Corp. (a) (b)	102,149	92,956
DHT Holdings, Inc.	35,736	171,890
Endeavour International Corp. (a) (b)	16,662	211,607
Energy Partners, Ltd. (a)	15,648	281,664
Energy XXI Bermuda, Ltd. (a)	39,552	1,348,723
FX Energy, Inc. (a)	25,184	210,538
Gastar Exploration, Ltd. (a)	40,019	194,492
General Maritime Corp. (b)	42,564	87,256
Georesources, Inc. (a) (b)	9,021	282,087
GMX Resources, Inc. (a)	29,181	180,047
Golar LNG, Ltd. (a)	19,685	503,542
Goodrich Petroleum Corp. (a) (b)	13,200	293,304
Green Plains Renewable Energy, Inc. (a) (b)	8,803	105,812
Gulfport Energy Corp. (a)	14,436	521,861
Harvest Natural Resources, Inc. (a) (b)	18,713	285,186
Houston American Energy Corp. (b)	9,855	151,866
International Coal Group, Inc. (a) (b)	70,844	800,537
James River Coal Co. (a)	19,025	459,834
Knightbridge Tankers, Ltd. (b)	13,090	327,774
Kodiak Oil & Gas Corp. (a) (b)	95,781	641,733
Magnum Hunter Resources Corp. (a) (b)	32,548	278,936
McMoRan Exploration Co. (a)	50,349	891,681
Nordic American Tanker Shipping (b)	25,095	623,360
Northern Oil & Gas, Inc. (a) (b)	28,427	759,001
Oasis Petroleum, Inc. (a) (b)	25,717	813,172
Overseas Shipholding Group, Inc. (b)	13,705	440,479
Panhandle Oil & Gas, Inc. (b)	3,296	104,318
Patriot Coal Corp. (a)	41,987	1,084,524
Penn Virginia Corp. (b)	25,144	426,442
Petroleum Development Corp. (a) (b)	12,396	595,132
PetroQuest Energy, Inc. (a) (b)	28,823	269,783
Rentech, Inc. (a)	119,980	149,975
Resolute Energy Corp. (a) (b)	20,475	371,417
Rex Energy Corp. (a) (b)	15,766	183,674
Rosetta Resources, Inc. (a)	28,068	1,334,353
Scorpio Tankers, Inc. (a)	7,179	74,087
Ship Finance International, Ltd. (b)	23,811	493,602
Stone Energy Corp. (a)	22,666	756,364
Swift Energy Co. (a)	22,073	942,076
Syntroleum Corp. (a)	39,904	90,183
Targa Resources Corp.	8,810	319,274
Teekay Tankers, Ltd.	20,919	218,813
TransAtlantic Petroleum, Ltd. (a) (b)	79,311	245,864
Uranium Energy Corp. (a) (b)	28,977	115,618
USEC, Inc. (a)	63,922	281,257
Vaalco Energy, Inc. (a)	27,127	210,506
Venoco, Inc. (a) (b)	11,262	192,468
W&T Offshore, Inc. (b)	20,128	458,717
Warren Resources, Inc. (a)	41,839	212,961
Western Refining, Inc. (a) (b)	26,173	443,632
World Fuel Services Corp.	36,591	1,485,961

		31,835,373

Security Description	Shares	Value

Paper & Forest Products—0.5%
Buckeye Technologies, Inc. (a)	21,132	$575,424
Clearwater Paper Corp. (a)	6,376	519,006
Deltic Timber Corp. (b)	6,001	401,107
KapStone Paper & Packaging Corp. (a)	18,458	316,924
Louisiana-Pacific Corp. (a) (b)	68,283	716,972
Neenah Paper, Inc.	9,191	201,926
PH Glatfelter Co. (b)	25,902	345,015
Schweitzer-Mauduit International, Inc.	9,861	499,065
Wausau Paper Corp. (a)	26,808	204,813

		3,780,252

Personal Products—0.3%
Elizabeth Arden, Inc. (a) (b)	13,201	396,162
Inter Parfums, Inc.	8,191	151,615
Medifast, Inc. (a) (b)	7,275	143,681
Nu Skin Enterprises, Inc.	25,541	734,304
Prestige Brands Holdings, Inc. (a)	22,933	263,730
Revlon, Inc. (a)	6,172	97,950
USANA Health Sciences, Inc. (a)	3,383	116,747

		1,904,189

Pharmaceuticals—1.4%
Akorn, Inc. (a) (b)	33,137	191,200
Ardea Biosciences, Inc. (a)	9,802	281,219
Auxilium Pharmaceuticals, Inc. (a)	22,407	481,078
AVANIR Pharmaceuticals, Inc. (a) (b)	51,071	208,370
BioMimetic Therapeutics, Inc. (a) (b)	10,287	134,863
Cadence Pharmaceuticals, Inc. (a) (b)	14,478	133,342
Depomed, Inc. (a) (b)	31,001	311,250
Durect Corp., Inc. (a) (b)	50,339	181,220
Hi-Tech Pharmacal Co., Inc. (a)	5,015	100,952
Impax Laboratories, Inc. (a)	33,499	852,550
Inspire Pharmaceuticals, Inc. (a)	31,755	125,750
Jazz Pharmaceuticals, Inc. (a)	8,518	271,298
MAP Pharmaceuticals, Inc. (a)	7,707	106,280
Medicis Pharmaceutical Corp.	31,813	1,019,289
Nektar Therapeutics (a)	61,506	582,462
Obagi Medical Products, Inc. (a)	10,682	135,020
Optimer Pharmaceuticals, Inc. (a) (b)	22,351	264,412
Pain Therapeutics, Inc. (a) (b)	19,603	187,405
Par Pharmaceutical Cos., Inc. (a)	19,005	590,675
Questcor Pharmaceuticals, Inc. (a) (b)	30,322	436,940
Salix Pharmaceuticals, Ltd. (a)	30,489	1,068,030
Santarus, Inc. (a) (b)	31,685	108,363
SuperGen, Inc. (a)	34,833	107,982
The Medicines Co. (a)	29,350	478,111
ViroPharma, Inc. (a)	42,162	839,024
Vivus, Inc. (a) (b)	45,158	279,528
XenoPort, Inc. (a)	15,289	90,664

		9,567,277

Professional Services—1.2%
Acacia Research Corp. (a)	19,748	675,777
CBIZ, Inc. (a) (b)	20,130	145,137
CDI Corp.	7,746	114,563
CoStar Group, Inc. (a) (b)	10,878	681,833
CRA International, Inc. (a) (b)	6,362	183,416
Exponent, Inc. (a)	7,795	347,735

MSF-182

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
GP Strategies Corp. (a)	8,646	$117,586
Heidrick & Struggles International, Inc.	9,634	268,114
Hudson Highland Group, Inc. (a) (b)	18,749	121,869
Huron Consulting Group, Inc. (a) (b)	12,415	343,771
ICF International, Inc. (a)	9,403	193,138
Insperity, Inc.	12,162	369,482
Kelly Services, Inc. (Class A) (a)	14,944	324,434
Kforce, Inc. (a) (b)	16,944	310,075
Korn/Ferry International (a)	24,691	549,869
Mistras Group, Inc. (a)	6,284	108,148
Navigant Consulting, Inc. (a)	27,414	273,866
On Assignment, Inc. (a)	20,637	195,226
Resources Connection, Inc. (a) (b)	25,492	494,290
School Specialty, Inc. (a) (b)	10,285	147,076
SFN Group, Inc. (a)	30,053	423,447
The Advisory Board Co. (a)	8,403	432,754
The Corporate Executive Board Co. (b)	18,550	748,863
The Dolan Co. (a)	17,796	216,043
TrueBlue, Inc. (a)	23,593	396,126

		8,182,638

Real Estate Investment Trusts—7.3%
Acadia Realty Trust	22,237	420,724
Agree Realty Corp. (b)	4,326	97,119
Alexander’s, Inc. (b)	1,140	463,923
American Assets Trust, Inc.	17,413	370,375
American Campus Communities, Inc. (b)	34,768	1,147,344
American Capital Agency Corp. (b)	66,193	1,928,864
Anworth Mortgage Asset Corp.	63,740	451,917
Apollo Commercial Real Estate Finance, Inc. (b)	9,565	156,388
Ashford Hospitality Trust, Inc. (b)	29,064	320,285
Associated Estates Realty Corp.	22,128	351,393
BioMed Realty Trust, Inc.	69,141	1,315,062
CapLease, Inc. (b)	32,653	178,938
Capstead Mortgage Corp.	37,941	484,886
CBL & Associates Properties, Inc.	74,073	1,290,352
Cedar Shopping Centers, Inc.	29,807	179,736
Chatham Lodging Trust	7,033	114,286
Chesapeake Lodging Trust	13,868	241,442
Cogdell Spencer, Inc.	23,520	139,709
Colonial Properties Trust	41,143	792,003
Colony Financial, Inc. (b)	8,329	156,835
Cousins Properties, Inc.	48,936	408,616
CreXus Investment Corp. (b)	8,072	92,182
Cypress Sharpridge Investments, Inc. (b)	37,541	476,020
DCT Industrial Trust, Inc. (b)	131,983	732,506
DiamondRock Hospitality Co.	88,916	993,192
DuPont Fabros Technology, Inc. (b)	21,109	511,893
Dynex Capital, Inc. (b)	19,754	198,725
EastGroup Properties, Inc. (b)	14,252	626,660
Education Realty Trust, Inc.	39,386	316,270
Entertainment Properties Trust	24,953	1,168,299
Equity Lifestyle Properties, Inc. (b)	14,021	808,311
Equity One, Inc.	21,791	409,017
Excel Trust, Inc. (b)	8,345	98,388
Extra Space Storage, Inc.	46,002	952,701
FelCor Lodging Trust, Inc. (a)	52,295	320,568
First Industrial Realty Trust, Inc. (a)	42,007	499,463
First Potomac Realty Trust (b)	26,546	418,099
Franklin Street Properties Corp. (b)	37,474	527,259

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Getty Realty Corp.	11,528	$263,761
Gladstone Commercial Corp. (b)	5,368	97,912
Glimcher Realty Trust	54,057	500,027
Government Properties Income Trust	14,771	396,749
Hatteras Financial Corp.	38,685	1,087,822
Healthcare Realty Trust, Inc.	36,116	819,833
Hersha Hospitality Trust	71,668	425,708
Highwoods Properties, Inc. (b)	38,410	1,344,734
Home Properties, Inc. (b)	19,975	1,177,526
Hudson Pacific Properties, Inc. (b)	8,070	118,629
Inland Real Estate Corp. (b)	40,919	390,367
Invesco Mortgage Capital, Inc.	38,321	837,314
Investors Real Estate Trust	41,174	391,153
iStar Financial, Inc. (a) (b)	52,223	479,407
Kilroy Realty Corp. (b)	28,665	1,113,062
Kite Realty Group Trust	26,867	142,664
LaSalle Hotel Properties	40,372	1,090,044
Lexington Realty Trust (b)	57,189	534,717
LTC Properties, Inc.	16,356	463,529
Medical Properties Trust, Inc.	58,991	682,526
MFA Financial, Inc.	184,162	1,510,128
Mid-America Apartment Communities, Inc.	19,021	1,221,148
Monmouth Real Estate Investment Corp. (b)	13,822	113,479
MPG Office Trust, Inc. (a)	27,427	101,754
National Health Investors, Inc. (b)	12,867	616,587
National Retail Properties, Inc.	44,583	1,164,954
Newcastle Investment Corp. (a)	42,202	254,900
NorthStar Realty Finance Corp.	36,462	195,072
Omega Healthcare Investors, Inc.	51,829	1,157,860
One Liberty Properties, Inc. (b)	4,761	71,796
Parkway Properties, Inc.	12,421	211,157
Pebblebrook Hotel Trust	21,803	482,936
Pennsylvania Real Estate Investment Trust	29,782	424,989
Pennymac Mortgage Investment Trust (b)	14,421	265,202
Post Properties, Inc.	26,016	1,021,128
Potlatch Corp. (b)	21,362	858,752
PS Business Parks, Inc.	10,027	580,964
RAIT Financial Trust (b)	58,615	144,193
Ramco-Gershenson Properties Trust	20,773	260,286
Redwood Trust, Inc.	42,013	653,302
Resource Capital Corp. (b)	30,117	198,471
Retail Opportunity Investments Corp. (b)	22,775	249,159
Sabra Healthcare REIT, Inc.	13,473	237,260
Saul Centers, Inc.	3,460	154,143
Sovran Self Storage, Inc.	14,738	582,888
Starwood Property Trust, Inc.	38,523	859,063
Strategic Hotels & Resorts, Inc. (a)	72,419	467,103
Sun Communities, Inc.	11,586	413,041
Sunstone Hotel Investors, Inc. (a)	62,370	635,550
Tanger Factory Outlet Centers	43,322	1,136,769
Terreno Realty Corp. (a) (b)	5,182	89,286
Two Harbors Investment Corp.	37,472	392,332
U-Store-It Trust	50,334	529,514
Universal Health Realty Income Trust	6,109	247,598
Urstadt Biddle Properties, Inc.	11,113	211,369
Walter Investment Management Corp.	13,294	214,432
Washington Real Estate Investment Trust (b)	33,749	1,049,256
Winthrop Realty Trust	12,420	152,145

		51,647,200

MSF-183

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.2%
Avatar Holdings, Inc. (a)	4,990	$98,752
Campus Crest Communities, Inc.	16,780	198,508
Consolidated-Tomoka Land Co. (b)	3,138	101,671
Coresite Realty Corp. (b)	10,812	171,262
Forestar Group, Inc. (a)	19,634	373,439
Kennedy-Wilson Holdings, Inc. (a) (b)	11,448	124,325
Tejon Ranch Co. (a)	7,566	277,975

		1,345,932

Road & Rail—1.0%
Amerco, Inc. (a)	4,634	449,498
Arkansas Best Corp.	13,889	360,003
Avis Budget Group, Inc. (a) (b)	55,465	993,378
Celadon Group, Inc. (a)	9,437	153,257
Dollar Thrifty Automotive Group, Inc. (a)	15,373	1,025,840
Genesee & Wyoming, Inc. (a)	20,569	1,197,116
Heartland Express, Inc. (b)	25,939	455,489
Knight Transportation, Inc. (b)	31,823	612,593
Marten Transport, Ltd. (a) (b)	8,816	196,597
Old Dominion Freight Line, Inc. (a)	22,294	782,296
RailAmerica, Inc. (a)	12,701	216,425
Roadrunner Transportation Systems, Inc. (a)	5,875	88,125
Saia, Inc. (a)	11,656	191,042
Werner Enterprises, Inc. (b)	23,073	610,742

		7,332,401

Semiconductors & Semiconductor Equipment—3.7%
Advanced Analogic Technologies, Inc. (a)	24,209	91,510
Advanced Energy Industries, Inc. (a)	18,729	306,219
Amkor Technology, Inc. (a) (b)	58,594	394,924
Anadigics, Inc. (a) (b)	35,789	160,335
Applied Micro Circuits Corp. (a)	32,651	338,917
ATMI, Inc. (a)	16,612	313,635
Axcelis Technologies, Inc. (a)	57,588	152,608
AXT, Inc. (a) (b)	17,139	122,887
Brooks Automation, Inc. (a)	36,289	498,248
Cabot Microelectronics Corp. (a)	12,507	653,491
Cavium Networks, Inc. (a)	25,025	1,124,373
Ceva, Inc. (a)	11,312	302,370
Cirrus Logic, Inc. (a) (b)	37,154	781,349
Cohu, Inc.	11,848	181,985
Conexant Systems, Inc. (a) (b)	46,568	110,832
Cymer, Inc. (a)	16,143	913,371
Diodes, Inc. (a)	18,315	623,809
DSP Group, Inc. (a)	13,388	103,088
Entegris, Inc. (a)	70,530	618,548
Entropic Communications, Inc. (a) (b)	34,820	294,229
Exar Corp. (a) (c)	20,123	121,140
FEI Co. (a)	20,566	693,485
FormFactor, Inc. (a) (b) (c)	27,182	279,975
FSI International, Inc. (a) (b)	20,793	91,073
GSI Technology, Inc. (a)	10,939	99,435
GT Solar International, Inc. (a)	27,188	289,824
Hittite Microwave Corp. (a)	14,616	932,062
Inphi Corp. (a)	3,917	82,296
Integrated Device Technology, Inc. (a)	82,802	610,251
Integrated Silicon Solution, Inc. (a)	14,137	131,050
IXYS Corp. (a) (b)	13,771	184,945

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Kopin Corp. (a) (b)	34,528	$158,484
Kulicke & Soffa Industries, Inc. (a) (b)	38,887	363,593
Lattice Semiconductor Corp. (a)	61,578	363,310
LTX-Credence Corp. (a)	26,473	241,698
Micrel, Inc. (b)	25,489	343,592
Microsemi Corp. (a)	44,408	919,690
Mindspeed Technologies, Inc. (a) (b)	17,338	146,679
MIPS Technologies, Inc. (a) (b)	25,612	268,670
MKS Instruments, Inc. (a) (b)	26,805	892,606
Monolithic Power Systems, Inc. (a)	16,249	230,573
MoSys, Inc. (a)	15,057	90,493
Nanometrics, Inc. (a)	9,834	177,897
Netlogic Microsystems, Inc. (a)	33,459	1,405,947
NVE Corp. (a) (b)	2,120	119,441
OmniVision Technologies, Inc. (a)	29,909	1,062,667
PDF Solutions, Inc. (a)	12,740	84,721
Pericom Semiconductor Corp. (a)	14,116	146,383
Photronics, Inc. (a)	25,047	224,672
Power Integrations, Inc. (b)	13,319	510,517
RF Micro Devices, Inc. (a)	144,045	923,328
Rubicon Technology, Inc. (a) (b)	9,248	255,985
Rudolph Technologies, Inc. (a)	18,288	200,071
Semtech Corp. (a)	32,916	823,558
Sigma Designs, Inc. (a)	17,366	224,890
Silicon Image, Inc. (a)	41,704	374,085
Spansion, Inc. (a)	7,070	131,997
Standard Microsystems Corp. (a)	11,905	293,577
Supertex, Inc. (a)	4,645	103,491
Tessera Technologies, Inc. (a)	27,229	497,202
TriQuint Semiconductor, Inc. (a) (c)	83,251	1,074,770
Ultra Clean Holdings (a) (b)	11,938	123,439
Ultratech, Inc. (a)	13,618	400,369
Veeco Instruments, Inc. (a) (b)	21,485	1,092,297
Volterra Semiconductor Corp. (a) (b)	12,513	310,698
Zoran Corp. (a) (b)	28,437	295,460

		26,479,114

Software—4.6%
ACI Worldwide, Inc. (a)	17,977	589,646
Actuate Corp. (a)	24,071	125,169
Advent Software, Inc. (a) (b)	16,892	484,294
American Software, Inc. (b)	12,761	94,176
Ariba, Inc. (a)	47,673	1,627,556
Aspen Technology, Inc. (a)	33,380	500,366
Blackbaud, Inc. (b)	24,124	657,138
Blackboard, Inc. (a) (b)	18,375	665,910
Bottomline Technologies, Inc. (a)	17,016	427,782
BroadSoft, Inc. (a)	4,155	198,152
CommVault Systems, Inc. (a)	22,803	909,384
Concur Technologies, Inc. (a) (b)	21,496	1,191,953
Deltek, Inc. (a) (b)	10,644	80,894
DemandTec, Inc. (a)	10,599	139,483
Digimarc Corp. (a)	3,740	108,086
Ebix, Inc. (a)	16,296	385,400
Epicor Software Corp. (a)	26,131	289,270
EPIQ Systems, Inc. (a) (b)	17,942	257,647
Fair Isaac Corp. (b)	22,279	704,239
Fortinet, Inc. (a)	23,493	1,033,692
Interactive Intelligence, Inc. (a) (b)	7,068	273,602

MSF-184

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Jack Henry & Associates, Inc. (b)	45,406	$1,538,809
JDA Software Group, Inc. (a)	23,538	712,260
Kenexa Corp. (a)	12,557	346,448
Lawson Software, Inc. (a)	74,843	905,600
Magma Design Automation, Inc. (a)	36,257	247,273
Manhattan Associates, Inc. (a)	12,581	411,650
Mentor Graphics Corp. (a)	58,371	853,968
MicroStrategy, Inc. (a)	4,507	606,101
Monotype Imaging Holdings, Inc. (a)	12,841	186,195
Netscout Systems, Inc. (a)	16,489	450,480
NetSuite, Inc. (a)	9,774	284,228
Opnet Technologies, Inc. (b)	7,388	288,058
Parametric Technology Corp. (a)	62,200	1,398,878
Pegasystems, Inc. (b)	8,291	314,561
Progress Software Corp. (a)	35,876	1,043,633
PROS Holdings, Inc. (a) (b)	11,234	163,679
QLIK Technologies, Inc. (a)	7,268	188,968
Quest Software, Inc. (a)	31,105	789,756
Radiant Systems, Inc. (a)	17,716	313,573
RealD, Inc. (a) (b)	7,899	216,117
RealPage, Inc. (a)	7,720	214,076
Renaissance Learning, Inc.	7,465	87,714
Rovi Corp. (a)	2,428	130,262
S1 Corp. (a)	28,673	191,536
Smith Micro Software, Inc. (a) (b)	15,906	148,880
SolarWinds, Inc. (a) (b)	18,855	442,338
Sourcefire, Inc. (a) (b)	14,769	406,295
SS&C Technologies Holdings, Inc. (a)	6,821	139,285
SuccessFactors, Inc. (a)	36,088	1,410,680
Synchronoss Technologies, Inc. (a)	11,743	408,069
Take-Two Interactive Software, Inc. (a)	37,813	581,186
Taleo Corp. (a)	21,093	751,965
TeleCommunication Systems, Inc. (b)	22,959	94,591
THQ, Inc. (a) (b)	38,813	176,987
TIBCO Software, Inc. (a)	88,915	2,422,934
TiVo, Inc. (a) (b)	60,580	530,681
Tyler Technologies, Inc. (a) (b)	15,481	367,055
Ultimate Software Group, Inc. (a)	13,148	772,445
VASCO Data Security International, Inc. (a) (b)	15,031	206,376
VirnetX Holding Corp. (a)	17,733	353,064
Wave Systems Corp. (a) (b)	43,470	136,061
Websense, Inc. (a) (b)	22,427	515,148

		32,491,702

Specialty Retail—2.9%
America’s Car-Mart, Inc. (a) (b)	5,173	133,360
ANN, Inc. (a)	28,431	827,626
Asbury Automotive Group, Inc. (a)	16,056	296,876
Ascena Retail Group, Inc. (a)	31,910	1,034,203
Barnes & Noble, Inc. (b)	20,979	192,797
Bebe Stores, Inc.	27,243	159,372
Big 5 Sporting Goods Corp. (b)	12,258	146,115
Brown Shoe Co., Inc. (b)	23,566	287,977
Cabela’s, Inc. (a)	21,874	547,069
Casual Male Retail Group, Inc. (a)	24,197	118,807
Charming Shoppes, Inc. (a) (b)	64,753	275,848
Christopher & Banks Corp. (b)	20,680	134,006
Citi Trends, Inc. (a) (b)	8,551	190,602
Coldwater Creek, Inc. (a) (b)	34,146	90,145

Security Description	Shares	Value

Specialty Retail—(Continued)
Collective Brands, Inc. (a) (c)	35,085	$757,134
Destination Maternity Corp. (b)	5,886	135,790
DSW, Inc. (Class A) (a)	7,202	287,792
Express, Inc. (a)	8,941	174,707
Genesco, Inc. (a)	12,817	515,243
Group 1 Automotive, Inc. (b)	13,235	566,458
Haverty Furniture Cos., Inc. (a) (b)	10,391	137,785
hhgregg, Inc. (a) (b)	7,296	97,693
Hibbett Sports, Inc. (a)	15,694	562,002
HOT Topic, Inc.	24,702	140,801
JOS A. Bank Clothiers, Inc. (a) (b)	14,680	746,918
Kirkland’s, Inc. (a) (b)	9,307	143,700
Lithia Motors, Inc. (a)	10,850	158,193
Lumber Liquidators Holdings, Inc. (a) (b)	12,132	303,179
MarineMax, Inc. (a) (b)	12,696	125,183
Monro Muffler Brake, Inc.	16,141	532,330
New York & Co., Inc. (a)	15,343	107,554
OfficeMax, Inc. (a)	45,653	590,750
Pacific Sunwear of California (a)	33,024	119,217
Penske Automotive Group, Inc. (a) (b)	24,131	483,103
PEP Boys-Manny, Moe & Jack (b)	28,658	364,243
Pier 1 Imports, Inc. (a) (b)	56,154	569,963
Rent-A-Center, Inc. (a) (b)	34,836	1,216,125
Rue21, Inc. (a) (b)	8,039	231,523
Sally Beauty Holdings, Inc. (a) (b)	51,098	715,883
Select Comfort Corp. (a) (b)	29,844	359,919
Shoe Carnival, Inc. (a) (b)	5,485	153,854
Sonic Automotive, Inc. (a) (b)	22,059	309,047
Stage Stores, Inc.	20,885	401,410
Stein Mart, Inc. (a)	15,504	156,745
Systemax, Inc. (a) (b)	6,631	89,651
Talbots, Inc. (a) (b)	38,055	229,852
The Buckle, Inc.	13,965	564,186
The Cato Corp. (b)	15,629	382,911
The Children’s Place Retail Stores, Inc. (a) (b)	13,647	680,030
The Finish Line, Inc. (Class A)	27,561	547,086
The Men’s Wearhouse, Inc. (b)	27,919	755,488
The Wet Seal, Inc. (a) (b)	55,470	237,412
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17,010	818,691
Vitamin Shoppe, Inc. (a) (b)	8,754	296,148
West Marine, Inc. (a) (b)	8,963	93,484
Zumiez, Inc. (a) (b)	11,433	302,174

		20,596,160

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc. (a)	31,479	901,244
Columbia Sportswear Co.	6,412	381,001
CROCS, Inc. (a)	46,422	828,168
Deckers Outdoor Corp. (a)	20,787	1,790,800
G-III Apparel Group, Ltd. (a)	8,116	304,999
Iconix Brand Group, Inc. (a)	39,147	840,878
K-Swiss, Inc. (a)	14,979	168,813
Liz Claiborne, Inc. (a) (b)	53,725	289,578
Maidenform Brands, Inc. (a)	12,548	358,496
Movado Group, Inc. (a)	10,013	146,991
Oxford Industries, Inc. (b)	7,682	262,648
Perry Ellis International, Inc. (a)	5,714	157,249
Quiksilver, Inc. (a) (b)	66,625	294,483
Skechers U.S.A., Inc. (a)	18,562	381,263

MSF-185

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Steven Madden, Ltd. (a)	12,949	$607,697
The Jones Group, Inc.	47,330	650,787
The Timberland Co. (Class A) (a)	21,312	879,972
The Warnaco Group, Inc. (a)	23,501	1,344,022
True Religion Apparel, Inc. (a) (b)	13,933	327,008
Under Armour, Inc. (a)	18,569	1,263,620
Unifi, Inc. (a)	8,763	148,971
UniFirst Corp.	7,601	402,929
Vera Bradley, Inc. (a)	6,877	290,278
Volcom, Inc. (a) (b)	10,624	196,863
Weyco Group, Inc. (b)	4,154	101,607
Wolverine World Wide, Inc.	26,795	998,918

		14,319,283

Thrifts & Mortgage Finance—1.2%
Abington Bancorp, Inc. (b)	12,336	150,869
Astoria Financial Corp. (b)	45,199	649,510
Bank Mutual Corp. (b)	27,281	115,399
BankFinancial Corp. (b)	11,879	109,168
Beneficial Mutual Bancorp, Inc. (a) (b)	18,913	163,030
Berkshire Hill Bancorp, Inc. (b)	7,472	155,791
Brookline Bancorp, Inc. (b)	32,815	345,542
Dime Community Bancshares	15,501	228,795
ESSA Bancorp, Inc. (b)	8,799	116,147
Federal Agricultural Mortage Corp. (b)	5,480	104,723
First Financial Holdings, Inc. (b)	9,379	106,076
Flushing Financial Corp.	17,365	258,738
Home Federal Bancorp, Inc. (b)	10,146	119,520
Kearny Financial Corp.	8,815	88,414
MGIC Investment Corp. (a)	106,904	950,377
NewAlliance Bancshares, Inc.	55,468	823,145
Northwest Bancshares, Inc.	59,341	744,136
OceanFirst Financial Corp. (b)	6,649	92,753
Ocwen Financial Corp. (a)	39,964	440,403
Oritani Financial Corp.	33,110	419,835
Provident Financial Services, Inc. (b)	31,811	470,803
Provident New York Bancorp (b)	20,537	211,942
Radian Group, Inc.	72,637	494,658
Territorial Bancorp, Inc.	7,186	143,145
The PMI Group, Inc. (a)	78,946	213,154
TrustCo Bank Corp.	42,029	249,232
United Financial Bancorp, Inc. (b)	9,478	156,482
ViewPoint Financial Group (b)	8,536	110,968
Westfield Financial, Inc. (b)	15,381	139,352
WSFS Financial Corp. (b)	3,209	151,144

		8,523,251

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	208,497
Star Scientific, Inc. (a) (b)	54,106	245,641
Universal Corp. (b)	12,962	564,366
Vector Group, Ltd. (b)	27,847	481,475

		1,499,979

Trading Companies & Distributors—1.0%
Aceto Corp.	12,038	95,943
Aircastle, Ltd. (b)	31,055	374,834
Applied Industrial Technologies, Inc.	23,799	791,555

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
Beacon Roofing Supply, Inc. (a)	24,991	$511,566
CAI International, Inc. (a)	5,966	154,281
DXP Enterprises, Inc. (a)	4,456	102,844
H&E Equipment Services, Inc. (a)	16,345	318,891
Houston Wire & Cable Co.	10,450	152,779
Interline Brands, Inc. (a)	18,029	367,792
Kaman Corp. (b)	14,024	493,645
RSC Holdings, Inc. (a)	25,148	361,628
Rush Enterprises, Inc. (a)	17,833	353,093
SeaCube Container Leasing, Ltd.	6,223	99,630
TAL International Group, Inc. (b)	8,589	311,523
Textainer Group Holdings, Ltd. (b)	5,684	211,217
Titan Machinery, Inc. (a) (b)	8,157	205,964
United Rentals, Inc. (a) (b)	32,507	1,081,833
Watsco, Inc.	14,680	1,023,343

		7,012,361

Water Utilities—0.2%
American States Water Co. (b)	9,894	354,799
Cadiz, Inc. (a) (b)	7,887	96,143
California Water Service Group (b)	10,402	386,642
Connecticut Water Service, Inc. (b)	4,800	126,480
Consolidated Water Co., Ltd. (b)	8,783	95,735
Middlesex Water Co. (b)	7,497	136,370
SJW Corp. (b)	7,394	171,171
York Water Co. (b)	6,695	116,560

		1,483,900

Wireless Telecommunication Services—0.1%
ICO Global Communications Holdings, Ltd. (a)	50,508	134,856
NTELOS Holdings Corp. (b)	15,571	286,662
Shenandoah Telecommunications Co. (b)	12,542	226,509
USA Mobility, Inc. (a)	11,723	169,866

		817,893

Total Common Stock (Identified Cost $555,151,802)		674,249,403

Mutual Funds—2.8%

Exchange Traded Funds—2.8%
iShares Russell 2000 Index Fund (b)	235,000	19,779,950

Total Mutual Funds (Identified Cost $18,515,590)		19,779,950

Convertible Preferred Stock—0.0%

Capital Markets—0.0%
GAMCO Investors, Inc. (b)	13,200	8,644

Total Convertible Preferred Stock (Identified Cost $13,200)		8,644

MSF-186

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—24.4%

Security Description	Shares/Par Amount	Value

Discount Notes—0.0%
Federal Home Loan Bank 0.050%, 04/27/11	$150,000	$149,993

Mutual Funds—22.3%
State Street Navigator Securities Lending Prime Portfolio (d)	158,215,743	158,215,743

U.S. Treasury—2.1%
U.S. Treasury Bills
0.020%, 04/14/11	10,000,000	9,999,783
0.060%, 04/21/11	5,025,000	5,024,873

		15,024,656

Total Short Term Investments (Identified Cost $173,390,392)		173,390,392

Total Investments—122.2% (Identified Cost $747,070,984) (e)		867,428,389
Liabilities in excess of other assets		(157,659,597)

Net Assets—100.0%		$709,768,792

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $154,738,791 and the collateral received consisted of cash in the amount of $158,215,743 and non-cash collateral with a value of $ 502,214. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $2,967,287.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $748,281,870. The aggregate unrealized appreciation and depreciation of investments was $179,562,925 and $(60,416,406), respectively, resulting in net unrealized appreciation of $119,146,519 for federal income tax purposes.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	6/17/2011	181	$14,761,980	$15,234,770	$472,790

MSF-187

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$674,249,403	$—	$—	$674,249,403
Total Mutual Funds*	19,779,950	—	—	19,779,950
Total Convertible Preferred Stock*	—	8,644	—	8,644
Short Term Investments
Discount Notes	—	149,993	—	149,993
Mutual Funds	158,215,743	—	—	158,215,743
U.S. Treasury	—	15,024,656	—	15,024,656
Total Short Term Investments	158,215,743	15,174,649	—	173,390,392
Total Investments	$852,245,096	$15,183,293	$—	$867,428,389

Futures Contracts **
Futures Contracts Long (Appreciation)	$472,790	$—	$—	$472,790

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Stock
Balance as of December 31, 2010	$13,395
Transfers Into Level 3	0
Transfers Out of Level 3	(8,645)
Accrued discounts/premiums	0
Realized Gain (Loss)	(97)
Change in unrealized appreciation (depreciation)	(4,555)
Security Purchases	0
Security Sales	(98)

Balance as of March 31, 2011	$0

MSF-188

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Precision Castparts Corp.	75,900	$11,170,962
Textron, Inc. (a)	115,100	3,152,589
The Boeing Co.	103,600	7,659,148

		21,982,699

Air Freight & Logistics—3.2%
Expeditors International of Washington, Inc.	112,900	5,660,806
FedEx Corp.	171,200	16,015,760
United Parcel Service, Inc. (Class B)	110,200	8,190,064

		29,866,630

Auto Components—0.4%
Johnson Controls, Inc.	91,400	3,799,498

Automobiles—0.3%
General Motors Co. (b)	103,100	3,199,193

Beverages—0.3%
PepsiCo., Inc.	39,600	2,550,636

Biotechnology—0.9%
Alexion Pharmaceuticals, Inc. (b)	11,100	1,095,348
Celgene Corp. (b)	65,300	3,756,709
Human Genome Sciences, Inc. (a) (b)	138,100	3,790,845

		8,642,902

Capital Markets—2.9%
Franklin Resources, Inc.	111,700	13,971,436
Invesco, Ltd.	320,600	8,194,536
Northern Trust Corp.	91,000	4,618,250

		26,784,222

Chemicals—3.2%
Air Products & Chemicals, Inc.	48,600	4,382,748
Potash Corp. of Saskatchewan, Inc.	96,100	5,663,173
Praxair, Inc.	200,000	20,320,000

		30,365,921

Commercial Banks—0.5%
U.S. Bancorp	175,200	4,630,536

Communications Equipment—4.2%
Juniper Networks, Inc. (b)	324,900	13,671,792
QUALCOMM, Inc.	464,400	25,463,052

		39,134,844

Computers & Peripherals—8.3%
Apple, Inc. (b)	193,600	67,459,920
EMC Corp. (a) (b)	134,100	3,560,355
NetApp, Inc. (a) (b)	99,300	4,784,274
SanDisk Corp. (b)	48,200	2,221,538

		78,026,087

Construction & Engineering—0.3%
Fluor Corp.	39,800	2,931,668

Security Description	Shares	Value

Consumer Finance—1.6%
American Express Co.	262,200	$11,851,440
Discover Financial Services	121,700	2,935,404

		14,786,844

Diversified Financial Services—1.9%
IntercontinentalExchange, Inc. (b)	60,900	7,523,586
JPMorgan Chase & Co.	213,500	9,842,350

		17,365,936

Electrical Equipment—2.1%
Babcock & Wilcox Co. (b)	87,250	2,912,405
Cooper Industries plc	61,500	3,991,350
Emerson Electric Co.	98,200	5,737,826
Rockwell Automation, Inc.	28,600	2,706,990
Roper Industries, Inc. (a)	48,100	4,158,726

		19,507,297

Electronic Equipment, Instruments & Components—2.5%
Corning, Inc.	650,000	13,409,500
Dolby Laboratories, Inc. (Class A) (b)	137,200	6,751,612
Trimble Navigation, Ltd. (b)	67,400	3,406,396

		23,567,508

Energy Equipment & Services—3.5%
Cameron International Corp. (b)	138,000	7,879,800
FMC Technologies, Inc. (b)	83,400	7,879,632
Schlumberger, Ltd.	183,200	17,085,232

		32,844,664

Food & Staples Retailing—1.0%
Costco Wholesale Corp.	94,200	6,906,744
Whole Foods Market, Inc.	42,100	2,774,390

		9,681,134

Food Products—0.4%
Green Mountain Coffee Roasters, Inc. (b)	62,900	4,063,969

Health Care Equipment & Supplies—1.3%
Covidien plc	29,100	1,511,454
Edwards Lifesciences Corp. (a) (b)	56,400	4,906,800
Stryker Corp. (a)	100,500	6,110,400

		12,528,654

Health Care Providers & Services—3.1%
AmerisourceBergen Corp.	56,200	2,223,272
Express Scripts, Inc. (b)	286,200	15,915,582
McKesson Corp. (a)	142,600	11,272,530

		29,411,384

Hotels, Restaurants & Leisure—5.4%
Carnival plc (GBP) (b)	126,300	4,976,608
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	19,800	5,392,926
Ctrip.com International, Ltd. (ADR)	119,300	4,949,757
Las Vegas Sands Corp. (b)	114,700	4,842,634
Marriott International, Inc. (a)	242,260	8,619,611
MGM Resorts International (a) (b)	78,700	1,034,905

MSF-189

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Royal Caribbean Cruises, Ltd. (b)	95,900	$3,956,834
Starbucks Corp.	260,600	9,629,170
Starwood Hotels & Resorts Worldwide, Inc. (a)	120,800	7,020,896

		50,423,341

Household Products—0.3%
The Procter & Gamble Co.	48,505	2,987,908

Industrial Conglomerates—1.2%
3M Co.	83,400	7,797,900
McDermott International, Inc. (b)	150,900	3,831,351

		11,629,251

Internet & Catalog Retail—5.4%
Amazon.com, Inc. (b)	186,300	33,558,219
Liberty Media Interactive (Series A) (b)	329,200	5,280,368
NetFlix, Inc. (a) (b)	4,700	1,115,451
priceline.com, Inc. (a) (b)	20,430	10,346,569

		50,300,607

Internet Software & Services—8.7%
Baidu, Inc. (ADR) (b)	162,000	22,325,220
eBay, Inc. (b)	280,900	8,719,136
Facebook, Inc. (Private Placement Class B) (b) (c)	132,373	3,309,325
Google, Inc. (Class A) (b)	65,400	38,338,134
Mail.ru Group, Ltd. (GDR) (144A) (b)	23,000	689,770
Mail.ru Group, Ltd. (GDR) (144A) (b) (U.K. Traded Shares)	7,300	218,503
Tencent Holdings, Ltd. (HKD)	335,600	8,157,505

		81,757,593

IT Services—4.5%
Accenture plc	182,100	10,010,037
MasterCard, Inc.	59,900	15,078,028
The Western Union Co. (a)	308,400	6,405,468
Visa, Inc. (Class A)	138,800	10,218,456

		41,711,989

Life Sciences Tools & Services—0.5%
Illumina, Inc. (a) (b)	72,800	5,101,096

Machinery—5.6%
Caterpillar, Inc. (a)	37,000	4,119,950
Cummins, Inc.	40,400	4,428,648
Danaher Corp.	537,900	27,917,010
Deere & Co.	54,000	5,232,060
Joy Global, Inc. (a)	49,400	4,881,214
PACCAR, Inc. (a)	107,300	5,617,155

		52,196,037

Media—1.3%
Discovery Communications, Inc. (a) (b)	80,400	3,207,960
The Walt Disney Co.	211,400	9,109,226

		12,317,186

Security Description	Shares	Value

Metals & Mining—2.2%
Agnico-Eagle Mines, Ltd.	37,600	$2,494,760
BHP Billiton, Ltd. (AUD)	197,600	9,483,772
Freeport-McMoRan Copper & Gold, Inc.	102,200	5,677,210
Walter Energy, Inc.	21,200	2,871,116

		20,526,858

Oil, Gas & Consumable Fuels—5.2%
Alpha Natural Resources, Inc. (b)	46,600	2,766,642
Cimarex Energy Co. (a)	24,600	2,834,904
Continental Resources, Inc. (b)	72,800	5,203,016
EOG Resources, Inc.	84,500	10,014,095
Occidental Petroleum Corp.	101,800	10,637,082
Peabody Energy Corp.	95,800	6,893,768
Suncor Energy, Inc.	240,400	10,779,536

		49,129,043

Pharmaceuticals—0.6%
Allergan, Inc.	72,500	5,148,950

Real Estate Management & Development—0.3%
CB Richard Ellis Group, Inc. (a) (b)	119,900	3,201,330

Road & Rail—1.1%
Union Pacific Corp.	101,400	9,970,662

Semiconductors & Semiconductor Equipment—1.5%
Broadcom Corp.	196,800	7,749,984
NXP Semiconductor NV (b)	72,200	2,204,266
Samsung Electronics Co., Ltd. (KRW)	4,302	3,649,729

		13,603,979

Software—1.4%
Autodesk, Inc. (b)	38,800	1,711,468
Nuance Communications, Inc. (b)	18,100	354,036
Red Hat, Inc. (b)	49,200	2,233,188
Rovi Corp. (a) (b)	98,500	5,284,525
Salesforce.com, Inc. (b)	25,900	3,459,722

		13,042,939

Specialty Retail—1.7%
AutoZone, Inc. (a) (b)	11,300	3,091,228
CarMax, Inc. (a) (b)	192,500	6,179,250
O’Reilly Automotive, Inc. (a) (b)	58,500	3,361,410
Ross Stores, Inc.	49,200	3,499,104

		16,130,992

Textiles, Apparel & Luxury Goods—2.3%
Coach, Inc. (a)	210,600	10,959,624
Fossil, Inc. (b)	19,900	1,863,635
Nike, Inc. (a)	117,900	8,925,030

		21,748,289

Trading Companies & Distributors—1.6%
Fastenal Co.	154,300	10,003,269
W.W. Grainger, Inc. (a)	37,500	5,163,000

		15,166,269

MSF-190

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—3.7%
American Tower Corp. (Class A) (b)	309,900	$16,059,018
Crown Castle International Corp. (b)	438,378	18,652,984

		34,712,002

Total Common Stock (Identified Cost $677,699,448)		926,478,547

Convertible Preferred Stock—0.4%

Internet Software & Services—0.4%
Groupon, Inc. (Private Placement) (b) (c)	64,552	2,039,197
Zynga, Inc. (Private Placement) (b) (c)	78,117	2,191,825

Total Convertible Preferred Stock (Identified Cost $4,231,022)		4,231,022

Short Term Investments—6.0%

Mutual Funds—6.0%
State Street Navigator Securities Lending Prime Portfolio (d)	50,163,103	50,163,103
T. Rowe Price Reserve Investment Fund (e)	5,660,853	5,660,853

Total Short Term Investments (Identified Cost $55,823,956)		55,823,956

Total Investments—105.2% (Identified Cost $737,754,426) (f)		986,533,525
Liabilities in excess of other assets		(48,694,673)

Net Assets—100.0%		$937,838,852

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $48,965,692 and the collateral received consisted of cash in the amount of $50,163,103. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	Affiliated Issuer. See below.
(f)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $737,754,426. The aggregate unrealized appreciation and depreciation of investments was $251,196,718 and $(2,417,619), respectively, resulting in net unrealized appreciation of $248,779,099 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $908,273, which is 0.1% of net assets.
(AUD)—	Australian Dollar
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(KRW)—	South Korean Won

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at March 31, 2011	Realized Gain/Loss on Shares Sold	Income For Period Ended March 31, 2011
T. Rowe Price Reserve Investment Fund	7,516,158	37,455,885	39,311,190	5,660,853	$0	$3,133

MSF-191

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$21,982,699	$—	$—	$21,982,699
Air Freight & Logistics	29,866,630	—	—	29,866,630
Auto Components	3,799,498	—	—	3,799,498
Automobiles	3,199,193	—	—	3,199,193
Beverages	2,550,636	—	—	2,550,636
Biotechnology	8,642,902	—	—	8,642,902
Capital Markets	26,784,222	—	—	26,784,222
Chemicals	30,365,921	—	—	30,365,921
Commercial Banks	4,630,536	—	—	4,630,536
Communications Equipment	39,134,844	—	—	39,134,844
Computers & Peripherals	78,026,087	—	—	78,026,087
Construction & Engineering	2,931,668	—	—	2,931,668
Consumer Finance	14,786,844	—	—	14,786,844
Diversified Financial Services	17,365,936	—	—	17,365,936
Electrical Equipment	19,507,297	—	—	19,507,297
Electronic Equipment, Instruments & Components	23,567,508	—	—	23,567,508
Energy Equipment & Services	32,844,664	—	—	32,844,664
Food & Staples Retailing	9,681,134	—	—	9,681,134
Food Products	4,063,969	—	—	4,063,969
Health Care Equipment & Supplies	12,528,654	—	—	12,528,654
Health Care Providers & Services	29,411,384	—	—	29,411,384
Hotels, Restaurants & Leisure	45,446,733	4,976,608	—	50,423,341
Household Products	2,987,908	—	—	2,987,908
Industrial Conglomerates	11,629,251	—	—	11,629,251
Internet & Catalog Retail	50,300,607	—	—	50,300,607
Internet Software & Services	69,382,490	9,065,778	3,309,325	81,757,593
IT Services	41,711,989	—	—	41,711,989
Life Sciences Tools & Services	5,101,096	—	—	5,101,096
Machinery	52,196,037	—	—	52,196,037
Media	12,317,186	—	—	12,317,186
Metals & Mining	11,043,086	9,483,772	—	20,526,858
Oil, Gas & Consumable Fuels	49,129,043	—	—	49,129,043
Pharmaceuticals	5,148,950	—	—	5,148,950
Real Estate Management & Development	3,201,330	—	—	3,201,330
Road & Rail	9,970,662	—	—	9,970,662
Semiconductors & Semiconductor Equipment	9,954,250	3,649,729	—	13,603,979
Software	13,042,939	—	—	13,042,939
Specialty Retail	16,130,992	—	—	16,130,992
Textiles, Apparel & Luxury Goods	21,748,289	—	—	21,748,289
Trading Companies & Distributors	15,166,269	—	—	15,166,269
Wireless Telecommunication Services	34,712,002	—	—	34,712,002
Total Common Stock	895,993,335	27,175,887	3,309,325	926,478,547

MSF-192

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Total Convertible Preferred Stock *	$—	$—	$4,231,022	$4,231,022
Total Short Term Investments *	55,823,956	—	—	55,823,956
Total Investments	$951,817,291	$27,175,887	$7,540,347	$986,533,525

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Total
Balance as of December 31, 2010	$0	$2,039,198	$2,039,198
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	0	0	0
Change in unrealized appreciation (depreciation)	0	0	0
Security Purchases	3,309,325	2,191,824	5,501,149
Security Sales	0	0	0

Balance as of March 31, 2011	$3,309,325	$4,231,022	$7,540,347

MSF-193

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Esterline Technologies Corp. (a)	37,800	$2,673,216
GenCorp, Inc. (a) (b)	94,800	566,904
Heico Corp. (Class A)	55,575	2,499,764
Hexcel Corp. (a)	96,800	1,905,992
Taser International, Inc. (a)	80,600	328,042
TransDigm Group, Inc. (a)	52,100	4,367,543
Triumph Group, Inc.	13,300	1,176,385

		13,517,846

Air Freight & Logistics—0.6%
HUB Group, Inc. (a)	46,700	1,690,073
UTi Worldwide, Inc.	117,700	2,382,248

		4,072,321

Airlines—0.4%
Allegiant Travel Co. (a) (b)	10,900	477,529
United Continental Holdings, Inc. (a) (b)	84,000	1,931,160

		2,408,689

Auto Components—1.3%
Dana Holding Corp. (a)	123,000	2,138,970
Gentex Corp.	34,000	1,028,500
Tenneco, Inc. (a)	69,200	2,937,540
TRW Automotive Holdings Corp. (a)	38,000	2,093,040

		8,198,050

Beverages—0.5%
Boston Beer Co., Inc. (a)	34,487	3,194,186

Biotechnology—5.5%
Acorda Therapeutics, Inc. (a)	27,900	647,280
Alexion Pharmaceuticals, Inc. (a)	38,100	3,759,708
Alkermes, Inc. (a)	97,100	1,257,445
Allos Therapeutics, Inc. (a) (b)	15,600	49,452
Alnylam Pharmaceuticals, Inc. (a)	24,200	231,594
AMAG Pharmaceuticals, Inc. (a) (b)	5,300	88,510
Arqule, Inc. (a) (b)	55,000	393,800
BioMarin Pharmaceutical, Inc. (a) (b)	80,000	2,010,400
Cepheid, Inc. (a) (b)	57,200	1,602,744
Cubist Pharmaceuticals, Inc. (a)	46,300	1,168,612
Exelixis, Inc. (a) (b)	229,600	2,594,480
Human Genome Sciences, Inc. (a) (b)	88,000	2,415,600
Idenix Pharmaceuticals, Inc. (a)	111,000	368,520
Incyte Corp. (a) (b)	181,700	2,879,945
InterMune, Inc. (a)	47,000	2,217,930
Lexicon Pharmaceuticals, Inc. (a) (b)	98,100	164,808
Momenta Pharmaceuticals, Inc. (a) (b)	23,900	378,815
Myriad Pharmaceuticals, Inc. (a)	10,625	41,012
Onyx Pharmaceuticals, Inc. (a)	51,100	1,797,698
Pharmasset, Inc. (a) (b)	29,300	2,306,203
Regeneron Pharmaceuticals, Inc. (a) (b)	76,300	3,428,922
Rigel Pharmaceuticals, Inc. (a) (b)	8,400	59,724
Savient Pharmaceuticals, Inc. (a)	36,900	391,140
Seattle Genetics, Inc. (a) (b)	69,500	1,082,115
Theravance, Inc. (a)	56,600	1,370,852
United Therapeutics Corp. (a)	43,200	2,895,264

		35,602,573

Security Description	Shares	Value

Capital Markets—1.2%
Affiliated Managers Group, Inc. (a)	24,449	$2,673,987
Cohen & Steers, Inc. (b)	9,200	273,056
E*TRADE Financial Corp. (a)	145,860	2,279,792
Greenhill & Co., Inc.	12,000	789,480
Knight Capital Group, Inc. (a)	25,500	341,700
Stifel Financial Corp. (a) (b)	23,000	1,651,170

		8,009,185

Chemicals—2.8%
Intrepid Potash, Inc. (a)	33,200	1,156,024
Koppers Holdings, Inc. (b)	30,400	1,298,080
Nalco Holding Co.	36,700	1,002,277
Rockwood Holdings, Inc. (a) (b)	92,000	4,528,240
Senomyx, Inc. (a) (b)	54,500	329,180
Solutia, Inc. (a)	137,600	3,495,040
Stepan Co. (b)	30,100	2,182,250
The Scotts Miracle-Gro Co.	10,700	618,995
W.R. Grace & Co. (a)	91,300	3,495,877

		18,105,963

Commercial Banks—1.2%
Danvers Bancorp, Inc. (b)	38,200	818,244
Signature Bank (a)	55,200	3,113,280
SVB Financial Group (a)	34,800	1,981,164
Texas Capital Bancshares, Inc. (a) (b)	56,900	1,478,831

		7,391,519

Commercial Services & Supplies—2.1%
ACCO Brands Corp. (a) (b)	67,700	645,858
Cenveo, Inc. (a) (b)	108,300	707,199
Clean Harbors, Inc. (a)	55,300	5,455,898
Rollins, Inc. (b)	77,350	1,570,205
The Brink’s Co.	24,400	807,884
U.S. Ecology, Inc. (b)	33,900	590,877
Waste Connections, Inc. (b)	124,100	3,572,839

		13,350,760

Communications Equipment—3.9%
Acme Packet, Inc. (a)	34,600	2,455,216
ADTRAN, Inc.	53,700	2,280,102
Arris Group, Inc. (a)	43,400	552,916
Blue Coat Systems, Inc. (a) (b)	70,700	1,990,912
Cogo Group, Inc. (a)	56,600	456,762
Comtech Telecommunications Corp. (a) (b)	38,000	1,032,840
DG FastChannel, Inc. (a) (b)	87,700	2,825,694
F5 Networks, Inc. (a)	11,800	1,210,326
JDS Uniphase Corp. (a)	163,400	3,405,256
Plantronics, Inc. (b)	69,500	2,545,090
Polycom, Inc. (a)	74,193	3,846,907
Riverbed Technology, Inc. (a)	69,100	2,601,615

		25,203,636

Computers & Peripherals—0.2%
Synaptics, Inc. (a) (b)	53,700	1,450,974

Construction & Engineering—0.1%
MYR Group, Inc. (a)	32,000	765,440

MSF-194

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—0.3%
World Acceptance Corp. (a)	26,200	$1,708,240

Containers & Packaging—0.8%
Crown Holdings, Inc. (a)	31,400	1,211,412
Greif, Inc.	7,700	503,657
Rock-Tenn Co. (b)	48,600	3,370,410

		5,085,479

Distributors—0.2%
LKQ Corp. (a)	39,400	949,540

Diversified Consumer Services—1.4%
American Public Education, Inc. (a) (b)	41,800	1,690,810
Capella Education Co. (a) (b)	11,100	552,669
Matthews International Corp.	22,700	875,085
Steiner Leisure, Ltd. (a)	36,100	1,669,986
Weight Watchers International, Inc. (b)	61,800	4,332,180

		9,120,730

Diversified Financial Services—1.0%
MSCI, Inc. (a)	70,078	2,580,272
NewStar Financial, Inc. (a) (b)	141,900	1,549,548
Portfolio Recovery Associates, Inc. (a)	25,500	2,170,815

		6,300,635

Diversified Telecommunication Services—0.4%
Premiere Global Services, Inc. (a) (b)	62,200	473,964
tw telecom, inc. (a)	113,500	2,179,200

		2,653,164

Electrical Equipment—2.1%
Acuity Brands, Inc.	58,000	3,392,420
General Cable Corp. (a)	30,000	1,299,000
II-VI, Inc. (a)	50,700	2,522,325
Thomas & Betts Corp. (a)	62,600	3,722,822
Woodward Governor Co. (b)	82,100	2,837,376

		13,773,943

Electronic Equipment, Instruments & Components—1.9%
Anixter International, Inc. (a)	46,900	3,277,841
Coherent, Inc. (a)	33,100	1,923,441
CyberOptics Corp. (a) (b)	101,837	882,927
Dolby Laboratories, Inc. (Class A) (a)	34,800	1,712,508
Itron, Inc. (a)	25,300	1,427,932
Power-One, Inc. (a) (b)	89,400	782,250
Rofin-Sinar Technologies, Inc. (a)	27,400	1,082,300
Trimble Navigation, Ltd. (a)	21,200	1,071,448

		12,160,647

Energy Equipment & Services—3.7%
Atwood Oceanics, Inc. (a)	42,000	1,950,060
Complete Production Services, Inc. (a)	67,400	2,143,994
Core Laboratories NV (b)	38,800	3,964,196
Dawson Geophysical Co. (a) (b)	12,900	566,052
Dril-Quip, Inc. (a)	28,200	2,228,646
Gulf Island Fabrication, Inc.	27,100	871,807

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Helix Energy Solutions Group, Inc. (a)	17,300	$297,560
ION Geophysical Corp. (a) (b)	54,500	691,605
Oceaneering International, Inc. (a)	18,900	1,690,605
Oil States International, Inc. (a)	45,500	3,464,370
Superior Energy Services, Inc. (a)	70,500	2,890,500
Tesco Corp. (a) (b)	60,500	1,327,975
Tetra Technologies, Inc. (a)	70,600	1,087,240
Unit Corp. (a)	11,800	731,010

		23,905,620

Food Products—0.6%
J&J Snack Foods Corp.	39,200	1,845,144
TreeHouse Foods, Inc. (a) (b)	38,300	2,178,121

		4,023,265

Health Care Equipment & Supplies—2.8%
American Medical Systems Holdings, Inc. (a) (b)	58,900	1,274,596
ArthroCare Corp. (a)	41,600	1,386,944
Edwards Lifesciences Corp. (a)	21,900	1,905,300
HeartWare International, Inc. (a)	16,400	1,402,692
IDEXX Laboratories, Inc. (a)	36,300	2,803,086
Integra LifeSciences Holdings Corp. (a) (b)	24,600	1,166,532
Masimo Corp. (a) (b)	39,500	1,307,450
Meridian Bioscience, Inc. (b)	56,400	1,353,036
Orthofix International NV (a) (b)	23,800	772,548
Sirona Dental Systems, Inc. (a)	60,400	3,029,664
Stereotaxis, Inc. (a) (b)	2,000	7,740
STERIS Corp. (b)	14,800	511,192
Thoratec Corp. (a)	39,300	1,019,049

		17,939,829

Health Care Providers & Services—3.6%
Alliance HealthCare Services, Inc. (a) (b)	59,100	261,222
Amedisys, Inc. (a)	37,433	1,310,155
Catalyst Health Solutions, Inc. (a)	44,600	2,494,478
Centene Corp. (a)	56,600	1,866,668
Chemed Corp.	23,500	1,565,335
Corvel Corp. (a)	27,900	1,483,722
Gentiva Health Services, Inc. (a)	46,100	1,292,183
Healthsouth Corp. (a) (b)	79,100	1,975,918
Healthspring, Inc. (a)	53,500	1,999,295
HMS Holdings Corp. (a)	25,700	2,103,545
Mednax, Inc. (a)	18,600	1,238,946
PharMerica Corp. (a)	39,600	453,024
PSS World Medical, Inc. (a) (b)	45,500	1,235,325
Sun Healthcare Group, Inc. (a)	18,533	260,759
Tenet Healthcare Corp. (a)	378,800	2,822,060
VCA Antech, Inc. (a) (b)	38,000	956,840

		23,319,475

Health Care Technology—0.6%
Allscripts Heathcare Solutions, Inc. (a)	75,020	1,574,670
Cerner Corp. (a) (b)	11,200	1,245,440
MedAssets, Inc. (a) (b)	28,200	430,614
Vital Images, Inc. (a) (b)	23,200	313,432

		3,564,156

MSF-195

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.3%
CEC Entertainment, Inc. (a)	22,600	$852,698
Choice Hotels International, Inc. (b)	27,700	1,076,145
Denny’s Corp. (a)	255,400	1,036,924
P.F. Chang’s China Bistro, Inc. (a)	30,100	1,390,319
Panera Bread Co. (a)	47,300	6,007,100
Red Robin Gourmet Burgers, Inc. (a) (b)	11,600	312,040
The Cheesecake Factory, Inc. (a) (b)	63,900	1,922,751
WMS Industries, Inc. (a)	55,150	1,949,553

		14,547,530

Household Durables—0.6%
Tempur-Pedic International, Inc. (a)	74,500	3,774,170

Household Products—0.2%
Church & Dwight Co., Inc.	15,900	1,261,506

Insurance—0.5%
Amtrust Financial Services, Inc. (b)	41,100	783,777
HCC Insurance Holdings, Inc.	36,700	1,149,077
StanCorp Financial Group, Inc.	19,400	894,728
The Navigators Group, Inc. (a)	6,300	324,450

		3,152,032

Internet & Catalog Retail—1.0%
HSN, Inc. (a)	45,400	1,454,162
priceline.com, Inc. (a)	3,100	1,569,964
Shutterfly, Inc. (a) (b)	63,900	3,345,804

		6,369,930

Internet Software & Services—2.3%
j2 Global Communications, Inc. (a) (b)	68,200	2,012,582
MercadoLibre, Inc. (a) (b)	30,900	2,522,367
Perficient, Inc. (a)	77,300	928,373
RealNetworks, Inc. (a) (b)	208,300	774,876
SINA Corp. (a) (b)	23,100	2,472,624
Sohu.com, Inc. (a)	26,600	2,376,976
ValueClick, Inc. (a)	77,300	1,117,758
WebMD Health Corp. (a)	54,400	2,906,048

		15,111,604

IT Services—4.0%
CACI International, Inc. (a)	6,900	423,108
Gartner, Inc. (Class A) (a)	136,700	5,696,289
Genpact, Ltd. (a)	49,900	722,552
Global Payments, Inc.	41,220	2,016,482
Heartland Payment Systems, Inc. (b)	41,360	725,041
MAXIMUS, Inc. (b)	40,400	3,279,268
NCI, Inc. (a)	66,069	1,610,102
NeuStar, Inc. (a)	29,200	746,936
SRA International, Inc. (a) (b)	34,200	969,912
TeleTech Holdings, Inc. (a)	61,000	1,182,180
TNS, Inc. (a) (b)	44,018	685,360
Unisys Corp. (a)	31,609	986,833
VeriFone Systems, Inc. (a) (b)	86,600	4,758,670
Wright Express Corp. (a)	41,500	2,151,360

		25,954,093

Security Description	Shares	Value

Leisure Equipment & Products—1.1%
Brunswick Corp. (b)	104,400	$2,654,892
Polaris Industries, Inc. (b)	43,400	3,776,668
Pool Corp.	36,600	882,426

		7,313,986

Life Sciences Tools & Services—1.5%
Bio-Rad Laboratories, Inc. (a)	11,300	1,357,582
Bruker Corp. (a)	109,900	2,291,415
eResearch Technology, Inc. (a)	29,400	199,038
Illumina, Inc. (a) (b)	32,700	2,291,289
Mettler-Toledo International, Inc. (a)	11,800	2,029,600
Parexel International Corp. (a)	46,600	1,160,340

		9,329,264

Machinery—6.4%
Actuant Corp.	114,300	3,314,700
Chart Industries, Inc. (a)	33,000	1,816,320
Gardner Denver, Inc.	83,300	6,499,899
Graco, Inc. (b)	58,400	2,656,616
IDEX Corp.	69,300	3,024,945
John Bean Technologies Corp.	39,800	765,354
Meritor, Inc. (a) (b)	116,000	1,968,520
Middleby Corp. (a)	36,300	3,383,886
NACCO Industries, Inc.	13,200	1,460,844
Nordson Corp. (b)	37,500	4,314,750
Robbins & Myers, Inc. (b)	50,200	2,308,698
Toro Co.	47,500	3,145,450
Valmont Industries, Inc. (b)	26,700	2,786,679
Wabtec Corp.	52,500	3,561,075

		41,007,736

Marine—0.5%
Kirby Corp. (a) (b)	61,000	3,494,690

Media—1.7%
CTC Media, Inc. (a) (b)	52,900	1,246,853
John Wiley & Sons, Inc.	38,300	1,947,172
Knology, Inc. (a)	52,400	676,484
Liberty Media Capital Corp. (Series A) (a)	38,600	2,843,662
Madison Square Garden, Inc. (a)	71,900	1,940,581
National CineMedia, Inc.	43,900	819,613
SIRIUS XM Radio, Inc. (a) (b)	1,046,800	1,737,688

		11,212,053

Metals & Mining—1.4%
Allied Nevada Gold Corp. (a)	67,900	2,409,092
Carpenter Technology Corp.	26,900	1,148,899
Compass Minerals International, Inc.	17,500	1,636,775
Royal Gold, Inc.	16,600	869,840
Stillwater Mining Co. (a)	117,100	2,685,103

		8,749,709

Multiline Retail—0.4%
Big Lots, Inc. (a)	61,200	2,657,916

Oil, Gas & Consumable Fuels—4.1%
Bill Barrett Corp. (a) (b)	13,800	550,758
Clayton Williams Energy, Inc. (a) (b)	37,000	3,910,900

MSF-196

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Comstock Resources, Inc. (a) (b)	37,000	$1,144,780
Concho Resources, Inc. (a)	32,600	3,497,980
Contango Oil & Gas Co. (a) (b)	22,900	1,448,196
Gran Tierra Energy, Inc. (a) (b)	293,300	2,366,931
Northern Oil & Gas, Inc. (a) (b)	126,200	3,369,540
Patriot Coal Corp. (a)	93,100	2,404,773
SM Energy Co.	87,100	6,461,949
Whiting Petroleum Corp. (a)	16,600	1,219,270

		26,375,077

Paper & Forest Products—0.4%
Clearwater Paper Corp. (a)	15,700	1,277,980
KapStone Paper & Packaging Corp. (a)	79,800	1,370,166

		2,648,146

Personal Products—0.5%
Herbalife, Ltd.	37,400	3,042,864

Pharmaceuticals—2.0%
Akorn, Inc. (a) (b)	107,400	619,698
Auxilium Pharmaceuticals, Inc. (a)	35,900	770,773
AVANIR Pharmaceuticals, Inc. (a) (b)	123,200	502,656
Cadence Pharmaceuticals, Inc. (a) (b)	32,400	298,404
MAP Pharmaceuticals, Inc. (a) (b)	25,200	347,508
Nektar Therapeutics (a) (b)	82,200	778,434
Par Pharmaceutical Cos., Inc. (a)	51,500	1,600,620
Salix Pharmaceuticals, Ltd. (a)	51,200	1,793,536
The Medicines Co. (a)	77,500	1,262,475
Valeant Pharmaceuticals International, Inc. (a) (b)	65,614	3,268,233
ViroPharma, Inc. (a)	71,900	1,430,810
XenoPort, Inc. (a)	25,200	149,436

		12,822,583

Professional Services—1.1%
Huron Consulting Group, Inc. (a) (b)	63,200	1,750,008
IHS, Inc. (a)	14,400	1,278,000
Korn/Ferry International (a)	44,200	984,334
The Advisory Board Co. (a)	39,800	2,049,700
Towers Watson & Co.	22,900	1,270,034

		7,332,076

Real Estate Investment Trusts—0.7%
DuPont Fabros Technology, Inc. (b)	40,200	974,850
Sabra Healthcare REIT, Inc.	20,033	352,781
Strategic Hotels & Resorts, Inc. (a)	131,700	849,465
Taubman Centers, Inc.	41,900	2,245,002

		4,422,098

Real Estate Management & Development—0.7%
Forest City Enterprises, Inc. (a)	118,400	2,229,472
Jones Lang LaSalle, Inc.	24,100	2,403,734

		4,633,206

Road & Rail—1.4%
Avis Budget Group, Inc. (a) (b)	88,800	1,590,408
Landstar System, Inc.	45,100	2,060,168

Security Description	Shares	Value

Road & Rail—(Continued)
Old Dominion Freight Line, Inc. (a)	84,100	$2,951,069
RailAmerica, Inc. (a)	135,500	2,308,920

		8,910,565

Semiconductors & Semiconductor Equipment—5.0%
Advanced Energy Industries, Inc. (a)	38,100	622,935
Amkor Technology, Inc. (a) (b)	174,500	1,176,130
Atheros Communications, Inc. (a)	54,900	2,451,285
Atmel Corp. (a)	191,100	2,604,693
Cabot Microelectronics Corp. (a)	19,900	1,039,775
Cymer, Inc. (a)	32,400	1,833,192
Cypress Semiconductor Corp. (a)	146,000	2,829,480
Diodes, Inc. (a) (b)	62,600	2,132,156
FEI Co. (a)	30,200	1,018,344
Micrel, Inc. (b)	95,400	1,285,992
Microsemi Corp. (a)	80,600	1,669,226
ON Semiconductor Corp. (a)	140,500	1,386,735
Pericom Semiconductor Corp. (a)	35,135	364,350
PMC-Sierra, Inc. (a)	107,300	804,750
Semtech Corp. (a)	65,200	1,631,304
Silicon Laboratories, Inc. (a) (b)	52,600	2,272,846
Tessera Technologies, Inc. (a)	32,300	589,798
TriQuint Semiconductor, Inc. (a)	138,200	1,784,162
Varian Semiconductor Equipment Associates, Inc. (a)	55,650	2,708,485
Veeco Instruments, Inc. (a) (b)	34,900	1,774,316

		31,979,954

Software—10.3%
Actuate Corp. (a) (b)	99,519	517,499
Advent Software, Inc. (a) (b)	72,500	2,078,575
ANSYS, Inc. (a)	24,430	1,323,862
AsiaInfo Holdings, Inc. (a)	38,300	829,195
Blackboard, Inc. (a) (b)	63,900	2,315,736
CommVault Systems, Inc. (a)	67,100	2,675,948
Concur Technologies, Inc. (a) (b)	30,200	1,674,590
Ebix, Inc. (a)	65,100	1,539,615
Epicor Software Corp. (a)	40,600	449,442
FactSet Research Systems, Inc. (b)	30,500	3,194,265
Fortinet, Inc. (a)	71,200	3,132,800
Informatica Corp. (a)	134,000	6,998,820
Jack Henry & Associates, Inc. (b)	29,200	989,588
Kenexa Corp. (a) (b)	62,700	1,729,893
MICROS Systems, Inc. (a)	97,000	4,794,710
Monotype Imaging Holdings, Inc. (a)	136,305	1,976,422
Net 1 UEPS Technologies, Inc. (a)	40,600	349,160
Netscout Systems, Inc. (a)	83,200	2,273,024
Opnet Technologies, Inc. (b)	84,900	3,310,251
Parametric Technology Corp. (a) (b)	97,400	2,190,526
Progress Software Corp. (a)	35,800	1,041,422
Quest Software, Inc. (a)	59,700	1,515,783
Rovi Corp. (a)	73,000	3,916,450
Solera Holdings, Inc.	85,200	4,353,720
Taleo Corp. (a)	49,070	1,749,345
TIBCO Software, Inc. (a)	217,300	5,921,425
Ultimate Software Group, Inc. (a)	62,500	3,671,875

		66,513,941

MSF-197

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—3.9%
Aaron’s, Inc.	66,600	$1,688,976
Aeropostale, Inc. (a)	78,025	1,897,568
Ascena Retail Group, Inc. (a)	90,300	2,926,623
Guess?, Inc.	29,000	1,141,150
Hibbett Sports, Inc. (a) (b)	40,550	1,452,096
JOS A. Bank Clothiers, Inc. (a) (b)	45,800	2,330,304
Monro Muffler Brake, Inc.	96,900	3,195,762
Office Depot, Inc. (a)	90,600	419,478
Sally Beauty Holdings, Inc. (a) (b)	227,000	3,180,270
The Children’s Place Retail Stores, Inc. (a) (b)	25,200	1,255,716
Tractor Supply Co.	92,000	5,507,120

		24,995,063

Textiles, Apparel & Luxury Goods—2.5%
Deckers Outdoor Corp. (a)	50,800	4,376,420
Fossil, Inc. (a)	41,849	3,919,159
Hanesbrands, Inc. (a)	52,900	1,430,416
Iconix Brand Group, Inc. (a) (b)	70,000	1,503,600
Phillips-Van Heusen Corp.	40,200	2,614,206
The Warnaco Group, Inc. (a)	38,300	2,190,377

		16,034,178

Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp. (a)	73,300	651,637
Radian Group, Inc.	71,400	486,234

		1,137,871

Trading Companies & Distributors—1.2%
Beacon Roofing Supply, Inc. (a)	75,500	1,545,485
MSC Industrial Direct Co.	16,900	1,157,143
RSC Holdings, Inc. (a)	159,100	2,287,858
United Rentals, Inc. (a) (b)	85,800	2,855,424

		7,845,910

Security Description	Shares	Value

Wireless Telecommunication Services—0.3%
SBA Communications Corp. (a) (b)	52,100	$2,067,328

Total Common Stock (Identified Cost $459,524,465)		640,472,944

Short Term Investments—14.4%

Mutual Funds—14.4%
State Street Navigator Securities Lending Prime Portfolio (c)	86,713,069	86,713,069
T. Rowe Price Reserve Investment Fund (d)	6,232,710	6,232,710

Total Short Term Investments (Identified Cost $92,945,779)		92,945,779

Total Investments—113.9% (Identified Cost $552,470,244) (e)		733,418,723
Liabilities in excess of other assets		(89,574,868)

Net Assets—100.0%		$643,843,855

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $84,955,352 and the collateral received consisted of cash in the amount of $86,713,069 and non-cash collateral with a value of $173,259. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $552,798,593. The aggregate unrealized appreciation and depreciation of investments was $194,515,047 and $ (13,894,917), respectively, resulting in net unrealized appreciation of $180,620,130 for federal income tax purposes.

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at March 31, 2011	Realized Gain/Loss on Shares Sold	Income For Period Ended March 31, 2011
T. Rowe Price Reserve Investment Fund	5,613,248	39,068,400	38,448,938	6,232,710	$0	$3,645

MSF-198

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock *	$640,472,944	$—	$—	$640,472,944
Total Short Term Investments *	92,945,779	—	—	92,945,779
Total Investments	$733,418,723	$—	$—	$733,418,723

*	See Schedule of Investments for additional detailed categorizations.

MSF-199

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stock—94.3% of Net Assets

Security Description	Shares	Value

Brazil—2.2%
Petroleo Brasileiro S.A. (ADR)	181,800	$7,350,174
Vale S.A. (ADR)	264,800	8,831,080

		16,181,254

Canada—14.3%
Agnico-Eagle Mines, Ltd. (USD)	160,200	10,629,270
First Quantum Minerals, Ltd. (a)	86,300	11,137,833
Goldcorp, Inc. (USD)	241,400	12,021,720
IAMGOLD Corp. (USD)	719,800	15,849,996
Kinross Gold Corp.	472,004	7,421,508
Kinross Gold Corp. (USD)	340,900	5,369,175
Osisko Mining Corp. (b)	723,400	10,391,710
Osisko Mining Corp. (Additional Share Issue) (b)	100,300	1,443,568
Pacific Rubiales Energy Corp. (b)	406,100	11,241,089
Potash Corp. of Saskatchewan, Inc. (USD)	229,500	13,524,435
Teck Resources, Ltd. (USD)	141,100	7,481,122

		106,511,426

Channel Islands—1.1%
Randgold Resources, Ltd. (ADR) (b)	97,600	7,958,304

China—1.1%
Yanzhou Coal Mining Co., Ltd.	2,337,000	8,440,196

Marshall Islands—0.2%
General Maritime Corp. (a)	519,900	1,065,795

Norway—1.6%
SeaDrill, Ltd.	333,100	12,030,860

United Kingdom—7.2%
Afren plc (b)	1,757,589	4,591,562
African Minerals, Ltd. (b)	394,800	3,178,325
Antofagasta plc	146,500	3,196,265
BHP Billiton plc	340,500	13,502,919
Heritage Oil plc (a) (b)	355,500	1,627,291
Vendeta Resources plc (a)	151,200	5,769,237
Xstrata plc	923,700	21,576,348

		53,441,947

United States—66.6%
Alpha Natural Resources, Inc. (a) (b)	374,000	22,204,380
Anadarko Petroleum Corp.	332,750	27,258,880
Apache Corp.	80,300	10,512,876
Berry Petroleum Co. (a)	142,624	7,195,381
Brigham Exploration Co. (b)	507,500	18,868,850
Cabot Oil & Gas Corp.	314,800	16,674,956
Cameron International Corp. (b)	359,700	20,538,870
Cimarex Energy Co.	151,500	17,458,860
Concho Resources, Inc. (b)	133,350	14,308,455
Consol Energy, Inc.	324,100	17,381,483
Cummins, Inc.	35,100	3,847,662
Diamond Offshore Drilling, Inc. (a)	190,400	14,794,080
Dril-Quip, Inc. (b)	151,000	11,933,530
Green Plains Renewable Energy, Inc. (a) (b)	72,900	876,258
Halliburton Co.	516,200	25,727,408
Holly Corp.	200,800	12,200,608

Security Description	Shares	Value

United States—(Continued)
Jacobs Engineering Group, Inc. (b)	13,700	$708,016
Key Energy Services, Inc. (a) (b)	220,800	3,433,440
Louisiana-Pacific Corp. (a) (b)	637,000	6,688,500
Massey Energy Co. (a)	192,900	13,186,644
Murphy Oil Corp.	131,500	9,654,730
Newfield Exploration Co. (b)	347,400	26,405,874
Newmont Mining Corp.	275,200	15,020,416
Noble Energy, Inc.	114,000	11,018,100
Occidental Petroleum Corp.	170,900	17,857,341
Petrohawk Energy Corp. (b)	759,300	18,633,222
Pioneer Natural Resources Co. (a)	225,600	22,993,152
QEP Resources, Inc.	367,500	14,898,450
Schlumberger, Ltd.	294,500	27,465,070
Steel Dynamics, Inc. (a)	348,500	6,541,345
Terex Corp. (a)	189,800	7,030,192
Walter Energy, Inc.	69,600	9,425,928
Weatherford International, Ltd. (b)	969,000	21,899,400
Western Refining, Inc. (a) (b)	228,300	3,869,685
Whiting Petroleum Corp. (b)	226,300	16,621,735

		495,133,777

Total Common Stock (Identified Cost $487,498,179)		700,763,559

Exchange Traded Funds—1.6%

United States—1.6%
SPDR Gold Trust (b)	83,400	11,660,988

Total Exchange Traded Funds (Identified Cost $10,149,187)		11,660,988

Warrants—0.0%

Canada—0.0%
Kinross Gold Corp. (a) (b)	29,480	81,906

Total Warrants (Identified Cost $140,490)		81,906

Short Term Investments—12.0%

United States—12.0%
AIM STIT-STIC Prime Portfolio	27,684,749	27,684,749
State Street Navigator Securities Lending Prime Portfolio (c)	61,801,439	61,801,439

Total Short Term Investments (Identified Cost $89,486,188)		89,486,188

Total Investments—107.9% (Identified Cost $587,274,044) (d)		801,992,641
Liabilities in excess of other assets		(58,730,270)

Net Assets—100.0%		$743,262,371

(a)

All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $69,032,833 and the collateral received consisted of cash in the amount of $61,801,439 and non-cash collateral with a value of $9,028,084. The cash collateral is invested in

MSF-200

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $587,274,044. The aggregate unrealized appreciation and depreciation of investments was $219,781,521 and $(5,062,924), respectively, resulting in net realized appreciation of $214,718,597 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(USD)—	United States Dollar

Largest Industries as of March 31, 2011	% of Net Assets
Oil, Gas & Consumable Fuels	47.7%
Metals & Mining	25.4%
Energy Equipment & Services	18.5%
Chemicals	1.8%
Machinery	1.5%
Paper & Forest Products	0.9%
Construction & Engineering	0.1%

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$16,181,254	$—	$—	$16,181,254
Canada	106,511,426	—	—	106,511,426
Channel Islands	7,958,304	—	—	7,958,304
China	—	8,440,196	—	8,440,196
Marshall Islands	1,065,795	—	—	1,065,795
Norway	—	12,030,860	—	12,030,860
United Kingdom	—	53,441,947	—	53,441,947
United States	495,133,777	—	—	495,133,777
Total Common Stock	626,850,556	73,913,003	—	700,763,559
Exchange Traded Funds
United States	11,660,988	—	—	11,660,988
Warrants
Canada	81,906	—	—	81,906
Short Term Investments
United States	89,486,188	—	—	89,486,188
Total Investments	$728,079,638	$73,913,003	$—	$801,992,641

MSF-201

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—41.8% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
The Boeing Co. 4.875%, 02/15/20 (a)	$990,000	$1,057,861

Airlines—1.1%
Continental Airlines, Inc. (144A) 6.750%, 09/15/15 (a)	4,730,000	4,771,387
Delta Air Lines, Inc. 6.417%, 01/02/14	440,000	452,100
6.821%, 08/10/22	784,897	810,406
8.021%, 02/10/24	941,725	972,331
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14	380,000	403,750
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	119,971	136,767

		7,546,741

Auto Components—0.1%
Allison Transmission, Inc. (144A) 11.250%, 11/01/15 (a)	584,000	634,370

Automobiles—0.1%
Motors Liquidation Co. 8.250%, 07/15/23 (b)	385,000	109,725
8.375%, 07/15/33 (a) (b)	1,740,000	517,650

		627,375

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.000%, 04/15/20 (a)	300,000	313,743
5.375%, 01/15/20 (a)	620,000	665,447
PepsiCo., Inc. 7.900%, 11/01/18 (a)	116,000	147,234

		1,126,424

Capital Markets—1.4%
Credit Suisse 5.860%, 05/29/49 (c)	500,000	485,000
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	820,000	918,065
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	3,880,000	3,346,500
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (b) (c)	3,780,000	378
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (b) (c)	1,080,000	108
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (b)	2,890,000	289
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	350,000	388,742
Morgan Stanley 0.753%, 10/18/16 (c)	490,000	458,262
5.625%, 01/09/12 (a)	1,290,000	1,339,375
The Goldman Sachs Group, Inc. 3.625%, 08/01/12 (a)	230,000	237,190
4.750%, 07/15/13	110,000	116,565
5.250%, 10/15/13 (a)	330,000	354,368
5.300%, 02/14/12	70,000	72,728

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc. 5.450%, 11/01/12 (a)	$370,000	$393,251
6.600%, 01/15/12	150,000	156,794
UBS AG 2.250%, 01/28/14	500,000	500,714
3.875%, 01/15/15 (a)	410,000	420,215

		9,188,544

Chemicals—0.1%
Ashland, Inc. 9.125%, 06/01/17 (a)	775,000	889,312
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	41,476

		930,788

Commercial Banks—3.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15	1,110,000	1,150,415
Barclays Bank plc (144A) 6.050%, 12/04/17	950,000	989,779
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	860,000	892,803
5.000%, 10/15/19	370,000	382,077
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a) (c)	1,910,000	2,043,700
Glitnir Banki Hf (144A) 6.330%, 07/28/11 (b)	720,000	219,600
6.693%, 06/15/16 (b) (c) (d)	1,400,000	0
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (c)	50,000	47,875
ICICI Bank, Ltd. 6.375%, 04/30/22 (c)	619,000	615,905
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (c)	344,000	342,280
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (b)	350,000	98,000
7.125%, 05/19/16 (b) (d)	450,000	0
7.625%, 02/28/15 (b)	5,920,000	1,657,600
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (b)	2,000,000	160,000
Lloyds TSB Bank plc (144A) 4.375%, 01/12/15	300,000	305,557
5.800%, 01/13/20	770,000	770,759
Nordea Bank AB (144A) 3.700%, 11/13/14	880,000	911,219
4.875%, 01/14/21 (a)	370,000	376,407
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (c)	780,000	1,015,950
Resona Preferred Global Securities, Ltd. (144A) 7.191%, 12/29/49 (c)	770,000	767,479
Royal Bank of Scotland Group plc 5.000%, 11/12/13	200,000	202,680
5.000%, 10/01/14	1,720,000	1,724,842
5.250%, 03/31/49	400,000	318,000
6.400%, 10/21/19 (a)	1,030,000	1,060,380
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,472,183
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (c)	1,180,000	1,157,823

MSF-202

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Wachovia Bank, N.A. 6.000%, 11/15/17	$390,000	$433,018
Wachovia Corp. 5.250%, 08/01/14 (a)	2,240,000	2,395,615

		23,511,946

Commercial Services & Supplies—0.7%
ACCO Brands Corp. 10.625%, 03/15/15	1,095,000	1,234,612
International Lease Finance Corp. 5.875%, 05/01/13	50,000	51,250
International Lease Finance Corp. (144A) 9.000%, 03/15/17 (c)	2,880,000	3,240,000

		4,525,862

Consumer Finance—0.8%
Ally Financial, Inc. 1.750%, 10/30/12	1,620,000	1,647,114
American Express Co. 6.800%, 09/01/66 (c)	2,930,000	2,988,600
SLM Corp. 5.000%, 04/15/15 (a)	60,000	60,410
5.050%, 11/14/14	310,000	312,923
5.625%, 08/01/33	245,000	209,462
8.000%, 03/25/20	210,000	228,900

		5,447,409

Containers & Packaging—0.4%
Ball Corp. 5.750%, 05/15/21 (a)	930,000	913,725
6.750%, 09/15/20	600,000	627,000
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21 (a)	480,000	482,400
7.125%, 04/15/19	200,000	205,000
7.750%, 10/15/16	405,000	428,287

		2,656,412

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	330,000	313,500
7.625%, 10/01/18	125,000	136,563

		450,063

Diversified Financial Services—7.4%
BAC Capital Trust XIV 5.630%, 12/31/49 (c)	2,520,000	1,940,400
Bank of America Corp. 4.500%, 04/01/15 (a)	1,640,000	1,702,991
5.420%, 03/15/17 (a)	2,420,000	2,470,539
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19 (a)	1,360,000	1,605,815
Boeing Capital Corp. 4.700%, 10/27/19 (a)	520,000	549,012
BP Capital Markets plc 3.125%, 03/10/12 (a)	290,000	296,374
5.250%, 11/07/13	1,350,000	1,459,975

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc. 5.000%, 09/15/14 (a)	$1,210,000	$1,263,486
5.500%, 10/15/14	440,000	474,584
6.375%, 08/12/14	630,000	696,426
6.875%, 03/05/38	1,190,000	1,307,743
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,038,991
Diageo Capital plc 4.828%, 07/15/20	1,330,000	1,374,769
FMC Finance III S.A. 6.875%, 07/15/17 (a)	750,000	792,187
Gaz Capital S.A. (144A) 6.510%, 03/07/22 (a)	120,000	127,500
General Electric Capital Corp. 6.375%, 11/15/67 (a) (c)	4,220,000	4,336,050
6.875%, 01/10/39	1,230,000	1,372,671
Giant Funding Corp. (144A) 8.250%, 02/01/18	180,000	184,500
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (c)	330,000	277,200
JPMorgan Chase & Co. 5.125%, 09/15/14 (a)	2,740,000	2,940,897
5.150%, 10/01/15 (a)	510,000	546,315
6.625%, 03/15/12 (a)	70,000	73,873
Leucadia National Corp. 8.125%, 09/15/15 (a)	520,000	574,600
Linn Energy Finance Corp. (144A) 7.750%, 02/01/21	690,000	734,850
Petrobras International Finance Co. 5.750%, 01/20/20 (a)	461,000	475,583
6.125%, 10/06/16	530,000	587,315
Reed Elsevier Capital, Inc. 8.625%, 01/15/19 (a)	710,000	899,735
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18 (a)	730,000	840,513
9.000%, 05/01/19 (a)	1,280,000	1,682,074
RSHB Capital S.A. (144A) 6.299%, 05/15/17 (a)	460,000	481,850
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	96,705
Shell International Finance BV 4.375%, 03/25/20 (a)	250,000	258,073
6.375%, 12/15/38 (a)	850,000	960,579
Springleaf Finance Corp. 6.900%, 12/15/17	510,000	466,650
Sprint Capital Corp. 6.875%, 11/15/28	6,510,000	6,005,475
8.375%, 03/15/12	1,195,000	1,260,725
8.750%, 03/15/32	160,000	170,200
Telecom Italia Capital S.A. 5.250%, 10/01/15 (a)	530,000	548,582
The Royal Bank of Scotland plc 4.875%, 03/16/15 (a)	400,000	415,750
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	130,000	139,100
7.500%, 07/18/16	100,000	112,000
UPCB Finance III, Ltd. (144A) 6.625%, 07/01/20 (a)	700,000	686,000

MSF-203

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	$160,000	$174,560
Virgin Media Finance plc 9.125%, 08/15/16 (a)	1,820,000	1,929,200
Wells Fargo Capital X 5.950%, 12/15/36 (a)	930,000	915,725

		49,248,142

Diversified Telecommunication Services—0.8%
AT&T, Inc. 5.500%, 02/01/18 (a)	1,370,000	1,495,485
6.550%, 02/15/39 (a)	630,000	656,610
AT&T, Inc. (144A) 5.350%, 09/01/40	61,000	54,640
Frontier Communications Corp. 8.750%, 04/15/22	459,000	496,868
Telefonica Emisiones SAU 5.134%, 04/27/20 (a)	380,000	378,084
UPC Holding BV (144A) 9.875%, 04/15/18 (a)	395,000	436,475
Verizon Communications, Inc. 8.950%, 03/01/39 (a)	130,000	177,198
Verizon Florida, LLC 6.125%, 01/15/13 (a)	70,000	75,329
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,926,725

		5,697,414

Electric Utilities—1.9%
Calpine Corp. (144A) 7.500%, 02/15/21 (a)	2,950,000	3,056,937
7.875%, 07/31/20	2,465,000	2,619,063
Energy Future Intermediate Co., LLC 11.250%, 12/01/20 (a) (c)	4,859,000	5,148,961
Exelon Corp. 5.625%, 06/15/35	555,000	517,321
FirstEnergy Corp. 6.450%, 11/15/11 (a)	34,000	35,018
7.375%, 11/15/31	1,235,000	1,337,758

		12,715,058

Energy Equipment & Services—0.4%
Baker Hughes, Inc. 7.500%, 11/15/18 (a)	1,100,000	1,373,134
Cie Generale de Geophysique-Veritas 7.500%, 05/15/15	15,000	15,413
7.750%, 05/15/17 (a)	480,000	504,600
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17	795,000	814,875

		2,708,022

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.600%, 03/15/19 (a)	630,000	722,661
CVS Pass-Through Trust 6.943%, 01/10/30	1,146,312	1,245,846

Security Description	Par Amount	Value

Food & Staples Retailing—(Continued)
Safeway, Inc. 7.250%, 02/01/31 (a)	$50,000	$55,641

		2,024,148

Food Products—0.3%
Kraft Foods, Inc. 5.375%, 02/10/20	1,740,000	1,836,998

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 4.450%, 03/15/20	570,000	583,942

Health Care Providers & Services—3.1%
HCA, Inc. 6.250%, 02/15/13	1,143,000	1,185,863
6.375%, 01/15/15	1,500,000	1,530,000
9.625%, 11/15/16 (e)	6,996,000	7,538,190
Humana, Inc. 7.200%, 06/15/18	540,000	613,766
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	78,731
8.875%, 07/01/19 (a)	2,551,000	2,908,140
9.000%, 05/01/15 (a)	1,067,000	1,173,700
10.000%, 05/01/18	1,622,000	1,899,767
UnitedHealth Group, Inc. 6.000%, 02/15/18	1,500,000	1,668,360
Vanguard Health Holding Co. II, LLC 8.000%, 02/01/18 (a)	1,080,000	1,105,650
WellPoint, Inc. 5.875%, 06/15/17	130,000	145,817
7.000%, 02/15/19	630,000	746,737

		20,594,721

Hotels, Restaurants & Leisure—1.6%
CCM Merger, Inc. (144A) 8.000%, 08/01/13	600,000	597,000
El Pollo Loco, Inc. 11.750%, 12/01/12	220,000	228,525
11.750%, 11/15/13 (a)	1,670,000	1,553,100
Harrah’s Operating Co., Inc. 10.750%, 02/01/16 (a)	1,570,000	1,467,950
11.250%, 06/01/17 (a)	1,135,000	1,289,644
Inn of the Mountain Gods Resort & Casino (144A) 1.250%, 11/30/20 (a) (c)	913,000	497,585
8.750%, 11/30/20	406,000	398,895
Landry’s Restaurants, Inc. 11.625%, 12/01/15 (a)	560,000	603,400
MGM Resorts International 7.625%, 01/15/17	130,000	122,687
10.375%, 05/15/14 (a)	575,000	658,375
11.125%, 11/15/17	1,380,000	1,580,100
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (a)	870,000	883,050
NCL Corp., Ltd. 11.750%, 11/15/16 (a)	770,000	889,350
Station Casinos, Inc. 6.500%, 02/01/14 (b)	125,000	13

MSF-204

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Station Casinos, Inc. 7.750%, 08/15/16 (b)	$2,870,000	$287

		10,769,961

Independent Power Producers & Energy Traders—1.4%
Dynegy-Roseton/Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	472,500
Edison Mission Energy 7.750%, 06/15/16 (a)	220,000	187,000
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	2,893,654	3,269,829
NRG Energy, Inc. 7.375%, 02/01/16	3,390,000	3,508,650
7.375%, 01/15/17 (a)	1,000,000	1,042,500
The AES Corp. 7.750%, 10/15/15	520,000	561,600

		9,042,079

Insurance—0.6%
American International Group, Inc. 5.850%, 01/16/18	350,000	364,572
6.250%, 03/15/37	760,000	695,400
8.250%, 08/15/18	820,000	959,022
Berkshire Hathaway, Inc. 3.200%, 02/11/15 (a)	850,000	874,958
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	1,070,000	1,206,454

		4,100,406

IT Services—0.1%
First Data Corp. 9.875%, 09/24/15 (a)	1,000,000	1,025,000

Marine—0.1%
Trico Shipping A.S. (144A) 13.875%, 11/01/14 (a) (c)	943,126	754,501

Media—3.5%
Cablevision Systems Corp. 7.750%, 04/15/18 (a)	220,000	237,600
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15	600,000	612,000
Charter Communications Operating, LLC (144A) 8.000%, 04/30/12 (c)	1,560,000	1,638,000
10.875%, 09/15/14 (c)	6,695,000	7,498,400
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13 (a)	50,000	56,351
Comcast Cable Communications, LLC 8.875%, 05/01/17	600,000	750,728
Comcast Corp. 5.875%, 02/15/18	170,000	187,408
6.500%, 01/15/15	1,300,000	1,471,174
CSC Holdings, LLC 6.750%, 04/15/12	350,000	363,125
DISH DBS Corp. 6.625%, 10/01/14 (a)	70,000	74,113
7.125%, 02/01/16	2,345,000	2,503,287

Security Description	Par Amount	Value

Media—(Continued)
DISH DBS Corp. 7.875%, 09/01/19	$3,235,000	$3,501,887
News America, Inc. 6.650%, 11/15/37	100,000	104,880
Time Warner Cable, Inc. 6.750%, 06/15/39 (a)	540,000	564,609
8.250%, 04/01/19 (a)	1,210,000	1,474,057
8.750%, 02/14/19	350,000	436,357
Time Warner, Inc. 7.625%, 04/15/31	50,000	57,678
Unitymedia Hessen GmbH & Co. KG (144A) 8.125%, 12/01/17	500,000	526,250
Univision Communications, Inc. (144A) 12.000%, 07/01/14	955,000	1,031,400

		23,089,304

Metals & Mining—1.5%
Alcoa, Inc. 6.000%, 07/15/13 (a)	110,000	120,038
Barrick Gold Corp. 6.950%, 04/01/19 (a)	680,000	813,244
Steel Dynamics, Inc. 7.375%, 11/01/12 (a)	550,000	585,750
7.625%, 03/15/20 (a)	2,380,000	2,564,450
7.750%, 04/15/16 (c)	3,300,000	3,514,500
Teck Resources, Ltd. 9.750%, 05/15/14	219,000	266,075
10.250%, 05/15/16 (a)	287,000	345,118
Vale Overseas, Ltd. 6.875%, 11/21/36	890,000	947,726
8.250%, 01/17/34 (a)	160,000	194,817
Vedanta Resources plc (144A) 8.750%, 01/15/14 (a)	680,000	725,050

		10,076,768

Oil, Gas & Consumable Fuels—5.1%
Anadarko Petroleum Corp. 8.700%, 03/15/19 (a)	490,000	600,186
Belden & Blake Corp. 8.750%, 07/15/12	1,665,000	1,665,000
Berry Petroleum Co. 10.250%, 06/01/14	800,000	928,000
Chesapeake Energy Corp. 6.500%, 08/15/17 (a)	450,000	486,562
6.625%, 08/15/20	1,460,000	1,554,900
6.875%, 08/15/18 (a)	120,000	130,500
9.500%, 02/15/15 (a)	1,020,000	1,264,800
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,080,000	1,289,472
Consol Energy, Inc. 8.250%, 04/01/20	2,180,000	2,417,075
El Paso Corp. 7.375%, 12/15/12 (a)	27,000	28,634
7.800%, 08/01/31	45,000	49,921
7.875%, 06/15/12	297,000	315,454
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	404,196
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,270,000	1,604,421

MSF-205

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Enterprise Products Operating, LLC 9.750%, 01/31/14	$1,820,000	$2,180,826
Hess Corp. 7.300%, 08/15/31	900,000	1,055,216
7.875%, 10/01/29 (a)	240,000	296,339
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	553,059
7.875%, 09/15/31	1,320,000	1,505,691
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	1,410,000	1,569,123
Linn Energy, LLC (144A) 8.625%, 04/15/20	840,000	932,400
Noble Energy, Inc. 8.250%, 03/01/19 (a)	500,000	629,053
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	291,550
Peabody Energy Corp. 6.500%, 09/15/20	1,960,000	2,102,100
Pemex Project Funding Master Trust 6.625%, 06/15/35	410,000	411,276
Plains Exploration & Production Co. 8.625%, 10/15/19 (a)	205,000	228,063
10.000%, 03/01/16 (a)	1,100,000	1,240,250
QEP Resources, Inc. 6.875%, 03/01/21	2,080,000	2,184,000
Quicksilver Resources, Inc. 11.750%, 01/01/16 (a)	1,030,000	1,199,950
Range Resources Corp. 8.000%, 05/15/19	1,680,000	1,852,200
SandRidge Energy, Inc. (144A) 9.875%, 05/15/16	85,000	94,350
Teekay Corp. 8.500%, 01/15/20 (a)	1,560,000	1,690,650
Valero Energy Corp. 4.750%, 06/15/13	50,000	53,079
Williams Cos., Inc. 7.875%, 09/01/21	808,000	1,005,520
8.750%, 03/15/32	33,000	42,709

		33,856,525

Paper & Forest Products—0.7%
Appleton Papers, Inc. 11.250%, 12/15/15 (a)	3,000,000	2,910,000
NewPage Corp. 11.375%, 12/31/14 (a)	1,485,000	1,486,856

		4,396,856

Pharmaceuticals—0.4%
Pfizer, Inc. 6.200%, 03/15/19 (a)	820,000	944,930
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	780,000	884,107
Wyeth 5.500%, 03/15/13 (a) (c)	50,000	54,193
5.950%, 04/01/37	620,000	662,813

		2,546,043

Security Description	Par Amount	Value

Professional Services—0.2%
Altegrity, Inc. (144A) 11.750%, 05/01/16	$1,440,000	$1,540,800

Real Estate Investment Trusts—0.0%
Boston Properties, L.P. 6.250%, 01/15/13 (a)	16,000	17,278

Road & Rail—0.5%
Kansas City Southern de Mexico S.A. de C.V. 12.500%, 04/01/16	1,560,000	1,895,400
RailAmerica, Inc. 9.250%, 07/01/17	1,190,000	1,316,437

		3,211,837

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 10.125%, 12/15/16 (a)	30,000	31,875
Freescale Semiconductor, Inc. (144A) 9.250%, 04/15/18	750,000	821,250
National Semiconductor Corp. 6.600%, 06/15/17	140,000	154,055

		1,007,180

Specialty Retail—1.0%
Limited Brands, Inc. 6.950%, 03/01/33	60,000	55,800
The Neiman Marcus Group, Inc. 7.125%, 06/01/28	3,810,000	3,486,150
9.000%, 10/15/15 (a) (c)	2,954,783	3,087,748

		6,629,698

Textiles, Apparel & Luxury Goods—0.2%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,519,800

Tobacco—0.4%
Alliance One International, Inc. 10.000%, 07/15/16 (a)	880,000	892,100
Altria Group, Inc. 8.500%, 11/10/13	760,000	886,320
Reynolds American, Inc. 6.750%, 06/15/17 (a)	575,000	657,542
7.250%, 06/01/12	270,000	288,067

		2,724,029

Trading Companies & Distributors—0.1%
H&E Equipment Services, Inc. 8.375%, 07/15/16	500,000	525,625

Wireless Telecommunication Services—1.3%
America Movil S.A.B. de C.V. 5.625%, 11/15/17 (a)	490,000	539,688
Cellco Partnership, Inc. 8.500%, 11/15/18	220,000	282,659
Cricket Communications, Inc. 7.750%, 05/15/16	645,000	685,312

MSF-206

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Intelsat Jackson Holdings S.A. 9.500%, 06/15/16	$85,000	$89,675
Intelsat Jackson Holdings S.A. (144A) 7.250%, 10/15/20	3,310,000	3,310,000
8.500%, 11/01/19 (a)	2,945,000	3,165,875
Rogers Communications, Inc. 6.800%, 08/15/18 (a)	430,000	502,685

		8,575,894

Yankee—0.0%
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	262,625

Total Corporate Bonds & Notes (Identified Cost $282,293,943)		278,784,449

U.S. Treasury & Government Agencies—40.2%

Agency Sponsored Mortgage-Backed—19.0%
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	46,526	53,827
Fannie Mae 30 Yr. 3.500%, TBA	100,000	94,156
4.000%, TBA	2,700,000	2,646,000
4.500%, TBA	5,100,000	5,190,046
5.000%, TBA	24,100,000	25,163,619
5.500%, TBA	21,400,000	22,844,625
6.000%, TBA	8,100,000	8,808,750
Fannie Mae 30 Yr. Pool 6.500%, 03/01/26	6,731	7,614
7.000%, 05/01/26	3,131	3,609
7.500%, 12/01/29	3,523	4,087
7.500%, 06/01/30	5,750	6,677
7.500%, 08/01/30	1,090	1,266
7.500%, 11/01/30	20,516	23,818
7.500%, 02/01/31	1,761	2,044
8.000%, 08/01/27	3,165	3,691
8.000%, 01/01/31	116,064	135,606
Fannie Mae REMICS 0.600%, 05/25/34 (c)	856,798	855,170
9.750%, 11/25/18	1,727,197	2,015,749
9.750%, 08/25/19	584,200	679,984
10.400%, 04/25/19	1,140	1,322
Freddie Mac 30 Yr. 4.000%, TBA	200,000	196,375
5.500%, TBA	100,000	106,656
Freddie Mac 30 Yr. Gold Pool 5.000%, 12/01/34	75,040	78,794
Freddie Mac REMICS 0.605%, 04/15/33 (c)	693,669	693,030
4.000%, 12/15/38	100,000	96,758
11.565%, 06/15/21 (c) (f)	36	782
Ginnie Mae 0.590%, 10/20/60 (c)	3,834,203	3,784,205
1.261%, 05/20/60 (c)	2,101,186	2,110,452
1.404%, 11/20/59 (c)	5,244,493	5,360,186
Ginnie Mae 30 Yr. 4.500%, TBA	20,700,000	21,289,586

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr. 5.000%, TBA	$8,100,000	$8,591,921
5.500%, TBA	3,200,000	3,463,999
6.000%, TBA	5,200,000	5,678,875
Ginnie Mae II 30 Yr. Pool 5.000%, 07/20/40	1,792,157	1,904,381
5.000%, 08/20/40	1,521,715	1,617,060
5.000%, 09/20/40	189,606	201,486
5.000%, 11/20/40	96,953	103,027
Ginnie Mae II ARM Pool 1.740%, 01/20/60 (c)	1,096,989	1,121,649
2.106%, 05/20/60 (c)	983,965	1,014,153
NCUA Guaranteed Notes 2.650%, 10/29/20 (c)	919,587	904,593
2.900%, 10/29/20	90,000	87,620

		126,947,248

Federal Agencies—4.9%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	3,400,000	3,693,620
Federal Home Loan Bank 0.240%, 10/28/11	6,200,000	6,198,816
0.320%, 11/30/11	6,640,000	6,640,870
0.430%, 02/22/12	5,340,000	5,339,733
3.625%, 10/18/13	580,000	614,411
Federal National Mortgage Association Zero Coupon, 10/09/19	1,500,000	1,019,062
6.250%, 05/15/29 (a)	1,710,000	2,056,304
7.125%, 01/15/30	1,710,000	2,257,356
Tennessee Valley Authority 4.625%, 09/15/60	1,130,000	1,046,979
5.250%, 09/15/39	670,000	702,691
5.980%, 04/01/36	2,320,000	2,668,151

		32,237,993

U.S. Treasury—16.3%
U.S. Treasury Bonds 4.250%, 11/15/40	480,000	459,075
4.375%, 11/15/39	850,000	831,539
4.750%, 02/15/41 (c)	7,100,000	7,380,672
U.S. Treasury Inflation Protected Bonds (TIPS) 2.000%, 01/15/26 (g)	332,817	355,230
2.125%, 02/15/40	3,871,212	4,093,505
2.500%, 01/15/29	3,138,244	3,554,796
U.S. Treasury Notes 1.250%, 02/15/14 (a)	470,000	470,294
1.250%, 03/15/14 (a)	400,000	399,875
1.375%, 02/15/13	3,570,000	3,612,255
2.000%, 01/31/16	1,870,000	1,856,413
2.125%, 02/29/16 (a)	8,580,000	8,553,187
2.750%, 02/28/18 (a)	45,010,000	44,668,914
2.750%, 03/31/18 (c)	9,630,000	9,617,211
3.625%, 02/15/21 (a) (c)	22,710,000	23,004,520

		108,857,486

Total U.S. Treasury & Government Agencies (Identified Cost $265,847,937)		268,042,727

MSF-207

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—10.0%

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—8.1%
American Home Mortgage Investment Trust 0.540%, 11/25/45 (c)	$1,133,452	$758,264
Banc of America Funding Corp. 0.424%, 05/20/36 (c)	976,075	769,699
Bear Stearns Adjustable Rate Mortgage Trust 2.861%, 10/25/35 (c)	2,700,000	2,295,953
Bear Stearns Asset Backed Securities Trust 0.480%, 04/25/36 (c)	2,176,589	1,063,335
Citigroup Mortgage Loan Trust, Inc. 3.068%, 12/25/35 (c)	4,275,357	2,842,082
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.610%, 03/25/35 (c)	439,812	376,943
0.670%, 11/25/34 (c)	242,829	214,855
GSR Mortgage Loan Trust 2.901%, 10/25/35 (c)	566,363	424,549
Harborview Mortgage Loan Trust 0.474%, 06/25/37 (c)	5,386,648	3,728,826
0.504%, 01/19/36 (c)	1,918,696	1,226,559
1.250%, 08/19/37 (c)	3,671,623	2,706,911
Impac Secured Assets CMN Owner Trust 0.570%, 03/25/36 (c)	1,790,724	973,301
0.600%, 08/25/36 (c)	445,672	394,429
IndyMac INDA Mortgage Loan Trust 5.859%, 11/25/37 (c)	2,315,861	1,920,083
IndyMac Index Mortgage Loan Trust 0.610%, 01/25/35 (c)	944,345	599,907
2.713%, 03/25/35 (c)	907,653	772,937
5.160%, 08/25/37 (c)	4,363,632	2,833,381
Luminent Mortgage Trust 0.440%, 05/25/46 (c)	2,251,488	1,263,010
MASTR Seasoned Securitization Trust 4.217%, 10/25/32 (c)	471,161	422,323
Merit Securities Corp. (144A) 1.748%, 09/28/32 (c)	309,367	291,639
Merrill Lynch Mortgage Investors, Inc. 5.020%, 05/25/34 (c)	572,871	586,127
Morgan Stanley Mortgage Loan Trust 0.570%, 01/25/35 (c)	1,501,991	1,169,471
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	433,292	437,989
6.500%, 10/25/34 (c)	496,712	502,448
Novastar Mortgage-Backed Notes 0.440%, 06/25/36 (c)	2,191,639	1,412,818
Prime Mortgage Trust (144A) 6.000%, 05/25/35	732,573	732,146
6.000%, 11/25/36	4,212,932	3,879,900
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	1,747,002	1,714,368
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	5,924,798	5,313,952
RBSGC Mortgage Pass-Through Certificates 0.700%, 01/25/37 (c)	2,558,843	1,591,813
Structured Adjustable Rate Mortgage Loan Trust 2.508%, 01/25/35 (c)	1,378,577	1,216,845
5.476%, 09/25/35 (c)	2,153,861	1,799,030
Structured Asset Mortgage Investments, Inc. 2.639%, 08/25/35 (c)	161,308	137,616

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates 0.520%, 12/25/45 (c)	$1,371,564	$1,152,602
0.530%, 11/25/45 (c)	2,638,911	2,105,093
0.540%, 07/25/45 (c)	48,197	39,760
0.540%, 10/25/45 (c)	1,522,916	1,310,372
4.707%, 04/25/37 (c)	2,132,950	1,692,912
5.846%, 09/25/36 (c)	1,218,312	962,929
Wells Fargo Mortgage-Backed Securities Trust 2.830%, 06/25/35 (c)	250,724	249,198
2.907%, 05/25/36 (c)	467,746	412,481

		54,298,856

Commercial Mortgage-Backed Securities—1.9%
Americold LLC Trust (144A) 4.954%, 01/14/29	600,000	605,809
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	517,408
Credit Suisse Mortgage Capital Certificates 5.441%, 02/15/39 (c)	1,000,000	1,072,381
Extended Stay America Trust (144A) 2.951%, 11/05/15	1,490,320	1,466,358
First Union National Bank Commercial Mortgage 0.996%, 05/17/32 (c) (f)	1,919,953	66,674
GS Mortgage Securities Corp II 5.808%, 08/10/45 (c)	780,000	828,154
LB-UBS Commercial Mortgage Trust 5.661%, 03/15/39 (c)	370,000	398,959
Merrill Lynch Mortgage Trust 5.669%, 05/12/39 (c)	1,890,000	2,051,628
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.485%, 03/12/51 (c)	960,000	1,005,458
5.745%, 06/12/50 (c)	3,500,000	3,657,073
Morgan Stanley Capital I 5.726%, 10/15/42 (c)	660,000	723,073

		12,392,975

Total Mortgage-Backed Securities (Identified Cost $77,678,334)		66,691,831

Asset-Backed Securities—4.9%

Asset Backed-Automobile—0.3%
Avis Budget Rental Car Funding AESOP, LLC (144A) 3.150%, 03/20/16	230,000	229,115
4.640%, 05/20/16	500,000	533,463
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	1,000,000	1,091,888

		1,854,466

Asset Backed-Home Equity—0.4%
Asset Backed Securities Corp. 3.105%, 04/15/33 (c)	43,446	29,902
Bear Stearns Asset Backed Securities Trust 0.620%, 01/25/34 (c)	37,743	30,842

MSF-208

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed-Home Equity—(Continued)
EMC Mortgage Loan Trust (144A) 0.700%, 05/25/43 (c)	$1,570,505	$1,153,038
0.950%, 01/25/41 (c)	659,279	601,959
IndyMac Seconds Asset Backed Trust 0.380%, 06/25/36 (c)	2,599,647	287,154
Morgan Stanley Mortgage Loan Trust 0.400%, 03/25/36 (c)	1,304,678	324,100
Structured Asset Securities Corp. (144A) 0.360%, 02/25/36 (c)	1,591,128	34,450

		2,461,445

Asset Backed-Other—2.6%
ACE Securities Corp. 0.380%, 02/25/31 (c)	932,434	748,081
Amortizing Residential Collateral Trust 2.050%, 08/25/32 (c)	73,289	29,352
Bear Stearns Asset Backed Securities Trust 6.000%, 10/25/36	3,752,528	2,905,019
Countrywide Asset Backed Certificates 1.500%, 06/25/34 (c)	262,572	81,118
Countrywide Home Equity Loan Trust 0.395%, 12/25/31 (c)	1,358,320	888,491
Ellington Loan Acquisition Trust (144A) 1.250%, 05/25/37 (c)	1,725,632	1,603,368
Greenpoint Manufactured Housing 2.255%, 03/13/32 (c)	775,000	645,386
2.262%, 11/22/31 (c)	475,000	398,990
2.266%, 02/20/32 (c)	575,000	487,572
3.252%, 03/18/29 (c)	700,000	532,915
3.754%, 02/20/30 (c)	325,000	266,675
3.754%, 11/17/31 (c)	1,200,000	990,067
3.754%, 06/19/29 (c)	350,000	289,087
GSAMP Trust 0.340%, 07/05/36 (c)	805,066	91,669
GSAMP Trust (144A) 0.360%, 05/25/36 (c)	281,584	278,055
GSRPM Mortgage Loan Trust (144A) 0.550%, 03/25/35 (c)	1,365,231	1,169,482
Long Beach Mortgage Loan Trust 0.774%, 01/21/31 (c)	31,136	23,431
Mid-State Trust 7.340%, 07/01/35	406,343	424,238
Origen Manufactured Housing 0.225%, 04/15/37 (c)	3,200,000	2,068,617
0.225%, 10/15/37 (c)	2,800,000	1,864,943
RAAC Series (144A) 0.500%, 08/25/35 (c)	1,376,163	1,018,613
SACO I, Inc. 0.510%, 06/25/36 (c)	1,073,080	346,365
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (b)	35,690	0
7.750%, 04/27/33 (b)	783	0

		17,151,534

Asset Backed-Student Loan—1.6%
Education Funding Capital Trust I 1.850%, 12/15/42 (c)	600,000	574,548

Security Description	Par Amount	Value

Asset Backed-Student Loan—(Continued)
EFS Volunteer, LLC (144A) 1.160%, 10/25/35 (c)	$750,000	$698,669
Keycorp Student Loan Trust 0.563%, 10/25/32 (c)	1,198,304	1,128,923
Nelnet Student Loan Trust 0.898%, 03/22/32 (c)	6,650,000	6,032,548
1.783%, 04/25/24 (c)	1,680,000	1,724,342
SLM Student Loan Trust (144A) 0.600%, 12/15/25 (c)	1,000,000	947,902

		11,106,932

Total Asset-Backed Securities (Identified Cost $41,304,069)		32,574,377

Municipal Bonds & Notes—1.8%

Collateralized-Mortgage Obligation—0.3%
Virginia Housing Development Authority 6.000%, 06/25/34	2,294,317	2,312,282

Municipal Agency—1.5%
Birmingham Commercial Development Authority 5.500%, 04/01/41	70,000	68,689
Imperial Irrigation District 5.125%, 11/01/38	110,000	100,685
Kentucky Higher Education Student Loan Corp. 1.504%, 05/01/34 (c)	550,000	533,148
Los Angeles Department of Airports 5.000%, 05/15/35	150,000	142,343
5.000%, 05/15/40	80,000	73,894
5.250%, 05/15/39	110,000	105,475
Los Angeles Department of Water & Power 6.574%, 07/01/45	450,000	465,854
Metropolitan Atlanta Rapid Transit Authority 5.000%, 07/01/39	100,000	96,760
Municipal Electric Authority of Georgia 6.637%, 04/01/57	470,000	446,500
6.655%, 04/01/57	260,000	244,436
New York Liberty Development Corp. 5.250%, 10/01/35	610,000	582,507
New York State Dormitory Authority 5.000%, 07/01/40	100,000	94,847
New York State Environmental Facilities Corp. 5.125%, 06/15/38	170,000	168,632
Pennsylvania Higher Education Assistance Agency 0.712%, 05/01/46 (c)	500,000	448,180
13.284%, 05/01/46 (c)	3,750,000	3,346,575
Port Authority of New York & New Jersey 5.000%, 01/15/41	420,000	403,628
San Francisco City & County Public Utilities Commission 5.000%, 11/01/39	120,000	112,548
San Mateo County Community College District 5.000%, 09/01/38	290,000	281,152
State of California 7.300%, 10/01/39	720,000	759,060

MSF-209

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Shares/Par Amount	Value

Municipal Agency—(Continued)
State of Illinois 5.665%, 03/01/18	$660,000	$658,739
5.877%, 03/01/19	690,000	689,137
Triborough Bridge & Tunnel Authority 5.000%, 11/15/37	190,000	185,349

		10,008,138

Total Municipal Bonds & Notes (Identified Cost $12,197,513)		12,320,420

Foreign Government & Agency Obligations—1.1%

Regional Government—0.1%
Region of Lombardy Italy 5.804%, 10/25/32	925,000	890,433

Sovereign—1.0%
Japan Bank for International Cooperation 2.875%, 02/02/15	1,230,000	1,257,024
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,700,000	1,679,639
Mexican Bonos 8.000%, 06/11/20(MXN)	23,550,000	2,041,013
Mexico Government International Bond 5.625%, 01/15/17	1,260,000	1,389,780
Russian Federation 11.000%, 07/24/18	310,000	438,960

		6,806,416

Total Foreign Government & Agency Obligations (Identified Cost $7,553,269)		7,696,849

Common Stock—0.5%

Building Products—0.2%
Nortek, Inc. (a) (h)	20,436	878,748

Chemicals—0.2%
Applied Extrusion Technologies, Inc. (Class B) (d) (h)	2,424	5,454
Georgia Gulf Corp. (a) (h)	38,928	1,440,336

		1,445,790

Media—0.1%
Charter Communications, Inc. (a) (h)	15,892	804,612

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp. (h)	2,910	81,946

Total Common Stock (Identified Cost $2,445,025)		3,211,096

Term Loans—0.3%

Security Description	Shares/Par Amount	Value

IT Services—0.3%
First Data Corp. 3.003%, 09/24/14 (c)	$2,236,307	$2,146,854

Total Term Loans (Identified Cost $2,146,854)		2,146,854

Convertible Preferred Stock—0.1%

Diversified Financial Services—0.1%
Citigroup Capital XII (a)	26,250	691,162

Total Convertible Preferred Stock (Identified Cost $656,250)		691,162

Preferred Stock—0.1%

Thrifts & Mortgage Finance—0.1%
Federal Home Loan Mortgage Corp. (h)	117,175	199,197
Federal National Mortgage Association (h)	88,250	153,935

Total Preferred Stock (Identified Cost $5,231,505)		353,132

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp. (h)	3,064	24,512

Yankee—0.0%
Republic of Venezuela (h)	3,750	102,188

Total Warrants (Identified Cost $0)		126,700

Short Term Investments—26.3%

Discount Notes—6.0%
Federal Home Loan Mortgage Corp. 0.010%, 05/09/11 (g)	$890,000	889,829
0.010%, 05/26/11	6,630,000	6,628,177
0.068%, 07/06/11	6,620,000	6,616,293
Federal National Mortgage Association 0.010%, 05/23/11	23,000,000	22,997,010
0.010%, 05/09/11 (g)	107,000	106,979
0.010%, 05/16/11 (g)	1,803,000	1,802,582
0.244%, 05/09/11	900,000	899,772

		39,940,642

Mutual Funds—12.8%
State Street Navigator Securities Lending Prime Portfolio (i)	85,846,080	85,846,080

MSF-210

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—4.7%
Bank of America Repurchase Agreement dated 03/31/11 at 0.060% to be repurchased at $30,700,051 on 04/01/11, collateralized by $31,393,000 U.S. Treasury Note due 01/15/14 with a value of $31,314,000.	$30,700,000	$30,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $447,000 on 04/01/11, collateralized by $455,000 U.S. Treasury Note due 04/30/12 with a value of $460,079.	447,000	447,000

		31,147,000

U.S. Treasury—2.8%
U.S. Treasury Bills 0.020%, 04/14/11	6,300,000	6,299,727
0.060%, 04/21/11 (a)	3,800,000	3,799,752
0.070%, 06/09/11 (a)	2,100,000	2,099,376
0.080%, 06/23/11	6,300,000	6,297,386

		18,496,241

Total Short Term Investments (Identified Cost $175,429,963)		175,429,963

Total Investments—127.1% (Identified Cost $872,784,662) (j)		848,069,560
Liabilities in excess of other assets		(180,703,095)

Net Assets—100.0%		$667,366,465

(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $84,106,588 and the collateral received consisted of cash in the amount of $85,846,080 and non-cash collateral with a value of $72,800. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing; Defaulted Bond.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(d)	Security was valued in good faith under procedures approved by the Board of Directors.
(e)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $2,116,037.
(h)	Non-Income Producing.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $873,181,744. The aggregate unrealized appreciation and depreciation of investments was $25,243,883 and $(50,356,067), respectively, resulting in net unrealized depreciation of $(25,112,184) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $89,110,293, which is 13.4% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(MXN)—	Mexican Peso

MSF-211

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Citibank N.A.	5/18/2011	3,003,526	$3,008,998	$3,094,185	$(85,187)
Euro (sold)	UBS AG	5/18/2011	88,002	120,781	124,718	(3,937)
Euro (sold)	UBS AG	5/18/2011	171,001	235,491	242,345	(6,854)
Euro (sold)	UBS AG	5/18/2011	900,001	1,272,888	1,275,495	(2,607)
Euro (sold)	UBS AG	5/18/2011	5,003,199	6,853,532	7,090,608	(237,076)
Euro (sold) for South African Rand*	Citibank N.A.	5/19/2011	23,595,000	3,441,239	3,463,271	22,032
Euro (sold) for Swiss Franc*	UBS AG	5/18/2011	9,627,000	10,527,250	10,513,948	(13,302)
Japanese Yen (sold) for Pound Sterling*	UBS AG	5/18/2011	4,296,006	6,597,208	6,890,645	293,437
Malaysian Ringgit (bought)	Citibank N.A.	5/25/2011	20,190,000	6,614,251	6,642,977	28,726
Mexican Peso (bought)	Citibank N.A.	4/15/2011	39,386,641	3,259,000	3,301,370	42,370
Mexican Peso (bought)	UBS AG	5/18/2011	81,847,350	6,712,375	6,839,706	127,331
Mexican Peso (sold)	UBS AG	5/18/2011	81,847,350	6,697,545	6,839,707	(142,162)
Norwegian Krone (bought)	Citibank N.A.	5/18/2011	19,165,000	3,317,753	3,455,366	137,613
Pound Sterling (sold) for Japanese Yen*	UBS AG	5/18/2011	545,915,000	6,652,576	6,597,209	(55,367)
Russian Ruble (bought)	Citibank N.A.	6/15/2011	139,859,533	4,789,300	4,894,043	104,743
Singapore Dollar (bought)	UBS AG	5/18/2011	8,489,781	6,649,525	6,737,432	87,907
Singapore Dollar (sold)	UBS AG	5/18/2011	8,489,781	6,669,428	6,737,433	(68,005)
South African Rand (sold) for Euro*	Citibank N.A.	5/19/2011	2,399,451	3,463,271	3,400,470	(62,801)
Taiwan Dollar (bought)	UBS AG	5/25/2011	192,270,000	6,544,248	6,545,175	927
Taiwan Dollar (sold)	UBS AG	5/18/2011	192,270,000	6,714,510	6,545,175	169,335

Net Unrealized Appreciation						$337,123

*	For cross-currency exchange contracts, the local currency amount represents the local currency being purchased. The aggregate face value represents the U.S. dollar value at March 31, 2011 of the currency being sold and the valuation as of March 31, 2011 is the U.S. dollar value of the currency being purchased.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
3 Months Euribor Interest Rate Futures	9/19/2011	163	$56,746,023	$56,736,263	$(9,760)
German Euro Bund Futures	6/8/2011	459	79,398,665	78,958,781	(439,884)
German Euro Bobl Futures	6/8/2011	32	5,223,416	5,200,193	(23,223)
U.S. Treasury Bond 30 Year Futures	6/21/2011	134	15,992,232	16,105,125	112,893
U.S. Treasury Bond Ultra Long Futures	6/21/2011	128	15,424,400	15,816,000	391,600

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	6/30/2011	(121)	(26,371,888)	(26,393,125)	(21,237)
U.S. Treasury Notes 5 Year Futures	6/30/2011	(805)	(93,834,884)	(94,015,196)	(180,312)
U.S. Treasury Notes 10 Year Futures	6/21/2011	(534)	(63,716,483)	(63,562,688)	153,795

Net Unrealized Depreciation					$(16,128)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
Eurodollar Mid Curve 1 Year Futures @ 99	4/15/2011	(88)	$(26,114)	$(3,850)	$22,264

Options Written-Puts
Eurodollar Mid Curve 1 Year Futures @ 99	4/15/2011	(88)	(23,914)	(48,950)	(25,036)

Totals			$(50,028)	$(52,800)	$(2,772)

MSF-212

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$278,784,449	$—	$278,784,449
Total U.S. Treasury & Government Agencies*	—	268,042,727	—	268,042,727
Total Mortgage-Backed Securities*	—	66,691,831	—	66,691,831
Total Asset-Backed Securities*	—	32,574,377	—	32,574,377
Total Municipal Bonds & Notes*	—	12,320,420	—	12,320,420
Total Foreign Government & Agency Obligations*	—	7,696,849	—	7,696,849
Common Stock
Building Products	878,748	—	—	878,748
Chemicals	1,440,336	—	5,454	1,445,790
Media	804,612	—	—	804,612
Oil, Gas & Consumable Fuels	81,946	—	—	81,946
Total Common Stock	3,205,642	—	5,454	3,211,096
Total Term Loans*	—	2,146,854	—	2,146,854
Total Convertible Preferred Stock*	691,162	—	—	691,162
Total Preferred Stock*	353,132	—	—	353,132
Total Warrants*	—	126,700	—	126,700
Short Term Investments
Discount Notes	—	39,940,642	—	39,940,642
Mutual Funds	85,846,080	—	—	85,846,080
Repurchase Agreement	—	31,147,000	—	31,147,000
U.S. Treasury	—	18,496,241	—	18,496,241
Total Short Term Investments	85,846,080	89,583,883	—	175,429,963
Total Investments	$90,096,016	$757,968,090	$5,454	$848,069,560

Futures Contracts**
Futures Contracts (Appreciation)	$658,288	$—	$—	$658,288
Futures Contracts (Depreciation)	(674,416)	—	—	(674,416)
Total Futures Contracts (Net Unrealized Depreciation)	(16,128)	—	—	(16,128)
Forward Contracts**
Forward Foreign Currency Contracts (Appreciation)	—	1,014,421	—	1,014,421
Forward Foreign Currency Contracts (Depreciation)	—	(677,298)	—	(677,298)
Total Forward Contracts (Net Unrealized Appreciation)	—	337,123	—	337,123
Written Options
Call Options Written	—	(3,850)	—	(3,850)
Put Options Written	—	(48,950)	—	(48,950)
Total Written Options	—	(52,800)	—	(52,800)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-213

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes	Common Stock	Total
Balance as of December 31, 2010	$113	$5,454	$5,567
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	0	0	0
Accrued discounts/premiums	91	0	91
Realized Gain (Loss)	50,963	0	50,963
Change in unrealized appreciation (depreciation)	(204)	0	(204)
Security Purchases	0	0	0
Security Sales	(50,963)	0	(50,963)

Balance as of March 31, 2011	$0	$5,454	$5,454

MSF-214

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—91.3% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—27.8%
Fannie Mae 15 Yr. 3.500%, TBA	$20,000,000	$20,050,000
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	306,510	323,883
5.000%, 03/01/18	667,749	718,905
6.500%, 04/01/13	7,790	8,528
6.500%, 07/01/13	6,427	7,035
6.500%, 06/01/17	240,884	264,746
7.000%, 12/01/14	9,089	9,889
7.000%, 07/01/15	2,222	2,439
7.500%, 02/01/16	49,561	54,867
Fannie Mae 30 Yr. 3.500%, TBA	2,600,000	2,448,061
4.500%, TBA	24,100,000	24,525,510
5.000%, TBA	51,700,000	54,083,060
5.000%, TBA	30,900,000	32,222,922
5.500%, TBA	112,000,000	119,519,688
6.000%, TBA	44,200,000	48,067,500
6.500%, TBA	7,900,000	8,854,170
Fannie Mae 30 Yr. Pool 5.500%, 04/01/35	771,447	833,120
5.500%, 03/01/41	14,000,000	14,919,297
6.500%, 03/01/26	2,783	3,148
6.500%, 04/01/29	180,765	204,487
6.500%, 07/01/32	2,165,397	2,482,214
6.500%, 11/01/36	272,477	306,616
6.500%, 10/01/37	6,456	7,265
7.000%, 11/01/23	4,717	5,388
7.000%, 11/01/28	6,629	7,658
7.000%, 02/01/29	4,592	5,305
7.000%, 01/01/30	2,707	3,129
7.500%, 04/01/32	16,015	18,616
8.000%, 05/01/28	6,643	7,744
8.000%, 08/01/30	3,067	3,586
8.000%, 07/01/32	1,319	1,544
11.500%, 09/01/19	87	94
12.000%, 10/01/15	18,885	21,666
Fannie Mae ARM Pool 1.000%, 07/01/37 (a)	137,154	146,121
Fannie Mae Pool 6.500%, 12/01/27	6,184	6,996
6.500%, 05/01/32	169,845	189,962
12.000%, 01/15/16	470	533
12.500%, 09/20/15	448	512
12.500%, 01/15/16	3,521	4,023
Fannie Mae REMICS 9.750%, 11/25/18	6,524,967	7,615,051
9.750%, 08/25/19	2,142,068	2,493,274
Fannie Mae Whole Loan 4.223%, 01/25/43 (a)	665,554	683,961
Freddie Mac 15 Yr. Gold Pool 6.500%, 08/01/13	3,729	3,911
7.000%, 07/01/11	95	96
Freddie Mac 30 Yr. 3.500%, TBA	10,900,000	10,240,888

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	$152,504	$160,276
6.500%, 03/01/26	1,867	2,114
6.500%, 07/01/26	11,640	13,183
8.000%, 12/01/19	5,703	6,105
8.000%, 09/01/30	11,852	13,995
9.000%, 10/01/17	2,189	2,200
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	13,743	15,416
Freddie Mac ARM Non-Gold Pool 2.652%, 01/01/35 (a)	47,896	50,410
5.708%, 02/01/37 (a)	36,353	38,552
5.774%, 05/01/37 (a)	89,310	94,869
5.872%, 05/01/37 (a)	104,507	110,895
Freddie Mac REMICS 4.000%, 12/15/38	400,000	387,033
4.500%, 04/15/32	304,579	311,245
8.500%, 06/15/21	73,738	82,750
Ginnie Mae 0.640%, 12/20/60 (a)	25,917,498	25,774,433
0.660%, 12/20/60 (a)	10,253,231	10,187,508
0.740%, 03/20/61 (a)	7,430,000	7,411,425
0.754%, 12/20/60 (a)	39,878,556	39,878,157
0.760%, 12/20/60 (a)	30,495,906	30,465,105
Ginnie Mae 30 Yr. 4.000%, TBA	12,300,000	12,294,231
4.500%, TBA	84,900,000	87,219,895
5.000%, TBA	29,500,000	31,293,040
5.500%, TBA	20,200,000	21,822,302
6.000%, TBA	22,500,000	24,553,125
Ginnie Mae I 30 Yr. Pool 6.000%, 03/15/33	2,816,271	3,116,086
6.500%, 06/15/31	16,453	18,633
6.500%, 08/15/34	462,281	529,456
7.500%, 01/15/29	13,182	15,340
7.500%, 09/15/29	7,497	8,724
7.500%, 02/15/30	17,020	19,824
7.500%, 09/15/30	25,677	29,907
8.500%, 05/15/18	14,567	14,781
8.500%, 06/15/25	82,721	98,470
9.000%, 12/15/16	8,201	9,265
Ginnie Mae II 30 Yr. Pool 5.000%, 07/20/40	847,303	900,392
5.000%, 08/20/40	4,184,716	4,446,915
6.500%, 10/20/37	2,063,468	2,319,037
NCUA Guaranteed Notes 2.900%, 10/29/20 (a)	25,000,000	24,339,005

		679,431,507

Federal Agencies—27.8%
Federal Farm Credit Bank 1.500%, 11/16/15 (b)	20,000,000	19,423,060
1.850%, 05/16/16	53,210,000	51,006,042
1.950%, 11/15/17	19,980,000	18,701,080
2.625%, 04/17/14	25,000,000	25,915,125

MSF-215

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Bank 1.400%, 07/12/13	$25,000,000	$25,083,025
2.000%, 09/14/12 (b)	20,000,000	20,399,100
2.625%, 12/08/17	20,000,000	19,459,240
3.625%, 10/18/13 (b)	30,000,000	31,779,900
4.125%, 03/13/20 (b)	25,000,000	25,800,700
5.250%, 12/11/20	12,000,000	13,260,888
Federal Home Loan Mortgage Corp. 0.198%, 12/29/11 (a)	12,000,000	12,000,012
1.375%, 02/25/14 (b)	19,700,000	19,709,082
1.750%, 09/10/15	52,000,000	51,039,248
4.750%, 11/17/15 (b)	30,000,000	33,236,370
5.000%, 04/18/17 (b)	18,000,000	20,159,694
5.250%, 04/18/16 (b)	53,000,000	59,983,121
5.500%, 08/23/17	10,000,000	11,478,680
Federal National Mortgage Association 0.238%, 07/26/12 (a)	13,000,000	13,002,392
1.000%, 02/15/26 (a)	25,000,000	24,987,350
1.350%, 08/16/13 (b)	25,000,000	24,932,475
1.625%, 10/26/15 (b)	56,000,000	54,490,464
1.750%, 08/18/14	13,000,000	12,961,065
Financing Corp. Fico 0.010%, 06/06/19	20,620,000	15,327,279
National Archives Facility Trust 8.500%, 09/01/19	4,010,643	4,781,288
Tennessee Valley Authority 3.875%, 02/15/21	35,000,000	35,115,640
4.500%, 04/01/18	20,000,000	21,628,380
The Financing Corp. Strips Zero Coupon, 06/27/11	13,949,000	13,927,505

		679,588,205

U.S. Treasury—35.7%
U.S. Treasury Bonds 6.250%, 08/15/23	18,000,000	22,353,750
8.000%, 11/15/21	38,500,000	53,767,637
U.S. Treasury Inflation Protected Bonds (TIPS) 2.125%, 02/15/41	21,114,870	22,325,675
U.S. Treasury Inflation Protected Notes (TIPS) 1.125%, 01/15/21 (b)	16,105,120	16,340,400
U.S. Treasury Notes 1.000%, 07/15/13	26,000,000	26,040,560
1.125%, 12/15/11	110,000,000	110,683,210
1.250%, 03/15/14 (b)	43,000,000	42,986,562
1.375%, 02/15/13 (b)	80,000,000	80,946,880
2.375%, 03/31/16	29,900,000	30,107,895
2.750%, 05/31/17	35,000,000	35,177,730
2.750%, 02/28/18 (b)	290,000,000	287,825,000
2.875%, 03/31/18	38,000,000	37,949,536
3.500%, 05/15/20 (b)	106,000,000	107,433,120

		873,937,955

Total U.S. Treasury & Government Agencies (Identified Cost $2,250,602,478)		2,232,957,667

Corporate Bonds & Notes — 13.0%
Security Description	Par Amount	Value

Capital Markets—1.9%
Citigroup Funding, Inc. 0.607%, 03/30/12 (a)	$20,000,000	$20,058,340
1.875%, 10/22/12	25,000,000	25,472,925

		45,531,265

Commercial Banks—2.4%
Citibank N.A. 0.341%, 05/07/12 (a)	13,650,000	13,665,288
1.250%, 11/15/11 (b)	20,000,000	20,126,780
New York Community Bank 3.000%, 12/16/11	12,796,000	13,043,935
SunTrust Bank 3.000%, 11/16/11	11,350,000	11,545,334

		58,381,337

Consumer Finance—0.9%
Ally Financial, Inc. 0.309%, 12/19/12 (a)	22,485,000	22,507,260

Diversified Financial Services—7.8%
Bank of America Corp. 2.100%, 04/30/12	17,000,000	17,311,542
Citigroup, Inc. 2.125%, 04/30/12 (d)	33,000,000	33,624,261
General Electric Capital Corp. 0.510%, 03/12/12 (a)	6,725,000	6,747,643
2.200%, 06/08/12	17,000,000	17,350,370
2.625%, 12/28/12 (b)	20,000,000	20,642,300
JPMorgan Chase & Co. 0.559%, 12/26/12 (a)	17,000,000	17,092,786
Private Export Funding Corp. 2.250%, 12/15/17	40,000,000	37,451,916
3.050%, 10/15/14	20,000,000	20,858,740
U.S. Central Federal Credit Union 1.250%, 10/19/11	20,000,000	20,115,020

		191,194,578

Total Corporate Bonds & Notes (Identified Cost $321,614,417)		317,614,440

Mortgage-Backed Securities—5.8%

Collateralized-Mortgage Obligation—4.4%
American Home Mortgage Assets 0.440%, 11/25/36 (a)	3,847,825	2,097,530
0.440%, 09/25/46 (a)	1,329,316	748,418
Banc of America Funding Corp. 2.938%, 06/20/35 (a)	580,927	326,040
5.791%, 10/25/36 (a)	40,332	28,066
Banc of America Mortgage Securities, Inc. 2.947%, 07/25/35 (a)	297,296	260,063
Citigroup Mortgage Loan Trust, Inc. 2.670%, 12/25/35 (a)	577,747	557,178

MSF-216

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Countrywide Alternative Loan Trust 0.454%, 07/25/36 (a)	$6,564,505	$2,928,623
0.484%, 07/20/35 (a)	2,020,298	1,328,932
0.540%, 05/25/34 (a)	5,884,271	5,009,415
1.350%, 02/25/36 (a)	3,247,785	2,079,453
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.610%, 03/25/35 (a)	251,321	215,396
0.670%, 07/25/36 (a)	2,236,301	2,011,671
Deutsche Mortgage Securities, Inc. (144A) 5.214%, 06/26/35 (a)	4,870,000	4,700,383
FDIC Structured Sale Gauranteed Notes (144A) 0.811%, 02/25/48 (a)	5,884,960	5,889,997
First Horizon Alternative Mortgage Securities 0.620%, 02/25/37 (a)	547,210	334,738
GMAC Mortgage Corp. Loan Trust 3.062%, 11/19/35 (a)	1,305,392	1,239,243
Greenpoint Mortgage Funding Trust 0.330%, 03/25/37 (a)	511,001	372,441
GSMPS Mortgage Loan Trust (144A) 0.600%, 01/25/35 (a)	702,150	604,242
0.600%, 09/25/35 (a)	893,747	764,436
0.650%, 06/25/34 (a)	1,215,544	1,039,914
4.140%, 06/25/34 (a)	6,755,390	6,495,882
GSR Mortgage Loan Trust 2.870%, 04/25/35 (a)	1,507,127	1,341,771
Harborview Mortgage Trust 0.404%, 03/19/38 (a)	652,680	411,303
0.434%, 11/19/46 (a)	259,442	152,250
0.454%, 10/19/37 (a)	591,638	383,355
Impac Secured Assets CMN Owner Trust 0.570%, 03/25/36 (a)	6,974,560	3,790,841
JPMorgan Mortgage Trust 3.715%, 07/25/34 (a)	633,813	623,262
Luminent Mortgage Trust 0.440%, 05/25/46 (a)	4,425,337	2,482,468
MASTR Adjustable Rate Mortgages Trust 0.450%, 05/25/47 (a)	8,990,290	5,122,892
1.123%, 12/25/46 (a)	9,747,876	3,564,808
2.290%, 02/25/34 (a)	366,133	312,993
3.589%, 12/25/34 (a)	33,411	25,794
MASTR Reperforming Loan Trust (144A) 0.600%, 05/25/35 (a)	589,645	482,077
3.906%, 05/25/35 (a)	6,375,011	5,521,340
5.456%, 05/25/36 (a)	5,756,911	5,111,843
6.000%, 08/25/34	156,878	152,355
7.000%, 08/25/34	700,648	718,893
MASTR Seasoned Securitization Trust 4.217%, 10/25/32 (a)	44,842	40,193
Merrill Lynch Mortgage Investors, Inc. 0.520%, 04/25/35 (a)	101,829	75,327
Morgan Stanley Mortgage Loan Trust 0.320%, 06/25/36 (a)	1,061,714	525,326
2.619%, 07/25/35 (a)	546,183	411,975
2.659%, 10/25/34 (a)	298,394	282,542
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	68,415	69,156

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Novastar Mortgage-Backed Notes 0.440%, 06/25/36 (a)	$4,307,704	$2,776,918
Provident Funding Mortgage Loan Trust 2.718%, 05/25/35 (a)	1,971,222	1,705,975
2.812%, 10/25/35 (a)	339,895	317,923
Residential Accredit Loans, Inc. 0.340%, 10/25/46 (a)	343,346	336,648
0.410%, 01/25/37 (a)	770,764	497,126
0.650%, 10/25/45 (a)	670,515	403,802
3.725%, 12/25/35 (a)	3,761,079	2,417,501
Residential Funding Mortgage Securities I 4.750%, 12/25/18	1,503,588	1,537,851
SACO I, Inc. (144A) 8.708%, 06/25/21 (a)	3,231,818	3,377,666
Structured Adjustable Rate Mortgage Loan Trust 2.622%, 05/25/35 (a)	7,483,182	6,138,821
Structured Asset Mortgage Investments, Inc. 0.430%, 09/25/37 (a)	4,129,414	2,704,023
0.430%, 07/25/46 (a)	436,691	258,002
Structured Asset Securities Corp. (144A) 0.600%, 04/25/35 (a)	5,019,456	4,133,562
0.650%, 09/25/33 (a)	73,591	68,720
4.823%, 06/25/35 (a)	305,154	267,122
Thornburg Mortgage Securities Trust 0.380%, 06/25/37 (a)	5,298,715	5,233,726
6.154%, 09/25/37 (a)	235,863	232,505
6.171%, 09/25/37 (a)	237,911	238,740
WaMu Mortgage Pass-Through Certificates 0.510%, 11/25/45 (a)	135,329	113,786
0.520%, 12/25/45 (a)	3,610,002	3,001,532
0.540%, 12/25/45 (a)	289,552	231,266
0.570%, 08/25/45 (a)	337,907	287,674
0.650%, 08/25/45 (a)	694,329	546,190
1.062%, 06/25/47 (a)	366,962	246,434
2.674%, 04/25/35 (a)	100,000	87,145

		107,795,483

Commercial Mortgage-Backed Securities—1.4%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	84,411
FDIC Structured Sale Guaranteed Notes (144A) 2.980%, 12/06/20	33,369,798	33,289,280

		33,373,691

Total Mortgage-Backed Securities (Identified Cost $159,694,351)		141,169,174

Asset-Backed Securities—3.4%

Asset Backed—Credit Card—1.8%
Citibank Credit Card Issuance Trust 2.250%, 12/23/14	42,000,000	42,890,270
Compucredit Acquired Portfolio Voltage Master Trust (144A) 0.425%, 09/15/18 (a)	1,908,087	1,747,469

		44,637,739

MSF-217

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed—Home Equity—0.1%
Bayview Financial Aquisition Trust 0.833%, 08/28/44 (a)	$29,448	$28,639
Bayview Financial Asset Trust (144A) 0.850%, 12/25/39 (a)	534,993	396,071
Bear Stearns Asset Backed Securities Trust 0.360%, 10/25/36 (a)	569,313	556,919
EMC Mortgage Loan Trust (144A) 0.700%, 12/25/42 (a)	135,267	85,495
IndyMac Seconds Asset Backed Trust 0.380%, 06/25/36 (a)	5,153,687	569,271
Morgan Stanley Mortgage Loan Trust 0.340%, 09/25/46 (a)	362,625	177,663
0.400%, 03/25/36 (a)	2,564,367	637,025
Option One Mortgage Loan Trust 0.830%, 06/25/33 (a)	176,303	152,281
Structured Asset Securities Corp. (144A) 0.360%, 02/25/36 (a)	2,853,057	61,771

		2,665,135

Asset Backed—Other—0.6%
AAMES Mortgage Investment Trust (144A) 0.412%, 08/25/35 (a)	10,876	10,852
ACE Securities Corp. 0.392%, 02/25/31 (a)	1,832,715	1,470,367
Amortizing Residential Collateral Trust 0.530%, 01/01/32 (a)	90,566	67,689
Countrywide Home Equity Loan Trust 0.395%, 12/25/31 (a)	2,693,221	1,761,663
0.405%, 11/15/36 (a)	96,337	73,206
0.535%, 02/15/34 (a)	496,133	297,078
0.545%, 02/15/34 (a)	317,160	197,856
0.625%, 12/15/28 (a)	170,379	160,527
0.805%, 08/15/37 (a)	524,628	443,268
Fremont Home Loan Trust 0.350%, 08/25/36 (a)	162,199	62,690
GMAC Mortgage Corp. Loan Trust 0.430%, 07/25/36 (a)	1,116,618	771,930
0.460%, 11/25/36 (a)	6,017,392	3,441,316
GSAMP Trust 0.340%, 07/05/36 (a)	1,392,892	158,602
GSR Mortgage Loan Trust 0.520%, 11/25/30 (a)	740,858	89,562
Lehman XS Trust 0.340%, 02/25/37 (a)	498,389	463,475
Ownit Mortgage Loan Asset Backed Certificates 5.290%, 12/25/36 (a)	1,690,388	1,094,386
RAAC Series (144A) 0.520%, 05/25/36 (a)	2,977,976	1,907,626
SACO I, Inc. 0.510%, 06/25/36 (a)	1,932,251	628,395
0.550%, 04/25/36 (a)	766,848	268,596
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	1,208,069	849,374
WMC Mortgage Loan Pass-Through Certificates 0.884%, 07/20/29 (a)	45,885	42,916

		14,261,374

Security Description	Shares/Par Amount	Value

Asset Backed—Student Loan—0.9%
NCUA Guaranteed Notes 0.608%, 12/07/20 (a)	$18,441,182	$18,460,545
Nelnet Student Loan Trust 1.783%, 04/25/24 (a)	2,490,000	2,555,722

		21,016,267

Total Asset-Backed Securities (Identified Cost $99,419,705)		82,580,515

Foreign Government & Agency Obligations—0.9%

Sovereign—0.9%
Egypt Government AID Bonds 4.450%, 09/15/15	20,000,000	21,771,200

Total Foreign Government & Agency Obligations (Identified Cost $22,448,760)		21,771,200

Preferred Stock—0.0%

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (c)	150,025	255,042
Federal National Mortgage Association (c)	108,775	184,918

Total Preferred Stock (Identified Cost $6,470,000)		439,960

Short Term Investments—16.8%

Discount Notes—0.1%
Federal Home Loan Mortgage Corp. 0.010%, 05/09/11 (d)	1,750,000	1,749,749
Federal National Mortgage Association 0.010%, 05/09/11 (d)	1,250,000	1,249,837

		2,999,586

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (e)	275,073,966	275,073,966

Repurchase Agreement—5.5%
Bank of America Repurchase Agreement dated 03/31/11 at 0.060% to be repurchased at $132,504,221 on 04/01/11, collateralized by $55,021,000 U.S. Treasury Note due 01/15/14 with a value of $54,883,140; and by $76,907,000 U.S. Treasury Note due 11/30/11 with a value of $79,732,830.	132,504,000	132,504,000

MSF-218

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Repurchase Agreement—(Continued)
Barclays Capital Repurchase Agreement dated 03/31/11 at 0.090% to be repurchased at $896,002 on 04/01/11, collateralized by $872,000 U.S. Treasury Inflation Protected Note due 07/15/20 with a value of $896,000.	$896,000	$896,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/11 at 0.010% to be repurchased at $1,066,000 on 04/01/11, collateralized by $165,000 U.S. Treasury Bond due 08/15/39 with a value of $166,749; and by $900,000 U.S. Treasury Note due 05/15/20 with a value of $924,750.	1,066,000	1,066,000

		134,466,000

Total Short Term Investments (Identified Cost $412,539,552)		412,539,552

Total Investments—131.2% (Identified Cost $3,272,789,263) (f)		3,209,072,508
Liabilities in excess of other assets		(763,071,555)

Net Assets—100.0%		$2,446,000,953

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $295,738,917 and the collateral received consisted of cash in the amount of $275,073,966 and non-cash collateral with a value of $26,700,915. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Non-Income Producing.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2011, the market value of securities pledged was $7,075,668.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $3,272,789,263. The aggregate unrealized appreciation and depreciation of investments was $13,782,202 and $(77,498,957), respectively, resulting in net unrealized depreciation of $(63,716,755) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $79,123,219, which is 3.2% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes 5 Year Futures	6/30/2011	(500)	$(58,651,031)	$(58,394,531)	$256,500
U.S. Treasury Notes 10 Year Futures	6/21/2011	(1,829)	(216,966,041)	(217,708,156)	(742,115)
U.S. Treasury Bonds 30 Year Futures	6/21/2011	(430)	(51,461,032)	(51,680,625)	(219,593)

Net Unrealized Depreciation					$(705,208)

MSF-219

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,232,957,667	$—	$2,232,957,667
Total Corporate Bonds & Notes*	—	317,614,440	—	317,614,440
Total Mortgage-Backed Securities*	—	141,169,174	—	141,169,174
Total Asset-Backed Securities*	—	82,580,515	—	82,580,515
Total Foreign Government & Agency Obligations*	—	21,771,200	—	21,771,200
Total Preferred Stock*	439,960	—	—	439,960
Short Term Investments
Discount Notes	—	2,999,586	—	2,999,586
Mutual Funds	275,073,966	—	—	275,073,966
Repurchase Agreement	—	134,466,000	—	134,466,000
Total Short Term Investments	275,073,966	137,465,586	—	412,539,552
Total Investments	$275,513,926	$2,933,558,582	$—	$3,209,072,508

Futures Contracts**
Futures Contracts Long (Appreciation)	$256,500	$—	$—	$256,500
Futures Contracts Long (Depreciation)	(961,708)	—	—	(961,708)
Total Futures Contracts (Net Unrealized Depreciation)	$(705,208)	$—	$—	$(705,208)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-220

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,188,327	$178,344,059
Jennison Growth Portfolio, (Class A) (a)	14,420,125	182,270,383
Pioneer Fund Portfolio, (Class A) (b)	12,581,128	186,578,129

Total Mutual Funds (Identified Cost $534,927,128)		547,192,571

Total Investments—100.0% (Identified Cost $534,927,128) (c)		547,192,571
Other assets less liabilities		(56,903)

Net Assets—100.0%		$547,135,668

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2011, the aggregate cost of investments for federal income tax purposes was $534,927,128. The aggregate unrealized appreciation and depreciation of investments was $30,069,410 and $(17,803,967), respectively, resulting in net unrealized appreciation of $12,265,443 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$547,192,571	$—	$—	$547,192,571
Total Investments	$547,192,571	$—	$—	$547,192,571

MSF-221

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or “the Adviser”) or the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the “Board” or “Directors”). Such quotations use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a Portfolio security, the fair value of the Portfolio security will be determined in accordance with procedures established by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to the Adviser of the Portfolio. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-222

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 27, 2011

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 27, 2011

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.